UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – December 31, 2015

Item 1: Reports to Shareholders

Annual Report | December 31, 2015

Vanguard 500 Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	13
Your Fund’s After-Tax Returns.	32
About Your Fund’s Expenses.	33
Glossary.	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard 500 Index Fund
Investor Shares	1.25%
ETF Shares
Market Price	1.32
Net Asset Value	1.35
Admiral™ Shares	1.36
S&P 500 Index	1.38
Large-Cap Core Funds Average	-0.66

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2014, Through December 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$189.89	$188.48	$3.747	$0.000
ETF Shares	188.45	187.05	3.931	0.000
Admiral Shares	189.89	188.48	3.961	0.000

1

Chairman’s Letter

Dear Shareholder,

The fiscal year ended December 31, 2015, was a tumultuous one for the world’s financial markets, and the broad U.S. stock market navigated a bumpy road to modest gains. Stocks of larger domestic companies such as those held in Vanguard 500 Index Fund generally outperformed their mid- and small-sized counterparts.

In this investment environment, your fund returned 1.25% for Investor Shares, closely tracking its benchmark, the Standard & Poor’s 500 Index, and surpassing the –0.66% average return of its peers.

Results among the fund’s ten market sectors were mixed. Half posted gains; consumer discretionary, technology, and health care stocks added most to returns. Energy stocks were a notable drag on performance.

If you hold shares of the fund in a taxable account, you may wish to review the section on after-tax returns that appears later in this report.

Despite troubles, U.S. stocks eked out a seventh year of gains
U.S. stocks returned 0.48% for the 12 months ended December 31, 2015. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns.

2

Stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices also affected economies and markets across the world for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. Emerging markets fared the worst.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market gained 0.55% over the 12 months; income accounted for the modestly positive result. The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

3

dollar’s strength against many foreign currencies. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December, returns for money market funds and savings accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

Energy’s double-digit decline offset gains in several sectors

The 500 Index Fund invests in 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value. As I mentioned, stocks of large-cap companies returned more than those of smaller companies, boosting your fund’s performance relative to the broad market.

Most segments of the U.S. economy grew, propped up by shoppers’ overall confidence and their willingness and ability to spend. This trend benefited the consumer discretionary and consumer staples sectors, which were among the market’s top performers. Internet retailers led the way in consumer discretionary; home improvement stores and restaurants also excelled. In consumer goods, notable showings came from tobacco, beverage, and packaged food companies.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Peer Group
	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.05%	0.05%	1.12%

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the fund’s expense ratios were 0.16% for Investor Shares, 0.05% for ETF Shares, and 0.05% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Large-Cap Core Funds.

4

The information technology and health care sectors also boosted performance; however, their returns paled compared with those of some robust recent periods. In IT, gains from internet and software firms were partially offset by poor results from technology hardware and communications equipment companies.

Merger-and-acquisition activity, vibrant drug pipelines, and favorable long-term demographic and economic trends lifted the health care sector. But political controversy over high drug prices and lofty valuations of biotechnology stocks led to a few stumbles. The fund’s tiny holding in telecommunications was also positive.

Much of the contribution made by these industries was erased by a double-digit decline in energy. The lengthy and sharp slide of oil prices punished the sector. Their effect was worsened by high production levels from some leading oil-producing countries and concerns about the slower growth in China, the world’s largest oil importer.

Natural gas prices also dropped, though not as dramatically. Some integrated oil and gas firms held up better than others, but the majority of companies engaged in production and exploration as well as services and distribution suffered.

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
500 Index Fund Investor Shares	7.18%
S&P 500 Index	7.31
Large-Cap Core Funds Average	5.91
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Stocks in the financial, industrials, materials, and utilities sectors also weighed on the fund’s performance.

The fund’s long-term record continues to be admirable

Over the last ten years, Vanguard 500 Index Fund’s Investor Shares have produced an average annual return of 7.18%. That’s more than 1 percentage point better than the average return of peer funds.

Most important, the fund has succeeded in meeting its primary objective of closely tracking its index over the long-term. That was no easy feat during a period that included the worst global recession since the Great Depression. This success is a tribute to the experience, talent, and sophisticated systems of the fund’s advisor, Vanguard Equity Index Group. Low expenses––which allow you to keep more of the fund’s return—have helped as well.

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending 2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see

Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015. Results from the model may vary with each use and over time. For more information, please see page 7.

6

To reach your long-term goals, be realistic and try to save more

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, returns have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that results aren’t always favorable. The U.S. stock and bond markets were barely positive, and international stocks and unhedged bonds finished in the red.

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 6 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today.

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead, particularly as markets adjust to changes in policies from the Fed and other central banks.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

And, as always, investors would be well- served to follow Vanguard’s principles for investing success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 11, 2016

8

500 Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics

	Investor	ETF Admiral
	Shares	Shares	Shares
Ticker Symbol	VFINX	VOO	VFIAX
Expense Ratio[1]	0.17%	0.05%	0.05%
30-Day SEC Yield	1.99%	2.12%	2.14%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	503	504	3,960
Median Market Cap	$81.0B	$81.0B	$51.4B
Price/Earnings Ratio	20.5x	20.5x	21.9x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	18.5%	18.3%	17.2%
Earnings Growth Rate	9.2%	9.2%	9.5%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	3%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.3%
Alphabet Inc.	Internet Software &
	Services	2.5
Microsoft Corp.	Systems Software	2.5
Exxon Mobil Corp.	Integrated Oil & Gas	1.8
General Electric Co.	Industrial
	Conglomerates	1.6
Johnson & Johnson	Pharmaceuticals	1.6
Amazon.com Inc.	Internet Retail	1.4
Wells Fargo & Co.	Diversified Banks	1.4
Berkshire Hathaway Inc. Multi-Sector Holdings		1.4
JPMorgan Chase & Co.	Diversified Banks	1.4
Top Ten		18.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.16% for Investor Shares, 0.05% for ETF Shares, and 0.05% for Admiral Shares.

9

500 Index Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer
Discretionary	12.9%	12.9%	13.4%
Consumer Staples	10.1	10.1	8.8
Energy	6.5	6.5	5.9
Financials	16.5	16.5	18.2
Health Care	15.1	15.1	14.8
Industrials	10.0	10.0	10.5
Information
Technology	20.7	20.7	20.0
Materials	2.8	2.8	3.1
Telecommunication
Services	2.4	2.4	2.2
Utilities	3.0	3.0	3.1

10

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	500 Index Fund*Investor Shares	1.25%	12.40%	7.18%	$20,014
••••••••	S&P 500 Index	1.38	12.57	7.31	20,242
– – – –	Large-Cap Core Funds Average	-0.66	10.65	5.91	17,750
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(9/7/2010)	Investment
500 Index Fund
ETF Shares Net Asset Value		1.35%	12.53%	14.89%	$20,914
S&P 500 Index		1.38	12.57	14.93	20,951
Dow Jones U.S. Total Stock Market Float
Adjusted Index		0.44	12.14	14.78	20,805
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

11

500 Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Admiral Shares	1.36%	12.53%	7.30%	$20,228
S&P 500 Index	1.38	12.57	7.31	20,242
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	20,563

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2015
				Since
		One	Five	Inception
		Year	Years	(9/7/2010)
500 Index Fund ETF Shares Market Price		1.32%	80.33%	109.10%
500 Index Fund ETF Shares Net Asset Value		1.35	80.45	109.14
S&P 500 Index		1.38	80.75	109.51

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

500 Index Fund Investor Shares

S&P 500 Index

12

500 Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.9%)
*	Amazon.com Inc.	4,693,197	3,172,085
	Home Depot Inc.	15,480,227	2,047,260
	Walt Disney Co.	18,569,818	1,951,316
	Comcast Corp. Class A	29,813,682	1,682,386
	McDonald’s Corp.	11,211,142	1,324,484
	Starbucks Corp.	18,128,618	1,088,261
	NIKE Inc. Class B	16,476,255	1,029,766
	Lowe’s Cos. Inc.	11,172,885	849,586
*	Priceline Group Inc.	607,823	774,944
	Ford Motor Co.	47,589,246	670,532
	Time Warner Cable Inc.	3,457,584	641,693
	Time Warner Inc.	9,761,049	631,247
*	Netflix Inc.	5,218,020	596,837
	General Motors Co.	17,289,809	588,026
	TJX Cos. Inc.	8,174,389	579,646
	Target Corp.	7,521,508	546,137
	Twenty-First Century
	Fox Inc. Class A	19,558,585	531,211
	Yum! Brands Inc.	5,265,033	384,611
	Johnson Controls Inc.	7,907,407	312,263
	Carnival Corp.	5,619,507	306,151
*	O’Reilly Automotive Inc.	1,204,279	305,188
	L Brands Inc.	3,109,558	297,958
	Delphi Automotive plc	3,419,533	293,157
*	AutoZone Inc.	372,181	276,125
	Ross Stores Inc.	4,944,569	266,067
	VF Corp.	4,163,691	259,190
	Dollar General Corp.	3,551,850	255,271
	CBS Corp. Class B	5,294,831	249,545
	Omnicom Group Inc.	2,957,526	223,766
*	Dollar Tree Inc.	2,866,444	221,347
	Royal Caribbean
	Cruises Ltd.	2,094,843	212,019
*	Chipotle Mexican
	Grill Inc. Class A	380,751	182,703
	Expedia Inc.	1,436,763	178,590

			Market
			Value•
		Shares	($000)
*	Under Armour Inc.
	Class A	2,198,843	177,249
	Viacom Inc. Class B	4,238,227	174,445
	Genuine Parts Co.	1,840,480	158,079
	Marriott International
	Inc. Class A	2,354,245	157,829
*	Mohawk Industries Inc.	776,133	146,992
	Newell Rubbermaid Inc.	3,260,671	143,730
	Starwood Hotels &
	Resorts Worldwide Inc.	2,059,428	142,677
	Hanesbrands Inc.	4,783,193	140,769
	Tractor Supply Co.	1,639,911	140,212
	Whirlpool Corp.	954,573	140,198
	Advance Auto Parts Inc.	894,005	134,557
	Macy’s Inc.	3,837,657	134,241
*	CarMax Inc.	2,473,708	133,506
	DR Horton Inc.	4,005,829	128,307
	Signet Jewelers Ltd.	971,888	120,213
	BorgWarner Inc.	2,736,205	118,286
*	TripAdvisor Inc.	1,379,357	117,590
	Interpublic Group
	of Cos. Inc.	4,960,385	115,478
	Mattel Inc.	4,142,576	112,554
	Best Buy Co. Inc.	3,643,674	110,950
	Coach Inc.	3,387,720	110,880
	Kohl’s Corp.	2,319,708	110,488
	Goodyear Tire
	& Rubber Co.	3,287,564	107,405
	Lennar Corp. Class A	2,185,607	106,898
	Harley-Davidson Inc.	2,344,586	106,421
	Tiffany & Co.	1,361,612	103,877
	Wyndham Worldwide
	Corp.	1,418,837	103,079
*	Bed Bath & Beyond Inc.	2,039,455	98,404
	H&R Block Inc.	2,882,293	96,009
	Hasbro Inc.	1,370,689	92,330
*	Michael Kors
	Holdings Ltd.	2,249,189	90,103

13

500 Index Fund

			Market
			Value•
		Shares	($000)
	Darden Restaurants Inc.	1,409,355	89,691
	Cablevision Systems
	Corp. Class A	2,719,877	86,764
	Nordstrom Inc.	1,662,869	82,827
	Harman International
	Industries Inc.	869,088	81,877
	Ralph Lauren Corp.
	Class A	718,726	80,124
	News Corp. Class A	5,980,264	79,896
*	Discovery
	Communications Inc.	3,152,678	79,511
	Staples Inc.	7,869,341	74,523
	PVH Corp.	1,009,265	74,332
	Leggett & Platt Inc.	1,664,591	69,946
	Gap Inc.	2,801,061	69,186
	TEGNA Inc.	2,710,630	69,175
	PulteGroup Inc.	3,877,920	69,105
	Wynn Resorts Ltd.	993,591	68,747
	Scripps Networks
	Interactive Inc. Class A	1,156,916	63,873
*	AutoNation Inc.	933,683	55,704
	Garmin Ltd.	1,441,268	53,572
*	Discovery
	Communications Inc.
	Class A	1,828,846	48,794
^	GameStop Corp. Class A	1,287,178	36,092
*	Urban Outfitters Inc.	1,059,470	24,103
*,^	Fossil Group Inc.	505,875	18,495
			28,179,461
Consumer Staples (10.0%)
	Procter & Gamble Co.	33,217,094	2,637,769
	Coca-Cola Co.	47,789,337	2,053,030
	PepsiCo Inc.	17,787,530	1,777,330
	Philip Morris
	International Inc.	18,916,182	1,662,922
	Altria Group Inc.	23,938,921	1,393,485
	CVS Health Corp.	13,519,773	1,321,828
	Wal-Mart Stores Inc.	19,155,772	1,174,249
	Walgreens Boots
	Alliance Inc.	10,634,833	905,609
	Mondelez
	International Inc.
	Class A	19,402,729	870,018
	Costco Wholesale Corp.	5,340,398	862,474
	Colgate-Palmolive Co.	10,950,786	729,541
	Kimberly-Clark Corp.	4,431,875	564,178
	Kraft Heinz Co.	7,259,490	528,201
	Kroger Co.	11,884,831	497,142
	Reynolds American Inc.	10,119,879	467,032
	General Mills Inc.	7,297,180	420,755
	Constellation Brands
	Inc. Class A	2,113,869	301,100
*	Monster Beverage Corp.	1,831,396	272,805

		Market
		Value•
	Shares	($000)
Archer-Daniels-
Midland Co.	7,285,415	267,229
Sysco Corp.	6,409,541	262,791
Estee Lauder Cos. Inc.
Class A	2,717,269	239,283
Kellogg Co.	3,115,176	225,134
ConAgra Foods Inc.	5,285,120	222,821
Dr Pepper Snapple
Group Inc.	2,306,011	214,920
Clorox Co.	1,575,931	199,875
Tyson Foods Inc. Class A	3,609,297	192,484
Mead Johnson
Nutrition Co.	2,406,636	190,004
Molson Coors
Brewing Co. Class B	1,923,663	180,670
JM Smucker Co.	1,461,013	180,201
Hershey Co.	1,754,015	156,581
Whole Foods Market Inc.	4,166,090	139,564
Church & Dwight Co. Inc.	1,600,678	135,866
Hormel Foods Corp.	1,646,862	130,234
Keurig Green
Mountain Inc.	1,418,030	127,594
Coca-Cola
Enterprises Inc.	2,548,897	125,508
Brown-Forman Corp.
Class B	1,240,598	123,167
McCormick & Co. Inc.	1,419,558	121,457
Campbell Soup Co.	2,192,444	115,213
		21,990,064
Energy (6.5%)
Exxon Mobil Corp.	50,827,997	3,962,042
Chevron Corp.	22,978,906	2,067,182
Schlumberger Ltd.	15,397,402	1,073,969
ConocoPhillips	15,074,112	703,810
Occidental
Petroleum Corp.	9,324,610	630,437
EOG Resources Inc.	6,711,452	475,104
Phillips 66	5,796,349	474,141
Valero Energy Corp.	5,878,697	415,683
Halliburton Co.	10,448,559	355,669
Marathon
Petroleum Corp.	6,506,946	337,320
Kinder Morgan Inc.	22,340,269	333,317
Anadarko
Petroleum Corp.	6,203,812	301,381
Baker Hughes Inc.	5,323,985	245,702
Pioneer Natural
Resources Co.	1,823,684	228,653
Williams Cos. Inc.	8,329,555	214,070
Apache Corp.	4,614,870	205,223
Spectra Energy Corp.	8,196,726	196,230
Noble Energy Inc.	5,195,881	171,100
Tesoro Corp.	1,469,635	154,855

14

500 Index Fund

			Market
			Value•
		Shares	($000)
	National Oilwell
	Varco Inc.	4,587,121	153,623
	Devon Energy Corp.	4,716,320	150,922
*	Cameron
	International Corp.	2,333,038	147,448
	Hess Corp.	2,933,785	142,230
	Marathon Oil Corp.	8,276,185	104,197
	Cimarex Energy Co.	1,155,572	103,285
	EQT Corp.	1,864,183	97,180
	Columbia Pipeline
	Group Inc.	4,755,170	95,103
	Cabot Oil & Gas Corp.	5,057,888	89,474
*	FMC Technologies Inc.	2,788,339	80,890
^	Helmerich & Payne Inc.	1,317,924	70,575
*	Newfield Exploration Co.	1,976,168	64,344
	ONEOK Inc.	2,558,976	63,104
^	Transocean Ltd.	4,182,312	51,777
	Range Resources Corp.	2,068,542	50,907
	Murphy Oil Corp.	1,974,909	44,337
	Ensco plc Class A	2,876,549	44,270
*,^	Southwestern
	Energy Co.	4,697,023	33,396
^	Chesapeake
	Energy Corp.	6,317,893	28,431
^	CONSOL Energy Inc.	2,799,513	22,116
^	Diamond Offshore
	Drilling Inc.	787,999	16,627
			14,200,124
Financials (16.4%)
	Wells Fargo & Co.	56,751,662	3,085,020
	JPMorgan Chase & Co.	44,945,183	2,967,730
*	Berkshire Hathaway Inc.
	Class B	21,311,016	2,813,907
	Bank of America Corp.	127,132,211	2,139,635
	Citigroup Inc.	36,372,174	1,882,260
	American International
	Group Inc.	15,103,195	935,945
	Goldman Sachs
	Group Inc.	4,843,160	872,883
	US Bancorp	20,074,999	856,600
	Simon Property
	Group Inc.	3,777,601	734,517
	American Express Co.	10,214,445	710,415
	MetLife Inc.	13,572,143	654,313
	PNC Financial Services
	Group Inc.	6,199,924	590,915
	Morgan Stanley	18,439,020	586,545
	Bank of New York
	Mellon Corp.	13,344,090	550,043
	BlackRock Inc.	1,541,713	524,984
	American Tower
	Corporation	5,171,360	501,363
	Charles Schwab Corp.	14,627,019	481,668

			Market
			Value•
		Shares	($000)
	Capital One
	Financial Corp.	6,495,785	468,866
	ACE Ltd.	3,957,922	462,483
	Prudential Financial Inc.	5,481,875	446,279
	Public Storage	1,796,966	445,109
	Travelers Cos. Inc.	3,714,224	419,187
	CME Group Inc.	4,129,432	374,127
	Intercontinental
	Exchange Inc.	1,449,744	371,511
	Chubb Corp.	2,772,120	367,694
	Equity Residential	4,447,246	362,851
	BB&T Corp.	9,524,807	360,133
	Marsh & McLennan
	Cos. Inc.	6,368,738	353,147
	Crown Castle
	International Corp.	4,074,948	352,279
	State Street Corp.	4,926,069	326,894
	McGraw Hill
	Financial Inc.	3,299,974	325,311
	Aflac Inc.	5,209,965	312,077
*	Synchrony Financial	10,180,000	309,574
	Aon plc	3,344,135	308,363
	AvalonBay
	Communities Inc.	1,671,096	307,699
	Welltower Inc.	4,320,428	293,919
	Allstate Corp.	4,728,511	293,593
	Discover Financial
	Services	5,218,973	279,841
	Prologis Inc.	6,401,120	274,736
	SunTrust Banks Inc.	6,221,638	266,535
	Boston Properties Inc.	1,874,858	239,119
	M&T Bank Corp.	1,953,197	236,688
	Ventas Inc.	4,065,203	229,399
	Equinix Inc.	756,555	228,782
	Progressive Corp.	7,135,893	226,921
	Ameriprise Financial Inc.	2,125,630	226,210
	T. Rowe Price Group Inc.	3,065,468	219,150
	Hartford Financial
	Services Group Inc.	5,000,715	217,331
	HCP Inc.	5,677,382	217,103
	Vornado Realty Trust	2,163,660	216,280
	Moody’s Corp.	2,099,752	210,689
*	Berkshire Hathaway Inc.
	Class A	1,042	206,108
	Fifth Third Bancorp	9,697,384	194,917
	General Growth
	Properties Inc.	7,108,660	193,427
	Essex Property Trust Inc.	806,171	193,005
	Northern Trust Corp.	2,653,392	191,283
	Weyerhaeuser Co.	6,231,621	186,824
	Invesco Ltd.	5,174,533	173,243
	Franklin Resources Inc.	4,626,096	170,333
	Realty Income Corp.	3,047,087	157,321

15

500 Index Fund

			Market
			Value•
		Shares	($000)
	Regions Financial Corp.	15,937,126	152,996
	Lincoln National Corp.	3,021,034	151,837
	Principal Financial
	Group Inc.	3,323,663	149,498
	XL Group plc Class A	3,634,955	142,418
	Host Hotels
	& Resorts Inc.	9,175,564	140,753
	SL Green Realty Corp.	1,217,090	137,507
	KeyCorp	10,197,859	134,510
	Kimco Realty Corp.	5,045,576	133,506
	Macerich Co.	1,642,830	132,560
	Loews Corp.	3,417,229	131,222
*	CBRE Group Inc.
	Class A	3,549,014	122,725
	Huntington
	Bancshares Inc.	9,738,224	107,705
	Cincinnati Financial Corp.	1,802,095	106,630
*	E*TRADE Financial Corp.	3,579,392	106,093
*	Affiliated Managers
	Group Inc.	659,615	105,380
	Plum Creek
	Timber Co. Inc.	2,121,429	101,235
	Unum Group	2,975,095	99,041
	Comerica Inc.	2,160,828	90,387
	Nasdaq Inc.	1,405,047	81,732
	Torchmark Corp.	1,401,719	80,122
	Apartment Investment
	& Management Co.	1,912,595	76,561
	Leucadia National Corp.	4,075,893	70,880
	Zions Bancorporation	2,497,739	68,188
	Assurant Inc.	805,025	64,837
	Iron Mountain Inc.	2,349,538	63,461
	People’s United
	Financial Inc.	3,793,403	61,264
	Legg Mason Inc.	1,317,805	51,698
	Navient Corp.	4,431,933	50,746
			36,020,576
Health Care (15.1%)
	Johnson & Johnson	33,783,378	3,470,229
	Pfizer Inc.	75,369,987	2,432,943
	Merck & Co. Inc.	34,107,913	1,801,580
	Gilead Sciences Inc.	17,596,138	1,780,553
*	Allergan plc	4,812,082	1,503,776
	Amgen Inc.	9,210,001	1,495,059
	Bristol-Myers Squibb Co.	20,368,906	1,401,177
	UnitedHealth Group Inc.	11,636,964	1,368,972
	Medtronic plc	17,168,408	1,320,594
	AbbVie Inc.	19,959,431	1,182,397
*	Celgene Corp.	9,592,443	1,148,791
	Eli Lilly & Co.	11,916,236	1,004,062
*	Biogen Inc.	2,721,506	833,733
	Abbott Laboratories	18,212,965	817,944

			Market
			Value•
		Shares	($000)
*	Express Scripts
	Holding Co.	8,256,806	721,727
	Thermo Fisher
	Scientific Inc.	4,872,624	691,182
	McKesson Corp.	2,809,425	554,103
*	Alexion
	Pharmaceuticals Inc.	2,750,943	524,742
*	Regeneron
	Pharmaceuticals Inc.	947,855	514,562
	Aetna Inc.	4,257,258	460,295
	Cigna Corp.	3,145,070	460,218
	Anthem Inc.	3,187,341	444,443
	Becton Dickinson
	and Co.	2,572,867	396,453
*	Vertex
	Pharmaceuticals Inc.	2,999,905	377,478
	Cardinal Health Inc.	4,016,519	358,555
	Stryker Corp.	3,856,023	358,379
*	Illumina Inc.	1,787,364	343,076
	Humana Inc.	1,809,572	323,027
*	Boston Scientific Corp.	16,423,193	302,844
*	Mylan NV	5,042,935	272,671
	Zoetis Inc.	5,592,590	267,997
*	HCA Holdings Inc.	3,832,340	259,181
	Baxalta Inc.	6,626,734	258,641
	Perrigo Co. plc	1,787,300	258,622
	Baxter International Inc.	6,678,323	254,778
*	Intuitive Surgical Inc.	456,175	249,145
	AmerisourceBergen
	Corp. Class A	2,384,892	247,337
*	Cerner Corp.	3,717,142	223,660
	Zimmer Biomet
	Holdings Inc.	2,089,735	214,386
	St. Jude Medical Inc.	3,450,836	213,158
*	Edwards
	Lifesciences Corp.	2,633,398	207,986
	CR Bard Inc.	901,915	170,859
	Agilent Technologies Inc.	4,045,731	169,152
*	Henry Schein Inc.	1,012,287	160,134
*	Endo International plc	2,541,212	155,573
*	Laboratory Corp. of
	America Holdings	1,235,442	152,750
*	DaVita HealthCare
	Partners Inc.	2,034,872	141,851
*	Waters Corp.	996,875	134,159
	Universal Health
	Services Inc. Class B	1,113,162	133,012
	Quest Diagnostics Inc.	1,749,881	124,487
*	Mallinckrodt plc	1,416,928	105,745
	DENTSPLY
	International Inc.	1,709,232	104,007
*	Varian Medical
	Systems Inc.	1,184,003	95,667

16

500 Index Fund

			Market
			Value•
		Shares	($000)
	PerkinElmer Inc.	1,368,603	73,316
	Patterson Cos. Inc.	1,021,716	46,192
*	Tenet Healthcare Corp.	1,217,518	36,891
			33,124,251
Industrials (10.0%)
	General Electric Co.	115,233,118	3,589,512
	3M Co.	7,517,516	1,132,439
	Boeing Co.	7,689,254	1,111,789
	Honeywell
	International Inc.	9,409,617	974,554
	United Technologies
	Corp.	10,071,909	967,608
	United Parcel Service
	Inc. Class B	8,499,452	817,902
	Union Pacific Corp.	10,428,287	815,492
	Lockheed Martin Corp.	3,226,605	700,657
	Danaher Corp.	7,279,083	676,081
	General Dynamics Corp.	3,627,988	498,341
	Delta Air Lines Inc.	9,602,148	486,733
	Caterpillar Inc.	7,108,560	483,098
	FedEx Corp.	3,206,210	477,693
	Raytheon Co.	3,676,099	457,785
	Northrop Grumman Corp.	2,226,652	420,414
	Precision Castparts Corp.	1,679,815	389,734
	Emerson Electric Co.	7,991,488	382,233
	Illinois Tool Works Inc.	3,994,054	370,169
	Southwest Airlines Co.	7,940,111	341,901
	American Airlines
	Group Inc.	7,695,585	325,908
	CSX Corp.	11,902,889	308,880
	Norfolk Southern Corp.	3,645,103	308,339
	Eaton Corp. plc	5,650,180	294,035
	Deere & Co.	3,806,141	290,294
	Waste Management Inc.	5,069,558	270,562
*	United Continental
	Holdings Inc.	4,551,485	260,800
	Roper Technologies Inc.	1,230,634	233,562
	Nielsen Holdings plc	4,444,481	207,113
	PACCAR Inc.	4,315,135	204,537
	Stanley Black
	& Decker Inc.	1,827,835	195,085
	Cummins Inc.	2,005,208	176,478
	Ingersoll-Rand plc	3,186,858	176,201
	Rockwell Automation Inc.	1,611,616	165,368
	Tyco International plc	5,161,000	164,584
	Equifax Inc.	1,446,339	161,079
	Parker-Hannifin Corp.	1,660,054	160,992
	AMETEK Inc.	2,904,013	155,626
	Rockwell Collins Inc.	1,604,612	148,106
*	Verisk Analytics Inc.
	Class A	1,902,820	146,289
^	Fastenal Co.	3,536,562	144,363

			Market
			Value•
		Shares	($000)
	WW Grainger Inc.	705,197	142,866
	Textron Inc.	3,340,871	140,350
	Republic Services Inc.
	Class A	2,924,808	128,662
*	Stericycle Inc.	1,037,424	125,113
	Snap-on Inc.	708,896	121,526
	Masco Corp.	4,111,616	116,359
	Dover Corp.	1,893,654	116,100
	L-3 Communications
	Holdings Inc.	956,935	114,363
	Pentair plc	2,200,354	108,984
	CH Robinson
	Worldwide Inc.	1,755,908	108,901
	Expeditors International
	of Washington Inc.	2,278,091	102,742
	Kansas City Southern	1,333,744	99,591
	Cintas Corp.	1,068,715	97,307
*	United Rentals Inc.	1,134,470	82,295
	Fluor Corp.	1,730,650	81,721
	JB Hunt Transport
	Services Inc.	1,106,460	81,170
	Xylem Inc.	2,192,078	80,011
	Allegion plc	1,172,224	77,273
	Robert Half
	International Inc.	1,620,912	76,410
	Flowserve Corp.	1,600,165	67,335
	ADT Corp.	2,016,769	66,513
*	Jacobs Engineering
	Group Inc.	1,495,874	62,752
	Pitney Bowes Inc.	2,410,413	49,775
	Dun & Bradstreet Corp.	442,075	45,945
*	Quanta Services Inc.	1,954,425	39,577
	Ryder System Inc.	652,579	37,086
			21,963,063
Information Technology (20.6%)
	Apple Inc.	68,072,998	7,165,364
	Microsoft Corp.	97,529,827	5,410,955
*	Facebook Inc. Class A	27,721,421	2,901,324
*	Alphabet Inc. Class A	3,557,003	2,767,384
*	Alphabet Inc.	3,627,884	2,753,129
	Intel Corp.	57,616,995	1,984,905
	Visa Inc. Class A	23,765,217	1,842,993
	Cisco Systems Inc.	61,976,650	1,682,976
	International Business
	Machines Corp.	10,897,010	1,499,646
	Oracle Corp.	39,089,499	1,427,939
	MasterCard Inc. Class A	12,089,930	1,177,076
	QUALCOMM Inc.	18,351,839	917,317
	Accenture plc Class A	7,628,432	797,171
	Texas Instruments Inc.	12,385,269	678,837
	EMC Corp.	23,671,726	607,890
*	salesforce.com inc	7,620,528	597,449

17

500 Index Fund

			Market
			Value•
		Shares	($000)
*	Adobe Systems Inc.	6,089,940	572,089
*	PayPal Holdings Inc.	13,573,393	491,357
	Automatic Data
	Processing Inc.	5,630,902	477,050
	Avago Technologies
	Ltd. Class A	3,201,186	464,652
*	Cognizant Technology
	Solutions Corp. Class A	7,423,919	445,584
	Broadcom Corp. Class A	6,849,203	396,021
*	eBay Inc.	13,486,092	370,598
*	Yahoo! Inc.	10,607,189	352,795
	Hewlett Packard
	Enterprise Co.	21,954,371	333,706
	Intuit Inc.	3,223,118	311,031
	TE Connectivity Ltd.	4,716,324	304,722
	Corning Inc.	14,442,664	264,012
	Applied Materials Inc.	14,029,401	261,929
	HP Inc.	22,053,915	261,118
*	Electronic Arts Inc.	3,794,541	260,761
*	Fiserv Inc.	2,790,153	255,187
	Activision Blizzard Inc.	6,159,431	238,432
	Analog Devices Inc.	3,809,781	210,757
	Paychex Inc.	3,917,422	207,192
*	Alliance Data
	Systems Corp.	746,397	206,431
	NVIDIA Corp.	6,239,671	205,659
	Fidelity National
	Information
	Services Inc.	3,387,028	205,254
	Amphenol Corp. Class A	3,763,355	196,560
*	Micron Technology Inc.	13,255,180	187,693
	SanDisk Corp.	2,450,020	186,177
*	Red Hat Inc.	2,231,642	184,802
	Skyworks Solutions Inc.	2,333,608	179,291
	Symantec Corp.	8,246,948	173,186
	Western Digital Corp.	2,828,780	169,868
*	Autodesk Inc.	2,761,398	168,252
	Lam Research Corp.	1,933,607	153,567
	Xilinx Inc.	3,137,104	147,350
*	Citrix Systems Inc.	1,877,847	142,059
	Motorola Solutions Inc.	1,961,428	134,260
	Seagate Technology plc	3,650,480	133,827
	KLA-Tencor Corp.	1,903,648	132,018
	Harris Corp.	1,518,756	131,980
	Linear Technology Corp.	2,919,310	123,983
	Xerox Corp.	11,617,426	123,493
	Juniper Networks Inc.	4,333,456	119,603
	Microchip
	Technology Inc.	2,482,128	115,518
*	Akamai
	Technologies Inc.	2,175,375	114,490
	Western Union Co.	6,177,262	110,635

			Market
			Value•
		Shares	($000)
	CA Inc.	3,808,382	108,767
*,^	VeriSign Inc.	1,199,211	104,763
	Total System
	Services Inc.	2,066,288	102,901
	NetApp Inc.	3,572,469	94,778
*	Qorvo Inc.	1,727,322	87,921
*	F5 Networks Inc.	859,000	83,289
*	First Solar Inc.	925,885	61,099
	CSRA Inc.	1,682,294	50,469
	FLIR Systems Inc.	1,689,738	47,431
*	Teradata Corp.	1,624,469	42,918
			45,221,640
Materials (2.8%)
	EI du Pont de
	Nemours & Co.	10,700,280	712,639
	Dow Chemical Co.	13,729,543	706,797
	Monsanto Co.	5,370,022	529,054
	LyondellBasell
	Industries NV Class A	4,389,768	381,471
	Ecolab Inc.	3,244,830	371,144
	Praxair Inc.	3,477,653	356,112
	PPG Industries Inc.	3,287,427	324,863
	Air Products
	& Chemicals Inc.	2,367,005	307,971
	Sherwin-Williams Co.	966,139	250,810
	International Paper Co.	5,061,132	190,805
	Alcoa Inc.	15,994,101	157,862
	Nucor Corp.	3,901,789	157,242
	Vulcan Materials Co.	1,627,459	154,560
	WestRock Co.	3,138,795	143,192
	Eastman Chemical Co.	1,814,090	122,469
	Ball Corp.	1,664,135	121,032
	International Flavors
	& Fragrances Inc.	979,643	117,204
	Newmont Mining Corp.	6,468,646	116,371
	CF Industries
	Holdings Inc.	2,849,385	116,283
	Mosaic Co.	4,093,586	112,942
	Martin Marietta
	Materials Inc.	808,638	110,444
	Airgas Inc.	792,530	109,623
	Sealed Air Corp.	2,412,583	107,601
	Freeport-McMoRan Inc.	14,125,319	95,628
	Avery Dennison Corp.	1,114,296	69,822
	FMC Corp.	1,633,839	63,932
*	Owens-Illinois Inc.	1,964,697	34,225
			6,042,098
Telecommunication Services (2.4%)
	AT&T Inc.	75,113,560	2,584,658
	Verizon
	Communications Inc.	49,679,357	2,296,180

18

500 Index Fund

		Market
		Value•
	Shares	($000)
* Level 3
Communications Inc.	3,522,937	191,507
CenturyLink Inc.	6,702,299	168,630
Frontier
Communications Corp.	14,283,626	66,704
		5,307,679
Utilities (3.0%)
Duke Energy Corp.	8,403,981	599,960
NextEra Energy Inc.	5,622,746	584,147
Southern Co.	11,097,371	519,246
Dominion Resources Inc.	7,268,517	491,642
American Electric
Power Co. Inc.	5,992,274	349,170
PG&E Corp.	5,987,872	318,495
Exelon Corp.	11,226,781	311,768
PPL Corp.	8,201,655	279,922
Sempra Energy	2,878,773	270,633
Public Service
Enterprise Group Inc.	6,177,033	238,989
Edison International	3,977,608	235,514
Consolidated Edison Inc.	3,579,359	230,045
Xcel Energy Inc.	6,195,704	222,488
Eversource Energy	3,872,323	197,760
WEC Energy Group Inc.	3,853,944	197,746
DTE Energy Co.	2,191,004	175,697
FirstEnergy Corp.	5,164,534	163,871
Entergy Corp.	2,177,670	148,865
Ameren Corp.	2,961,996	128,047
CMS Energy Corp.	3,382,355	122,035
SCANA Corp.	1,746,435	105,642
CenterPoint Energy Inc.	5,258,014	96,537
AGL Resources Inc.	1,469,436	93,765
Pinnacle West
Capital Corp.	1,354,687	87,350
Pepco Holdings Inc.	3,099,406	80,616
AES Corp.	8,226,719	78,730
TECO Energy Inc.	2,874,779	76,613
NiSource Inc.	3,896,288	76,017
NRG Energy Inc.	3,843,329	45,236
		6,526,546
Total Common Stocks
(Cost $136,704,127)		218,575,502
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market
Liquidity Fund,
0.363%	727,067,519	727,068

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Federal Home Loan
	Bank Discount Notes,
	0.200%, 2/5/16	15,000	14,996
[4],5	Federal Home Loan
	Bank Discount Notes,
	0.355%, 3/4/16	10,000	9,993
4	Federal Home Loan
	Bank Discount Notes,
	0.245%, 4/20/16	5,000	4,993
[5,6]	Freddie Mac Discount
	Notes, 0.220%, 3/30/16	5,000	4,996
[5,6]	Freddie Mac Discount
	Notes, 0.220%, 4/15/16	25,000	24,972
			59,950
Total Temporary Cash Investments
	(Cost $787,036)		787,018
	Total Investments (100.0%)
	(Cost $137,491,163)	219,362,520

			Amount
			($000)
Other Assets and Liabilities (0.0%)
	Other Assets
	Investment in Vanguard		19,191
	Receivables for Investment
	Securities Sold		307,538
	Receivables for Accrued Income		291,879
Receivables for Capital Shares Issued			150,063
	Total Other Assets		768,671
	Liabilities
	Payables for Investment
	Securities Purchased		(98,857)
	Collateral for Securities on Loan		(86,704)
Payables for Capital Shares Redeemed			(511,714)
	Payables to Vanguard		(152,750)
	Other Liabilities		(9,462)
	Total Liabilities		(859,487)
	Net Assets (100%)	219,271,704

19

500 Index Fund

At December 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	140,689,954
Overdistributed Net Investment Income (93,881)
Accumulated Net Realized Losses	(3,207,594)
Unrealized Appreciation (Depreciation)
Investment Securities	81,871,357
Futures Contracts	11,868
Net Assets	219,271,704

Investor Shares—Net Assets
Applicable to 138,432,933 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,092,149
Net Asset Value Per Share—
Investor Shares	$188.48

ETF Shares—Net Assets
Applicable to 216,201,503 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	40,439,887
Net Asset Value Per Share—
ETF Shares	$187.05

Admiral Shares—Net Assets
Applicable to 810,371,769 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	152,739,668
Net Asset Value Per Share—
Admiral Shares	$188.48

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $81,700,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $86,704,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $35,566,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	4,535,889
Interest[1]	1,479
Securities Lending	7,288
Total Income	4,544,656
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11,148
Management and Administrative—Investor Shares	35,883
Management and Administrative—ETF Shares	10,991
Management and Administrative—Admiral Shares	47,687
Marketing and Distribution—Investor Shares	5,608
Marketing and Distribution—ETF Shares	3,465
Marketing and Distribution—Admiral Shares	14,572
Custodian Fees	1,424
Auditing Fees	40
Shareholders’ Reports—Investor Shares	404
Shareholders’ Reports—ETF Shares	262
Shareholders’ Reports—Admiral Shares	533
Trustees’ Fees and Expenses	148
Total Expenses	132,165
Net Investment Income	4,412,491
Realized Net Gain (Loss)
Investment Securities Sold	5,842,252
Futures Contracts	21,526
Realized Net Gain (Loss)	5,863,778
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,362,773)
Futures Contracts	(3,953)
Change in Unrealized Appreciation (Depreciation)	(7,366,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,909,543
1 Interest income from an affiliated company of the fund was $1,411,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,412,491	3,491,270
Realized Net Gain (Loss)	5,863,778	2,934,840
Change in Unrealized Appreciation (Depreciation)	(7,366,726)	16,592,771
Net Increase (Decrease) in Net Assets Resulting from Operations	2,909,543	23,018,881
Distributions
Net Investment Income
Investor Shares	(534,841)	(507,320)
ETF Shares	(728,706)	(414,084)
Admiral Shares	(3,127,986)	(2,181,851)
Signal Shares	—	(376,834)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Total Distributions	(4,391,533)	(3,480,089)
Capital Share Transactions
Investor Shares	(1,787,828)	(2,739,056)
ETF Shares	13,021,182	10,322,174
Admiral Shares	10,808,168	48,413,004
Signal Shares	—	(36,640,079)
Net Increase (Decrease) from Capital Share Transactions	22,041,522	19,356,043
Total Increase (Decrease)	20,559,532	38,894,835
Net Assets
Beginning of Period	198,712,172	159,817,337
End of Period[1]	219,271,704	198,712,172

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($93,881,000) and ($114,839,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$189.89	$170.36	$131.37	$115.80	$115.82
Investment Operations
Net Investment Income	3.775	3.326	2.956	2.709	2.246
Net Realized and Unrealized Gain (Loss)
on Investments	(1.438)	19.507	38.982	15.560	(.020)
Total from Investment Operations	2.337	22.833	41.938	18.269	2.226
Distributions
Dividends from Net Investment Income	(3.747)	(3.303)	(2.948)	(2.699)	(2.246)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.747)	(3.303)	(2.948)	(2.699)	(2.246)
Net Asset Value, End of Period	$188.48	$189.89	$170.36	$131.37	$115.80

Total Return[1]	1.25%	13.51%	32.18%	15.82%	1.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,092	$28,040	$27,758	$24,821	$25,967
Ratio of Total Expenses to
Average Net Assets	0.16%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.00%	1.88%	1.95%	2.13%	1.92%
Portfolio Turnover Rate[2]	3%	3%	3%	3%	4%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013[1]	2012[1]	2011[1]
Net Asset Value, Beginning of Period	$188.45	$169.07	$130.38	$114.92	$114.94
Investment Operations
Net Investment Income	3.958	3.518	3.117	2.846	2.372
Net Realized and Unrealized Gain (Loss)
on Investments	(1.427)	19.352	38.681	15.450	(.020)
Total from Investment Operations	2.531	22.870	41.798	18.296	2.352
Distributions
Dividends from Net Investment Income	(3.931)	(3.490)	(3.108)	(2.836)	(2.372)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.931)	(3.490)	(3.108)	(2.836)	(2.372)
Net Asset Value, End of Period	$187.05	$188.45	$169.07	$130.38	$114.92

Total Return	1.35%	13.63%	32.33%	15.98%	2.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,440	$27,630	$15,037	$6,628	$2,366
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.00%	2.07%	2.25%	2.04%
Portfolio Turnover Rate[2]	3%	3%	3%	3%	4%

1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$189.89	$170.36	$131.37	$115.80	$115.83
Investment Operations
Net Investment Income	3.990	3.544	3.142	2.866	2.391
Net Realized and Unrealized Gain (Loss)
on Investments	(1.439)	19.503	38.980	15.560	(.031)
Total from Investment Operations	2.551	23.047	42.122	18.426	2.360
Distributions
Dividends from Net Investment Income	(3.961)	(3.517)	(3.132)	(2.856)	(2.390)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.961)	(3.517)	(3.132)	(2.856)	(2.390)
Net Asset Value, End of Period	$188.48	$189.89	$170.36	$131.37	$115.80

Total Return[1]	1.36%	13.64%	32.33%	15.96%	2.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$152,740	$143,043	$82,357	$59,749	$51,925
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.00%	2.07%	2.25%	2.04%
Portfolio Turnover Rate[2]	3%	3%	3%	3%	4%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

26

500 Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

27

500 Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $19,191,000, representing 0.01% of the fund’s net assets and 7.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	218,575,502	—	—
Temporary Cash Investments	727,068	59,950	—
Futures Contracts—Liabilities[1]	(7,042)	—	—
Total	219,295,528	59,950	—
1 Represents variation margin on the last day of the reporting period.

28

500 Index Fund

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	7,335	746,483	11,868

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $5,126,301,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $48,966,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $733,524,000 to offset taxable capital gains realized during the year ended December 31, 2015. At December 31, 2015, the fund had available capital losses totaling $3,192,114,000 to offset future net capital gains. Of this amount, $1,763,970,000 is subject to expiration on December 31, 2016. Capital losses of $1,428,144,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $6,044,000 expired on December 31, 2015; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2015, the cost of investment securities for tax purposes was $137,491,163,000. Net unrealized appreciation of investment securities for tax purposes was $81,871,357,000, consisting of unrealized gains of $87,278,396,000 on securities that had risen in value since their purchase and $5,407,039,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $37,105,407,000 of investment securities and sold $14,830,808,000 of investment securities, other than temporary cash investments. Purchases and sales include $19,682,785,000 and $7,643,689,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

500 Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,224,397	22,264	4,071,923	22,874
Issued in Lieu of Cash Distributions	508,696	2,701	484,554	2,675
Redeemed	(6,520,921)	(34,197)	(7,295,533)	(40,819)
Net Increase (Decrease)—Investor Shares	(1,787,828)	(9,232)	(2,739,056)	(15,270)
ETF Shares
Issued	20,357,295	109,061	12,851,957	72,128
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,336,113)	(39,475)	(2,529,783)	(14,450)
Net Increase (Decrease) —ETF Shares	13,021,182	69,586	10,322,174	57,678
Admiral Shares
Issued[1]	25,665,048	135,111	53,038,579	294,996
Issued in Connection with Acquisition of
Vanguard Tax-Managed Growth and Income	—	—	3,371,686	19,420
Issued in Lieu of Cash Distributions	2,791,940	14,841	1,975,813	10,858
Redeemed	(17,648,820)	(92,866)	(9,973,074)	(55,414)
Net Increase (Decrease) —Admiral Shares	10,808,168	57,086	48,413,004	269,860
Signal Shares
Issued	—	—	4,684,525	32,628
Issued in Lieu of Cash Distributions	—	—	327,487	2,226
Redeemed[1]	—	—	(41,652,091)	(281,192)
Net Increase (Decrease)—Signal Shares	—	—	(36,640,079)	(246,338)

1 Admiral Shares Issued and Signal Shares Redeemed include $26,198,274,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. On May 16, 2014, the fund acquired all of the net assets of Vanguard Tax-Managed Growth and Income Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine two funds with similar investment strategies. The acquisition was accomplished by a tax-free exchange of 19,420,000 of Vanguard 500 Index Fund’s capital shares for the 45,479,000 shares of Vanguard Tax-Managed Growth and Income Fund outstanding on May 16, 2014. Each class of shares of Vanguard Tax-Managed Growth and Income Fund was exchanged for the Admiral Shares of Vanguard 500 Index Fund. Vanguard Tax-Managed Growth and Income Fund’s net assets of $3,371,686,000, including $1,348,485,000 of unrealized appreciation, were combined with Vanguard 500 Index Fund’s net assets of $168,166,924,000, resulting in combined net assets of $171,538,610,000 on May 16, 2014.

I. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 11, 2016

Special 2015 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $4,391,533,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 93.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

31

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares

Periods Ended December 31, 2015

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	1.25%	12.40%	7.18%
Returns After Taxes on Distributions	0.77	11.96	6.81
Returns After Taxes on Distributions and Sale of Fund Shares	1.09	9.91	5.81

32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

33

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,000.73	$0.86
ETF Shares	1,000.00	1,001.22	0.30
Admiral Shares	1,000.00	1,001.32	0.25
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.90	0.31
Admiral Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.06% for ETF Shares, and 0.05% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

34

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

35

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

36

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller
Martha G. King
John T. Marcante

Chris D. McIsaac
James M. Norris
Thomas M. Rampulla
Glenn W. Reed
Karin A. Risi

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
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and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022016

Annual Report | December 31, 2015

Vanguard U.S. Stock Index Funds

Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	11
Small-Cap Growth Index Fund.	34
Small-Cap Value Index Fund.	55
Your Fund’s After-Tax Returns.	78
About Your Fund’s Expenses.	79
Glossary.	82

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	-3.78%
ETF Shares
Market Price	-3.67
Net Asset Value	-3.65
Admiral™ Shares	-3.64
Institutional Shares	-3.63
Institutional Plus Shares	-3.62
CRSP US Small Cap Index	-3.68
Small-Cap Core Funds Average	-5.21
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Small-Cap Growth Index Fund
Investor Shares	-2.64%
ETF Shares
Market Price	-2.57
Net Asset Value	-2.51
Admiral Shares	-2.52
Institutional Shares	-2.52
CRSP US Small Cap Growth Index	-2.60
Small-Cap Growth Funds Average	-2.24

Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	-4.78%
ETF Shares
Market Price	-4.67
Net Asset Value	-4.67
Admiral Shares	-4.65
Institutional Shares	-4.67
CRSP US Small Cap Value Index	-4.64
Small-Cap Value Funds Average	-6.90

Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2014, Through December 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$55.86	$53.03	$0.717	$0.000
ETF Shares	116.61	110.71	1.637	0.000
Admiral Shares	55.87	53.05	0.784	0.000
Institutional Shares	55.87	53.05	0.789	0.000
Institutional Plus Shares	161.27	153.11	2.310	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$35.40	$34.18	$0.287	$0.000
ETF Shares	125.88	121.53	1.190	0.000
Admiral Shares	44.26	42.73	0.417	0.000
Institutional Shares	35.45	34.22	0.337	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$25.34	$23.69	$0.438	$0.000
ETF Shares	105.71	98.81	1.963	0.000
Admiral Shares	45.42	42.46	0.843	0.000
Institutional Shares	25.39	23.73	0.473	0.000

3

Chairman’s Letter

Dear Shareholder,

After three straight years of double-digit returns, the broad U.S. stock market limped to results of less than 1 percent for the 12 months ended December 31, 2015. Small-capitalization stocks fared worse: They finished in negative territory, well behind their large-cap counterparts, as investors became more risk-averse in the uncertain environment. It was their worst annual performance since 2008.

Vanguard’s three small-cap U.S. index funds recorded returns that ranged from –4.78% for the Vanguard Small-Cap Value Index Fund to –2.64% for the Vanguard Small-Cap Growth Index Fund. The broader-based Vanguard Small-Cap Index Fund, which includes both growth and value stocks, fell in between, with a return of –3.78%. (All returns are for Investor Shares.)

All three funds closely tracked their target indexes. Although it is not the funds’ objective to outperform funds that invest in similar stocks, the Small-Cap Index Fund and Small-Cap Value Index Fund surpassed the average return of their peers. The Small-Cap Growth Index Fund trailed its comparable industry average by less than 1 percentage point.

If you hold any of these funds in a taxable account, you may wish to review the discussion of after-tax returns that appears later in this report.

4

Despite troubles, U.S. stocks eked out a seventh year of gains

U.S. stocks returned 0.48% for the 12 months. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns.

Stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices also affected economies and markets across the world for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in

December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. Emerging markets fared the worst.

U.S. bonds ended the year with a slender advance
The broad U.S. taxable bond market gained 0.55% over the 12 months; income accounted for the modestly positive result. The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

5

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the dollar’s strength. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December, returns for money market funds and savings accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

Small-cap stocks lagged in challenging markets
Small-cap stocks, which make up about 10% of the broad U.S. market, provide investors with both opportunities and challenges. Small companies generally have greater potential for growth than larger ones. They’re often younger and nimbler and can sometimes find a market niche or capitalize on a market trend that leads to a surge in profits. At the same time, small companies are usually more vulnerable to setbacks; they don’t benefit from the diversification of business lines or the resources and cash reserves of larger firms.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Small-Cap Index Fund	0.23%	0.09%	0.09%	0.08%	0.06%	1.29%
Small-Cap Growth Index Fund	0.23	0.09	0.09	0.08	—	1.39
Small-Cap Value Index Fund	0.23	0.09	0.09	0.08	—	1.35

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the funds’ expense ratios were: for the Small-Cap Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.07% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; and for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

When broader markets are unsettled, investors have traditionally favored the relative safety provided by larger, more established companies, whose results tend to be more predictable and less volatile. Small-caps, which led large-caps in cumulative return through the first six years after the financial crisis, lost their momentum amid the 2015 market weakness.

The difficulties were most apparent among oil and gas stocks, which sank 30% or more in all three funds. The sharp slide of oil prices punished the sector, in part because of high production levels from some leading oil-producing countries and concerns about the slower growth in China, the world’s largest oil importer. Companies engaged in production and exploration and services and distribution all suffered.

Commodity prices also fell, hurting stocks in the funds’ basic materials sector, including metals and mining, forestry and paper, and chemical businesses. Results were also negative in the consumer goods, consumer services, industrials, and telecommunications sectors, although the declines weren’t always as glaring.

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
Small-Cap Index Fund Investor Shares	7.81%
Spliced Small-Cap Index	7.87
Small-Cap Core Funds Average	5.81
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Small-Cap Growth Index Fund Investor Shares	8.22%
Spliced Small-Cap Growth Index	8.25
Small-Cap Growth Funds Average	6.36
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Small-Cap Value Index Fund Investor Shares	7.15%
Spliced Small-Cap Value Index	7.28
Small-Cap Value Funds Average	5.71
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

Health care and technology, two traditional growth-oriented sectors, led returns for the Small-Cap Index Fund and the Growth Index Fund. Long-term demographic and economic trends continue to propel health care stocks, and merger-and-acquisition activity and robust drug pipelines also lent a boost. Still, returns for the sector didn’t compare with those of recent years, as the lofty valuations of biotechnology stocks and controversy over high drug prices rattled investors at times.

Technology stocks produced muted gains, but results fluctuated across the sector’s business segments. Leaders included software and service firms that differentiated themselves in the marketplace, delivered innovative products and solutions, and capitalized on the continued shift to mobile and cloud computing.

Financials, the largest sector for all three funds, reflected the overall sluggishness that enveloped both the broader and small-cap markets. Banks—which stand to benefit from the increase in short-term interest rates—and insurance companies carried the sector; asset managers, consumer finance firms, and mortgage companies had a rougher time.

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending 2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see

Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015. Results from the model may vary with each use and over time. For more information, please see page 9.

8

All three small-cap index funds tightly tracked their benchmarks
For the decade ended December 31, 2015, each of the three small-cap index funds generated an average annual return of more than 7%. Most important, all three funds met their primary objective of tightly tracking their benchmark returns over a volatile period that included the worst bear market in 75 years and the subsequent recovery.

Index tracking may appear simple from the outside, but it requires sophisticated trading and portfolio construction techniques. The funds’ success in tracking their indexes is a testament to the expertise and experience of their advisor, Vanguard Equity Index Group.

Additionally, over the decade, all three funds topped the average annual returns of their peer funds, many of which are actively managed. The Small-Cap Index Fund’s return was 2 percentage points ahead of its peer average, and the other two funds surpassed their peers by more than 1 percentage point.

To reach your long-term goals, be realistic and try to save more
Although there have been times when it felt as if stocks and bonds were riding a roller coaster, the markets have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that markets aren’t always favorable. The U.S. stock and bond markets were barely positive, and international stocks and unhedged bonds finished in the red.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

9

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile,” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 8 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today.

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead, particularly as markets adjust to changes in policies from the Fed and other central banks.

And, as always, investors would be well-
served to follow Vanguard’s principles
for investing success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer

January 20, 2016

10

Small-Cap Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	NAESX	VB	VSMAX	VSCIX	VSCPX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%	0.06%
30-Day SEC Yield	1.50%	1.60%	1.59%	1.61%	1.63%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Index FA Index
Number of Stocks	1,509	1,489	3,960
Median Market Cap	$3.0B	$3.0B	$51.4B
Price/Earnings Ratio	28.8x	28.3x	21.9x
Price/Book Ratio	2.2x	2.3x	2.7x
Return on Equity	11.5%	11.6%	17.2%
Earnings Growth
Rate	11.1%	11.1%	9.5%
Dividend Yield	1.7%	1.7%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	11%	—	—
Short-Term
Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US U.S. Total
		Small Cap	Market
	Fund	Index FA Index
Basic Materials	2.8%	2.8%	2.3%
Consumer Goods	7.5	7.5	10.3
Consumer Services	13.0	13.0	14.2
Financials	26.6	26.7	19.5
Health Care	11.3	11.2	14.0
Industrials	18.6	18.5	12.2
Oil & Gas	3.4	3.4	5.9
Technology	12.1	12.1	16.4
Telecommunications	0.3	0.4	2.2
Utilities	4.4	4.4	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Index	FA Index
R-Squared	1.00	0.83
Beta	1.00	1.08

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

AGL Resources Inc.	Gas Distribution	0.3%
Ionis Pharmaceuticals
Inc.	Biotechnology	0.3
Signature Bank	Banks	0.3
Duke Realty Corp.	Industrial & Office
	REITs	0.3
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.3
JetBlue Airways Corp.	Airlines	0.3
Spirit AeroSystems
Holdings Inc.	Aerospace	0.3
Waste Connections Inc.	Waste & Disposal
	Services	0.3
Ingredion Inc.	Food Products	0.3
Mid-America Apartment
Communities Inc.	Residential REITs	0.3
Top Ten		3.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.07% for Institutional Shares, and 0.05% for Institutional Plus Shares.

11

Small-Cap Index Fund

Investment Focus

12

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Index Fund*Investor
	Shares	-3.78%	10.28%	7.81%	$21,207
••••••••	Spliced Small-Cap Index	-3.68	10.40	7.87	21,337
– – – –	Small-Cap Core Funds Average	-5.21	8.25	5.81	17,583
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Small-Cap Index Fund
ETF Shares Net Asset Value		-3.65%	10.43%	7.95%	$21,491
Spliced Small-Cap Index		-3.68	10.40	7.87	21,337
Dow Jones U.S. Total Stock Market Float
Adjusted Index		0.44	12.14	7.48	20,563

See Financial Highlights for dividend and capital gains information.

13

Small-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Admiral Shares	-3.64%	10.43%	7.95%	$21,480
Spliced Small-Cap Index	-3.68	10.40	7.87	21,337
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	20,563

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Index Fund Institutional Shares	-3.63%	10.45%	7.98%	$10,774,795
Spliced Small-Cap Index	-3.68	10.40	7.87	10,668,643
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/17/2010)	Investment
Small-Cap Index Fund Institutional Plus Shares	-3.62%	10.47%	10.57%	$165,883,754
Spliced Small-Cap Index	-3.68	10.40	10.50	165,370,544
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	12.30	179,414,550
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2005, Through December 31, 2015
	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund ETF Shares Market Price	-3.67%	64.10%	115.36%
Small-Cap Index Fund ETF Shares Net Asset Value	-3.65	64.24	114.91
Spliced Small-Cap Index	-3.68	64.03	113.37

14

Small-Cap Index Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

Small-Cap Index Fund Investor Shares
Spliced Small-Cap Index
For a benchmark description, see the Glossary.

15

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	2,657,503	117,090	0.2%
Basic Materials—Other †		1,390,740	2.6%
		1,507,830	2.8%
Consumer Goods
Ingredion Inc.	1,429,053	136,960	0.2%
* Middleby Corp.	1,144,917	123,502	0.2%
Consumer Goods—Other †		3,750,769	7.0%
		4,011,231	7.4%
Consumer Services
* JetBlue Airways Corp.	6,292,913	142,534	0.3%
Cablevision Systems Corp. Class A	4,223,013	134,714	0.3%
Domino’s Pizza Inc.	1,091,553	121,435	0.2%
TEGNA Inc.	4,428,457	113,014	0.2%
Consumer Services—Other †		6,478,907	12.0%
		6,990,604	13.0%
Financials
* Signature Bank	954,765	146,432	0.3%
Duke Realty Corp.	6,896,207	144,958	0.3%
Arthur J Gallagher & Co.	3,528,332	144,450	0.3%
Mid-America Apartment Communities Inc.	1,505,674	136,730	0.3%
Omega Healthcare Investors Inc.	3,735,693	130,675	0.3%
Regency Centers Corp.	1,880,780	128,119	0.2%
Apartment Investment & Management Co.	3,124,434	125,071	0.2%
* SVB Financial Group	1,028,506	122,289	0.2%
* Liberty Ventures Class A	2,692,106	121,441	0.2%
East West Bancorp Inc.	2,874,261	119,454	0.2%
Kilroy Realty Corp.	1,841,999	116,562	0.2%
WP Carey Inc.	1,876,859	110,735	0.2%
Financials—Other †		12,729,801	23.6%
		14,276,717	26.5%

16

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Ionis Pharmaceuticals Inc.	2,399,196	148,582	0.3%
*	United Therapeutics Corp.	865,881	135,606	0.3%
*	MEDNAX Inc.	1,878,371	134,604	0.3%
*	STERIS plc	1,715,663	129,258	0.2%
*	DexCom Inc.	1,542,565	126,336	0.2%
*	Sirona Dental Systems Inc.	1,116,458	122,330	0.2%
*	Dyax Corp.	2,938,682	110,553	0.2%
	Health Care—Other †		5,139,722	9.5%
			6,046,991	11.2%
Industrials
*	Spirit AeroSystems Holdings Inc. Class A	2,804,057	140,399	0.3%
	Waste Connections Inc.	2,444,300	137,663	0.3%
	Valspar Corp.	1,586,717	131,618	0.3%
*	CoStar Group Inc.	616,467	127,418	0.3%
	Broadridge Financial Solutions Inc.	2,368,590	127,264	0.2%
	Allegion plc	1,915,715	126,284	0.2%
	Jack Henry & Associates Inc.	1,596,638	124,634	0.2%
	Packaging Corp. of America	1,951,971	123,072	0.2%
	PerkinElmer Inc.	2,235,871	119,776	0.2%
*	HD Supply Holdings Inc.	3,977,697	119,450	0.2%
	Huntington Ingalls Industries Inc.	938,354	119,030	0.2%
	IDEX Corp.	1,528,438	117,094	0.2%
	Carlisle Cos. Inc.	1,298,388	115,154	0.2%
	AO Smith Corp.	1,495,891	114,600	0.2%
	Industrials—Other †		8,220,954	15.3%
			9,964,410	18.5%

Oil & Gas †			1,838,678	3.4%

[1]Other †			2,366	0.0%

Technology
	CDW Corp.	3,024,983	127,170	0.3%
*,^	athenahealth Inc.	775,613	124,850	0.2%
*	Cadence Design Systems Inc.	5,941,510	123,643	0.2%
	SS&C Technologies Holdings Inc.	1,651,057	112,718	0.2%
	Technology—Other †		6,024,102	11.2%
			6,512,483	12.1%

Telecommunications †			187,057	0.3%

Utilities
	AGL Resources Inc.	2,401,674	153,251	0.3%
	Atmos Energy Corp.	2,027,541	127,816	0.3%
	TECO Energy Inc.	4,698,471	125,214	0.2%
	ITC Holdings Corp.	3,064,601	120,286	0.2%
	Westar Energy Inc. Class A	2,823,125	119,729	0.2%
	UGI Corp.	3,451,012	116,506	0.2%
	Utilities—Other †		1,578,636	2.9%
			2,341,438	4.3%
Total Common Stocks (Cost $45,856,081)			53,679,805	99.5%[2]

17

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
3,[4] Vanguard Market Liquidity Fund	0.363%	1,171,603,570	1,171,604	2.2%

5U.S. Government and Agency Obligations †			12,600	0.0%
Total Temporary Cash Investments (Cost $1,184,205)			1,184,204	2.2%[2]
Total Investments (Cost $47,040,286)			54,864,009	101.7%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			4,862
Receivables for Investment Securities Sold			6,741
Receivables for Accrued Income			87,005
Receivables for Capital Shares Issued			101,748
Other Assets			107
Total Other Assets			200,463	0.4%
Liabilities
Payables for Investment Securities Purchased			(46,546)
Collateral for Securities on Loan			(932,404)
Payables for Capital Shares Redeemed			(105,611)
Payables to Vanguard			(35,162)
Other Liabilities			(7,608)
Total Liabilities			(1,127,331)	(2.1%)
Net Assets			53,937,141	100.0%

At December 31, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				48,569,159
Overdistributed Net Investment Income				(28,872)
Accumulated Net Realized Losses				(2,430,308)
Unrealized Appreciation (Depreciation)
Investment Securities				7,823,723
Futures Contracts				2,131
Swap Contracts				1,308
Net Assets				53,937,141

Investor Shares—Net Assets
Applicable to 76,510,494 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,057,539
Net Asset Value Per Share—Investor Shares				$53.03

18

Small-Cap Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 103,681,539 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,478,091
Net Asset Value Per Share—ETF Shares	$110.71

Admiral Shares—Net Assets
Applicable to 404,187,778 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,441,040
Net Asset Value Per Share—Admiral Shares	$53.05

Institutional Shares—Net Assets
Applicable to 189,195,170 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,035,937
Net Asset Value Per Share—Institutional Shares	$53.05

Institutional Plus Shares—Net Assets
Applicable to 45,224,928 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,924,534
Net Asset Value Per Share—Institutional Plus Shares	$153.11

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $875,518,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $932,404,000 of collateral received for securities on loan.
5 Securities with a value of $9,886,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	786,472
Interest[1]	420
Securities Lending	48,537
Total Income	835,429
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,698
Management and Administrative—Investor Shares	7,298
Management and Administrative—ETF Shares	6,171
Management and Administrative—Admiral Shares	12,381
Management and Administrative—Institutional Shares	5,153
Management and Administrative—Institutional Plus Shares	2,108
Marketing and Distribution—Investor Shares	1,052
Marketing and Distribution—ETF Shares	1,115
Marketing and Distribution—Admiral Shares	2,495
Marketing and Distribution—Institutional Shares	789
Marketing and Distribution—Institutional Plus Shares	408
Custodian Fees	1,353
Auditing Fees	43
Shareholders’ Reports—Investor Shares	105
Shareholders’ Reports—ETF Shares	431
Shareholders’ Reports—Admiral Shares	200
Shareholders’ Reports—Institutional Shares	146
Shareholders’ Reports—Institutional Plus Shares	75
Trustees’ Fees and Expenses	38
Total Expenses	45,059
Net Investment Income	790,370
Realized Net Gain (Loss)
Investment Securities Sold	2,726,740
Futures Contracts	(2,236)
Swap Contracts	(20,006)
Realized Net Gain (Loss)	2,704,498
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(5,657,095)
Futures Contracts	1,565
Swap Contracts	(253)
Change in Unrealized Appreciation (Depreciation)	(5,655,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,160,915)
1 Interest income from an affiliated company of the fund was $400,000.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	790,370	721,996
Realized Net Gain (Loss)	2,704,498	1,922,898
Change in Unrealized Appreciation (Depreciation)	(5,655,783)	847,521
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,160,915)	3,492,415
Distributions
Net Investment Income
Investor Shares	(55,298)	(58,444)
ETF Shares	(164,546)	(141,190)
Admiral Shares	(309,236)	(282,281)
Signal Shares	—	(604)
Institutional Shares	(148,089)	(140,213)
Institutional Plus Shares	(101,667)	(86,737)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(778,836)	(709,469)
Capital Share Transactions
Investor Shares	(344,117)	(713,524)
ETF Shares	2,265,366	1,073,291
Admiral Shares	2,571,958	8,931,404
Signal Shares	—	(7,473,215)
Institutional Shares	605,267	234,336
Institutional Plus Shares	1,305,476	1,394,607
Net Increase (Decrease) from Capital Share Transactions	6,403,950	3,446,899
Total Increase (Decrease)	3,464,199	6,229,845
Net Assets
Beginning of Period	50,472,942	44,243,097
End of Period[1]	53,937,141	50,472,942

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($28,872,000) and ($20,922,000).

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$55.86	$52.69	$38.74	$33.38	$34.75
Investment Operations
Net Investment Income	.727	.730	.609	.659	.402
Net Realized and Unrealized Gain (Loss)
on Investments	(2.840)	3.148	13.958	5.363	(1.375)
Total from Investment Operations	(2.113)	3.878	14.567	6.022	(.973)
Distributions
Dividends from Net Investment Income	(.717)	(.708)	(.617)	(. 662)	(. 397)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.717)	(.708)	(.617)	(. 662)	(. 397)
Net Asset Value, End of Period	$53.03	$55.86	$52.69	$38.74	$33.38

Total Return[1]	-3.78%	7.37%	37.62%	18.04%	-2.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,058	$4,606	$5,041	$3,813	$3,925
Ratio of Total Expenses to Average Net Assets	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.40%	1.39%	1.82%	1.15%
Portfolio Turnover Rate[2]	11%	10%	29%	14%	17%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$116.61	$110.02	$80.89	$69.70	$72.58
Investment Operations
Net Investment Income	1.668	1.707	1.424	1.500	.957
Net Realized and Unrealized Gain (Loss)
on Investments	(5.931)	6.556	29.145	11.194	(2.891)
Total from Investment Operations	(4.263)	8.263	30.569	12.694	(1.934)
Distributions
Dividends from Net Investment Income	(1.637)	(1.673)	(1.439)	(1.504)	(.946)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.637)	(1.673)	(1.439)	(1.504)	(.946)
Net Asset Value, End of Period	$110.71	$116.61	$110.02	$80.89	$69.70

Total Return	-3.65%	7.51%	37.80%	18.22%	-2.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,478	$9,833	$8,217	$4,691	$3,683
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.54%	1.54%	1.96%	1.29%
Portfolio Turnover Rate[1]	11%	10%	29%	14%	17%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$55.87	$52.72	$38.76	$33.39	$34.78
Investment Operations
Net Investment Income	.797	.817	.681	.717	.461
Net Realized and Unrealized Gain (Loss)
on Investments	(2.833)	3.133	13.968	5.372	(1.395)
Total from Investment Operations	(2.036)	3.950	14.649	6.089	(.934)
Distributions
Dividends from Net Investment Income	(.784)	(.800)	(.689)	(.719)	(.456)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.784)	(.800)	(.689)	(.719)	(.456)
Net Asset Value, End of Period	$53.05	$55.87	$52.72	$38.76	$33.39

Total Return[1]	-3.64%	7.50%	37.81%	18.24%	-2.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,441	$20,034	$10,126	$6,541	$5,525
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.54%	1.54%	1.96%	1.29%
Portfolio Turnover Rate[2]	11%	10%	29%	14%	17%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$55.87	$52.71	$38.76	$33.39	$34.77
Investment Operations
Net Investment Income	. 803.821		.686	.724	.467
Net Realized and Unrealized Gain (Loss)
on Investments	(2.834)	3.144	13.957	5.372	(1.385)
Total from Investment Operations	(2.031)	3.965	14.643	6.096	(.918)
Distributions
Dividends from Net Investment Income	(.789)	(. 805)	(. 693)	(.726)	(. 462)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.789)	(. 805)	(. 693)	(.726)	(. 462)
Net Asset Value, End of Period	$53.05	$55.87	$52.71	$38.76	$33.39

Total Return	-3.63%	7.53%	37.80%	18.26%	-2.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,036	$9,975	$9,185	$5,955	$4,894
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.55%	1.55%	1.98%	1.31%
Portfolio Turnover Rate[1]	11%	10%	29%	14%	17%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$161.27	$152.16	$111.87	$96.37	$100.38
Investment Operations
Net Investment Income	2.353	2.405	2.007	2.114	1.373
Net Realized and Unrealized Gain (Loss)
on Investments	(8.203)	9.062	40.311	15.506	(4.023)
Total from Investment Operations	(5.850)	11.467	42.318	17.620	(2.650)
Distributions
Dividends from Net Investment Income	(2.310)	(2.357)	(2.028)	(2.120)	(1.360)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.310)	(2.357)	(2.028)	(2.120)	(1.360)
Net Asset Value, End of Period	$153.11	$161.27	$152.16	$111.87	$96.37

Total Return	-3.62%	7.55%	37.85%	18.29%	-2.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,925	$6,024	$4,323	$2,435	$1,840
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.57%	1.57%	2.00%	1.33%
Portfolio Turnover Rate[1]	11%	10%	29%	14%	17%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

27

Small-Cap Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2015, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

28

Small-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

29

Small-Cap Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $4,862,000, representing 0.01% of the fund’s net assets and 1.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	53,677,439	—	2,366
Temporary Cash Investments	1,171,604	12,600	—
Futures Contracts—Liabilities[1]	(2,120)	—	—
Swap Contracts—Assets	—	1,334	—
Swap Contracts—Liabilities	—	(26)	—
Total	54,846,923	13,908	2,366
1 Represents variation margin on the last day of the reporting period.

30

Small-Cap Index Fund

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2016	1,611	182,285	1,985
E-mini S&P MidCap 400 Index	March 2016	225	31,354	146
				2,131

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	1/11/16	GSBUSA	3,252	(0.693%)	(26)
Empire State Realty Trust Inc.	2/17/16	GSBUSA	12,207	(0.695%)	388
SLM Corp.	3/24/16	GSI	29,302	(0.818%)	946
					1,308
GSBUSA—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.

At December 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $1,462,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $335,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2015, had unrealized appreciation of $7,784,000, all of which has been distributed and is reflected in the balance of overdistributed net investment income.

31

Small-Cap Index Fund

During the year ended December 31, 2015, the fund realized $3,204,238,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $20,006,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2015, the fund had $12,678,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $2,428,148,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $1,481,991,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $47,048,070,000. Net unrealized appreciation of investment securities for tax purposes was $7,815,939,000, consisting of unrealized gains of $12,587,003,000 on securities that had risen in value since their purchase and $4,771,064,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $18,555,526,000 of investment securities and sold $12,142,217,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,511,788,000 and $6,363,001,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	789,795	13,998	851,229	15,868
Issued in Lieu of Cash Distributions	52,866	995	55,933	1,007
Redeemed	(1,186,778)	(20,951)	(1,620,686)	(30,084)
Net Increase (Decrease)—Investor Shares	(344,117)	(5,958)	(713,524)	(13,209)
ETF Shares
Issued	8,612,974	73,729	5,781,785	50,837
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,347,608)	(54,375)	(4,708,494)	(41,200)
Net Increase (Decrease)—ETF Shares	2,265,366	19,354	1,073,291	9,637

32

Small-Cap Index Fund

			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued[1]	5,433,397	96,234	10,602,930	197,427
Issued in Lieu of Cash Distributions	280,050	5,270	257,067	4,627
Redeemed	(3,141,489)	(55,875)	(1,928,593)	(35,574)
Net Increase (Decrease) —Admiral Shares	2,571,958	45,629	8,931,404	166,480
Signal Shares
Issued	—	—	1,290,733	26,829
Issued in Lieu of Cash Distributions	—	—	563	12
Redeemed[1]	—	—	(8,764,511)	(181,622)
Net Increase (Decrease)—Signal Shares	—	—	(7,473,215)	(154,781)
Institutional Shares
Issued	2,887,916	51,179	2,788,243	51,626
Issued in Lieu of Cash Distributions	139,432	2,624	127,690	2,297
Redeemed	(2,422,081)	(43,144)	(2,681,597)	(49,632)
Net Increase (Decrease) —Institutional Shares	605,267	10,659	234,336	4,291
Institutional Plus Shares
Issued	2,240,610	13,600	2,060,025	13,223
Issued in Lieu of Cash Distributions	97,241	634	86,737	541
Redeemed	(1,032,375)	(6,361)	(752,155)	(4,820)
Net Increase (Decrease) —Institutional Plus Shares	1,305,476	7,873	1,394,607	8,944

1 Admiral Shares Issued and Signal Shares Redeemed include $4,639,074,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

33

Small-Cap Growth Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISGX	VBK	VSGAX	VSGIX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	0.87%	1.00%	1.00%	1.00%

Portfolio Characteristics
			DJ
		CRSP US	U.S.
		Small Cap	Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	740	721	3,960
Median Market Cap	$3.2B	$3.2B	$51.4B
Price/Earnings Ratio	45.5x	45.5x	21.9x
Price/Book Ratio	3.2x	3.2x	2.7x
Return on Equity	12.7%	12.9%	17.2%
Earnings Growth
Rate	14.3%	14.3%	9.5%
Dividend Yield	1.1%	1.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	23%	—	—
Short-Term
Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.5%	1.5%	2.3%
Consumer Goods	8.2	8.3	10.3
Consumer Services	14.2	14.2	14.2
Financials	21.4	21.4	19.5
Health Care	17.2	17.2	14.0
Industrials	17.0	17.0	12.2
Oil & Gas	2.6	2.6	5.9
Technology	16.9	16.9	16.4
Telecommunications	0.2	0.1	2.2
Utilities	0.8	0.8	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.74
Beta	1.00	1.04

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Ionis Pharmaceuticals
Inc.	Biotechnology	0.6%
Signature Bank	Banks	0.6
Waste Connections Inc.	Waste & Disposal
	Services	0.6
United Therapeutics
Corp.	Biotechnology	0.6
MEDNAX Inc.	Health Care
	Providers	0.5
Regency Centers Corp.	Retail REITs	0.5
CoStar Group Inc.	Business Support
	Services	0.5
DexCom Inc.	Business Support
	Services	0.5
athenahealth Inc.	Software	0.5
Jack Henry & Associates Financial
Inc.	Administration	0.5
Top Ten		5.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

34

Small-Cap Growth Index Fund

Investment Focus

35

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment

	Small-Cap Growth Index
	Fund*Investor Shares	-2.64%	10.05%	8.22%	$22,033

••••••••	Spliced Small-Cap Growth Index	-2.60	10.09	8.25	22,089

– – – –	Small-Cap Growth Funds Average	-2.24	9.10	6.36	18,532
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563

For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	-2.51%	10.20%	8.36%	$22,317
Spliced Small-Cap Growth Index	-2.60	10.09	8.25	22,089
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	20,563

See Financial Highlights for dividend and capital gains information.

36

Small-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2015
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Small-Cap Growth Index Fund Admiral Shares	-2.52%	14.50%	$17,805
Spliced Small-Cap Growth Index	-2.60	14.38	17,726
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	16.09	18,884
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Institutional
Shares	-2.52%	10.21%	8.39%	$11,191,118
Spliced Small-Cap Growth Index	-2.60	10.09	8.25	11,044,293
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

Cumulative Returns of ETF Shares: December 31, 2005, Through December 31, 2015
		One	Five	Ten
		Year	Years	Years
Small-Cap Growth Index Fund ETF Shares Market
Price		-2.57%	62.33%	123.35%
Small-Cap Growth Index Fund ETF Shares Net
Asset Value		-2.51	62.54	123.17
Spliced Small-Cap Growth Index		-2.60	61.71	120.89

37

Small-Cap Growth Index Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

Small-Cap Growth Index Fund Investor Shares
Spliced Small-Cap Growth Index
For a benchmark description, see the Glossary.

38

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		229,660	1.5%

Consumer Goods
* Middleby Corp.	703,886	75,928	0.5%
* Toll Brothers Inc.	1,948,209	64,875	0.4%
Gentex Corp.	3,559,142	56,982	0.4%
Brunswick Corp.	1,118,244	56,482	0.4%
Carter’s Inc.	606,280	53,977	0.4%
* Tempur Sealy International Inc.	764,391	53,859	0.3%
Consumer Goods—Other †		878,963	5.8%
		1,241,066	8.2%
Consumer Services
Domino’s Pizza Inc.	671,241	74,676	0.5%
Vail Resorts Inc.	448,780	57,439	0.4%
* Panera Bread Co. Class A	292,116	56,898	0.4%
* AMC Networks Inc. Class A	748,216	55,877	0.3%
Consumer Services—Other †		1,894,551	12.5%
		2,139,441	14.1%
Financials
* Signature Bank	586,914	90,015	0.6%
Regency Centers Corp.	1,156,126	78,755	0.5%
* SVB Financial Group	632,383	75,190	0.5%
Kilroy Realty Corp.	1,132,286	71,651	0.5%
WP Carey Inc.	1,153,626	68,064	0.5%
CBOE Holdings Inc.	1,012,409	65,705	0.4%
* Forest City Enterprises Inc. Class A	2,957,792	64,864	0.4%
DDR Corp.	3,780,036	63,656	0.4%
Equity LifeStyle Properties Inc.	931,528	62,105	0.4%
CubeSmart	2,012,363	61,619	0.4%
Lamar Advertising Co. Class A	1,006,598	60,376	0.4%
American Campus Communities Inc.	1,379,291	57,020	0.4%

39

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Douglas Emmett Inc.	1,712,205	53,387	0.4%
	Financials—Other †		2,357,141	15.6%
			3,229,548	21.4%
Health Care
*	Ionis Pharmaceuticals Inc.	1,474,889	91,340	0.6%
*	United Therapeutics Corp.	532,366	83,374	0.6%
*	MEDNAX Inc.	1,154,603	82,739	0.5%
*	DexCom Inc.	948,212	77,659	0.5%
*	Sirona Dental Systems Inc.	686,306	75,199	0.5%
*	Dyax Corp.	1,806,681	67,967	0.4%
*	Neurocrine Biosciences Inc.	1,058,324	59,869	0.4%
*	Align Technology Inc.	829,550	54,626	0.4%
*	Seattle Genetics Inc.	1,198,733	53,799	0.4%
	Health Care—Other †		1,957,999	12.9%
			2,604,571	17.2%
Industrials
	Waste Connections Inc.	1,502,373	84,614	0.6%
*	CoStar Group Inc.	378,933	78,322	0.5%
	Jack Henry & Associates Inc.	981,424	76,610	0.5%
*	HD Supply Holdings Inc.	2,445,238	73,430	0.5%
	AO Smith Corp.	919,531	70,445	0.5%
	Lennox International Inc.	525,532	65,639	0.4%
*	Keysight Technologies Inc.	2,080,710	58,947	0.4%
	Hexcel Corp.	1,160,078	53,886	0.3%
	Industrials—Other †		2,009,059	13.3%
			2,570,952	17.0%
Oil & Gas
*	Diamondback Energy Inc.	818,686	54,770	0.3%
	Oil & Gas—Other †		343,617	2.3%
			398,387	2.6%

[1]Other †			—	0.0%

Technology
*	athenahealth Inc.	476,872	76,762	0.5%
*	Cadence Design Systems Inc.	3,653,538	76,030	0.5%
	SS&C Technologies Holdings Inc.	1,014,940	69,290	0.5%
*	Tyler Technologies Inc.	375,038	65,377	0.4%
*	Ultimate Software Group Inc.	334,322	65,363	0.4%
*	Manhattan Associates Inc.	897,286	59,373	0.4%
	IAC/InterActiveCorp	948,152	56,937	0.4%
*	Fortinet Inc.	1,798,199	56,050	0.4%
	Technology—Other †		2,034,476	13.4%
			2,559,658	16.9%

Telecommunications †			21,504	0.2%

Utilities
	ITC Holdings Corp.	1,883,629	73,932	0.5%
	Utilities—Other †		42,447	0.3%
			116,379	0.8%
Total Common Stocks (Cost $12,948,157)			15,111,166	99.9%[2]

40

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
3,[4] Vanguard Market Liquidity Fund	0.363%	408,781,607	408,782	2.7%

5U.S. Government and Agency Obligations †			3,197	0.0%
Total Temporary Cash Investments (Cost $411,979)			411,979	2.7%[2]
[6]Total Investments (Cost $13,360,136)			15,523,145	102.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,358
Receivables for Investment Securities Sold			714
Receivables for Accrued Income			19,798
Receivables for Capital Shares Issued			16,751
Other Assets			603
Total Other Assets			39,224	0.2%
Liabilities
Payables for Investment Securities Purchased			(24,675)
Collateral for Securities on Loan			(353,007)
Payables for Capital Shares Redeemed			(39,096)
Payables to Vanguard			(10,641)
Other Liabilities			(636)
Total Liabilities			(428,055)	(2.8%)
Net Assets			15,134,314	100.0%

At December 31, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				14,155,518
Overdistributed Net Investment Income				(4,790)
Accumulated Net Realized Losses				(1,180,099)
Unrealized Appreciation (Depreciation)
Investment Securities				2,163,009
Futures Contracts				676
Net Assets				15,134,314

Investor Shares—Net Assets
Applicable to 58,097,511 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,986,042
Net Asset Value Per Share—Investor Shares				$34.18

41

Small-Cap Growth Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 36,390,036 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,422,311
Net Asset Value Per Share—ETF Shares	$121.53

Admiral Shares—Net Assets
Applicable to 138,846,989 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,933,143
Net Asset Value Per Share—Admiral Shares	$42.73

Institutional Shares—Net Assets
Applicable to 81,609,263 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,792,818
Net Asset Value Per Share—Institutional Shares	$34.22

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.5%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $353,007,000 of collateral received for securities on loan.
5 Securities with a value of $2,398,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $333,291,000.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	143,813
Interest[1]	92
Securities Lending	22,208
Total Income	166,113
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,775
Management and Administrative—Investor Shares	3,493
Management and Administrative—ETF Shares	2,257
Management and Administrative—Admiral Shares	3,004
Management and Administrative—Institutional Shares	1,578
Marketing and Distribution—Investor Shares	581
Marketing and Distribution—ETF Shares	394
Marketing and Distribution—Admiral Shares	775
Marketing and Distribution—Institutional Shares	273
Custodian Fees	340
Auditing Fees	41
Shareholders’ Reports—Investor Shares	60
Shareholders’ Reports—ETF Shares	239
Shareholders’ Reports—Admiral Shares	68
Shareholders’ Reports—Institutional Shares	65
Trustees’ Fees and Expenses	12
Total Expenses	14,955
Net Investment Income	151,158
Realized Net Gain (Loss)
Investment Securities Sold	1,021,706
Futures Contracts	(804)
Swap Contracts	(455)
Realized Net Gain (Loss)	1,020,447
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,652,389)
Futures Contracts	(308)
Change in Unrealized Appreciation (Depreciation)	(1,652,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	(481,092)
1 Interest income from an affiliated company of the fund was $85,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	151,158	151,506
Realized Net Gain (Loss)	1,020,447	613,425
Change in Unrealized Appreciation (Depreciation)	(1,652,697)	(165,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	(481,092)	598,987
Distributions
Net Investment Income
Investor Shares	(17,081)	(20,119)
ETF Shares	(42,821)	(39,218)
Admiral Shares	(56,786)	(54,091)
Institutional Shares	(31,997)	(37,186)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(148,685)	(150,614)
Capital Share Transactions
Investor Shares	(276,043)	(601,893)
ETF Shares	689,690	141,108
Admiral Shares	738,083	399,387
Institutional Shares	(732,337)	(242,092)
Net Increase (Decrease) from Capital Share Transactions	419,393	(303,490)
Total Increase (Decrease)	(210,384)	144,883
Net Assets
Beginning of Period	15,344,698	15,199,815
End of Period[1]	15,134,314	15,344,698
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,790,000) and ($6,808,000).

See accompanying Notes, which are an integral part of the Financial Statements.

44

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$35.40	$34.37	$25.03	$21.49	$21.92
Investment Operations
Net Investment Income	. 292	. 303.168		.223	.086
Net Realized and Unrealized Gain (Loss)
on Investments	(1.225)	1.029	9.336	3.541	(.431)
Total from Investment Operations	(.933)	1.332	9.504	3.764	(. 345)
Distributions
Dividends from Net Investment Income	(.287)	(. 302)	(.164)	(.224)	(.085)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.287)	(. 302)	(.164)	(.224)	(.085)
Net Asset Value, End of Period	$34.18	$35.40	$34.37	$25.03	$21.49

Total Return[1]	-2.64%	3.88%	37.98%	17.52%	-1.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,986	$2,326	$2,859	$2,649	$2,613
Ratio of Total Expenses to Average Net Assets	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.82%	0.87%	0.63%	0.97%	0.37%
Portfolio Turnover Rate[2]	23%	26%	50%	37%	40%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$125.88	$122.23	$89.03	$76.45	$77.98
Investment Operations
Net Investment Income	1.202	1.277	.802	.925	.424
Net Realized and Unrealized Gain (Loss)
on Investments	(4.362)	3.643	33.188	12.578	(1.535)
Total from Investment Operations	(3.160)	4.920	33.990	13.503	(1.111)
Distributions
Dividends from Net Investment Income	(1.190)	(1.270)	(.790)	(. 923)	(. 419)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.190)	(1.270)	(.790)	(. 923)	(. 419)
Net Asset Value, End of Period	$121.53	$125.88	$122.23	$89.03	$76.45

Total Return	-2.51%	4.02%	38.18%	17.67%	-1.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,422	$3,900	$3,637	$2,209	$1,857
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.94%	1.01%	0.78%	1.11%	0.51%
Portfolio Turnover Rate[1]	23%	26%	50%	37%	40%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares

					Sept. 27,
		Year Ended December 31,			2011[1] to
For a Share Outstanding					Dec. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$44.26	$42.98	$31.30	$26.88	$25.00
Investment Operations
Net Investment Income	. 421.449		.284	.326	.031
Net Realized and Unrealized Gain (Loss)
on Investments	(1.534)	1.277	11.676	4.420	1.962
Total from Investment Operations	(1.113)	1.726	11.960	4.746	1.993
Distributions
Dividends from Net Investment Income	(.417)	(.446)	(. 280)	(. 326)	(.113)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.417)	(.446)	(. 280)	(. 326)	(.113)
Net Asset Value, End of Period	$42.73	$44.26	$42.98	$31.30	$26.88

Total Return[2]	-2.52%	4.02%	38.22%	17.66%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,933	$5,434	$4,881	$2,539	$1,781
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	0.94%	1.01%	0.78%	1.11%	0.51%[3]
Portfolio Turnover Rate [4]	23%	26%	50%	37%	40%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$35.45	$34.42	$25.07	$21.53	$21.96
Investment Operations
Net Investment Income	. 341.362		.229	.265	.125
Net Realized and Unrealized Gain (Loss)
on Investments	(1.234)	1.028	9.346	3.540	(.432)
Total from Investment Operations	(.893)	1.390	9.575	3.805	(.307)
Distributions
Dividends from Net Investment Income	(.337)	(. 360)	(. 225)	(. 265)	(.123)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.337)	(. 360)	(. 225)	(. 265)	(.123)
Net Asset Value, End of Period	$34.22	$35.45	$34.42	$25.07	$21.53

Total Return	-2.52%	4.04%	38.20%	17.68%	-1.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,793	$3,685	$3,823	$2,302	$1,622
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.95%	1.02%	0.79%	1.13%	0.53%
Portfolio Turnover Rate[1]	23%	26%	50%	37%	40%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

49

Small-Cap Growth Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2015, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at December 31, 2015.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions

50

Small-Cap Growth Index Fund

only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

51

Small-Cap Growth Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $1,358,000, representing 0.01% of the fund’s net assets and 0.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,111,166	—	—
Temporary Cash Investments	408,782	3,197	—
Futures Contracts—Assets[1]	138	—	—
Futures Contracts—Liabilities[1]	(591)	—	—
Total	15,519,495	3,197	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2016	273	30,890	655
E-mini S&P 500 Index	March 2016	10	1,018	21
				676

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

52

Small-Cap Growth Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $1,462,463,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $455,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2015, the fund had $5,089,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $1,179,420,000 to offset future net capital gains. Of this amount, $504,200,000 is subject to expiration dates; $243,082,000 may be used to offset future net capital gains through December 31, 2017 and $261,118,000 through December 31, 2018. Capital losses of $675,220,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $13,360,136,000. Net unrealized appreciation of investment securities for tax purposes was $2,163,009,000, consisting of unrealized gains of $3,447,782,000 on securities that had risen in value since their purchase and $1,284,773,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $7,238,163,000 of investment securities and sold $6,790,814,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,168,337,000 and $3,171,729,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

53

Small-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	445,273	12,230	538,287	15,576
Issued in Lieu of Cash Distributions	16,016	467	18,576	526
Redeemed	(737,332)	(20,291)	(1,158,756)	(33,579)
Net Increase (Decrease)—Investor Shares	(276,043)	(7,594)	(601,893)	(17,477)
ETF Shares
Issued	3,792,432	29,561	2,016,134	16,221
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,102,742)	(24,150)	(1,875,026)	(15,000)
Net Increase (Decrease)—ETF Shares	689,690	5,411	141,108	1,221
Admiral Shares
Issued	1,619,752	35,551	1,547,647	35,829
Issued in Lieu of Cash Distributions	52,365	1,221	50,550	1,144
Redeemed	(934,034)	(20,690)	(1,198,810)	(27,773)
Net Increase (Decrease) —Admiral Shares	738,083	16,082	399,387	9,200
Institutional Shares
Issued	617,232	16,815	668,519	19,413
Issued in Lieu of Cash Distributions	30,844	897	36,304	1,026
Redeemed	(1,380,413)	(40,068)	(946,915)	(27,558)
Net Increase (Decrease) —Institutional Shares	(732,337)	(22,356)	(242,092)	(7,119)

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

54

Small-Cap Value Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISVX	VBR	VSIAX	VSIIX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	2.00%	2.13%	2.13%	2.13%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Value Index	FA Index
Number of Stocks	869	854	3,960
Median Market Cap	$3.0B	$3.0B	$51.4B
Price/Earnings Ratio	21.8x	21.3x	21.9x
Price/Book Ratio	1.8x	1.8x	2.7x
Return on Equity	10.7%	10.7%	17.2%
Earnings Growth
Rate	9.0%	9.0%	9.5%
Dividend Yield	2.3%	2.3%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	16%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US U.S. Total
		Small Cap	Market
	Fund Value Index		FA Index
Basic Materials	3.9%	3.9%	2.3%
Consumer Goods	6.8	6.8	10.3
Consumer Services	12.1	12.0	14.2
Financials	31.1	31.2	19.5
Health Care	6.2	6.2	14.0
Industrials	19.8	19.8	12.2
Oil & Gas	4.1	4.1	5.9
Technology	8.1	8.1	16.4
Telecommunications	0.5	0.5	2.2
Utilities	7.4	7.4	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.85
Beta	1.00	1.10

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

AGL Resources Inc.	Gas Distribution	0.5%
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.5
JetBlue Airways Corp.	Airlines	0.5
Spirit AeroSystems
Holdings Inc.	Aerospace	0.5
Ingredion Inc.	Food Products	0.5
Cablevision Systems	Broadcasting &
Corp.	Entertainment	0.5
Valspar Corp.	Building Materials &
	Fixtures	0.5
Atmos Energy Corp.	Gas Distribution	0.4
Broadridge Financial	Financial
Solutions Inc.	Administration	0.4
CDW Corp.	Computer Services	0.4
Top Ten		4.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

55

Small-Cap Value Index Fund

Investment Focus

56

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment

	Small-Cap Value Index Fund*Investor
	Shares	-4.78%	10.26%	7.15%	$19,957

••••••••	Spliced Small-Cap Value Index	-4.64	10.45	7.28	20,201

– – – –	Small-Cap Value Funds Average	-6.90	7.67	5.71	17,431
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563

For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund
ETF Shares Net Asset Value	-4.67%	10.41%	7.29%	$20,216
Spliced Small-Cap Value Index	-4.64	10.45	7.28	20,201
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	20,563

See Financial Highlights for dividend and capital gains information.

57

Small-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2015
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Small-Cap Value Index Fund Admiral Shares	-4.65%	16.00%	$18,817
Spliced Small-Cap Value Index	-4.64	16.04	18,851
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	16.09	18,884
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional
Shares	-4.67%	10.43%	7.33%	$10,140,545
Spliced Small-Cap Value Index	-4.64	10.45	7.28	10,100,259
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

Cumulative Returns of ETF Shares: December 31, 2005, Through December 31, 2015
		One	Five	Ten
		Year	Years	Years
Small-Cap Value Index Fund ETF Shares Market
Price		-4.67%	63.90%	102.35%
Small-Cap Value Index Fund ETF Shares Net Asset
Value		-4.67	64.05	102.16
Spliced Small-Cap Value Index		-4.64	64.36	102.01

58

Small-Cap Value Index Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

Small-Cap Value Index Fund Investor Shares
Spliced Small-Cap Value Index
For a benchmark description, see the Glossary.

59

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	1,499,582	66,072	0.4%
Basic Materials—Other †		572,302	3.5%
		638,374	3.9%
Consumer Goods
Ingredion Inc.	806,420	77,287	0.5%
Leggett & Platt Inc.	1,457,257	61,234	0.4%
Pinnacle Foods Inc.	1,314,337	55,807	0.3%
* Visteon Corp.	460,149	52,687	0.3%
Goodyear Tire & Rubber Co.	1,515,526	49,512	0.3%
Consumer Goods—Other †		824,992	5.0%
		1,121,519	6.8%
Consumer Services
* JetBlue Airways Corp.	3,551,268	80,436	0.5%
Cablevision Systems Corp. Class A	2,383,196	76,024	0.5%
TEGNA Inc.	2,498,829	63,770	0.4%
KAR Auction Services Inc.	1,550,253	57,406	0.3%
Service Corp. International	2,104,201	54,751	0.3%
Casey’s General Stores Inc.	439,412	52,927	0.3%
Consumer Services—Other †		1,591,908	9.7%
		1,977,222	12.0%
Financials
Arthur J Gallagher & Co.	1,991,605	81,536	0.5%
Apartment Investment & Management Co.	1,763,178	70,580	0.4%
East West Bancorp Inc.	1,621,989	67,410	0.4%
National Retail Properties Inc.	1,534,721	61,466	0.4%
American Financial Group Inc.	787,643	56,773	0.4%
RenaissanceRe Holdings Ltd.	494,259	55,945	0.4%
StanCorp Financial Group Inc.	477,264	54,351	0.3%
Starwood Property Trust Inc.	2,545,031	52,326	0.3%
Liberty Property Trust	1,665,648	51,718	0.3%

60

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Taubman Centers Inc.	644,959	49,481	0.3%
Old Republic International Corp.	2,652,204	49,411	0.3%
Financials—Other †		4,458,689	27.1%
		5,109,686	31.1%
Health Care
Teleflex Inc.	468,883	61,635	0.4%
* Health Net Inc.	827,641	56,660	0.3%
Health Care—Other †		900,452	5.5%
		1,018,747	6.2%
Industrials
* Spirit AeroSystems Holdings Inc. Class A	1,582,284	79,225	0.5%
Valspar Corp.	895,660	74,295	0.5%
Broadridge Financial Solutions Inc.	1,336,658	71,819	0.4%
Allegion plc	1,081,007	71,260	0.4%
PerkinElmer Inc.	1,261,656	67,587	0.4%
Huntington Ingalls Industries Inc.	529,492	67,166	0.4%
IDEX Corp.	862,440	66,072	0.4%
Carlisle Cos. Inc.	732,631	64,977	0.4%
Orbital ATK Inc.	663,022	59,234	0.4%
* AECOM	1,706,631	51,250	0.3%
AptarGroup Inc.	703,805	51,131	0.3%
* Berry Plastics Group Inc.	1,352,557	48,936	0.3%
Bemis Co. Inc.	1,081,738	48,343	0.3%
Industrials—Other †		2,432,006	14.8%
		3,253,301	19.8%
Oil & Gas
* Newfield Exploration Co.	1,841,879	59,972	0.4%
* First Solar Inc.	853,156	56,300	0.3%
Oil & Gas—Other †		555,150	3.4%
		671,422	4.1%

[1]Other †		1,196	0.0%

Technology
CDW Corp.	1,707,058	71,765	0.4%
Ingram Micro Inc.	1,687,225	51,258	0.3%
Teradyne Inc.	2,316,531	47,883	0.3%
Technology—Other †		1,151,311	7.0%
		1,322,217	8.0%

Telecommunications †		85,151	0.5%

Utilities
AGL Resources Inc.	1,355,241	86,478	0.5%
Atmos Energy Corp.	1,144,115	72,125	0.5%
TECO Energy Inc.	2,651,403	70,660	0.4%
Westar Energy Inc. Class A	1,593,085	67,563	0.4%
UGI Corp.	1,947,467	65,746	0.4%
Aqua America Inc.	1,988,654	59,262	0.4%
Piedmont Natural Gas Co. Inc.	892,699	50,902	0.3%
Utilities—Other †		741,519	4.5%
		1,214,255	7.4%
Total Common Stocks (Cost $14,861,700)		16,413,090	99.8%[2]

61

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
3,[4] Vanguard Market Liquidity Fund	0.363%	246,960,112	246,960	1.5%

5U.S. Government and Agency Obligations †			3,992	0.0%
Total Temporary Cash Investments (Cost $250,953)			250,952	1.5%[2]
[6]Total Investments (Cost $15,112,653)			16,664,042	101.3%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,493
Receivables for Investment Securities Sold			21,402
Receivables for Accrued Income			30,522
Receivables for Capital Shares Issued			23,299
Other Assets			22,684
Total Other Assets			99,400	0.6%
Liabilities
Payables for Investment Securities Purchased			(79,252)
Collateral for Securities on Loan			(160,934)
Payables for Capital Shares Redeemed			(57,705)
Payables to Vanguard			(12,282)
Other Liabilities			(799)
Total Liabilities			(310,972)	(1.9%)
Net Assets			16,452,470	100.0%

At December 31, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				16,144,180
Overdistributed Net Investment Income				(12,759)
Accumulated Net Realized Losses				(1,230,214)
Unrealized Appreciation (Depreciation)
Investment Securities				1,551,389
Futures Contracts				(111)
Swap Contracts				(15)
Net Assets				16,452,470

Investor Shares—Net Assets
Applicable to 83,236,076 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,971,917
Net Asset Value Per Share—Investor Shares				$23.69

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Small-Cap Value Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 57,480,112 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,679,377
Net Asset Value Per Share—ETF Shares	$98.81

Admiral Shares—Net Assets
Applicable to 152,322,199 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,466,978
Net Asset Value Per Share—Admiral Shares	$42.46

Institutional Shares—Net Assets
Applicable to 98,365,921 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,334,198
Net Asset Value Per Share—Institutional Shares	$23.73

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $160,934,000 of collateral received for securities on loan.
5 Securities with a value of $2,395,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $150,673,000.
See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	318,175
Interest[1]	107
Securities Lending	7,211
Total Income	325,493
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,819
Management and Administrative—Investor Shares	3,442
Management and Administrative—ETF Shares	2,779
Management and Administrative—Admiral Shares	3,136
Management and Administrative—Institutional Shares	1,099
Marketing and Distribution—Investor Shares	562
Marketing and Distribution—ETF Shares	496
Marketing and Distribution—Admiral Shares	805
Marketing and Distribution—Institutional Shares	167
Custodian Fees	511
Auditing Fees	42
Shareholders’ Reports—Investor Shares	54
Shareholders’ Reports—ETF Shares	267
Shareholders’ Reports—Admiral Shares	63
Shareholders’ Reports—Institutional Shares	50
Trustees’ Fees and Expenses	12
Total Expenses	15,304
Net Investment Income	310,189
Realized Net Gain (Loss)
Investment Securities Sold	603,893
Futures Contracts	1,347
Swap Contracts	(1,559)
Realized Net Gain (Loss)	603,681
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,746,693)
Futures Contracts	(745)
Swap Contracts	(15)
Change in Unrealized Appreciation (Depreciation)	(1,747,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	(833,583)
1 Interest income from an affiliated company of the fund was $100,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	310,189	262,217
Realized Net Gain (Loss)	603,681	729,874
Change in Unrealized Appreciation (Depreciation)	(1,747,453)	389,227
Net Increase (Decrease) in Net Assets Resulting from Operations	(833,583)	1,381,318
Distributions
Net Investment Income
Investor Shares	(37,107)	(36,592)
ETF Shares	(109,974)	(84,373)
Admiral Shares	(122,857)	(100,009)
Institutional Shares	(46,306)	(33,614)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(316,244)	(254,588)
Capital Share Transactions
Investor Shares	(185,953)	(270,292)
ETF Shares	1,201,693	594,219
Admiral Shares	1,133,431	987,250
Institutional Shares	585,111	76,809
Net Increase (Decrease) from Capital Share Transactions	2,734,282	1,387,986
Total Increase (Decrease)	1,584,455	2,514,716
Net Assets
Beginning of Period	14,868,015	12,353,299
End of Period[1]	16,452,470	14,868,015

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($12,759,000) and ($5,425,000).

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$25.34	$23.33	$17.40	$15.04	$16.01
Investment Operations
Net Investment Income	. 431.425		. 394.428		.309
Net Realized and Unrealized Gain (Loss)
on Investments	(1.643)	1.995	5.936	2.364	(. 974)
Total from Investment Operations	(1.212)	2.420	6.330	2.792	(.665)
Distributions
Dividends from Net Investment Income	(.438)	(.410)	(.400)	(.432)	(.305)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.438)	(.410)	(.400)	(.432)	(.305)
Net Asset Value, End of Period	$23.69	$25.34	$23.33	$17.40	$15.04

Total Return[1]	-4.78%	10.39%	36.41%	18.56%	-4.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,972	$2,293	$2,375	$2,001	$1,980
Ratio of Total Expenses to Average Net Assets	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.84%	2.03%	2.66%	1.90%
Portfolio Turnover Rate[2]	16%	12%	47%	25%	30%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$105.71	$97.32	$72.60	$62.73	$66.80
Investment Operations
Net Investment Income	1.933	1.933	1.796	1.896	1.393
Net Realized and Unrealized Gain (Loss)
on Investments	(6.870)	8.326	24.742	9.877	(4.083)
Total from Investment Operations	(4.937)	10.259	26.538	11.773	(2.690)
Distributions
Dividends from Net Investment Income	(1.963)	(1.869)	(1.818)	(1.903)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.963)	(1.869)	(1.818)	(1.903)	(1.380)
Net Asset Value, End of Period	$98.81	$105.71	$97.32	$72.60	$62.73

Total Return	-4.67%	10.55%	36.57%	18.78%	-4.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,679	$4,874	$3,908	$2,281	$1,755
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.98%	2.18%	2.80%	2.04%
Portfolio Turnover Rate[1]	16%	12%	47%	25%	30%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
					Sept. 27,
					2011[1] to
		Year Ended December 31,
For a Share Outstanding					Dec. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$45.42	$41.82	$31.20	$26.96	$25.00
Investment Operations
Net Investment Income	. 830.831		.773	.814	.196
Net Realized and Unrealized Gain (Loss)
on Investments	(2.947)	3.573	10.629	4.245	2.320
Total from Investment Operations	(2.117)	4.404	11.402	5.059	2.516
Distributions
Dividends from Net Investment Income	(.843)	(. 804)	(.782)	(. 819)	(.556)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.843)	(. 804)	(.782)	(. 819)	(.556)
Net Asset Value, End of Period	$42.46	$45.42	$41.82	$31.20	$26.96

Total Return[2]	-4.65%	10.55%	36.58%	18.77%	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,467	$5,775	$4,371	$2,563	$1,941
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.98%	2.18%	2.80%	2.04% [3]
Portfolio Turnover Rate [4]	16%	12%	47%	25%	30%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$25.39	$23.37	$17.44	$15.07	$16.04
Investment Operations
Net Investment Income	. 465.467		.434	.459	.338
Net Realized and Unrealized Gain (Loss)
on Investments	(1.652)	2.004	5.935	2.371	(.973)
Total from Investment Operations	(1.187)	2.471	6.369	2.830	(.635)
Distributions
Dividends from Net Investment Income	(.473)	(. 451)	(.439)	(.460)	(.335)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.473)	(. 451)	(.439)	(.460)	(.335)
Net Asset Value, End of Period	$23.73	$25.39	$23.37	$17.44	$15.07

Total Return	-4.67%	10.59%	36.55%	18.78%	-3.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,334	$1,927	$1,699	$979	$722
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.91%	1.99%	2.19%	2.82%	2.06%
Portfolio Turnover Rate[1]	16%	12%	47%	25%	30%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Small-Cap Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2015, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business

71

Small-Cap Value Index Fund

day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

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Small-Cap Value Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $1,493,000, representing 0.01% of the fund’s net assets and 0.60% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,411,894	—	1,196
Temporary Cash Investments	246,960	3,992	—
Futures Contracts—Assets[1]	54	—	—
Futures Contracts—Liabilities[1]	(547)	—	—
Swap Contracts—Liabilities	—	(15)	—
Total	16,658,361	3,977	1,196
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2016	296	33,492	(34)
E-mini S&P MidCap 400 Index	March 2016	60	8,361	(77)
				(111)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Small-Cap Value Index Fund

At December 31, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	1/11/16	GSBUSA	1,874	(0.693%)	(15)
GSBUSA—Goldman Sachs Bank USA.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $280,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2015, had unrealized appreciation of $4,611,000, of which all has been distributed and is reflected in the balance of overdistributed net investment income.

During the year ended December 31, 2015, the fund realized $944,968,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $1,559,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2015, the fund had $2,260,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $1,229,284,000 to offset future net capital gains. Of this amount, $876,582,000 is subject to expiration dates; $487,808,000 may be used to offset future net capital gains through December 31, 2017, and $388,774,000 through December 31, 2018. Capital losses of $352,702,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $15,117,264,000. Net unrealized appreciation of investment securities for tax purposes was $1,546,778,000, consisting of unrealized gains of $2,995,062,000 on securities that had risen in value since their purchase and $1,448,284,000 in unrealized losses on securities that had fallen in value since their purchase.

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Small-Cap Value Index Fund

F. During the year ended December 31, 2015, the fund purchased $7,533,085,000 of investment securities and sold $4,756,731,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,370,543,000 and $2,236,124,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	553,081	21,859	530,028	21,851
Issued in Lieu of Cash Distributions	34,543	1,457	33,953	1,353
Redeemed	(773,577)	(30,550)	(834,273)	(34,552)
Net Increase (Decrease)—Investor Shares	(185,953)	(7,234)	(270,292)	(11,348)
ETF Shares
Issued	3,498,833	33,427	2,005,418	19,645
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,297,140)	(22,050)	(1,411,199)	(13,700)
Net Increase (Decrease)—ETF Shares	1,201,693	11,377	594,219	5,945
Admiral Shares
Issued	1,945,006	43,019	1,642,479	37,771
Issued in Lieu of Cash Distributions	110,002	2,591	89,878	1,998
Redeemed	(921,577)	(20,420)	(745,107)	(17,154)
Net Increase (Decrease) —Admiral Shares	1,133,431	25,190	987,250	22,615
Institutional Shares
Issued	1,034,933	40,325	510,432	21,007
Issued in Lieu of Cash Distributions	42,411	1,788	30,703	1,222
Redeemed	(492,233)	(19,662)	(464,326)	(19,020)
Net Increase (Decrease) —Institutional Shares	585,111	22,451	76,809	3,209

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2016

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Special 2015 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Small-Cap Index Fund	558,503
Small-Cap Growth Index Fund	82,149
Small-Cap Value Index Fund	243,540

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Small-Cap Index Fund	68.4%
Small-Cap Growth Index Fund	54.5
Small-Cap Value Index Fund	72.9

77

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Small-Capitalization Portfolios
Periods Ended December 31, 2015

	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund Investor Shares
Returns Before Taxes	-3.78%	10.28%	7.81%
Returns After Taxes on Distributions	-4.16	9.90	7.48
Returns After Taxes on Distributions and Sale of Fund Shares	-1.96	8.09	6.27

	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund Investor Shares
Returns Before Taxes	-2.64%	10.05%	8.22%
Returns After Taxes on Distributions	-2.90	9.84	8.07
Returns After Taxes on Distributions and Sale of Fund Shares	-1.40	7.93	6.68

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund Investor Shares
Returns Before Taxes	-4.78%	10.26%	7.15%
Returns After Taxes on Distributions	-5.27	9.72	6.66
Returns After Taxes on Distributions and Sale of Fund Shares	-2.44	8.04	5.68

78

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

79

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$924.08	$0.87
ETF Shares	1,000.00	924.58	0.44
Admiral Shares	1,000.00	924.61	0.44
Institutional Shares	1,000.00	924.70	0.34
Institutional Plus Shares	1,000.00	924.74	0.24
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$913.60	$0.96
ETF Shares	1,000.00	914.46	0.34
Admiral Shares	1,000.00	914.31	0.34
Institutional Shares	1,000.00	914.48	0.34
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$933.22	$0.97
ETF Shares	1,000.00	933.66	0.39
Admiral Shares	1,000.00	933.90	0.39
Institutional Shares	1,000.00	933.57	0.34

80

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2015	12/31/2015	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.85	0.36
Institutional Plus Shares	1,000.00	1,024.95	0.26
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.85	0.36
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.80	0.41
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.18% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.20% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.07% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

81

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

82

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

83

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller
Martha G. King
John T. Marcante

Chris D. McIsaac
James M. Norris
Thomas M. Rampulla
Glenn W. Reed
Karin A. Risi

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022016

Annual Report | December 31, 2015

Vanguard U.S. Stock Index Funds

Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	11
Mid-Cap Index Fund.	33
Mid-Cap Growth Index Fund.	56
Mid-Cap Value Index Fund.	73
Your Fund’s After-Tax Returns.	92
About Your Fund’s Expenses.	94
Glossary.	97

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	-3.39%
ETF Shares
Market Price	-3.26
Net Asset Value	-3.26
Admiral™ Shares	-3.27
Institutional Shares	-3.24
Institutional Plus Shares	-3.23
S&P Completion Index	-3.35
Mid-Cap Core Funds Average	-4.19
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Mid-Cap Index Fund
Investor Shares	-1.46%
ETF Shares
Market Price	-1.35
Net Asset Value	-1.34
Admiral Shares	-1.34
Institutional Shares	-1.33
Institutional Plus Shares	-1.30
CRSP US Mid Cap Index	-1.28
Mid-Cap Core Funds Average	-4.19

Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	-1.13%
ETF Shares
Market Price	-1.01
Net Asset Value	-1.00
Admiral Shares	-0.98
CRSP US Mid Cap Growth Index	-0.93
Mid-Cap Growth Funds Average	-1.16
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Mid-Cap Value Index Fund
Investor Shares	-1.91%
ETF Shares
Market Price	-1.80
Net Asset Value	-1.80
Admiral Shares	-1.80
CRSP US Mid Cap Value Index	-1.75
Mid-Cap Value Funds Average	-4.84

Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2014, Through December 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$66.63	$63.61	$0.765	$0.000
ETF Shares	87.79	83.80	1.128	0.000
Admiral Shares	66.61	63.58	0.856	0.000
Institutional Shares	66.60	63.58	0.869	0.000
Institutional Plus Shares	164.36	156.89	2.175	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$33.72	$32.79	$0.435	$0.000
ETF Shares	123.50	120.07	1.766	0.000
Admiral Shares	152.97	148.72	2.180	0.000
Institutional Shares	33.79	32.85	0.485	0.000
Institutional Plus Shares	166.65	162.03	2.424	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$39.94	$39.22	$0.269	$0.000
ETF Shares	101.57	99.75	0.810	0.000
Admiral Shares	43.72	42.94	0.352	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$35.19	$33.86	$0.647	$0.000
ETF Shares	89.39	85.99	1.758	0.000
Admiral Shares	46.30	44.54	0.909	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stocks registered a very small gain in 2015 amid volatility across global markets. Midsize- and small-company stocks didn’t keep pace with larger-company stocks, which represent the lion’s share of the value of the U.S. market.

In this environment, the three Vanguard Mid-Cap Index Funds delivered negative returns between –1% and –2% for the 12 months ended December 31, 2015. Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings, finished with a return of –3.39% (all returns cited are for Investor Shares).

All four funds covered in this report closely tracked their target indexes, and all recorded results that were ahead of the average returns of peer funds.

If you hold your fund in a taxable account, you may wish to review the after-tax returns that appear later in this report.

Despite troubles, U.S. stocks eked out a seventh year of gains

U.S. stocks returned 0.48% for the 12 months ended December 31, 2015. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns.

Stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices also affected economies and markets across the world for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. Emerging markets fared the worst.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market gained 0.55% over the 12 months; income accounted for the modestly positive result. The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

dollar’s strength against many foreign currencies. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December, returns for money market funds and savings accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

Smaller-company stocks lagged mid-cap stocks

The Extended Market Index Fund, which includes both mid- and small-capitalization stocks, underperformed the three Vanguard Mid-Cap Index Funds. At the same time, growth stocks did a bit better than value, causing the Mid-Cap Growth Fund to finish slightly ahead of the others. (Value stocks tend to sell at relatively low prices in relation to their earnings or book value. Growth stocks typically have higher valuations because of the earnings and revenue potential of the underlying companies.)

The performance of all four funds was hurt notably by energy-related stocks, which returned –25% or worse. The sharp slide in oil prices punished the sector, in part because of high output levels from some leading oil-producing countries and concerns about the slower growth in China, the world’s largest oil importer. Natural gas prices also dropped, though not as dramatically. The vast majority of companies engaged in exploration, production, and services suffered.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Extended Market Index Fund	0.23%	0.10%	0.10%	0.08%	0.06%	1.19%
Mid-Cap Index Fund	0.23	0.09	0.09	0.08	0.06	1.19
Mid-Cap Growth Index Fund	0.23	0.09	0.09	—	—	1.31
Mid-Cap Value Index Fund	0.23	0.09	0.09	—	—	1.29

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the funds’ expense ratios were: for the Extended Market Index Fund, 0.22% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Mid-Cap Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.07% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

Stocks of companies involved in basic materials sank at least –13% in three of the four funds, as the prices of many commodities fell along with the price of oil. Metals and mining firms posted the poorest results, but chemical companies, which make up the largest subsector, also struggled. Materials stocks produced a modest gain only in the Mid-Cap Growth Index Fund, but their presence in that fund is quite small.

Among other sectors, industrials and utilities hurt performance in all four funds.

There were bright spots. Health care stocks climbed between 9% and 11% in the four funds as favorable long-term demographic and economic trends continued to lift the sector. Mid-cap biotechnology and health care equipment firms were particularly strong.

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
Extended Market Index Fund Investor Shares	7.64%
S&P Completion Index	7.68
Mid-Cap Core Funds Average	6.59
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Index Fund Investor Shares	7.76%
Spliced Mid-Cap Index	7.94
Mid-Cap Core Funds Average	6.59
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Growth Index Fund Investor Shares (Returns since inception: 8/24/2006)	8.00%
Spliced Mid-Cap Growth Index	8.18
Mid-Cap Growth Funds Average	7.38
For a benchmark description, see the Glossary.
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Value Index Fund Investor Shares (Returns since inception: 8/24/2006)	7.80%
Spliced Mid-Cap Value Index	7.99
Mid-Cap Value Funds Average	6.66
For a benchmark description, see the Glossary.
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

The financial sector recorded positive returns of between 2% and 5%. Strength in REITs (real estate investment trusts) and nonlife-insurance companies more than offset losses among consumer finance firms.

Technology stocks returned 1%–2%. Good results in the communications equipment and software subsectors were partially offset by negative returns among equipment and hardware companies.

Over the decade just ended, the funds produced solid returns

For the ten years ended December 31, 2015, the average annual return was 7.64% for the Extended Market Index Fund and 7.76% for the Mid-Cap Index Fund. The two other funds were launched not quite ten years ago. The average annual return since inception was 8.00% for the Mid-Cap Growth Index Fund and 7.80% for the Mid-Cap Value Index Fund. In each case, the results exceeded the average annual returns of peers.

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending 2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see

Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015. Results from the model may vary with each use and over time. For more information, please see page 9.

All four funds have closely tracked their target indexes, thanks to the expertise of Vanguard Equity Index Group, the advisor overseeing the funds. It was helped by the funds’ low expenses—a key factor for investors looking to increase their chances of success.

To reach your long-term goals, be realistic and try to save more

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, the markets have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that markets aren’t always favorable. The U.S. stock and bond markets were barely positive, and international stocks and unhedged bonds finished in the red.

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile,” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 8 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today.

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead, particularly as markets adjust to changes in policies from the Fed and other central banks.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

And, as always, investors would be well-
served to follow Vanguard’s principles for
investing success:

• Goals. Create clear, appropriate
investment goals.

• Balance. Develop a suitable asset
allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and
long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 19, 2016

Extended Market Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEXMX	VXF	VEXAX	VIEIX	VEMPX
Expense Ratio[1]	0.23%	0.10%	0.10%	0.08%	0.06%
30-Day SEC Yield	1.26%	1.40%	1.39%	1.41%	1.46%

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		Completion	Market
	Fund	Index FA Index
Number of Stocks	3,361	3,438	3,960
Median Market Cap	$3.7B	$3.7B	$51.4B
Price/Earnings Ratio	32.1x	32.2x	21.9x
Price/Book Ratio	2.3x	2.3x	2.7x
Return on Equity	11.6%	11.6%	17.2%
Earnings Growth
Rate	11.2%	11.2%	9.5%
Dividend Yield	1.5%	1.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	6%	—	—
Short-Term
Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Consumer Discretionary	15.4%	15.4%	13.4%
Consumer Staples	3.2	3.1	8.8
Energy	3.2	3.3	5.9
Financials	26.0	26.1	18.2
Health Care	13.5	13.5	14.8
Industrials	12.9	12.9	10.5
Information Technology	16.8	16.8	20.0
Materials	4.4	4.4	3.1
Telecommunication
Services	1.1	1.1	2.2
Utilities	3.5	3.4	3.1

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.84
Beta	1.00	1.07

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Liberty Global plc	Cable & Satellite	0.9%
LinkedIn Corp.	Internet Software &
	Services	0.6
Tesla Motors Inc.	Automobile
	Manufacturers	0.6
Incyte Corp.	Biotechnology	0.4
BioMarin Pharmaceutical
Inc.	Biotechnology	0.4
Las Vegas Sands Corp.	Casinos & Gaming	0.4
Charter Communications
Inc.	Cable & Satellite	0.3
Twitter Inc.	Internet Software &
	Services	0.3
Citizens Financial Group
Inc.	Regional Banks	0.3
SBA Communications	Wireless
Corp.	Telecommunication
	Services	0.3
Top Ten		4.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.22% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.05% for Institutional Plus Shares.

Extended Market Index Fund

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Extended Market Index
	Fund*Investor Shares	-3.39%	10.31%	7.64%	$20,885
••••••••	S&P Completion Index	-3.35	10.37	7.68	20,958
– – – –	Mid-Cap Core Funds Average	-4.19	9.18	6.59	18,927
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Extended Market Index Fund
ETF Shares Net Asset Value		-3.26%	10.45%	7.80%	$21,192
S&P Completion Index		-3.35	10.37	7.68	20,958
Dow Jones U.S. Total Stock Market Float
Adjusted Index		0.44	12.14	7.48	20,563

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund Admiral Shares	-3.27%	10.46%	7.80%	$21,184
S&P Completion Index	-3.35	10.37	7.68	20,958
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	20,563

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund Institutional
Shares	-3.24%	10.48%	7.83%	$10,622,868
S&P Completion Index	-3.35	10.37	7.68	10,478,939
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

			Since	Final Value
	One		Inception of a $100,000,000
	Year		(1/14/2011)	Investment
Extended Market Index Fund Institutional Plus
Shares	-3.23%		9.89%	$159,652,605
S&P Completion Index	-3.35		9.76	158,698,942
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44		11.58	172,249,189

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2005, Through December 31, 2015
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund ETF Shares Market
Price	-3.26%	64.35%	112.10%
Extended Market Index Fund ETF Shares Net Asset
Value	-3.26	64.41	111.92
S&P Completion Index	-3.35	63.81	109.58

Extended Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

Extended Market Index Fund Investor Shares

S&P Completion Index

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Liberty Global plc	6,928,207	282,463	0.7%
*,^	Tesla Motors Inc.	1,048,669	251,691	0.6%
	Las Vegas Sands Corp.	3,808,202	166,952	0.4%
*,^	Charter Communications Inc. Class A	788,729	144,416	0.3%
*	DISH Network Corp. Class A	2,334,721	133,499	0.3%
*	Jarden Corp.	2,152,174	122,932	0.3%
*	Ulta Salon Cosmetics & Fragrance Inc.	662,040	122,477	0.3%
	Hilton Worldwide Holdings Inc.	5,444,994	116,523	0.3%
^	Autoliv Inc.	909,284	113,451	0.3%
*	MGM Resorts International	4,910,508	111,567	0.3%
*	Norwegian Cruise Line Holdings Ltd.	1,654,377	96,947	0.2%
	Lear Corp.	779,675	95,767	0.2%
*	LKQ Corp.	3,152,502	93,409	0.2%
	Foot Locker Inc.	1,431,746	93,192	0.2%
*	Sirius XM Holdings Inc.	22,795,136	92,776	0.2%
	Consumer Discretionary—Other †		4,521,930	10.6%
			6,559,992	15.4%
Consumer Staples
	Bunge Ltd.	1,486,309	101,485	0.3%
	Consumer Staples—Other †		1,247,662	2.9%
			1,349,147	3.2%
Energy
*	Concho Resources Inc.	1,346,263	125,014	0.3%
*	Cheniere Energy Inc.	2,460,812	91,665	0.2%
	Energy—Other †		1,169,453	2.7%
			1,386,132	3.2%
Financials
	Citizens Financial Group Inc.	5,465,700	143,147	0.3%
*	Markel Corp.	145,248	128,305	0.3%
	Digital Realty Trust Inc.	1,528,874	115,613	0.3%
	Extra Space Storage Inc.	1,290,277	113,815	0.3%

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Federal Realty Investment Trust	726,289	106,111	0.3%
UDR Inc.	2,732,496	102,660	0.2%
First Republic Bank	1,493,455	98,658	0.2%
TD Ameritrade Holding Corp.	2,787,545	96,756	0.2%
Willis Group Holdings plc	1,872,619	90,953	0.2%
Annaly Capital Management Inc.	9,668,341	90,689	0.2%
Financials—Other †		9,989,374	23.5%
		11,076,081	26.0%
Health Care
* Incyte Corp.	1,767,077	191,640	0.5%
* BioMarin Pharmaceutical Inc.	1,688,086	176,844	0.4%
* Alkermes plc	1,572,046	124,789	0.3%
* Hologic Inc.	2,567,332	99,330	0.3%
* Mettler-Toledo International Inc.	285,485	96,817	0.2%
* Jazz Pharmaceuticals plc	643,232	90,413	0.2%
Health Care—Other †		4,954,776	11.6%
		5,734,609	13.5%
Industrials
* TransDigm Group Inc.	558,132	127,505	0.3%
Acuity Brands Inc.	454,111	106,171	0.3%
Alaska Air Group Inc.	1,314,899	105,863	0.2%
Towers Watson & Co. Class A	725,438	93,190	0.2%
Fortune Brands Home & Security Inc.	1,668,396	92,596	0.2%
Industrials—Other †		4,970,961	11.7%
		5,496,286	12.9%
Information Technology
* LinkedIn Corp. Class A	1,203,420	270,866	0.6%
* Twitter Inc.	6,190,671	143,252	0.3%
* ServiceNow Inc.	1,556,291	134,713	0.3%
* Palo Alto Networks Inc.	758,208	133,551	0.3%
* FleetCor Technologies Inc.	802,314	114,675	0.3%
Maxim Integrated Products Inc.	2,954,372	112,266	0.3%
* Workday Inc. Class A	1,158,547	92,313	0.2%
Information Technology—Other †		6,130,559	14.4%
		7,132,195	16.7%
Materials
Celanese Corp. Class A	1,524,722	102,660	0.3%
Materials—Other †		1,762,716	4.1%
		1,865,376	4.4%

[1]Other †		2,066	0.0%

Telecommunication Services
* SBA Communications Corp. Class A	1,306,319	137,255	0.3%
* T-Mobile US Inc.	2,871,050	112,315	0.3%
Telecommunication Services—Other †		225,036	0.5%
		474,606	1.1%
Utilities
American Water Works Co. Inc.	1,870,754	111,778	0.3%
Utilities—Other †		1,367,055	3.2%
		1,478,833	3.5%
Total Common Stocks (Cost $35,640,073)		42,555,323	99.9%[2]

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
3,[4] Vanguard Market Liquidity Fund	0.363%	1,041,896,037	1,041,896	2.5%
5U.S. Government and Agency Obligations †			11,985	0.0%
Total Temporary Cash Investments (Cost $1,053,884)			1,053,881	2.5%[2]
Total Investments (Cost $36,693,957)			43,609,204	102.4%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			3,849
Receivables for Investment Securities Sold			167,144
Receivables for Accrued Income			65,697
Receivables for Capital Shares Issued			235,535
Other Assets			667
Total Other Assets			472,892	1.1%
Liabilities
Payables for Investment Securities Purchased			(30,481)
Collateral for Securities on Loan			(897,282)
Payables for Capital Shares Redeemed			(513,797)
Payables to Vanguard			(28,966)
Other Liabilities			(8,250)
Total Liabilities			(1,478,776)	(3.5%)
Net Assets			42,603,320	100.0%

At December 31, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				36,210,801
Undistributed Net Investment Income				2,759
Accumulated Net Realized Losses				(526,382)
Unrealized Appreciation (Depreciation)
Investment Securities				6,915,247
Futures Contracts				909
Swap Contracts				(14)
Net Assets				42,603,320

Investor Shares—Net Assets
Applicable to 32,075,577 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)				2,040,245
Net Asset Value Per Share—Investor Shares				$63.61

ETF Shares—Net Assets
Applicable to 50,979,740 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)				4,272,234
Net Asset Value Per Share—ETF Shares				$83.80

Extended Market Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 206,729,735 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	13,143,451
Net Asset Value Per Share—Admiral Shares	$63.58

Institutional Shares—Net Assets
Applicable to 135,605,865 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	8,621,153
Net Asset Value Per Share—Institutional Shares	$63.58

Institutional Plus Shares—Net Assets
Applicable to 92,588,939 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	14,526,237
Net Asset Value Per Share—Institutional Plus Shares	$156.89

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $837,297,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.3%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $897,282,000 of collateral received for securities on loan.
5 Securities with a value of $7,390,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	582,282
Interest[1]	284
Securities Lending	44,034
Total Income	626,600
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,228
Management and Administrative—Investor Shares	4,203
Management and Administrative—ETF Shares	2,682
Management and Administrative—Admiral Shares	9,163
Management and Administrative—Institutional Shares	4,440
Management and Administrative—Institutional Plus Shares	4,777
Marketing and Distribution—Investor Shares	515
Marketing and Distribution—ETF Shares	449
Marketing and Distribution—Admiral Shares	1,402
Marketing and Distribution—Institutional Shares	706
Marketing and Distribution—Institutional Plus Shares	879
Custodian Fees	1,071
Auditing Fees	50
Shareholders’ Reports—Investor Shares	74
Shareholders’ Reports—ETF Shares	119
Shareholders’ Reports—Admiral Shares	105
Shareholders’ Reports—Institutional Shares	147
Shareholders’ Reports—Institutional Plus Shares	179
Trustees’ Fees and Expenses	31
Total Expenses	34,220
Net Investment Income	592,380
Realized Net Gain (Loss)
Investment Securities Sold	2,796,109
Futures Contracts	3,007
Swap Contracts	(1,668)
Realized Net Gain (Loss)	2,797,448
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,924,849)
Futures Contracts	(3,822)
Swap Contracts	(14)
Change in Unrealized Appreciation (Depreciation)	(4,928,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,538,857)
1 Interest income from an affiliated company of the fund was $269,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	592,380	545,258
Realized Net Gain (Loss)	2,797,448	1,576,936
Change in Unrealized Appreciation (Depreciation)	(4,928,685)	721,732
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,538,857)	2,843,926
Distributions
Net Investment Income
Investor Shares	(25,453)	(27,824)
ETF Shares	(54,815)	(46,904)
Admiral Shares	(173,450)	(167,142)
Signal Shares	—	(648)
Institutional Shares	(115,520)	(111,484)
Institutional Plus Shares	(203,574)	(182,833)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(572,812)	(536,835)
Capital Share Transactions
Investor Shares	(203,394)	(559,893)
ETF Shares	822,145	340,980
Admiral Shares	929,458	3,311,312
Signal Shares	—	(2,792,473)
Institutional Shares	467,816	278,847
Institutional Plus Shares	1,646,756	1,549,959
Net Increase (Decrease) from Capital Share Transactions	3,662,781	2,128,732
Total Increase (Decrease)	1,551,112	4,435,823
Net Assets
Beginning of Period	41,052,208	36,616,385
End of Period[1]	42,603,320	41,052,208

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,759,000 and ($15,397,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$66.63	$62.76	$45.86	$39.34	$41.26
Investment Operations
Net Investment Income	.795	.795	.602	.688	.385
Net Realized and Unrealized Gain (Loss)
on Investments	(3.050)	3.857	16.903	6.515	(1.923)
Total from Investment Operations	(2.255)	4.652	17.505	7.203	(1.538)
Distributions
Dividends from Net Investment Income	(.765)	(.782)	(. 605)	(. 683)	(. 382)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.765)	(.782)	(. 605)	(. 683)	(. 382)
Net Asset Value, End of Period	$63.61	$66.63	$62.76	$45.86	$39.34

Total Return[1]	-3.39%	7.42%	38.19%	18.31%	-3.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,040	$2,341	$2,749	$2,857	$2,753
Ratio of Total Expenses to
Average Net Assets	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.20%	1.27%	1.19%	1.62%	0.93%
Portfolio Turnover Rate[2]	6%	9%	11%	12%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$87.79	$82.71	$60.46	$51.87	$54.42
Investment Operations
Net Investment Income	1.171	1.178	.934	1.000	.593
Net Realized and Unrealized Gain (Loss)
on Investments	(4.033)	5.061	22.256	8.582	(2.553)
Total from Investment Operations	(2.862)	6.239	23.190	9.582	(1.960)
Distributions
Dividends from Net Investment Income	(1.128)	(1.159)	(.940)	(. 992)	(. 590)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.128)	(1.159)	(.940)	(. 992)	(. 590)
Net Asset Value, End of Period	$83.80	$87.79	$82.71	$60.46	$51.87

Total Return	-3.26%	7.55%	38.37%	18.48%	-3.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,272	$3,659	$3,105	$1,477	$1,148
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.40%	1.33%	1.76%	1.07%
Portfolio Turnover Rate[1]	6%	9%	11%	12%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$66.61	$62.75	$45.87	$39.35	$41.28
Investment Operations
Net Investment Income	. 887.895		.706	.758	.450
Net Realized and Unrealized Gain (Loss)
on Investments	(3.061)	3.845	16.884	6.513	(1.932)
Total from Investment Operations	(2.174)	4.740	17.590	7.271	(1.482)
Distributions
Dividends from Net Investment Income	(.856)	(.880)	(.710)	(.751)	(.448)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.856)	(.880)	(.710)	(.751)	(.448)
Net Asset Value, End of Period	$63.58	$66.61	$62.75	$45.87	$39.35

Total Return[1]	-3.27%	7.56%	38.37%	18.48%	-3.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,143	$12,852	$8,864	$5,970	$5,018
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.40%	1.33%	1.76%	1.07%
Portfolio Turnover Rate[2]	6%	9%	11%	12%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$66.60	$62.75	$45.86	$39.34	$41.27
Investment Operations
Net Investment Income	. 899.908		.715	.764	.460
Net Realized and Unrealized Gain (Loss)
on Investments	(3.050)	3.833	16.895	6.514	(1.933)
Total from Investment Operations	(2.151)	4.741	17.610	7.278	(1.473)
Distributions
Dividends from Net Investment Income	(.869)	(.891)	(.720)	(.758)	(.457)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.869)	(.891)	(.720)	(.758)	(.457)
Net Asset Value, End of Period	$63.58	$66.60	$62.75	$45.86	$39.34

Total Return	-3.24%	7.56%	38.42%	18.50%	-3.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,621	$8,567	$7,812	$5,496	$5,810
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.35%	1.42%	1.35%	1.78%	1.09%
Portfolio Turnover Rate[1]	6%	9%	11%	12%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

					Jan. 14,
					2011[1] to
For a Share Outstanding		Year Ended December 31,			Dec. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$164.36	$154.84	$113.18	$97.10	$105.13
Investment Operations
Net Investment Income	2.254	2.273	1.797	1.917	1.139
Net Realized and Unrealized Gain (Loss)
on Investments	(7.549)	9.481	41.671	16.064	(8.015)
Total from Investment Operations	(5.295)	11.754	43.468	17.981	(6.876)
Distributions
Dividends from Net Investment Income	(2.175)	(2.234)	(1.808)	(1.901)	(1.154)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.175)	(2.234)	(1.808)	(1.901)	(1.154)
Net Asset Value, End of Period	$156.89	$164.36	$154.84	$113.18	$97.10

Total Return	-3.23%	7.60%	38.43%	18.52%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,526	$13,634	$11,347	$5,477	$1,307
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.06%	0.06%	0.06%[2]
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.44%	1.37%	1.80%	1.11%[2]
Portfolio Turnover Rate [3]	6%	9%	11%	12%	14%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Extended Market Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund.

The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2015, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and

Extended Market Index Fund

entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $3,849,000, representing 0.01% of the fund’s net assets and 1.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Extended Market Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,553,220	295	1,808
Temporary Cash Investments	1,041,896	11,985	—
Futures Contracts—Assets[1]	658	—	—
Futures Contracts—Liabilities[1]	(2,128)	—	—
Swap Contracts—Liabilities	—	(14)	—
Total	43,593,646	12,266	1,808
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400	March 2016	403	56,158	682
E-mini Russell 2000 Index	March 2016	245	27,722	227
				909

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	1/11/16	GSCM	1,732	(0.693)	(14)
GSCM—Goldman Sachs Capital Markets.

Extended Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $256,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at December 31, 2015, had unrealized appreciation of $4,886,000, of which all has been distributed and is reflected in the balance of undistributed net investment income.

During the year ended December 31, 2015, the fund realized $2,937,851,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $1,668,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2015, the fund had $33,477,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $524,285,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $450,123,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $36,698,843,000. Net unrealized appreciation of investment securities for tax purposes was $6,910,361,000, consisting of unrealized gains of $11,325,084,000 on securities that had risen in value since their purchase and $4,414,723,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $12,233,513,000 of investment securities and sold $8,327,851,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,659,336,000 and $5,537,163,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	349,644	5,171	428,761	6,716
Issued in Lieu of Cash Distributions	24,858	386	27,189	410
Redeemed	(577,896)	(8,608)	(1,015,843)	(15,803)
Net Increase (Decrease)—Investor Shares	(203,394)	(3,051)	(559,893)	(8,677)
ETF Shares
Issued	6,474,730	72,703	3,618,659	42,340
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,652,585)	(63,400)	(3,277,679)	(38,200)
Net Increase (Decrease)—ETF Shares	822,145	9,303	340,980	4,140
Admiral Shares
Issued[1]	2,647,376	39,234	4,347,600	67,825
Issued in Lieu of Cash Distributions	151,949	2,362	147,624	2,228
Redeemed	(1,869,867)	(27,811)	(1,183,912)	(18,362)
Net Increase (Decrease) —Admiral Shares	929,458	13,785	3,311,312	51,691
Signal Shares
Issued	—	—	530,845	9,725
Issued in Lieu of Cash Distributions	—	—	568	10
Redeemed[1]	—	—	(3,323,886)	(60,553)
Net Increase (Decrease)—Signal Shares	—	—	(2,792,473)	(50,818)
Institutional Shares
Issued	2,581,127	38,366	2,742,036	42,446
Issued in Lieu of Cash Distributions	108,833	1,692	105,177	1,587
Redeemed	(2,222,144)	(33,075)	(2,568,366)	(39,916)
Net Increase (Decrease) —Institutional Shares	467,816	6,983	278,847	4,117
Institutional Plus Shares
Issued	3,613,868	21,550	2,976,636	18,704
Issued in Lieu of Cash Distributions	203,574	1,283	180,167	1,102
Redeemed	(2,170,686)	(13,196)	(1,606,844)	(10,133)
Net Increase (Decrease) —Institutional Plus Shares	1,646,756	9,637	1,549,959	9,673

1 Admiral Shares Issued and Signal Shares Redeemed include $1,738,974,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VIMSX	VO	VIMAX	VMCIX	VMCPX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%	0.06%
30-Day SEC Yield	1.34%	1.45%	1.44%	1.45%	1.47%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Mid Cap	Market
	Fund	Index FA Index
Number of Stocks	365	362	3,960
Median Market Cap	$10.8B	$10.8B	$51.4B
Price/Earnings Ratio	26.1x	25.8x	21.9x
Price/Book Ratio	2.6x	2.6x	2.7x
Return on Equity	15.6%	15.2%	17.2%
Earnings Growth
Rate	11.6%	11.6%	9.5%
Dividend Yield	1.6%	1.6%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	15%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US U.S. Total
		Mid Cap	Market
	Fund	Index FA Index
Basic Materials	4.0%	4.0%	2.3%
Consumer Goods	14.5	14.5	10.3
Consumer Services	13.9	13.9	14.2
Financials	19.6	19.6	19.5
Health Care	8.8	8.8	14.0
Industrials	16.8	16.8	12.2
Oil & Gas	4.9	4.9	5.9
Technology	11.5	11.5	16.4
Telecommunications	1.2	1.2	2.2
Utilities	4.8	4.8	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Ross Stores Inc.	Apparel Retailers	0.7%
Fiserv Inc.	Financial
	Administration	0.7
Electronic Arts Inc.	Toys	0.7
Roper Technologies Inc.	Electronic Equipment	0.6
Equinix Inc.	Specialty REITs	0.6
Cerner Corp.	Software	0.6
ConAgra Foods Inc.	Food Products	0.6
Incyte Corp.	Biotechnology	0.6
Royal Caribbean Cruises
Ltd.	Recreational Services	0.6
Hartford Financial
Services Group Inc.	Full Line Insurance	0.6
Top Ten		6.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.07% for Institutional Shares, and 0.05% for Institutional Plus Shares.

Mid-Cap Index Fund

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Index Fund*Investor Shares	-1.46%	11.37%	7.76%	$21,115
••••••••	Spliced Mid-Cap Index	-1.28	11.58	7.94	21,467
– – – –	Mid-Cap Core Funds Average	-4.19	9.18	6.59	18,927
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Mid-Cap Index Fund
ETF Shares Net Asset Value		-1.34%	11.52%	7.89%	$21,374
Spliced Mid-Cap Index		-1.28	11.58	7.94	21,467
Dow Jones U.S. Total Stock Market Float
Adjusted Index		0.44	12.14	7.48	20,563

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Admiral Shares	-1.34%	11.52%	7.90%	$21,387
Spliced Mid-Cap Index	-1.28	11.58	7.94	21,467
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	20,563

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Institutional Shares	-1.33%	11.53%	7.93%	$10,725,791
Spliced Mid-Cap Index	-1.28	11.58	7.94	10,733,630
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/15/2010)	Investment
Mid-Cap Index Fund Institutional Plus Shares	-1.30%	11.56%	11.93%	$176,552,788
Spliced Mid-Cap Index	-1.28	11.58	11.95	176,701,548
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	12.48	180,956,654

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2005, Through December 31, 2015
	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund ETF Shares Market Price	-1.35%	72.39%	113.76%
Mid-Cap Index Fund ETF Shares Net Asset Value	-1.34	72.47	113.74
Spliced Mid-Cap Index	-1.28	72.94	114.67

Mid-Cap Index Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

Spliced Mid-Cap Index
For a benchmark description, see the Glossary.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (4.0%)
	Alcoa Inc.	28,003,459	276,394
	Celanese Corp. Class A	3,135,907	211,141
	International Flavors
	& Fragrances Inc.	1,715,332	205,222
	Eastman Chemical Co.	3,017,641	203,721
	Newmont Mining Corp.	11,309,843	203,464
	CF Industries
	Holdings Inc.	4,981,974	203,314
	Airgas Inc.	1,385,811	191,685
	Freeport-McMoRan Inc.	24,694,819	167,184
*	WR Grace & Co.	1,509,185	150,300
	Ashland Inc.	1,427,308	146,585
	Albemarle Corp.	2,397,259	134,270
	Avery Dennison Corp.	1,947,391	122,024
	FMC Corp.	2,854,937	111,714
	Mosaic Co.	3,403,199	93,894
	Reliance Steel
	& Aluminum Co.	1,454,839	84,250
*	Axalta Coating
	Systems Ltd.	3,050,487	81,295
	Westlake Chemical Corp.	850,395	46,193
	Huntsman Corp.	2,229,688	25,352
			2,658,002
Consumer Goods (14.4%)
*	Electronic Arts Inc.	6,311,177	433,704
	ConAgra Foods Inc.	9,253,287	390,119
	Dr Pepper Snapple
	Group Inc.	4,037,484	376,293
	Clorox Co.	2,759,332	349,966
	Tyson Foods Inc. Class A	6,319,285	337,007
	JM Smucker Co.	2,557,843	315,484
*	Under Armour Inc.
	Class A	3,849,978	310,347
	Molson Coors Brewing
	Co. Class B	3,133,792	294,326
	Genuine Parts Co.	3,061,459	262,949
	Delphi Automotive plc	2,993,430	256,627
*	Jarden Corp.	4,474,524	255,585

			Market
			Value•
		Shares	($000)
*	Mohawk Industries Inc.	1,343,215	254,391
	Newell Rubbermaid Inc.	5,709,246	251,664
	Hanesbrands Inc.	8,375,110	246,479
	Whirlpool Corp.	1,671,421	245,482
	DR Horton Inc.	7,486,840	239,803
	Church & Dwight Co. Inc.	2,802,765	237,899
	Hormel Foods Corp.	2,826,972	223,557
	Coca-Cola
	Enterprises Inc.	4,365,987	214,981
	Keurig Green
	Mountain Inc.	2,387,520	214,829
	Snap-on Inc.	1,240,842	212,718
	Bunge Ltd.	3,043,712	207,825
	BorgWarner Inc.	4,791,090	207,119
	McCormick & Co. Inc.	2,360,314	201,948
	Lear Corp.	1,608,914	197,623
	Mattel Inc.	7,253,706	197,083
	Coach Inc.	5,929,140	194,061
	Lennar Corp. Class A	3,945,109	192,955
	Harley-Davidson Inc.	4,099,066	186,057
*	LKQ Corp.	5,874,144	174,051
	Hasbro Inc.	2,396,394	161,421
*	Michael Kors
	Holdings Ltd.	3,735,689	149,652
	Harman International
	Industries Inc.	1,520,662	143,262
	Ralph Lauren Corp.
	Class A	1,256,596	140,085
*	NVR Inc.	79,462	130,556
	PVH Corp.	1,763,637	129,892
	Leucadia National Corp.	6,967,294	121,161
	PulteGroup Inc.	6,713,472	119,634
*	WABCO Holdings Inc.	1,164,043	119,035
	Polaris Industries Inc.	1,330,695	114,373
*,^	lululemon athletica Inc.	2,094,585	109,903
*	Edgewell Personal
	Care Co.	1,328,844	104,141
	Goodyear Tire
	& Rubber Co.	2,872,691	93,851
*	WhiteWave Foods Co.
	Class A	1,886,822	73,416

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*,^	Fitbit Inc. Class A	1,268,949	37,548
^	Pilgrim’s Pride Corp.	1,394,492	30,804
	Coty Inc. Class A	1,090,387	27,947
	Lennar Corp. Class B	82,620	3,320
	Constellation Brands Inc.
	Class A	4,696	669
*	Monster Beverage Corp.	4,430	660
			9,494,262
Consumer Services (13.8%)
	Ross Stores Inc.	8,722,289	469,346
	Royal Caribbean
	Cruises Ltd.	3,761,872	380,739
*	Dollar Tree Inc.	4,767,698	368,162
	Nielsen Holdings plc	7,057,357	328,873
*	Chipotle Mexican
	Grill Inc. Class A	666,620	319,878
	Expedia Inc.	2,489,782	309,480
*,^	Charter Communications
	Inc. Class A	1,556,534	285,001
	Tractor Supply Co.	2,871,426	245,507
*	Ulta Salon Cosmetics
	& Fragrance Inc.	1,298,406	240,205
	Marriott International Inc.
	Class A	3,572,437	239,496
*	United Continental
	Holdings Inc.	4,082,617	233,934
*	CarMax Inc.	4,331,352	233,763
	Advance Auto Parts Inc.	1,487,159	223,832
*	MGM Resorts
	International	9,635,151	218,911
	Alaska Air Group Inc.	2,696,036	217,058
	AmerisourceBergen
	Corp. Class A	2,087,796	216,525
	Dollar General Corp.	2,991,705	215,014
	Signet Jewelers Ltd.	1,700,560	210,342
*	TripAdvisor Inc.	2,387,137	203,503
	Interpublic Group
	of Cos. Inc.	8,685,661	202,202
*	Norwegian Cruise
	Line Holdings Ltd.	3,408,654	199,747
	Kohl’s Corp.	4,155,455	197,924
	H&R Block Inc.	5,907,164	196,768
	Foot Locker Inc.	2,977,999	193,838
	Best Buy Co. Inc.	6,257,443	190,539
	Wyndham
	Worldwide Corp.	2,480,609	180,216
	Tiffany & Co.	2,328,401	177,634
*	IHS Inc. Class A	1,456,739	172,522
*	Bed Bath & Beyond Inc.	3,387,410	163,442
	Aramark	4,863,237	156,839
	Darden Restaurants Inc.	2,463,936	156,805
	Nordstrom Inc.	3,016,318	150,243
*	Discovery
	Communications Inc.	5,570,290	140,483
	News Corp. Class A	10,501,700	140,303

			Market
			Value•
		Shares	($000)
	FactSet Research
	Systems Inc.	841,358	136,780
	Staples Inc.	13,751,006	130,222
*	Liberty Interactive Corp.
	QVC Group Class A	4,745,566	129,649
	Whole Foods Market Inc.	3,645,663	122,130
	Wynn Resorts Ltd.	1,736,097	120,121
*	Hertz Global Holdings Inc.	8,069,828	114,834
	Williams-Sonoma Inc.	1,744,984	101,924
*	AutoNation Inc.	1,654,605	98,714
	Scripps Networks
	Interactive Inc. Class A	1,621,063	89,499
*	Rite Aid Corp.	11,182,082	87,667
*	Discovery
	Communications Inc.
	Class A	3,211,527	85,683
	Gap Inc.	2,391,102	59,060
*	Hyatt Hotels Corp. Class A 593,016		27,884
	News Corp. Class B	209,094	2,919
*	O’Reilly Automotive Inc.	2,680	679
			9,086,839
Financials (19.6%)
	Equinix Inc.	1,316,194	398,017
	Hartford Financial
	Services Group Inc.	8,755,263	380,504
	M&T Bank Corp.	3,076,691	372,833
	Moody’s Corp.	3,591,890	360,410
	Essex Property Trust Inc.	1,411,484	337,923
	Citizens Financial
	Group Inc.	11,277,997	295,371
	Equifax Inc.	2,532,421	282,036
	Principal Financial
	Group Inc.	6,257,487	281,462
	Realty Income Corp.	5,335,117	275,452
	Macerich Co.	3,384,279	273,078
	AvalonBay
	Communities Inc.	1,462,923	269,368
	Regions Financial Corp.	27,903,891	267,877
	Lincoln National Corp.	5,289,636	265,857
	Welltower Inc.	3,782,094	257,296
*	Markel Corp.	283,288	250,243
	XL Group plc Class A	6,364,521	249,362
	SL Green Realty Corp.	2,131,163	240,779
	Digital Realty Trust Inc.	3,128,127	236,549
	KeyCorp	17,855,723	235,517
	Kimco Realty Corp.	8,392,721	222,071
	Extra Space Storage Inc.	2,506,919	221,135
	Federal Realty
	Investment Trust	1,483,362	216,719
	UDR Inc.	5,600,575	210,414
*	CBRE Group Inc. Class A	6,071,382	209,948
	First Republic Bank	3,104,024	205,052
	Cincinnati Financial Corp.	3,327,227	196,872
	FNF Group	5,619,106	194,814
	Western Union Co.	10,800,353	193,434

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Annaly Capital
	Management Inc.	20,259,777	190,037
	Huntington
	Bancshares Inc.	17,020,481	188,247
*	E*TRADE Financial Corp.	6,259,218	185,523
*	Affiliated Managers
	Group Inc.	1,154,507	184,444
	Plum Creek
	Timber Co. Inc.	3,708,877	176,988
*	Arch Capital Group Ltd.	2,486,538	173,436
	Unum Group	5,201,230	173,149
*	Ally Financial Inc.	9,263,218	172,666
	CIT Group Inc.	4,293,734	170,461
	Voya Financial Inc.	4,600,438	169,802
	Willis Group Holdings plc	3,465,234	168,306
	SEI Investments Co.	3,167,264	165,965
	New York Community
	Bancorp Inc.	9,842,724	160,633
	Raymond James
	Financial Inc.	2,752,548	159,565
	Comerica Inc.	3,775,953	157,948
	Jones Lang LaSalle Inc.	962,326	153,837
	VEREIT Inc.	19,334,374	153,128
	Torchmark Corp.	2,503,268	143,087
	Nasdaq Inc.	2,456,299	142,883
	Camden Property Trust	1,855,919	142,460
	MSCI Inc. Class A	1,974,314	142,407
	Alexandria Real Estate
	Equities Inc.	1,548,970	139,965
	PartnerRe Ltd.	921,291	128,741
	American Capital
	Agency Corp.	7,401,996	128,351
	Everest Re Group Ltd.	690,420	126,409
	Lazard Ltd. Class A	2,772,523	124,791
	Reinsurance Group of
	America Inc. Class A	1,404,747	120,176
	Zions Bancorporation	4,364,827	119,160
*	Realogy Holdings Corp.	3,130,756	114,805
	Axis Capital Holdings Ltd.	1,956,532	109,996
	Iron Mountain Inc.	4,060,216	109,666
	WR Berkley Corp.	1,975,525	108,160
	People’s United
	Financial Inc.	6,628,219	107,046
	Brixmor Property
	Group Inc.	4,145,296	107,032
	Legg Mason Inc.	2,302,850	90,341
	Navient Corp.	7,744,615	88,676
*	Alleghany Corp.	158,112	75,567
*	LendingClub Corp.	6,058,015	66,941
	Assurant Inc.	703,793	56,684
^	LPL Financial Holdings Inc. 869,469		37,083
*	Santander Consumer
	USA Holdings Inc.	2,305,795	36,547
			12,871,502

			Market
			Value•
		Shares	($000)
Health Care (8.8%)
*	Incyte Corp.	3,578,156	388,051
*	Edwards
	Lifesciences Corp.	4,610,782	364,160
*	BioMarin
	Pharmaceutical Inc.	3,446,712	361,077
	CR Bard Inc.	1,579,349	299,192
*	Endo International plc	4,840,235	296,319
*	Henry Schein Inc.	1,772,533	280,397
*	Laboratory Corp. of
	America Holdings	2,161,005	267,187
*	Boston Scientific Corp.	14,376,548	265,103
*	Alkermes plc	3,207,508	254,612
*	DaVita HealthCare
	Partners Inc.	3,608,129	251,523
	Universal Health
	Services Inc. Class B	1,949,235	232,914
*	Waters Corp.	1,657,629	223,084
	Quest Diagnostics Inc.	3,064,079	217,979
*	Hologic Inc.	5,442,403	210,567
*	Mallinckrodt plc	2,477,212	184,874
	DENTSPLY
	International Inc.	2,988,297	181,838
*	Jazz Pharmaceuticals plc	1,248,227	175,451
*	Medivation Inc.	3,497,738	169,081
*	Varian Medical
	Systems Inc.	2,069,997	167,256
	ResMed Inc.	2,983,590	160,189
*	Alnylam
	Pharmaceuticals Inc.	1,538,820	144,864
*	IDEXX Laboratories Inc.	1,943,520	141,721
	Cooper Cos. Inc.	1,038,765	139,402
*	Quintiles Transnational
	Holdings Inc.	1,709,431	117,369
*	Envision Healthcare
	Holdings Inc.	3,994,921	103,748
	Patterson Cos. Inc.	1,875,996	84,814
*	Centene Corp.	1,210,391	79,656
*	Intercept
	Pharmaceuticals Inc.	169,153	25,263
			5,787,691
Industrials (16.8%)
*	Fiserv Inc.	4,884,904	446,773
	Roper Technologies Inc.	2,154,692	408,939
	Fidelity National
	Information Services Inc. 6,030,916		365,474
	Amphenol Corp. Class A	6,588,925	344,140
*	Alliance Data
	Systems Corp.	1,241,460	343,351
	AMETEK Inc.	5,084,641	272,486
	Vulcan Materials Co.	2,849,720	270,638
*	FleetCor Technologies Inc. 1,871,498		267,493
	Rockwell Collins Inc.	2,809,609	259,327
	WestRock Co.	5,596,987	255,335
*	Verisk Analytics Inc.
	Class A	3,259,406	250,583

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	TransDigm Group Inc.	1,090,176	249,051
^	WW Grainger Inc.	1,207,880	244,704
	Fastenal Co.	5,882,521	240,125
	Textron Inc.	5,264,714	221,171
*	Stericycle Inc.	1,816,526	219,073
	Xerox Corp.	20,557,899	218,530
	Acuity Brands Inc.	932,694	218,064
	Ball Corp.	2,913,880	211,927
	Masco Corp.	7,192,052	203,535
	Dover Corp.	3,312,420	203,084
*	Mettler-Toledo
	International Inc.	584,759	198,309
	Martin Marietta
	Materials Inc.	1,413,202	193,015
	Pentair plc	3,851,178	190,749
	Towers Watson & Co.
	Class A	1,484,373	190,683
	CH Robinson
	Worldwide Inc.	3,068,540	190,311
	Fortune Brands Home
	& Security Inc.	3,411,883	189,360
	Sealed Air Corp.	4,217,987	188,122
	L-3 Communications
	Holdings Inc.	1,507,265	180,133
	Expeditors International
	of Washington Inc.	3,982,685	179,619
	Total System
	Services Inc.	3,537,823	176,184
	Kansas City Southern	2,331,770	174,113
	Cintas Corp.	1,845,222	168,007
*	Sensata Technologies
	Holding NV	3,637,629	167,549
*	Vantiv Inc. Class A	3,337,073	158,244
*	Crown Holdings Inc.	2,978,530	151,011
*	United Rentals Inc.	1,983,308	143,869
	JB Hunt Transport
	Services Inc.	1,958,815	143,699
	Fluor Corp.	3,025,517	142,865
	Xylem Inc.	3,832,239	139,877
	Wabtec Corp.	1,958,248	139,271
	ManpowerGroup Inc.	1,572,836	132,574
	Robert Half
	International Inc.	2,693,058	126,951
	Avnet Inc.	2,820,455	120,828
	Flowserve Corp.	2,796,122	117,661
	ADT Corp.	3,523,958	116,220
*	Trimble Navigation Ltd.	5,351,567	114,791
*	Hubbell Inc. Class B	1,131,352	114,312
	Macquarie
	Infrastructure Corp.	1,540,715	111,856
	Owens Corning	2,366,319	111,288
*	Jacobs Engineering
	Group Inc.	2,618,528	109,847
*	Arrow Electronics Inc.	2,017,364	109,301
	B/E Aerospace Inc.	2,234,316	94,668
	Global Payments Inc.	1,387,596	89,514

			Market
			Value•
		Shares	($000)
	Allison Transmission
	Holdings Inc.	3,290,358	85,187
	FLIR Systems Inc.	3,012,423	84,559
^	Chicago Bridge
	& Iron Co. NV	2,017,459	78,661
*	First Data Corp. Class A	3,845,085	61,598
	Donaldson Co. Inc.	1,417,810	40,634
	AGCO Corp.	777,113	35,273
*	Quanta Services Inc.	1,630,387	33,015
*	Colfax Corp.	926,013	21,622
			11,029,153
Oil & Gas (4.9%)
	Tesoro Corp.	2,573,374	271,156
*	Cameron International
	Corp.	4,080,986	257,918
*	Concho Resources Inc.	2,760,404	256,331
	Marathon Oil Corp.	14,469,543	182,172
	Cimarex Energy Co.	2,020,233	180,568
	EQT Corp.	3,259,082	169,896
	Columbia Pipeline
	Group Inc.	8,313,505	166,270
*	Cheniere Energy Inc.	4,286,430	159,670
	Cabot Oil & Gas Corp.	8,842,460	156,423
	HollyFrontier Corp.	3,907,779	155,881
*	FMC Technologies Inc.	4,870,831	141,303
*	Weatherford
	International plc	16,644,257	139,645
*,^	Antero Resources Corp.	5,623,280	122,587
	Helmerich & Payne Inc.	2,187,724	117,153
	OGE Energy Corp.	4,266,796	112,174
^	Core Laboratories NV	905,241	98,436
^	Transocean Ltd.	7,386,410	91,444
^	Range Resources Corp.	3,460,691	85,168
	Oceaneering
	International Inc.	2,101,378	78,844
	Murphy Oil Corp.	3,493,355	78,426
	Energen Corp.	1,684,428	69,045
	Ensco plc Class A	2,517,009	38,737
*	Southwestern Energy Co.	4,109,896	29,221
^	Chesapeake Energy Corp.	6,398,545	28,793
			3,187,261
Technology (11.5%)
*	Cerner Corp.	6,581,123	395,986
	NVIDIA Corp.	10,924,534	360,073
	SanDisk Corp.	4,289,671	325,972
*	Red Hat Inc.	3,907,362	323,569
	Skyworks Solutions Inc.	4,085,763	313,909
*	Palo Alto Networks Inc.	1,744,477	307,272
*	Autodesk Inc.	4,834,969	294,595
*	ServiceNow Inc.	3,228,685	279,475
	Lam Research Corp.	3,385,660	268,889
	Xilinx Inc.	5,492,784	257,996
*	Citrix Systems Inc.	3,123,616	236,302
	Seagate Technology plc	6,391,745	234,321
	KLA-Tencor Corp.	3,333,332	231,167
	Harris Corp.	2,659,366	231,099

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Maxim Integrated
	Products Inc.	6,075,203	230,858
	Linear Technology Corp.	5,111,710	217,094
	Juniper Networks Inc.	7,835,108	216,249
	Microchip Technology Inc. 4,124,647		191,961
*	Akamai Technologies Inc.	3,611,638	190,080
*	Workday Inc. Class A	2,371,551	188,965
*	VeriSign Inc.	2,025,032	176,907
*	ANSYS Inc.	1,901,293	175,870
	NetApp Inc.	6,300,439	167,151
*	Splunk Inc.	2,744,899	161,428
*	Qorvo Inc.	3,019,838	153,710
*	Gartner Inc.	1,681,710	152,531
*	Synopsys Inc.	3,331,769	151,962
*	F5 Networks Inc.	1,517,021	147,090
	Western Digital Corp.	2,354,083	141,363
*	Nuance
	Communications Inc.	5,292,289	105,264
	Garmin Ltd.	2,441,219	90,740
	CSRA Inc.	2,916,817	87,505
	CDK Global Inc.	1,703,980	80,888
	Marvell Technology
	Group Ltd.	8,906,583	78,556
*	NetSuite Inc.	849,615	71,894
*	IMS Health Holdings Inc.	2,819,994	71,825
*	Tableau Software Inc.
	Class A	561,293	52,885
	Computer Sciences Corp.	1,491,108	48,729
*	Teradata Corp.	1,421,706	37,561
*	Premier Inc. Class A	932,134	32,876
*	FireEye Inc.	1,544,768	32,038
*	Rackspace Hosting Inc.	1,223,906	30,989
			7,545,594
Telecommunications (1.2%)
*	Level 3
	Communications Inc.	6,092,110	331,167
*	SBA Communications
	Corp. Class A	2,696,498	283,321
	Frontier Communications
	Corp.	24,958,960	116,558
*	Zayo Group Holdings Inc.	1,043,904	27,758
			758,804
Utilities (4.8%)
	Eversource Energy	6,779,461	346,227
	WEC Energy Group Inc.	6,747,664	346,223
	DTE Energy Co.	3,833,127	307,379
	American Water
	Works Co. Inc.	3,836,135	229,209
	Ameren Corp.	5,186,316	224,205
	CMS Energy Corp.	5,939,700	214,304
	SCANA Corp.	2,748,112	166,233
	CenterPoint Energy Inc.	8,732,947	160,337
	Pinnacle West
	Capital Corp.	2,369,437	152,781
	Alliant Energy Corp.	2,421,974	151,252
	Pepco Holdings Inc.	5,418,470	140,934

			Market
			Value•
		Shares	($000)
	AES Corp.	14,375,740	137,576
	NiSource Inc.	6,808,403	132,832
	Entergy Corp.	1,905,664	130,271
*	Calpine Corp.	7,624,029	110,320
	ONEOK Inc.	4,471,409	110,265
	NRG Energy Inc.	3,358,269	39,527
	National Fuel Gas Co.	859,458	36,742
*	Avangrid Inc.	660,399	25,359
			3,161,976
	Total Common Stocks
	(Cost $54,243,524)		65,581,084
Temporary Cash Investments (0.9%)[1]
	Money Market Fund (0.9%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.363%	592,394,474	592,394

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan
	Bank Discount Notes,
	0.466%, 3/7/16	3,100	3,098
[4],5	Federal Home Loan
	Bank Discount Notes,
	0.371%, 5/4/16	8,000	7,986
			11,084
	Total Temporary Cash
Investments (Cost $603,482)			603,478
	Total Investments (100.7%)
	(Cost $54,847,006)		66,184,562

			Amount
			($000)
Other Assets and Liabilities (-0.7%)
	Other Assets
	Investment in Vanguard		5,819
Receivables for Investment Securities Sold			514
Receivables for Accrued Income			84,018
Receivables for Capital Shares Issued			145,985
	Other Assets		4
	Total Other Assets		236,340
	Liabilities
Payables for Investment Securities
	Purchased		(36,227)
Collateral for Securities on Loan			(400,410)
Payables for Capital Shares Redeemed			(190,949)
	Payables to Vanguard		(37,919)
	Other Liabilities		(31,579)
	Total Liabilities		(697,084)
	Net Assets (100%)		65,723,818

Mid-Cap Index Fund

At December 31, 2015, net assets consisted of:

Amount ($000)

Paid-in Capital	56,344,390
Overdistributed Net Investment Income	(7,594)
Accumulated Net Realized Losses	(1,952,081)
Unrealized Appreciation (Depreciation)
Investment Securities	11,337,556
Futures Contracts	1,547
Net Assets	65,723,818

Investor Shares—Net Assets
Applicable to 126,272,644 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,140,072
Net Asset Value Per Share—
Investor Shares	$32.79

ETF Shares—Net Assets
Applicable to 108,136,526 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,984,375
Net Asset Value Per Share—
ETF Shares	$120.07

Amount
($000)
Admiral Shares—Net Assets
Applicable to 168,506,054 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	25,060,922
Net Asset Value Per Share—
Admiral Shares	$148.72

Institutional Shares—Net Assets
Applicable to 373,741,433 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,278,418
Net Asset Value Per Share—
Institutional Shares	$32.85

Institutional Plus Shares—Net Assets
Applicable to 69,494,516 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,260,031
Net Asset Value Per Share—
Institutional Plus Shares	$162.03

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $387,022,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $400,410,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $7,587,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	991,606
Interest[1]	359
Securities Lending	13,982
Total Income	1,005,947
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,152
Management and Administrative—Investor Shares	7,590
Management and Administrative—ETF Shares	7,042
Management and Administrative—Admiral Shares	14,512
Management and Administrative—Institutional Shares	6,504
Management and Administrative—Institutional Plus Shares	3,918
Marketing and Distribution—Investor Shares	1,015
Marketing and Distribution—ETF Shares	1,179
Marketing and Distribution—Admiral Shares	2,814
Marketing and Distribution—Institutional Shares	918
Marketing and Distribution—Institutional Plus Shares	715
Custodian Fees	598
Auditing Fees	39
Shareholders’ Reports—Investor Shares	128
Shareholders’ Reports—ETF Shares	317
Shareholders’ Reports—Admiral Shares	260
Shareholders’ Reports—Institutional Shares	130
Shareholders’ Reports—Institutional Plus Shares	109
Trustees’ Fees and Expenses	44
Total Expenses	51,984
Net Investment Income	953,963
Realized Net Gain (Loss)
Investment Securities Sold	2,972,483
Futures Contracts	956
Realized Net Gain (Loss)	2,973,439
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,921,118)
Futures Contracts	(3,390)
Change in Unrealized Appreciation (Depreciation)	(4,924,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	(997,106)
1 Interest income from an affiliated company of the fund was $340,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	953,963	748,697
Realized Net Gain (Loss)	2,973,439	2,009,672
Change in Unrealized Appreciation (Depreciation)	(4,924,508)	4,090,158
Net Increase (Decrease) in Net Assets Resulting from Operations	(997,106)	6,848,527
Distributions
Net Investment Income
Investor Shares	(55,549)	(52,495)
ETF Shares	(185,676)	(127,541)
Admiral Shares	(357,030)	(277,621)
Signal Shares	—	(1,467)
Institutional Shares	(177,330)	(143,706)
Institutional Plus Shares	(166,136)	(140,654)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(941,721)	(743,484)
Capital Share Transactions
Investor Shares	(363,862)	(737,083)
ETF Shares	3,479,124	2,167,390
Admiral Shares	3,709,404	10,038,885
Signal Shares	—	(7,553,705)
Institutional Shares	1,484,151	610,917
Institutional Plus Shares	426,054	1,572,671
Net Increase (Decrease) from Capital Share Transactions	8,734,871	6,099,075
Total Increase (Decrease)	6,796,044	12,204,118
Net Assets
Beginning of Period	58,927,774	46,723,656
End of Period[1]	65,723,818	58,927,774

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,594,000) and ($19,836,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$33.72	$30.02	$22.47	$19.65	$20.31
Investment Operations
Net Investment Income	. 444.387		.299	.286	.233
Net Realized and Unrealized Gain (Loss)
on Investments	(. 939)	3.697	7.560	2.818	(. 661)
Total from Investment Operations	(.495)	4.084	7.859	3.104	(. 428)
Distributions
Dividends from Net Investment Income	(.435)	(.384)	(. 309)	(. 284)	(.232)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.435)	(.384)	(. 309)	(. 284)	(.232)
Net Asset Value, End of Period	$32.79	$33.72	$30.02	$22.47	$19.65

Total Return[1]	-1.46%	13.60%	35.00%	15.80%	-2.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,140	$4,607	$4,797	$3,887	$4,168
Ratio of Total Expenses to
Average Net Assets	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.35%	1.30%	1.16%	1.36%	1.15%
Portfolio Turnover Rate[2]	15%	11%	32%	17%	22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$123.50	$109.96	$82.33	$71.99	$74.42
Investment Operations
Net Investment Income	1.793	1.609	1.255	1.173	.976
Net Realized and Unrealized Gain (Loss)
on Investments	(3.457)	13.524	27.668	10.329	(2.430)
Total from Investment Operations	(1.664)	15.133	28.923	11.502	(1.454)
Distributions
Dividends from Net Investment Income	(1.766)	(1.593)	(1.293)	(1.162)	(.976)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.766)	(1.593)	(1.293)	(1.162)	(.976)
Net Asset Value, End of Period	$120.07	$123.50	$109.96	$82.33	$71.99

Total Return	-1.34%	13.76%	35.15%	15.98%	-1.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,984	$9,879	$6,728	$3,926	$3,241
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.47%	1.44%	1.31%	1.50%	1.29%
Portfolio Turnover Rate[1]	15%	11%	32%	17%	22%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$152.97	$136.19	$101.97	$89.15	$92.17
Investment Operations
Net Investment Income	2.214	1.987	1.550	1.450	1.212
Net Realized and Unrealized Gain (Loss)
on Investments	(4.284)	16.759	34.269	12.808	(3.023)
Total from Investment Operations	(2.070)	18.746	35.819	14.258	(1.811)
Distributions
Dividends from Net Investment Income	(2.180)	(1.966)	(1.599)	(1.438)	(1.209)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.180)	(1.966)	(1.599)	(1.438)	(1.209)
Net Asset Value, End of Period	$148.72	$152.97	$136.19	$101.97	$89.15

Total Return[1]	-1.34%	13.76%	35.15%	15.99%	-1.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,061	$22,125	$10,251	$6,895	$5,989
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.47%	1.44%	1.31%	1.50%	1.29%
Portfolio Turnover Rate[2]	15%	11%	32%	17%	22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$33.79	$30.08	$22.52	$19.69	$20.36
Investment Operations
Net Investment Income	. 492.442		.344	.325	.271
Net Realized and Unrealized Gain (Loss)
on Investments	(.947)	3.704	7.571	2.827	(. 669)
Total from Investment Operations	(.455)	4.146	7.915	3.152	(.398)
Distributions
Dividends from Net Investment Income	(.485)	(. 436)	(. 355)	(. 322)	(. 272)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.485)	(. 436)	(. 355)	(. 322)	(. 272)
Net Asset Value, End of Period	$32.85	$33.79	$30.08	$22.52	$19.69

Total Return	-1.33%	13.78%	35.17%	16.01%	-1.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,278	$11,172	$9,368	$7,057	$5,611
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.45%	1.32%	1.52%	1.31%
Portfolio Turnover Rate[1]	15%	11%	32%	17%	22%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$166.65	$148.37	$111.08	$97.12	$100.40
Investment Operations
Net Investment Income	2.461	2.210	1.726	1.624	1.358
Net Realized and Unrealized Gain (Loss)
on Investments	(4.657)	18.256	37.343	13.945	(3.280)
Total from Investment Operations	(2.196)	20.466	39.069	15.569	(1.922)
Distributions
Dividends from Net Investment Income	(2.424)	(2.186)	(1.779)	(1.609)	(1.358)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.424)	(2.186)	(1.779)	(1.609)	(1.358)
Net Asset Value, End of Period	$162.03	$166.65	$148.37	$111.08	$97.12

Total Return	-1.30%	13.79%	35.20%	16.03%	-1.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,260	$11,144	$8,468	$5,428	$3,393
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.50%	1.47%	1.34%	1.54%	1.33%
Portfolio Turnover Rate[1]	15%	11%	32%	17%	22%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $5,819,000, representing 0.01% of the fund’s net assets and 2.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	65,581,084	—	—
Temporary Cash Investments	592,394	11,084	—
Futures Contracts—Liabilities[1]	(1,491)	—	—
Total	66,171,987	11,084	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	900	91,593	637
E-mini S&P MidCap 400 Index	March 2016	482	67,167	910
				1,547

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $4,221,102,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $25,830,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $1,949,337,000 to offset future net capital gains. Of this amount, $294,968,000 is subject to expiration on December 31, 2018. Capital losses of $1,654,369,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $54,847,006,000. Net unrealized appreciation of investment securities for tax purposes was $11,337,556,000, consisting of unrealized gains of $14,370,918,000 on securities that had risen in value since their purchase and $3,033,362,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $27,381,469,000 of investment securities and sold $18,531,674,000 of investment securities, other than temporary cash investments. Purchases and sales include $11,810,404,000 and $9,059,213,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	860,039	25,140	784,652	24,892
Issued in Lieu of Cash Distributions	52,328	1,606	48,972	1,453
Redeemed	(1,276,229)	(37,116)	(1,570,707)	(49,520)
Net Increase (Decrease)—Investor Shares	(363,862)	(10,370)	(737,083)	(23,175)
ETF Shares
Issued	12,613,214	100,772	6,971,484	59,710
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,134,090)	(72,625)	(4,804,094)	(40,900)
Net Increase (Decrease) —ETF Shares	3,479,124	28,147	2,167,390	18,810
Admiral Shares
Issued[1]	7,061,299	45,458	11,618,535	80,324
Issued in Lieu of Cash Distributions	319,756	2,164	249,866	1,632
Redeemed	(3,671,651)	(23,756)	(1,829,516)	(12,582)
Net Increase (Decrease) —Admiral Shares	3,709,404	23,866	10,038,885	69,374
Signal Shares
Issued	—	—	1,487,330	33,613
Issued in Lieu of Cash Distributions	—	—	1,279	29
Redeemed[1]	—	—	(9,042,314)	(199,142)
Net Increase (Decrease)—Signal Shares	—	—	(7,553,705)	(165,500)
Institutional Shares
Issued	3,536,524	102,942	3,463,625	108,721
Issued in Lieu of Cash Distributions	165,251	5,063	134,444	3,977
Redeemed	(2,217,624)	(64,898)	(2,987,152)	(93,468)
Net Increase (Decrease) —Institutional Shares	1,484,151	43,107	610,917	19,230
Institutional Plus Shares
Issued	1,723,360	10,254	2,981,121	18,866
Issued in Lieu of Cash Distributions	158,363	984	135,623	814
Redeemed	(1,455,669)	(8,616)	(1,544,073)	(9,879)
Net Increase (Decrease) —Institutional Plus Shares	426,054	2,622	1,572,671	9,801

1 Admiral Shares Issued and Signal Shares Redeemed include $4,942,217,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile

As of December 31, 2015

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VOT	VMGMX
Expense Ratio[1]	0.23%	0.09%	0.09%
30-Day SEC Yield	0.67%	0.77%	0.78%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index FA Index
Number of Stocks	170	168	3,960
Median Market Cap	$11.8B	$11.8B	$51.4B
Price/Earnings Ratio	32.5x	32.5x	21.9x
Price/Book Ratio	4.5x	4.5x	2.7x
Return on Equity	18.5%	18.0%	17.2%
Earnings Growth Rate	16.9%	16.9%	9.5%
Dividend Yield	0.9%	0.9%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	23%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	0.9%	0.9%	2.3%
Consumer Goods	11.5	11.5	10.3
Consumer Services	17.5	17.5	14.2
Financials	14.3	14.3	19.5
Health Care	12.0	12.0	14.0
Industrials	22.3	22.3	12.2
Oil & Gas	3.7	3.7	5.9
Technology	15.3	15.3	16.4
Telecommunications	2.1	2.1	2.2
Utilities	0.4	0.4	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.87
Beta	1.00	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Ross Stores Inc.	Apparel Retailers	1.5%
Fiserv Inc.	Financial
	Administration	1.4
Electronic Arts Inc.	Toys	1.4
Roper Technologies Inc.	Electronic Equipment	1.3
Equinix Inc.	Specialty REITs	1.3
Cerner Corp.	Software	1.3
Incyte Corp.	Biotechnology	1.2
Dollar Tree Inc.	Specialty Retailers	1.2
Edwards Lifesciences
Corp.	Medical Supplies	1.2
BioMarin Pharmaceutical
Inc.	Biotechnology	1.2
Top Ten		13.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2015

Initial Investment of $10,000

For a benchmark description, see the Glossary.

Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/17/2006)	Investment
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	-1.00%	10.65%	7.97%	$20,516
Spliced Mid-Cap Growth Index	-0.93	10.69	8.00	20,574
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.44	19,596

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2015
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Mid-Cap Growth Index Fund Admiral Shares	-0.98%	14.42%	$17,755
Spliced Mid-Cap Growth Index	-0.93	14.46	17,776
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	16.09	18,884
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2015
			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Growth Index Fund ETF Shares Market
Price	-1.01%	65.77%	105.14%
Mid-Cap Growth Index Fund ETF Shares Net Asset
Value	-1.00	65.88	105.16
Spliced Mid-Cap Growth Index	-0.93	66.19	105.74
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (0.9%)
	Airgas Inc.	317,628	43,934
*	Axalta Coating
	Systems Ltd.	697,748	18,595
	Westlake Chemical Corp.	97,977	5,322
			67,851
Consumer Goods (11.5%)
*	Electronic Arts Inc.	1,445,678	99,347
*	Under Armour Inc.
	Class A	881,931	71,092
*	Jarden Corp.	1,025,168	58,558
*	Mohawk Industries Inc.	307,650	58,266
	Hanesbrands Inc.	1,918,326	56,456
	Church & Dwight Co. Inc.	641,977	54,491
	Keurig Green Mountain Inc. 546,880		49,208
	Snap-on Inc.	284,395	48,754
	McCormick & Co. Inc.	540,952	46,284
*	LKQ Corp.	1,346,234	39,889
*	Michael Kors
	Holdings Ltd.	855,361	34,266
	Harman International
	Industries Inc.	348,221	32,806
*	NVR Inc.	18,202	29,906
*	WABCO Holdings Inc.	266,639	27,266
	Polaris Industries Inc.	304,966	26,212
	Hormel Foods Corp.	323,697	25,598
*,^	lululemon athletica Inc.	479,875	25,179
*	WhiteWave Foods Co.
	Class A	430,719	16,759
	Leucadia National Corp.	797,675	13,872
*,^	Fitbit Inc. Class A	289,204	8,558
*	Monster Beverage Corp.	742	110
			822,877
Consumer Services (17.5%)
	Ross Stores Inc.	1,997,939	107,509
*	Dollar Tree Inc.	1,092,079	84,330
*	Chipotle Mexican Grill Inc.
	Class A	152,693	73,270
	Expedia Inc.	570,374	70,898

			Market
			Value•
		Shares	($000)
*,^	Charter Communications
	Inc. Class A	356,611	65,295
	Tractor Supply Co.	657,768	56,239
*	Ulta Salon Cosmetics
	& Fragrance Inc.	297,433	55,025
	Marriott International Inc.
	Class A	818,312	54,860
*	CarMax Inc.	992,086	53,543
	Advance Auto Parts Inc.	340,725	51,283
	Alaska Air Group Inc.	617,545	49,719
	Dollar General Corp.	685,254	49,249
	Signet Jewelers Ltd.	389,719	48,204
*	TripAdvisor Inc.	546,818	46,616
*	Norwegian Cruise Line
	Holdings Ltd.	780,765	45,753
	Wyndham Worldwide Corp. 568,476		41,300
	Tiffany & Co.	533,845	40,727
*	IHS Inc. Class A	333,559	39,503
	Nordstrom Inc.	690,635	34,401
	FactSet Research
	Systems Inc.	192,756	31,336
*	Liberty Interactive Corp.
	QVC Group Class A	1,086,760	29,690
*	MGM Resorts
	International	1,103,077	25,062
	Williams-Sonoma Inc.	399,779	23,351
*	AutoNation Inc.	379,144	22,620
	Scripps Networks
	Interactive Inc. Class A	370,054	20,431
*	Discovery
	Communications Inc.	637,361	16,074
*	Discovery
	Communications Inc.
	Class A	365,717	9,757
*	Hyatt Hotels Corp. Class A	136,049	6,397
*	O’Reilly Automotive Inc.	419	106
			1,252,548
Financials (14.2%)
	Equinix Inc.	301,482	91,168
	Moody’s Corp.	822,747	82,554
	Essex Property Trust Inc.	323,298	77,401

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Macerich Co.	775,438	62,570
	AvalonBay
	Communities Inc.	335,117	61,705
	Welltower Inc.	866,345	58,937
	Digital Realty Trust Inc.	716,493	54,181
	Extra Space Storage Inc.	574,216	50,652
	Federal Realty
	Investment Trust	339,897	49,659
*	CBRE Group Inc. Class A	1,390,690	48,090
*	E*TRADE Financial Corp.	1,434,396	42,516
*	Affiliated Managers
	Group Inc.	264,406	42,242
	SEI Investments Co.	724,899	37,985
	VEREIT Inc.	4,426,805	35,060
	MSCI Inc. Class A	452,115	32,611
	Alexandria Real Estate
	Equities Inc.	354,688	32,050
	Realty Income Corp.	610,556	31,523
	Lazard Ltd. Class A	634,933	28,578
*	Realogy Holdings Corp.	717,102	26,296
	Brixmor Property Group Inc. 949,589		24,518
	Raymond James
	Financial Inc.	314,975	18,259
	Camden Property Trust	212,404	16,304
*	LendingClub Corp.	1,385,484	15,310
			1,020,169
Health Care (12.0%)
*	Incyte Corp.	819,599	88,886
*	Edwards
	Lifesciences Corp.	1,056,173	83,417
*	BioMarin
	Pharmaceutical Inc.	789,473	82,705
	CR Bard Inc.	361,792	68,538
*	Alkermes plc	734,716	58,322
*	DaVita HealthCare
	Partners Inc.	826,456	57,612
*	Waters Corp.	379,893	51,126
	DENTSPLY
	International Inc.	684,896	41,676
*	Jazz Pharmaceuticals plc	286,138	40,220
*	Medivation Inc.	801,743	38,756
*	Varian Medical
	Systems Inc.	474,633	38,350
	ResMed Inc.	683,201	36,681
*	Alnylam
	Pharmaceuticals Inc.	352,405	33,175
*	IDEXX Laboratories Inc.	445,008	32,450
	Cooper Cos. Inc.	237,841	31,918
*	Quintiles Transnational
	Holdings Inc.	391,567	26,885
*	Envision Healthcare
	Holdings Inc.	914,902	23,760
*	Centene Corp.	276,813	18,217
*,^	Intercept
	Pharmaceuticals Inc.	39,064	5,834
			858,528

			Market
			Value•
		Shares	($000)
Industrials (22.3%)
*	Fiserv Inc.	1,118,978	102,342
	Roper Technologies Inc.	493,595	93,679
	Amphenol Corp. Class A	1,509,284	78,830
*	Alliance Data Systems
	Corp.	284,364	78,647
	AMETEK Inc.	1,164,987	62,432
	Vulcan Materials Co.	652,944	62,010
*	FleetCor Technologies Inc.	428,826	61,292
*	Verisk Analytics Inc.
	Class A	746,635	57,401
*	TransDigm Group Inc.	249,714	57,047
	WW Grainger Inc.	276,757	56,068
	Fastenal Co.	1,346,704	54,972
*	Stericycle Inc.	416,089	50,180
	Acuity Brands Inc.	213,639	49,949
	Masco Corp.	1,647,402	46,621
*	Mettler-Toledo
	International Inc.	133,937	45,422
	Martin Marietta
	Materials Inc.	323,835	44,229
	Pentair plc	882,550	43,713
	CH Robinson
	Worldwide Inc.	703,236	43,615
	Fortune Brands Home
	& Security Inc.	781,936	43,397
	Expeditors International
	of Washington Inc.	912,758	41,165
	Total System Services Inc.	810,729	40,374
	Kansas City Southern	533,899	39,866
*	Sensata Technologies
	Holding NV	833,232	38,379
*	Vantiv Inc. Class A	765,159	36,284
*	United Rentals Inc.	454,101	32,941
	JB Hunt Transport
	Services Inc.	448,495	32,902
	Wabtec Corp.	448,395	31,890
	Robert Half
	International Inc.	616,770	29,075
*	Trimble Navigation Ltd.	1,225,672	26,291
	Macquarie
	Infrastructure Corp.	351,814	25,542
	B/E Aerospace Inc.	511,027	21,652
	Global Payments Inc.	318,030	20,516
	Chicago Bridge
	& Iron Co. NV	461,399	17,990
*	First Data Corp. Class A	879,377	14,088
	Donaldson Co. Inc.	325,111	9,318
*	Quanta Services Inc.	187,372	3,794
			1,593,913
Oil & Gas (3.6%)
*	Concho Resources Inc.	632,308	58,716
	EQT Corp.	746,991	38,941
*	Cheniere Energy Inc.	981,495	36,561
	Cabot Oil & Gas Corp.	2,024,637	35,816
*,^	Antero Resources Corp.	1,287,680	28,071

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Core Laboratories NV	207,479	22,561
	Cimarex Energy Co.	231,515	20,693
	Range Resources Corp.	786,640	19,359
			260,718
Technology (15.2%)
*	Cerner Corp.	1,507,466	90,704
*	Red Hat Inc.	895,135	74,126
	Skyworks Solutions Inc.	935,949	71,909
*	Palo Alto Networks Inc.	399,623	70,390
*	Autodesk Inc.	1,107,656	67,490
*	ServiceNow Inc.	739,620	64,022
	Lam Research Corp.	775,488	61,589
*	Citrix Systems Inc.	715,496	54,127
	Linear Technology Corp.	1,170,863	49,727
	Microchip Technology Inc.	944,773	43,970
*	Akamai Technologies Inc.	827,671	43,560
*	Workday Inc. Class A	543,706	43,323
*	VeriSign Inc.	463,688	40,508
*	ANSYS Inc.	435,397	40,274
*	Splunk Inc.	628,486	36,961
*	Qorvo Inc.	691,476	35,196
*	Gartner Inc.	385,056	34,925
*	F5 Networks Inc.	347,447	33,688
	Xilinx Inc.	628,639	29,527
	KLA-Tencor Corp.	381,667	26,469
	CDK Global Inc.	389,791	18,503
*	NetSuite Inc.	194,398	16,450
*	Tableau Software Inc.
	Class A	128,455	12,103
	CSRA Inc.	333,582	10,007
*	Premier Inc. Class A	213,237	7,521
*	FireEye Inc.	354,634	7,355
*	Rackspace Hosting Inc.	281,006	7,115
			1,091,539
Telecommunications (2.1%)
*	Level 3
	Communications Inc.	1,395,440	75,856
*	SBA Communications
	Corp. Class A	617,728	64,905
*	Zayo Group Holdings Inc.	241,594	6,424
			147,185
Utilities (0.4%)
*	Calpine Corp.	1,747,988	25,293
Total Common Stocks
(Cost $6,526,203)			7,140,621
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.3%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.363%	92,642,900	92,643

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Federal Home
	Loan Bank Discount
	Notes, 0.371%, 5/4/16	1,000	998
4	United States
	Treasury Bill,
	0.536%, 6/9/16	1,000	998
			1,996
Total Temporary Cash Investments
	(Cost $94,639)		94,639
	Total Investments (101.0%)
	(Cost $6,620,842)		7,235,260

			Amount
			($000)
Other Assets and Liabilities (-1.0%)
	Other Assets
	Investment in Vanguard		630
Receivables for Investment Securities Sold			271
	Receivables for Accrued Income		6,043
Receivables for Capital Shares Issued			9,635
	Other Assets		67
	Total Other Assets		16,646
	Liabilities
	Payables for Investment
	Securities Purchased		(6,534)
	Collateral for Securities on Loan		(60,430)
Payables for Capital Shares Redeemed			(18,182)
	Payables to Vanguard		(3,021)
	Other Liabilities		(906)
	Total Liabilities		(89,073)
	Net Assets (100%)		7,162,833

Mid-Cap Growth Index Fund

At December 31, 2015, net assets consisted of:
Amount
($000)

Paid-in Capital	6,910,608
Overdistributed Net Investment Income	(2,276)
Accumulated Net Realized Losses	(359,952)
Unrealized Appreciation (Depreciation)
Investment Securities	614,418
Futures Contracts	35
Net Assets	7,162,833

Investor Shares—Net Assets
Applicable to 13,816,184 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	541,917
Net Asset Value Per Share—
Investor Shares	$39.22

ETF Shares—Net Assets
Applicable to 33,101,858 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,301,849
Net Asset Value Per Share—
ETF Shares	$99.75

Admiral Shares—Net Assets
Applicable to 77,299,899 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,319,067
Net Asset Value Per Share—
Admiral Shares	$42.94

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,875,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $60,430,000 of collateral received for securities on loan.
4 Securities with a value of $1,397,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	61,241
Interest[1]	51
Securities Lending	930
Total Income	62,222
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,107
Management and Administrative—Investor Shares	887
Management and Administrative—ETF Shares	1,588
Management and Administrative—Admiral Shares	1,355
Marketing and Distribution—Investor Shares	154
Marketing and Distribution—ETF Shares	316
Marketing and Distribution—Admiral Shares	385
Custodian Fees	89
Auditing Fees	36
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—ETF Shares	158
Shareholders’ Reports—Admiral Shares	44
Trustees’ Fees and Expenses	5
Total Expenses	6,155
Net Investment Income	56,067
Realized Net Gain (Loss)
Investment Securities Sold	269,967
Futures Contracts	(652)
Realized Net Gain (Loss)	269,315
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(475,123)
Futures Contracts	(344)
Change in Unrealized Appreciation (Depreciation)	(475,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,085)
1 Interest income from an affiliated company of the fund was $47,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,067	42,700
Realized Net Gain (Loss)	269,315	157,046
Change in Unrealized Appreciation (Depreciation)	(475,467)	418,266
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,085)	618,012
Distributions
Net Investment Income
Investor Shares	(3,858)	(3,540)
ETF Shares	(27,055)	(21,317)
Admiral Shares	(25,969)	(17,637)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(56,882)	(42,494)
Capital Share Transactions
Investor Shares	(8,440)	(100,159)
ETF Shares	683,080	544,372
Admiral Shares	1,153,268	465,380
Net Increase (Decrease) from Capital Share Transactions	1,827,908	909,593
Total Increase (Decrease)	1,620,941	1,485,111
Net Assets
Beginning of Period	5,541,892	4,056,781
End of Period[1]	7,162,833	5,541,892

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,276,000) and ($1,461,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$39.94	$35.46	$26.99	$23.43	$24.46
Investment Operations
Net Investment Income	. 268.258		.169	.146	.087
Net Realized and Unrealized Gain (Loss)
on Investments	(.719)	4.476	8.470	3.559	(1.027)
Total from Investment Operations	(.451)	4.734	8.639	3.705	(.940)
Distributions
Dividends from Net Investment Income	(.269)	(.254)	(.169)	(.145)	(.090)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.269)	(.254)	(.169)	(.145)	(.090)
Net Asset Value, End of Period	$39.22	$39.94	$35.46	$26.99	$23.43

Total Return[1]	-1.13%	13.35%	32.02%	15.81%	-3.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$542	$562	$595	$483	$503
Ratio of Total Expenses to
Average Net Assets	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.70%	0.79%	0.57%	0.58%	0.35%
Portfolio Turnover Rate[2]	23%	17%	64%	38%	41%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$101.57	$90.20	$68.64	$59.61	$62.23
Investment Operations
Net Investment Income	. 805.816		.556	.474	.316
Net Realized and Unrealized Gain (Loss)
on Investments	(1.815)	11.359	21.558	9.029	(2.617)
Total from Investment Operations	(1.010)	12.175	22.114	9.503	(2.301)
Distributions
Dividends from Net Investment Income	(.810)	(.805)	(.554)	(.473)	(. 319)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.810)	(.805)	(.554)	(.473)	(. 319)
Net Asset Value, End of Period	$99.75	$101.57	$90.20	$68.64	$59.61

Total Return	-1.00%	13.49%	32.23%	15.94%	-3.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,302	$2,716	$1,896	$1,200	$1,095
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.82%	0.93%	0.72%	0.72%	0.49%
Portfolio Turnover Rate[1]	23%	17%	64%	38%	41%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
					Sept. 27,
					2011[1] to
		Year Ended December 31,
For a Share Outstanding					Dec. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$43.72	$38.83	$29.55	$25.66	$25.00
Investment Operations
Net Investment Income	. 349.350		.239	.205	.027
Net Realized and Unrealized Gain (Loss)
on Investments	(.777)	4.886	9.279	3.889	0.736
Total from Investment Operations	(.428)	5.236	9.518	4.094	0.763
Distributions
Dividends from Net Investment Income	(.352)	(.346)	(. 238)	(.204)	(.103)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.352)	(.346)	(. 238)	(.204)	(.103)
Net Asset Value, End of Period	$42.94	$43.72	$38.83	$29.55	$25.66

Total Return[2]	-0.98%	13.48%	32.22%	15.96%	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,319	$2,264	$1,566	$913	$525
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	0.82%	0.93%	0.72%	0.72%	0.49%[3]
Portfolio Turnover Rate [4]	23%	17%	64%	38%	41%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Growth Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $630,000, representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,140,621	—	—
Temporary Cash Investments	92,643	1,996	—
Futures Contracts—Assets[1]	67	—	—
Futures Contracts—Liabilities[1]	(342)	—	—
Total	7,232,989	1,996	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Index Fund

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	130	13,230	(66)
E-mini S&P MidCap 400 Index	March 2016	60	8,361	101
				35

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $469,416,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $356,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $359,917,000 to offset future net capital gains. Of this amount, $73,214,000 is subject to expiration on December 31, 2018. Capital losses of $286,703,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $6,620,842,000. Net unrealized appreciation of investment securities for tax purposes was $614,418,000, consisting of unrealized gains of $999,148,000 on securities that had risen in value since their purchase and $384,730,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $4,697,294,000 of investment securities and sold $2,892,266,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,990,050,000 and $1,360,982,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	238,852	5,803	189,831	5,112
Issued in Lieu of Cash Distributions	3,761	96	3,457	86
Redeemed	(251,053)	(6,150)	(293,447)	(7,905)
Net Increase (Decrease)—Investor Shares	(8,440)	(251)	(100,159)	(2,707)
ETF Shares
Issued	2,076,252	19,811	1,081,871	11,223
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,393,172)	(13,450)	(537,499)	(5,500)
Net Increase (Decrease)—ETF Shares	683,080	6,361	544,372	5,723
Admiral Shares
Issued	1,742,625	38,699	901,483	22,083
Issued in Lieu of Cash Distributions	23,858	555	16,329	373
Redeemed	(613,215)	(13,738)	(452,432)	(11,004)
Net Increase (Decrease) —Admiral Shares	1,153,268	25,516	465,380	11,452

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile

As of December 31, 2015

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VOE	VMVAX
Expense Ratio[1]	0.23%	0.09%	0.09%
30-Day SEC Yield	1.94%	2.05%	2.05%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	210	208	3,960
Median Market Cap	$10.0B	$10.0B	$51.4B
Price/Earnings Ratio	22.0x	21.6x	21.9x
Price/Book Ratio	1.8x	1.9x	2.7x
Return on Equity	13.5%	13.2%	17.2%
Earnings Growth Rate	7.1%	7.1%	9.5%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	20%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	6.9%	6.9%	2.3%
Consumer Goods	17.1	17.1	10.3
Consumer Services	10.5	10.5	14.2
Financials	24.5	24.5	19.5
Health Care	5.9	5.9	14.0
Industrials	11.8	11.8	12.2
Oil & Gas	6.0	6.0	5.9
Technology	8.1	8.1	16.4
Telecommunications	0.3	0.3	2.2
Utilities	8.9	8.9	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	0.99
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
ConAgra Foods Inc.	Food Products	1.1%
Royal Caribbean Cruises
Ltd.	Recreational Services	1.1
Hartford Financial
Services Group Inc.	Full Line Insurance	1.1
Dr Pepper Snapple
Group Inc.	Soft Drinks	1.1
M&T Bank Corp.	Banks	1.1
Fidelity National	Financial
Information Services Inc. Administration		1.1
NVIDIA Corp.	Semiconductors	1.0
Clorox Co.	Nondurable
	Household Products	1.0
Eversource Energy	Conventional
	Electricity	1.0
WEC Energy Group Inc.	Multiutilities	1.0
Top Ten		10.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2015

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(8/24/2006)	Investment
	Mid-Cap Value Index Fund*Investor
	Shares	-1.91%	12.11%	7.80%	$20,186
••••••••	Spliced Mid-Cap Value Index	-1.75	12.33	7.99	20,532
– – – –	Mid-Cap Value Funds Average	-4.84	9.50	6.66	18,284
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.49	19,658
For a benchmark description, see the Glossary.
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(8/17/2006)	Investment
Mid-Cap Value Index Fund
ETF Shares Net Asset Value		-1.80%	12.25%	7.86%	$20,323
Spliced Mid-Cap Value Index		-1.75	12.33	7.91	20,419
Dow Jones U.S. Total Stock Market Float
Adjusted Index		0.44	12.14	7.44	19,596
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2015
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Mid-Cap Value Index Fund Admiral Shares	-1.80%	17.02%	$19,538
Spliced Mid-Cap Value Index	-1.75	17.10	19,593
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	16.09	18,884
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2015
			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Value Index Fund ETF Shares Market Price	-1.80%	78.11%	103.23%
Mid-Cap Value Index Fund ETF Shares Net Asset
Value	-1.80	78.21	103.23
Spliced Mid-Cap Value Index	-1.75	78.83	104.19
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (6.8%)
Alcoa Inc.	7,164,489	70,714
Celanese Corp. Class A	801,275	53,950
International Flavors
& Fragrances Inc.	438,316	52,440
Newmont Mining Corp.	2,895,141	52,084
Eastman Chemical Co.	771,006	52,051
CF Industries
Holdings Inc.	1,275,293	52,045
Freeport-McMoRan Inc.	6,312,262	42,734
* WR Grace & Co.	385,965	38,438
Ashland Inc.	364,954	37,481
Albemarle Corp.	612,959	34,332
Avery Dennison Corp.	497,525	31,175
FMC Corp.	731,466	28,622
Mosaic Co.	872,398	24,069
Reliance Steel
& Aluminum Co.	371,290	21,501
Huntsman Corp.	569,600	6,476
Westlake Chemical Corp.	108,286	5,882
		603,994
Consumer Goods (17.1%)
ConAgra Foods Inc.	2,366,559	99,774
Dr Pepper Snapple
Group Inc.	1,032,647	96,243
Clorox Co.	705,829	89,520
Tyson Foods Inc. Class A	1,616,419	86,204
JM Smucker Co.	654,463	80,722
Molson Coors Brewing Co.
Class B	801,826	75,308
Genuine Parts Co.	783,408	67,287
Delphi Automotive plc	766,058	65,674
Newell Rubbermaid Inc.	1,460,933	64,398
Whirlpool Corp.	427,720	62,819
DR Horton Inc.	1,915,907	61,367
Coca-Cola Enterprises Inc. 1,117,578		55,030
Bunge Ltd.	779,472	53,222

			Market
			Value•
		Shares	($000)
	BorgWarner Inc.	1,226,358	53,016
	Lear Corp.	411,244	50,513
	Mattel Inc.	1,856,913	50,452
	Coach Inc.	1,515,583	49,605
	Lennar Corp. Class A	977,822	47,825
	Harley-Davidson Inc.	1,047,748	47,557
	Hasbro Inc.	612,620	41,266
	Ralph Lauren Corp.
	Class A	321,370	35,826
	PVH Corp.	450,999	33,216
	PulteGroup Inc.	1,716,754	30,593
	Hormel Foods Corp.	362,075	28,633
*	Edgewell Personal Care Co. 340,619		26,694
	Goodyear Tire
	& Rubber Co.	736,500	24,061
	Leucadia National Corp.	889,464	15,468
^	Pilgrim’s Pride Corp.	348,425	7,697
	Coty Inc. Class A	278,627	7,141
	Lennar Corp. Class B	50,677	2,036
			1,509,167
Consumer Services (10.5%)
	Royal Caribbean
	Cruises Ltd.	962,146	97,379
	Nielsen Holdings plc	1,805,361	84,130
*	United Continental
	Holdings Inc.	1,044,776	59,866
	AmerisourceBergen
	Corp. Class A	534,451	55,428
	Interpublic Group
	of Cos. Inc.	2,223,390	51,760
	Kohl’s Corp.	1,062,198	50,592
	H&R Block Inc.	1,509,231	50,272
	Foot Locker Inc.	761,190	49,546
	Best Buy Co. Inc.	1,599,496	48,705
*	Bed Bath & Beyond Inc.	865,933	41,781
	Aramark	1,243,215	40,094
	Darden Restaurants Inc.	629,863	40,084
	News Corp. Class A	2,539,285	33,925
	Staples Inc.	3,515,856	33,295

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Whole Foods Market Inc.	932,337	31,233
	Wynn Resorts Ltd.	444,742	30,772
*	Hertz Global Holdings Inc.	2,067,177	29,416
*	MGM Resorts
	International	1,233,838	28,033
*	Rite Aid Corp.	2,853,421	22,371
*	Discovery
	Communications Inc.	711,143	17,935
	Gap Inc.	610,873	15,088
*	Discovery
	Communications Inc.
	Class A	408,160	10,890
	News Corp. Class B	198,909	2,777
			925,372
Financials (24.4%)
	Hartford Financial
	Services Group Inc.	2,239,258	97,318
	M&T Bank Corp.	786,973	95,365
	Citizens Financial
	Group Inc.	2,885,239	75,564
	Equifax Inc.	647,987	72,166
	Principal Financial
	Group Inc.	1,600,917	72,009
	Regions Financial Corp.	7,139,477	68,539
	Lincoln National Corp.	1,353,503	68,027
*	Markel Corp.	72,502	64,045
	XL Group plc Class A	1,628,588	63,808
	SL Green Realty Corp.	545,420	61,622
	KeyCorp	4,569,490	60,272
	Kimco Realty Corp.	2,148,116	56,839
	UDR Inc.	1,433,617	53,861
	First Republic Bank	794,570	52,489
	Cincinnati Financial Corp.	850,120	50,302
	FNF Group	1,436,353	49,798
	Western Union Co.	2,759,356	49,420
	Annaly Capital
	Management Inc.	5,176,212	48,553
	Huntington
	Bancshares Inc.	4,350,644	48,118
	Plum Creek
	Timber Co. Inc.	948,044	45,241
*	Arch Capital Group Ltd.	635,312	44,313
	Unum Group	1,329,474	44,258
*	Ally Financial Inc.	2,367,859	44,137
	CIT Group Inc.	1,097,580	43,574
	Voya Financial Inc.	1,175,970	43,405
	Willis Group Holdings plc	885,884	43,027
	New York Community
	Bancorp Inc.	2,516,031	41,062
	Comerica Inc.	965,300	40,379
	Jones Lang LaSalle Inc.	246,469	39,401
	Torchmark Corp.	640,013	36,583
	Nasdaq Inc.	627,989	36,530
	Realty Income Corp.	681,757	35,199

			Market
			Value•
		Shares	($000)
	PartnerRe Ltd.	236,056	32,987
	American Capital
	Agency Corp.	1,892,718	32,820
	Everest Re Group Ltd.	176,916	32,392
	Reinsurance Group of
	America Inc. Class A	359,911	30,790
	Zions Bancorporation	1,116,282	30,475
	Axis Capital Holdings Ltd.	501,383	28,188
	Iron Mountain Inc.	1,040,180	28,095
	WR Berkley Corp.	506,250	27,717
	People’s United
	Financial Inc.	1,698,315	27,428
	Legg Mason Inc.	587,725	23,056
	Navient Corp.	1,976,280	22,628
	Raymond James
	Financial Inc.	351,444	20,373
*	Alleghany Corp.	40,347	19,283
	Camden Property Trust	237,010	18,193
	Assurant Inc.	179,686	14,472
^	LPL Financial Holdings Inc.	220,635	9,410
*	Santander Consumer
	USA Holdings Inc.	584,805	9,269
			2,152,800
Health Care (5.9%)
*	Endo International plc	1,238,405	75,815
*	Henry Schein Inc.	453,570	71,750
*	Laboratory Corp. of
	America Holdings	553,002	68,373
*	Boston Scientific Corp.	3,678,451	67,831
	Universal Health
	Services Inc. Class B	498,954	59,620
	Quest Diagnostics Inc.	782,926	55,698
*	Hologic Inc.	1,393,108	53,899
*	Mallinckrodt plc	633,268	47,261
	Patterson Cos. Inc.	478,728	21,643
			521,890
Industrials (11.8%)
	Fidelity National
	Information Services Inc. 1,542,582		93,481
	Rockwell Collins Inc.	719,015	66,365
	WestRock Co.	1,432,232	65,338
	Textron Inc.	1,347,461	56,607
	Xerox Corp.	5,261,735	55,932
	Ball Corp.	744,502	54,148
	Dover Corp.	846,327	51,888
	Towers Watson
	& Co. Class A	379,321	48,728
	Sealed Air Corp.	1,078,201	48,088
	L-3 Communications
	Holdings Inc.	385,363	46,055
	Cintas Corp.	471,771	42,955
*	Crown Holdings Inc.	761,462	38,606
	Fluor Corp.	773,617	36,530
	Xylem Inc.	979,842	35,764

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	ManpowerGroup Inc.	402,178	33,900
	Avnet Inc.	722,437	30,949
	Flowserve Corp.	715,027	30,088
	ADT Corp.	901,200	29,722
*	Hubbell Inc. Class B	288,064	29,106
	Owens Corning	606,358	28,517
*	Jacobs Engineering
	Group Inc.	669,703	28,094
*	Arrow Electronics Inc.	516,007	27,957
	Allison Transmission
	Holdings Inc.	839,685	21,739
	FLIR Systems Inc.	765,046	21,475
	AGCO Corp.	198,501	9,010
*	Colfax Corp.	237,872	5,554
*	Quanta Services Inc.	208,782	4,228
			1,040,824
Oil & Gas (5.9%)
	Tesoro Corp.	658,537	69,390
*	Cameron International
	Corp.	1,044,272	65,998
	Marathon Oil Corp.	3,698,586	46,565
	Columbia Pipeline
	Group Inc.	2,125,030	42,501
	HollyFrontier Corp.	999,028	39,851
*	FMC Technologies Inc.	1,245,352	36,128
*	Weatherford
	International plc	4,255,173	35,701
	Helmerich & Payne Inc.	560,534	30,016
	OGE Energy Corp.	1,091,222	28,688
^	Transocean Ltd.	1,892,771	23,432
	Cimarex Energy Co.	257,918	23,053
	Oceaneering
	International Inc.	533,814	20,029
	Murphy Oil Corp.	891,423	20,012
	Energen Corp.	429,911	17,622
	Ensco plc Class A	643,059	9,897
*	Southwestern Energy Co. 1,049,943		7,465
^	Chesapeake Energy Corp. 1,634,608		7,356
			523,704
Other (0.0%)
*	Safeway Inc CVR
	(Casa Ley) Exp. 1/30/2018 1,233		—
*	Safeway Inc CVR
	(PDC) Exp. 1/30/2017	1,233	—
			—
Technology (8.1%)
	NVIDIA Corp.	2,794,184	92,096
	SanDisk Corp.	1,097,465	83,396
	Seagate Technology plc	1,635,790	59,968
	Harris Corp.	680,665	59,150
	Maxim Integrated
	Products Inc.	1,554,814	59,083

			Market
			Value•
		Shares	($000)
	Juniper Networks Inc.	2,005,396	55,349
	NetApp Inc.	1,610,537	42,728
*	Synopsys Inc.	851,804	38,851
	Western Digital Corp.	601,348	36,111
	Xilinx Inc.	701,947	32,971
	KLA-Tencor Corp.	425,895	29,536
*	Nuance
	Communications Inc.	1,356,181	26,975
	Garmin Ltd.	623,007	23,157
	Marvell Technology
	Group Ltd.	2,258,651	19,921
*	IMS Health Holdings Inc.	716,977	18,261
	Computer Sciences Corp.	379,172	12,391
	CSRA Inc.	372,701	11,181
*	Teradata Corp.	363,262	9,597
			710,722
Telecommunications (0.3%)
	Frontier Communications
	Corp.	6,382,526	29,806

Utilities (8.9%)
	Eversource Energy	1,734,149	88,563
	WEC Energy Group Inc.	1,725,975	88,560
	DTE Energy Co.	980,650	78,638
	American Water
	Works Co. Inc.	981,828	58,664
	Ameren Corp.	1,327,403	57,384
	CMS Energy Corp.	1,520,394	54,856
	SCANA Corp.	702,534	42,496
	CenterPoint Energy Inc.	2,232,313	40,985
	Pinnacle West
	Capital Corp.	605,368	39,034
	Alliant Energy Corp.	619,185	38,668
	Pepco Holdings Inc.	1,385,380	36,034
	AES Corp.	3,675,469	35,174
	NiSource Inc.	1,740,862	33,964
	Entergy Corp.	487,352	33,315
	ONEOK Inc.	1,145,808	28,256
	NRG Energy Inc.	857,931	10,098
	National Fuel Gas Co.	219,603	9,388
*	Avangrid Inc.	168,735	6,480
			780,557
Total Common Stocks
(Cost $8,088,304)			8,798,836
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3]	Vanguard Market
	Liquidity Fund, 0.363%	51,443,771	51,444

Mid-Cap Value Index Fund

	Face	Market
	Amount	Value•
	($000)	($000)

U.S. Government and Agency Obligations (0.0%)

[4],5 Federal Home Loan
Bank Discount Notes,
0.290%, 4/29/16	2,000	1,997
Total Temporary Cash Investments
(Cost $53,442)		53,441
Total Investments (100.3%)
(Cost $8,141,746)		8,852,277

		Amount
		($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard		772

Receivables for Investment Securities Sold 6,749

Receivables for Accrued Income	14,715
Receivables for Capital Shares Issued	7,628
Other Assets	4
Total Other Assets	29,868
Liabilities
Payables for Investment
Securities Purchased	(20,936)
Collateral for Securities on Loan	(22,954)
Payables for Capital Shares Redeemed	(12,015)
Payables to Vanguard	(3,010)
Other Liabilities	(452)
Total Liabilities	(59,367)
Net Assets (100%)	8,822,778

At December 31, 2015, net assets consisted of:

Amount ($000)

Paid-in Capital	8,375,202
Undistributed Net Investment Income	2,955
Accumulated Net Realized Losses	(266,099)
Unrealized Appreciation (Depreciation)
Investment Securities	710,531
Futures Contracts	189
Net Assets	8,822,778

Investor Shares—Net Assets
Applicable to 17,377,722 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	588,372
Net Asset Value Per Share—
Investor Shares	$33.86

ETF Shares—Net Assets
Applicable to 50,593,599 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,350,767
Net Asset Value Per Share—
ETF Shares	$85.99

Admiral Shares—Net Assets
Applicable to 87,186,085 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,883,639
Net Asset Value Per Share—
Admiral Shares	$44.54

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,512,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $22,954,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,098,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	176,751
Interest[1]	41
Securities Lending	2,198
Total Income	178,990
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,250
Management and Administrative—Investor Shares	954
Management and Administrative—ETF Shares	1,797
Management and Administrative—Admiral Shares	1,619
Marketing and Distribution—Investor Shares	163
Marketing and Distribution—ETF Shares	401
Marketing and Distribution—Admiral Shares	477
Custodian Fees	107
Auditing Fees	38
Shareholders’ Reports—Investor Shares	22
Shareholders’ Reports—ETF Shares	220
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	5
Total Expenses	7,100
Net Investment Income	171,890
Realized Net Gain (Loss)
Investment Securities Sold	290,308
Futures Contracts	(363)
Realized Net Gain (Loss)	289,945
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(628,360)
Futures Contracts	104
Change in Unrealized Appreciation (Depreciation)	(628,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	(166,421)
1 Interest income from an affiliated company of the fund was $36,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	171,890	113,788
Realized Net Gain (Loss)	289,945	285,132
Change in Unrealized Appreciation (Depreciation)	(628,256)	374,279
Net Increase (Decrease) in Net Assets Resulting from Operations	(166,421)	773,199
Distributions
Net Investment Income
Investor Shares	(11,384)	(9,388)
ETF Shares	(84,188)	(56,508)
Admiral Shares	(73,446)	(47,110)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(169,018)	(113,006)
Capital Share Transactions
Investor Shares	(17,234)	(82,189)
ETF Shares	1,106,022	822,050
Admiral Shares	1,138,592	881,381
Net Increase (Decrease) from Capital Share Transactions	2,227,380	1,621,242
Total Increase (Decrease)	1,891,941	2,281,435
Net Assets
Beginning of Period	6,930,837	4,649,402
End of Period[1]	8,822,778	6,930,837

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,955,000 and $83,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$35.19	$31.38	$23.16	$20.34	$20.85
Investment Operations
Net Investment Income	. 658.539		. 441.423		.417
Net Realized and Unrealized Gain (Loss)
on Investments	(1.341)	3.804	8.218	2.813	(.509)
Total from Investment Operations	(.683)	4.343	8.659	3.236	(.092)
Distributions
Dividends from Net Investment Income	(.647)	(. 533)	(. 439)	(.416)	(.418)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.647)	(. 533)	(. 439)	(.416)	(.418)
Net Asset Value, End of Period	$33.86	$35.19	$31.38	$23.16	$20.34

Total Return[1]	-1.91%	13.84%	37.42%	15.91%	-0.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$588	$628	$640	$487	$455
Ratio of Total Expenses to
Average Net Assets	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.01%	1.86%	1.80%	2.21%	1.97%
Portfolio Turnover Rate[2]	20%	14%	46%	33%	41%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$89.39	$79.73	$58.82	$51.67	$52.97
Investment Operations
Net Investment Income	1.785	1.504	1.232	1.156	1.134
Net Realized and Unrealized Gain (Loss)
on Investments	(3.427)	9.647	20.901	7.130	(1.297)
Total from Investment Operations	(1.642)	11.151	22.133	8.286	(.163)
Distributions
Dividends from Net Investment Income	(1.758)	(1.491)	(1.223)	(1.136)	(1.137)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.758)	(1.491)	(1.223)	(1.136)	(1.137)
Net Asset Value, End of Period	$85.99	$89.39	$79.73	$58.82	$51.67

Total Return	-1.80%	13.98%	37.65%	16.04%	-0.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,351	$3,407	$2,256	$1,147	$785
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.13%	2.00%	1.95%	2.35%	2.11%
Portfolio Turnover Rate[1]	20%	14%	46%	33%	41%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares

					Sept. 27,
					2011[1] to
For a Share Outstanding		Year Ended December 31,			Dec. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$46.30	$41.30	$30.47	$26.77	$25.00
Investment Operations
Net Investment Income	. 924.780		.638	.598	.157
Net Realized and Unrealized Gain (Loss)
on Investments	(1.775)	4.994	10.826	3.692	2.165
Total from Investment Operations	(.851)	5.774	11.464	4.290	2.322
Distributions
Dividends from Net Investment Income	(.909)	(.774)	(.634)	(. 590)	(. 552)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.909)	(.774)	(.634)	(. 590)	(. 552)
Net Asset Value, End of Period	$44.54	$46.30	$41.30	$30.47	$26.77

Total Return[2]	-1.80%	13.98%	37.66%	16.02%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,884	$2,896	$1,753	$724	$268
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	2.13%	2.00%	1.95%	2.35%	2.11%[3]
Portfolio Turnover Rate [4]	20%	14%	46%	33%	41%

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Value Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $772,000, representing 0.01% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,798,836	—	—
Temporary Cash Investments	51,444	1,997	—
Futures Contracts—Liabilities[1]	(185)	—	—
Total	8,850,095	1,997	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Value Index Fund

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	130	13,230	109
E-mini S&P MidCap 400 Index	March 2016	46	6,410	80
				189

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $523,500,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $5,523,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $265,910,000 to offset future net capital gains. Of this amount, $4,037,000 is subject to expiration on December 31, 2018. Capital losses of $261,873,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $8,141,746,000. Net unrealized appreciation of investment securities for tax purposes was $710,531,000, consisting of unrealized gains of $1,198,629,000 on securities that had risen in value since their purchase and $488,098,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $5,278,660,000 of investment securities and sold $3,060,771,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,366,767,000 and $1,447,073,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Value Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	252,836	7,160	242,958	7,334
Issued in Lieu of Cash Distributions	11,039	331	9,078	258
Redeemed	(281,109)	(7,951)	(334,225)	(10,146)
Net Increase (Decrease)—Investor Shares	(17,234)	(460)	(82,189)	(2,554)
ETF Shares
Issued	2,585,412	28,956	1,679,901	19,912
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,479,390)	(16,475)	(857,851)	(10,100)
Net Increase (Decrease)—ETF Shares	1,106,022	12,481	822,050	9,812
Admiral Shares
Issued	1,833,183	39,490	1,424,892	32,520
Issued in Lieu of Cash Distributions	65,747	1,498	41,864	905
Redeemed	(760,338)	(16,347)	(585,375)	(13,334)
Net Increase (Decrease) —Admiral Shares	1,138,592	24,641	881,381	20,091

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund: In our opinion, the accompanying statements of net assets, statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 11, 2016

Special 2015 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Extended Market Index Fund	405,781
Mid-Cap Index Fund	836,248
Mid-Cap Growth Index Fund	43,401
Mid-Cap Value Index Fund	155,902

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Extended Market Index Fund	66.1%
Mid-Cap Index Fund	80.7
Mid-Cap Growth Index Fund	70.7
Mid-Cap Value Index Fund	82.5

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios

Periods Ended December 31, 2015

	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares
Returns Before Taxes	-3.39%	10.31%	7.64%
Returns After Taxes on Distributions	-3.73	9.99	7.36
Returns After Taxes on Distributions and Sale of Fund Shares	-1.76	8.13	6.15

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund Investor Shares
Returns Before Taxes	-1.46%	11.37%	7.76%
Returns After Taxes on Distributions	-1.79	11.08	7.50
Returns After Taxes on Distributions and Sale of Fund Shares	-0.60	9.04	6.28

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Growth Index Fund Investor Shares
Returns Before Taxes	-1.13%	10.50%	8.00%
Returns After Taxes on Distributions	-1.32	10.36	7.90
Returns After Taxes on Distributions and Sale of Fund Shares	-0.54	8.34	6.50

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios

Periods Ended December 31, 2015

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Value Index Fund Investor Shares
Returns Before Taxes	-1.91%	12.11%	7.80%
Returns After Taxes on Distributions	-2.38	11.69	7.39
Returns After Taxes on Distributions and Sale of Fund Shares	-0.75	9.64	6.25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$922.12	$1.11
ETF Shares	1,000.00	922.74	0.44
Admiral Shares	1,000.00	922.67	0.48
Institutional Shares	1,000.00	922.85	0.39
Institutional Plus Shares	1,000.00	922.91	0.24
Mid-Cap Index Fund
Investor Shares	$1,000.00	$956.93	$0.94
ETF Shares	1,000.00	957.35	0.44
Admiral Shares	1,000.00	957.37	0.44
Institutional Shares	1,000.00	957.30	0.39
Institutional Plus Shares	1,000.00	957.56	0.30
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$943.50	$0.93
ETF Shares	1,000.00	944.05	0.44
Admiral Shares	1,000.00	944.07	0.39
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$968.87	$0.94
ETF Shares	1,000.00	969.32	0.45
Admiral Shares	1,000.00	969.38	0.45

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2015	12/31/2015	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.95	0.26
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.80	0.41
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.23% for Investor Shares, 0.09% for ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Mid-Cap Index Fund, 0.19% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.08% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller
Martha G. King
John T. Marcante

Chris D. McIsaac
James M. Norris
Thomas M. Rampulla
Glenn W. Reed
Karin A. Risi

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
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and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
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fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022016

Annual Report | December 31, 2015

Vanguard U.S. Stock Index Funds

Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	11
Value Index Fund.	32
Large-Cap Index Fund.	53
Your Fund’s After-Tax Returns.	79
About Your Fund’s Expenses.	80
Glossary.	83

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Growth Index Fund
Investor Shares	3.17%
ETF Shares
Market Price	3.30
Net Asset Value	3.32
Admiral™ Shares	3.30
Institutional Shares	3.33
CRSP US Large Cap Growth Index	3.38
Large-Cap Growth Funds Average	4.89
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Value Index Fund
Investor Shares	-1.03%
ETF Shares
Market Price	-0.92
Net Asset Value	-0.89
Admiral Shares	-0.86
Institutional Shares	-0.85
CRSP US Large Cap Value Index	-0.86
Large-Cap Value Funds Average	-4.16

Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	0.93%
ETF Shares
Market Price	1.05
Net Asset Value	1.07
Admiral Shares	1.07
Institutional Shares	1.07
CRSP US Large Cap Index	1.11
Large-Cap Core Funds Average	-0.66

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2014, Through December 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$53.71	$54.78	$0.636	$0.000
ETF Shares	104.33	106.40	1.388	0.000
Admiral Shares	53.71	54.77	0.715	0.000
Institutional Shares	53.70	54.77	0.720	0.000
Vanguard Value Index Fund
Investor Shares	$32.95	$31.82	$0.782	$0.000
ETF Shares	84.45	81.56	2.123	0.000
Admiral Shares	32.94	31.82	0.828	0.000
Institutional Shares	32.94	31.82	0.831	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$38.12	$37.78	$0.694	$0.000
ETF Shares	94.36	93.52	1.831	0.000
Admiral Shares	47.65	47.23	0.926	0.000
Institutional Shares	196.14	194.40	3.824	0.000

3

Chairman’s Letter

Dear Shareholder,

The year ended December 31, 2015, was a tumultuous one for the world’s financial markets. Not immune to the volatility, the broad U.S. stock market navigated a bumpy road to modest gains. Growth stocks outpaced their value counterparts, while large-capitalization stocks exceeded mid-caps and small-caps.

In this investment environment, Vanguard’s three large-capitalization U.S. index funds produced varying results. Vanguard Growth Index Fund returned 3.17%, while Vanguard Value Index Fund returned –1.03%. Vanguard Large-Cap Index Fund, which holds both growth and value stocks, returned 0.93%. (All returns are for the funds’ Investor Shares.) Each fund closely tracked its target index for the fiscal year.

If you hold any of these funds in a taxable account, you may wish to review the table of after-tax returns that appears later in this report.

Despite troubles, U.S. stocks eked out a seventh year of gains
U.S. stocks returned 0.48% for the 12 months ended December 31, 2015. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns.

4

Stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices also affected economies and markets across the world for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. Emerging markets fared the worst.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market gained 0.55% over the 12 months; income accounted for the modestly positive result. The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

5

the dollar’s strength against many foreign currencies. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December, returns for money market funds and savings accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

Gains in some sectors were offset by energy’s double-digit decline

Vanguard’s three large-cap index funds provide exposure to some of the United States’ biggest companies. Investors can invest broadly in the large-cap market through the Large-Cap Index Fund, or focus specifically on large-cap growth or value stocks through one of the other two funds.

As I mentioned earlier, growth stocks trumped their value counterparts for the 12 months. The performance of Vanguard’s large-cap index funds mirrored this broad market trend, with the Growth Index Fund outpacing the Value Index Fund by several percentage points. Results by sector were mixed, and the performance of a few sectors varied between the funds.

For the most part the U.S. economy grew, boosted by shoppers’ overall confidence and their willingness and ability to spend. This trend benefited the consumer

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.23%	0.09%	0.09%	0.08%	1.21%
Value Index Fund	0.23	0.09	0.09	0.08	1.13
Large-Cap Index Fund	0.23	0.09	0.09	0.08	1.12

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the funds’ expense ratios were: for the Growth Index Fund, 0.22% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares; for the Value Index Fund, 0.22% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares; and for the Large-Cap Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap Index Fund, Large-Cap Core Funds.

6

services and consumer goods sectors. Consumer services was the top performer in both the Growth Index Fund and the Large-Cap Index Fund, with internet retailers, home improvement stores, and restaurants generally leading the way. (The sector posted a negative result for the Value Index Fund.) Within the consumer goods sector, tobacco and beverage companies did very well in each of the three funds.

Gains in the information technology and health care sectors also helped the funds’ performance; however, returns for both paled compared with those seen in some recent periods. The tiny telecommunications sector also posted a positive result for each fund.

Much of the contribution made by these sectors was erased by a double-digit decline in oil and gas, which was the most significant detractor in all three funds by a wide margin. The lengthy and sharp slide of oil prices punished the sector, in part because of high production levels from some leading oil-producing countries and concerns about the slower growth in China, the world’s largest oil importer. Natural

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
Growth Index Fund Investor Shares	8.30%
Spliced Growth Index	8.51
Large-Cap Growth Funds Average	6.95
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Value Index Fund Investor Shares	6.33%
Spliced Value Index	6.49
Large-Cap Value Funds Average	5.25
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Large-Cap Index Fund Investor Shares	7.33%
Spliced Large Cap Index	7.51
Large-Cap Core Funds Average	5.91
For a benchmark description, see the Glossary.
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

gas prices also dropped, though not as dramatically. Some integrated oil and gas firms held up better than others, but most production and exploration companies suffered, as did most equipment, services, and distribution companies.

Stocks in the utilities and basic materials sectors also weighed on the funds’ returns. While the performance of financials and industrials varied among the funds, the broad market results for these sectors were negative.

The funds continue to meet their long-term objectives

Over the last ten years the three large-cap index funds recorded average annual returns ranging from 6.33% for the Value Index Fund to 8.30% for the Growth Index Fund. The Large-Cap Index Fund posted an average annual return of 7.33%.

Most important, the funds have succeeded in meeting their primary objective of closely tracking their respective indexes over the long term—no easy feat during a period that

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief
Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending
2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see
Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015. Results from the model may vary with each use and over time. For more information, please see page 9.

8

included the worst global recession since the Great Depression. That they did so is a tribute to the experience, talent, and sophisticated systems of their advisor, Vanguard Equity Index Group. The funds’ low expenses––which allow you to keep more of the return on your investment––have helped in these efforts.

To reach your long-term goals, be realistic and try to save more

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, the markets have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that markets aren’t always favorable. The U.S. stock and bond markets were basically flat, and international stocks and unhedged bonds finished in the red.

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile,” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 8 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

9

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today.

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead, particularly as markets adjust to changes in policies from the Fed and other central banks.

And, as always, investors would be well-served to follow Vanguard’s principles for investing success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer

January 11, 2016

10

Growth Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIGRX	VUG	VIGAX	VIGIX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	1.21%	1.35%	1.35%	1.37%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Large Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	351	351	3,960
Median Market Cap	$63.3B	$63.3B	$51.4B
Price/Earnings Ratio	25.9x	25.9x	21.9x
Price/Book Ratio	4.8x	4.8x	2.7x
Return on Equity	21.6%	21.1%	17.2%
Earnings Growth
Rate	14.9%	14.9%	9.5%
Dividend Yield	1.4%	1.4%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	9%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index FA	Index
Basic Materials	1.0%	1.0%	2.3%
Consumer Goods	10.3	10.3	10.3
Consumer Services	22.8	22.8	14.2
Financials	12.6	12.6	19.5
Health Care	15.1	15.1	14.0
Industrials	11.6	11.6	12.2
Oil & Gas	2.6	2.6	5.9
Technology	23.6	23.6	16.4
Telecommunications	0.3	0.3	2.2
Utilities	0.1	0.1	3.0

Volatility Measures
		DJ
		U.S. Total
	Spliced	Market
	Growth Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	6.3%
Alphabet Inc.	Internet	5.1
Amazon.com Inc.	Broadline Retailers	2.9
Facebook Inc.	Internet	2.6
Coca-Cola Co.	Soft Drinks	1.9
Home Depot Inc.	Home Improvement
	Retailers	1.9
Walt Disney Co.	Broadcasting &
	Entertainment	1.8
Visa Inc.	Consumer Finance	1.7
Gilead Sciences Inc.	Biotechnology	1.7
Comcast Corp.	Broadcasting &
	Entertainment	1.6
Top Ten		27.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.22% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

11

Growth Index Fund

12

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Growth Index Fund*Investor Shares	3.17%	12.96%	8.30%	$22,191
••••••••	Spliced Growth Index	3.38	13.21	8.51	22,632
– – – –	Large-Cap Growth Funds Average	4.89	11.82	6.95	19,575
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Growth Index Fund
ETF Shares Net Asset Value		3.32%	13.12%	8.44%	$22,491
Spliced Growth Index		3.38	13.21	8.51	22,632
Dow Jones U.S. Total Stock Market Float
Adjusted Index		0.44	12.14	7.48	20,563

See Financial Highlights for dividend and capital gains information.

13

Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	3.30%	13.12%	8.44%	$22,491
Spliced Growth Index	3.38	13.21	8.51	22,632
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	20,563

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Growth Index Fund Institutional Shares	3.33%	13.14%	8.47%	$11,276,007

Spliced Growth Index	3.38	13.21	8.51	11,316,177
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

Cumulative Returns of ETF Shares: December 31, 2005, Through December 31, 2015
	One	Five	Ten
	Year	Years	Years
Growth Index Fund ETF Shares Market Price	3.30%	85.21%	124.98%
Growth Index Fund ETF Shares Net Asset Value	3.32	85.26	124.91
Spliced Growth Index	3.38	85.97	126.32

14

Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.0%)
	Ecolab Inc.	1,503,092	171,924
	Praxair Inc.	1,620,159	165,904
	International Flavors &
	Fragrances Inc.	454,112	54,330
	Airgas Inc.	366,678	50,719
*	WR Grace & Co.	399,350	39,771
*	Axalta Coating Systems
	Ltd.	806,726	21,499
	Westlake Chemical Corp.	222,305	12,076
			516,223
Consumer Goods (10.3%)
	Coca-Cola Co.	22,137,447	951,025
	Philip Morris
	International Inc.	8,762,510	770,312
	NIKE Inc. Class B	7,632,389	477,024
	Colgate-Palmolive Co.	5,072,837	337,952
	Monsanto Co.	2,487,599	245,078
	Reynolds American Inc.	4,849,620	223,810
*,^	Tesla Motors Inc.	555,474	133,319
	Constellation Brands Inc.
	Class A	930,302	132,512
*	Monster Beverage Corp.	866,119	129,017
	VF Corp.	1,928,910	120,075
*	Electronic Arts Inc.	1,669,978	114,761
	Estee Lauder Cos. Inc.
	Class A	1,258,791	110,849
	Mead Johnson Nutrition
	Co.	1,114,895	88,021
*	Under Armour Inc.
	Class A	1,018,653	82,114
	Hershey Co.	794,909	70,962
*	Jarden Corp.	1,183,966	67,628
*	Mohawk Industries Inc.	355,548	67,337
	Hanesbrands Inc.	2,218,406	65,288
	Church & Dwight Co. Inc.	741,917	62,974
	Hormel Foods Corp.	747,697	59,128
	Brown-Forman Corp.
	Class B	586,607	58,238

			Market
			Value•
		Shares	($000)
	Keurig Green Mountain
	Inc.	631,425	56,816
	Snap-on Inc.	328,627	56,337
	Activision Blizzard Inc.	1,449,045	56,093
	BorgWarner Inc.	1,267,081	54,776
	McCormick & Co. Inc.	624,552	53,437
	Harley-Davidson Inc.	1,084,607	49,230
*	LKQ Corp.	1,554,319	46,054
	Stanley Black & Decker
	Inc.	423,166	45,165
*	Michael Kors Holdings
	Ltd.	988,425	39,596
	Harman International
	Industries Inc.	402,710	37,939
	Ralph Lauren Corp.
	Class A	332,430	37,059
*	NVR Inc.	21,013	34,524
	DR Horton Inc.	990,093	31,713
*	WABCO Holdings Inc.	308,770	31,575
	Polaris Industries Inc.	351,882	30,244
*,^	lululemon athletica Inc.	555,824	29,164
	Lennar Corp. Class A	532,437	26,042
*	WhiteWave Foods Co.
	Class A	498,431	19,394
	Leucadia National Corp.	921,840	16,031
*,^	Fitbit Inc. Class A	333,535	9,869
	Coty Inc. Class A	288,267	7,388
	Lennar Corp. Class B	180	7
			5,135,877
Consumer Services (22.8%)
*	Amazon.com Inc.	2,120,995	1,433,559
	Home Depot Inc.	7,170,936	948,356
	Walt Disney Co.	8,415,047	884,253
	Comcast Corp. Class A	13,810,611	779,333
	McDonald’s Corp.	5,193,301	613,537
	Starbucks Corp.	7,977,904	478,914
	Costco Wholesale Corp.	2,473,884	399,532
	Lowe’s Cos. Inc.	5,232,954	397,914
	Walgreens Boots
	Alliance Inc.	4,618,516	393,290
*	Priceline Group Inc.	281,570	358,988

15

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Time Warner Cable Inc.	1,601,706	297,261
*	Netflix Inc.	2,296,313	262,652
	TJX Cos. Inc.	3,623,391	256,935
	Twenty-First Century Fox
	Inc. Class A	7,151,030	194,222
	Yum! Brands Inc.	2,439,034	178,171
	Southwest Airlines Co.	3,678,246	158,385
	American Airlines Group
	Inc.	3,564,965	150,976
	Time Warner Inc.	2,147,786	138,897
*	O’Reilly Automotive Inc.	529,989	134,310
	L Brands Inc.	1,395,894	133,755
*	AutoZone Inc.	172,413	127,915
	Ross Stores Inc.	2,307,966	124,192
	Dollar General Corp.	1,583,191	113,784
	CBS Corp. Class B	2,370,317	111,713
	Royal Caribbean Cruises
	Ltd.	995,323	100,737
	Las Vegas Sands Corp.	2,250,729	98,672
*	Dollar Tree Inc.	1,261,503	97,413
	Nielsen Holdings plc	1,867,361	87,019
*	Chipotle Mexican Grill Inc.
	Class A	176,392	84,642
	Expedia Inc.	658,776	81,886
*,^	Charter Communications
	Inc. Class A	411,812	75,403
*	DISH Network Corp.
	Class A	1,207,774	69,060
*	Liberty Interactive Corp.
	QVC Group Class A	2,512,460	68,640
	Starwood Hotels &
	Resorts Worldwide Inc.	956,821	66,289
	Hilton Worldwide
	Holdings Inc.	3,071,657	65,733
	Tractor Supply Co.	760,093	64,988
	Whole Foods Market Inc.	1,932,051	64,724
	Carnival Corp.	1,168,895	63,681
*	Ulta Salon Cosmetics &
	Fragrance Inc.	343,683	63,581
	Marriott International Inc.
	Class A	946,274	63,438
*	CarMax Inc.	1,147,339	61,922
	Advance Auto Parts Inc.	393,305	59,196
*	MGM Resorts
	International	2,548,269	57,897
	Alaska Air Group Inc.	714,215	57,501
	Signet Jewelers Ltd.	450,571	55,731
*	TripAdvisor Inc.	631,380	53,825
	Twenty-First Century Fox
	Inc.	1,954,482	53,221
*	Norwegian Cruise Line
	Holdings Ltd.	901,498	52,828
	H&R Block Inc.	1,562,321	52,041
	Foot Locker Inc.	788,586	51,329
*	Sirius XM Holdings Inc.	11,785,673	47,968

			Market
			Value•
		Shares	($000)
	Wyndham Worldwide
	Corp.	656,283	47,679
	Tiffany & Co.	616,685	47,047
*	IHS Inc. Class A	385,448	45,649
*	Bed Bath & Beyond Inc.	896,242	43,244
	Nordstrom Inc.	798,014	39,749
*	Discovery
	Communications Inc.	1,475,091	37,202
	FactSet Research
	Systems Inc.	222,636	36,194
	Williams-Sonoma Inc.	463,113	27,050
*	AutoNation Inc.	437,661	26,111
	Scripps Networks
	Interactive Inc. Class A	428,259	23,644
*	Discovery
	Communications Inc.
	Class A	845,928	22,569
*	Liberty Media Corp.	533,884	20,330
^	Wynn Resorts Ltd.	229,671	15,891
^	Gap Inc.	632,392	15,620
*	Hertz Global Holdings Inc.	1,067,566	15,191
*	Liberty Media Corp.
	Class A	259,647	10,191
*	Hyatt Hotels Corp. Class A	156,780	7,372
	CBS Corp. Class A	2,760	144
			11,371,086
Financials (12.6%)
	Visa Inc. Class A	11,008,745	853,728
	MasterCard Inc. Class A	5,600,448	545,260
	Simon Property Group Inc.	1,749,975	340,265
	American Tower
	Corporation	2,395,556	232,249
	Charles Schwab Corp.	6,701,441	220,678
	Public Storage	832,437	206,195
	BlackRock Inc.	602,885	205,294
	Intercontinental
	Exchange Inc.	671,599	172,104
	Equity Residential	2,060,179	168,090
	Marsh & McLennan Cos.
	Inc.	2,950,275	163,593
	Crown Castle
	International Corp.	1,887,688	163,191
	McGraw Hill Financial Inc.	1,528,751	150,704
	Aon plc	1,549,169	142,849
	AvalonBay Communities
	Inc.	774,093	142,534
	Welltower Inc.	2,001,481	136,161
	Prologis Inc.	2,963,863	127,209
	Boston Properties Inc.	868,594	110,780
	Ventas Inc.	1,883,291	106,274
	Equinix Inc.	348,271	105,317
	T. Rowe Price Group Inc.	1,349,082	96,446
	Vornado Realty Trust	959,706	95,932
	Moody’s Corp.	950,379	95,361
	Essex Property Trust Inc.	373,481	89,415
	Weyerhaeuser Co.	2,887,725	86,574

16

Growth Index Fund

			Market
			Value•
		Shares	($000)
	General Growth
	Properties Inc.	2,994,713	81,486
	Invesco Ltd.	2,397,281	80,261
	Equifax Inc.	670,003	74,618
	Realty Income Corp.	1,411,642	72,883
	Macerich Co.	895,400	72,250
*	Markel Corp.	74,985	66,238
	SL Green Realty Corp.	564,149	63,738
	Digital Realty Trust Inc.	828,019	62,615
	Extra Space Storage Inc.	662,991	58,482
	Federal Realty Investment
	Trust	392,801	57,388
	UDR Inc.	1,481,203	55,649
*	CBRE Group Inc. Class A	1,605,796	55,528
	HCP Inc.	1,314,608	50,271
*	E*TRADE Financial Corp.	1,656,075	49,086
*	Affiliated Managers
	Group Inc.	305,816	48,857
	TD Ameritrade Holding
	Corp.	1,365,119	47,383
	Plum Creek Timber Co.
	Inc.	982,985	46,908
	SEI Investments Co.	839,194	43,974
	Raymond James Financial
	Inc.	729,756	42,304
	Jones Lang LaSalle Inc.	254,689	40,715
	VEREIT Inc.	5,119,957	40,550
	Camden Property Trust	491,497	37,727
	MSCI Inc. Class A	522,349	37,677
	Alexandria Real Estate
	Equities Inc.	409,864	37,035
	Lazard Ltd. Class A	734,164	33,045
	Host Hotels & Resorts
	Inc.	2,126,182	32,616
*	Realogy Holdings Corp.	829,003	30,400
	Kimco Realty Corp.	1,110,765	29,391
	Iron Mountain Inc.	1,074,297	29,017
	Brixmor Property Group
	Inc.	1,096,801	28,319
*	LendingClub Corp.	1,602,049	17,703
^	LPL Financial Holdings
	Inc.	227,927	9,721
			6,290,038
Health Care (15.0%)
	Gilead Sciences Inc.	8,151,031	824,803
*	Allergan plc	2,229,109	696,597
	Amgen Inc.	4,288,463	696,146
*	Celgene Corp.	4,443,521	532,156
	AbbVie Inc.	8,783,554	520,338
*	Biogen Inc.	1,260,697	386,214
*	Express Scripts Holding
	Co.	3,824,858	334,331
	Thermo Fisher Scientific
	Inc.	2,257,210	320,185
	Medtronic plc	3,997,537	307,491

			Market
			Value•
		Shares	($000)
*	Regeneron
	Pharmaceuticals Inc.	433,311	235,232
*	Alexion Pharmaceuticals
	Inc.	1,210,653	230,932
	Becton Dickinson and Co.	1,191,861	183,654
*	Vertex Pharmaceuticals
	Inc.	1,389,698	174,866
*	Illumina Inc.	828,016	158,933
	Stryker Corp.	1,699,027	157,908
	Zoetis Inc.	2,534,458	121,451
*	Mylan NV	2,224,985	120,305
*	Intuitive Surgical Inc.	211,329	115,419
	Perrigo Co. plc	786,577	113,818
*	Incyte Corp.	946,749	102,675
*	Edwards Lifesciences
	Corp.	1,219,962	96,353
*	BioMarin Pharmaceutical
	Inc.	911,981	95,539
	CR Bard Inc.	417,836	79,155
*	Henry Schein Inc.	468,924	74,179
*	Laboratory Corp. of
	America Holdings	572,055	70,729
*	Alkermes plc	848,675	67,368
*	DaVita HealthCare
	Partners Inc.	955,697	66,622
	Baxalta Inc.	1,536,558	59,972
*	Waters Corp.	439,134	59,099
*	Mallinckrodt plc	655,380	48,911
	DENTSPLY International
	Inc.	790,745	48,117
*	Jazz Pharmaceuticals plc	330,355	46,435
*	Medivation Inc.	925,532	44,740
*	Varian Medical Systems
	Inc.	547,679	44,252
	ResMed Inc.	790,995	42,468
*	Alnylam Pharmaceuticals
	Inc.	407,169	38,331
*	IDEXX Laboratories Inc.	514,154	37,492
	Cooper Cos. Inc.	274,899	36,891
*	Quintiles Transnational
	Holdings Inc.	452,346	31,058
	Universal Health Services
	Inc. Class B	258,352	30,870
*	Envision Healthcare
	Holdings Inc.	1,055,647	27,415
*	Centene Corp.	320,094	21,065
*	Intercept Pharmaceuticals
	Inc.	44,752	6,684
			7,507,199
Industrials (11.6%)
	3M Co.	3,482,316	524,576
	United Parcel Service Inc.
	Class B	3,937,216	378,878
	Union Pacific Corp.	4,830,707	377,761
	Accenture plc Class A	3,533,733	369,275
	Danaher Corp.	3,294,456	305,989

17

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Boeing Co.	1,799,886	260,246
*	PayPal Holdings Inc.	6,564,160	237,623
	Automatic Data
	Processing Inc.	2,478,019	209,938
	Precision Castparts Corp.	739,262	171,516
*	LinkedIn Corp. Class A	653,051	146,989
*	Fiserv Inc.	1,292,524	118,214
	Sherwin-Williams Co.	447,570	116,189
	FedEx Corp.	758,561	113,018
	Roper Technologies Inc.	570,107	108,201
	Paychex Inc.	1,835,244	97,066
	Fidelity National
	Information Services Inc. 1,595,723		96,701
	Amphenol Corp. Class A	1,743,422	91,059
*	Alliance Data Systems
	Corp.	328,497	90,852
	Agilent Technologies Inc.	1,874,322	78,365
	Rockwell Automation Inc.	746,620	76,611
	AMETEK Inc.	1,345,429	72,102
	Vulcan Materials Co.	753,940	71,602
*	FleetCor Technologies Inc.	495,168	70,774
*	Verisk Analytics Inc.
	Class A	862,770	66,330
*	TransDigm Group Inc.	288,754	65,966
^	WW Grainger Inc.	319,850	64,798
^	Fastenal Co.	1,555,827	63,509
	Textron Inc.	1,394,675	58,590
*	Stericycle Inc.	480,808	57,985
	Acuity Brands Inc.	247,076	57,766
	Masco Corp.	1,901,985	53,826
*	Mettler-Toledo
	International Inc.	154,932	52,542
	Martin Marietta Materials
	Inc.	373,914	51,069
	Pentair plc	1,019,082	50,475
	Towers Watson & Co.
	Class A	392,603	50,434
	CH Robinson Worldwide
	Inc.	811,871	50,352
	Fortune Brands Home &
	Security Inc.	902,704	50,100
	Sealed Air Corp.	1,115,954	49,772
	Expeditors International
	of Washington Inc.	1,053,790	47,526
	PACCAR Inc.	999,866	47,394
	Total System Services Inc.	936,016	46,614
	Kansas City Southern	616,906	46,064
	Cintas Corp.	488,204	44,451
*	Sensata Technologies
	Holding NV	962,888	44,351
	Cummins Inc.	502,549	44,229
*	Vantiv Inc. Class A	882,832	41,864
*	United Rentals Inc.	524,698	38,062
	JB Hunt Transport
	Services Inc.	518,199	38,015
	Wabtec Corp.	518,557	36,880

			Market
			Value•
		Shares	($000)
	Robert Half International
	Inc.	712,408	33,583
*	Trimble Navigation Ltd.	1,415,939	30,372
*	Hubbell Inc. Class B	299,093	30,220
	Macquarie Infrastructure
	Corp.	406,687	29,525
	B/E Aerospace Inc.	590,834	25,034
	Global Payments Inc.	367,076	23,680
	FLIR Systems Inc.	793,514	22,274
^	Chicago Bridge & Iron Co.
	NV	533,231	20,791
*	First Data Corp. Class A	1,016,870	16,290
	Owens Corning	312,852	14,713
	Allison Transmission
	Holdings Inc.	435,142	11,266
	Donaldson Co. Inc.	374,871	10,744
*	Quanta Services Inc.	216,167	4,377
*	Colfax Corp.	122,882	2,869
			5,778,247
Oil & Gas (2.6%)
	Schlumberger Ltd.	3,566,233	248,745
	EOG Resources Inc.	3,109,063	220,091
	Anadarko Petroleum
	Corp.	2,873,901	139,614
	Pioneer Natural
	Resources Co.	844,810	105,922
	Williams Cos. Inc.	3,816,416	98,082
	Kinder Morgan Inc.	5,363,897	80,029
	Noble Energy Inc.	2,420,802	79,717
*	Concho Resources Inc.	730,683	67,851
	Cimarex Energy Co.	534,565	47,779
	EQT Corp.	863,054	44,991
*	Cheniere Energy Inc.	1,133,962	42,240
	Cabot Oil & Gas Corp.	2,341,579	41,423
*,^	Antero Resources Corp.	1,487,395	32,425
	Core Laboratories NV	239,406	26,033
	Range Resources Corp.	910,353	22,404
*	Continental Resources
	Inc.	529,568	12,169
	Oceaneering International
	Inc.	276,562	10,377
			1,319,892
Technology (23.6%)
	Apple Inc.	29,956,509	3,153,222
*	Alphabet Inc. Class A	1,647,701	1,281,928
*	Facebook Inc. Class A	12,199,227	1,276,771
*	Alphabet Inc.	1,660,993	1,260,494
	Oracle Corp.	18,090,021	660,829
	QUALCOMM Inc.	8,501,233	424,934
	Texas Instruments Inc.	5,737,337	314,463
	EMC Corp.	10,970,820	281,731
*	salesforce.com inc	3,567,671	279,705
*	Adobe Systems Inc.	2,680,065	251,765
	Avago Technologies Ltd.
	Class A	1,482,916	215,245

18

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Cognizant Technology
	Solutions Corp. Class A	3,439,141	206,417
*	Yahoo! Inc.	4,806,950	159,879
	Intuit Inc.	1,418,480	136,883
*	Cerner Corp.	1,741,360	104,778
	Analog Devices Inc.	1,764,909	97,635
	NVIDIA Corp.	2,890,614	95,275
*	Micron Technology Inc.	6,140,813	86,954
*	Red Hat Inc.	1,033,856	85,614
	Skyworks Solutions Inc.	1,081,025	83,055
*	Palo Alto Networks Inc.	461,506	81,290
*	Autodesk Inc.	1,279,332	77,950
*	ServiceNow Inc.	854,278	73,946
	Lam Research Corp.	895,836	71,147
	Xilinx Inc.	1,453,397	68,266
*	Twitter Inc.	2,897,931	67,058
	Applied Materials Inc.	3,398,936	63,458
*	Citrix Systems Inc.	826,171	62,500
	KLA-Tencor Corp.	882,968	61,234
	Maxim Integrated
	Products Inc.	1,606,796	61,058
	Linear Technology Corp.	1,352,998	57,462
	Microchip Technology Inc. 1,090,857		50,769
*	Akamai Technologies Inc.	955,583	50,292
*	Workday Inc. Class A	627,475	49,997
*	VeriSign Inc.	535,724	46,801
*	ANSYS Inc.	503,027	46,530
*	Splunk Inc.	726,333	42,716
*	Qorvo Inc.	798,919	40,665
*	Gartner Inc.	445,401	40,398
*	F5 Networks Inc.	401,780	38,957
	Juniper Networks Inc.	1,036,135	28,597
*,^	VMware Inc. Class A	446,092	25,235
	CDK Global Inc.	452,226	21,467
*	NetSuite Inc.	224,755	19,019
*	Tableau Software Inc.
	Class A	148,567	13,998
	CSRA Inc.	385,638	11,569
*	Premier Inc. Class A	246,501	8,694
*	FireEye Inc.	408,449	8,471
*	Rackspace Hosting Inc.	323,560	8,193
			11,755,314
Telecommunications (0.3%)
*	Level 3 Communications
	Inc.	1,611,939	87,625
*	SBA Communications
	Corp. Class A	713,403	74,957
*	Zayo Group Holdings Inc.	278,856	7,415
			169,997
Utilities (0.1%)
*	Calpine Corp.	2,016,209	29,175
Total Common Stocks
(Cost $33,226,428)			49,873,048

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market
Liquidity Fund,
0.363%	223,568,229	223,568

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank
Discount Notes,
0.466%, 3/7/16	2,700	2,698
[4],5	Federal Home Loan Bank
Discount Notes,
0.617%, 6/10/16	2,000	1,995
5	United States Treasury Bill,
0.536%, 6/9/16	3,000	2,994
		7,687
Total Temporary Cash Investments
(Cost $231,253)		231,255
Total Investments (100.4%)
(Cost $33,457,681)		50,104,303

		Amount
		($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard		4,421
Receivables for Investment Securities
Sold		59,427
Receivables for Accrued Income		51,072
Receivables for Capital Shares Issued		32,456
Total Other Assets		147,376
Liabilities
Payables for Investment Securities
Purchased		(45,487)
Collateral for Securities on Loan		(157,063)
Payables for Capital Shares Redeemed		(113,167)
Payables for Distributions		(137)
Payables to Vanguard		(34,151)
Other Liabilities		(933)
Total Liabilities		(350,938)
Net Assets (100%)		49,900,741

19

Growth Index Fund

At December 31, 2015, net assets consisted of:

Amount ($000)

Paid-in Capital	34,305,454
Overdistributed Net Investment Income	(12,559)
Accumulated Net Realized Losses	(1,038,630)
Unrealized Appreciation (Depreciation)
Investment Securities	16,646,622
Futures Contracts	(146)
Net Assets	49,900,741

Investor Shares—Net Assets
Applicable to 55,464,772 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,038,163
Net Asset Value Per Share—
Investor Shares	$54.78

ETF Shares—Net Assets
Applicable to 194,607,921 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	20,705,797
Net Asset Value Per Share—
ETF Shares	$106.40

Amount
($000)
Admiral Shares—Net Assets
Applicable to 306,318,756 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,776,681
Net Asset Value Per Share—
Admiral Shares	$54.77

Institutional Shares—Net Assets
Applicable to 171,266,628 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,380,100
Net Asset Value Per Share—
Institutional Shares	$54.77

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $153,372,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $157,063,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,597,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	684,197
Interest[1]	130
Securities Lending	1,553
Total Income	685,880
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,424
Management and Administrative—Investor Shares	6,016
Management and Administrative—ETF Shares	11,478
Management and Administrative—Admiral Shares	9,728
Management and Administrative—Institutional Shares	5,163
Marketing and Distribution—Investor Shares	637
Marketing and Distribution—ETF Shares	1,750
Marketing and Distribution—Admiral Shares	1,687
Marketing and Distribution—Institutional Shares	650
Custodian Fees	414
Auditing Fees	35
Shareholders’ Reports—Investor Shares	73
Shareholders’ Reports—ETF Shares	517
Shareholders’ Reports—Admiral Shares	113
Shareholders’ Reports—Institutional Shares	84
Trustees’ Fees and Expenses	33
Total Expenses	41,802
Net Investment Income	644,078
Realized Net Gain (Loss)
Investment Securities Sold	1,319,530
Futures Contracts	1,886
Realized Net Gain (Loss)	1,321,416
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(487,944)
Futures Contracts	(97)
Change in Unrealized Appreciation (Depreciation)	(488,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,477,453
1 Interest income from an affiliated company of the fund was $123,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	644,078	523,580
Realized Net Gain (Loss)	1,321,416	1,039,791
Change in Unrealized Appreciation (Depreciation)	(488,041)	3,657,488
Net Increase (Decrease) in Net Assets Resulting from Operations	1,477,453	5,220,859
Distributions
Net Investment Income
Investor Shares	(36,400)	(38,744)
ETF Shares	(254,190)	(195,683)
Admiral Shares	(210,975)	(144,943)
Signal Shares	—	(29,371)
Institutional Shares	(129,494)	(113,385)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(631,059)	(522,126)
Capital Share Transactions
Investor Shares	(300,941)	(759,519)
ETF Shares	3,020,841	2,345,702
Admiral Shares	1,591,285	5,700,280
Signal Shares	—	(4,926,987)
Institutional Shares	(318,776)	518,280
Net Increase (Decrease) from Capital Share Transactions	3,992,409	2,877,756
Total Increase (Decrease)	4,838,803	7,576,489
Net Assets
Beginning of Period	45,061,938	37,485,449
End of Period[1]	49,900,741	45,061,938

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($12,559,000) and ($25,578,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$53.71	$47.87	$36.65	$31.79	$31.60
Investment Operations
Net Investment Income	. 652	. 579.508		.509	. 351
Net Realized and Unrealized Gain (Loss)
on Investments	1.054	5.837	11.219	4.853	.183
Total from Investment Operations	1.706	6.416	11.727	5.362	.534
Distributions
Dividends from Net Investment Income	(.636)	(.576)	(.507)	(. 502)	(. 344)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.636)	(.576)	(.507)	(. 502)	(. 344)
Net Asset Value, End of Period	$54.78	$53.71	$47.87	$36.65	$31.79

Total Return[1]	3.17%	13.47%	32.16%	16.89%	1.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,038	$3,270	$3,630	$3,105	$2,897
Ratio of Total Expenses to Average Net Assets	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.20%	1.17%	1.22%	1.45%	1.10%
Portfolio Turnover Rate[2]	9%	9%	32%	21%	23%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$104.33	$92.99	$71.19	$61.76	$61.39
Investment Operations
Net Investment Income	1.420	1.268	1.112	1.087	.776
Net Realized and Unrealized Gain (Loss)
on Investments	2.038	11.332	21.798	9.416	.360
Total from Investment Operations	3.458	12.600	22.910	10.503	1.136
Distributions
Dividends from Net Investment Income	(1.388)	(1.260)	(1.110)	(1.073)	(.766)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.388)	(1.260)	(1.110)	(1.073)	(.766)
Net Asset Value, End of Period	$106.40	$104.33	$92.99	$71.19	$61.76

Total Return	3.32%	13.62%	32.38%	17.03%	1.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,706	$17,340	$13,265	$8,467	$6,046
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.31%	1.37%	1.59%	1.24%
Portfolio Turnover Rate[1]	9%	9%	32%	21%	23%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$53.71	$47.87	$36.64	$31.79	$31.60
Investment Operations
Net Investment Income	.731	.653	.572	.560	.399
Net Realized and Unrealized Gain (Loss)
on Investments	1.044	5.836	11.229	4.842	.185
Total from Investment Operations	1.775	6.489	11.801	5.402	.584
Distributions
Dividends from Net Investment Income	(.715)	(.649)	(.571)	(. 552)	(. 394)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.715)	(.649)	(.571)	(. 552)	(. 394)
Net Asset Value, End of Period	$54.77	$53.71	$47.87	$36.64	$31.79

Total Return[1]	3.30%	13.63%	32.40%	17.01%	1.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,777	$14,907	$7,903	$5,774	$4,819
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.31%	1.37%	1.59%	1.24%
Portfolio Turnover Rate[2]	9%	9%	32%	21%	23%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$53.70	$47.87	$36.64	$31.79	$31.60
Investment Operations
Net Investment Income	.737	.657	.576	.567	.405
Net Realized and Unrealized Gain (Loss)
on Investments	1.053	5.826	11.229	4.842	.186
Total from Investment Operations	1.790	6.483	11.805	5.409	.591
Distributions
Dividends from Net Investment Income	(.720)	(. 653)	(. 575)	(. 559)	(. 401)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.720)	(. 653)	(. 575)	(. 559)	(. 401)
Net Asset Value, End of Period	$54.77	$53.70	$47.87	$36.64	$31.79

Total Return	3.33%	13.62%	32.41%	17.04%	1.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,380	$9,545	$8,015	$6,189	$4,726
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.35%	1.32%	1.38%	1.61%	1.26%
Portfolio Turnover Rate[1]	9%	9%	32%	21%	23%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

27

Growth Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

28

Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $4,421,000, representing 0.01% of the fund’s net assets and 1.77% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	49,873,048	—	—
Temporary Cash Investments	223,568	7,687	—
Futures Contracts—Liabilities[1]	(313)	—	—
Total	50,096,303	7,687	—
1 Represents variation margin on the last day of the reporting period.

29

Growth Index Fund

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	326	33,177	(146)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $1,947,855,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $16,412,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $1,036,271,000 to offset future net capital gains. Of this amount, $300,177,000 is subject to expiration on December 31, 2017. Capital losses of $736,094,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $33,457,681,000. Net unrealized appreciation of investment securities for tax purposes was $16,646,622,000, consisting of unrealized gains of $17,618,436,000 on securities that had risen in value since their purchase and $971,814,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $12,299,246,000 of investment securities and sold $8,289,624,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,050,798,000 and $3,869,116,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

30

Growth Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	480,677	8,715	420,778	8,503
Issued in Lieu of Cash Distributions	34,042	615	36,263	710
Redeemed	(815,660)	(14,748)	(1,216,560)	(24,167)
Net Increase (Decrease)—Investor Shares	(300,941)	(5,418)	(759,519)	(14,954)
ETF Shares
Issued	6,718,956	62,729	4,907,919	49,655
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,698,115)	(34,325)	(2,562,217)	(26,100)
Net Increase (Decrease) —ETF Shares	3,020,841	28,404	2,345,702	23,555
Admiral Shares
Issued[1]	3,735,301	67,661	6,782,733	133,839
Issued in Lieu of Cash Distributions	188,346	3,407	131,501	2,548
Redeemed	(2,332,362)	(42,325)	(1,213,954)	(23,920)
Net Increase (Decrease) —Admiral Shares	1,591,285	28,743	5,700,280	112,467
Signal Shares
Issued	—	—	597,797	13,239
Issued in Lieu of Cash Distributions	—	—	25,487	555
Redeemed[1]	—	—	(5,550,271)	(119,196)
Net Increase (Decrease)—Signal Shares	—	—	(4,926,987)	(105,402)
Institutional Shares
Issued	1,835,127	33,331	2,238,828	44,415
Issued in Lieu of Cash Distributions	120,650	2,183	106,184	2,070
Redeemed	(2,274,553)	(41,972)	(1,826,732)	(36,204)
Net Increase (Decrease) —Institutional Shares	(318,776)	(6,458)	518,280	10,281

1 Admiral Shares Issued and Signal Shares Redeemed include $3,661,751,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

31

Value Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIVAX	VTV	VVIAX	VIVIX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	2.50%	2.64%	2.64%	2.64%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund Value	Index	Index
Number of Stocks	328	327	3,960
Median Market Cap	$85.5B	$81.0B	$51.4B
Price/Earnings Ratio	18.0x	18.0x	21.9x
Price/Book Ratio	2.0x	2.0x	2.7x
Return on Equity	15.7%	15.6%	17.2%
Earnings Growth
Rate	5.0%	4.8%	9.5%
Dividend Yield	2.7%	2.7%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Value Index	FA Index
Basic Materials	3.3%	3.3%	2.3%
Consumer Goods	11.2	11.2	10.3
Consumer Services	6.5	6.5	14.2
Financials	23.3	23.4	19.5
Health Care	13.7	13.7	14.0
Industrials	11.3	11.3	12.2
Oil & Gas	9.8	9.8	5.9
Technology	11.0	10.9	16.4
Telecommunications	4.4	4.4	2.2
Utilities	5.5	5.5	3.0

Volatility Measures
		DJ
		U.S. Total
	Spliced	Market
	Value Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	Software	4.3%
Exxon Mobil Corp.	Integrated Oil & Gas	3.3
General Electric Co.	Diversified Industrials	3.0
Johnson & Johnson	Pharmaceuticals	2.9
Berkshire Hathaway Inc. Reinsurance		2.6
Wells Fargo & Co.	Banks	2.5
JPMorgan Chase & Co.	Banks	2.5
Procter & Gamble Co.	Nondurable
	Household Products	2.2
AT&T Inc.	Fixed Line
	Telecommunications	2.1
Pfizer Inc.	Pharmaceuticals	2.0
Top Ten		27.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.22% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

32

Value Index Fund

33

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Value Index Fund*Investor Shares	-1.03%	11.54%	6.33%	$18,468
••••••••	Spliced Value Index	-0.86	11.77	6.49	18,747
– – – –	Large-Cap Value Funds Average	-4.16	9.70	5.25	16,676
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Value Index Fund
ETF Shares Net Asset Value		-0.89%	11.70%	6.47%	$18,712
Spliced Value Index		-0.86	11.77	6.49	18,747
Dow Jones U.S. Total Stock Market Float
Adjusted Index		0.44	12.14	7.48	20,563

See Financial Highlights for dividend and capital gains information.

34

Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	-0.86%	11.70%	6.46%	$18,709
Spliced Value Index	-0.86	11.77	6.49	18,747
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	20,563

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Value Index Fund Institutional Shares	-0.85%	11.72%	6.49%	$9,380,066
Spliced Value Index	-0.86	11.77	6.49	9,373,337
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

Cumulative Returns of ETF Shares: December 31, 2005, Through December 31, 2015
		One	Five	Ten
		Year	Years	Years
Value Index Fund ETF Shares Market Price		-0.92%	73.81%	86.93%
Value Index Fund ETF Shares Net Asset Value		-0.89	73.91	87.12
Spliced Value Index		-0.86	74.45	87.47

35

Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.3%)
Dow Chemical Co.	4,402,841	226,658
EI du Pont de Nemours
& Co.	3,330,451	221,808
LyondellBasell Industries
NV Class A	1,366,082	118,713
PPG Industries Inc.	1,023,438	101,136
Air Products & Chemicals
Inc.	736,475	95,823
International Paper Co.	1,574,982	59,377
Alcoa Inc.	4,979,297	49,146
Nucor Corp.	1,214,748	48,954
Celanese Corp. Class A	557,846	37,560
Eastman Chemical Co.	536,551	36,223
Newmont Mining Corp.	2,012,505	36,205
CF Industries Holdings
Inc.	886,363	36,172
Mosaic Co.	1,211,798	33,433
Freeport-McMoRan Inc.	4,385,933	29,693
Ashland Inc.	254,331	26,120
Albemarle Corp.	426,327	23,879
Avery Dennison Corp.	345,503	21,649
FMC Corp.	507,855	19,872
Reliance Steel &
Aluminum Co.	258,106	14,947
Huntsman Corp.	393,936	4,479
		1,241,847
Consumer Goods (11.2%)
Procter & Gamble Co.	10,338,611	820,989
PepsiCo Inc.	5,536,249	553,182
Altria Group Inc.	7,450,889	433,716
Mondelez International
Inc. Class A	5,737,122	257,253
Ford Motor Co.	14,812,155	208,703
General Motors Co.	5,322,316	181,012
Kimberly-Clark Corp.	1,379,374	175,594
Kraft Heinz Co.	2,305,586	167,754

			Market
			Value•
		Shares	($000)
	General Mills Inc.	2,270,822	130,936
	Johnson Controls Inc.	2,461,654	97,211
	Delphi Automotive plc	1,063,862	91,205
	Archer-Daniels-Midland
	Co.	2,268,986	83,226
	ConAgra Foods Inc.	1,644,359	69,326
	Kellogg Co.	942,360	68,104
	Dr Pepper Snapple Group
	Inc.	717,538	66,875
	Clorox Co.	490,363	62,193
	Tyson Foods Inc. Class A	1,123,115	59,896
	JM Smucker Co.	454,908	56,108
	Molson Coors Brewing Co.
	Class B	557,187	52,331
	Genuine Parts Co.	544,349	46,754
	Newell Rubbermaid Inc.	1,015,345	44,756
	Whirlpool Corp.	297,254	43,658
	Coca-Cola Enterprises Inc.	776,727	38,246
	Activision Blizzard Inc.	973,896	37,699
	Campbell Soup Co.	706,791	37,142
	Bunge Ltd.	541,960	37,005
	Lear Corp.	286,360	35,174
	Mattel Inc.	1,290,788	35,071
	Coach Inc.	1,054,176	34,503
	Stanley Black & Decker
	Inc.	284,830	30,400
	Hasbro Inc.	426,909	28,757
	PVH Corp.	313,748	23,107
	DR Horton Inc.	664,284	21,277
	PulteGroup Inc.	1,191,749	21,237
*	Edgewell Personal Care
	Co.	235,890	18,487
	Lennar Corp. Class A	356,003	17,412
	Goodyear Tire & Rubber
	Co.	511,989	16,727
	Leucadia National Corp.	620,888	10,797
^	Pilgrim’s Pride Corp.	241,854	5,343
	Lennar Corp. Class B	1,431	57
			4,219,223

36

Value Index Fund

			Market
			Value•
		Shares	($000)
Consumer Services (6.5%)
	CVS Health Corp.	4,207,972	411,413
	Wal-Mart Stores Inc.	5,482,387	336,070
	McKesson Corp.	874,351	172,448
	Target Corp.	2,341,016	169,981
	Delta Air Lines Inc.	2,988,485	151,486
	Kroger Co.	3,513,845	146,984
*	eBay Inc.	4,335,255	119,133
	Cardinal Health Inc.	1,250,151	111,601
	Time Warner Inc.	1,442,397	93,280
*	United Continental
	Holdings Inc.	1,452,479	83,227
	Sysco Corp.	1,931,856	79,206
	AmerisourceBergen Corp.
	Class A	742,788	77,035
	Omnicom Group Inc.	920,115	69,616
	Viacom Inc. Class B	1,290,677	53,124
	Carnival Corp.	785,274	42,782
	Macy’s Inc.	1,195,055	41,803
	Interpublic Group of Cos.
	Inc.	1,545,484	35,979
	Kohl’s Corp.	739,947	35,244
	Best Buy Co. Inc.	1,114,019	33,922
	Aramark	866,473	27,944
	Darden Restaurants Inc.	438,234	27,889
	News Corp. Class A	1,892,143	25,279
	Staples Inc.	2,441,266	23,119
*	Rite Aid Corp.	1,984,505	15,559
*	Liberty Media Corp.	359,579	13,693
	Wynn Resorts Ltd.	154,696	10,703
	Gap Inc.	425,929	10,520
*	Hertz Global Holdings Inc.	716,008	10,189
*	Liberty Media Corp.
	Class A	173,498	6,810
	News Corp. Class B	12,704	177
			2,436,216
Financials (23.3%)
*	Berkshire Hathaway Inc.
	Class B	7,256,108	958,096
	Wells Fargo & Co.	17,469,428	949,638
	JPMorgan Chase & Co.	13,988,908	923,688
	Bank of America Corp.	39,569,190	665,949
	Citigroup Inc.	10,754,564	556,549
	American International
	Group Inc.	4,465,820	276,747
	US Bancorp	6,330,760	270,133
	Goldman Sachs Group
	Inc.	1,458,770	262,914
	American Express Co.	3,179,250	221,117
	PNC Financial Services
	Group Inc.	1,929,658	183,916
	Morgan Stanley	5,518,378	175,540
	MetLife Inc.	3,379,352	162,919
	Bank of New York
	Mellon Corp.	3,945,519	162,634

			Market
			Value•
		Shares	($000)
	Capital One Financial
	Corp.	2,021,663	145,924
	Prudential Financial Inc.	1,706,026	138,888
	ACE Ltd.	1,170,166	136,734
	Travelers Cos. Inc.	1,155,905	130,455
	Chubb Corp.	862,755	114,436
	BB&T Corp.	2,964,374	112,083
	CME Group Inc.	1,220,943	110,617
	State Street Corp.	1,457,470	96,718
*,^	Synchrony Financial	3,167,237	96,316
	Allstate Corp.	1,471,132	91,343
	Aflac Inc.	1,460,365	87,476
	Discover Financial
	Services	1,625,431	87,156
	SunTrust Banks Inc.	1,937,787	83,015
	Ameriprise Financial Inc.	661,235	70,369
	Hartford Financial
	Services Group Inc.	1,555,786	67,614
	Progressive Corp.	2,109,398	67,079
	M&T Bank Corp.	546,840	66,266
	Fifth Third Bancorp	3,017,598	60,654
	Northern Trust Corp.	834,481	60,158
	Citizens Financial Group
	Inc.	2,005,044	52,512
	Franklin Resources Inc.	1,371,007	50,480
	Principal Financial Group
	Inc.	1,112,494	50,040
	Regions Financial Corp.	4,961,705	47,632
	Lincoln National Corp.	940,551	47,272
	XL Group plc Class A	1,131,849	44,346
	Loews Corp.	1,145,315	43,980
	KeyCorp	3,176,011	41,892
	First Republic Bank	552,395	36,491
	Cincinnati Financial Corp.	592,115	35,035
	FNF Group	1,000,477	34,687
	Western Union Co.	1,921,858	34,420
	HCP Inc.	884,614	33,828
	Annaly Capital
	Management Inc.	3,605,769	33,822
	Huntington Bancshares
	Inc.	3,030,483	33,517
*	Arch Capital Group Ltd.	442,696	30,878
	Unum Group	926,329	30,837
*	Ally Financial Inc.	1,649,913	30,754
	CIT Group Inc.	764,717	30,359
	Voya Financial Inc.	819,202	30,237
	Willis Group Holdings plc	615,979	29,918
	New York Community
	Bancorp Inc.	1,753,418	28,616
	Comerica Inc.	672,681	28,138
	Torchmark Corp.	446,110	25,500
	Nasdaq Inc.	437,709	25,461
	PartnerRe Ltd.	163,478	22,844
	American Capital Agency
	Corp.	1,313,986	22,784

37

Value Index Fund

			Market
			Value•
		Shares	($000)
	Everest Re Group Ltd.	122,522	22,433
	Host Hotels & Resorts
	Inc.	1,431,008	21,952
	Reinsurance Group of
	America Inc. Class A	249,326	21,330
	Zions Bancorporation	776,343	21,194
	Kimco Realty Corp.	744,889	19,710
	Axis Capital Holdings Ltd.	347,195	19,519
	WR Berkley Corp.	351,168	19,226
	People’s United Financial
	Inc.	1,178,767	19,037
	Legg Mason Inc.	408,486	16,025
	Navient Corp.	1,374,021	15,733
*	Alleghany Corp.	28,022	13,393
	Assurant Inc.	124,845	10,055
*	Santander Consumer
	USA Holdings Inc.	410,561	6,507
*	Berkshire Hathaway Inc.
	Class A	14	2,769
			8,778,304
Health Care (13.7%)
	Johnson & Johnson	10,514,806	1,080,081
	Pfizer Inc.	23,458,454	757,239
	Merck & Co. Inc.	10,615,945	560,734
	Bristol-Myers Squibb Co.	6,339,742	436,111
	UnitedHealth Group Inc.	3,621,928	426,084
	Eli Lilly & Co.	3,789,723	319,322
	Abbott Laboratories	5,668,770	254,584
	Medtronic plc	2,685,912	206,600
	Aetna Inc.	1,324,879	143,246
	Cigna Corp.	978,865	143,237
	Anthem Inc.	991,559	138,263
	Humana Inc.	563,308	100,556
*	Boston Scientific Corp.	5,114,823	94,317
*	HCA Holdings Inc.	1,240,064	83,866
	Baxter International Inc.	2,080,137	79,357
	Zimmer Biomet Holdings
	Inc.	657,907	67,495
	St. Jude Medical Inc.	1,073,803	66,329
*	Endo International plc	860,980	52,709
	Baxalta Inc.	1,032,705	40,307
	Quest Diagnostics Inc.	545,070	38,776
*	Hologic Inc.	967,801	37,444
	Universal Health
	Services Inc. Class B	172,953	20,666
	Patterson Cos. Inc.	332,755	15,044
			5,162,367
Industrials (11.3%)
	General Electric Co.	35,865,510	1,117,211
	United Technologies
	Corp.	3,202,231	307,638
	Honeywell International
	Inc.	2,782,244	288,157
	Lockheed Martin Corp.	992,606	215,544

			Market
			Value•
		Shares	($000)
	Boeing Co.	1,209,290	174,851
	Caterpillar Inc.	2,212,358	150,352
	Raytheon Co.	1,144,129	142,478
	General Dynamics Corp.	1,020,984	140,242
	Northrop Grumman Corp.	692,921	130,831
	Emerson Electric Co.	2,486,885	118,948
	Illinois Tool Works Inc.	1,174,082	108,814
	CSX Corp.	3,707,037	96,198
	Norfolk Southern Corp.	1,134,127	95,936
	TE Connectivity Ltd.	1,468,210	94,861
	Eaton Corp. plc	1,757,759	91,474
	Waste Management Inc.	1,697,711	90,607
	Deere & Co.	1,185,397	90,410
	FedEx Corp.	509,431	75,900
	Ingersoll-Rand plc	991,842	54,839
	Tyco International plc	1,606,656	51,236
	Parker-Hannifin Corp.	516,706	50,110
	Rockwell Collins Inc.	499,635	46,116
	WestRock Co.	995,379	45,409
	Republic Services Inc.
	Class A	924,177	40,655
	Xerox Corp.	3,656,526	38,869
	Ball Corp.	518,459	37,708
	Dover Corp.	589,397	36,136
	L-3 Communications
	Holdings Inc.	268,461	32,084
	PACCAR Inc.	670,850	31,798
	Cummins Inc.	336,976	29,657
*	Crown Holdings Inc.	530,776	26,910
	Fluor Corp.	539,168	25,460
	Xylem Inc.	682,883	24,925
	ManpowerGroup Inc.	279,160	23,531
	Avnet Inc.	500,614	21,446
	Flowserve Corp.	497,363	20,929
	ADT Corp.	625,446	20,627
*	Jacobs Engineering
	Group Inc.	464,771	19,497
*	Arrow Electronics Inc.	358,213	19,408
	Owens Corning	209,993	9,876
	Allison Transmission
	Holdings Inc.	293,072	7,588
	AGCO Corp.	137,791	6,254
*	Quanta Services Inc.	145,543	2,947
*	Colfax Corp.	82,779	1,933
			4,256,400
Oil & Gas (9.8%)
	Exxon Mobil Corp.	15,819,839	1,233,156
	Chevron Corp.	7,151,992	643,393
	ConocoPhillips	4,691,774	219,059
	Occidental Petroleum
	Corp.	2,902,325	196,226
	Schlumberger Ltd.	2,396,160	167,132
	Phillips 66	1,824,237	149,223
	Valero Energy Corp.	1,829,441	129,360
	Halliburton Co.	3,089,750	105,175

38

Value Index Fund

			Market
			Value•
		Shares	($000)
	Marathon Petroleum
	Corp.	2,025,451	104,999
	Baker Hughes Inc.	1,658,382	76,534
	Apache Corp.	1,435,963	63,857
	Spectra Energy Corp.	2,550,820	61,067
	Kinder Morgan Inc.	3,604,051	53,772
	Tesoro Corp.	457,580	48,215
	National Oilwell Varco Inc.	1,428,057	47,826
	Devon Energy Corp.	1,484,106	47,491
	Hess Corp.	979,075	47,466
*	Cameron International
	Corp.	725,691	45,864
	Marathon Oil Corp.	2,576,442	32,437
	Columbia Pipeline Group
	Inc.	1,480,996	29,620
	HollyFrontier Corp.	696,140	27,769
*	FMC Technologies Inc.	866,465	25,136
*	Weatherford International
	plc	2,956,119	24,802
	Helmerich & Payne Inc.	388,322	20,795
	OGE Energy Corp.	757,412	19,912
^	Transocean Ltd.	1,310,328	16,222
	Murphy Oil Corp.	620,957	13,941
	Energen Corp.	300,354	12,312
	Oceaneering International
	Inc.	186,288	6,990
	Ensco plc Class A	444,789	6,845
*	Southwestern Energy Co.	726,168	5,163
^	Chesapeake Energy Corp.	1,130,656	5,088
			3,686,847
Other (0.0%)[2]
*	Safeway Inc CVR (Casa
	Ley) Expire 1/30/2018	376	—
*	Safeway Inc CVR (PDC)
	Expire 1/30/2017	376	—
			—
Technology (10.9%)
	Microsoft Corp.	28,837,683	1,599,915
	Intel Corp.	17,933,012	617,792
	Cisco Systems Inc.	19,289,936	523,818
	International Business
	Machines Corp.	3,317,875	456,606
	Broadcom Corp. Class A	2,131,364	123,235
	Hewlett Packard
	Enterprise Co.	6,856,589	104,220
	Corning Inc.	4,498,117	82,226
	HP Inc.	6,863,433	81,263
	SanDisk Corp.	762,547	57,946
	Symantec Corp.	2,566,892	53,905
	Western Digital Corp.	837,093	50,267
	Applied Materials Inc.	2,282,243	42,609
	Seagate Technology plc	1,136,991	41,682
	Motorola Solutions Inc.	603,807	41,331
	Harris Corp.	472,908	41,096

			Market
			Value•
		Shares	($000)
	CA Inc.	1,251,919	35,755
	NetApp Inc.	1,122,269	29,774
*	Synopsys Inc.	593,712	27,079
	Juniper Networks Inc.	696,330	19,219
*	Nuance Communications
	Inc.	940,076	18,698
	Garmin Ltd.	433,912	16,129
	Marvell Technology
	Group Ltd.	1,572,538	13,870
*	IMS Health Holdings Inc.	497,625	12,674
	Computer Sciences Corp.	264,681	8,650
	CSRA Inc.	257,735	7,732
*	Teradata Corp.	252,135	6,661
			4,114,152
Telecommunications (4.4%)
	AT&T Inc.	23,378,626	804,459
	Verizon
	Communications Inc.	15,462,361	714,670
	CenturyLink Inc.	2,086,008	52,484
*	T-Mobile US Inc.	1,085,895	42,480
	Frontier
	Communications Corp.	4,430,896	20,692
*,^	Sprint Corp.	2,255,677	8,166
			1,642,951
Utilities (5.5%)
	Duke Energy Corp.	2,615,733	186,737
	NextEra Energy Inc.	1,750,048	181,813
	Southern Co.	3,453,878	161,607
	Dominion Resources Inc.	2,262,145	153,012
	American Electric Power
	Co. Inc.	1,865,254	108,688
	PG&E Corp.	1,862,971	99,091
	Exelon Corp.	3,496,448	97,096
	PPL Corp.	2,547,473	86,945
	Sempra Energy	896,590	84,288
	Public Service Enterprise
	Group Inc.	1,921,653	74,349
	Edison International	1,237,464	73,270
	Consolidated Edison Inc.	1,113,543	71,567
	Xcel Energy Inc.	1,927,608	69,220
	WEC Energy Group Inc.	1,199,395	61,541
	Eversource Energy	1,204,984	61,539
	DTE Energy Co.	681,432	54,644
	FirstEnergy Corp.	1,607,686	51,012
	Entergy Corp.	678,040	46,351
	American Water Works
	Co. Inc.	682,370	40,772
	Ameren Corp.	922,588	39,884
	CMS Energy Corp.	1,055,734	38,091
	SCANA Corp.	489,452	29,607
	CenterPoint Energy Inc.	1,555,787	28,564
	Pinnacle West Capital
	Corp.	421,962	27,208
	Alliant Energy Corp.	429,992	26,853

39

Value Index Fund

			Market
			Value•
		Shares	($000)
	Pepco Holdings Inc.	965,253	25,106
	AES Corp.	2,551,974	24,422
	NiSource Inc.	1,212,120	23,649
	ONEOK Inc.	793,465	19,567
	NRG Energy Inc.	593,215	6,982
	National Fuel Gas Co.	151,849	6,492
*	Avangrid Inc.	117,061	4,495
			2,064,462
Total Common Stocks
(Cost $32,272,131)			37,602,769
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
3,[4]	Vanguard Market
	Liquidity Fund,
	0.363%	60,837,264	60,837

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[5,6]	Fannie Mae Discount
	Notes, 0.250%, 4/20/16	3,000	2,997
5	Freddie Mac Discount
	Notes, 0.220%, 4/15/16	2,900	2,897
			5,894
Total Temporary Cash Investments
(Cost $66,733)			66,731
Total Investments (100.1%)
(Cost $32,338,864)			37,669,500

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	3,287
Receivables for Accrued Income	62,374
Receivables for Investment Securities
Sold	20,795
Receivables for Capital Shares Issued	19,335
Total Other Assets	105,791
Liabilities
Payables for Investment Securities
Purchased	(51,806)
Collateral for Securities on Loan	(22,732)
Payables for Capital Shares Redeemed	(47,946)
Payables to Vanguard	(23,387)
Other Liabilities	(460)
Total Liabilities	(146,331)
Net Assets (100%)	37,628,960

At December 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	32,915,457
Overdistributed Net Investment Income	(11,718)
Accumulated Net Realized Losses	(605,344)
Unrealized Appreciation (Depreciation)
Investment Securities	5,330,636
Futures Contracts	(71)
Net Assets	37,628,960

40

Value Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 43,905,386 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,397,166
Net Asset Value Per Share—
Investor Shares	$31.82

ETF Shares—Net Assets
Applicable to 228,639,212 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	18,648,401
Net Asset Value Per Share—
ETF Shares	$81.56

Amount
($000)
Admiral Shares—Net Assets
Applicable to 327,108,244 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,407,547
Net Asset Value Per Share—
Admiral Shares	$31.82

Institutional Shares—Net Assets
Applicable to 225,544,281 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,175,846
Net Asset Value Per Share—
Institutional Shares	$31.82

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,019,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $22,732,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $1,299,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	991,998
Interest[1]	52
Securities Lending	2,163
Total Income	994,213
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,921
Management and Administrative—Investor Shares	2,769
Management and Administrative—ETF Shares	10,498
Management and Administrative—Admiral Shares	5,800
Management and Administrative—Institutional Shares	4,067
Marketing and Distribution—Investor Shares	324
Marketing and Distribution—ETF Shares	1,892
Marketing and Distribution—Admiral Shares	1,103
Marketing and Distribution—Institutional Shares	523
Custodian Fees	351
Auditing Fees	35
Shareholders’ Reports—Investor Shares	59
Shareholders’ Reports—ETF Shares	408
Shareholders’ Reports—Admiral Shares	66
Shareholders’ Reports—Institutional Shares	91
Trustees’ Fees and Expenses	25
Total Expenses	30,932
Net Investment Income	963,281
Realized Net Gain (Loss)
Investment Securities Sold	999,548
Futures Contracts	1,988
Realized Net Gain (Loss)	1,001,536
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,333,435)
Futures Contracts	(828)
Change in Unrealized Appreciation (Depreciation)	(2,334,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	(369,446)
1 Interest income from an affiliated company of the fund was $45,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	963,281	760,683
Realized Net Gain (Loss)	1,001,536	775,230
Change in Unrealized Appreciation (Depreciation)	(2,334,263)	2,496,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(369,446)	4,032,288
Distributions
Net Investment Income
Investor Shares	(35,713)	(35,831)
ETF Shares	(471,450)	(347,057)
Admiral Shares	(258,590)	(167,901)
Signal Shares	—	(36,929)
Institutional Shares	(198,037)	(168,638)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(963,790)	(756,356)
Capital Share Transactions
Investor Shares	(143,297)	(306,591)
ETF Shares	1,990,497	3,316,990
Admiral Shares	1,048,344	3,915,243
Signal Shares	—	(3,070,690)
Institutional Shares	(364,225)	700,914
Net Increase (Decrease) from Capital Share Transactions	2,531,319	4,555,866
Total Increase (Decrease)	1,198,083	7,831,798
Net Assets
Beginning of Period	36,430,877	28,599,079
End of Period[1]	37,628,960	36,430,877

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,718,000) and ($11,209,000).

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$32.95	$29.78	$22.93	$20.47	$20.79
Investment Operations
Net Investment Income	.782	.691	.621	. 595	. 521
Net Realized and Unrealized Gain (Loss)
on Investments	(1.130)	3.164	6.847	2.458	(. 325)
Total from Investment Operations	(.348)	3.855	7.468	3.053	.196
Distributions
Dividends from Net Investment Income	(.782)	(. 685)	(.618)	(. 593)	(. 516)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.782)	(. 685)	(.618)	(. 593)	(. 516)
Net Asset Value, End of Period	$31.82	$32.95	$29.78	$22.93	$20.47

Total Return[1]	-1.03%	13.05%	32.85%	15.00%	1.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,397	$1,593	$1,731	$1,482	$1,814
Ratio of Total Expenses to Average Net Assets	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.44%	2.25%	2.35%	2.71%	2.52%
Portfolio Turnover Rate[2]	8%	6%	25%	22%	23%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$84.45	$76.34	$58.79	$52.48	$53.29
Investment Operations
Net Investment Income	2.123	1.888	1.700	1.613	1.414
Net Realized and Unrealized Gain (Loss)
on Investments	(2.890)	8.095	17.538	6.305	(. 821)
Total from Investment Operations	(.767)	9.983	19.238	7.918	.593
Distributions
Dividends from Net Investment Income	(2.123)	(1.873)	(1.688)	(1.608)	(1.403)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.123)	(1.873)	(1.688)	(1.608)	(1.403)
Net Asset Value, End of Period	$81.56	$84.45	$76.34	$58.79	$52.48

Total Return	-0.89%	13.19%	33.03%	15.19%	1.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,648	$17,277	$12,461	$7,027	$5,049
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.58%	2.39%	2.50%	2.85%	2.66%
Portfolio Turnover Rate[1]	8%	6%	25%	22%	23%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$32.94	$29.78	$22.93	$20.47	$20.79
Investment Operations
Net Investment Income	. 829.737		.663	.629	. 551
Net Realized and Unrealized Gain (Loss)
on Investments	(1.121)	3.154	6.845	2.458	(. 325)
Total from Investment Operations	(.292)	3.891	7.508	3.087	.226
Distributions
Dividends from Net Investment Income	(.828)	(.731)	(.658)	(.627)	(.546)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.828)	(.731)	(.658)	(.627)	(.546)
Net Asset Value, End of Period	$31.82	$32.94	$29.78	$22.93	$20.47

Total Return[1]	-0.86%	13.18%	33.05%	15.18%	1.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,408	$9,701	$5,054	$3,539	$3,116
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.58%	2.39%	2.50%	2.85%	2.66%
Portfolio Turnover Rate[2]	8%	6%	25%	22%	23%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$32.94	$29.78	$22.93	$20.47	$20.79
Investment Operations
Net Investment Income	. 831.739		.666	.633	.556
Net Realized and Unrealized Gain (Loss)
on Investments	(1.120)	3.154	6.846	2.458	(. 325)
Total from Investment Operations	(.289)	3.893	7.512	3.091	.231
Distributions
Dividends from Net Investment Income	(.831)	(.733)	(. 662)	(. 631)	(. 551)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.831)	(.733)	(. 662)	(. 631)	(. 551)
Net Asset Value, End of Period	$31.82	$32.94	$29.78	$22.93	$20.47

Total Return	-0.85%	13.19%	33.07%	15.20%	1.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,176	$7,860	$6,431	$4,369	$3,449
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.40%	2.51%	2.87%	2.68%
Portfolio Turnover Rate[1]	8%	6%	25%	22%	23%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

48

Value Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

49

Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $3,287,000, representing 0.01% of the fund’s net assets and 1.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,602,769	—	—
Temporary Cash Investments	60,837	5,894	—
Futures Contracts—Liabilities[1]	(252)	—	—
Total	37,663,354	5,894	—
1 Represents variation margin on the last day of the reporting period.

50

Value Index Fund

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	263	26,766	(71)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $1,249,696,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $9,688,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $605,415,000 to offset future net capital gains. Of this amount, $333,377,000 is subject to expiration on December 31, 2017. Capital losses of $272,038,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $32,338,864,000. Net unrealized appreciation of investment securities for tax purposes was $5,330,636,000, consisting of unrealized gains of $6,945,089,000 on securities that had risen in value since their purchase and $1,614,453,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $9,128,409,000 of investment securities and sold $6,583,495,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,736,551,000 and $3,671,355,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

51

Value Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	275,870	8,479	261,517	8,495
Issued in Lieu of Cash Distributions	32,444	1,019	32,630	1,030
Redeemed	(451,611)	(13,942)	(600,738)	(19,287)
Net Increase (Decrease)—Investor Shares	(143,297)	(4,444)	(306,591)	(9,762)
ETF Shares
Issued	5,278,259	64,091	5,343,205	66,443
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,287,762)	(40,025)	(2,026,215)	(25,100)
Net Increase (Decrease) —ETF Shares	1,990,497	24,066	3,316,990	41,343
Admiral Shares
Issued[1]	2,416,764	74,734	4,582,857	146,113
Issued in Lieu of Cash Distributions	224,383	7,061	146,426	4,589
Redeemed	(1,592,803)	(49,173)	(814,040)	(25,922)
Net Increase (Decrease) —Admiral Shares	1,048,344	32,622	3,915,243	124,780
Signal Shares
Issued	—	—	430,803	13,612
Issued in Lieu of Cash Distributions	—	—	31,496	975
Redeemed[1]	—	—	(3,532,989)	(108,917)
Net Increase (Decrease)—Signal Shares	—	—	(3,070,690)	(94,330)
Institutional Shares
Issued	1,341,949	41,541	1,577,334	50,613
Issued in Lieu of Cash Distributions	187,885	5,907	163,170	5,138
Redeemed	(1,894,059)	(60,499)	(1,039,590)	(33,119)
Net Increase (Decrease) —Institutional Shares	(364,225)	(13,051)	700,914	22,632

1 Admiral Shares Issued and Signal Shares Redeemed include $2,591,331,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

52

Large-Cap Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VLACX	VV	VLCAX	VLISX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	1.93%	2.02%	2.02%	2.03%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Index	Index
Number of Stocks	646	645	3,960
Median Market Cap	$71.1B	$70.6B	$51.4B
Price/Earnings Ratio	21.1x	21.1x	21.9x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	18.3%	18.0%	17.2%
Earnings Growth
Rate	9.3%	9.2%	9.5%
Dividend Yield	2.1%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	4%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Basic Materials	2.2%	2.2%	2.3%
Consumer Goods	10.8	10.8	10.3
Consumer Services	14.2	14.2	14.2
Financials	18.3	18.3	19.5
Health Care	14.4	14.4	14.0
Industrials	11.4	11.4	12.2
Oil & Gas	6.4	6.4	5.9
Technology	16.9	16.9	16.4
Telecommunications	2.5	2.5	2.2
Utilities	2.9	2.9	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.0%
Alphabet Inc.	Internet	2.4
Microsoft Corp.	Software	2.2
Exxon Mobil Corp.	Integrated Oil & Gas	1.7
General Electric Co.	Diversified Industrials	1.6
Johnson & Johnson	Pharmaceuticals	1.5
Amazon.com Inc.	Broadline Retailers	1.4
Berkshire Hathaway Inc. Reinsurance		1.3
Wells Fargo & Co.	Banks	1.3
JPMorgan Chase & Co.	Banks	1.3
Top Ten		17.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

53

Large-Cap Index Fund

54

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Large-Cap Index Fund*Investor
	Shares	0.93%	12.23%	7.33%	$20,285
••••••••	Spliced Large Cap Index	1.11	12.46	7.51	20,636
– – – –	Large-Cap Core Funds Average	-0.66	10.65	5.91	17,750
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
For a benchmark description, see the Glossary.
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Large-Cap Index Fund
ETF Shares Net Asset Value		1.07%	12.38%	7.48%	$20,565
Spliced Large Cap Index		1.11	12.46	7.51	20,636
Dow Jones U.S. Total Stock Market Float
Adjusted Index		0.44	12.14	7.48	20,563

See Financial Highlights for dividend and capital gains information.

55

Large-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund Admiral Shares	1.07%	12.38%	7.47%	$20,545
Spliced Large Cap Index	1.11	12.46	7.51	20,636
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	20,563

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Large-Cap Index Fund Institutional Shares	1.07%	12.40%	7.49%	$10,294,760
Spliced Large Cap Index	1.11	12.46	7.51	10,318,121
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

Cumulative Returns of ETF Shares: December 31, 2005, Through December 31, 2015
	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund ETF Shares Market Price	1.05%	79.20%	105.50%
Large-Cap Index Fund ETF Shares Net Asset Value	1.07	79.27	105.65
Spliced Large Cap Index	1.11	79.85	106.36

56

Large-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (2.2%)
Dow Chemical Co.	688,850	35,462
EI du Pont de Nemours &
Co.	521,092	34,705
LyondellBasell Industries
NV Class A	213,775	18,577
Ecolab Inc.	158,118	18,086
Praxair Inc.	170,347	17,443
PPG Industries Inc.	160,107	15,822
Air Products & Chemicals
Inc.	115,322	15,005
International Paper Co.	246,394	9,289
Alcoa Inc.	777,824	7,677
Nucor Corp.	189,840	7,651
Celanese Corp. Class A	87,048	5,861
International Flavors &
Fragrances Inc.	47,791	5,718
Eastman Chemical Co.	83,850	5,661
Newmont Mining Corp.	314,240	5,653
CF Industries Holdings Inc.	138,435	5,649
Airgas Inc.	38,483	5,323
Mosaic Co.	189,196	5,220
Freeport-McMoRan Inc.	686,118	4,645
* WR Grace & Co.	41,901	4,173
Ashland Inc.	39,799	4,087
Albemarle Corp.	66,668	3,734
Avery Dennison Corp.	54,202	3,396
FMC Corp.	79,478	3,110
Reliance Steel &
Aluminum Co.	41,163	2,384
* Axalta Coating Systems
Ltd.	84,781	2,259
Westlake Chemical Corp.	23,481	1,275
Huntsman Corp.	61,748	702
		248,567
Consumer Goods (10.8%)
Procter & Gamble Co.	1,617,838	128,472
Coca-Cola Co.	2,327,604	99,994

			Market
			Value•
		Shares	($000)
	PepsiCo Inc.	866,519	86,583
	Philip Morris International
	Inc.	921,409	81,001
	Altria Group Inc.	1,166,253	67,888
	NIKE Inc. Class B	802,722	50,170
	Mondelez International
	Inc. Class A	897,599	40,248
	Colgate-Palmolive Co.	533,252	35,525
	Ford Motor Co.	2,317,390	32,652
	General Motors Co.	832,824	28,324
	Kimberly-Clark Corp.	215,819	27,474
	Kraft Heinz Co.	360,740	26,247
	Monsanto Co.	261,613	25,774
	Reynolds American Inc.	509,861	23,530
	General Mills Inc.	355,402	20,492
	Johnson Controls Inc.	385,117	15,208
	Delphi Automotive plc	166,616	14,284
*,^	Tesla Motors Inc.	58,400	14,017
	Constellation Brands Inc.
	Class A	97,921	13,948
*	Monster Beverage Corp.	91,125	13,574
	Archer-Daniels-Midland Co.	354,879	13,017
	VF Corp.	203,007	12,637
*	Electronic Arts Inc.	175,697	12,074
	Activision Blizzard Inc.	304,576	11,790
	Estee Lauder Cos. Inc.
	Class A	132,355	11,655
	ConAgra Foods Inc.	257,589	10,860
	Kellogg Co.	147,650	10,671
	Dr Pepper Snapple Group
	Inc.	112,558	10,490
	Clorox Co.	76,705	9,728
	Stanley Black & Decker
	Inc.	89,109	9,511
	Tyson Foods Inc. Class A	175,906	9,381
	Mead Johnson Nutrition
	Co.	117,365	9,266
	JM Smucker Co.	71,122	8,772
*	Under Armour Inc.
	Class A	106,969	8,623

57

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing Co.
	Class B	87,317	8,201
	Hershey Co.	83,658	7,468
	Genuine Parts Co.	85,189	7,317
*	Jarden Corp.	124,328	7,102
*	Mohawk Industries Inc.	37,319	7,068
	Newell Rubbermaid Inc.	158,661	6,994
	Hanesbrands Inc.	232,534	6,843
	Whirlpool Corp.	46,496	6,829
	DR Horton Inc.	207,917	6,660
	Church & Dwight Co. Inc.	77,840	6,607
	Hormel Foods Corp.	78,582	6,214
	Brown-Forman Corp.
	Class B	61,600	6,116
	Coca-Cola Enterprises Inc.	121,671	5,991
	Keurig Green Mountain Inc.	66,268	5,963
	Snap-on Inc.	34,603	5,932
	Campbell Soup Co.	110,405	5,802
	Bunge Ltd.	84,646	5,780
	BorgWarner Inc.	133,264	5,761
	McCormick & Co. Inc.	65,601	5,613
	Lear Corp.	44,848	5,509
	Mattel Inc.	201,418	5,473
	Lennar Corp. Class A	110,752	5,417
	Coach Inc.	164,759	5,393
	Harley-Davidson Inc.	113,837	5,167
*	LKQ Corp.	163,325	4,839
	Hasbro Inc.	66,720	4,494
*	Michael Kors Holdings Ltd.	103,684	4,154
	Harman International
	Industries Inc.	42,311	3,986
	Ralph Lauren Corp. Class A	35,127	3,916
*	NVR Inc.	2,205	3,623
	PVH Corp.	49,061	3,613
	Leucadia National Corp.	193,643	3,367
	PulteGroup Inc.	186,919	3,331
*	WABCO Holdings Inc.	32,465	3,320
	Polaris Industries Inc.	37,062	3,185
*	lululemon athletica Inc.	58,463	3,068
*	Edgewell Personal Care Co.	37,137	2,910
	Goodyear Tire & Rubber Co.	79,875	2,610
*	WhiteWave Foods Co.
	Class A	52,388	2,038
*,^	Fitbit Inc. Class A	34,711	1,027
^	Pilgrim’s Pride Corp.	38,837	858
	Coty Inc. Class A	30,178	773
	Lennar Corp. Class B	1,161	47
			1,200,259
Consumer Services (14.1%)
*	Amazon.com Inc.	223,035	150,747
	Home Depot Inc.	754,049	99,723
	Walt Disney Co.	884,946	92,990
	Comcast Corp. Class A 1,452,256		81,951
	McDonald’s Corp.	545,982	64,502
	CVS Health Corp.	658,640	64,395

			Market
			Value•
		Shares	($000)
	Wal-Mart Stores Inc.	858,232	52,610
	Starbucks Corp.	839,136	50,373
	Costco Wholesale Corp.	260,108	42,007
	Lowe’s Cos. Inc.	550,159	41,834
	Walgreens Boots Alliance
	Inc.	485,546	41,347
*	Priceline Group Inc.	29,605	37,745
	Time Warner Cable Inc.	168,429	31,259
	Time Warner Inc.	451,573	29,203
*	Netflix Inc.	241,450	27,617
	TJX Cos. Inc.	381,004	27,017
	McKesson Corp.	136,877	26,996
	Target Corp.	366,355	26,601
	Twenty-First Century Fox
	Inc. Class A	900,321	24,453
	Delta Air Lines Inc.	467,699	23,708
	Kroger Co.	549,813	22,999
	Yum! Brands Inc.	256,475	18,736
*	eBay Inc.	678,175	18,636
	Cardinal Health Inc.	195,662	17,467
	Southwest Airlines Co.	386,714	16,652
	American Airlines Group
	Inc.	374,854	15,875
*	O’Reilly Automotive Inc.	55,765	14,132
	L Brands Inc.	146,845	14,071
*	AutoZone Inc.	18,133	13,453
	Carnival Corp.	245,837	13,393
	Ross Stores Inc.	242,890	13,070
*	United Continental
	Holdings Inc.	227,296	13,024
	Sysco Corp.	302,198	12,390
	AmerisourceBergen Corp.
	Class A	116,146	12,046
	Dollar General Corp.	166,606	11,974
	CBS Corp. Class B	246,730	11,628
	Omnicom Group Inc.	143,882	10,886
	Royal Caribbean Cruises
	Ltd.	104,549	10,581
	Las Vegas Sands Corp.	236,882	10,385
*	Dollar Tree Inc.	132,832	10,257
	Nielsen Holdings plc	196,638	9,163
*	Chipotle Mexican Grill Inc.
	Class A	18,522	8,888
	Expedia Inc.	69,348	8,620
	Viacom Inc. Class B	201,262	8,284
*,^	Charter Communications
	Inc. Class A	43,231	7,916
*	DISH Network Corp.
	Class A	126,812	7,251
*	Liberty Interactive Corp.
	QVC Group Class A	264,179	7,217
	Starwood Hotels & Resorts
	Worldwide Inc.	100,399	6,956
	Hilton Worldwide Holdings
	Inc.	322,525	6,902

58

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Tractor Supply Co.	80,111	6,850
	Whole Foods Market Inc.	203,288	6,810
*	Ulta Salon Cosmetics &
	Fragrance Inc.	36,209	6,699
	Marriott International Inc.
	Class A	99,535	6,673
	Macy’s Inc.	186,570	6,526
*	CarMax Inc.	120,714	6,515
	Advance Auto Parts Inc.	41,464	6,241
*	MGM Resorts
	International	267,672	6,082
	Alaska Air Group Inc.	75,185	6,053
	Signet Jewelers Ltd.	47,278	5,848
*	TripAdvisor Inc.	66,397	5,660
	Interpublic Group of Cos.
	Inc.	242,317	5,641
*	Norwegian Cruise Line
	Holdings Ltd.	94,708	5,550
	Kohl’s Corp.	115,456	5,499
	H&R Block Inc.	164,128	5,467
	Foot Locker Inc.	82,836	5,392
	Best Buy Co. Inc.	173,840	5,293
*	Sirius XM Holdings Inc.	1,237,314	5,036
	Wyndham Worldwide
	Corp.	69,211	5,028
	Tiffany & Co.	64,988	4,958
*	IHS Inc. Class A	40,564	4,804
*	Bed Bath & Beyond Inc.	94,856	4,577
	Aramark	135,236	4,361
	Darden Restaurants Inc.	68,479	4,358
*	Liberty Media Corp.	112,317	4,277
	Nordstrom Inc.	84,180	4,193
*	Discovery
	Communications Inc.	154,828	3,905
	FactSet Research
	Systems Inc.	23,440	3,811
	News Corp. Class A	283,791	3,791
	Staples Inc.	382,172	3,619
	Wynn Resorts Ltd.	48,289	3,341
	Gap Inc.	132,742	3,279
*	Hertz Global Holdings Inc.	224,158	3,190
	Williams-Sonoma Inc.	48,497	2,833
*	AutoNation Inc.	45,935	2,741
	Scripps Networks
	Interactive Inc. Class A	45,150	2,493
*	Rite Aid Corp.	310,501	2,434
*	Discovery
	Communications Inc.
	Class A	88,529	2,362
*	Liberty Media Corp.
	Class A	54,661	2,145
	Twenty-First Century Fox
	Inc.	57,160	1,556
*	Hyatt Hotels Corp.
	Class A	16,381	770

			Market
			Value•
		Shares	($000)
	News Corp. Class B	14,516	203
	CBS Corp. Class A	2,867	149
	Viacom Inc. Class A	985	43
			1,576,986
Financials (18.2%)
*	Berkshire Hathaway Inc.
	Class B	1,129,882	149,190
	Wells Fargo & Co.	2,733,993	148,620
	JPMorgan Chase & Co.	2,189,336	144,562
	Bank of America Corp.	6,191,897	104,210
	Visa Inc. Class A	1,157,687	89,779
	Citigroup Inc.	1,683,194	87,105
	MasterCard Inc. Class A	589,006	57,346
	American International
	Group Inc.	698,718	43,300
	US Bancorp	990,448	42,262
	Goldman Sachs Group Inc.	228,256	41,139
	Simon Property Group Inc.	184,006	35,778
	American Express Co.	497,426	34,596
	PNC Financial Services
	Group Inc.	302,007	28,784
	Morgan Stanley	863,453	27,466
	MetLife Inc.	528,801	25,493
	Bank of New York Mellon
	Corp.	617,645	25,459
	American Tower
	Corporation	251,840	24,416
	Charles Schwab Corp.	704,452	23,198
	Capital One Financial Corp.	316,540	22,848
	Prudential Financial Inc.	267,166	21,750
	Public Storage	87,516	21,678
	BlackRock Inc.	63,378	21,581
	ACE Ltd.	183,110	21,396
	Travelers Cos. Inc.	181,091	20,438
	Intercontinental Exchange
	Inc.	70,564	18,083
	Chubb Corp.	135,066	17,915
	Equity Residential	216,627	17,675
	BB&T Corp.	463,879	17,539
	CME Group Inc.	191,069	17,311
	Marsh & McLennan Cos.
	Inc.	310,238	17,203
	Crown Castle International
	Corp.	198,495	17,160
	McGraw Hill Financial Inc.	160,797	15,851
	State Street Corp.	227,946	15,127
*	Synchrony Financial	495,891	15,080
	Aon plc	162,802	15,012
	AvalonBay Communities
	Inc.	81,473	15,002
	Welltower Inc.	210,520	14,322
	Allstate Corp.	230,294	14,299
	Aflac Inc.	228,732	13,701
	Discover Financial
	Services	254,239	13,632

59

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Prologis Inc.	311,632	13,375
	SunTrust Banks Inc.	303,564	13,005
	Boston Properties Inc.	91,246	11,638
	Ventas Inc.	198,192	11,184
	Equinix Inc.	36,656	11,085
	Ameriprise Financial Inc.	103,600	11,025
	Hartford Financial Services
	Group Inc.	243,627	10,588
	HCP Inc.	276,777	10,584
	Progressive Corp.	330,547	10,511
	M&T Bank Corp.	85,752	10,391
	T. Rowe Price Group Inc.	141,970	10,149
	Vornado Realty Trust	101,015	10,097
	Moody’s Corp.	100,004	10,034
	Fifth Third Bancorp	472,700	9,501
	Essex Property Trust Inc.	39,301	9,409
	Northern Trust Corp.	130,515	9,409
	Weyerhaeuser Co.	303,998	9,114
	General Growth Properties
	Inc.	314,587	8,560
	Invesco Ltd.	252,884	8,467
	Citizens Financial Group Inc.	314,188	8,229
	Franklin Resources Inc.	214,838	7,910
	Equifax Inc.	70,390	7,839
	Principal Financial Group
	Inc.	173,832	7,819
	Realty Income Corp.	148,213	7,652
	Macerich Co.	94,074	7,591
	Regions Financial Corp.	777,406	7,463
	Lincoln National Corp.	147,367	7,407
*	Markel Corp.	7,879	6,960
	XL Group plc Class A	177,350	6,949
	Loews Corp.	178,845	6,868
	Host Hotels & Resorts Inc.	446,320	6,847
	SL Green Realty Corp.	59,205	6,689
	Digital Realty Trust Inc.	86,944	6,575
	KeyCorp	496,442	6,548
	Kimco Realty Corp.	233,207	6,171
	Extra Space Storage Inc.	69,736	6,151
	Federal Realty Investment
	Trust	41,258	6,028
	UDR Inc.	155,663	5,848
*	CBRE Group Inc. Class A	168,627	5,831
	First Republic Bank	86,210	5,695
	Cincinnati Financial Corp.	92,666	5,483
	FNF Group	156,183	5,415
	Western Union Co.	301,898	5,407
	Annaly Capital
	Management Inc.	562,757	5,279
	Huntington Bancshares Inc.	474,023	5,243
*	E*TRADE Financial Corp.	173,999	5,157
*	Affiliated Managers Group
	Inc.	32,236	5,150
	TD Ameritrade Holding
	Corp.	143,977	4,997

			Market
			Value•
		Shares	($000)
	Plum Creek Timber Co.
	Inc.	103,282	4,929
	Unum Group	145,703	4,850
*	Arch Capital Group Ltd.	69,190	4,826
*	Ally Financial Inc.	257,481	4,799
	CIT Group Inc.	119,600	4,748
	Voya Financial Inc.	127,725	4,714
	Willis Group Holdings plc	96,315	4,678
	SEI Investments Co.	87,992	4,611
	New York Community
	Bancorp Inc.	273,988	4,471
	Raymond James Financial
	Inc.	76,835	4,454
	Comerica Inc.	104,768	4,382
	Jones Lang LaSalle Inc.	26,788	4,282
	VEREIT Inc.	537,349	4,256
	Torchmark Corp.	69,453	3,970
	Nasdaq Inc.	68,174	3,966
	Camden Property Trust	51,615	3,962
	MSCI Inc. Class A	54,780	3,951
	Alexandria Real Estate
	Equities Inc.	43,117	3,896
	PartnerRe Ltd.	25,650	3,584
	American Capital Agency
	Corp.	206,490	3,581
	Everest Re Group Ltd.	19,321	3,537
	Lazard Ltd. Class A	77,056	3,468
	Reinsurance Group of
	America Inc. Class A	39,192	3,353
	Zions Bancorporation	121,343	3,313
*	Realogy Holdings Corp.	87,059	3,192
	Axis Capital Holdings Ltd.	54,312	3,053
	Iron Mountain Inc.	112,833	3,048
	WR Berkley Corp.	55,112	3,017
	People’s United Financial
	Inc.	184,331	2,977
	Brixmor Property Group
	Inc.	115,171	2,974
	Legg Mason Inc.	64,935	2,547
	Navient Corp.	214,951	2,461
*	Alleghany Corp.	4,455	2,129
*	LendingClub Corp.	168,285	1,860
	Assurant Inc.	19,565	1,576
*	Berkshire Hathaway Inc.
	Class A	6	1,187
^	LPL Financial Holdings Inc.	23,818	1,016
*	Santander Consumer USA
	Holdings Inc.	63,200	1,002
	Communications Sales &
	Leasing Inc.	105	2
			2,035,255
Health Care (14.3%)
	Johnson & Johnson	1,645,657	169,042
	Pfizer Inc.	3,670,777	118,493
	Merck & Co. Inc.	1,661,468	87,759

60

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Gilead Sciences Inc.	857,136	86,734
*	Allergan plc	234,407	73,252
	Amgen Inc.	451,020	73,214
	Bristol-Myers Squibb Co.	992,324	68,262
	UnitedHealth Group Inc.	566,941	66,695
	Medtronic plc	840,825	64,676
*	Celgene Corp.	467,405	55,976
	AbbVie Inc.	923,376	54,701
	Eli Lilly & Co.	593,208	49,984
*	Biogen Inc.	132,529	40,600
	Abbott Laboratories	886,960	39,833
*	Express Scripts Holding Co.	402,111	35,148
	Thermo Fisher Scientific
	Inc.	237,368	33,671
*	Regeneron
	Pharmaceuticals Inc.	45,555	24,730
*	Alexion Pharmaceuticals
	Inc.	127,336	24,289
	Cigna Corp.	153,242	22,424
	Aetna Inc.	207,355	22,419
	Anthem Inc.	155,258	21,649
	Becton Dickinson and Co.	125,325	19,311
*	Vertex Pharmaceuticals Inc.	146,261	18,404
*	Illumina Inc.	87,178	16,733
	Stryker Corp.	178,641	16,603
	Humana Inc.	88,215	15,747
*	Boston Scientific Corp.	799,831	14,749
*	HCA Holdings Inc.	193,976	13,119
	Zoetis Inc.	266,676	12,779
*	Mylan NV	233,990	12,652
	Baxalta Inc.	322,936	12,604
	Baxter International Inc.	325,368	12,413
*	Intuitive Surgical Inc.	22,235	12,144
	Perrigo Co. plc	82,631	11,957
*	Incyte Corp.	99,447	10,785
	Zimmer Biomet Holdings
	Inc.	103,130	10,580
	St. Jude Medical Inc.	168,278	10,395
*	Edwards Lifesciences Corp.	128,466	10,146
*	BioMarin Pharmaceutical
	Inc.	96,043	10,061
	CR Bard Inc.	43,915	8,319
*	Endo International plc	134,916	8,260
*	Henry Schein Inc.	49,415	7,817
*	Laboratory Corp. of
	America Holdings	60,110	7,432
*	Alkermes plc	89,128	7,075
*	DaVita HealthCare Partners
	Inc.	100,573	7,011
	Universal Health Services
	Inc. Class B	54,400	6,500
*	Waters Corp.	46,106	6,205
	Quest Diagnostics Inc.	85,196	6,061
*	Hologic Inc.	151,197	5,850
*	Mallinckrodt plc	69,193	5,164

			Market
			Value•
		Shares	($000)
	DENTSPLY International
	Inc.	83,121	5,058
*	Jazz Pharmaceuticals plc	34,709	4,879
*	Medivation Inc.	97,198	4,699
*	Varian Medical Systems
	Inc.	57,501	4,646
	ResMed Inc.	83,262	4,470
*	Alnylam Pharmaceuticals
	Inc.	42,789	4,028
*	IDEXX Laboratories Inc.	54,109	3,946
	Cooper Cos. Inc.	28,894	3,878
*	Quintiles Transnational
	Holdings Inc.	47,576	3,267
*	Envision Healthcare
	Holdings Inc.	110,903	2,880
	Patterson Cos. Inc.	52,388	2,368
*	Centene Corp.	33,637	2,214
*	Intercept Pharmaceuticals
	Inc.	4,660	696
			1,597,456
Industrials (11.4%)
	General Electric Co.	5,612,948	174,843
	3M Co.	366,086	55,147
	Boeing Co.	378,624	54,745
	United Technologies Corp.	501,020	48,133
	Honeywell International
	Inc.	435,307	45,085
	United Parcel Service Inc.
	Class B	413,973	39,837
	Union Pacific Corp.	507,826	39,712
	Accenture plc Class A	371,530	38,825
	Lockheed Martin Corp.	155,292	33,722
	Danaher Corp.	346,342	32,168
*	PayPal Holdings Inc.	690,022	24,979
	FedEx Corp.	159,523	23,767
	Caterpillar Inc.	346,320	23,536
	Raytheon Co.	179,136	22,308
	Automatic Data
	Processing Inc.	260,589	22,077
	General Dynamics Corp.	159,898	21,964
	Northrop Grumman Corp.	108,559	20,497
	Emerson Electric Co.	389,197	18,615
	Precision Castparts Corp.	77,718	18,031
	Illinois Tool Works Inc.	183,869	17,041
*	LinkedIn Corp. Class A	68,660	15,454
	CSX Corp.	579,674	15,043
	Norfolk Southern Corp.	177,564	15,020
	TE Connectivity Ltd.	229,751	14,844
	Eaton Corp. plc	275,202	14,321
	Waste Management Inc.	265,487	14,169
	Deere & Co.	185,478	14,146
*	Fiserv Inc.	135,903	12,430
	Sherwin-Williams Co.	47,073	12,220
	Roper Technologies Inc.	59,934	11,375
	Paychex Inc.	193,172	10,217

61

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Fidelity National Information
	Services Inc.	167,990	10,180
	PACCAR Inc.	210,458	9,976
	Amphenol Corp. Class A	183,538	9,586
*	Alliance Data Systems Corp.	34,504	9,543
	Cummins Inc.	105,647	9,298
	Ingersoll-Rand plc	155,349	8,589
	Agilent Technologies Inc.	197,098	8,241
	Rockwell Automation Inc.	78,564	8,061
	Tyco International plc	250,979	8,004
	Parker-Hannifin Corp.	81,007	7,856
	AMETEK Inc.	141,681	7,593
	Vulcan Materials Co.	79,178	7,520
*	FleetCor Technologies Inc.	51,987	7,430
	Rockwell Collins Inc.	78,059	7,205
	WestRock Co.	155,530	7,095
*	Verisk Analytics Inc.
	Class A	90,551	6,962
*	TransDigm Group Inc.	30,273	6,916
	WW Grainger Inc.	33,648	6,817
	Fastenal Co.	163,408	6,670
	Republic Services Inc.
	Class A	144,674	6,364
	Textron Inc.	146,922	6,172
*	Stericycle Inc.	50,520	6,093
	Xerox Corp.	570,774	6,067
	Acuity Brands Inc.	25,897	6,055
	Ball Corp.	81,073	5,896
	Dover Corp.	92,376	5,664
	Masco Corp.	199,606	5,649
*	Mettler-Toledo International
	Inc.	16,345	5,543
	Martin Marietta Materials
	Inc.	39,254	5,361
	Pentair plc	107,072	5,303
	Towers Watson & Co.
	Class A	41,274	5,302
	CH Robinson Worldwide
	Inc.	85,340	5,293
	Fortune Brands Home &
	Security Inc.	94,863	5,265
	Sealed Air Corp.	117,087	5,222
	Expeditors International of
	Washington Inc.	111,390	5,024
	L-3 Communications
	Holdings Inc.	41,861	5,003
	Total System Services Inc.	98,347	4,898
	Kansas City Southern	65,075	4,859
	Cintas Corp.	51,472	4,687
*	Sensata Technologies
	Holding NV	101,114	4,657
*	Vantiv Inc. Class A	92,754	4,398
*	Crown Holdings Inc.	82,846	4,200
*	United Rentals Inc.	55,071	3,995
	JB Hunt Transport
	Services Inc.	54,329	3,986

			Market
			Value•
		Shares	($000)
	Fluor Corp.	83,959	3,965
	Xylem Inc.	106,911	3,902
	Wabtec Corp.	54,458	3,873
	ManpowerGroup Inc.	43,644	3,679
	Robert Half International
	Inc.	75,496	3,559
	Avnet Inc.	79,152	3,391
	Flowserve Corp.	78,513	3,304
	ADT Corp.	97,893	3,228
*	Trimble Navigation Ltd.	148,608	3,188
*	Hubbell Inc. Class B	31,291	3,162
	Macquarie Infrastructure
	Corp.	42,756	3,104
	Owens Corning	65,794	3,094
*	Jacobs Engineering Group
	Inc.	72,809	3,054
*	Arrow Electronics Inc.	56,160	3,043
	B/E Aerospace Inc.	62,623	2,653
	Global Payments Inc.	38,575	2,488
	Allison Transmission
	Holdings Inc.	91,305	2,364
	FLIR Systems Inc.	83,516	2,344
	Chicago Bridge & Iron Co.
	NV	56,354	2,197
*	First Data Corp. Class A	106,793	1,711
	Donaldson Co. Inc.	39,236	1,124
	AGCO Corp.	21,824	991
*	Quanta Services Inc.	45,311	918
*	Colfax Corp.	25,745	601
			1,273,706
Oil & Gas (6.4%)
	Exxon Mobil Corp.	2,475,800	192,989
	Chevron Corp.	1,119,352	100,697
	Schlumberger Ltd.	749,799	52,298
	ConocoPhillips	734,035	34,272
	Occidental Petroleum
	Corp.	454,067	30,699
	Phillips 66	285,533	23,357
	EOG Resources Inc.	326,900	23,141
	Valero Energy Corp.	286,157	20,234
	Kinder Morgan Inc.	1,127,731	16,826
	Halliburton Co.	483,383	16,454
	Marathon Petroleum Corp.	316,913	16,429
	Anadarko Petroleum Corp.	302,200	14,681
	Baker Hughes Inc.	259,498	11,976
	Pioneer Natural
	Resources Co.	88,984	11,157
	Williams Cos. Inc.	401,662	10,323
	Apache Corp.	225,008	10,006
	Spectra Energy Corp.	399,696	9,569
	Noble Energy Inc.	254,873	8,393
	Tesoro Corp.	71,657	7,550
	National Oilwell Varco Inc.	223,746	7,493
	Devon Energy Corp.	231,863	7,420
	Hess Corp.	152,928	7,414

62

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Cameron International
	Corp.	113,490	7,172
*	Concho Resources Inc.	76,694	7,122
	Marathon Oil Corp.	402,113	5,063
	Cimarex Energy Co.	56,179	5,021
	EQT Corp.	90,615	4,724
	Columbia Pipeline Group
	Inc.	231,137	4,623
*	Cheniere Energy Inc.	118,983	4,432
	Cabot Oil & Gas Corp.	245,789	4,348
	HollyFrontier Corp.	108,573	4,331
*	FMC Technologies Inc.	135,846	3,941
*	Weatherford International
	plc	462,470	3,880
*	Antero Resources Corp.	156,343	3,408
	Helmerich & Payne Inc.	60,922	3,262
	OGE Energy Corp.	118,690	3,120
^	Core Laboratories NV	25,068	2,726
	Transocean Ltd.	205,079	2,539
	Range Resources Corp.	95,967	2,362
	Oceaneering International
	Inc.	57,924	2,173
	Murphy Oil Corp.	96,571	2,168
	Energen Corp.	47,077	1,930
*	Continental Resources Inc.	55,346	1,272
	Ensco plc Class A	69,826	1,075
*	Southwestern Energy Co.	113,959	810
^	Chesapeake Energy Corp.	177,455	798
			715,678
Technology (16.9%)
	Apple Inc.	3,150,010	331,570
	Microsoft Corp.	4,513,122	250,388
*	Alphabet Inc. Class A	173,244	134,786
*	Facebook Inc. Class A	1,282,656	134,243
*	Alphabet Inc.	174,676	132,558
	Intel Corp.	2,806,584	96,687
	Cisco Systems Inc.	3,018,936	81,979
	International Business
	Machines Corp.	519,150	71,445
	Oracle Corp.	1,902,316	69,492
	QUALCOMM Inc.	893,704	44,672
	Texas Instruments Inc.	603,180	33,060
	EMC Corp.	1,153,389	29,619
*	salesforce.com inc	375,065	29,405
*	Adobe Systems Inc.	281,773	26,470
	Avago Technologies Ltd.
	Class A	155,968	22,639
*	Cognizant Technology
	Solutions Corp. Class A	361,603	21,703
	Broadcom Corp. Class A	333,555	19,286
*	Yahoo! Inc.	505,335	16,807
	Hewlett Packard
	Enterprise Co.	1,073,217	16,313
	Intuit Inc.	149,136	14,392
	Applied Materials Inc.	714,076	13,332
	Corning Inc.	703,448	12,859

			Market
			Value•
		Shares	($000)
	HP Inc.	1,073,617	12,712
*	Cerner Corp.	183,046	11,014
	Analog Devices Inc.	185,453	10,259
	NVIDIA Corp.	304,288	10,029
*	Micron Technology Inc.	646,311	9,152
	SanDisk Corp.	119,500	9,081
*	Red Hat Inc.	108,835	9,013
	Skyworks Solutions Inc.	113,509	8,721
*	Palo Alto Networks Inc.	48,473	8,538
	Symantec Corp.	402,080	8,444
*	Autodesk Inc.	134,736	8,209
	Western Digital Corp.	130,729	7,850
*	ServiceNow Inc.	89,761	7,770
	Lam Research Corp.	94,060	7,470
	Xilinx Inc.	152,571	7,166
*	Twitter Inc.	305,104	7,060
*	Citrix Systems Inc.	87,072	6,587
	Seagate Technology plc	177,920	6,523
	Motorola Solutions Inc.	94,628	6,477
	KLA-Tencor Corp.	92,949	6,446
	Harris Corp.	73,941	6,426
	Maxim Integrated
	Products Inc.	168,741	6,412
	Linear Technology Corp.	142,020	6,032
	Juniper Networks Inc.	217,672	6,008
	CA Inc.	195,376	5,580
	Microchip Technology Inc.	114,489	5,328
*	Akamai Technologies Inc.	100,435	5,286
*	Workday Inc. Class A	65,967	5,256
*	VeriSign Inc.	56,473	4,934
*	ANSYS Inc.	53,101	4,912
	NetApp Inc.	175,000	4,643
*	Splunk Inc.	76,264	4,485
*	Qorvo Inc.	83,877	4,269
*	Gartner Inc.	46,851	4,249
*	Synopsys Inc.	92,637	4,225
*	F5 Networks Inc.	42,270	4,099
*	Nuance Communications
	Inc.	147,181	2,927
*,^	VMware Inc. Class A	46,918	2,654
	Garmin Ltd.	68,200	2,535
	CSRA Inc.	81,333	2,440
	CDK Global Inc.	47,445	2,252
	Marvell Technology Group
	Ltd.	245,396	2,164
*	NetSuite Inc.	23,615	1,998
*	IMS Health Holdings Inc.	78,345	1,995

*	Tableau Software Inc.

	Class A	15,663	1,476
	Computer Sciences Corp.	41,577	1,359
*	Teradata Corp.	39,393	1,041
*	Premier Inc. Class A	25,884	913
*	FireEye Inc.	42,832	888
*	Rackspace Hosting Inc.	33,892	858
			1,879,870

63

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
Telecommunications (2.5%)
	AT&T Inc.	3,659,058	125,908
	Verizon Communications
	Inc.	2,419,683	111,838
*	Level 3 Communications
	Inc.	169,273	9,202
	CenturyLink Inc.	326,819	8,223
*	SBA Communications
	Corp. Class A	75,094	7,890
*	T-Mobile US Inc.	169,611	6,635
	Frontier Communications
	Corp.	693,726	3,240
*,^	Sprint Corp.	353,141	1,278
*	Zayo Group Holdings Inc.	28,641	761
			274,975
Utilities (2.9%)
	Duke Energy Corp.	409,311	29,221
	NextEra Energy Inc.	273,881	28,454
	Southern Co.	540,405	25,286
	Dominion Resources Inc.	353,968	23,942
	American Electric Power
	Co. Inc.	291,886	17,008
	PG&E Corp.	291,606	15,511
	Exelon Corp.	546,823	15,185
	PPL Corp.	398,541	13,602
	Sempra Energy	140,325	13,192
	Public Service Enterprise
	Group Inc.	301,023	11,647
	Edison International	193,995	11,486
	Consolidated Edison Inc.	174,493	11,215
	Xcel Energy Inc.	301,971	10,844
	WEC Energy Group Inc.	187,926	9,642
	Eversource Energy	188,805	9,642
	DTE Energy Co.	106,490	8,539
	FirstEnergy Corp.	251,932	7,994
	Entergy Corp.	106,167	7,258
	American Water Works
	Co. Inc.	106,664	6,373
	Ameren Corp.	144,072	6,228
	CMS Energy Corp.	165,031	5,954
	SCANA Corp.	76,395	4,621
	CenterPoint Energy Inc.	242,775	4,457
	Pinnacle West Capital Corp.	65,863	4,247
	Alliant Energy Corp.	67,313	4,204
	Pepco Holdings Inc.	150,615	3,918
	AES Corp.	402,129	3,848
	NiSource Inc.	189,301	3,693
	ONEOK Inc.	124,424	3,068
*	Calpine Corp.	211,968	3,067
	NRG Energy Inc.	93,088	1,096
	National Fuel Gas Co.	23,759	1,016
*	Avangrid Inc.	18,335	704
			326,162
Total Common Stocks
(Cost $7,905,784)			11,128,914

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market
Liquidity Fund,
0.363%	43,923,000	43,923

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Federal Home Loan Bank
Discount Notes,
0.371%, 5/4/16	2,000	1,997
[5,6]	Freddie Mac Discount Notes,
0.245%, 1/5/16	500	500
		2,497
Total Temporary Cash Investments
(Cost $46,421)		46,420
Total Investments (100.1%)
(Cost $7,952,205)		11,175,334

		Amount
		($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard		977
Receivables for Accrued Income		15,093
Receivables for Capital Shares Issued		5,762
Other Assets		1
Total Other Assets		21,833
Liabilities
Payables for Investment Securities
Purchased		(4,001)
Collateral for Securities on Loan		(17,861)
Payables for Capital Shares Redeemed		(3,645)
Payables to Vanguard		(6,115)
Other Liabilities		(1,129)
Total Liabilities		(32,751)
Net Assets (100%)		11,164,416

64

Large-Cap Index Fund

At December 31, 2015, net assets consisted of:

Amount ($000)

Paid-in Capital	8,021,229
Overdistributed Net Investment Income	(2,246)
Accumulated Net Realized Losses	(78,071)
Unrealized Appreciation (Depreciation)
Investment Securities	3,223,129
Futures Contracts	375
Net Assets	11,164,416

Investor Shares—Net Assets
Applicable to 9,915,383 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	374,588
Net Asset Value Per Share—
Investor Shares	$37.78

ETF Shares—Net Assets
Applicable to 69,173,951 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,469,347
Net Asset Value Per Share—
ETF Shares	$93.52

Amount
($000)
Admiral Shares—Net Assets
Applicable to 74,671,102 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,526,786
Net Asset Value Per Share—
Admiral Shares	$47.23

Institutional Shares—Net Assets
Applicable to 4,082,800 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	793,695
Net Asset Value Per Share—
Institutional Shares	$194.40

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,283,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $17,861,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,498,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

65

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	218,216
Interest[1]	53
Securities Lending	448
Total Income	218,717
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,503
Management and Administrative—Investor Shares	596
Management and Administrative—ETF Shares	3,282
Management and Administrative—Admiral Shares	1,684
Management and Administrative—Institutional Shares	396
Marketing and Distribution—Investor Shares	102
Marketing and Distribution—ETF Shares	412
Marketing and Distribution—Admiral Shares	397
Marketing and Distribution—Institutional Shares	47
Custodian Fees	254
Auditing Fees	37
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—ETF Shares	90
Shareholders’ Reports—Admiral Shares	22
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	7
Total Expenses	8,838
Net Investment Income	209,879
Realized Net Gain (Loss)
Investment Securities Sold	176,277
Futures Contracts	1,485
Realized Net Gain (Loss)	177,762
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(266,590)
Futures Contracts	508
Change in Unrealized Appreciation (Depreciation)	(266,082)
Net Increase (Decrease) in Net Assets Resulting from Operations	121,559
1 Interest income from an affiliated company of the fund was $49,000.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	209,879	168,901
Realized Net Gain (Loss)	177,762	78,903
Change in Unrealized Appreciation (Depreciation)	(266,082)	894,834
Net Increase (Decrease) in Net Assets Resulting from Operations	121,559	1,142,638
Distributions
Net Investment Income
Investor Shares	(7,047)	(6,736)
ETF Shares	(118,790)	(96,408)
Admiral Shares	(65,966)	(42,273)
Signal Shares	—	(8,303)
Institutional Shares	(16,266)	(15,380)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(208,069)	(169,100)
Capital Share Transactions
Investor Shares	(21,473)	(34,285)
ETF Shares	897,520	361,077
Admiral Shares	472,088	1,404,615
Signal Shares	—	(975,311)
Institutional Shares	(56,061)	18,594
Net Increase (Decrease) from Capital Share Transactions	1,292,074	774,690
Total Increase (Decrease)	1,205,564	1,748,228
Net Assets
Beginning of Period	9,958,852	8,210,624
End of Period[1]	11,164,416	9,958,852

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,246,000) and ($4,056,000).

See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$38.12	$34.24	$26.32	$23.16	$23.25
Investment Operations
Net Investment Income	.702	.624	.556	.521	. 421
Net Realized and Unrealized Gain (Loss)
on Investments	(.348)	3.879	7.921	3.159	(.095)
Total from Investment Operations	.354	4.503	8.477	3.680	.326
Distributions
Dividends from Net Investment Income	(.694)	(. 623)	(. 557)	(. 520)	(. 416)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.694)	(. 623)	(. 557)	(. 520)	(. 416)
Net Asset Value, End of Period	$37.78	$38.12	$34.24	$26.32	$23.16

Total Return[1]	0.93%	13.24%	32.45%	15.94%	1.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$375	$399	$391	$290	$293
Ratio of Total Expenses to Average Net Assets	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.86%	1.76%	1.82%	2.08%	1.81%
Portfolio Turnover Rate[2]	4%	3%	9%	8%	7%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$94.36	$84.76	$65.15	$57.34	$57.56
Investment Operations
Net Investment Income	1.850	1.672	1.488	1.383	1.126
Net Realized and Unrealized Gain (Loss)
on Investments	(. 859)	9.599	19.610	7.807	(. 234)
Total from Investment Operations	.991	11.271	21.098	9.190	.892
Distributions
Dividends from Net Investment Income	(1.831)	(1.671)	(1.488)	(1.380)	(1.112)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.831)	(1.671)	(1.488)	(1.380)	(1.112)
Net Asset Value, End of Period	$93.52	$94.36	$84.76	$65.15	$57.34

Total Return	1.07%	13.39%	32.65%	16.09%	1.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,469	$5,619	$4,707	$3,577	$3,021
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.98%	1.90%	1.97%	2.22%	1.95%
Portfolio Turnover Rate[1]	4%	3%	9%	8%	7%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$47.65	$42.81	$32.90	$28.96	$29.07
Investment Operations
Net Investment Income	. 936	. 846.752		.698	.569
Net Realized and Unrealized Gain (Loss)
on Investments	(. 430)	4.839	9.909	3.939	(.116)
Total from Investment Operations	.506	5.685	10.661	4.637	.453
Distributions
Dividends from Net Investment Income	(.926)	(.845)	(.751)	(.697)	(.563)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.926)	(.845)	(.751)	(.697)	(.563)
Net Asset Value, End of Period	$47.23	$47.65	$42.81	$32.90	$28.96

Total Return[1]	1.07%	13.38%	32.66%	16.06%	1.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,527	$3,085	$1,438	$981	$796
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.98%	1.90%	1.97%	2.22%	1.95%
Portfolio Turnover Rate[2]	4%	3%	9%	8%	7%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$196.14	$176.18	$135.42	$119.18	$119.65
Investment Operations
Net Investment Income	3.865	3.492	3.105	2.903	2.366
Net Realized and Unrealized Gain (Loss)
on Investments	(1.781)	19.957	40.761	16.234	(. 499)
Total from Investment Operations	2.084	23.449	43.866	19.137	1.867
Distributions
Dividends from Net Investment Income	(3.824)	(3.489)	(3.106)	(2.897)	(2.337)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.824)	(3.489)	(3.106)	(2.897)	(2.337)
Net Asset Value, End of Period	$194.40	$196.14	$176.18	$135.42	$119.18

Total Return	1.07%	13.41%	32.65%	16.11%	1.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$794	$857	$750	$752	$504
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.99%	1.91%	1.98%	2.24%	1.97%
Portfolio Turnover Rate[1]	4%	3%	9%	8%	7%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

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Large-Cap Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

73

Large-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $977,000, representing 0.01% of the fund’s net assets and 0.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,128,914	—	—
Temporary Cash Investments	43,923	2,497	—
Futures Contracts—Liabilities[1]	(300)	—	—
Total	11,172,537	2,497	—
1 Represents variation margin on the last day of the reporting period.

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Large-Cap Index Fund

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	313	31,854	375

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $219,948,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $3,287,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $77,696,000 to offset future net capital gains. Of this amount, $24,177,000 is subject to expiration on December 31, 2018. Capital losses of $53,519,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $7,952,205,000. Net unrealized appreciation of investment securities for tax purposes was $3,223,129,000, consisting of unrealized gains of $3,518,049,000 on securities that had risen in value since their purchase and $294,920,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $2,085,703,000 of investment securities and sold $810,296,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,211,483,000 and $385,107,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Large-Cap Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	98,843	2,587	106,030	2,965
Issued in Lieu of Cash Distributions	6,789	179	6,503	178
Redeemed	(127,105)	(3,310)	(146,818)	(4,093)
Net Increase (Decrease)—Investor Shares	(21,473)	(544)	(34,285)	(950)
ETF Shares
Issued	1,322,830	14,153	504,034	5,617
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(425,310)	(4,525)	(142,957)	(1,600)
Net Increase (Decrease)—ETF Shares	897,520	9,628	361,077	4,017
Admiral Shares
Issued[1]	972,187	20,442	1,699,952	37,699
Issued in Lieu of Cash Distributions	54,837	1,157	35,505	772
Redeemed	(554,936)	(11,655)	(330,842)	(7,335)
Net Increase (Decrease) —Admiral Shares	472,088	9,944	1,404,615	31,136
Signal Shares
Issued	—	—	114,250	3,015
Issued in Lieu of Cash Distributions	—	—	6,333	163
Redeemed[1]	—	—	(1,095,894)	(27,966)
Net Increase (Decrease)—Signal Shares	—	—	(975,311)	(24,788)
Institutional Shares
Issued	82,055	414	83,405	454
Issued in Lieu of Cash Distributions	10,669	55	12,519	67
Redeemed	(148,785)	(755)	(77,330)	(408)
Net Increase (Decrease) —Institutional Shares	(56,061)	(286)	18,594	113

1 Admiral Shares Issued and Signal Shares Redeemed include $947,676,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

76

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 11, 2016

77

Special 2015 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	596,225
Value Index Fund	963,790
Large-Cap Index Fund	208,069

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Growth Index Fund	89.1%
Value Index Fund	97.9
Large-Cap Index Fund	95.5

78

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Large-Capitalization Portfolios

Periods Ended December 31, 2015

	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares
Returns Before Taxes	3.17%	12.96%	8.30%
Returns After Taxes on Distributions	2.88	12.69	8.08
Returns After Taxes on Distributions and Sale of Fund Shares	2.02	10.38	6.77

	One	Five	Ten
	Year	Years	Years
Value Index Fund Investor Shares
Returns Before Taxes	-1.03%	11.54%	6.33%
Returns After Taxes on Distributions	-1.61	11.00	5.85
Returns After Taxes on Distributions and Sale of Fund Shares	-0.12	9.20	5.09

	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund Investor Shares
Returns Before Taxes	0.93%	12.23%	7.33%
Returns After Taxes on Distributions	0.50	11.82	6.98
Returns After Taxes on Distributions and Sale of Fund Shares	0.89	9.77	5.94

79

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

80

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,000.26	$1.16
ETF Shares	1,000.00	1,001.03	0.45
Admiral Shares	1,000.00	1,000.97	0.45
Institutional Shares	1,000.00	1,001.03	0.35
Value Index Fund
Investor Shares	$1,000.00	$991.29	$1.15
ETF Shares	1,000.00	991.82	0.45
Admiral Shares	1,000.00	992.03	0.45
Institutional Shares	1,000.00	992.06	0.40
Large-Cap Index Fund
Investor Shares	$1,000.00	$995.71	$0.91
ETF Shares	1,000.00	996.24	0.45
Admiral Shares	1,000.00	996.10	0.45
Institutional Shares	1,000.00	996.23	0.40

81

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2015	12/31/2015	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.85	0.36
Value Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.23% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, and 0.07% for Institutional Shares; for the Value Index Fund, 0.23% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, and 0.08% for Institutional Shares; and for the Large-Cap Index Fund, 0.18% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

83

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller
Martha G. King
John T. Marcante

Chris D. McIsaac
James M. Norris
Thomas M. Rampulla
Glenn W. Reed
Karin A. Risi

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03070 022016

Annual Report | December 31, 2015

Vanguard Total Stock Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	13
Your Fund’s After-Tax Returns.	32
About Your Fund’s Expenses.	33
Glossary.	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	0.29%
ETF Shares
Market Price	0.37
Net Asset Value	0.40
Admiral™ Shares	0.39
Institutional Shares	0.42
Institutional Plus Shares (Inception: 4/28/2015)	-3.28
CRSP US Total Market Index	0.40
Multi-Cap Core Funds Average	-2.29

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2014, Through December 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$51.58	$50.78	$0.947	$0.000
ETF Shares	106.00	104.34	2.067	0.000
Admiral Shares	51.60	50.79	1.005	0.000
Institutional Shares	51.60	50.80	1.009	0.000
Institutional Plus Shares
(Inception: 4/28/2015)	100.00	95.26	1.444	0.000

1

Chairman’s Letter

Dear Shareholder,

Buffeted by various global economic and market challenges, U.S. stocks traced a roundabout route in 2015 before finishing slightly ahead of where they started. Over the 12-month period ended December 31, 2015, Vanguard Total Stock Market Index Fund’s Investor Shares returned 0.29%. The fund closely tracked the performance of its benchmark, the CRSP US Total Market Index, and surpassed the average return of its multi-cap core fund peers by about 2 percentage points.

Growth stocks outpaced their value counterparts, and large-capitalization stocks exceeded mid-caps and small-caps. Six of the market’s ten industry sectors posted positive results. Consumer and health care stocks were the top performers, while oil and gas and basic materials stocks noticeably lagged.

A broad stock market index fund can be a tax-efficient investment. If you hold the fund in a taxable account, you may wish to review the after-tax returns that appear later in this report.

Despite troubles, U.S. stocks eked out a seventh year of gains
U.S. stocks returned 0.48% for the 12 months. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns.

2

Stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices also affected economies and markets across the world for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. Emerging markets fared the worst.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market gained 0.55% over the 12 months; income accounted for the modestly positive result. The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets, depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

3

dollar’s strength against many foreign currencies. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December, returns for money market funds and savings accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

Oil and gas stocks’ fall continued; consumer sectors were bright spots

Vanguard Total Stock Market Index Fund offers investors exposure to every segment of the U.S. equity market. Stocks of all sizes, styles, and sectors are represented. For this period, the fund’s overall performance was helped by its heavy exposure to large-cap stocks.

The retreat of oil and gas stocks, which returned about –22% over the period, had the largest impact on the fund’s overall results. Oil prices’ lengthy and sharp slide punished the sector, in part because of high production levels from some leading oil-producing countries and the concerns about China, the world’s largest oil importer. Natural gas prices also dropped, though not as dramatically. Some integrated oil and gas firms held up better than others, but most companies engaged in production and exploration and services and distribution suffered.

The basic materials sector, which returned –12%, was another of the broad market’s weakest as commodity prices fell along with those of oil. Metals and mining firms, which dominate the sector, posted the

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Total Stock Market Index Fund	0.17%	0.05%	0.05%	0.04%	0.02%	1.21%

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the fund’s expense ratios were: 0.16% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.02% for Institutional Plus Shares (annualized since inception). The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Multi-Cap Core Funds.

4

poorest results, but chemical companies also struggled. The industrial and utilities sectors also declined, although not as severely as oil and gas and materials.

The investment environment wasn’t all grim. The U.S. economy mostly grew, propped up by shoppers’ overall confidence and willingness to spend. Among the market’s strongest sectors were consumer services and consumer goods. In consumer services, the internet retail area was especially productive; several home improvement retailers also excelled. In consumer goods, notable showings came from toy, tobacco, and beverage companies.

Health care stocks climbed nearly 7%, results that were a fraction better than those of consumer services and the best of the ten sectors. Merger-and-acquisition activity, vibrant drug pipelines, and favorable long-term demographic and economic trends lifted the sector, but there were stumbles related to controversy over high drug prices and lofty valuations of biotechnology stocks.

Technology returned almost 4%. As with health care, results paled compared with some robust recent periods but were still positive. Gains from internet and software firms were partially offset by poorer performance from computer hardware and semiconductor companies.

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
Total Stock Market Index Fund Investor Shares	7.39%
Spliced Total Stock Market Index	7.51
Multi-Cap Core Funds Average	5.81

For a benchmark description, see the Glossary.

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

The financial sector, the fund’s largest, mirrored the broader market’s return with a result that was barely positive. Real estate investment trusts (REITs) and banks managed to produce small returns, while asset managers and life insurance companies declined.

Tight tracking is evident over the previous decade

Over the last ten years, the Total Stock Market Index Fund’s Investor Shares have produced an average annual return of 7.39%, in line with the benchmark and more than 1 percentage point higher than peer funds, many of which are actively managed.

First and foremost, the fund’s objective is to track the index closely, and its success in doing so is a testament to the expertise and experience of the fund’s advisor, Vanguard Equity Index Group.

This group of professionals uses well-honed portfolio construction and trading methodologies that have allowed Vanguard to provide effective index-tracking regardless of the market’s volatility or direction.

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief
Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending
2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see
Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015. Results from the model may vary with each use and over time. For more information, please see page 7.

6

The fund has also benefited from its low costs, which help close the gap between the index’s results and yours.

To reach your long-term goals, be realistic and try to save more

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, the markets have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that markets aren’t always favorable. The U.S. stock and bond markets were barely positive, and international stocks and unhedged bonds finished in the red.

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 6 and Vanguard’s Economic and Investment Outlook, available at vanguard. com/research.)

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today.

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead,

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

particularly as markets adjust to changes in policies from the Fed and other central banks.

And, as always, investors would be well-served to follow Vanguard’s principles for investing success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2016

8

Total Stock Market Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VTSMX	VTI	VTSAX	VITSX	VSMPX
Expense Ratio1	0.17%	0.05%	0.05%	0.04%	0.02%
30-Day SEC Yield	1.88%	2.00%	2.00%	2.02%	2.04%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,757	3,743
Median Market Cap	$51.9B	$49.9B
Price/Earnings Ratio	21.9x	21.9x
Price/Book Ratio	2.7x	2.7x
Return on Equity	17.4%	17.2%
Earnings Growth
Rate	9.4%	9.4%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	3%	—
Short-Term
Reserves	0.1%	—

Sector Diversification (% of equity exposure)

		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.3%	2.3%
Consumer Goods	10.3	10.3
Consumer Services	14.0	14.0
Financials	19.5	19.5
Health Care	14.1	14.1
Industrials	12.3	12.3
Oil & Gas	6.0	6.0
Technology	16.2	16.2
Telecommunications	2.2	2.2
Utilities	3.1	3.1

Volatility Measures
Spliced Total
Stock Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	2.6%
Alphabet Inc.	Internet	2.1
Microsoft Corp.	Software	1.9
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
General Electric Co.	Diversified Industrials	1.3
Johnson & Johnson	Pharmaceuticals	1.3
Amazon.com Inc.	Broadline Retailers	1.2
Berkshire Hathaway Inc. Reinsurance		1.2
Wells Fargo & Co.	Banks	1.1
JPMorgan Chase & Co.	Banks	1.1
Top Ten		15.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.16% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.02% for Institutional Plus Shares (annualized since inception).

9

Total Stock Market Index Fund

10

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Total Stock Market Index Fund
	Investor Shares	0.29%	12.03%	7.39%	$20,404
••••••••	Spliced Total Stock Market Index	0.40	12.18	7.51	20,634
– – – –	Multi-Cap Core Funds Average	-2.29	9.61	5.81	17,587
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value		0.40%	12.16%	7.51%	$20,631
Spliced Total Stock Market Index		0.40	12.18	7.51	20,634

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Total Stock Market Index Fund Admiral
Shares		0.39%	12.16%	7.51%	$20,622
Spliced Total Stock Market Index		0.40	12.18	7.51	20,634

See Financial Highlights for dividend and capital gains information.

11

Total Stock Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2015
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Institutional
Shares	0.42%	12.17%	7.52%	$10,326,742
Spliced Total Stock Market Index	0.40	12.18	7.51	10,317,193

			Since	Final Value
			Inception	of a $100,000,000
			(4/28/2015)	Investment
Total Stock Market Index Fund Institutional
Plus Shares			-3.28%	$96,724,672
CRSP US Total Market Index			-3.29	96,707,495
Dow Jones U.S. Total Stock Market Float
Adjusted Index			-3.28	96,724,870
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2005, Through December 31, 2015
	One	Five	Ten
	Year	Years	Years
Total Stock Market Index Fund ETF Shares Market
Price	0.37%	77.38%	106.30%
Total Stock Market Index Fund ETF Shares Net
Asset Value	0.40	77.49	106.31
Spliced Total Stock Market Index	0.40	77.62	106.34

12

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		9,158,407	2.3%

Consumer Goods
Procter & Gamble Co.	49,897,085	3,962,328	1.0%
Coca-Cola Co.	71,806,305	3,084,799	0.8%
PepsiCo Inc.	26,732,123	2,671,074	0.6%
Philip Morris International Inc.	28,417,610	2,498,192	0.6%
Altria Group Inc.	35,954,691	2,092,923	0.5%
NIKE Inc. Class B	24,746,368	1,546,648	0.4%
Consumer Goods—Other †		25,205,220	6.3%
		41,061,184	10.2%
Consumer Services
* Amazon.com Inc.	6,875,454	4,647,051	1.2%
Home Depot Inc.	23,256,656	3,075,693	0.8%
Walt Disney Co.	27,282,122	2,866,805	0.7%
Comcast Corp. Class A	44,784,115	2,527,168	0.6%
McDonald’s Corp.	16,838,583	1,989,310	0.5%
CVS Health Corp.	20,301,420	1,984,870	0.5%
Wal-Mart Stores Inc.	26,454,106	1,621,637	0.4%
Starbucks Corp.	25,866,651	1,552,775	0.4%
Consumer Services—Other †		35,312,279	8.8%
		55,577,588	13.9%
Financials
Wells Fargo & Co.	84,407,813	4,588,409	1.2%
* Berkshire Hathaway Inc. Class B	33,807,482	4,463,940	1.1%
JPMorgan Chase & Co.	67,562,732	4,461,167	1.1%
Bank of America Corp.	190,988,325	3,214,334	0.8%
Visa Inc. Class A	35,691,364	2,767,865	0.7%
Citigroup Inc.	51,916,315	2,686,669	0.7%
MasterCard Inc. Class A	18,163,115	1,768,361	0.4%

13

Total Stock Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* Berkshire Hathaway Inc. Class A	863	170,701	0.0%
Financials—Other †		53,434,303	13.3%
		77,555,749	19.3%
Health Care
Johnson & Johnson	50,733,121	5,211,306	1.3%
Pfizer Inc.	113,180,468	3,653,465	0.9%
Merck & Co. Inc.	51,221,217	2,705,505	0.7%
Gilead Sciences Inc.	26,426,025	2,674,049	0.7%
* Allergan plc	7,225,025	2,257,820	0.6%
Amgen Inc.	13,901,042	2,256,556	0.6%
Bristol-Myers Squibb Co.	30,580,497	2,103,632	0.5%
UnitedHealth Group Inc.	17,475,043	2,055,764	0.5%
Medtronic plc	25,931,450	1,994,647	0.5%
* Celgene Corp.	14,402,865	1,724,887	0.4%
AbbVie Inc.	28,470,169	1,686,573	0.4%
Eli Lilly & Co.	18,279,233	1,540,208	0.4%
Health Care—Other †		26,285,264	6.5%
		56,149,676	14.0%
Industrials
General Electric Co.	173,064,066	5,390,946	1.4%
3M Co.	11,294,457	1,701,397	0.4%
Boeing Co.	11,679,686	1,688,766	0.4%
Industrials—Other †		40,404,072	10.1%
		49,185,181	12.3%
Oil & Gas
Exxon Mobil Corp.	76,325,369	5,949,562	1.5%
Chevron Corp.	34,502,641	3,103,858	0.8%
Schlumberger Ltd.	23,113,905	1,612,195	0.4%
Oil & Gas—Other †		13,240,179	3.3%
		23,905,794	6.0%

[1]Other †		2,991	0.0%

Technology
Apple Inc.	97,115,836	10,222,413	2.6%
Microsoft Corp.	139,139,690	7,719,470	1.9%
* Alphabet Inc. Class A	5,349,364	4,161,859	1.0%
* Facebook Inc. Class A	39,548,793	4,139,177	1.0%
* Alphabet Inc.	5,376,206	4,079,895	1.0%
Intel Corp.	86,562,141	2,982,066	0.8%
Cisco Systems Inc.	93,085,371	2,527,733	0.6%
International Business Machines Corp.	16,011,036	2,203,439	0.6%
Oracle Corp.	58,669,027	2,143,180	0.5%
Technology—Other †		24,300,738	6.1%
		64,479,970	16.1%
Telecommunications
AT&T Inc.	112,756,002	3,879,934	1.0%
Verizon Communications Inc.	74,579,172	3,447,049	0.9%
Telecommunications—Other †		1,435,797	0.3%
		8,762,780	2.2%

14

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Utilities †			12,266,244	3.1%
Total Common Stocks (Cost $285,446,454)			398,105,564	99.4%[2]

	Coupon	Shares
Temporary Cash Investments
Money Market Fund
3,[4] Vanguard Market Liquidity Fund	0.363%	4,729,461,508	4,729,462	1.2%

[5,6]U.S. Government and Agency Obligations †			155,372	0.0%
Total Temporary Cash Investments (Cost $4,884,822)			4,884,834	1.2%[2]
[7]Total Investments (Cost $290,331,276)			402,990,398	100.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			35,094
Receivables for Investment Securities Sold			3,884
Receivables for Accrued Income			547,739
Receivables for Capital Shares Issued			1,566,239
Other Assets			65,945
Total Other Assets			2,218,901	0.5%
Liabilities
Payables for Investment Securities Purchased			(2,290,037)
Collateral for Securities on Loan			(1,834,498)
Payables for Capital Shares Redeemed			(118,817)
Payables to Vanguard			(211,279)
Other Liabilities			(103,611)
Total Liabilities			(4,558,242)	(1.1%)
Net Assets			400,651,057	100.0%

At December 31, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				289,350,157
Overdistributed Net Investment Income				(83,137)
Accumulated Net Realized Losses				(1,300,679)
Unrealized Appreciation (Depreciation)
Investment Securities				112,659,122
Futures Contracts				26,225
Swap Contracts				(631)
Net Assets				400,651,057

Investor Shares—Net Assets
Applicable to 1,896,992,122 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				96,322,638
Net Asset Value Per Share—Investor Shares				$50.78

15

Total Stock Market Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 550,446,327 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	57,433,884
Net Asset Value Per Share—ETF Shares	$104.34

Admiral Shares—Net Assets
Applicable to 2,487,891,207 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	126,363,349
Net Asset Value Per Share—Admiral Shares	$50.79

Institutional Shares—Net Assets
Applicable to 1,130,676,081 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	57,437,744
Net Asset Value Per Share—Institutional Shares	$50.80

Institutional Plus Shares—Net Assets
Applicable to 662,298,557 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	63,093,442
Net Asset Value Per Share—Institutional Plus Shares	$95.26

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,834,498,000 of collateral received for securities on loan.
5 Securities with a value of $118,549,000 and cash of $31,198,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,156,000 have been segregated as collateral for open over-the-counter swap contracts.
7 The total value of securities on loan is $1,713,056,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	7,909,018
Interest[1]	3,502
Securities Lending	95,010
Total Income	8,007,530
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22,376
Management and Administrative—Investor Shares	148,542
Management and Administrative—ETF Shares	17,914
Management and Administrative—Admiral Shares	41,686
Management and Administrative—Institutional Shares	16,720
Management and Administrative—Institutional Plus Shares	4,372
Marketing and Distribution—Investor Shares	22,020
Marketing and Distribution—ETF Shares	5,330
Marketing and Distribution—Admiral Shares	11,237
Marketing and Distribution—Institutional Shares	7,494
Marketing and Distribution—Institutional Plus Shares	182
Custodian Fees	3,636
Auditing Fees	48
Shareholders’ Reports—Investor Shares	53
Shareholders’ Reports—ETF Shares	718
Shareholders’ Reports—Admiral Shares	269
Shareholders’ Reports—Institutional Shares	107
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	268
Total Expenses	302,972
Net Investment Income	7,704,558
Realized Net Gain (Loss)
Investment Securities Sold	12,605,126
Futures Contracts	225,238
Swap Contracts	(16,047)
Realized Net Gain (Loss)	12,814,317
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(18,389,876)
Futures Contracts	(27,409)
Swap Contracts	(2,854)
Change in Unrealized Appreciation (Depreciation)	(18,420,139)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,098,736
1 Interest income from an affiliated company of the fund was $3,307,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,704,558	6,338,343
Realized Net Gain (Loss)	12,814,317	5,536,438
Change in Unrealized Appreciation (Depreciation)	(18,420,139)	29,566,230
Net Increase (Decrease) in Net Assets Resulting from Operations	2,098,736	41,441,011
Distributions
Net Investment Income
Investor Shares	(2,011,483)	(1,960,851)
ETF Shares	(1,092,307)	(840,367)
Admiral Shares	(2,411,516)	(1,880,181)
Signal Shares	—	(121,148)
Institutional Shares	(1,465,290)	(1,532,803)
Institutional Plus Shares	(670,898)	—
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(7,651,494)	(6,335,350)
Capital Share Transactions
Investor Shares	(20,386,722)	1,473,741
ETF Shares	7,518,595	7,232,036
Admiral Shares	10,860,724	20,691,802
Signal Shares	—	(11,447,555)
Institutional Shares	(40,464,087)	22,615,084
Institutional Plus Shares	65,672,415	—
Net Increase (Decrease) from Capital Share Transactions	23,200,925	40,565,108
Total Increase (Decrease)	17,648,167	75,670,769
Net Assets
Beginning of Period	383,002,890	307,332,121
End of Period[1]	400,651,057	383,002,890

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($83,137,000) and ($120,172,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$51.58	$46.67	$35.64	$31.29	$31.56
Investment Operations
Net Investment Income	. 954.854		.757	.720	.565
Net Realized and Unrealized Gain (Loss)
on Investments	(. 807)	4.907	11.038	4.350	(.273)
Total from Investment Operations	.147	5.761	11.795	5.070	.292
Distributions
Dividends from Net Investment Income	(.947)	(.851)	(.765)	(.720)	(.562)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 947)	(.851)	(.765)	(.720)	(.562)
Net Asset Value, End of Period	$50.78	$51.58	$46.67	$35.64	$31.29

Total Return[1]	0.29%	12.43%	33.35%	16.25%	0.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$96,323	$117,966	$105,008	$78,936	$62,668
Ratio of Total Expenses to Average Net Assets	0.16%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.85%	1.77%	1.84%	2.11%	1.79%
Portfolio Turnover Rate[2]	3%	3%	4%	3%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$106.00	$95.91	$73.24	$64.29	$64.86
Investment Operations
Net Investment Income	2.082	1.874	1.657	1.564	1.238
Net Realized and Unrealized Gain (Loss)
on Investments	(1.675)	10.085	22.686	8.949	(.575)
Total from Investment Operations	. 407	11.959	24.343	10.513	.663
Distributions
Dividends from Net Investment Income	(2.067)	(1.869)	(1.673)	(1.563)	(1.233)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.067)	(1.869)	(1.673)	(1.563)	(1.233)
Net Asset Value, End of Period	$104.34	$106.00	$95.91	$73.24	$64.29

Total Return	0.40%	12.56%	33.51%	16.41%	1.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,434	$50,886	$39,165	$24,270	$19,521
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.89%	1.96%	2.23%	1.91%
Portfolio Turnover Rate[1]	3%	3%	4%	3%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$51.60	$46.69	$35.65	$31.30	$31.57
Investment Operations
Net Investment Income	1.013	.912	.807	.761	.602
Net Realized and Unrealized Gain (Loss)
on Investments	(. 818)	4.908	11.047	4.350	(.273)
Total from Investment Operations	.195	5.820	11.854	5.111	.329
Distributions
Dividends from Net Investment Income	(1.005)	(.910)	(.814)	(.761)	(.599)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.005)	(.910)	(.814)	(.761)	(.599)
Net Asset Value, End of Period	$50.79	$51.60	$46.69	$35.65	$31.30

Total Return[1]	0.39%	12.56%	33.52%	16.38%	1.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$126,363	$117,476	$86,541	$59,771	$49,496
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.89%	1.96%	2.23%	1.91%
Portfolio Turnover Rate[2]	3%	3%	4%	3%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$51.60	$46.69	$35.66	$31.30	$31.57
Investment Operations
Net Investment Income	1.017	.915	.808	.763	.603
Net Realized and Unrealized Gain (Loss)
on Investments	(. 808)	4.908	11.038	4.359	(.272)
Total from Investment Operations	.209	5.823	11.846	5.122	.331
Distributions
Dividends from Net Investment Income	(1.009)	(.913)	(.816)	(.762)	(.601)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.009)	(.913)	(.816)	(.762)	(.601)
Net Asset Value, End of Period	$50.80	$51.60	$46.69	$35.66	$31.30

Total Return	0.42%	12.56%	33.49%	16.42%	1.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,438	$96,674	$65,738	$39,367	$29,467
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.97%	1.90%	1.97%	2.24%	1.92%
Portfolio Turnover Rate[1]	3%	3%	4%	3%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
April 28, 2015[1] to
For a Share Outstanding Throughout the Period	December 31, 2015
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income	1.335
Net Realized and Unrealized Gain (Loss) on Investments	(4.631)
Total from Investment Operations	(3.296)
Distributions
Dividends from Net Investment Income	(1.444)
Distributions from Realized Capital Gains	—
Total Distributions	(1.444)
Net Asset Value, End of Period	$95.26

Total Return	-3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%[2]
Ratio of Net Investment Income to Average Net Assets	1.99%[2]
Portfolio Turnover Rate [3]	3%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

24

Total Stock Market Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2015, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned.

25

Total Stock Market Index Fund

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

26

Total Stock Market Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $35,094,000, representing 0.01% of the fund’s net assets and 14.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	398,102,532	35	2,997
Temporary Cash Investments	4,729,462	155,372	—
Futures Contracts—Assets[1]	5,311	—	—
Futures Contracts—Liabilities[1]	(33,683)	—	—
Swap Contracts—Assets	—	388	—
Swap Contracts—Liabilities	—	(1,019)	—
Total	402,803,622	154,776	2,997
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	22,960	2,336,639	23,731
E-mini Russell 2000 Index	March 2016	957	108,285	2,087
E-mini S&P MidCap 400 Index	March 2016	240	33,444	407
				26,225

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

Total Stock Market Index Fund

At December 31, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	1/11/16	GSBUSA	3,252	(0.693%)	(27)
Empire State Realty Trust Inc.	2/17/16	GSBUSA	12,190	(0.695%)	388
SLM Corp.	3/21/16	GSI	28,910	(0.802%)	(992)
					(631)
GSBUSA—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.

At December 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $547,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $18,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2015, had unrealized appreciation of $8,922,000, all of which has been distributed and is reflected in the balance of overdistributed net investment income.

During the year ended December 31, 2015, the fund realized $11,693,991,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $16,047,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2015, the fund had $118,094,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $917,767,000 to offset taxable capital gains realized during the year ended December 31, 2015. At December 31, 2015, the fund had available capital losses totaling $1,270,736,000 to offset future net capital gains. Of this amount, $1,003,435,000 is subject to expiration on December 31, 2016. Capital losses of $267,301,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

28

Total Stock Market Index Fund

At December 31, 2015, the cost of investment securities for tax purposes was $290,340,198,000. Net unrealized appreciation of investment securities for tax purposes was $112,650,200,000, consisting of unrealized gains of $129,321,634,000 on securities that had risen in value since their purchase and $16,671,434,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $55,913,069,000 of investment securities and sold $32,374,141,000 of investment securities, other than temporary cash investments. Purchases and sales include $16,876,036,000 and $18,635,547,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	9,615,095	187,612	13,269,562	278,821
Issued in Lieu of Cash Distributions	2,000,863	39,195	1,951,687	39,347
Redeemed	(32,002,680)	(616,831)	(13,747,508)	(281,022)
Net Increase (Decrease)—Investor Shares	(20,386,722)	(390,024)	1,473,741	37,146
ETF Shares
Issued	25,815,534	241,287	13,809,740	137,515
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(18,296,939)	(170,900)	(6,577,704)	(65,800)
Net Increase (Decrease)—ETF Shares	7,518,595	70,387	7,232,036	71,715
Admiral Shares
Issued[1]	22,278,360	430,686	28,300,043	579,782
Issued in Lieu of Cash Distributions	2,101,249	41,298	1,654,483	33,282
Redeemed	(13,518,885)	(260,874)	(9,262,724)	(189,917)
Net Increase (Decrease) —Admiral Shares	10,860,724	211,110	20,691,802	423,147
Signal Shares
Issued	—	—	1,941,106	42,389
Issued in Lieu of Cash Distributions	—	—	105,979	2,263
Redeemed[1]	—	—	(13,494,640)	(286,099)
Net Increase (Decrease)—Signal Shares	—	—	(11,447,555)	(241,447)
Institutional Shares
Issued	34,182,938	666,236	27,653,328	568,377
Issued in Lieu of Cash Distributions	1,369,736	26,567	1,457,656	29,311
Redeemed	(76,016,761)	(1,435,499)	(6,495,900)	(132,169)
Net Increase (Decrease) —Institutional Shares	(40,464,087)	(742,696)	22,615,084	465,519

29

Total Stock Market Index Fund

			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares[2]
Issued	70,375,821	710,136	—	—
Issued in Lieu of Cash Distributions	668,273	7,223	—	—
Redeemed	(5,371,679)	(55,060)	—	—
Net Increase (Decrease) —Institutional Plus Shares	65,672,415	662,299	—	—

1 Admiral Shares Issued and Signal Shares Redeemed include $9,780,011,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

2 Inception was April 28, 2015, for Institutional Plus Shares.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund: In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 11, 2016

Special 2015 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $7,651,494,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 90.5% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

31

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total Stock Market Index Fund Investor Shares

Periods Ended December 31, 2015

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	0.29%	12.03%	7.39%
Returns After Taxes on Distributions	-0.15	11.61	7.04
Returns After Taxes on Distributions and Sale of Fund Shares	0.53	9.60	5.99

32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

33

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$984.80	$0.85
ETF Shares	1,000.00	985.29	0.25
Admiral Shares	1,000.00	985.38	0.25
Institutional Shares	1,000.00	985.44	0.20
Institutional Plus Shares	1,000.00	985.43	0.10
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.95	0.26
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

34

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

35

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

36

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1 F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller
Martha G. King
John T. Marcante

Chris D. McIsaac
James M. Norris
Thomas M. Rampulla
Glenn W. Reed
Karin A. Risi

Chairman Emeritus and Senior Advisor John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2015: $484,000 Fiscal Year Ended December 31, 2014: $454,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2015: $7,000,200
Fiscal Year Ended December 31, 2014: $6,605,127

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2015: $2,899,096
Fiscal Year Ended December 31, 2014: $2,176,479

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2015: $353,389
Fiscal Year Ended December 31, 2014: $316,869

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2015: $202,313
Fiscal Year Ended December 31, 2014: $198,163

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2015: $555,702
Fiscal Year Ended December 31, 2014: $515,032

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)

Common Stocks (99.5%)[1]
Basic Materials (2.8%)
	RPM International Inc.	2,657,503	117,090
	Steel Dynamics Inc.	4,594,835	82,110
	NewMarket Corp.	203,564	77,503
	Olin Corp.	3,299,175	56,944
	Sensient Technologies Corp.	904,170	56,800
	PolyOne Corp.	1,717,750	54,556
	Compass Minerals International Inc.	670,810	50,492
	Royal Gold Inc.	1,298,915	47,371
	Domtar Corp.	1,250,932	46,222
	Cabot Corp.	1,120,907	45,823
	KapStone Paper and Packaging Corp.	1,725,394	38,977
	Balchem Corp.	635,308	38,627
	HB Fuller Co.	1,020,033	37,201
*	Chemtura Corp.	1,337,069	36,462
^	CONSOL Energy Inc.	4,549,614	35,942
	Commercial Metals Co.	2,332,791	31,936
	Minerals Technologies Inc.	691,583	31,716
*	Platform Specialty Products Corp.	2,334,778	29,955
	Carpenter Technology Corp.	977,700	29,595
*	Cambrex Corp.	626,320	29,493
	Kaiser Aluminum Corp.	336,674	28,166
	Worthington Industries Inc.	895,199	26,981
	Innospec Inc.	462,782	25,134
	Allegheny Technologies Inc.	2,199,135	24,740
^	United States Steel Corp.	2,948,843	23,532
	Huntsman Corp.	2,067,002	23,502
	Axiall Corp.	1,421,051	21,884
*	Stillwater Mining Co.	2,427,503	20,804
^	US Silica Holdings Inc.	1,075,168	20,138
	Stepan Co.	404,687	20,109
	Quaker Chemical Corp.	254,615	19,671
*	Ferro Corp.	1,753,002	19,493
	Chemours Co.	3,632,675	19,471
	Calgon Carbon Corp.	1,050,768	18,126
	A Schulman Inc.	559,278	17,136
	PH Glatfelter Co.	870,650	16,055
*	Clearwater Paper Corp.	336,181	15,306
	Hecla Mining Co.	7,585,115	14,336
	Globe Specialty Metals Inc.	1,332,112	14,320
	Deltic Timber Corp.	228,426	13,447
*	Univar Inc.	692,279	11,776
	Innophos Holdings Inc.	375,216	10,874
*	Kraton Performance Polymers Inc.	607,413	10,089
	Haynes International Inc.	250,081	9,175
*	Resolute Forest Products Inc.	1,155,920	8,750
	Rayonier Advanced Materials Inc.	860,416	8,423
	American Vanguard Corp.	556,149	7,792
*,^	AK Steel Holding Corp.	3,396,588	7,608
*	Koppers Holdings Inc.	392,645	7,166
	Tredegar Corp.	523,894	7,135
*	Coeur Mining Inc.	2,745,976	6,810
	FutureFuel Corp.	483,007	6,521
	Tronox Ltd. Class A	1,247,305	4,877
*	Century Aluminum Co.	960,323	4,245
*,^	Cliffs Natural Resources Inc.	2,613,885	4,130
*	Intrepid Potash Inc.	1,145,312	3,379
	Kronos Worldwide Inc.	467,494	2,637
	SunCoke Energy Inc.	639,364	2,219
*,^	Peabody Energy Corp.	202,672	1,556
*	Fairmount Santrol Holdings Inc.	643,514	1,512
*	LSB Industries Inc.	193,710	1,404

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Cloud Peak Energy Inc.	611,368	1,272
*,^	Horsehead Holding Corp.	578,981	1,187
*	NL Industries Inc.	41,958	127
*	Alpha Natural Resources Inc.	864	—
*	Hycroft Mining Corp.	193	—
	Rentech Inc.	1	—
			1,507,830
Consumer Goods (7.4%)
	Ingredion Inc.	1,429,053	136,960
*	Middleby Corp.	1,144,917	123,502
	Leggett & Platt Inc.	2,582,474	108,515
*	Toll Brothers Inc.	3,168,367	105,507
	Pinnacle Foods Inc.	2,329,024	98,890
*	Visteon Corp.	816,789	93,522
	Gentex Corp.	5,791,891	92,728
	Brunswick Corp.	1,818,632	91,859
	Goodyear Tire & Rubber Co.	2,696,996	88,111
	Carter's Inc.	986,560	87,833
*	Tempur Sealy International Inc.	1,243,140	87,592
*	Hain Celestial Group Inc.	2,057,268	83,093
*	Skechers U.S.A. Inc. Class A	2,595,796	78,419
	Flowers Foods Inc.	3,607,247	77,520
*	Post Holdings Inc.	1,240,484	76,538
*,^	Herbalife Ltd.	1,294,283	69,399
*	WhiteWave Foods Co. Class A	1,760,409	68,497
	Pool Corp.	809,222	65,369
*	TreeHouse Foods Inc.	818,604	64,228
	CalAtlantic Group Inc.	1,571,108	59,576
	Scotts Miracle-Gro Co. Class A	922,426	59,506
*	Take-Two Interactive Software Inc.	1,607,336	56,000
*	Vista Outdoor Inc.	1,240,289	55,205
*	Helen of Troy Ltd.	561,897	52,959
	Thor Industries Inc.	938,613	52,703
*	Tenneco Inc.	1,093,298	50,193
	Spectrum Brands Holdings Inc.	470,512	47,898
	Tupperware Brands Corp.	855,842	47,628
*	Kate Spade & Co.	2,541,723	45,166
	Lancaster Colony Corp.	381,231	44,017
	Energizer Holdings Inc.	1,255,018	42,746
	Cooper Tire & Rubber Co.	1,115,659	42,228
	Dana Holding Corp.	3,044,078	42,008
^	Nu Skin Enterprises Inc. Class A	1,082,519	41,017
*	Zynga Inc. Class A	15,148,140	40,597
	B&G Foods Inc.	1,154,012	40,413
	Vector Group Ltd.	1,708,635	40,307
	Snyder's-Lance Inc.	1,127,735	38,681
*	TRI Pointe Group Inc.	2,897,297	36,709
*	Boston Beer Co. Inc. Class A	180,590	36,463
*	G-III Apparel Group Ltd.	809,990	35,850
	Avon Products Inc.	8,788,152	35,592
	J&J Snack Foods Corp.	301,631	35,191
	Herman Miller Inc.	1,208,400	34,681
*	Darling Ingredients Inc.	3,278,815	34,493
*	Gentherm Inc.	727,635	34,490
*	Steven Madden Ltd.	1,121,042	33,878
	Wolverine World Wide Inc.	1,945,534	32,510
	HNI Corp.	879,451	31,713
	Dean Foods Co.	1,818,685	31,190
*,^	Fossil Group Inc.	825,873	30,194
*	Dorman Products Inc.	635,860	30,184
^	Sanderson Farms Inc.	383,864	29,757
*,^	GoPro Inc. Class A	1,615,138	29,089
*	Deckers Outdoor Corp.	611,387	28,857
	Drew Industries Inc.	461,991	28,131

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Columbia Sportswear Co.	567,045	27,649
*	American Axle & Manufacturing Holdings Inc.	1,457,371	27,603
	WD-40 Co.	271,747	26,808
^	Cal-Maine Foods Inc.	573,149	26,560
	Fresh Del Monte Produce Inc.	675,996	26,283
	Schweitzer-Mauduit International Inc.	614,416	25,799
*	Meritage Homes Corp.	758,773	25,791
	La-Z-Boy Inc.	1,018,094	24,862
	Steelcase Inc. Class A	1,638,233	24,410
	Universal Corp.	434,254	24,353
	Interface Inc. Class A	1,261,438	24,144
*,^	Wayfair Inc.	488,928	23,283
*	Cooper-Standard Holding Inc.	296,121	22,976
*	Select Comfort Corp.	1,008,113	21,584
	KB Home	1,741,331	21,471
*	Diamond Foods Inc.	537,786	20,732
	MDC Holdings Inc.	785,488	20,053
*	iRobot Corp.	549,723	19,460
*	Tumi Holdings Inc.	1,159,100	19,276
	Oxford Industries Inc.	299,706	19,127
	Knoll Inc.	930,989	17,503
	Andersons Inc.	533,482	16,874
*	Seaboard Corp.	5,780	16,732
*	TiVo Inc.	1,854,934	16,008
	Coca-Cola Bottling Co. Consolidated	84,823	15,481
*	ACCO Brands Corp.	2,170,075	15,473
*	USANA Health Sciences Inc.	115,809	14,795
*,^	Blue Buffalo Pet Products Inc.	787,089	14,726
*	Crocs Inc.	1,424,032	14,582
	Briggs & Stratton Corp.	838,879	14,513
	Ethan Allen Interiors Inc.	513,576	14,288
*	Boulder Brands Inc.	1,172,015	12,869
^	Tootsie Roll Industries Inc.	381,563	12,054
	Phibro Animal Health Corp. Class A	360,129	10,851
*	Taylor Morrison Home Corp. Class A	663,248	10,612
*	National Beverage Corp.	232,485	10,564
*	RealD Inc.	919,508	9,701
*	Blount International Inc.	968,511	9,501
*	Central Garden & Pet Co. Class A	655,181	8,910
*	Modine Manufacturing Co.	967,394	8,755
	National Presto Industries Inc.	104,264	8,639
	Superior Industries International Inc.	454,245	8,367
	Inter Parfums Inc.	342,816	8,166
	Movado Group Inc.	314,811	8,094
*	DTS Inc.	346,917	7,833
*,^	Iconix Brand Group Inc.	919,277	6,279
*	Vera Bradley Inc.	395,975	6,240
*	Revlon Inc. Class A	210,371	5,857
*	Eastman Kodak Co.	462,088	5,795
	Metaldyne Performance Group Inc.	261,067	4,788
*	Federal-Mogul Holdings Corp.	679,256	4,653
*,^	Elizabeth Arden Inc.	419,286	4,151
*	Amplify Snack Brands Inc.	227,001	2,615
*	Central Garden & Pet Co.	165,944	2,243
*,^	Hovnanian Enterprises Inc. Class A	1,183,093	2,141
	Titan International Inc.	430,347	1,695
*	Vince Holding Corp.	165,275	757
			4,011,231
Consumer Services (13.0%)
*	JetBlue Airways Corp.	6,292,913	142,534
	Cablevision Systems Corp. Class A	4,223,013	134,714
	Domino's Pizza Inc.	1,091,553	121,435
	TEGNA Inc.	4,428,457	113,014
	KAR Auction Services Inc.	2,747,499	101,740

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	ServiceMaster Global Holdings Inc.	2,570,035	100,848
	Service Corp. International	3,729,111	97,031
	Casey's General Stores Inc.	778,830	93,810
	Vail Resorts Inc.	730,050	93,439
*	Panera Bread Co. Class A	475,406	92,600
*	AMC Networks Inc. Class A	1,216,500	90,848
*	Sally Beauty Holdings Inc.	3,034,298	84,627
*	VCA Inc.	1,530,261	84,164
	Six Flags Entertainment Corp.	1,514,950	83,231
*,^	Copart Inc.	2,161,961	82,176
*	Rite Aid Corp.	10,452,405	81,947
	Dunkin' Brands Group Inc.	1,851,033	78,836
	Dun & Bradstreet Corp.	722,031	75,041
*	Avis Budget Group Inc.	2,004,288	72,736
*	Sprouts Farmers Market Inc.	2,733,578	72,686
	Cinemark Holdings Inc.	2,086,072	69,737
*	Live Nation Entertainment Inc.	2,830,260	69,540
*	Madison Square Garden Co. Class A	408,891	66,159
*	Burlington Stores Inc.	1,518,607	65,148
	Dick's Sporting Goods Inc.	1,801,122	63,670
	Lions Gate Entertainment Corp.	1,931,582	62,564
	Sabre Corp.	2,214,567	61,941
*	Office Depot Inc.	10,971,282	61,878
*	Restoration Hardware Holdings Inc.	766,382	60,889
*	Buffalo Wild Wings Inc.	380,816	60,797
^	Cracker Barrel Old Country Store Inc.	478,697	60,713
*,^	SolarCity Corp.	1,176,813	60,041
^	GameStop Corp. Class A	2,109,216	59,142
*	Starz	1,744,566	58,443
*	Houghton Mifflin Harcourt Co.	2,647,595	57,665
	Brinker International Inc.	1,190,840	57,101
*	Spirit Airlines Inc.	1,430,429	57,003
*	Bright Horizons Family Solutions Inc.	847,357	56,603
	CST Brands Inc.	1,436,306	56,217
	Jack in the Box Inc.	715,691	54,901
*	Pandora Media Inc.	4,073,615	54,627
	American Eagle Outfitters Inc.	3,501,010	54,266
	Tribune Media Co. Class A	1,598,930	54,060
*	Murphy USA Inc.	888,391	53,961
	GNC Holdings Inc. Class A	1,645,402	51,040
	Rollins Inc.	1,957,969	50,711
*	Beacon Roofing Supply Inc.	1,177,796	48,502
	Chemed Corp.	319,097	47,801
	Lithia Motors Inc. Class A	448,037	47,792
^	Wendy's Co.	4,356,042	46,915
	AMERCO	117,082	45,603
*	Cabela's Inc.	965,877	45,135
	Allegiant Travel Co. Class A	268,099	44,995
	Texas Roadhouse Inc. Class A	1,256,521	44,946
	Graham Holdings Co. Class B	92,208	44,718
	Sinclair Broadcast Group Inc. Class A	1,369,349	44,559
	John Wiley & Sons Inc. Class A	976,731	43,982
*	Urban Outfitters Inc.	1,822,651	41,465
	Cheesecake Factory Inc.	891,974	41,129
	Cable One Inc.	93,228	40,429
	Bloomin' Brands Inc.	2,384,629	40,276
	Monro Muffler Brake Inc.	604,595	40,036
	Churchill Downs Inc.	279,779	39,586
*,^	JC Penney Co. Inc.	5,775,550	38,465
*	Yelp Inc. Class A	1,327,940	38,245
	Big Lots Inc.	986,827	38,032
	Gannett Co. Inc.	2,322,908	37,840
*	United Natural Foods Inc.	960,277	37,797
*	Grand Canyon Education Inc.	938,292	37,644

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	DreamWorks Animation SKG Inc. Class A	1,416,341	36,499
*	Pinnacle Entertainment Inc.	1,164,395	36,236
*	SUPERVALU Inc.	5,338,551	36,195
	Abercrombie & Fitch Co.	1,336,860	36,095
	Core-Mark Holding Co. Inc.	437,868	35,879
	DSW Inc. Class A	1,470,211	35,079
	New York Times Co. Class A	2,565,174	34,425
*	Ascena Retail Group Inc.	3,494,294	34,419
*	WebMD Health Corp.	708,702	34,230
	Penske Automotive Group Inc.	806,741	34,157
	Nexstar Broadcasting Group Inc. Class A	579,091	33,993
	Hillenbrand Inc.	1,141,531	33,824
*	Five Below Inc.	1,044,273	33,521
	Dolby Laboratories Inc. Class A	995,614	33,502
	Matthews International Corp. Class A	621,787	33,235
	Meredith Corp.	760,108	32,875
	PriceSmart Inc.	395,854	32,852
	Aaron's Inc.	1,461,488	32,723
	Papa John's International Inc.	582,494	32,544
*	Michaels Cos. Inc.	1,469,041	32,481
	Group 1 Automotive Inc.	424,460	32,132
	HSN Inc.	626,723	31,756
	Choice Hotels International Inc.	620,179	31,263
*	Acxiom Corp.	1,494,212	31,259
	Time Inc.	1,993,201	31,233
*	Boyd Gaming Corp.	1,567,237	31,141
	Sotheby's	1,197,448	30,846
*	Asbury Automotive Group Inc.	454,761	30,669
	Sonic Corp.	941,436	30,418
^	Regal Entertainment Group Class A	1,607,509	30,334
	DeVry Education Group Inc.	1,151,009	29,132
*	Media General Inc.	1,798,379	29,044
*,^	GrubHub Inc.	1,195,315	28,927
	Morningstar Inc.	356,286	28,649
	DineEquity Inc.	333,826	28,265
	Chico's FAS Inc.	2,636,309	28,129
*	Shutterfly Inc.	629,511	28,051
*	Express Inc.	1,622,800	28,042
*	Dave & Buster's Entertainment Inc.	662,557	27,655
*	comScore Inc.	670,159	27,577
	Dillard's Inc. Class A	415,310	27,290
	SeaWorld Entertainment Inc.	1,364,409	26,865
*	Diplomat Pharmacy Inc.	768,304	26,291
*,^	Groupon Inc. Class A	8,528,194	26,182
*	Popeyes Louisiana Kitchen Inc.	447,366	26,171
*	Genesco Inc.	449,781	25,561
*	La Quinta Holdings Inc.	1,806,337	24,584
*	MSG Networks Inc.	1,156,476	24,055
*	Penn National Gaming Inc.	1,455,112	23,311
	Extended Stay America Inc.	1,443,995	22,960
	Marriott Vacations Worldwide Corp.	401,849	22,885
	Guess? Inc.	1,209,642	22,838
	ClubCorp Holdings Inc.	1,240,128	22,657
	Caleres Inc.	838,011	22,475
	Children's Place Inc.	404,329	22,319
	EW Scripps Co. Class A	1,166,797	22,169
*,^	Diamond Resorts International Inc.	856,197	21,842
*	Fresh Market Inc.	878,770	20,581
*	Vitamin Shoppe Inc.	592,433	19,373
*	Pep Boys-Manny Moe & Jack	1,028,608	18,937
*	Constant Contact Inc.	645,976	18,888
*	Krispy Kreme Doughnuts Inc.	1,252,352	18,873
	Scholastic Corp.	485,819	18,733
	Cato Corp. Class A	501,817	18,477

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	National CineMedia Inc.	1,171,972	18,412
	SkyWest Inc.	964,912	18,353
*	Fiesta Restaurant Group Inc.	539,166	18,116
	International Speedway Corp. Class A	536,303	18,084
^	Buckle Inc.	585,220	18,013
*	Hawaiian Holdings Inc.	501,009	17,701
*	BJ's Restaurants Inc.	401,248	17,442
*,^	Mattress Firm Holding Corp.	388,510	17,339
*	Belmond Ltd. Class A	1,753,969	16,663
	New Media Investment Group Inc.	853,107	16,601
	Finish Line Inc. Class A	900,494	16,281
*	Stamps.com Inc.	148,048	16,228
	Bob Evans Farms Inc.	400,202	15,548
	Rent-A-Center Inc.	1,012,308	15,154
*	Caesars Acquisition Co. Class A	2,192,600	14,932
*	Francesca's Holdings Corp.	849,696	14,793
*	Bankrate Inc.	1,088,148	14,472
*	Hibbett Sports Inc.	474,224	14,341
	Men's Wearhouse Inc.	970,369	14,245
	Sonic Automotive Inc. Class A	622,378	14,165
*	Apollo Education Group Inc.	1,825,682	14,003
*	Rush Enterprises Inc. Class A	622,179	13,620
*,^	Weight Watchers International Inc.	574,785	13,105
*	Conn's Inc.	545,005	12,791
*	Strayer Education Inc.	210,295	12,643
	Interval Leisure Group Inc.	807,825	12,610
*,^	Virgin America Inc.	348,434	12,547
	Fred's Inc. Class A	708,976	11,606
^	World Wrestling Entertainment Inc. Class A	606,023	10,811
*	Smart & Final Stores Inc.	592,579	10,791
	Capella Education Co.	230,127	10,636
	AMC Entertainment Holdings Inc.	432,771	10,387
*,^	TrueCar Inc.	1,074,257	10,248
*	Regis Corp.	717,482	10,152
*	Tile Shop Holdings Inc.	613,683	10,064
	Barnes & Noble Inc.	1,138,785	9,919
*	FTD Cos. Inc.	373,717	9,780
*,^	Etsy Inc.	1,169,074	9,657
	Weis Markets Inc.	216,173	9,576
*	Performance Food Group Co.	406,735	9,412
*,^	Scientific Games Corp. Class A	1,036,337	9,296
*	Global Eagle Entertainment Inc.	929,522	9,174
*,^	Caesars Entertainment Corp.	1,162,393	9,171
*,^	Quotient Technology Inc.	1,334,455	9,101
*,^	Lumber Liquidators Holdings Inc.	515,731	8,953
*,^	Sears Holdings Corp.	424,998	8,738
	Pier 1 Imports Inc.	1,684,145	8,572
*	RetailMeNot Inc.	834,166	8,275
*	Angie's List Inc.	881,981	8,247
*	Blue Nile Inc.	218,932	8,129
*	Party City Holdco Inc.	593,068	7,657
*,^	Lands' End Inc.	318,465	7,465
*	Barnes & Noble Education Inc.	725,558	7,219
*	Biglari Holdings Inc.	20,682	6,739
*	Ruby Tuesday Inc.	1,179,192	6,497
*	Potbelly Corp.	482,074	5,645
*	Zumiez Inc.	371,871	5,623
*	American Public Education Inc.	298,672	5,558
*	K12 Inc.	613,819	5,402
*,^	El Pollo Loco Holdings Inc.	422,920	5,342
*,^	Habit Restaurants Inc. Class A	228,643	5,273
	Speedway Motorsports Inc.	249,029	5,160
*,^	Clean Energy Fuels Corp.	1,361,808	4,903
*,^	Planet Fitness Inc. Class A	282,238	4,411

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Clear Channel Outdoor Holdings Inc. Class A	696,620	3,894
*,^	Shake Shack Inc. Class A	91,174	3,611
*,^	Wingstop Inc.	143,444	3,272
*	Rush Enterprises Inc. Class B	146,991	3,219
*	Ollie's Bargain Outlet Holdings Inc.	176,551	3,003
*	Bridgepoint Education Inc.	368,739	2,806
^	Stage Stores Inc.	303,842	2,768
*,^	Container Store Group Inc.	336,996	2,763
*,^	Noodles & Co. Class A	250,953	2,432
*,^	Bojangles' Inc.	143,936	2,284
*	Ascent Capital Group Inc. Class A	116,595	1,949
*	J Alexander's Holdings Inc.	76,193	832
*	Liquidity Services Inc.	32,112	209
	Expedia Inc.	18	2
			6,990,604
Financials (26.5%)
*	Signature Bank	954,765	146,432
	Duke Realty Corp.	6,896,207	144,958
	Arthur J Gallagher & Co.	3,528,332	144,450
	Mid-America Apartment Communities Inc.	1,505,674	136,730
	Omega Healthcare Investors Inc.	3,735,693	130,675
	Regency Centers Corp.	1,880,780	128,119
	Apartment Investment & Management Co.	3,124,434	125,071
*	SVB Financial Group	1,028,506	122,289
*	Liberty Ventures Class A	2,692,106	121,441
	East West Bancorp Inc.	2,874,261	119,454
	Kilroy Realty Corp.	1,841,999	116,562
	WP Carey Inc.	1,876,859	110,735
	National Retail Properties Inc.	2,722,518	109,037
	CBOE Holdings Inc.	1,647,074	106,895
*	Forest City Enterprises Inc. Class A	4,811,974	105,527
	DDR Corp.	6,148,087	103,534
	Equity LifeStyle Properties Inc.	1,515,805	101,059
	American Financial Group Inc.	1,395,753	100,606
	CubeSmart	3,273,384	100,231
	RenaissanceRe Holdings Ltd.	875,996	99,154
	PacWest Bancorp	2,280,372	98,284
	Lamar Advertising Co. Class A	1,637,632	98,225
	StanCorp Financial Group Inc.	845,879	96,329
	BioMed Realty Trust Inc.	4,065,194	96,304
	American Campus Communities Inc.	2,243,657	92,753
	Starwood Property Trust Inc.	4,509,876	92,723
	Liberty Property Trust	2,951,756	91,652
	Taubman Centers Inc.	1,143,064	87,696
	Old Republic International Corp.	4,699,809	87,557
	Douglas Emmett Inc.	2,785,145	86,841
	Spirit Realty Capital Inc.	8,375,415	83,922
	Highwoods Properties Inc.	1,906,016	83,102
	Investors Bancorp Inc.	6,558,333	81,586
	Endurance Specialty Holdings Ltd.	1,262,996	80,819
	Synovus Financial Corp.	2,479,091	80,273
*	Howard Hughes Corp.	703,401	79,597
	Hospitality Properties Trust	3,023,519	79,065
	MarketAxess Holdings Inc.	707,911	78,996
	Bank of the Ozarks Inc.	1,586,690	78,478
	First American Financial Corp.	2,172,846	78,005
	Sovran Self Storage Inc.	723,645	77,654
	Weingarten Realty Investors	2,228,906	77,076
	First Niagara Financial Group Inc.	7,088,997	76,916
	Assured Guaranty Ltd.	2,823,782	74,633
	Brown & Brown Inc.	2,253,368	72,333
	Validus Holdings Ltd.	1,555,145	71,988
	Eaton Vance Corp.	2,206,053	71,542
	CNO Financial Group Inc.	3,715,723	70,933

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	BankUnited Inc.	1,965,092	70,861
*	Alleghany Corp.	147,804	70,640
	Senior Housing Properties Trust	4,748,033	70,461
	Commerce Bancshares Inc.	1,655,385	70,420
	Hanover Insurance Group Inc.	864,685	70,333
	Retail Properties of America Inc.	4,743,954	70,068
*	Equity Commonwealth	2,526,264	70,053
	Umpqua Holdings Corp.	4,400,182	69,963
	EPR Properties	1,194,003	69,789
*	Liberty Broadband Corp.	1,334,527	69,209
	Healthcare Trust of America Inc. Class A	2,540,069	68,506
	Webster Financial Corp.	1,833,038	68,171
	First Horizon National Corp.	4,683,426	68,003
	Sun Communities Inc.	992,195	67,995
	Cullen/Frost Bankers Inc.	1,121,453	67,287
^	Apple Hospitality REIT Inc.	3,311,953	66,140
*	Western Alliance Bancorp	1,841,072	66,021
	DCT Industrial Trust Inc.	1,765,982	65,995
	Gramercy Property Trust	8,434,301	65,113
	NorthStar Realty Finance Corp.	3,778,198	64,343
	Allied World Assurance Co. Holdings AG	1,726,890	64,223
	Post Properties Inc.	1,082,210	64,024
	Prosperity Bancshares Inc.	1,330,249	63,666
	Tanger Factory Outlet Centers Inc.	1,916,418	62,667
	Corrections Corp. of America	2,343,821	62,088
	FirstMerit Corp.	3,314,325	61,812
	White Mountains Insurance Group Ltd.	84,975	61,761
	PrivateBancorp Inc.	1,501,538	61,593
	Paramount Group Inc.	3,392,848	61,411
	Outfront Media Inc.	2,750,722	60,048
*	MGIC Investment Corp.	6,791,164	59,966
	Two Harbors Investment Corp.	7,278,925	58,959
	Aspen Insurance Holdings Ltd.	1,215,351	58,701
	Popular Inc.	2,071,136	58,696
	American Homes 4 Rent Class A	3,512,051	58,511
	Columbia Property Trust Inc.	2,486,590	58,385
	Healthcare Realty Trust Inc.	2,012,226	56,986
	LaSalle Hotel Properties	2,257,998	56,811
	Associated Banc-Corp	3,005,743	56,358
	New Residential Investment Corp.	4,607,800	56,031
*	Stifel Financial Corp.	1,320,316	55,929
*,^	Zillow Group Inc.	2,371,828	55,691
	Radian Group Inc.	4,136,233	55,384
	Rayonier Inc.	2,474,324	54,930
	Medical Properties Trust Inc.	4,755,336	54,734
	Piedmont Office Realty Trust Inc. Class A	2,896,736	54,690
	Bank of Hawaii Corp.	865,646	54,449
	AmTrust Financial Services Inc.	878,949	54,126
	Federated Investors Inc. Class B	1,873,304	53,670
	Interactive Brokers Group Inc.	1,210,526	52,779
	Assurant Inc.	655,269	52,775
	Sunstone Hotel Investors Inc.	4,170,587	52,091
	Gaming and Leisure Properties Inc.	1,850,509	51,444
	RLJ Lodging Trust	2,377,762	51,431
	ProAssurance Corp.	1,057,809	51,335
	Chimera Investment Corp.	3,763,582	51,335
	Care Capital Properties Inc.	1,679,161	51,332
	RLI Corp.	820,248	50,650
	First Industrial Realty Trust Inc.	2,204,216	48,779
	MFA Financial Inc.	7,373,524	48,665
	United Bankshares Inc.	1,315,541	48,662
*	Blackhawk Network Holdings Inc.	1,087,568	48,081
	Home BancShares Inc.	1,186,099	48,061
	Cathay General Bancorp	1,531,785	47,991

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Symetra Financial Corp.	1,502,471	47,734
	Brandywine Realty Trust	3,487,673	47,642
	Erie Indemnity Co. Class A	497,554	47,586
	Blackstone Mortgage Trust Inc. Class A	1,762,642	47,168
	CyrusOne Inc.	1,252,659	46,912
	Wintrust Financial Corp.	962,681	46,709
	FNB Corp.	3,484,436	46,482
	Urban Edge Properties	1,976,367	46,346
	Acadia Realty Trust	1,389,094	46,048
	Primerica Inc.	962,660	45,466
	MB Financial Inc.	1,393,532	45,109
*	Texas Capital Bancshares Inc.	912,507	45,096
	IBERIABANK Corp.	818,738	45,088
	Fulton Financial Corp.	3,464,108	45,068
	Waddell & Reed Financial Inc. Class A	1,569,312	44,976
	Ryman Hospitality Properties Inc.	867,649	44,805
	Communications Sales & Leasing Inc.	2,397,251	44,805
	Washington Federal Inc.	1,870,697	44,579
*	OneMain Holdings Inc. Class A	1,070,715	44,478
	NorthStar Asset Management Group Inc.	3,662,823	44,467
	Kennedy-Wilson Holdings Inc.	1,822,268	43,880
	TCF Financial Corp.	3,073,301	43,395
	Valley National Bancorp	4,404,428	43,384
	Kite Realty Group Trust	1,658,528	43,006
	GEO Group Inc.	1,485,965	42,959
	National Health Investors Inc.	701,626	42,708
	Hudson Pacific Properties Inc.	1,514,804	42,627
	Equity One Inc.	1,546,497	41,987
	CBL & Associates Properties Inc.	3,393,629	41,979
	Education Realty Trust Inc.	1,102,012	41,744
	Janus Capital Group Inc.	2,941,913	41,452
	DuPont Fabros Technology Inc.	1,301,914	41,388
*	Liberty TripAdvisor Holdings Inc. Class A	1,359,354	41,243
	Colony Capital Inc. Class A	2,111,720	41,136
	Corporate Office Properties Trust	1,881,637	41,076
	BancorpSouth Inc.	1,683,952	40,398
	Cousins Properties Inc.	4,272,321	40,288
	Pebblebrook Hotel Trust	1,430,334	40,078
	Sterling Bancorp	2,464,393	39,972
	Pinnacle Financial Partners Inc.	772,106	39,655
	WP Glimcher Inc.	3,688,366	39,134
	UMB Financial Corp.	834,026	38,824
	Hancock Holding Co.	1,540,591	38,777
	DiamondRock Hospitality Co.	3,995,681	38,558
	Glacier Bancorp Inc.	1,448,007	38,416
	Evercore Partners Inc. Class A	708,138	38,289
	Mack-Cali Realty Corp.	1,619,264	37,810
	First Financial Bankshares Inc.	1,247,468	37,636
*	Genworth Financial Inc. Class A	10,038,186	37,442
	Columbia Banking System Inc.	1,149,073	37,356
	First Citizens BancShares Inc. Class A	144,287	37,251
	Washington REIT	1,375,412	37,219
	New York REIT Inc.	3,234,964	37,202
	WisdomTree Investments Inc.	2,367,826	37,128
	American Equity Investment Life Holding Co.	1,542,396	37,064
	Selective Insurance Group Inc.	1,095,438	36,785
	BGC Partners Inc. Class A	3,695,890	36,257
	Retail Opportunity Investments Corp.	1,990,382	35,628
*,^	Credit Acceptance Corp.	166,195	35,569
	QTS Realty Trust Inc. Class A	782,720	35,308
	National Penn Bancshares Inc.	2,825,473	34,838
	Financial Engines Inc.	1,025,066	34,514
	EastGroup Properties Inc.	618,328	34,385
^	LPL Financial Holdings Inc.	803,574	34,272

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Xenia Hotels & Resorts Inc.	2,222,392	34,069
	South State Corp.	463,452	33,345
	PS Business Parks Inc.	380,902	33,302
*	PRA Group Inc.	959,521	33,286
	Community Bank System Inc.	832,406	33,246
	CVB Financial Corp.	1,931,550	32,682
	Alexander & Baldwin Inc.	924,060	32,629
	Monogram Residential Trust Inc.	3,315,600	32,360
	Great Western Bancorp Inc.	1,114,382	32,339
	EverBank Financial Corp.	2,009,193	32,107
	Argo Group International Holdings Ltd.	535,295	32,032
*	Enstar Group Ltd.	209,161	31,383
	LTC Properties Inc.	717,991	30,974
	Old National Bancorp	2,279,531	30,910
	Capitol Federal Financial Inc.	2,456,684	30,856
	Chesapeake Lodging Trust	1,203,849	30,289
*	Hilltop Holdings Inc.	1,574,806	30,268
	Lexington Realty Trust	3,747,266	29,978
	Trustmark Corp.	1,295,148	29,840
	STORE Capital Corp.	1,275,309	29,587
	American Assets Trust Inc.	770,194	29,537
	Invesco Mortgage Capital Inc.	2,377,948	29,463
	International Bancshares Corp.	1,140,144	29,302
	Astoria Financial Corp.	1,830,504	29,013
	Pennsylvania REIT	1,326,132	29,003
	First Midwest Bancorp Inc.	1,573,363	28,997
	Kemper Corp.	765,129	28,501
	Artisan Partners Asset Management Inc. Class A	752,896	27,149
^	Global Net Lease Inc.	3,410,461	27,113
	Empire State Realty Trust Inc.	1,497,292	27,056
	Horace Mann Educators Corp.	810,179	26,882
	Sabra Health Care REIT Inc.	1,313,378	26,570
	Ramco-Gershenson Properties Trust	1,596,396	26,516
*	HRG Group Inc.	1,950,919	26,454
	Parkway Properties Inc.	1,684,046	26,322
	Chemical Financial Corp.	767,447	26,300
	Mercury General Corp.	556,513	25,917
	BBCN Bancorp Inc.	1,504,643	25,910
	Northwest Bancshares Inc.	1,923,506	25,756
*	Liberty Broadband Corp. Class A	494,396	25,536
	Hatteras Financial Corp.	1,941,301	25,528
	STAG Industrial Inc.	1,371,020	25,295
*	SLM Corp.	3,879,624	25,295
	Banner Corp.	550,278	25,236
	Select Income REIT	1,260,839	24,990
*	FCB Financial Holdings Inc. Class A	697,822	24,975
*,^	Zillow Group Inc. Class A	957,765	24,940
	Potlatch Corp.	820,364	24,808
*	Essent Group Ltd.	1,119,466	24,505
	BOK Financial Corp.	404,265	24,171
	Provident Financial Services Inc.	1,192,122	24,021
	Park National Corp.	263,200	23,814
	Independent Bank Corp.	502,202	23,362
	National General Holdings Corp.	1,054,077	23,042
	Talmer Bancorp Inc. Class A	1,260,606	22,830
	NBT Bancorp Inc.	818,592	22,822
	Westamerica Bancorporation	487,598	22,795
	PennyMac Mortgage Investment Trust	1,468,334	22,407
*	Beneficial Bancorp Inc.	1,670,210	22,247
	WesBanco Inc.	738,208	22,161
	TFS Financial Corp.	1,175,924	22,143
	CYS Investments Inc.	3,081,470	21,971
	LegacyTexas Financial Group Inc.	864,128	21,620
	Redwood Trust Inc.	1,634,765	21,579

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Government Properties Income Trust	1,344,949	21,344
	First Financial Bancorp	1,177,144	21,271
	HFF Inc. Class A	683,932	21,250
*,^	St. Joe Co.	1,106,088	20,474
	S&T Bancorp Inc.	664,215	20,471
*	First Cash Financial Services Inc.	534,189	19,995
*	Navigators Group Inc.	231,235	19,838
	Franklin Street Properties Corp.	1,911,740	19,787
	Virtus Investment Partners Inc.	163,894	19,251
*	iStar Inc.	1,633,011	19,155
^	Seritage Growth Properties Class A	472,235	18,993
	Hersha Hospitality Trust Class A	870,714	18,947
	FelCor Lodging Trust Inc.	2,591,153	18,915
*	MBIA Inc.	2,893,592	18,750
	NRG Yield Inc.	1,260,110	18,599
	Inland Real Estate Corp.	1,716,433	18,229
	Boston Private Financial Holdings Inc.	1,595,388	18,092
	Infinity Property & Casualty Corp.	217,093	17,852
	Investors Real Estate Trust	2,521,639	17,525
	Maiden Holdings Ltd.	1,173,183	17,492
	ARMOUR Residential REIT Inc.	793,218	17,260
	New Senior Investment Group Inc.	1,739,199	17,149
	Berkshire Hills Bancorp Inc.	588,972	17,145
*	FNFV Group	1,525,782	17,135
*	HealthEquity Inc.	683,252	17,129
	Capstead Mortgage Corp.	1,925,376	16,828
	Employers Holdings Inc.	611,045	16,682
	CoreSite Realty Corp.	288,532	16,366
	Starwood Waypoint Residential Trust	722,501	16,357
	First Commonwealth Financial Corp.	1,785,559	16,195
	Safety Insurance Group Inc.	285,338	16,087
*	Walker & Dunlop Inc.	551,107	15,877
	Alexander's Inc.	40,933	15,723
	Nelnet Inc. Class A	465,111	15,614
*	Third Point Reinsurance Ltd.	1,154,373	15,480
	Brookline Bancorp Inc.	1,338,164	15,389
*	KCG Holdings Inc. Class A	1,239,646	15,260
*	Eagle Bancorp Inc.	298,457	15,063
	Capital Bank Financial Corp.	460,622	14,731
	Cash America International Inc.	480,619	14,395
*	Green Dot Corp. Class A	875,823	14,381
	State Bank Financial Corp.	682,459	14,352
	American Capital Mortgage Investment Corp.	1,028,025	14,351
	Greenhill & Co. Inc.	496,354	14,201
	Tompkins Financial Corp.	252,051	14,155
*	Black Knight Financial Services Inc. Class A	426,002	14,084
	Altisource Residential Corp.	1,091,232	13,542
	United Fire Group Inc.	351,816	13,478
	First Potomac Realty Trust	1,181,179	13,465
	City Holding Co.	292,487	13,349
*,^	Encore Capital Group Inc.	455,695	13,252
	Central Pacific Financial Corp.	598,469	13,178
	InfraREIT Inc.	699,333	12,938
	FBL Financial Group Inc. Class A	199,132	12,673
	Cohen & Steers Inc.	410,167	12,502
	Northfield Bancorp Inc.	780,463	12,425
	Oritani Financial Corp.	750,165	12,378
	National Bank Holdings Corp. Class A	573,743	12,261
*	Ocwen Financial Corp.	1,748,213	12,185
	Universal Health Realty Income Trust	240,169	12,011
	Saul Centers Inc.	233,807	11,987
*,^	Nationstar Mortgage Holdings Inc.	874,083	11,686
*	Piper Jaffray Cos.	288,159	11,642
	Simmons First National Corp. Class A	225,136	11,563

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Ashford Hospitality Trust Inc.	1,820,830	11,489
	National Western Life Group Inc. Class A	44,709	11,264
*,^	BofI Holding Inc.	534,545	11,252
	Moelis & Co. Class A	385,382	11,245
	Virtu Financial Inc. Class A	493,171	11,165
*	Greenlight Capital Re Ltd. Class A	589,478	11,029
	Investment Technology Group Inc.	647,635	11,023
	Rouse Properties Inc.	756,235	11,011
	Silver Bay Realty Trust Corp.	687,458	10,766
	Dime Community Bancshares Inc.	597,678	10,453
	United Community Banks Inc.	532,289	10,374
*,^	Walter Investment Management Corp.	720,342	10,243
	CareTrust REIT Inc.	918,198	10,054
*	Ambac Financial Group Inc.	674,154	9,499
	NRG Yield Inc. Class A	660,869	9,193
*	Flagstar Bancorp Inc.	396,931	9,173
	Anworth Mortgage Asset Corp.	2,062,529	8,972
*	Marcus & Millichap Inc.	298,260	8,691
	Getty Realty Corp.	502,177	8,612
	Urstadt Biddle Properties Inc. Class A	446,607	8,593
	Ladder Capital Corp.	667,144	8,286
	Resource Capital Corp.	638,875	8,152
	Ashford Hospitality Prime Inc.	542,956	7,873
*	First BanCorp	2,353,019	7,647
*,^	Altisource Portfolio Solutions SA	268,894	7,478
	BancFirst Corp.	125,136	7,335
	AG Mortgage Investment Trust Inc.	571,168	7,334
*,^	On Deck Capital Inc.	699,770	7,208
*	Forestar Group Inc.	642,258	7,026
^	OFG Bancorp	882,333	6,459
*	PennyMac Financial Services Inc. Class A	393,125	6,038
	Fidelity & Guaranty Life	235,670	5,979
	State Auto Financial Corp.	289,268	5,956
	OneBeacon Insurance Group Ltd. Class A	447,735	5,556
*	Tejon Ranch Co.	289,843	5,550
*	EZCORP Inc. Class A	987,337	4,927
	Newcastle Investment Corp.	1,201,968	4,904
	Houlihan Lokey Inc.	185,996	4,875
	Kearny Financial Corp.	374,660	4,747
*,^	World Acceptance Corp.	117,090	4,344
*	MoneyGram International Inc.	534,917	3,354
*	NewStar Financial Inc.	368,640	3,310
*	Associated Capital Group Inc. Class A	89,846	2,740
	GAMCO Investors Inc. Class A	88,111	2,735
*	PICO Holdings Inc.	230,015	2,374
*	RMR Group Inc. Class A	141,787	2,043
*	Enova International Inc.	214,764	1,420
	Urstadt Biddle Properties Inc.	60,433	1,076
	NorthStar Realty Europe Corp.	43,722	516
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	—
			14,276,717
Health Care (11.2%)
*	Ionis Pharmaceuticals Inc.	2,399,196	148,582
*	United Therapeutics Corp.	865,881	135,606
*	MEDNAX Inc.	1,878,371	134,604
*	STERIS plc	1,715,663	129,258
*	DexCom Inc.	1,542,565	126,336
*	Sirona Dental Systems Inc.	1,116,458	122,330
*	Dyax Corp.	2,938,682	110,553
	Teleflex Inc.	830,952	109,229
*	Health Net Inc.	1,466,645	100,407
*	Neurocrine Biosciences Inc.	1,721,687	97,396
*	Align Technology Inc.	1,349,641	88,874
*	Seattle Genetics Inc.	1,950,966	87,559

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Anacor Pharmaceuticals Inc.	749,125	84,629
	West Pharmaceutical Services Inc.	1,367,894	82,375
*	Amsurg Corp.	1,077,720	81,907
*	Ultragenyx Pharmaceutical Inc.	697,405	78,235
*	Charles River Laboratories International Inc.	931,640	74,895
*	Centene Corp.	1,131,403	74,458
*	PAREXEL International Corp.	1,064,536	72,516
*	Acadia Healthcare Co. Inc.	1,145,949	71,576
*	ABIOMED Inc.	764,275	68,999
*	WellCare Health Plans Inc.	881,288	68,926
*	Brookdale Senior Living Inc.	3,691,795	68,151
*	Alere Inc.	1,724,561	67,413
	Bio-Techne Corp.	743,630	66,927
*,^	OPKO Health Inc.	6,543,850	65,766
*	LifePoint Health Inc.	870,321	63,882
*	Team Health Holdings Inc.	1,451,305	63,698
*	Horizon Pharma plc	2,866,207	62,111
*,^	Juno Therapeutics Inc.	1,408,312	61,923
	HealthSouth Corp.	1,736,876	60,461
*	Tenet Healthcare Corp.	1,992,833	60,383
*,^	Myriad Genetics Inc.	1,393,552	60,146
*	Community Health Systems Inc.	2,244,969	59,559
*	Akorn Inc.	1,594,526	59,492
*	ACADIA Pharmaceuticals Inc.	1,614,114	57,543
*	Impax Laboratories Inc.	1,339,430	57,274
*	Bio-Rad Laboratories Inc. Class A	410,880	56,973
	Hill-Rom Holdings Inc.	1,172,709	56,360
*	Prestige Brands Holdings Inc.	1,054,646	54,293
*	Pacira Pharmaceuticals Inc.	702,985	53,982
*	Cepheid	1,455,928	53,185
*	NuVasive Inc.	977,240	52,878
*	Bruker Corp.	2,171,996	52,714
*	Molina Healthcare Inc.	837,108	50,335
*	Medicines Co.	1,313,172	49,034
*	Portola Pharmaceuticals Inc.	944,526	48,596
	Healthcare Services Group Inc.	1,360,901	47,455
*,^	Kite Pharma Inc.	761,246	46,908
*	Catalent Inc.	1,858,821	46,526
*	Nektar Therapeutics	2,672,663	45,034
	Owens & Minor Inc.	1,251,633	45,034
*	Bluebird Bio Inc.	696,200	44,710
*	Wright Medical Group NV	1,838,864	44,464
*	Puma Biotechnology Inc.	554,365	43,462
*	Insulet Corp.	1,133,073	42,841
*,^	Novavax Inc.	5,102,914	42,813
*	Ophthotech Corp.	526,186	41,321
	Cantel Medical Corp.	662,490	41,167
*	Neogen Corp.	714,597	40,389
*	Integra LifeSciences Holdings Corp.	589,002	39,923
*	Radius Health Inc.	640,390	39,410
*	Ligand Pharmaceuticals Inc.	350,619	38,014
*	Globus Medical Inc.	1,365,814	37,997
*	Masimo Corp.	900,846	37,394
*	Acorda Therapeutics Inc.	864,573	36,986
*	Agios Pharmaceuticals Inc.	566,778	36,795
*	Halozyme Therapeutics Inc.	2,062,707	35,747
*	VWR Corp.	1,192,428	33,758
*	Haemonetics Corp.	1,009,677	32,552
*	ICU Medical Inc.	287,653	32,441
*	Halyard Health Inc.	940,699	31,429
*	Magellan Health Inc.	509,152	31,394
*,^	Intrexon Corp.	1,040,885	31,383
*,^	Sarepta Therapeutics Inc.	812,109	31,331
*	Celldex Therapeutics Inc.	1,989,840	31,201

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Air Methods Corp.	713,546	29,919
*	FibroGen Inc.	975,764	29,732
*	Ironwood Pharmaceuticals Inc. Class A	2,556,542	29,630
*	TESARO Inc.	565,121	29,567
*	INC Research Holdings Inc. Class A	591,812	28,709
*	Emergent BioSolutions Inc.	658,809	26,359
*,^	Exelixis Inc.	4,539,683	25,604
*	NxStage Medical Inc.	1,150,079	25,198
*	Sage Therapeutics Inc.	430,682	25,109
	Select Medical Holdings Corp.	2,091,617	24,911
	Abaxis Inc.	435,240	24,234
*	Achillion Pharmaceuticals Inc.	2,199,862	23,736
*	ImmunoGen Inc.	1,747,686	23,716
*	Intercept Pharmaceuticals Inc.	158,571	23,683
*	Clovis Oncology Inc.	648,236	22,688
*	Nevro Corp.	335,839	22,672
*	Amedisys Inc.	569,952	22,410
*	Surgical Care Affiliates Inc.	555,179	22,102
	CONMED Corp.	500,939	22,066
*,^	Lannett Co. Inc.	549,538	22,047
*	Alder Biopharmaceuticals Inc.	650,714	21,493
*	ARIAD Pharmaceuticals Inc.	3,413,522	21,334
*	HMS Holdings Corp.	1,712,185	21,128
*	AMAG Pharmaceuticals Inc.	693,485	20,936
	Ensign Group Inc.	924,606	20,924
	Analogic Corp.	250,867	20,722
*,^	Cempra Inc.	663,465	20,654
	Kindred Healthcare Inc.	1,667,630	19,861
*	PRA Health Sciences Inc.	422,800	19,140
*	PTC Therapeutics Inc.	584,850	18,949
*	Momenta Pharmaceuticals Inc.	1,243,904	18,460
*,^	Exact Sciences Corp.	1,927,784	17,793
^	Theravance Inc.	1,647,605	17,366
*	HeartWare International Inc.	342,103	17,242
*	Luminex Corp.	778,383	16,650
*,^	Insys Therapeutics Inc.	576,981	16,519
*,^	Merrimack Pharmaceuticals Inc.	2,077,312	16,411
	Meridian Bioscience Inc.	796,154	16,337
*,^	Spark Therapeutics Inc.	346,972	15,721
*	Merit Medical Systems Inc.	841,306	15,640
*,^	Relypsa Inc.	539,302	15,284
*	Natus Medical Inc.	310,923	14,940
*,^	Aduro Biotech Inc.	501,276	14,106
*	Orthofix International NV	358,976	14,075
*,^	Adeptus Health Inc. Class A	242,183	13,204
*	LHC Group Inc.	286,159	12,960
*,^	Endologix Inc.	1,293,109	12,802
*	Genomic Health Inc.	358,882	12,633
*	Quidel Corp.	572,003	12,126
	National HealthCare Corp.	193,572	11,943
	PDL BioPharma Inc.	3,295,948	11,668
*,^	Synergy Pharmaceuticals Inc.	2,029,761	11,509
*	Amicus Therapeutics Inc.	1,184,816	11,493
*	Intra-Cellular Therapies Inc. Class A	213,190	11,467
*	HealthStream Inc.	508,322	11,183
*,^	Lexicon Pharmaceuticals Inc.	832,387	11,079
*	Hanger Inc.	673,433	11,078
*	Depomed Inc.	605,449	10,977
*	Insmed Inc.	586,320	10,642
*	Acceleron Pharma Inc.	215,690	10,517
	Invacare Corp.	599,912	10,432
*,^	Accuray Inc.	1,507,834	10,178
*,^	ZIOPHARM Oncology Inc.	1,167,489	9,702
*	Arena Pharmaceuticals Inc.	4,865,957	9,245

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	CorVel Corp.	199,612	8,767
*,^	Theravance Biopharma Inc.	527,133	8,640
*,^	Epizyme Inc.	497,156	7,964
*,^	Keryx Biopharmaceuticals Inc.	1,572,557	7,941
*	Healthways Inc.	610,054	7,851
*,^	MannKind Corp.	5,398,502	7,828
*	Sagent Pharmaceuticals Inc.	491,168	7,814
*	Infinity Pharmaceuticals Inc.	989,393	7,767
*	Chimerix Inc.	836,843	7,490
*	Spectrum Pharmaceuticals Inc.	1,213,533	7,318
	Universal American Corp.	971,141	6,798
*	Surgery Partners Inc.	305,186	6,253
*	Tetraphase Pharmaceuticals Inc.	584,612	5,864
*,^	Global Blood Therapeutics Inc.	181,214	5,859
*	Aegerion Pharmaceuticals Inc.	544,694	5,501
*,^	Seres Therapeutics Inc.	155,962	5,473
*,^	NantKwest Inc.	241,486	4,185
*	Glaukos Corp.	160,494	3,963
*	Aimmune Therapeutics Inc.	211,217	3,897
*,^	ConforMIS Inc.	204,107	3,529
*,^	Teladoc Inc.	192,473	3,457
*,^	Esperion Therapeutics Inc.	147,098	3,274
*	Natera Inc.	248,641	2,685
*,^	Sequenom Inc.	1,185,063	1,943
*	Penumbra Inc.	1,985	107
			6,046,991
Industrials (18.5%)
*	Spirit AeroSystems Holdings Inc. Class A	2,804,057	140,399
	Waste Connections Inc.	2,444,300	137,663
	Valspar Corp.	1,586,717	131,618
*	CoStar Group Inc.	616,467	127,418
	Broadridge Financial Solutions Inc.	2,368,590	127,264
	Allegion plc	1,915,715	126,284
	Jack Henry & Associates Inc.	1,596,638	124,634
	Packaging Corp. of America	1,951,971	123,072
	PerkinElmer Inc.	2,235,871	119,776
*	HD Supply Holdings Inc.	3,977,697	119,450
	Huntington Ingalls Industries Inc.	938,354	119,030
	IDEX Corp.	1,528,438	117,094
	Carlisle Cos. Inc.	1,298,388	115,154
	AO Smith Corp.	1,495,891	114,600
	Lennox International Inc.	854,926	106,780
	Orbital ATK Inc.	1,175,108	104,984
*	Keysight Technologies Inc.	3,384,957	95,896
*	AECOM	3,024,161	90,816
	AptarGroup Inc.	1,247,329	90,618
	Hexcel Corp.	1,887,535	87,676
*	Berry Plastics Group Inc.	2,396,875	86,719
	Bemis Co. Inc.	1,917,096	85,675
	Global Payments Inc.	1,302,771	84,042
	Graphic Packaging Holding Co.	6,544,630	83,968
	Sonoco Products Co.	2,016,185	82,402
	Graco Inc.	1,117,210	80,517
	Jabil Circuit Inc.	3,402,837	79,252
	Toro Co.	1,041,154	76,077
*	Old Dominion Freight Line Inc.	1,267,602	74,877
*	Genpact Ltd.	2,976,857	74,362
	Trinity Industries Inc.	3,054,177	73,361
*	Euronet Worldwide Inc.	1,002,486	72,610
*	Zebra Technologies Corp.	1,041,067	72,510
	MDU Resources Group Inc.	3,901,593	71,477
	MAXIMUS Inc.	1,252,768	70,468
	Nordson Corp.	1,084,469	69,569
*	WEX Inc.	772,137	68,257

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Booz Allen Hamilton Holding Corp. Class A	2,196,541	67,763
	Lincoln Electric Holdings Inc.	1,303,906	67,660
	Heartland Payment Systems Inc.	698,202	66,204
	National Instruments Corp.	2,290,682	65,720
	FEI Co.	816,934	65,183
	ITT Corp.	1,789,528	64,996
	Air Lease Corp. Class A	1,929,540	64,601
	RR Donnelley & Sons Co.	4,172,787	61,423
*	IPG Photonics Corp.	686,017	61,165
*	Genesee & Wyoming Inc. Class A	1,137,591	61,077
	BWX Technologies Inc.	1,916,147	60,876
	Ryder System Inc.	1,068,179	60,705
	Watsco Inc.	514,149	60,222
*	CoreLogic Inc.	1,762,509	59,679
	Oshkosh Corp.	1,495,757	58,394
	Eagle Materials Inc.	950,647	57,448
	EMCOR Group Inc.	1,191,486	57,239
*	Kirby Corp.	1,079,915	56,825
*	Teledyne Technologies Inc.	637,839	56,576
	Woodward Inc.	1,137,456	56,486
	Curtiss-Wright Corp.	822,816	56,363
*	Owens-Illinois Inc.	3,215,844	56,020
	MSC Industrial Direct Co. Inc. Class A	967,047	54,416
	Cognex Corp.	1,604,625	54,188
	World Fuel Services Corp.	1,408,933	54,188
	Deluxe Corp.	979,763	53,436
*,^	XPO Logistics Inc.	1,950,201	53,143
	Regal Beloit Corp.	888,880	52,017
*	Louisiana-Pacific Corp.	2,843,527	51,212
	Landstar System Inc.	859,549	50,413
	EnerSys	883,809	49,431
	CLARCOR Inc.	993,133	49,339
	KBR Inc.	2,871,519	48,586
*	Esterline Technologies Corp.	588,210	47,645
	Littelfuse Inc.	443,801	47,491
	Valmont Industries Inc.	435,596	46,182
*	Universal Display Corp.	843,658	45,929
	Silgan Holdings Inc.	841,399	45,200
	Crane Co.	924,570	44,231
	Convergys Corp.	1,747,188	43,488
*	On Assignment Inc.	956,169	42,980
	Timken Co.	1,486,946	42,512
*	USG Corp.	1,739,378	42,250
*	Advisory Board Co.	833,893	41,369
*	Clean Harbors Inc.	974,363	40,582
	CEB Inc.	658,700	40,438
*	Moog Inc. Class A	663,291	40,195
	Belden Inc.	835,557	39,839
*	Generac Holdings Inc.	1,337,031	39,803
	Triumph Group Inc.	995,597	39,575
*,^	Cimpress NV	468,860	38,043
	Donaldson Co. Inc.	1,325,130	37,978
	Terex Corp.	2,051,665	37,915
*	Armstrong World Industries Inc.	826,371	37,790
^	Manitowoc Co. Inc.	2,446,872	37,560
	Matson Inc.	866,902	36,956
*	WESCO International Inc.	838,687	36,634
	GATX Corp.	843,965	35,911
*	Masonite International Corp.	581,427	35,601
	Covanta Holding Corp.	2,284,569	35,388
	Barnes Group Inc.	994,183	35,184
*	Anixter International Inc.	564,503	34,090
*	Imperva Inc.	536,345	33,956
	Korn/Ferry International	1,019,134	33,815

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*,^	Ambarella Inc.	601,003	33,500
*	OSI Systems Inc.	372,902	33,062
	Vishay Intertechnology Inc.	2,733,382	32,937
	AGCO Corp.	723,425	32,836
*	WageWorks Inc.	723,585	32,829
*	KLX Inc.	1,064,969	32,790
*	Coherent Inc.	501,397	32,646
*	Sanmina Corp.	1,560,802	32,121
	UniFirst Corp.	307,924	32,086
*	Greatbatch Inc.	607,799	31,909
	Mueller Industries Inc.	1,148,607	31,127
*	Quanta Services Inc.	1,528,381	30,950
	Kennametal Inc.	1,602,837	30,775
*	Rexnord Corp.	1,697,751	30,763
	Granite Construction Inc.	713,820	30,630
*	Cardtronics Inc.	905,700	30,477
	ABM Industries Inc.	1,062,204	30,241
*	Proto Labs Inc.	474,648	30,230
	Applied Industrial Technologies Inc.	743,602	30,108
	HEICO Corp. Class A	603,946	29,714
	Knight Transportation Inc.	1,208,017	29,270
*	FTI Consulting Inc.	844,343	29,265
*	RBC Bearings Inc.	450,334	29,087
	Tetra Tech Inc.	1,116,207	29,044
	John Bean Technologies Corp.	580,017	28,902
*	ExlService Holdings Inc.	634,036	28,487
	Brink's Co.	985,623	28,445
	HEICO Corp.	518,092	28,164
	Simpson Manufacturing Co. Inc.	816,893	27,897
	MSA Safety Inc.	640,825	27,857
	Watts Water Technologies Inc. Class A	559,996	27,815
	Mobile Mini Inc.	891,276	27,745
*	Huron Consulting Group Inc.	462,781	27,489
	Universal Forest Products Inc.	400,736	27,398
	AZZ Inc.	493,030	27,398
*	Itron Inc.	754,050	27,282
	Forward Air Corp.	626,368	26,940
	Mueller Water Products Inc. Class A	3,070,035	26,402
	Actuant Corp. Class A	1,079,363	25,862
	Aircastle Ltd.	1,227,832	25,649
*,^	NeuStar Inc. Class A	1,055,235	25,294
	Apogee Enterprises Inc.	579,014	25,193
	Exponent Inc.	496,523	24,801
	Joy Global Inc.	1,959,611	24,711
*,^	LifeLock Inc.	1,690,620	24,260
*	Swift Transportation Co.	1,754,115	24,242
	Essendant Inc.	744,273	24,196
	G&K Services Inc. Class A	382,486	24,058
*	Smith & Wesson Holding Corp.	1,092,562	24,015
*,^	Knowles Corp.	1,783,231	23,770
*	Plexus Corp.	678,432	23,691
*	Sykes Enterprises Inc.	765,981	23,577
	Methode Electronics Inc.	734,898	23,392
*	Trex Co. Inc.	614,439	23,373
*	TopBuild Corp.	750,107	23,081
*	Hub Group Inc. Class A	688,899	22,699
*	Babcock & Wilcox Enterprises Inc.	1,080,642	22,553
	Sturm Ruger & Co. Inc.	375,691	22,395
*	MasTec Inc.	1,288,116	22,387
	Kaman Corp.	546,243	22,292
*	DigitalGlobe Inc.	1,393,470	21,822
*	TrueBlue Inc.	846,227	21,799
	Cubic Corp.	456,103	21,551
	Standex International Corp.	257,459	21,408

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* SPX FLOW Inc.	763,964	21,322
* Benchmark Electronics Inc.	1,027,311	21,235
Albany International Corp.	580,718	21,225
Franklin Electric Co. Inc.	784,429	21,203
Comfort Systems USA Inc.	745,334	21,182
* ExamWorks Group Inc.	793,028	21,095
* Atlas Air Worldwide Holdings Inc.	502,839	20,787
* II-VI Inc.	1,104,460	20,499
Brady Corp. Class A	889,551	20,442
EVERTEC Inc.	1,212,027	20,289
Werner Enterprises Inc.	866,070	20,257
Heartland Express Inc.	1,186,629	20,196
* TransUnion	731,555	20,169
* Colfax Corp.	861,799	20,123
Otter Tail Corp.	755,317	20,114
* Boise Cascade Co.	786,850	20,088
Tennant Co.	355,084	19,977
* Summit Materials Inc. Class A	989,809	19,836
* M/A-COM Technology Solutions Holdings Inc.	478,663	19,573
* PHH Corp.	1,201,856	19,470
EnPro Industries Inc.	442,775	19,411
MTS Systems Corp.	300,060	19,027
AAON Inc.	816,313	18,955
* Rogers Corp.	356,999	18,410
Primoris Services Corp.	822,676	18,124
ESCO Technologies Inc.	498,424	18,013
AAR Corp.	675,212	17,751
^ Greenbrier Cos. Inc.	540,394	17,628
* TriMas Corp.	911,616	17,002
* Veeco Instruments Inc.	818,615	16,831
Insperity Inc.	348,511	16,781
* Inovalon Holdings Inc. Class A	980,363	16,666
Advanced Drainage Systems Inc.	688,865	16,553
* Paylocity Holding Corp.	407,813	16,537
* TriNet Group Inc.	850,129	16,450
Greif Inc. Class A	530,458	16,343
Badger Meter Inc.	276,709	16,212
* Wabash National Corp.	1,337,289	15,820
^ Lindsay Corp.	218,458	15,816
* Meritor Inc.	1,848,940	15,439
* Navigant Consulting Inc.	961,265	15,438
Astec Industries Inc.	368,767	15,009
* AMN Healthcare Services Inc.	478,277	14,851
ManTech International Corp. Class A	489,642	14,807
Sun Hydraulics Corp.	455,863	14,465
Quanex Building Products Corp.	679,210	14,162
CIRCOR International Inc.	331,163	13,959
Encore Wire Corp.	375,237	13,918
Kforce Inc.	528,867	13,370
* Aegion Corp. Class A	690,376	13,331
* Tutor Perini Corp.	788,960	13,207
* Team Inc.	411,416	13,149
* Wesco Aircraft Holdings Inc.	1,079,515	12,922
Griffon Corp.	719,081	12,800
* Rofin-Sinar Technologies Inc.	476,994	12,774
* UTi Worldwide Inc.	1,809,053	12,718
Harsco Corp.	1,608,023	12,671
Altra Industrial Motion Corp.	501,400	12,575
^ Outerwall Inc.	343,895	12,566
General Cable Corp.	934,337	12,548
* Continental Building Products Inc.	714,550	12,476
* Newport Corp.	754,966	11,981
* Headwaters Inc.	704,345	11,882
* Aerovironment Inc.	402,320	11,856

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Raven Industries Inc.	759,899	11,854
	Resources Connection Inc.	712,702	11,646
*	Press Ganey Holdings Inc.	366,257	11,555
*	RPX Corp.	1,046,028	11,506
	Materion Corp.	403,731	11,304
	H&E Equipment Services Inc.	636,543	11,127
	McGrath RentCorp	433,845	10,929
*	Thermon Group Holdings Inc.	645,865	10,928
	TAL International Group Inc.	667,657	10,616
	ArcBest Corp.	492,569	10,536
*	Air Transport Services Group Inc.	1,042,210	10,506
*	FARO Technologies Inc.	348,823	10,297
	AVX Corp.	842,508	10,228
*	Monster Worldwide Inc.	1,737,836	9,958
	Gorman-Rupp Co.	369,248	9,870
	Kelly Services Inc. Class A	587,679	9,491
	TeleTech Holdings Inc.	339,345	9,471
*	TASER International Inc.	540,276	9,341
*	TTM Technologies Inc.	1,393,605	9,072
*,^	Navistar International Corp.	980,458	8,667
*	Nortek Inc.	195,713	8,537
*	DHI Group Inc.	870,097	7,979
*	Builders FirstSource Inc.	713,421	7,905
	Hyster-Yale Materials Handling Inc.	148,775	7,803
^	American Railcar Industries Inc.	158,102	7,317
	Schnitzer Steel Industries Inc.	504,971	7,256
	SPX Corp.	741,099	6,914
*	Mistras Group Inc.	346,123	6,608
^	Textainer Group Holdings Ltd.	456,402	6,440
	Landauer Inc.	192,004	6,321
*	Bazaarvoice Inc.	1,442,297	6,317
	Greif Inc. Class B	143,708	6,146
*	Astronics Corp.	147,965	6,024
	American Science & Engineering Inc.	143,343	5,932
*	DXP Enterprises Inc.	256,960	5,859
	Park Electrochemical Corp.	388,164	5,846
*	Roadrunner Transportation Systems Inc.	614,169	5,792
*	InnerWorkings Inc.	757,929	5,684
	TimkenSteel Corp.	669,394	5,610
*	Multi Packaging Solutions International Ltd.	306,999	5,326
*	Ply Gem Holdings Inc.	409,591	5,136
	Quad/Graphics Inc.	532,098	4,949
*	Milacron Holdings Corp.	332,823	4,164
	Acacia Research Corp.	965,019	4,140
*	Evolent Health Inc. Class A	249,664	3,023
	Checkpoint Systems Inc.	394,490	2,473
*	CAI International Inc.	161,741	1,630
*	Astronics Corp. Class B	25,198	1,024
*	Overseas Shipholding Group Inc. Class B	134,980	447
*	Overseas Shipholding Group Inc. Class A	13,479	38
			9,964,410
Oil & Gas (3.4%)
*	Newfield Exploration Co.	3,263,941	106,274
*	First Solar Inc.	1,511,845	99,767
*	Diamondback Energy Inc.	1,332,296	89,131
	PBF Energy Inc. Class A	1,949,665	71,767
	Nabors Industries Ltd.	6,250,992	53,196
*	Gulfport Energy Corp.	2,154,535	52,937
^	Noble Corp. plc	4,834,862	51,008
	Western Refining Inc.	1,398,661	49,820
	QEP Resources Inc.	3,517,901	47,140
*	Dril-Quip Inc.	763,501	45,222
*	PDC Energy Inc.	798,284	42,612
	Rowan Cos. plc Class A	2,484,408	42,111

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Patterson-UTI Energy Inc.	2,783,049	41,968
	Superior Energy Services Inc.	3,000,338	40,415
*	Whiting Petroleum Corp.	4,054,855	38,278
*	Cobalt International Energy Inc.	7,013,496	37,873
*	Parsley Energy Inc. Class A	2,014,441	37,166
	Ensco plc Class A	2,352,502	36,205
*	Memorial Resource Development Corp.	2,053,659	33,167
*,^	SunPower Corp. Class A	1,098,494	32,966
*	Carrizo Oil & Gas Inc.	1,101,515	32,583
*,^	NOW Inc.	2,050,566	32,440
*	WPX Energy Inc.	5,553,389	31,876
*	RSP Permian Inc.	1,208,065	29,465
*	Matador Resources Co.	1,463,804	28,939
*	Oil States International Inc.	1,011,219	27,556
	Targa Resources Corp.	1,003,761	27,162
*,^	Southwestern Energy Co.	3,810,230	27,091
	SM Energy Co.	1,371,955	26,973
	Chesapeake Energy Corp.	5,931,841	26,693
^	Diamond Offshore Drilling Inc.	1,243,110	26,230
	Delek US Holdings Inc.	1,052,446	25,890
	SemGroup Corp. Class A	874,516	25,238
*	MRC Global Inc.	1,954,050	25,207
	Pattern Energy Group Inc. Class A	1,124,408	23,511
*,^	Oasis Petroleum Inc.	2,628,938	19,375
*,^	Laredo Petroleum Inc.	2,371,685	18,950
	Bristow Group Inc.	665,541	17,237
*	Rice Energy Inc.	1,505,916	16,414
*	SEACOR Holdings Inc.	310,885	16,340
*	McDermott International Inc.	4,795,306	16,064
	RPC Inc.	1,308,112	15,632
*	Forum Energy Technologies Inc.	1,177,932	14,677
	California Resources Corp.	6,205,343	14,458
^	Denbury Resources Inc.	7,133,596	14,410
	CVR Energy Inc.	349,063	13,736
^	Atwood Oceanics Inc.	1,233,894	12,623
*	Unit Corp.	1,012,723	12,355
*,^	Flotek Industries Inc.	1,021,209	11,683
*	TETRA Technologies Inc.	1,529,646	11,503
*	Chart Industries Inc.	614,048	11,028
*	Exterran Corp.	663,262	10,645
*	Helix Energy Solutions Group Inc.	1,914,355	10,069
*	Archrock Inc.	1,325,525	9,968
	Alon USA Energy Inc.	638,990	9,483
*	Newpark Resources Inc.	1,606,633	8,483
	Green Plains Inc.	347,504	7,958
*,^	Ultra Petroleum Corp.	2,926,294	7,316
	CARBO Ceramics Inc.	396,356	6,817
^	Tidewater Inc.	941,594	6,553
*	Hornbeck Offshore Services Inc.	648,430	6,445
	Tesco Corp.	743,850	5,385
*,^	C&J Energy Services Ltd.	1,089,050	5,184
*,^	Sanchez Energy Corp.	1,116,207	4,811
*	Stone Energy Corp.	1,091,170	4,681
*	Parker Drilling Co.	2,343,065	4,264
*	Bonanza Creek Energy Inc.	798,031	4,206
*,^	Northern Oil and Gas Inc.	1,051,719	4,060
*,^	Bill Barrett Corp.	1,002,341	3,939
*	Clayton Williams Energy Inc.	121,902	3,605
*,^	EP Energy Corp. Class A	749,075	3,281
*,^	Halcon Resources Corp.	1,639,391	2,066
*,^	EXCO Resources Inc.	1,523,140	1,889
*,^	Eclipse Resources Corp.	896,145	1,631
*	Jones Energy Inc. Class A	365,336	1,407
*,^	SandRidge Energy Inc.	5,789,959	1,158

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*,^	W&T Offshore Inc.	341,934	790
*	Pioneer Energy Services Corp.	70,137	152
*,^	Gulfmark Offshore Inc.	14,905	70
			1,838,678
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	938,827	2,366
*	Clinical Data Contingent Value Rights	297,875	—
*,^	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	241,907	—
			2,366
Technology (12.1%)
	CDW Corp.	3,024,983	127,170
*,^	athenahealth Inc.	775,613	124,850
*	Cadence Design Systems Inc.	5,941,510	123,643
	SS&C Technologies Holdings Inc.	1,651,057	112,718
*	Tyler Technologies Inc.	610,211	106,372
*	Ultimate Software Group Inc.	543,828	106,324
*	Manhattan Associates Inc.	1,459,450	96,572
	IAC/InterActiveCorp	1,541,998	92,597
*	Fortinet Inc.	2,924,554	91,158
	Ingram Micro Inc.	2,989,047	90,807
*	Guidewire Software Inc.	1,418,472	85,335
	Teradyne Inc.	4,105,358	84,858
	Pitney Bowes Inc.	3,937,227	81,304
	Leidos Holdings Inc.	1,439,388	80,980
*	ON Semiconductor Corp.	8,243,193	80,783
*	ARRIS Group Inc.	2,637,366	80,624
*	PTC Inc.	2,288,463	79,250
*,^	NCR Corp.	3,223,929	78,857
*	Integrated Device Technology Inc.	2,931,742	77,251
	Brocade Communications Systems Inc.	8,284,023	76,047
	j2 Global Inc.	921,105	75,825
	CDK Global Inc.	1,592,788	75,610
	DST Systems Inc.	656,554	74,887
	Solera Holdings Inc.	1,343,664	73,673
*	SolarWinds Inc.	1,219,639	71,837
*	Cavium Inc.	1,062,346	69,807
	Atmel Corp.	7,983,413	68,737
*	EPAM Systems Inc.	849,300	66,772
*	CommScope Holding Co. Inc.	2,478,001	64,155
*	Aspen Technology Inc.	1,665,203	62,878
*	Microsemi Corp.	1,927,066	62,803
	Cypress Semiconductor Corp.	6,340,767	62,203
	Blackbaud Inc.	937,733	61,759
*	VeriFone Systems Inc.	2,183,402	61,179
*	Qlik Technologies Inc.	1,864,976	59,045
	Fair Isaac Corp.	621,356	58,519
*	Synaptics Inc.	724,469	58,204
*	Allscripts Healthcare Solutions Inc.	3,779,236	58,125
*,^	Arista Networks Inc.	745,105	57,999
*	NetScout Systems Inc.	1,883,003	57,808
*	Ciena Corp.	2,694,301	55,745
*	Cree Inc.	2,060,371	54,950
	SYNNEX Corp.	593,425	53,367
*	ViaSat Inc.	873,393	53,286
*	Medidata Solutions Inc.	1,046,994	51,606
*	ACI Worldwide Inc.	2,353,927	50,374
*	Verint Systems Inc.	1,239,297	50,266
*	Infinera Corp.	2,755,101	49,922
*	Proofpoint Inc.	767,810	49,915
*	Tableau Software Inc. Class A	522,856	49,264
*	Fairchild Semiconductor International Inc. Class A	2,257,234	46,747
*	PMC-Sierra Inc.	3,955,861	45,967
	Computer Sciences Corp.	1,381,192	45,137
	Monolithic Power Systems Inc.	707,920	45,102

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	CACI International Inc. Class A	482,503	44,767
*	Electronics For Imaging Inc.	954,919	44,633
*	Tech Data Corp.	667,947	44,338
	Mentor Graphics Corp.	2,347,126	43,234
*	Dycom Industries Inc.	615,194	43,039
	Lexmark International Inc. Class A	1,243,156	40,340
*	Veeva Systems Inc. Class A	1,359,288	39,216
*	Fleetmatics Group plc	755,192	38,356
*	Silicon Laboratories Inc.	788,826	38,290
	MKS Instruments Inc.	1,060,007	38,160
*	Cirrus Logic Inc.	1,281,909	37,855
*	Zendesk Inc.	1,411,745	37,327
*	Entegris Inc.	2,797,862	37,128
*	Demandware Inc.	683,496	36,888
*,^	Advanced Micro Devices Inc.	12,639,220	36,275
	Science Applications International Corp.	789,450	36,141
	Diebold Inc.	1,179,790	35,500
*	EchoStar Corp. Class A	901,519	35,258
*	Teradata Corp.	1,328,748	35,106
*	OmniVision Technologies Inc.	1,202,385	34,893
*	MedAssets Inc.	1,121,143	34,688
	InterDigital Inc.	704,798	34,563
*	Ellie Mae Inc.	567,397	34,174
	Intersil Corp. Class A	2,667,957	34,043
*	Cornerstone OnDemand Inc.	982,956	33,942
*	MicroStrategy Inc. Class A	188,383	33,775
*	Polycom Inc.	2,636,485	33,193
*	LogMeIn Inc.	476,445	31,970
*	CommVault Systems Inc.	811,648	31,938
	Plantronics Inc.	670,448	31,793
*	Finisar Corp.	2,147,210	31,220
*	Syntel Inc.	676,628	30,617
*,^	SunEdison Inc.	6,011,516	30,599
	Tessera Technologies Inc.	1,015,868	30,486
*	FireEye Inc.	1,444,697	29,963
*	Paycom Software Inc.	775,406	29,179
*	Rackspace Hosting Inc.	1,144,647	28,983
*	Viavi Solutions Inc.	4,748,880	28,921
	Cogent Communications Holdings Inc.	809,450	28,080
*	Rambus Inc.	2,342,976	27,155
*	HubSpot Inc.	470,493	26,494
*	Synchronoss Technologies Inc.	746,351	26,294
	Power Integrations Inc.	537,629	26,145
*	Rovi Corp.	1,563,448	26,047
*	NETGEAR Inc.	595,855	24,972
	NIC Inc.	1,257,009	24,738
*	Semtech Corp.	1,299,671	24,590
*	Progress Software Corp.	949,798	22,795
*	RealPage Inc.	1,014,201	22,769
*	Bottomline Technologies de Inc.	762,816	22,679
*	RingCentral Inc. Class A	960,649	22,652
*	Envestnet Inc.	757,573	22,614
	CSG Systems International Inc.	623,941	22,449
*	Advanced Energy Industries Inc.	785,962	22,188
	West Corp.	1,002,464	21,623
*	Marketo Inc.	728,807	20,924
*	Lumentum Holdings Inc.	937,732	20,649
*	Cvent Inc.	584,427	20,402
*	Cabot Microelectronics Corp.	465,899	20,397
*	QLogic Corp.	1,669,092	20,363
*	BroadSoft Inc.	573,763	20,288
*	Infoblox Inc.	1,074,246	19,755
*	Web.com Group Inc.	981,206	19,634
*	Inphi Corp.	703,111	18,998

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Pegasystems Inc.	690,724	18,995
	Monotype Imaging Holdings Inc.	801,445	18,946
*	Ixia	1,521,220	18,909
*	Insight Enterprises Inc.	745,093	18,717
*	Super Micro Computer Inc.	759,299	18,610
*,^	3D Systems Corp.	2,136,377	18,565
*,^	Gogo Inc.	1,033,373	18,394
*	Ruckus Wireless Inc.	1,671,638	17,903
	ADTRAN Inc.	1,002,549	17,264
*	ScanSource Inc.	532,763	17,166
^	Ebix Inc.	519,579	17,037
*	Diodes Inc.	731,826	16,817
*	GoDaddy Inc. Class A	522,468	16,750
	Quality Systems Inc.	1,030,411	16,610
*,^	Ubiquiti Networks Inc.	505,580	16,022
*	InvenSense Inc.	1,556,927	15,927
*	New Relic Inc.	433,581	15,795
*	Lattice Semiconductor Corp.	2,361,409	15,278
	Brooks Automation Inc.	1,287,440	13,750
*	Endurance International Group Holdings Inc.	1,231,292	13,458
*	Gigamon Inc.	504,602	13,407
*	Cray Inc.	389,329	12,634
*	Mercury Systems Inc.	656,580	12,055
*,^	Shutterstock Inc.	361,612	11,695
*	Amkor Technology Inc.	1,906,332	11,591
*	Xura Inc.	452,597	11,125
*	Unisys Corp.	1,001,254	11,064
*	Virtusa Corp.	266,886	11,033
*	Interactive Intelligence Group Inc.	348,346	10,945
	Computer Programs & Systems Inc.	214,501	10,671
*	FormFactor Inc.	1,167,076	10,504
*	Loral Space & Communications Inc.	257,670	10,490
*	Ultratech Inc.	522,941	10,365
*,^	Hortonworks Inc.	461,622	10,110
*	CEVA Inc.	406,688	9,500
*	Nimble Storage Inc.	1,028,266	9,460
*	Applied Micro Circuits Corp.	1,484,452	9,456
*,^	Box Inc.	655,511	9,151
*	Intralinks Holdings Inc.	988,931	8,970
*,^	Pure Storage Inc. Class A	569,884	8,873
*	Actua Corp.	738,635	8,457
*,^	Textura Corp.	389,387	8,403
*,^	Benefitfocus Inc.	230,689	8,395
*,^	2U Inc.	294,795	8,248
*	Barracuda Networks Inc.	427,610	7,988
	Epiq Systems Inc.	598,440	7,822
*	Blucora Inc.	782,062	7,664
*	Harmonic Inc.	1,770,284	7,205
*	LivePerson Inc.	1,035,011	6,986
*	Sonus Networks Inc.	945,357	6,740
*	Calix Inc.	833,697	6,561
*	Tangoe Inc.	748,200	6,277
	Comtech Telecommunications Corp.	307,078	6,169
	Forrester Research Inc.	197,598	5,628
*,^	OPOWER Inc.	464,327	4,903
*	Jive Software Inc.	931,685	3,801
*,^	Castlight Health Inc. Class B	759,616	3,244
*,^	Rapid7 Inc.	206,795	3,129
*	ChannelAdvisor Corp.	215,112	2,979
*	MobileIron Inc.	790,047	2,852
*	Systemax Inc.	260,147	2,237
*	Quantum Corp.	2,373,939	2,208
*	Match Group Inc.	103,992	1,409
*	Rocket Fuel Inc.	236,414	825

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Pendrell Corp.	1,606,564	805
*	Square Inc.	5,940	78
*	Piksel Inc.	241	—
			6,512,483
Telecommunications (0.3%)
	Telephone & Data Systems Inc.	1,819,265	47,101
*	Vonage Holdings Corp.	3,649,558	20,949
	Consolidated Communications Holdings Inc.	964,117	20,198
	Atlantic Tele-Network Inc.	214,208	16,758
	EarthLink Holdings Corp.	2,080,532	15,458
*	Cincinnati Bell Inc.	4,216,379	15,179
*,^	Iridium Communications Inc.	1,618,180	13,609
^	Windstream Holdings Inc.	2,085,774	13,432
*,^	Globalstar Inc.	8,086,572	11,645
*	United States Cellular Corp.	257,754	10,519
*,^	Intelsat SA	531,102	2,209
			187,057
Utilities (4.3%)
	AGL Resources Inc.	2,401,674	153,251
	Atmos Energy Corp.	2,027,541	127,816
	TECO Energy Inc.	4,698,471	125,214
	ITC Holdings Corp.	3,064,601	120,286
	Westar Energy Inc. Class A	2,823,125	119,729
	UGI Corp.	3,451,012	116,506
	Aqua America Inc.	3,523,968	105,014
	Piedmont Natural Gas Co. Inc.	1,582,079	90,210
	Great Plains Energy Inc.	3,083,290	84,205
	Vectren Corp.	1,652,575	70,102
	IDACORP Inc.	1,005,856	68,398
	Questar Corp.	3,495,956	68,101
	Portland General Electric Co.	1,774,917	64,554
	Cleco Corp.	1,209,316	63,138
	WGL Holdings Inc.	996,413	62,764
	Hawaiian Electric Industries Inc.	2,148,544	62,200
	New Jersey Resources Corp.	1,715,417	56,540
	NorthWestern Corp.	962,059	52,192
	ONE Gas Inc.	1,038,126	52,083
	ALLETE Inc.	974,583	49,538
	Southwest Gas Corp.	895,674	49,405
	Laclede Group Inc.	819,684	48,697
	PNM Resources Inc.	1,585,469	48,468
	Black Hills Corp.	1,002,199	46,532
	Avista Corp.	1,178,190	41,673
	NRG Energy Inc.	3,138,796	36,944
	National Fuel Gas Co.	803,286	34,341
	South Jersey Industries Inc.	1,383,274	32,535
	MGE Energy Inc.	699,727	32,467
*	Dynegy Inc.	2,399,712	32,156
	El Paso Electric Co.	815,967	31,415
	American States Water Co.	731,054	30,668
	Northwest Natural Gas Co.	551,753	27,924
	Ormat Technologies Inc.	691,555	25,221
	Empire District Electric Co.	878,516	24,660
*	Avangrid Inc.	616,557	23,676
	California Water Service Group	961,552	22,375
	TerraForm Power Inc. Class A	1,523,445	19,165
*	Talen Energy Corp.	1,676,289	10,443
*,^	Sunrun Inc.	388,929	4,578
*	Vivint Solar Inc.	427,854	4,090
	Atlantic Power Corp.	1,098,563	2,164

			2,341,438
Total Common Stocks (Cost $45,856,081)			53,679,805

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2015

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund	0.363%		1,171,603,570	1,171,604

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.331%	4/13/16	620	619
5,6	Federal Home Loan Bank Discount Notes	0.391%	5/27/16	1,000	998
5,6	Federal Home Loan Bank Discount Notes	0.572%	6/22/16	5,000	4,987
6	United States Treasury Bill	0.536%	6/9/16	1,000	998
6	United States Treasury Note/Bond	0.375%	5/31/16	5,000	4,998

					12,600

Total Temporary Cash Investments (Cost $1,184,205)					1,184,204

Total Investments (101.7%) (Cost $47,040,286)					54,864,009
Other Assets and Liabilities—Net (-1.7%)[4]					(926,868)
Net Assets (100%)					53,937,141

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $875,518,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $932,404,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $9,886,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)

Common Stocks (99.9%)[1]
Basic Materials (1.5%)
	NewMarket Corp.	125,079	47,621
	Royal Gold Inc.	801,555	29,233
	KapStone Paper and Packaging Corp.	1,063,596	24,027
	Balchem Corp.	386,649	23,508
*	Platform Specialty Products Corp.	1,423,640	18,265
*	Cambrex Corp.	387,258	18,236
	US Silica Holdings Inc.	654,174	12,253
	Calgon Carbon Corp.	630,936	10,884
	Minerals Technologies Inc.	213,128	9,774
	Deltic Timber Corp.	137,398	8,089
*	Stillwater Mining Co.	741,552	6,355
*	Ferro Corp.	534,850	5,948
	American Vanguard Corp.	343,356	4,810
*	Globe Specialty Metals Inc.	405,430	4,358
*	Coeur Mining Inc.	1,697,970	4,211
*	Fairmount Santrol Holdings Inc.	397,534	934
*,^	Horsehead Holding Corp.	353,790	725
*	LSB Industries Inc.	59,196	429
			229,660
Consumer Goods (8.2%)
*	Middleby Corp.	703,886	75,928
*	Toll Brothers Inc.	1,948,209	64,875
	Gentex Corp.	3,559,142	56,982
	Brunswick Corp.	1,118,244	56,482
	Carter's Inc.	606,280	53,977
*	Tempur Sealy International Inc.	764,391	53,859
*	Hain Celestial Group Inc.	1,263,872	51,048
*	Skechers U.S.A. Inc. Class A	1,596,252	48,223
	Flowers Foods Inc.	2,214,037	47,580
*	Post Holdings Inc.	762,095	47,021
*	WhiteWave Foods Co. Class A	1,082,357	42,115
	Pool Corp.	496,876	40,138
	CalAtlantic Group Inc.	965,906	36,627
*	Kate Spade & Co.	1,566,755	27,841
*	Zynga Inc. Class A	9,310,770	24,953
	B&G Foods Inc.	712,145	24,939
	Vector Group Ltd.	1,052,692	24,833
*	TRI Pointe Group Inc.	1,786,171	22,631
*	Boston Beer Co. Inc. Class A	111,338	22,480
*	G-III Apparel Group Ltd.	499,362	22,102
	J&J Snack Foods Corp.	183,483	21,407
*	Gentherm Inc.	444,475	21,068
*	Steven Madden Ltd.	691,756	20,905
*	Dorman Products Inc.	392,478	18,631
*,^	GoPro Inc. Class A	997,966	17,973
*	Deckers Outdoor Corp.	376,714	17,781
*	Take-Two Interactive Software Inc.	493,060	17,178
	Drew Industries Inc.	281,577	17,145
	WD-40 Co.	167,487	16,523
*	Meritage Homes Corp.	462,909	15,734
	Interface Inc. Class A	767,574	14,691
*,^	Wayfair Inc.	300,811	14,325
	Lancaster Colony Corp.	117,695	13,589
*	Select Comfort Corp.	620,646	13,288
*	Diamond Foods Inc.	328,122	12,649
	MDC Holdings Inc.	479,268	12,236
*	iRobot Corp.	338,471	11,982
*	Tumi Holdings Inc.	707,036	11,758
	Oxford Industries Inc.	182,970	11,677
	Wolverine World Wide Inc.	599,841	10,023
*	TiVo Inc.	1,141,228	9,849

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Coca-Cola Bottling Co. Consolidated	52,293	9,544
*,^	Blue Buffalo Pet Products Inc.	481,555	9,010
*	USANA Health Sciences Inc.	70,486	9,005
	Columbia Sportswear Co.	173,350	8,453
*	Boulder Brands Inc.	719,765	7,903
	Phibro Animal Health Corp. Class A	221,649	6,678
*	National Beverage Corp.	143,114	6,503
*	RealD Inc.	564,609	5,957
*	DTS Inc.	212,354	4,795
*	Revlon Inc. Class A	129,697	3,611
	Metaldyne Performance Group Inc.	160,332	2,940
*,^	Amplify Snack Brands Inc.	140,717	1,621
			1,241,066
Consumer Services (14.1%)
	Domino's Pizza Inc.	671,241	74,676
	Vail Resorts Inc.	448,780	57,439
*	Panera Bread Co. Class A	292,116	56,898
*	AMC Networks Inc. Class A	748,216	55,877
*	Sally Beauty Holdings Inc.	1,864,731	52,007
	Six Flags Entertainment Corp.	930,861	51,141
*,^	Copart Inc.	1,328,390	50,492
	Dunkin' Brands Group Inc.	1,137,454	48,444
*	Sprouts Farmers Market Inc.	1,679,094	44,647
*	Live Nation Entertainment Inc.	1,739,047	42,728
*	Madison Square Garden Co. Class A	251,155	40,637
*	Burlington Stores Inc.	933,171	40,033
	Dick's Sporting Goods Inc.	1,105,659	39,085
	Lions Gate Entertainment Corp.	1,186,926	38,445
	Sabre Corp.	1,363,356	38,133
*	Buffalo Wild Wings Inc.	233,828	37,331
*	Restoration Hardware Holdings Inc.	468,830	37,249
*,^	SolarCity Corp.	718,815	36,674
*	Spirit Airlines Inc.	878,122	34,993
*	Bright Horizons Family Solutions Inc.	520,361	34,760
	Jack in the Box Inc.	439,675	33,727
*	Pandora Media Inc.	2,488,906	33,376
	Rollins Inc.	1,207,173	31,266
*	ServiceMaster Global Holdings Inc.	790,057	31,002
*	Cabela's Inc.	595,288	27,818
	Allegiant Travel Co. Class A	165,308	27,744
	Texas Roadhouse Inc. Class A	775,387	27,736
*	Urban Outfitters Inc.	1,118,357	25,443
	Cheesecake Factory Inc.	543,080	25,041
	Monro Muffler Brake Inc.	372,711	24,681
	Churchill Downs Inc.	172,654	24,429
*	Yelp Inc. Class A	809,983	23,327
*	Grand Canyon Education Inc.	578,260	23,200
*	United Natural Foods Inc.	585,186	23,033
*	DreamWorks Animation SKG Inc. Class A	862,508	22,227
*	Pinnacle Entertainment Inc.	709,659	22,085
*	Ascena Retail Group Inc.	2,155,009	21,227
*	WebMD Health Corp.	437,421	21,127
	Nexstar Broadcasting Group Inc. Class A	356,750	20,941
*	Five Below Inc.	635,251	20,392
	Papa John's International Inc.	359,456	20,083
	PriceSmart Inc.	240,585	19,966
*	Michaels Cos. Inc.	893,745	19,761
	HSN Inc.	386,742	19,596
	Sotheby's	737,627	19,001
	Sonic Corp.	579,964	18,739
*	Media General Inc.	1,097,852	17,730
*,^	GrubHub Inc.	729,164	17,646
	Morningstar Inc.	216,963	17,446
*	Shutterfly Inc.	387,698	17,276

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Dave & Buster's Entertainment Inc.	407,879	17,025
*	comScore Inc.	406,694	16,735
*	Diplomat Pharmacy Inc.	474,341	16,232
*	Groupon Inc. Class A	5,252,803	16,126
*	Popeyes Louisiana Kitchen Inc.	275,527	16,118
	GNC Holdings Inc. Class A	506,715	15,718
*	La Quinta Holdings Inc.	1,112,747	15,144
*	Penn National Gaming Inc.	886,544	14,202
	Marriott Vacations Worldwide Corp.	247,607	14,101
	Extended Stay America Inc.	878,569	13,969
	ClubCorp Holdings Inc.	753,833	13,773
*,^	Diamond Resorts International Inc.	527,170	13,448
	EW Scripps Co. Class A	705,218	13,399
*	Fresh Market Inc.	536,122	12,556
	Bloomin' Brands Inc.	734,193	12,401
*	Krispy Kreme Doughnuts Inc.	771,180	11,622
*	Constant Contact Inc.	391,306	11,442
	National CineMedia Inc.	716,169	11,251
*	Fiesta Restaurant Group Inc.	328,920	11,052
*	Hawaiian Holdings Inc.	309,663	10,940
*	BJ's Restaurants Inc.	247,270	10,749
	DSW Inc. Class A	447,314	10,673
*,^	Mattress Firm Holding Corp.	237,443	10,597
*	Belmond Ltd. Class A	1,066,066	10,128
*	Stamps.com Inc.	91,601	10,040
	Choice Hotels International Inc.	190,896	9,623
*	Caesars Acquisition Co. Class A	1,347,995	9,180
*	Francesca's Holdings Corp.	522,013	9,088
*	MSG Networks Inc.	425,658	8,854
*	Hibbett Sports Inc.	292,401	8,842
	Chico's FAS Inc.	811,200	8,655
*,^	Conn's Inc.	335,327	7,870
*,^	Virgin America Inc.	215,544	7,762
	Interval Leisure Group Inc.	495,501	7,735
^	World Wrestling Entertainment Inc. Class A	377,077	6,727
	AMC Entertainment Holdings Inc.	265,711	6,377
*,^	TrueCar Inc.	660,280	6,299
*	Tile Shop Holdings Inc.	377,128	6,185
*,^	Etsy Inc.	711,442	5,877
*	Vitamin Shoppe Inc.	179,046	5,855
*	Global Eagle Entertainment Inc.	576,855	5,694
*	Scientific Games Corp. Class A	633,230	5,680
*,^	Quotient Technology Inc.	820,030	5,593
*,^	Lumber Liquidators Holdings Inc.	318,358	5,527
	New Media Investment Group Inc.	262,563	5,109
*	RetailMeNot Inc.	513,456	5,093
*	Angie's List Inc.	540,096	5,050
*	Blue Nile Inc.	134,116	4,980
*	Party City Holdco Inc.	363,843	4,697
*	Bankrate Inc.	333,511	4,436
*	Potbelly Corp.	295,853	3,464
*	El Pollo Loco Holdings Inc.	259,047	3,272
*,^	Habit Restaurants Inc. Class A	140,237	3,234
*,^	Clean Energy Fuels Corp.	842,804	3,034
*	Caesars Entertainment Corp.	359,637	2,838
*,^	Planet Fitness Inc. Class A	179,492	2,805
*,^	Shake Shack Inc. Class A	55,680	2,205
*	Biglari Holdings Inc.	6,445	2,100
*	Wingstop Inc.	89,365	2,038
*	Ollie's Bargain Outlet Holdings Inc.	109,635	1,865
*	Zumiez Inc.	113,984	1,723
*,^	Container Store Group Inc.	207,538	1,702
*,^	Noodles & Co. Class A	159,872	1,549
*,^	Bojangles' Inc.	89,601	1,422

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Ascent Capital Group Inc. Class A	71,126	1,189
	Expedia Inc.	87	11
*	Genesco Inc.	112	6
			2,139,441
Financials (21.4%)
*	Signature Bank	586,914	90,015
	Regency Centers Corp.	1,156,126	78,755
*	SVB Financial Group	632,383	75,190
	Kilroy Realty Corp.	1,132,286	71,651
	WP Carey Inc.	1,153,626	68,064
	CBOE Holdings Inc.	1,012,409	65,705
*	Forest City Enterprises Inc. Class A	2,957,792	64,864
	DDR Corp.	3,780,036	63,656
	Equity LifeStyle Properties Inc.	931,528	62,105
	CubeSmart	2,012,363	61,619
	Lamar Advertising Co. Class A	1,006,598	60,376
	American Campus Communities Inc.	1,379,291	57,020
	Douglas Emmett Inc.	1,712,205	53,387
	Investors Bancorp Inc.	4,030,225	50,136
*	Howard Hughes Corp.	431,598	48,840
	MarketAxess Holdings Inc.	435,039	48,546
	Sovran Self Storage Inc.	444,067	47,653
	Duke Realty Corp.	2,119,593	44,554
	Healthcare Trust of America Inc. Class A	1,559,958	42,072
	Mid-America Apartment Communities Inc.	462,888	42,035
	Sun Communities Inc.	608,274	41,685
*	Western Alliance Bancorp	1,130,501	40,540
	DCT Industrial Trust Inc.	1,084,787	40,538
	Omega Healthcare Investors Inc.	1,148,638	40,179
	Post Properties Inc.	664,706	39,324
	Tanger Factory Outlet Centers Inc.	1,176,687	38,478
	Paramount Group Inc.	2,079,864	37,646
*	Liberty Ventures Class A	827,481	37,328
	American Homes 4 Rent Class A	2,164,969	36,068
	Healthcare Realty Trust Inc.	1,235,851	34,999
*	Stifel Financial Corp.	810,794	34,345
*,^	Zillow Group Inc.	1,456,525	34,199
	Medical Properties Trust Inc.	2,919,971	33,609
	Sunstone Hotel Investors Inc.	2,560,363	31,979
	RLJ Lodging Trust	1,466,817	31,727
	Care Capital Properties Inc.	1,029,243	31,464
	Gaming and Leisure Properties Inc.	1,131,780	31,463
	PacWest Bancorp	701,272	30,225
*	Blackhawk Network Holdings Inc.	670,963	29,663
	Home BancShares Inc.	731,792	29,652
	BioMed Realty Trust Inc.	1,250,316	29,620
	CyrusOne Inc.	772,953	28,947
	Urban Edge Properties	1,219,256	28,592
	Acadia Realty Trust	847,310	28,088
*	Texas Capital Bancshares Inc.	563,085	27,828
	Ryman Hospitality Properties Inc.	535,371	27,647
	Communications Sales & Leasing Inc.	1,477,542	27,615
	NorthStar Asset Management Group Inc.	2,260,279	27,440
*	OneMain Holdings Inc. Class A	659,961	27,415
	Kennedy-Wilson Holdings Inc.	1,123,341	27,050
	Kite Realty Group Trust	1,022,122	26,504
	Hudson Pacific Properties Inc.	933,116	26,258
	Equity One Inc.	953,121	25,877
	Spirit Realty Capital Inc.	2,572,435	25,776
	Education Realty Trust Inc.	679,162	25,727
*	Liberty TripAdvisor Holdings Inc. Class A	837,717	25,416
	Colony Capital Inc. Class A	1,301,589	25,355
	Cousins Properties Inc.	2,633,325	24,832
	Pebblebrook Hotel Trust	881,563	24,701

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Bank of the Ozarks Inc.	487,209	24,097
	Evercore Partners Inc. Class A	436,536	23,603
	WisdomTree Investments Inc.	1,443,125	22,628
	Retail Opportunity Investments Corp.	1,220,584	21,848
*,^	Credit Acceptance Corp.	101,119	21,641
	QTS Realty Trust Inc. Class A	476,343	21,488
	Financial Engines Inc.	632,063	21,282
*	PRA Group Inc.	591,711	20,526
	PS Business Parks Inc.	232,245	20,305
	Alexander & Baldwin Inc.	569,669	20,115
*	Hilltop Holdings Inc.	971,008	18,663
	Outfront Media Inc.	845,070	18,448
	Chesapeake Lodging Trust	732,763	18,436
	LaSalle Hotel Properties	692,918	17,434
	Artisan Partners Asset Management Inc. Class A	459,073	16,554
	Sabra Health Care REIT Inc.	799,022	16,164
	Ramco-Gershenson Properties Trust	970,951	16,127
	Parkway Properties Inc.	1,026,845	16,050
	STAG Industrial Inc.	836,274	15,429
*	FCB Financial Holdings Inc. Class A	430,397	15,404
*,^	Zillow Group Inc. Class A	586,627	15,276
*	Essent Group Ltd.	681,582	14,920
	Waddell & Reed Financial Inc. Class A	483,298	13,851
	TFS Financial Corp.	710,508	13,379
	LegacyTexas Financial Group Inc.	525,413	13,146
	HFF Inc. Class A	417,344	12,967
	Corporate Office Properties Trust	579,612	12,653
*,^	St. Joe Co.	679,866	12,584
*	First Cash Financial Services Inc.	323,714	12,117
	Hersha Hospitality Trust Class A	536,058	11,665
	FelCor Lodging Trust Inc.	1,588,480	11,596
	NRG Yield Inc.	772,627	11,404
	Inland Real Estate Corp.	1,052,177	11,174
*	HealthEquity Inc.	421,005	10,555
	New Senior Investment Group Inc.	1,066,279	10,513
	CoreSite Realty Corp.	178,481	10,123
	Starwood Waypoint Residential Trust	443,280	10,036
	Monogram Residential Trust Inc.	1,021,777	9,973
	Alexander's Inc.	25,107	9,644
*	Third Point Reinsurance Ltd.	711,764	9,545
*	Eagle Bancorp Inc.	184,745	9,324
	Capital Bank Financial Corp.	283,960	9,081
	American Assets Trust Inc.	236,572	9,073
	Greenhill & Co. Inc.	306,074	8,757
*	Black Knight Financial Services Inc. Class A	263,374	8,707
*	Encore Capital Group Inc.	279,351	8,123
	InfraREIT Inc.	427,890	7,916
	Cohen & Steers Inc.	252,154	7,686
*	Ocwen Financial Corp.	1,074,711	7,491
*,^	Nationstar Mortgage Holdings Inc.	537,889	7,192
	Simmons First National Corp. Class A	138,639	7,120
*,^	BofI Holding Inc.	328,271	6,910
	Moelis & Co. Class A	236,456	6,900
	Silver Bay Realty Trust Corp.	423,882	6,638
	CareTrust REIT Inc.	563,397	6,169
	Virtus Investment Partners Inc.	50,432	5,924
^	Seritage Growth Properties Class A	145,561	5,854
	NRG Yield Inc. Class A	406,377	5,653
	Investors Real Estate Trust	776,778	5,399
*	Marcus & Millichap Inc.	182,461	5,317
	Employers Holdings Inc.	187,212	5,111
	Ladder Capital Corp.	410,674	5,101
*	Altisource Portfolio Solutions SA	164,911	4,586
*,^	On Deck Capital Inc.	430,871	4,438

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Northfield Bancorp Inc.	240,706	3,832
	National Bank Holdings Corp. Class A	175,784	3,756
*	PennyMac Financial Services Inc. Class A	241,993	3,717
*	Tejon Ranch Co.	178,578	3,420
	Urstadt Biddle Properties Inc. Class A	157,414	3,029
	Kearny Financial Corp.	228,247	2,892
*	Forestar Group Inc.	198,303	2,169
*	NewStar Financial Inc.	230,695	2,072
*	Associated Capital Group Inc. Class A	54,472	1,661
	Houlihan Lokey Inc.	56,972	1,493
	GAMCO Investors Inc. Class A	26,717	829
*	PICO Holdings Inc.	70,317	726
	Extra Space Storage Inc.	623	55
*	E*TRADE Financial Corp.	745	22
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	—
			3,229,548
Health Care (17.2%)
*	Ionis Pharmaceuticals Inc.	1,474,889	91,340
*	United Therapeutics Corp.	532,366	83,374
*	MEDNAX Inc.	1,154,603	82,739
*	DexCom Inc.	948,212	77,659
*	Sirona Dental Systems Inc.	686,306	75,199
*	Dyax Corp.	1,806,681	67,967
*	Neurocrine Biosciences Inc.	1,058,324	59,869
*	Align Technology Inc.	829,550	54,626
*	Seattle Genetics Inc.	1,198,733	53,799
*	Anacor Pharmaceuticals Inc.	460,621	52,036
	West Pharmaceutical Services Inc.	840,798	50,633
*	Amsurg Corp.	662,248	50,331
*	Centene Corp.	695,590	45,777
*	PAREXEL International Corp.	653,817	44,538
*	Acadia Healthcare Co. Inc.	704,325	43,992
*	ABIOMED Inc.	468,804	42,324
*	Brookdale Senior Living Inc.	2,269,995	41,904
	Bio-Techne Corp.	456,740	41,107
*,^	OPKO Health Inc.	4,015,199	40,353
*	STERIS plc	526,634	39,677
*	Team Health Holdings Inc.	891,516	39,129
*	Horizon Pharma plc	1,759,474	38,128
*,^	Myriad Genetics Inc.	856,689	36,975
*	Akorn Inc.	979,379	36,541
*	ACADIA Pharmaceuticals Inc.	991,424	35,344
*	Impax Laboratories Inc.	822,608	35,175
*	Pacira Pharmaceuticals Inc.	428,484	32,903
*	NuVasive Inc.	602,980	32,627
*	Bruker Corp.	1,340,087	32,524
*	Cepheid	888,591	32,460
*	Medicines Co.	809,373	30,222
	Healthcare Services Group Inc.	839,326	29,267
*	Catalent Inc.	1,147,102	28,712
*	Nektar Therapeutics	1,639,184	27,620
*	Bluebird Bio Inc.	428,164	27,497
*	Wright Medical Group NV	1,133,459	27,407
*	Puma Biotechnology Inc.	338,276	26,521
*	Insulet Corp.	698,405	26,407
*	Novavax Inc.	3,145,044	26,387
	Cantel Medical Corp.	408,303	25,372
*	Neogen Corp.	435,563	24,618
*	Radius Health Inc.	395,023	24,310
*	Ligand Pharmaceuticals Inc.	216,229	23,443
*	Globus Medical Inc.	831,506	23,132
*	Masimo Corp.	555,458	23,057
*	Acorda Therapeutics Inc.	529,609	22,657
*,^	Agios Pharmaceuticals Inc.	346,398	22,488

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Halozyme Therapeutics Inc.	1,256,958	21,783
*	Haemonetics Corp.	622,764	20,078
*	ICU Medical Inc.	176,359	19,890
*,^	Intrexon Corp.	642,441	19,370
*	Sarepta Therapeutics Inc.	500,171	19,297
*,^	Juno Therapeutics Inc.	431,998	18,995
*	FibroGen Inc.	602,485	18,358
*	Air Methods Corp.	433,662	18,183
*	Ironwood Pharmaceuticals Inc. Class A	1,559,947	18,080
*	INC Research Holdings Inc. Class A	360,779	17,501
*	Emergent BioSolutions Inc.	406,656	16,270
*,^	Exelixis Inc.	2,785,323	15,709
*	NxStage Medical Inc.	704,279	15,431
	Abaxis Inc.	264,539	14,729
*	Intercept Pharmaceuticals Inc.	97,164	14,511
*	ImmunoGen Inc.	1,068,669	14,502
*	Nevro Corp.	205,996	13,907
*	Amedisys Inc.	350,964	13,800
*,^	Lannett Co. Inc.	335,748	13,470
*	Alder Biopharmaceuticals Inc.	401,935	13,276
*	ARIAD Pharmaceuticals Inc.	2,087,695	13,048
*	HMS Holdings Corp.	1,054,019	13,007
*	AMAG Pharmaceuticals Inc.	425,365	12,842
	Analogic Corp.	152,220	12,573
*	PRA Health Sciences Inc.	258,359	11,696
*	Momenta Pharmaceuticals Inc.	763,966	11,337
*,^	Exact Sciences Corp.	1,182,659	10,916
^	Theravance Inc.	1,011,313	10,659
*	HeartWare International Inc.	210,993	10,634
*	Luminex Corp.	476,916	10,201
*,^	Insys Therapeutics Inc.	354,471	10,148
*,^	Merrimack Pharmaceuticals Inc.	1,275,622	10,077
	Meridian Bioscience Inc.	486,171	9,976
*,^	Relypsa Inc.	332,587	9,425
*	Natus Medical Inc.	192,323	9,241
*	Orthofix International NV	220,613	8,650
*,^	Adeptus Health Inc. Class A	148,609	8,102
*	Endologix Inc.	794,301	7,864
*	Genomic Health Inc.	220,302	7,755
*	Quidel Corp.	351,933	7,461
*	Achillion Pharmaceuticals Inc.	668,531	7,213
*	HealthStream Inc.	311,851	6,861
*,^	Lexicon Pharmaceuticals Inc.	511,958	6,814
*	Depomed Inc.	371,986	6,744
*	Insmed Inc.	359,319	6,522
*	Acceleron Pharma Inc.	132,256	6,449
	Ensign Group Inc.	283,578	6,417
*	Accuray Inc.	929,126	6,272
*,^	ZIOPHARM Oncology Inc.	721,715	5,997
*,^	Arena Pharmaceuticals Inc.	2,969,541	5,642
*	CorVel Corp.	121,763	5,348
*,^	Theravance Biopharma Inc.	323,877	5,308
*,^	Epizyme Inc.	306,950	4,917
*,^	MannKind Corp.	3,369,476	4,886
*,^	Keryx Biopharmaceuticals Inc.	963,141	4,864
*	Merit Medical Systems Inc.	259,474	4,824
*,^	Spark Therapeutics Inc.	106,296	4,816
*	Sagent Pharmaceuticals Inc.	300,163	4,776
*	Infinity Pharmaceuticals Inc.	603,004	4,734
*	Spectrum Pharmaceuticals Inc.	751,076	4,529
*	Surgery Partners Inc.	186,733	3,826
*	Tetraphase Pharmaceuticals Inc.	356,801	3,579
*	Aegerion Pharmaceuticals Inc.	335,879	3,392
*,^	ConforMIS Inc.	127,140	2,198

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Seres Therapeutics Inc.	47,633	1,671
*	Natera Inc.	152,617	1,648
*	Sequenom Inc.	724,167	1,188
*	Wright Medical Group Inc. CVR	165,303	169
*	Penumbra Inc.	889	48
			2,604,571
Industrials (17.0%)
	Waste Connections Inc.	1,502,373	84,614
*	CoStar Group Inc.	378,933	78,322
	Jack Henry & Associates Inc.	981,424	76,610
*	HD Supply Holdings Inc.	2,445,238	73,430
	AO Smith Corp.	919,531	70,445
	Lennox International Inc.	525,532	65,639
*	Keysight Technologies Inc.	2,080,710	58,947
	Hexcel Corp.	1,160,078	53,886
	Graco Inc.	686,526	49,478
	Toro Co.	639,288	46,713
*	Old Dominion Freight Line Inc.	779,043	46,018
*	Genpact Ltd.	1,827,855	45,660
*	Zebra Technologies Corp.	639,807	44,563
	MAXIMUS Inc.	769,319	43,274
	Nordson Corp.	665,969	42,722
*	WEX Inc.	474,509	41,947
	Heartland Payment Systems Inc.	428,683	40,648
	National Instruments Corp.	1,405,525	40,325
	FEI Co.	501,421	40,008
	Air Lease Corp. Class A	1,185,210	39,681
	Packaging Corp. of America	600,311	37,850
*	IPG Photonics Corp.	421,252	37,559
*	Genesee & Wyoming Inc. Class A	698,862	37,522
	Watsco Inc.	315,833	36,994
	Eagle Materials Inc.	583,947	35,288
	Woodward Inc.	698,513	34,688
	Cognex Corp.	989,653	33,421
*,^	XPO Logistics Inc.	1,197,978	32,645
	Landstar System Inc.	530,497	31,114
*	Universal Display Corp.	515,713	28,075
*	On Assignment Inc.	583,032	26,207
*	USG Corp.	1,071,990	26,039
	Global Payments Inc.	399,094	25,746
*	Advisory Board Co.	514,584	25,529
*	Clean Harbors Inc.	600,580	25,014
	CEB Inc.	406,044	24,927
*,^	Cimpress NV	289,062	23,454
	HEICO Corp. Class A	468,268	23,039
*	Euronet Worldwide Inc.	307,691	22,286
*	Masonite International Corp.	354,151	21,685
*	Imperva Inc.	327,623	20,742
*,^	Ambarella Inc.	369,241	20,581
*	OSI Systems Inc.	229,830	20,377
*	WageWorks Inc.	440,882	20,003
	Mueller Industries Inc.	701,528	19,011
*	Cardtronics Inc.	551,757	18,567
*	Proto Labs Inc.	289,285	18,425
	Knight Transportation Inc.	744,085	18,029
*	RBC Bearings Inc.	272,826	17,622
*	ExlService Holdings Inc.	385,472	17,319
	Simpson Manufacturing Co. Inc.	502,872	17,173
*	Huron Consulting Group Inc.	281,771	16,737
	AZZ Inc.	300,898	16,721
	MSC Industrial Direct Co. Inc. Class A	297,003	16,712
	Forward Air Corp.	380,685	16,373
*	Louisiana-Pacific Corp.	877,388	15,802
	Apogee Enterprises Inc.	357,376	15,549

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	CLARCOR Inc.	305,837	15,194
	Exponent Inc.	299,961	14,983
*,^	LifeLock Inc.	1,043,148	14,969
*	Swift Transportation Co.	1,073,428	14,835
*	Smith & Wesson Holding Corp.	667,055	14,662
*	Trex Co. Inc.	379,250	14,427
	Methode Electronics Inc.	447,953	14,258
*	TopBuild Corp.	461,840	14,211
*	Hub Group Inc. Class A	415,577	13,693
	Sturm Ruger & Co. Inc.	229,198	13,662
*	DigitalGlobe Inc.	857,852	13,434
	Franklin Electric Co. Inc.	482,884	13,052
*	ExamWorks Group Inc.	488,731	13,000
*	II-VI Inc.	674,359	12,516
	Heartland Express Inc.	730,456	12,432
*	TransUnion	446,794	12,318
	Tennant Co.	218,619	12,300
*	Summit Materials Inc. Class A	609,772	12,220
*	M/A-COM Technology Solutions Holdings Inc.	293,921	12,018
	HEICO Corp.	220,660	11,995
	EnPro Industries Inc.	269,182	11,801
*	Armstrong World Industries Inc.	255,336	11,677
	AAON Inc.	497,285	11,547
*	Rogers Corp.	220,021	11,346
	Primoris Services Corp.	506,835	11,166
	Covanta Holding Corp.	696,478	10,788
*	Veeco Instruments Inc.	502,592	10,333
*	Inovalon Holdings Inc. Class A	604,922	10,284
	Advanced Drainage Systems Inc.	424,708	10,206
*	Paylocity Holding Corp.	250,179	10,145
*	TriNet Group Inc.	515,463	9,974
	Badger Meter Inc.	169,111	9,908
^	Lindsay Corp.	131,662	9,532
*	AMN Healthcare Services Inc.	293,052	9,099
	Sun Hydraulics Corp.	278,936	8,851
	Quanex Building Products Corp.	417,031	8,695
	Mobile Mini Inc.	274,784	8,554
	Mueller Water Products Inc. Class A	940,345	8,087
*	Team Inc.	252,330	8,064
*	Continental Building Products Inc.	439,365	7,671
*	Headwaters Inc.	432,627	7,298
*	Aerovironment Inc.	244,970	7,219
*	Press Ganey Holdings Inc.	225,838	7,125
	Raven Industries Inc.	456,381	7,120
*	RPX Corp.	632,638	6,959
*	Thermon Group Holdings Inc.	396,788	6,714
	Comfort Systems USA Inc.	229,258	6,516
	Albany International Corp.	177,396	6,484
*	FARO Technologies Inc.	214,399	6,329
	Gorman-Rupp Co.	223,359	5,970
*	TASER International Inc.	331,305	5,728
*	Builders FirstSource Inc.	436,175	4,833
*	Wabash National Corp.	406,052	4,804
^	American Railcar Industries Inc.	97,627	4,518
*	Mistras Group Inc.	214,047	4,086
	Griffon Corp.	220,354	3,922
*	Bazaarvoice Inc.	884,679	3,875
*	Astronics Corp.	90,671	3,691
*	Roadrunner Transportation Systems Inc.	378,344	3,568
*	InnerWorkings Inc.	465,916	3,494
	H&E Equipment Services Inc.	194,707	3,403
*	Multi Packaging Solutions International Ltd.	188,883	3,277
*	Ply Gem Holdings Inc.	249,126	3,124
*	Evolent Health Inc. Class A	151,843	1,839

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Acacia Research Corp.	304,523	1,306
*	Milacron Holdings Corp.	102,705	1,285
*	Astronics Corp. Class B	15,426	627
	Acuity Brands Inc.	253	59
	Fortune Brands Home & Security Inc.	816	45
*	Vantiv Inc. Class A	836	40
	Lincoln Electric Holdings Inc.	330	17
*	Coherent Inc.	152	10
	EVERTEC Inc.	304	5
			2,570,952
Oil & Gas (2.6%)
*	Diamondback Energy Inc.	818,686	54,770
*	Gulfport Energy Corp.	1,328,808	32,649
*	Dril-Quip Inc.	470,536	27,870
*	PDC Energy Inc.	492,822	26,307
	Patterson-UTI Energy Inc.	1,718,185	25,910
*	Cobalt International Energy Inc.	4,323,103	23,345
*	Parsley Energy Inc. Class A	1,242,119	22,917
*	Memorial Resource Development Corp.	1,259,251	20,337
*,^	SunPower Corp. Class A	670,453	20,120
*	Carrizo Oil & Gas Inc.	679,987	20,114
*	RSP Permian Inc.	741,738	18,091
*	Matador Resources Co.	891,867	17,632
	Targa Resources Corp.	618,465	16,735
	Pattern Energy Group Inc. Class A	686,327	14,351
*	Rice Energy Inc.	923,747	10,069
	RPC Inc.	802,069	9,585
	SemGroup Corp. Class A	269,298	7,772
*,^	Flotek Industries Inc.	626,709	7,169
*,^	Laredo Petroleum Inc.	724,509	5,789
*,^	C&J Energy Services Ltd.	677,675	3,226
*,^	Sanchez Energy Corp.	642,250	2,768
*	Bonanza Creek Energy Inc.	494,139	2,604
*	Clayton Williams Energy Inc.	75,437	2,231
*,^	Halcon Resources Corp.	1,034,005	1,303
*,^	Northern Oil and Gas Inc.	327,396	1,264
*	Bill Barrett Corp.	312,014	1,226
*,^	Eclipse Resources Corp.	559,472	1,018
*	Jones Energy Inc. Class A	223,576	861
*,^	SandRidge Energy Inc.	1,770,780	354
			398,387
Other (0.0%)[2]
*	Clinical Data Contingent Value Rights Exp. 4/14/2018	132,154	—
*,^	Magnum Hunter Resources Corp. Warrants Exp. 4/15/2016	185,509	—
			—
Technology (16.9%)
*	athenahealth Inc.	476,872	76,762
*	Cadence Design Systems Inc.	3,653,538	76,030
	SS&C Technologies Holdings Inc.	1,014,940	69,290
*	Tyler Technologies Inc.	375,038	65,377
*	Ultimate Software Group Inc.	334,322	65,363
*	Manhattan Associates Inc.	897,286	59,373
	IAC/InterActiveCorp	948,152	56,937
*	Fortinet Inc.	1,798,199	56,050
*	Guidewire Software Inc.	871,973	52,458
*	PTC Inc.	1,406,085	48,693
*	Integrated Device Technology Inc.	1,801,981	47,482
	CDK Global Inc.	978,728	46,460
	Solera Holdings Inc.	825,797	45,278
*	SolarWinds Inc.	749,124	44,123
*	Cavium Inc.	652,509	42,876
	Atmel Corp.	4,902,688	42,212
*	EPAM Systems Inc.	521,428	40,995

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Aspen Technology Inc.	1,022,762	38,619
	Blackbaud Inc.	575,943	37,932
*	Qlik Technologies Inc.	1,142,143	36,160
	Fair Isaac Corp.	381,632	35,942
*	Synaptics Inc.	444,993	35,751
*	Allscripts Healthcare Solutions Inc.	2,320,739	35,693
*,^	Arista Networks Inc.	457,466	35,609
*	NetScout Systems Inc.	1,156,257	35,497
*	Ciena Corp.	1,654,123	34,224
*	Cree Inc.	1,265,529	33,752
*	ViaSat Inc.	534,676	32,621
*	Medidata Solutions Inc.	645,847	31,834
*	ACI Worldwide Inc.	1,452,019	31,073
*	Infinera Corp.	1,699,382	30,793
*	Proofpoint Inc.	471,267	30,637
*	Tableau Software Inc. Class A	322,778	30,412
	Monolithic Power Systems Inc.	436,882	27,834
*	Electronics For Imaging Inc.	585,962	27,388
*	Dycom Industries Inc.	379,700	26,564
*	Veeva Systems Inc. Class A	837,958	24,175
*	Silicon Laboratories Inc.	484,468	23,516
*	Fleetmatics Group plc	459,825	23,355
	j2 Global Inc.	283,139	23,308
*	Zendesk Inc.	870,412	23,014
*	Entegris Inc.	1,723,133	22,866
*,^	Demandware Inc.	416,143	22,459
	InterDigital Inc.	434,915	21,328
*	Ellie Mae Inc.	347,610	20,937
*	Cornerstone OnDemand Inc.	601,996	20,787
*	MicroStrategy Inc. Class A	114,440	20,518
*	CommVault Systems Inc.	500,701	19,703
*	LogMeIn Inc.	291,984	19,592
	Plantronics Inc.	413,009	19,585
*	Finisar Corp.	1,309,266	19,037
	Tessera Technologies Inc.	626,838	18,811
*,^	SunEdison Inc.	3,692,208	18,793
*	Syntel Inc.	411,895	18,638
*	FireEye Inc.	886,260	18,381
*	Rackspace Hosting Inc.	702,473	17,787
*	Paycom Software Inc.	471,158	17,730
	Cogent Communications Holdings Inc.	499,504	17,328
*	Rambus Inc.	1,428,682	16,558
*	HubSpot Inc.	290,355	16,350
*	Synchronoss Technologies Inc.	459,852	16,201
	Power Integrations Inc.	331,775	16,134
	NIC Inc.	764,459	15,045
*	PMC-Sierra Inc.	1,220,594	14,183
*	RealPage Inc.	624,841	14,028
*	Bottomline Technologies de Inc.	469,676	13,963
*	RingCentral Inc. Class A	592,001	13,959
*	Envestnet Inc.	460,218	13,738
*	Marketo Inc.	451,167	12,953
*	Lumentum Holdings Inc.	578,157	12,731
*	Cvent Inc.	359,936	12,565
*	BroadSoft Inc.	353,371	12,495
*	Infoblox Inc.	659,203	12,123
*	Web.com Group Inc.	592,247	11,851
*	Inphi Corp.	433,775	11,721
	Monotype Imaging Holdings Inc.	490,250	11,590
	Pegasystems Inc.	421,422	11,589
*	Super Micro Computer Inc.	467,074	11,448
*,^	3D Systems Corp.	1,304,828	11,339
*,^	Gogo Inc.	631,449	11,240
*	Ruckus Wireless Inc.	1,035,048	11,085

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Diodes Inc.	448,731	10,312
*,^	GoDaddy Inc. Class A	320,323	10,270
*,^	Ubiquiti Networks Inc.	311,250	9,864
*	InvenSense Inc.	959,576	9,816
*	New Relic Inc.	266,568	9,711
*	Lattice Semiconductor Corp.	1,450,331	9,384
*	Gigamon Inc.	312,414	8,301
*,^	Endurance International Group Holdings Inc.	756,382	8,267
*	Cray Inc.	236,840	7,685
*,^	Shutterstock Inc.	222,346	7,191
*	Xura Inc.	278,220	6,839
*	Virtusa Corp.	164,719	6,809
*	Interactive Intelligence Group Inc.	213,635	6,712
	Computer Programs & Systems Inc.	131,405	6,537
*	Loral Space & Communications Inc.	158,374	6,447
*	Hortonworks Inc.	283,874	6,217
*	Ultratech Inc.	306,903	6,083
*	CEVA Inc.	250,144	5,843
*	Nimble Storage Inc.	633,322	5,827
*	Applied Micro Circuits Corp.	913,072	5,816
*	Ixia	465,186	5,782
*,^	Box Inc.	404,262	5,644
*	Intralinks Holdings Inc.	608,134	5,516
*,^	Pure Storage Inc. Class A	352,164	5,483
*	Actua Corp.	454,521	5,204
*	Benefitfocus Inc.	142,771	5,195
*,^	Textura Corp.	239,242	5,163
*	2U Inc.	182,161	5,097
*	Barracuda Networks Inc.	263,624	4,924
*	LivePerson Inc.	629,904	4,252
*	Sonus Networks Inc.	585,123	4,172
*	Calix Inc.	528,919	4,163
*	Mercury Systems Inc.	202,657	3,721
	Forrester Research Inc.	120,190	3,423
*,^	OPOWER Inc.	285,116	3,011
*	Jive Software Inc.	602,017	2,456
*	Harmonic Inc.	546,546	2,224
*	Castlight Health Inc. Class B	461,567	1,971
*	Tangoe Inc.	228,709	1,919
*	ChannelAdvisor Corp.	129,965	1,800
*,^	MobileIron Inc.	441,010	1,592
*	Rapid7 Inc.	63,403	959
*	Match Group Inc.	46,725	633
*	Rocket Fuel Inc.	144,503	504
*	Pendrell Corp.	490,761	246
*,^	Square Inc.	2,670	35
*	Viavi Solutions Inc.	1,199	7
			2,559,658
Telecommunications (0.2%)
*	Cincinnati Bell Inc.	2,585,870	9,309
*,^	Globalstar Inc.	4,987,201	7,182
	Atlantic Tele-Network Inc.	64,079	5,013
			21,504
Utilities (0.8%)
	ITC Holdings Corp.	1,883,629	73,932
	Ormat Technologies Inc.	421,182	15,361
	TerraForm Power Inc. Class A	934,114	11,751
*	Dynegy Inc.	739,509	9,909
*,^	Sunrun Inc.	247,833	2,917
*	Vivint Solar Inc.	262,410	2,509

			116,379
Total Common Stocks (Cost $12,948,157)			15,111,166

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2015

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.7%)[1]
Money Market Fund (2.7%)
3,4	Vanguard Market Liquidity Fund	0.363%		408,781,607	408,782

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.466%	3/7/16	1,700	1,699
6,7	Freddie Mac Discount Notes	0.220%	3/30/16	1,500	1,498
					3,197
Total Temporary Cash Investments (Cost $411,979)					411,979
Total Investments (102.6%) (Cost $13,360,136)					15,523,145
Other Assets and Liabilities—Net (-2.6%)[4]					(388,831)
Net Assets (100%)					15,134,314

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $333,291,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $353,007,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,398,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)

Common Stocks (99.8%)[1]
Basic Materials (3.9%)
	RPM International Inc.	1,499,582	66,072
	Steel Dynamics Inc.	2,591,995	46,319
	Olin Corp.	1,861,050	32,122
	Sensient Technologies Corp.	509,724	32,021
	PolyOne Corp.	972,527	30,887
	Compass Minerals International Inc.	379,864	28,592
	Domtar Corp.	708,413	26,176
	Cabot Corp.	634,675	25,946
	HB Fuller Co.	569,905	20,784
*	Chemtura Corp.	757,067	20,645
^	CONSOL Energy Inc.	2,581,621	20,395
	Commercial Metals Co.	1,311,444	17,954
	Carpenter Technology Corp.	553,522	16,755
	Kaiser Aluminum Corp.	190,190	15,911
	Worthington Industries Inc.	507,622	15,300
	Innospec Inc.	258,224	14,024
	Allegheny Technologies Inc.	1,232,476	13,865
	Huntsman Corp.	1,176,941	13,382
^	United States Steel Corp.	1,650,750	13,173
	Axiall Corp.	796,532	12,267
	Stepan Co.	226,149	11,237
	Quaker Chemical Corp.	142,291	10,993
	Chemours Co.	2,042,545	10,948
	A Schulman Inc.	313,247	9,598
	PH Glatfelter Co.	488,479	9,008
	Minerals Technologies Inc.	195,628	8,971
*	Clearwater Paper Corp.	190,116	8,656
	Hecla Mining Co.	4,257,511	8,047
*	Univar Inc.	388,626	6,611
	Innophos Holdings Inc.	206,016	5,970
*	Stillwater Mining Co.	682,774	5,851
*	Kraton Performance Polymers Inc.	344,471	5,722
*	Ferro Corp.	489,293	5,441
	Haynes International Inc.	139,700	5,126
*	Resolute Forest Products Inc.	651,584	4,932
	Rayonier Advanced Materials Inc.	481,165	4,711
*,^	AK Steel Holding Corp.	1,896,580	4,248
	Globe Specialty Metals Inc.	372,370	4,003
*	Koppers Holdings Inc.	219,109	3,999
	Tredegar Corp.	293,409	3,996
	FutureFuel Corp.	269,839	3,643
	Tronox Ltd. Class A	688,019	2,690
*	Century Aluminum Co.	538,861	2,382
*,^	Cliffs Natural Resources Inc.	1,469,863	2,322
*	Intrepid Potash Inc.	643,790	1,899
	Kronos Worldwide Inc.	261,235	1,473
	SunCoke Energy Inc.	359,339	1,247
*,^	Peabody Energy Corp.	114,390	879
*	Cloud Peak Energy Inc.	343,474	714
*	LSB Industries Inc.	54,416	395
*	NL Industries Inc.	23,699	72
*	Alpha Natural Resources Inc.	721	—
			638,374
Consumer Goods (6.8%)
	Ingredion Inc.	806,420	77,287
	Leggett & Platt Inc.	1,457,257	61,234
	Pinnacle Foods Inc.	1,314,337	55,807
*	Visteon Corp.	460,149	52,687
	Goodyear Tire & Rubber Co.	1,515,526	49,512
*,^	Herbalife Ltd.	730,092	39,147
*	TreeHouse Foods Inc.	461,415	36,203

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Scotts Miracle-Gro Co. Class A	520,005	33,545
*	Vista Outdoor Inc.	702,267	31,258
*	Helen of Troy Ltd.	316,644	29,844
	Thor Industries Inc.	531,429	29,840
*	Tenneco Inc.	618,955	28,416
	Spectrum Brands Holdings Inc.	266,343	27,114
	Tupperware Brands Corp.	482,463	26,849
	Energizer Holdings Inc.	703,263	23,953
	Cooper Tire & Rubber Co.	631,741	23,911
	Dana Holding Corp.	1,723,336	23,782
^	Nu Skin Enterprises Inc. Class A	612,807	23,219
	Snyder's-Lance Inc.	638,445	21,899
	Avon Products Inc.	4,907,427	19,875
*	Darling Ingredients Inc.	1,856,636	19,532
	Herman Miller Inc.	674,767	19,366
	HNI Corp.	497,953	17,956
	Dean Foods Co.	1,029,552	17,657
*,^	Fossil Group Inc.	461,580	16,875
	Sanderson Farms Inc.	214,633	16,638
*	Take-Two Interactive Software Inc.	453,648	15,805
*	American Axle & Manufacturing Holdings Inc.	815,292	15,442
	Fresh Del Monte Produce Inc.	383,381	14,906
^	Cal-Maine Foods Inc.	320,550	14,854
	Schweitzer-Mauduit International Inc.	343,922	14,441
	La-Z-Boy Inc.	566,461	13,833
	Universal Corp.	243,637	13,663
	Steelcase Inc. Class A	916,332	13,653
*	Cooper-Standard Holding Inc.	166,910	12,951
	Lancaster Colony Corp.	108,131	12,485
	KB Home	987,147	12,171
	Knoll Inc.	522,053	9,815
*	Seaboard Corp.	3,299	9,550
	Andersons Inc.	299,364	9,469
	Wolverine World Wide Inc.	551,573	9,217
*	ACCO Brands Corp.	1,197,520	8,538
	Briggs & Stratton Corp.	473,037	8,184
*	Crocs Inc.	787,934	8,068
	Ethan Allen Interiors Inc.	287,967	8,011
	Columbia Sportswear Co.	158,384	7,723
^	Tootsie Roll Industries Inc.	212,320	6,707
*	Taylor Morrison Home Corp. Class A	373,741	5,980
*	Blount International Inc.	541,591	5,313
*	Central Garden & Pet Co. Class A	366,690	4,987
*	Modine Manufacturing Co.	540,532	4,892
	National Presto Industries Inc.	58,344	4,834
	Superior Industries International Inc.	250,791	4,620
	Inter Parfums Inc.	191,386	4,559
	Movado Group Inc.	174,742	4,493
*	Iconix Brand Group Inc.	518,122	3,539
*	Vera Bradley Inc.	213,092	3,358
*	Eastman Kodak Co.	259,165	3,250
*	Federal-Mogul Holdings Corp.	381,058	2,610
*,^	Elizabeth Arden Inc.	236,021	2,337
*	Central Garden & Pet Co.	93,559	1,265
*	Hovnanian Enterprises Inc. Class A	664,779	1,203
	Titan International Inc.	241,819	953
*	Vince Holding Corp.	94,707	434
			1,121,519
Consumer Services (12.0%)
*	JetBlue Airways Corp.	3,551,268	80,436
	Cablevision Systems Corp. Class A	2,383,196	76,024
	TEGNA Inc.	2,498,829	63,770
	KAR Auction Services Inc.	1,550,253	57,406
	Service Corp. International	2,104,201	54,751

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Casey's General Stores Inc.	439,412	52,927
*	VCA Inc.	863,532	47,494
*	Rite Aid Corp.	5,896,515	46,229
	Dun & Bradstreet Corp.	407,281	42,329
*	Avis Budget Group Inc.	1,130,557	41,028
	Cinemark Holdings Inc.	1,175,953	39,312
*	Office Depot Inc.	6,185,147	34,884
^	Cracker Barrel Old Country Store Inc.	269,738	34,211
^	GameStop Corp. Class A	1,189,042	33,341
*	Starz	983,462	32,946
*	Houghton Mifflin Harcourt Co.	1,494,854	32,558
	Brinker International Inc.	671,252	32,187
	CST Brands Inc.	809,637	31,689
	American Eagle Outfitters Inc.	1,982,531	30,729
	Tribune Media Co. Class A	901,964	30,495
*	Murphy USA Inc.	500,773	30,417
*	ServiceMaster Global Holdings Inc.	724,993	28,449
*	Beacon Roofing Supply Inc.	663,946	27,341
	Chemed Corp.	180,738	27,075
	Lithia Motors Inc. Class A	253,690	27,061
	Wendy's Co.	2,466,067	26,560
	AMERCO	66,299	25,823
	Graham Holdings Co. Class B	52,222	25,326
	Sinclair Broadcast Group Inc. Class A	775,356	25,230
	John Wiley & Sons Inc. Class A	553,093	24,906
	Cable One Inc.	52,793	22,894
*,^	JC Penney Co. Inc.	3,271,251	21,787
	Big Lots Inc.	558,616	21,529
	Gannett Co. Inc.	1,301,363	21,199
	Abercrombie & Fitch Co.	756,912	20,437
*	SUPERVALU Inc.	2,997,259	20,321
	Core-Mark Holding Co. Inc.	246,816	20,224
	New York Times Co. Class A	1,452,359	19,491
	Penske Automotive Group Inc.	456,831	19,342
	Hillenbrand Inc.	637,433	18,887
	Matthews International Corp. Class A	352,094	18,819
	Dolby Laboratories Inc. Class A	556,016	18,710
	Meredith Corp.	424,790	18,372
	Aaron's Inc.	818,049	18,316
	Group 1 Automotive Inc.	240,328	18,193
	Time Inc.	1,114,964	17,471
*	Acxiom Corp.	833,763	17,442
*	Boyd Gaming Corp.	876,001	17,406
*	Asbury Automotive Group Inc.	257,436	17,361
^	Regal Entertainment Group Class A	898,992	16,964
	DeVry Education Group Inc.	644,748	16,319
	DineEquity Inc.	189,027	16,005
*	Express Inc.	908,252	15,695
	Dillard's Inc. Class A	235,389	15,467
	SeaWorld Entertainment Inc.	758,632	14,937
*	Genesco Inc.	255,002	14,492
	GNC Holdings Inc. Class A	466,431	14,469
	Guess? Inc.	677,482	12,791
	Children's Place Inc.	229,255	12,655
	Caleres Inc.	468,632	12,569
	Bloomin' Brands Inc.	674,520	11,393
*	Pep Boys-Manny Moe & Jack	578,855	10,657
	Scholastic Corp.	274,111	10,570
	SkyWest Inc.	544,195	10,351
	Cato Corp. Class A	280,476	10,327
	International Speedway Corp. Class A	300,553	10,135
^	Buckle Inc.	327,617	10,084
	DSW Inc. Class A	411,467	9,818
	Finish Line Inc. Class A	504,691	9,125

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Choice Hotels International Inc.	175,363	8,840
	Bob Evans Farms Inc.	226,627	8,804
	Rent-A-Center Inc.	567,578	8,497
	Men's Wearhouse Inc.	544,477	7,993
	Chico's FAS Inc.	745,148	7,951
*	Apollo Education Group Inc.	1,032,876	7,922
	Sonic Automotive Inc. Class A	340,391	7,747
*	Rush Enterprises Inc. Class A	340,950	7,463
*,^	Weight Watchers International Inc.	323,123	7,367
*	Strayer Education Inc.	117,985	7,093
*	MSG Networks Inc.	327,036	6,802
	Fred's Inc. Class A	398,951	6,531
*	Smart & Final Stores Inc.	332,956	6,063
	Capella Education Co.	127,694	5,902
*	Regis Corp.	406,502	5,752
	Barnes & Noble Inc.	645,500	5,622
*	FTD Cos. Inc.	210,290	5,503
	Weis Markets Inc.	121,434	5,380
*	Vitamin Shoppe Inc.	164,139	5,367
*	Performance Food Group Co.	231,267	5,351
*,^	Sears Holdings Corp.	239,399	4,922
	Pier 1 Imports Inc.	924,394	4,705
	New Media Investment Group Inc.	238,332	4,638
*,^	Lands' End Inc.	179,570	4,209
*	Bankrate Inc.	306,732	4,080
*	Barnes & Noble Education Inc.	405,738	4,037
*	Ruby Tuesday Inc.	663,358	3,655
*	K12 Inc.	351,082	3,090
*	American Public Education Inc.	164,320	3,058
	Speedway Motorsports Inc.	141,752	2,937
*,^	Caesars Entertainment Corp.	326,590	2,577
*	Clear Channel Outdoor Holdings Inc. Class A	393,833	2,202
*	Rush Enterprises Inc. Class B	90,983	1,993
*	Biglari Holdings Inc.	5,818	1,896
*	Bridgepoint Education Inc.	208,902	1,590
*	Zumiez Inc.	104,701	1,583
	Stage Stores Inc.	170,748	1,555
*	J Alexander's Holdings Inc.	43,141	471
*	Liquidity Services Inc.	17,848	116
			1,977,222
Financials (31.1%)
	Arthur J Gallagher & Co.	1,991,605	81,536
	Apartment Investment & Management Co.	1,763,178	70,580
	East West Bancorp Inc.	1,621,989	67,410
	National Retail Properties Inc.	1,534,721	61,466
	American Financial Group Inc.	787,643	56,773
	RenaissanceRe Holdings Ltd.	494,259	55,945
	StanCorp Financial Group Inc.	477,264	54,351
	Starwood Property Trust Inc.	2,545,031	52,326
	Liberty Property Trust	1,665,648	51,718
	Taubman Centers Inc.	644,959	49,481
	Old Republic International Corp.	2,652,204	49,411
	Highwoods Properties Inc.	1,074,490	46,848
	Endurance Specialty Holdings Ltd.	713,381	45,649
	Synovus Financial Corp.	1,398,448	45,282
	Hospitality Properties Trust	1,708,206	44,670
	First American Financial Corp.	1,225,730	44,004
	Weingarten Realty Investors	1,257,357	43,479
	First Niagara Financial Group Inc.	3,999,014	43,389
	Assured Guaranty Ltd.	1,592,983	42,103
	Duke Realty Corp.	1,945,815	40,901
	Brown & Brown Inc.	1,271,066	40,801
	Validus Holdings Ltd.	877,186	40,605
	Eaton Vance Corp.	1,244,378	40,355

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
CNO Financial Group Inc.	2,096,103	40,015
BankUnited Inc.	1,108,532	39,974
* Alleghany Corp.	83,376	39,848
Commerce Bancshares Inc.	933,782	39,723
Senior Housing Properties Trust	2,676,730	39,723
Hanover Insurance Group Inc.	487,442	39,649
Retail Properties of America Inc.	2,674,409	39,501
* Equity Commonwealth	1,424,153	39,492
Umpqua Holdings Corp.	2,482,253	39,468
EPR Properties	673,472	39,364
* Liberty Broadband Corp.	756,718	39,243
Mid-America Apartment Communities Inc.	424,782	38,574
Webster Financial Corp.	1,033,358	38,431
First Horizon National Corp.	2,640,187	38,336
Cullen/Frost Bankers Inc.	632,149	37,929
^ Apple Hospitality REIT Inc.	1,867,084	37,286
Omega Healthcare Investors Inc.	1,054,108	36,873
Gramercy Property Trust	4,737,237	36,571
NorthStar Realty Finance Corp.	2,129,958	36,273
Allied World Assurance Co. Holdings AG	973,490	36,204
Prosperity Bancshares Inc.	749,857	35,888
Corrections Corp. of America	1,321,287	35,001
White Mountains Insurance Group Ltd.	48,071	34,938
FirstMerit Corp.	1,868,353	34,845
PrivateBancorp Inc.	846,493	34,723
* Liberty Ventures Class A	759,553	34,263
* MGIC Investment Corp.	3,828,555	33,806
Two Harbors Investment Corp.	4,103,565	33,239
Popular Inc.	1,167,600	33,090
Aspen Insurance Holdings Ltd.	685,056	33,088
Columbia Property Trust Inc.	1,401,757	32,913
Associated Banc-Corp	1,694,440	31,771
New Residential Investment Corp.	2,597,678	31,588
* SLM Corp.	4,803,024	31,316
Radian Group Inc.	2,331,737	31,222
Rayonier Inc.	1,394,888	30,967
Piedmont Office Realty Trust Inc. Class A	1,640,083	30,965
Bank of Hawaii Corp.	487,931	30,691
AmTrust Financial Services Inc.	495,465	30,511
Federated Investors Inc. Class B	1,056,090	30,257
Assurant Inc.	370,971	29,878
Interactive Brokers Group Inc.	681,821	29,727
ProAssurance Corp.	599,003	29,070
Chimera Investment Corp.	2,130,444	29,059
RLI Corp.	464,483	28,682
PacWest Bancorp	643,515	27,736
First Industrial Realty Trust Inc.	1,248,255	27,624
MFA Financial Inc.	4,175,470	27,558
United Bankshares Inc.	744,977	27,557
Cathay General Bancorp	867,313	27,173
BioMed Realty Trust Inc.	1,146,996	27,172
Erie Indemnity Co. Class A	282,695	27,037
Symetra Financial Corp.	850,874	27,032
Brandywine Realty Trust	1,974,708	26,975
Blackstone Mortgage Trust Inc. Class A	998,090	26,709
Wintrust Financial Corp.	545,148	26,451
FNB Corp.	1,973,158	26,322
Primerica Inc.	545,063	25,743
MB Financial Inc.	789,060	25,542
IBERIABANK Corp.	463,655	25,533
Fulton Financial Corp.	1,961,597	25,520
Washington Federal Inc.	1,059,268	25,242
Valley National Bancorp	2,493,588	24,562
GEO Group Inc.	841,447	24,326

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
TCF Financial Corp.	1,720,231	24,290
National Health Investors Inc.	398,223	24,240
CBL & Associates Properties Inc.	1,921,769	23,772
Spirit Realty Capital Inc.	2,363,204	23,679
Janus Capital Group Inc.	1,665,926	23,473
DuPont Fabros Technology Inc.	737,186	23,435
BancorpSouth Inc.	953,436	22,873
Empire State Realty Trust Inc.	1,255,113	22,680
Sterling Bancorp	1,389,247	22,534
Pinnacle Financial Partners Inc.	437,424	22,466
WP Glimcher Inc.	2,088,729	22,161
Bank of the Ozarks Inc.	447,662	22,141
UMB Financial Corp.	472,224	21,982
Hancock Holding Co.	872,350	21,957
DiamondRock Hospitality Co.	2,262,691	21,835
Glacier Bancorp Inc.	814,678	21,613
First Financial Bankshares Inc.	706,377	21,311
Mack-Cali Realty Corp.	905,944	21,154
Columbia Banking System Inc.	650,638	21,152
New York REIT Inc.	1,831,891	21,067
American Equity Investment Life Holding Co.	873,161	20,982
* Genworth Financial Inc. Class A	5,607,333	20,915
First Citizens BancShares Inc. Class A	80,621	20,814
Washington REIT	768,444	20,794
Selective Insurance Group Inc.	612,417	20,565
BGC Partners Inc. Class A	2,070,479	20,311
National Penn Bancshares Inc.	1,581,312	19,498
^ LPL Financial Holdings Inc.	455,071	19,409
EastGroup Properties Inc.	347,135	19,304
Xenia Hotels & Resorts Inc.	1,258,600	19,294
South State Corp.	259,238	18,652
Community Bank System Inc.	465,399	18,588
CVB Financial Corp.	1,078,867	18,254
Great Western Bancorp Inc.	622,343	18,060
EverBank Financial Corp.	1,126,520	18,002
Argo Group International Holdings Ltd.	298,385	17,855
* Enstar Group Ltd.	118,128	17,724
Old National Bancorp	1,290,592	17,500
Capitol Federal Financial Inc.	1,392,795	17,494
LTC Properties Inc.	400,892	17,294
Lexington Realty Trust	2,124,633	16,997
Outfront Media Inc.	776,282	16,946
Invesco Mortgage Capital Inc.	1,348,091	16,703
Trustmark Corp.	724,314	16,688
STORE Capital Corp.	715,331	16,596
International Bancshares Corp.	636,736	16,364
Astoria Financial Corp.	1,023,693	16,226
Pennsylvania REIT	741,809	16,223
First Midwest Bancorp Inc.	879,707	16,213
Kemper Corp.	433,184	16,136
LaSalle Hotel Properties	637,253	16,033
Horace Mann Educators Corp.	459,359	15,242
^ Global Net Lease Inc.	1,906,556	15,157
* HRG Group Inc.	1,112,556	15,086
Chemical Financial Corp.	430,401	14,750
BBCN Bancorp Inc.	852,988	14,688
Northwest Bancshares Inc.	1,091,130	14,610
Mercury General Corp.	311,340	14,499
* Liberty Broadband Corp. Class A	280,326	14,479
Hatteras Financial Corp.	1,092,123	14,361
Select Income REIT	706,109	13,995
Potlatch Corp.	459,070	13,882
BOK Financial Corp.	229,322	13,711
Banner Corp.	295,199	13,538

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Provident Financial Services Inc.	667,975	13,460
	Park National Corp.	147,299	13,328
	Independent Bank Corp.	281,338	13,088
	National General Holdings Corp.	594,983	13,006
	NBT Bancorp Inc.	464,184	12,941
	Talmer Bancorp Inc. Class A	709,019	12,840
	Westamerica Bancorporation	273,718	12,796
	Waddell & Reed Financial Inc. Class A	444,041	12,726
	PennyMac Mortgage Investment Trust	832,507	12,704
*	Beneficial Bancorp Inc.	935,766	12,464
	CYS Investments Inc.	1,747,031	12,456
	WesBanco Inc.	412,909	12,396
	Redwood Trust Inc.	926,878	12,235
	Government Properties Income Trust	762,569	12,102
	First Financial Bancorp	660,954	11,943
	Corporate Office Properties Trust	533,469	11,646
	S&T Bancorp Inc.	373,262	11,504
*	Navigators Group Inc.	130,193	11,169
	Franklin Street Properties Corp.	1,074,187	11,118
*	iStar Inc.	909,254	10,666
*	MBIA Inc.	1,639,876	10,626
	Boston Private Financial Holdings Inc.	896,933	10,171
	Infinity Property & Casualty Corp.	120,408	9,901
	Maiden Holdings Ltd.	663,401	9,891
	ARMOUR Residential REIT Inc.	448,358	9,756
	Berkshire Hills Bancorp Inc.	331,287	9,644
*	FNFV Group	855,577	9,608
	Capstead Mortgage Corp.	1,078,266	9,424
	Monogram Residential Trust Inc.	937,701	9,152
	Safety Insurance Group Inc.	161,481	9,104
	First Commonwealth Financial Corp.	1,001,363	9,082
*	Walker & Dunlop Inc.	309,609	8,920
	Nelnet Inc. Class A	263,174	8,835
*	KCG Holdings Inc. Class A	702,838	8,652
	Brookline Bancorp Inc.	750,485	8,631
	American Assets Trust Inc.	216,943	8,320
*	Green Dot Corp. Class A	497,272	8,165
	Cash America International Inc.	271,711	8,138
	State Bank Financial Corp.	383,061	8,056
	Tompkins Financial Corp.	142,742	8,016
	American Capital Mortgage Investment Corp.	563,150	7,862
	United Fire Group Inc.	197,733	7,575
	City Holding Co.	163,697	7,471
	Altisource Residential Corp.	599,044	7,434
	First Potomac Realty Trust	651,222	7,424
	Central Pacific Financial Corp.	335,209	7,381
	FBL Financial Group Inc. Class A	111,599	7,102
	Oritani Financial Corp.	422,470	6,971
	Universal Health Realty Income Trust	135,088	6,756
	Saul Centers Inc.	131,334	6,734
*	Piper Jaffray Cos.	162,639	6,571
	Ashford Hospitality Trust Inc.	1,022,020	6,449
	National Western Life Group Inc. Class A	25,167	6,341
	Virtu Financial Inc. Class A	277,396	6,280
	Rouse Properties Inc.	425,650	6,197
*	Greenlight Capital Re Ltd. Class A	329,929	6,173
	Investment Technology Group Inc.	360,140	6,130
	United Community Banks Inc.	302,591	5,898
	Dime Community Bancshares Inc.	336,373	5,883
*,^	Walter Investment Management Corp.	405,351	5,764
	Virtus Investment Partners Inc.	46,512	5,463
*	Ambac Financial Group Inc.	385,125	5,426
^	Seritage Growth Properties Class A	132,926	5,346
*	Flagstar Bancorp Inc.	221,686	5,123

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Investors Real Estate Trust	704,570	4,897
	Anworth Mortgage Asset Corp.	1,123,645	4,888
	Getty Realty Corp.	281,349	4,825
	Employers Holdings Inc.	170,968	4,667
	Ashford Hospitality Prime Inc.	303,577	4,402
	Resource Capital Corp.	338,145	4,315
*	First BanCorp	1,327,466	4,314
	BancFirst Corp.	69,977	4,102
	AG Mortgage Investment Trust Inc.	318,925	4,095
	OFG Bancorp	494,467	3,620
	Northfield Bancorp Inc.	217,372	3,461
	National Bank Holdings Corp. Class A	161,656	3,455
	Fidelity & Guaranty Life	132,660	3,366
	State Auto Financial Corp.	162,343	3,343
	OneBeacon Insurance Group Ltd. Class A	251,728	3,124
*	EZCORP Inc. Class A	555,137	2,770
	Newcastle Investment Corp.	634,363	2,588
*	World Acceptance Corp.	65,282	2,422
*	Forestar Group Inc.	179,891	1,968
	Urstadt Biddle Properties Inc. Class A	99,624	1,917
*	MoneyGram International Inc.	299,849	1,880
	Houlihan Lokey Inc.	52,410	1,374
*	RMR Group Inc. Class A	76,007	1,095
*	Enova International Inc.	120,407	796
	GAMCO Investors Inc. Class A	24,533	762
	Urstadt Biddle Properties Inc.	42,332	754
*	PICO Holdings Inc.	64,550	666
	NorthStar Realty Europe Corp.	22,612	267
			5,109,686
Health Care (6.2%)
	Teleflex Inc.	468,883	61,635
*	Health Net Inc.	827,641	56,660
*	Ultragenyx Pharmaceutical Inc.	393,455	44,138
*	Charles River Laboratories International Inc.	525,449	42,241
*	WellCare Health Plans Inc.	497,130	38,880
*	Alere Inc.	972,203	38,003
*	STERIS plc	483,588	36,433
*	LifePoint Health Inc.	490,575	36,008
	HealthSouth Corp.	979,049	34,081
*	Tenet Healthcare Corp.	1,123,365	34,038
*	Community Health Systems Inc.	1,265,494	33,573
*	Bio-Rad Laboratories Inc. Class A	231,574	32,110
	Hill-Rom Holdings Inc.	661,069	31,771
*	Prestige Brands Holdings Inc.	594,491	30,604
*	Molina Healthcare Inc.	474,017	28,503
*	Portola Pharmaceuticals Inc.	534,848	27,518
*,^	Kite Pharma Inc.	431,044	26,561
	Owens & Minor Inc.	708,810	25,503
*	Ophthotech Corp.	295,467	23,203
*	Integra LifeSciences Holdings Corp.	333,394	22,597
*	VWR Corp.	666,231	18,861
*	Magellan Health Inc.	288,138	17,767
*	Halyard Health Inc.	525,318	17,551
*,^	Juno Therapeutics Inc.	397,425	17,475
*	Celldex Therapeutics Inc.	1,111,673	17,431
*	TESARO Inc.	316,725	16,571
*	Sage Therapeutics Inc.	244,354	14,246
	Select Medical Holdings Corp.	1,186,180	14,127
*	Clovis Oncology Inc.	367,631	12,867
*	Surgical Care Affiliates Inc.	312,728	12,450
	CONMED Corp.	281,434	12,397
*,^	Cempra Inc.	372,166	11,585
	Kindred Healthcare Inc.	945,754	11,264
*	PTC Therapeutics Inc.	328,834	10,654

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Aduro Biotech Inc.	284,614	8,009
*	LHC Group Inc.	162,243	7,348
	National HealthCare Corp.	108,963	6,723
*	Achillion Pharmaceuticals Inc.	616,412	6,651
*,^	Synergy Pharmaceuticals Inc.	1,152,882	6,537
*	Intra-Cellular Therapies Inc. Class A	121,288	6,524
	PDL BioPharma Inc.	1,842,867	6,524
*	Amicus Therapeutics Inc.	661,525	6,417
*	Hanger Inc.	377,791	6,215
	Ensign Group Inc.	260,617	5,898
	Invacare Corp.	337,428	5,868
*	Healthways Inc.	343,792	4,425
*,^	Spark Therapeutics Inc.	97,516	4,418
*	Merit Medical Systems Inc.	235,651	4,381
*	Chimerix Inc.	466,891	4,179
	Universal American Corp.	543,654	3,806
*	Global Blood Therapeutics Inc.	102,500	3,314
*,^	NantKwest Inc.	136,750	2,370
*	Glaukos Corp.	90,382	2,231
*	Aimmune Therapeutics Inc.	119,015	2,196
*,^	Teladoc Inc.	108,280	1,945
*,^	Esperion Therapeutics Inc.	82,461	1,836
*,^	Seres Therapeutics Inc.	43,777	1,536
*	Wright Medical Group Inc. CVR	71,097	72
*	Penumbra Inc.	338	18
			1,018,747
Industrials (19.8%)
*	Spirit AeroSystems Holdings Inc. Class A	1,582,284	79,225
	Valspar Corp.	895,660	74,295
	Broadridge Financial Solutions Inc.	1,336,658	71,819
	Allegion plc	1,081,007	71,260
	PerkinElmer Inc.	1,261,656	67,587
	Huntington Ingalls Industries Inc.	529,492	67,166
	IDEX Corp.	862,440	66,072
	Carlisle Cos. Inc.	732,631	64,977
	Orbital ATK Inc.	663,022	59,234
*	AECOM	1,706,631	51,250
	AptarGroup Inc.	703,805	51,131
*	Berry Plastics Group Inc.	1,352,557	48,936
	Bemis Co. Inc.	1,081,738	48,343
	Graphic Packaging Holding Co.	3,693,240	47,384
	Sonoco Products Co.	1,137,663	46,496
	Jabil Circuit Inc.	1,920,071	44,718
	Trinity Industries Inc.	1,722,886	41,384
	MDU Resources Group Inc.	2,200,955	40,322
	Booz Allen Hamilton Holding Corp. Class A	1,238,261	38,200
	Lincoln Electric Holdings Inc.	735,070	38,143
	ITT Corp.	1,008,742	36,638
	Packaging Corp. of America	550,716	34,723
	RR Donnelley & Sons Co.	2,352,381	34,627
	BWX Technologies Inc.	1,080,209	34,318
	Ryder System Inc.	602,120	34,219
*	CoreLogic Inc.	993,511	33,640
	Oshkosh Corp.	843,226	32,920
	EMCOR Group Inc.	671,667	32,267
*	Kirby Corp.	608,765	32,033
*	Teledyne Technologies Inc.	359,471	31,885
	Curtiss-Wright Corp.	463,787	31,769
*	Owens-Illinois Inc.	1,812,874	31,580
	World Fuel Services Corp.	797,769	30,682
	Deluxe Corp.	554,753	30,256
	Regal Beloit Corp.	503,386	29,458
	EnerSys	500,342	27,984
	KBR Inc.	1,626,017	27,512

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Esterline Technologies Corp.	333,038	26,976
	Littelfuse Inc.	251,266	26,888
	Valmont Industries Inc.	246,628	26,148
	Silgan Holdings Inc.	476,454	25,595
	Crane Co.	523,578	25,048
	Convergys Corp.	989,422	24,627
	Timken Co.	841,892	24,070
	Global Payments Inc.	366,008	23,611
*	Moog Inc. Class A	375,508	22,756
	Belden Inc.	473,114	22,558
*,^	Generac Holdings Inc.	756,998	22,536
	Triumph Group Inc.	555,856	22,095
	Terex Corp.	1,161,784	21,470
	Donaldson Co. Inc.	747,480	21,423
^	Manitowoc Co. Inc.	1,385,635	21,270
	Matson Inc.	490,812	20,923
*	WESCO International Inc.	474,892	20,743
*	Euronet Worldwide Inc.	282,670	20,474
	GATX Corp.	477,910	20,335
	Barnes Group Inc.	556,931	19,710
	Korn/Ferry International	577,046	19,146
*	Anixter International Inc.	315,825	19,073
	AGCO Corp.	409,616	18,592
	Vishay Intertechnology Inc.	1,526,421	18,393
*	KLX Inc.	594,472	18,304
*	Coherent Inc.	279,867	18,222
*	Sanmina Corp.	883,641	18,185
*	Greatbatch Inc.	344,348	18,078
	UniFirst Corp.	171,881	17,910
*	Quanta Services Inc.	862,652	17,469
*	Rexnord Corp.	962,758	17,445
	Kennametal Inc.	897,191	17,226
	Granite Construction Inc.	400,010	17,164
	ABM Industries Inc.	602,268	17,147
	Applied Industrial Technologies Inc.	421,629	17,072
	Tetra Tech Inc.	632,851	16,467
*	FTI Consulting Inc.	473,461	16,410
	John Bean Technologies Corp.	328,408	16,365
	Brink's Co.	551,848	15,926
	Watts Water Technologies Inc. Class A	317,514	15,771
	MSA Safety Inc.	358,245	15,573
	Universal Forest Products Inc.	227,253	15,537
*	Itron Inc.	427,723	15,475
	MSC Industrial Direct Co. Inc. Class A	272,496	15,333
	Actuant Corp. Class A	606,354	14,528
*	Louisiana-Pacific Corp.	806,126	14,518
	Aircastle Ltd.	687,181	14,355
*,^	NeuStar Inc. Class A	598,328	14,342
	CLARCOR Inc.	280,986	13,959
	Joy Global Inc.	1,100,104	13,872
	Essendant Inc.	422,014	13,720
	G&K Services Inc. Class A	214,001	13,461
*	Sykes Enterprises Inc.	434,355	13,369
*,^	Knowles Corp.	998,127	13,305
*	Plexus Corp.	377,226	13,173
*	Babcock & Wilcox Enterprises Inc.	605,075	12,628
*	MasTec Inc.	721,301	12,536
	Kaman Corp.	305,767	12,478
	Cubic Corp.	258,739	12,225
*	TrueBlue Inc.	473,656	12,201
*	SPX FLOW Inc.	436,636	12,187
	Standex International Corp.	144,172	11,988
*	Benchmark Electronics Inc.	570,282	11,788
	Brady Corp. Class A	504,337	11,590

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	EVERTEC Inc.	687,165	11,503
*	Atlas Air Worldwide Holdings Inc.	277,992	11,492
*	Colfax Corp.	490,787	11,460
	Werner Enterprises Inc.	486,882	11,388
	Otter Tail Corp.	426,025	11,345
*	Boise Cascade Co.	438,232	11,188
*	PHH Corp.	675,444	10,942
*	Armstrong World Industries Inc.	234,292	10,714
	MTS Systems Corp.	168,602	10,691
	ESCO Technologies Inc.	279,866	10,114
	Greenbrier Cos. Inc.	304,727	9,940
	Greif Inc. Class A	322,345	9,931
	AAR Corp.	376,379	9,895
	Covanta Holding Corp.	636,832	9,865
*	TriMas Corp.	509,573	9,504
	Insperity Inc.	192,752	9,281
*	Meritor Inc.	1,045,655	8,731
*	Navigant Consulting Inc.	535,673	8,603
	Astec Industries Inc.	207,040	8,427
	ManTech International Corp. Class A	274,355	8,297
	Mobile Mini Inc.	252,011	7,845
	CIRCOR International Inc.	185,621	7,824
	Encore Wire Corp.	209,466	7,769
*	Aegion Corp. Class A	387,749	7,487
	Kforce Inc.	293,272	7,414
*	Tutor Perini Corp.	442,172	7,402
	Mueller Water Products Inc. Class A	858,987	7,387
*	Wesco Aircraft Holdings Inc.	604,993	7,242
*	Rofin-Sinar Technologies Inc.	269,902	7,228
*	UTi Worldwide Inc.	1,015,582	7,140
^	Outerwall Inc.	194,603	7,111
	Harsco Corp.	902,240	7,110
	General Cable Corp.	523,191	7,026
	Altra Industrial Motion Corp.	278,393	6,982
*	Newport Corp.	412,949	6,554
	Resources Connection Inc.	397,520	6,495
	Materion Corp.	225,371	6,310
	McGrath RentCorp	245,997	6,197
	Comfort Systems USA Inc.	211,343	6,006
	TAL International Group Inc.	375,358	5,968
	ArcBest Corp.	278,357	5,954
	Albany International Corp.	162,263	5,931
*	Air Transport Services Group Inc.	581,064	5,857
	AVX Corp.	473,429	5,747
*	Monster Worldwide Inc.	978,794	5,609
	Kelly Services Inc. Class A	331,426	5,353
	TeleTech Holdings Inc.	191,210	5,337
*	TTM Technologies Inc.	778,911	5,071
*,^	Navistar International Corp.	549,007	4,853
*	Nortek Inc.	109,541	4,778
*	DHI Group Inc.	502,124	4,605
*	Wabash National Corp.	372,999	4,413
	Hyster-Yale Materials Handling Inc.	83,279	4,368
	Schnitzer Steel Industries Inc.	280,880	4,036
	SPX Corp.	412,202	3,846
^	Textainer Group Holdings Ltd.	255,831	3,610
	Griffon Corp.	202,727	3,609
	Landauer Inc.	107,491	3,539
*	DXP Enterprises Inc.	146,027	3,329
	Park Electrochemical Corp.	215,976	3,253
	American Science & Engineering Inc.	76,363	3,160
	H&E Equipment Services Inc.	178,867	3,127
	TimkenSteel Corp.	347,217	2,910
	Quad/Graphics Inc.	299,282	2,783

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Checkpoint Systems Inc.	221,606	1,389
	Greif Inc. Class B	29,650	1,268
*	Milacron Holdings Corp.	94,383	1,181
	Acacia Research Corp.	271,646	1,165
*	CAI International Inc.	90,770	915
*	Overseas Shipholding Group Inc. Class B	78,585	260
*	Overseas Shipholding Group Inc. Class A	7,860	22
			3,253,301
Oil & Gas (4.1%)
*	Newfield Exploration Co.	1,841,879	59,972
*	First Solar Inc.	853,156	56,300
	PBF Energy Inc. Class A	1,100,303	40,502
	Nabors Industries Ltd.	3,539,726	30,123
^	Noble Corp. plc	2,727,450	28,775
	Western Refining Inc.	791,950	28,209
	QEP Resources Inc.	1,992,056	26,694
	Rowan Cos. plc Class A	1,406,825	23,846
	Superior Energy Services Inc.	1,699,063	22,886
*	Whiting Petroleum Corp.	2,300,980	21,721
	Ensco plc Class A	1,327,039	20,423
*,^	NOW Inc.	1,147,798	18,158
*	WPX Energy Inc.	3,106,569	17,832
*	Oil States International Inc.	573,386	15,625
*	Southwestern Energy Co.	2,169,536	15,425
	Chesapeake Energy Corp.	3,377,494	15,199
	SM Energy Co.	766,861	15,076
^	Diamond Offshore Drilling Inc.	696,546	14,697
	Delek US Holdings Inc.	596,710	14,679
*	MRC Global Inc.	1,095,775	14,135
*	Oasis Petroleum Inc.	1,491,500	10,992
	Bristow Group Inc.	373,591	9,676
*	SEACOR Holdings Inc.	175,825	9,241
*	McDermott International Inc.	2,689,639	9,010
*	Forum Energy Technologies Inc.	661,733	8,245
	California Resources Corp.	3,494,851	8,143
^	Denbury Resources Inc.	4,000,908	8,082
	CVR Energy Inc.	195,645	7,699
	SemGroup Corp. Class A	247,332	7,138
	Atwood Oceanics Inc.	691,917	7,078
*	Unit Corp.	567,988	6,929
*	TETRA Technologies Inc.	858,977	6,460
*	Chart Industries Inc.	344,190	6,182
*	Exterran Corp.	372,328	5,976
*	Helix Energy Solutions Group Inc.	1,078,072	5,671
*	Archrock Inc.	744,590	5,599
	Alon USA Energy Inc.	358,423	5,319
*,^	Laredo Petroleum Inc.	663,555	5,302
*	Newpark Resources Inc.	897,320	4,738
	Green Plains Inc.	197,491	4,523
*,^	Ultra Petroleum Corp.	1,634,288	4,086
^	CARBO Ceramics Inc.	222,094	3,820
^	Tidewater Inc.	527,166	3,669
*	Hornbeck Offshore Services Inc.	341,971	3,399
	Tesco Corp.	417,630	3,024
*	Stone Energy Corp.	611,303	2,622
*	Parker Drilling Co.	1,318,993	2,401
*,^	EP Energy Corp. Class A	419,275	1,836
*,^	EXCO Resources Inc.	954,322	1,183
*	Bill Barrett Corp.	281,569	1,107
*,^	Northern Oil and Gas Inc.	283,823	1,096
*	W&T Offshore Inc.	195,458	452
*	SandRidge Energy Inc.	1,628,437	326
*	Pioneer Energy Services Corp.	38,800	84
*,^	Gulfmark Offshore Inc.	8,020	37

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Basic Energy Services Inc.	132	—
			671,422
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	474,686	1,196
*	Clinical Data Contingent Value Rights	62,138	—
			1,196
Technology (8.0%)
	CDW Corp.	1,707,058	71,765
	Ingram Micro Inc.	1,687,225	51,258
	Teradyne Inc.	2,316,531	47,883
	Pitney Bowes Inc.	2,221,024	45,864
	Leidos Holdings Inc.	812,275	45,699
*	ON Semiconductor Corp.	4,651,848	45,588
*	ARRIS Group Inc.	1,487,720	45,480
*,^	NCR Corp.	1,819,273	44,499
	Brocade Communications Systems Inc.	4,673,211	42,900
	DST Systems Inc.	370,522	42,262
*	CommScope Holding Co. Inc.	1,396,857	36,165
*	Microsemi Corp.	1,084,383	35,340
	Cypress Semiconductor Corp.	3,574,606	35,067
*	VeriFone Systems Inc.	1,230,851	34,488
	SYNNEX Corp.	334,512	30,083
*	Verint Systems Inc.	700,378	28,407
*	Fairchild Semiconductor International Inc. Class A	1,278,102	26,470
	Computer Sciences Corp.	782,082	25,558
*	CACI International Inc. Class A	273,214	25,349
*	Tech Data Corp.	378,229	25,107
	Mentor Graphics Corp.	1,321,345	24,339
	Lexmark International Inc. Class A	696,697	22,608
	MKS Instruments Inc.	600,270	21,610
	j2 Global Inc.	259,771	21,384
*	Cirrus Logic Inc.	717,866	21,199
*,^	Advanced Micro Devices Inc.	7,125,452	20,450
	Science Applications International Corp.	440,943	20,186
	Diebold Inc.	659,138	19,833
*	Teradata Corp.	749,530	19,803
*	EchoStar Corp. Class A	506,119	19,794
*	MedAssets Inc.	634,724	19,638
*	OmniVision Technologies Inc.	671,590	19,490
	Intersil Corp. Class A	1,493,511	19,057
*	Polycom Inc.	1,492,775	18,794
*	Viavi Solutions Inc.	2,678,319	16,311
*	Rovi Corp.	886,045	14,762
*	NETGEAR Inc.	337,832	14,159
*	Semtech Corp.	736,834	13,941
*	PMC-Sierra Inc.	1,121,524	13,032
*	Progress Software Corp.	538,362	12,921
	CSG Systems International Inc.	350,568	12,613
*	Advanced Energy Industries Inc.	440,075	12,423
	West Corp.	563,611	12,157
*	QLogic Corp.	946,177	11,543
*	Cabot Microelectronics Corp.	262,293	11,483
*	Insight Enterprises Inc.	418,678	10,517
*	ScanSource Inc.	301,193	9,704
	ADTRAN Inc.	557,739	9,604
	Quality Systems Inc.	582,274	9,386
	Ebix Inc.	285,026	9,346
	Brooks Automation Inc.	723,624	7,728
*	Amkor Technology Inc.	1,069,759	6,504
*	Unisys Corp.	563,596	6,228
*	FormFactor Inc.	656,402	5,908
*	Ixia	429,292	5,336
	Epiq Systems Inc.	336,808	4,402
*	Blucora Inc.	437,009	4,283

51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Comtech Telecommunications Corp.	172,052	3,457
*	Mercury Systems Inc.	185,718	3,410
*	Harmonic Inc.	490,715	1,997
*	Tangoe Inc.	210,120	1,763
*	Systemax Inc.	148,816	1,280
*	Quantum Corp.	1,333,864	1,241
*,^	Rapid7 Inc.	58,325	882
*	Match Group Inc.	17,719	240
*	Pendrell Corp.	451,321	226
*	Square Inc.	1,013	13
			1,322,217
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	1,030,236	26,673
*	Vonage Holdings Corp.	2,048,682	11,759
	Consolidated Communications Holdings Inc.	541,528	11,345
	EarthLink Holdings Corp.	1,169,135	8,687
*,^	Iridium Communications Inc.	908,900	7,644
^	Windstream Holdings Inc.	1,137,821	7,328
*	United States Cellular Corp.	144,551	5,899
	Atlantic Tele-Network Inc.	58,563	4,581
*,^	Intelsat SA	296,972	1,235
			85,151
Utilities (7.4%)
	AGL Resources Inc.	1,355,241	86,478
	Atmos Energy Corp.	1,144,115	72,125
	TECO Energy Inc.	2,651,403	70,660
	Westar Energy Inc. Class A	1,593,085	67,563
	UGI Corp.	1,947,467	65,746
	Aqua America Inc.	1,988,654	59,262
	Piedmont Natural Gas Co. Inc.	892,699	50,902
	Great Plains Energy Inc.	1,739,967	47,518
	Vectren Corp.	932,133	39,541
	IDACORP Inc.	567,420	38,584
	Questar Corp.	1,970,812	38,391
	Portland General Electric Co.	1,000,598	36,392
	Cleco Corp.	681,739	35,594
	WGL Holdings Inc.	561,687	35,381
	Hawaiian Electric Industries Inc.	1,211,220	35,065
	New Jersey Resources Corp.	966,985	31,872
	ONE Gas Inc.	587,879	29,494
	NorthWestern Corp.	542,889	29,452
	ALLETE Inc.	551,884	28,052
	Southwest Gas Corp.	507,275	27,981
	Laclede Group Inc.	464,109	27,573
	PNM Resources Inc.	897,799	27,446
	Black Hills Corp.	567,521	26,350
	Avista Corp.	667,113	23,596
	NRG Energy Inc.	1,770,486	20,839
	National Fuel Gas Co.	453,100	19,370
	South Jersey Industries Inc.	780,977	18,368
	MGE Energy Inc.	390,729	18,130
	El Paso Electric Co.	455,557	17,539
	American States Water Co.	413,946	17,365
	Northwest Natural Gas Co.	308,489	15,613
	Empire District Electric Co.	494,227	13,873
*	Avangrid Inc.	348,570	13,385
	California Water Service Group	540,321	12,573
*	Dynegy Inc.	678,598	9,093
*	Talen Energy Corp.	942,732	5,873
	Atlantic Power Corp.	617,312	1,216

			1,214,255
Total Common Stocks (Cost $14,861,700)			16,413,090

52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2015

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.5%)
3,4	Vanguard Market Liquidity Fund	0.363%		246,960,112	246,960

				Face
				Amount
			Maturity Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.371%	5/4/16	3,000	2,995
5,6	Federal Home Loan Bank Discount Notes	0.617%	6/10/16	1,000	997
					3,992
Total Temporary Cash Investments (Cost $250,953)					250,952
Total Investments (101.3%) (Cost $15,112,653)					16,664,042
Other Assets and Liabilities—Net (-1.3%)[4]					(211,572)
Net Assets (100%)					16,452,470

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $150,673,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $160,934,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,395,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

53

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA480 022016

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)

Common Stocks (99.9%)[1]
Consumer Discretionary (15.4%)
*	Liberty Global plc	6,928,207	282,463
*,^	Tesla Motors Inc.	1,048,669	251,691
	Las Vegas Sands Corp.	3,808,202	166,952
*,^	Charter Communications Inc. Class A	788,729	144,416
*	DISH Network Corp. Class A	2,334,721	133,499
*	Jarden Corp.	2,152,174	122,932
*	Ulta Salon Cosmetics & Fragrance Inc.	662,040	122,477
	Hilton Worldwide Holdings Inc.	5,444,994	116,523
^	Autoliv Inc.	909,284	113,451
*	MGM Resorts International	4,910,508	111,567
*	Norwegian Cruise Line Holdings Ltd.	1,654,377	96,947
	Lear Corp.	779,675	95,767
*	LKQ Corp.	3,152,502	93,409
	Foot Locker Inc.	1,431,746	93,192
*	Sirius XM Holdings Inc.	22,795,136	92,776
*	Liberty Global plc Class A	2,057,608	87,160
*	Liberty Media Corp.	2,059,157	78,413
	Aramark	2,345,527	75,643
	Domino's Pizza Inc.	570,948	63,518
*	NVR Inc.	38,457	63,185
*,^	lululemon athletica Inc.	1,151,639	60,427
*	Toll Brothers Inc.	1,683,776	56,070
*	ServiceMaster Global Holdings Inc.	1,410,051	55,330
	Polaris Industries Inc.	628,997	54,062
	Service Corp. International	2,048,386	53,299
	Williams-Sonoma Inc.	871,538	50,907
	Six Flags Entertainment Corp.	891,162	48,960
	Vail Resorts Inc.	382,032	48,896
	Gentex Corp.	3,033,859	48,572
*	Panera Bread Co. Class A	247,362	48,181
	Brunswick Corp.	945,204	47,742
	Carter's Inc.	535,767	47,699
*	AMC Networks Inc. Class A	636,929	47,566
*	Tempur Sealy International Inc.	646,228	45,533
*	Visteon Corp.	390,662	44,731
*	Sally Beauty Holdings Inc.	1,584,405	44,189
	Dunkin' Brands Group Inc.	971,630	41,382
*	Liberty Media Corp. Class A	1,039,053	40,783
*	Skechers U.S.A. Inc. Class A	1,341,356	40,522
*	Live Nation Entertainment Inc.	1,519,881	37,343
	Cinemark Holdings Inc.	1,109,192	37,080
	Pool Corp.	442,075	35,711
*	Liberty Broadband Corp.	684,611	35,504
*	Madison Square Garden Co. Class A	214,398	34,690
*	Burlington Stores Inc.	792,448	33,996
	Dick's Sporting Goods Inc.	935,701	33,077
	Lions Gate Entertainment Corp.	1,012,675	32,801
^	Cracker Barrel Old Country Store Inc.	252,897	32,075
*	Buffalo Wild Wings Inc.	198,945	31,762
	CST Brands Inc.	786,759	30,794
*	Restoration Hardware Holdings Inc.	382,082	30,356
	CalAtlantic Group Inc.	796,436	30,201
*	Bright Horizons Family Solutions Inc.	451,045	30,130
	Brinker International Inc.	621,404	29,796
	Tupperware Brands Corp.	526,572	29,304
*	Office Depot Inc.	5,182,930	29,232
*	Vista Outdoor Inc.	655,639	29,183
	Jack in the Box Inc.	378,505	29,035
*	Starz	862,969	28,909
	American Eagle Outfitters Inc.	1,864,476	28,899
	Tribune Media Co. Class A	836,634	28,287

1

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Helen of Troy Ltd.	295,849	27,884
*	Tenneco Inc.	601,741	27,626
	GNC Holdings Inc. Class A	873,273	27,089
	Thor Industries Inc.	479,881	26,945
*	Houghton Mifflin Harcourt Co.	1,204,804	26,241
	Lithia Motors Inc. Class A	244,173	26,046
*	Murphy USA Inc.	416,792	25,316
	Wendy's Co.	2,271,283	24,462
*	Cabela's Inc.	511,744	23,914
	Texas Roadhouse Inc. Class A	665,286	23,797
	Sinclair Broadcast Group Inc. Class A	725,232	23,599
*	Kate Spade & Co.	1,320,444	23,464
	John Wiley & Sons Inc. Class A	510,881	23,005
	Graham Holdings Co. Class B	46,885	22,738
	Dana Holding Corp.	1,642,441	22,666
	Monro Muffler Brake Inc.	336,613	22,291
	Cheesecake Factory Inc.	478,664	22,071
	Bloomin' Brands Inc.	1,279,650	21,613
*	Liberty TripAdvisor Holdings Inc. Class A	703,746	21,352
*,^	JC Penney Co. Inc.	3,174,293	21,141
	Cooper Tire & Rubber Co.	546,669	20,691
	Cable One Inc.	47,189	20,464
	Big Lots Inc.	524,746	20,224
	Core-Mark Holding Co. Inc.	244,770	20,056
*	Grand Canyon Education Inc.	498,646	20,006
*	Pinnacle Entertainment Inc.	640,121	19,921
	Gannett Co. Inc.	1,203,521	19,605
*	DreamWorks Animation SKG Inc. Class A	756,628	19,498
	Nexstar Broadcasting Group Inc. Class A	330,196	19,383
*	TRI Pointe Group Inc.	1,519,311	19,250
	Abercrombie & Fitch Co.	711,515	19,211
	Penske Automotive Group Inc.	441,512	18,694
	Choice Hotels International Inc.	370,342	18,669
	Churchill Downs Inc.	131,324	18,581
*	G-III Apparel Group Ltd.	417,131	18,462
*	Five Below Inc.	574,780	18,450
*	Asbury Automotive Group Inc.	271,494	18,310
	Wolverine World Wide Inc.	1,084,747	18,126
	Time Inc.	1,155,482	18,106
*	Gentherm Inc.	379,501	17,988
	Group 1 Automotive Inc.	236,867	17,931
	DSW Inc. Class A	750,215	17,900
*	Steven Madden Ltd.	590,622	17,849
*	Ascena Retail Group Inc.	1,805,173	17,781
	New York Times Co. Class A	1,311,977	17,607
*	Michaels Cos. Inc.	791,120	17,492
	HSN Inc.	344,316	17,447
	Papa John's International Inc.	311,443	17,400
	Sonic Corp.	521,825	16,860
	Meredith Corp.	389,689	16,854
*	Shutterfly Inc.	375,539	16,734
*	Boyd Gaming Corp.	838,665	16,664
	Marriott Vacations Worldwide Corp.	291,133	16,580
	Sotheby's	638,856	16,457
*	Media General Inc.	1,004,643	16,225
	Dillard's Inc. Class A	246,653	16,208
*	Deckers Outdoor Corp.	332,455	15,692
*	Hyatt Hotels Corp. Class A	331,478	15,586
	Drew Industries Inc.	255,630	15,565
	Chico's FAS Inc.	1,452,956	15,503
*	Dorman Products Inc.	325,153	15,435
	DeVry Education Group Inc.	605,593	15,328
	Aaron's Inc.	683,393	15,301
*	American Axle & Manufacturing Holdings Inc.	800,167	15,155

2

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	DineEquity Inc.	174,943	14,812
*,^	GoPro Inc. Class A	810,549	14,598
	Columbia Sportswear Co.	297,171	14,490
*,^	Diamond Resorts International Inc.	566,888	14,461
*	Popeyes Louisiana Kitchen Inc.	244,837	14,323
	SeaWorld Entertainment Inc.	718,103	14,139
*,^	Groupon Inc. Class A	4,600,843	14,125
*	Cooper-Standard Holding Inc.	180,787	14,027
*	Liberty Broadband Corp. Class A	262,629	13,565
*	MSG Networks Inc.	642,963	13,374
^	Regal Entertainment Group Class A	700,123	13,211
*	Express Inc.	761,909	13,166
*	Genesco Inc.	230,756	13,114
*	Meritage Homes Corp.	385,241	13,094
*	La Quinta Holdings Inc.	954,526	12,991
	La-Z-Boy Inc.	528,178	12,898
*,^	LifeLock Inc.	895,074	12,844
	Guess? Inc.	678,395	12,808
*	TopBuild Corp.	409,632	12,604
*	Smith & Wesson Holding Corp.	570,880	12,548
	Caleres Inc.	462,652	12,408
	ClubCorp Holdings Inc.	674,379	12,321
*	Penn National Gaming Inc.	761,239	12,195
*,^	Wayfair Inc.	255,357	12,160
	Children's Place Inc.	217,858	12,026
	Sturm Ruger & Co. Inc.	199,779	11,909
*	Select Comfort Corp.	549,771	11,771
	Extended Stay America Inc.	712,078	11,322
	KB Home	915,783	11,292
*	Dave & Buster's Entertainment Inc.	269,887	11,265
*	Gray Television Inc.	689,997	11,247
*	iRobot Corp.	316,347	11,199
*	Pep Boys-Manny Moe & Jack	594,075	10,937
*,^	Sears Holdings Corp.	531,136	10,920
	EW Scripps Co. Class A	562,006	10,678
	MDC Holdings Inc.	413,299	10,552
	Scholastic Corp.	272,134	10,494
	National CineMedia Inc.	662,305	10,405
*	Krispy Kreme Doughnuts Inc.	685,684	10,333
*	Vitamin Shoppe Inc.	314,378	10,280
	Cato Corp. Class A	275,995	10,162
	Oxford Industries Inc.	154,312	9,848
	International Speedway Corp. Class A	289,667	9,768
*	Tumi Holdings Inc.	584,975	9,728
*	Fiesta Restaurant Group Inc.	283,935	9,540
*	BJ's Restaurants Inc.	218,992	9,520
*,^	2U Inc.	337,879	9,454
*,^	Mattress Firm Holding Corp.	211,501	9,439
*	Red Robin Gourmet Burgers Inc.	149,463	9,228
^	Buckle Inc.	299,784	9,227
	Bob Evans Farms Inc.	236,334	9,182
	Callaway Golf Co.	939,406	8,849
	Finish Line Inc. Class A	486,912	8,803
*	Denny's Corp.	894,841	8,796
*	Belmond Ltd. Class A	921,347	8,753
*	Francesca's Holdings Corp.	499,893	8,703
*	Universal Electronics Inc.	169,437	8,701
	Standard Motor Products Inc.	228,114	8,680
	Ethan Allen Interiors Inc.	306,037	8,514
	Rent-A-Center Inc.	560,923	8,397
*	Crocs Inc.	807,204	8,266
*	Strayer Education Inc.	136,460	8,204
	New Media Investment Group Inc.	419,929	8,172
	Sonic Automotive Inc. Class A	355,036	8,081

3

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Hibbett Sports Inc.	260,750	7,885
*	Apollo Education Group Inc.	1,020,277	7,826
	Nutrisystem Inc.	354,189	7,665
	Fred's Inc. Class A	444,584	7,278
	Men's Wearhouse Inc.	484,448	7,112
*	Regis Corp.	483,400	6,840
	Interval Leisure Group Inc.	437,315	6,827
^	Outerwall Inc.	186,722	6,823
*	Cavco Industries Inc.	80,828	6,734
*	Rentrak Corp.	139,702	6,640
^	World Wrestling Entertainment Inc. Class A	368,234	6,569
*,^	Weight Watchers International Inc.	286,871	6,541
	Ruth's Hospitality Group Inc.	402,027	6,400
	Winnebago Industries Inc.	320,303	6,374
*	Motorcar Parts of America Inc.	187,516	6,340
	Tower International Inc.	214,542	6,129
*,^	Conn's Inc.	258,828	6,075
	Capella Education Co.	130,696	6,041
*	Loral Space & Communications Inc.	147,202	5,993
*	Carmike Cinemas Inc.	257,779	5,913
*	Unifi Inc.	209,444	5,896
*	M/I Homes Inc.	263,822	5,783
	Barnes & Noble Inc.	653,435	5,691
*	FTD Cos. Inc.	212,450	5,560
*,^	Zoe's Kitchen Inc.	195,478	5,469
*	Blue Nile Inc.	144,056	5,349
*	Global Eagle Entertainment Inc.	541,478	5,344
	PetMed Express Inc.	310,912	5,329
*	Taylor Morrison Home Corp. Class A	331,645	5,306
	Movado Group Inc.	205,716	5,289
*	Chuy's Holdings Inc.	165,765	5,195
	Libbey Inc.	238,863	5,093
	Superior Industries International Inc.	273,970	5,047
*,^	Lumber Liquidators Holdings Inc.	288,123	5,002
	Entravision Communications Corp. Class A	642,897	4,957
*,^	Scientific Games Corp. Class A	545,819	4,896
*	Nautilus Inc.	292,299	4,887
*	Tile Shop Holdings Inc.	297,324	4,876
*	Modine Manufacturing Co.	536,547	4,856
	Pier 1 Imports Inc.	951,746	4,844
*	MarineMax Inc.	261,678	4,820
	Haverty Furniture Cos. Inc.	218,094	4,676
	AMC Entertainment Holdings Inc.	191,554	4,597
	Speedway Motorsports Inc.	205,565	4,259
	Marcus Corp.	218,569	4,146
*	Installed Building Products Inc.	165,768	4,116
*	Carrols Restaurant Group Inc.	338,916	3,979
*	Beazer Homes USA Inc.	341,304	3,922
*	Ruby Tuesday Inc.	709,690	3,910
*	Del Frisco's Restaurant Group Inc.	242,353	3,883
*	Stoneridge Inc.	261,465	3,870
*	Biglari Holdings Inc.	11,824	3,853
*	American Public Education Inc.	206,520	3,843
*	Zumiez Inc.	252,808	3,822
*	Vera Bradley Inc.	237,822	3,748
	Shoe Carnival Inc.	160,752	3,729
*,^	Chegg Inc.	546,017	3,675
*	WCI Communities Inc.	162,680	3,625
*,^	Caesars Entertainment Corp.	454,855	3,589
*,^	Lands' End Inc.	152,193	3,567
*	Barnes & Noble Education Inc.	358,508	3,567
	Citi Trends Inc.	165,615	3,519
*	Iconix Brand Group Inc.	505,386	3,452
	Stage Stores Inc.	377,141	3,436

4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*,^	LGI Homes Inc.	138,851	3,378
	Carriage Services Inc. Class A	137,006	3,302
*	Isle of Capri Casinos Inc.	230,614	3,212
*,^	Shake Shack Inc. Class A	81,118	3,212
	NACCO Industries Inc. Class A	75,491	3,186
*	ZAGG Inc.	283,014	3,096
*	Overstock.com Inc.	249,188	3,060
*	Del Taco Restaurants Inc.	279,562	2,977
*	Tuesday Morning Corp.	457,595	2,974
	Bassett Furniture Industries Inc.	114,910	2,882
	Strattec Security Corp.	50,791	2,869
	Hooker Furniture Corp.	113,336	2,861
*	William Lyon Homes Class A	170,838	2,819
*	Clear Channel Outdoor Holdings Inc. Class A	499,424	2,792
*	Eldorado Resorts Inc.	250,820	2,759
	Flexsteel Industries Inc.	61,283	2,707
*	Federal-Mogul Holdings Corp.	393,266	2,694
*	Party City Holdco Inc.	206,285	2,663
*	K12 Inc.	301,426	2,653
*	Career Education Corp.	721,148	2,618
	Arctic Cat Inc.	158,070	2,589
	Big 5 Sporting Goods Corp.	256,616	2,564
	Culp Inc.	99,875	2,544
*	Crown Media Holdings Inc. Class A	451,377	2,532
*	Sportsman's Warehouse Holdings Inc.	190,493	2,457
*	Potbelly Corp.	207,592	2,431
*	Fox Factory Holding Corp.	145,956	2,413
*	Hovnanian Enterprises Inc. Class A	1,329,180	2,406
*,^	Jamba Inc.	177,635	2,396
*,^	Habit Restaurants Inc. Class A	103,781	2,393
*	Ascent Capital Group Inc. Class A	142,379	2,381
*	Entercom Communications Corp. Class A	211,055	2,370
*	Monarch Casino & Resort Inc.	104,067	2,364
	Kirkland's Inc.	157,426	2,283
*	Perry Ellis International Inc.	123,648	2,278
*,^	Sequential Brands Group Inc.	286,451	2,266
	Stein Mart Inc.	334,535	2,251
*	America's Car-Mart Inc.	82,979	2,215
	Saga Communications Inc. Class A	57,517	2,212
	CSS Industries Inc.	77,572	2,202
*,^	Central European Media Enterprises Ltd. Class A	801,840	2,157
*,^	JAKKS Pacific Inc.	267,492	2,129
	Journal Media Group Inc.	174,974	2,103
*	Destination XL Group Inc.	379,420	2,094
*,^	El Pollo Loco Holdings Inc.	164,181	2,074
*	Malibu Boats Inc. Class A	126,517	2,071
	Marine Products Corp.	334,277	2,019
	Tribune Publishing Co.	218,245	2,012
	Collectors Universe Inc.	125,188	1,940
*	Horizon Global Corp.	185,673	1,925
*	Cherokee Inc.	109,465	1,888
*,^	Noodles & Co. Class A	194,458	1,884
*	Green Brick Partners Inc.	256,820	1,849
*	1-800-Flowers.com Inc. Class A	250,834	1,826
	Harte-Hanks Inc.	557,078	1,805
	Winmark Corp.	18,623	1,732
	Nathan's Famous Inc.	32,872	1,695
*	Reading International Inc. Class A	127,505	1,672
*	VOXX International Corp. Class A	314,485	1,654
*	Century Communities Inc.	90,217	1,598
*	Build-A-Bear Workshop Inc.	127,806	1,564
	Lifetime Brands Inc.	116,707	1,548
*	Kona Grill Inc.	97,102	1,540
*	Century Casinos Inc.	195,924	1,524

5

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Morgans Hotel Group Co.	451,956	1,523
	Escalade Inc.	114,872	1,522
*	Bravo Brio Restaurant Group Inc.	167,750	1,510
*	Boot Barn Holdings Inc.	118,521	1,457
	Weyco Group Inc.	54,378	1,455
	Spartan Motors Inc.	457,207	1,422
*	Etsy Inc.	170,033	1,404
	A H Belo Corp. Class A	278,158	1,391
*	Gaiam Inc. Class A	216,758	1,353
	Destination Maternity Corp.	153,546	1,339
*,^	Container Store Group Inc.	161,668	1,326
*	West Marine Inc.	152,576	1,295
*	Bridgepoint Education Inc.	168,604	1,283
*	Tandy Leather Factory Inc.	173,075	1,270
*,^	Papa Murphy's Holdings Inc.	112,636	1,268
	Universal Technical Institute Inc.	256,705	1,196
*	Wingstop Inc.	51,838	1,182
*	Sizmek Inc.	316,454	1,155
	Metaldyne Performance Group Inc.	61,460	1,127
	Ark Restaurants Corp.	47,616	1,100
*	RCI Hospitality Holdings Inc.	106,328	1,062
*	Sears Hometown and Outlet Stores Inc.	132,679	1,061
*	Black Diamond Inc.	239,870	1,060
	Superior Uniform Group Inc.	62,423	1,060
*	Intrawest Resorts Holdings Inc.	134,820	1,054
	Rocky Brands Inc.	90,339	1,044
*	Red Lion Hotels Corp.	145,962	1,023
	Liberty Tax Inc.	40,231	959
*	Fuel Systems Solutions Inc.	193,899	948
*	Lee Enterprises Inc.	557,132	936
*	Ballantyne Strong Inc.	193,171	881
*	Bojangles' Inc.	55,334	878
*	Skullcandy Inc.	183,013	866
*	Luby's Inc.	192,966	863
*	Insignia Systems Inc.	293,458	860
*	Planet Fitness Inc. Class A	54,825	857
*	McClatchy Co. Class A	679,292	822
*	Systemax Inc.	92,808	798
*	Delta Apparel Inc.	55,652	781
*	EVINE Live Inc.	437,247	778
*,^	ITT Educational Services Inc.	205,776	768
*	Dixie Group Inc.	144,405	755
*	Vince Holding Corp.	162,753	745
*	Golden Entertainment Inc.	71,983	736
*	Famous Dave's of America Inc.	105,884	735
*	Cambium Learning Group Inc.	151,228	733
*	Tilly's Inc. Class A	108,203	717
*	Trans World Entertainment Corp.	197,775	708
	Johnson Outdoors Inc. Class A	31,073	680
*	Lakeland Industries Inc.	56,476	674
*	Gaming Partners International Corp.	75,048	666
*,^	hhgregg Inc.	179,105	656
*	New York & Co. Inc.	261,408	599
*	Christopher & Banks Corp.	358,247	591
	Dover Motorsports Inc.	247,503	577
*	Rave Restaurant Group Inc.	88,227	564
*,^	Empire Resorts Inc.	29,405	529
*	Lincoln Educational Services Corp.	259,118	516
*	Radio One Inc.	289,364	498
*	Cumulus Media Inc. Class A	1,441,116	476
	Beasley Broadcast Group Inc. Class A	131,564	472
*	LeapFrog Enterprises Inc.	646,848	459
*	Ollie's Bargain Outlet Holdings Inc.	24,321	414
*	New Home Co. Inc.	30,291	393

6

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Lindblad Expeditions Holdings Inc.	35,262	392
*	Full House Resorts Inc.	227,501	380
*	Daily Journal Corp.	1,840	372
*,^	Gordmans Stores Inc.	112,537	355
*	Shiloh Industries Inc.	66,237	347
*	Hemisphere Media Group Inc. Class A	23,006	339
*	Townsquare Media Inc. Class A	27,869	333
*,^	Fogo De Chao Inc.	21,417	325
*	Good Times Restaurants Inc.	66,358	319
*	Ignite Restaurant Group Inc.	75,700	318
*	Summer Infant Inc.	135,595	302
*	UCP Inc.	41,726	300
*,^	Forward Industries Inc.	193,183	282
*,^	Turtle Beach Corp.	139,559	281
	Town Sports International Holdings Inc.	230,556	274
*,^	Vuzix Corp.	33,860	257
*	Emerson Radio Corp.	249,112	247
*,^	Aeropostale Inc.	869,165	243
*	Dover Downs Gaming & Entertainment Inc.	250,438	243
	bebe stores inc	425,432	240
*	Spanish Broadcasting System Inc.	73,134	237
*	UQM Technologies Inc.	353,941	235
^	Bon-Ton Stores Inc.	110,512	232
*	Emmis Communications Corp. Class A	353,643	226
*,^	ReachLocal Inc.	131,459	217
*	Stanley Furniture Co. Inc.	77,487	216
*	Charles & Colvard Ltd.	184,730	207
*	Skyline Corp.	57,715	207
	Salem Media Group Inc. Class A	41,128	205
*	MCBC Holdings Inc.	14,749	202
*,^	Chanticleer Holdings Inc.	198,489	198
*	Quantum Fuel Systems Technologies Worldwide Inc.	266,492	195
*,^	Cinedigm Corp. Class A	740,576	194
*	Fenix Parts Inc.	25,135	171
*	Perfumania Holdings Inc.	66,167	159
*	Cosi Inc.	359,826	158
*	CafePress Inc.	40,283	155
*	Nova Lifestyle Inc.	80,959	146
*,^	Clean Diesel Technologies Inc.	130,761	123
*	US Auto Parts Network Inc.	36,063	106
*	Joe's Jeans Inc.	636,795	105
*	Pacific Sunwear of California Inc.	425,744	102
*	Sypris Solutions Inc.	88,213	96
*,^	SFX Entertainment Inc.	504,633	96
	Educational Development Corp.	7,617	84
*	Nevada Gold & Casinos Inc.	33,200	75
	Peak Resorts Inc.	10,374	62
*	NTN Buzztime Inc.	287,989	46
*	CVSL Inc.	37,930	38
*	SPAR Group Inc.	33,227	33
	Flanigan's Enterprises Inc.	1,352	30
*	Appliance Recycling Centers of America Inc.	24,098	26
*,^	Comstock Holding Cos. Inc. Class A	17,945	26
*	Diversified Restaurant Holdings Inc.	10,100	23
*,^	Dex Media Inc.	160,956	19
*	J Alexander's Holdings Inc.	1,508	16
	AG&E Holdings Inc.	32,460	16
	AMCON Distributing Co.	172	14
*	Premier Exhibitions Inc.	18,742	12
*	Entertainment Gaming Asia Inc.	5,940	11
	Crown Crafts Inc.	1,013	9
*	Koss Corp.	3,992	8
*	P&F Industries Inc. Class A	574	5
	Unique Fabricating Inc.	196	2

7

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Canterbury Park Holding Corp.	209	2
*	DGSE Cos. Inc.	1,051	—
	Expedia Inc.	1	—
*	Here Media Inc.	12,670	—
*	Here Media Inc.	12,670	—
			6,559,992
Consumer Staples (3.2%)
	Bunge Ltd.	1,486,309	101,485
*	Rite Aid Corp.	10,903,839	85,486
*	WhiteWave Foods Co. Class A	1,829,201	71,174
	Ingredion Inc.	742,160	71,129
	Casey's General Stores Inc.	409,499	49,324
	Pinnacle Foods Inc.	1,151,489	48,892
*	Edgewell Personal Care Co.	619,050	48,515
*	Hain Celestial Group Inc.	1,077,817	43,533
	Flowers Foods Inc.	1,946,904	41,839
*	Sprouts Farmers Market Inc.	1,505,319	40,027
*	Post Holdings Inc.	646,825	39,909
*,^	Herbalife Ltd.	672,771	36,074
*	TreeHouse Foods Inc.	452,701	35,519
	Spectrum Brands Holdings Inc.	285,560	29,070
	Lancaster Colony Corp.	205,725	23,753
^	Nu Skin Enterprises Inc. Class A	597,133	22,625
	Energizer Holdings Inc.	656,703	22,367
	Vector Group Ltd.	919,457	21,690
	B&G Foods Inc.	612,942	21,465
*	United Natural Foods Inc.	529,691	20,849
	Coty Inc. Class A	797,779	20,447
*	Boston Beer Co. Inc. Class A	100,254	20,242
*	SUPERVALU Inc.	2,763,008	18,733
	Snyder's-Lance Inc.	545,682	18,717
	Avon Products Inc.	4,590,173	18,590
*	Darling Ingredients Inc.	1,744,259	18,350
	J&J Snack Foods Corp.	155,587	18,152
*	HRG Group Inc.	1,285,331	17,429
	Dean Foods Co.	981,842	16,839
	PriceSmart Inc.	202,790	16,830
^	Sanderson Farms Inc.	210,980	16,355
^	Cal-Maine Foods Inc.	321,280	14,888
^	Pilgrim's Pride Corp.	660,283	14,586
	WD-40 Co.	145,101	14,314
	Fresh Del Monte Produce Inc.	354,937	13,800
	Universal Corp.	237,813	13,337
*	Fresh Market Inc.	466,941	10,936
*	Diamond Foods Inc.	276,570	10,662
	Coca-Cola Bottling Co. Consolidated	52,485	9,579
	Andersons Inc.	282,353	8,931
	SpartanNash Co.	400,065	8,657
*	Seaboard Corp.	2,925	8,467
*	USANA Health Sciences Inc.	63,122	8,064
	Calavo Growers Inc.	160,375	7,858
^	Tootsie Roll Industries Inc.	239,265	7,558
*	National Beverage Corp.	157,834	7,172
*	Boulder Brands Inc.	643,159	7,062
	Weis Markets Inc.	145,888	6,463
*,^	Blue Buffalo Pet Products Inc.	332,206	6,216
	Ingles Markets Inc. Class A	140,624	6,199
*	Central Garden & Pet Co. Class A	453,035	6,161
	John B Sanfilippo & Son Inc.	93,457	5,050
*	Omega Protein Corp.	221,722	4,922
*	Smart & Final Stores Inc.	269,214	4,902
*	Revlon Inc. Class A	170,550	4,748
	Medifast Inc.	155,066	4,711
	Inter Parfums Inc.	180,533	4,300

8

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	MGP Ingredients Inc.	158,029	4,101
*	Chefs' Warehouse Inc.	187,127	3,121
*	Landec Corp.	242,919	2,874
*,^	Elizabeth Arden Inc.	281,988	2,792
*	Farmer Brothers Co.	82,040	2,648
*	Nutraceutical International Corp.	95,946	2,477
^	Natural Health Trends Corp.	71,543	2,399
	Orchids Paper Products Co.	77,390	2,393
*	Seneca Foods Corp. Class A	81,481	2,361
*	Performance Food Group Co.	98,331	2,275
*	Natural Grocers by Vitamin Cottage Inc.	105,653	2,152
	Oil-Dri Corp. of America	55,590	2,047
	Village Super Market Inc. Class A	63,011	1,660
	Alico Inc.	39,161	1,515
*,^	Freshpet Inc.	175,454	1,490
*	Inventure Foods Inc.	199,766	1,418
*	Lifevantage Corp.	143,306	1,364
	Limoneira Co.	91,059	1,360
	Alliance One International Inc.	110,179	1,264
	Rocky Mountain Chocolate Factory Inc.	112,209	1,206
*	Natural Alternatives International Inc.	115,777	1,197
	United-Guardian Inc.	57,249	1,096
*	Lifeway Foods Inc.	91,516	1,016
*	Primo Water Corp.	119,046	952
	Liberator Medical Holdings Inc.	278,147	929
*	Craft Brew Alliance Inc.	99,769	835
*,^	Synutra International Inc.	161,071	759
	Nature's Sunshine Products Inc.	73,286	742
*	S&W Seed Co.	168,074	709
*,^	22nd Century Group Inc.	440,999	617
*	Castle Brands Inc.	478,778	589
*	Female Health Co.	263,926	383
*	Amplify Snack Brands Inc.	33,110	381
*	Reed's Inc.	45,608	245
*,^	DS Healthcare Group Inc.	93,723	241
*	Mannatech Inc.	11,471	218
*,^	Fairway Group Holdings Corp.	233,299	154
*	Coffee Holding Co. Inc.	22,521	87
*	RiceBran Technologies	20,529	39
*	Reliv International Inc.	45,472	28
*	Crystal Rock Holdings Inc.	42,584	25
*	Tofutti Brands Inc.	3,498	15
^	Vapor Corp.	15,708	9
	Golden Enterprises Inc.	1,541	7
*	Ocean Bio-Chem Inc.	1,200	3
*	MYOS Corp.	1,200	2
			1,349,147
Energy (3.2%)
*	Concho Resources Inc.	1,346,263	125,014
*	Cheniere Energy Inc.	2,460,812	91,665
	HollyFrontier Corp.	1,902,298	75,883
*	Weatherford International plc	8,069,195	67,701
^	Core Laboratories NV	440,899	47,943
*	Diamondback Energy Inc.	694,920	46,490
	Oceaneering International Inc.	1,021,849	38,340
	PBF Energy Inc. Class A	1,018,856	37,504
	Energen Corp.	822,522	33,715
	World Fuel Services Corp.	748,842	28,800
*	Gulfport Energy Corp.	1,129,664	27,756
^	Noble Corp. plc	2,502,808	26,405
	Western Refining Inc.	720,817	25,676
	Nabors Industries Ltd.	2,958,157	25,174
*	Dril-Quip Inc.	407,872	24,158
	Patterson-UTI Energy Inc.	1,534,951	23,147

9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	PDC Energy Inc.	423,089	22,585
	QEP Resources Inc.	1,677,710	22,481
	Rowan Cos. plc Class A	1,289,448	21,856
	Superior Energy Services Inc.	1,589,118	21,405
*	Whiting Petroleum Corp.	2,118,573	19,999
*	Continental Resources Inc.	846,423	19,451
*	Parsley Energy Inc. Class A	1,024,372	18,900
*	Cobalt International Energy Inc.	3,483,544	18,811
*	RSP Permian Inc.	733,323	17,886
*,^	Antero Resources Corp.	801,936	17,482
*	Carrizo Oil & Gas Inc.	562,699	16,645
*	Matador Resources Co.	831,291	16,435
*	Memorial Resource Development Corp.	962,611	15,546
*	Oil States International Inc.	545,400	14,862
	Delek US Holdings Inc.	577,644	14,210
*	WPX Energy Inc.	2,460,356	14,122
	SM Energy Co.	711,553	13,989
	Targa Resources Corp.	510,990	13,827
	SemGroup Corp. Class A	463,695	13,382
*,^	Laredo Petroleum Inc.	1,328,831	10,617
*	Oasis Petroleum Inc.	1,439,414	10,608
^	US Silica Holdings Inc.	562,863	10,542
	Bristow Group Inc.	370,001	9,583
*	SEACOR Holdings Inc.	170,696	8,972
*	Rice Energy Inc.	818,584	8,923
*	Synergy Resources Corp.	1,025,549	8,738
*	McDermott International Inc.	2,532,803	8,485
	Green Plains Inc.	362,788	8,308
*	Forum Energy Technologies Inc.	658,943	8,210
^	RPC Inc.	660,122	7,888
*	Kosmos Energy Ltd.	1,500,166	7,801
	California Resources Corp.	3,270,933	7,621
^	Denbury Resources Inc.	3,737,513	7,550
	CVR Energy Inc.	178,194	7,012
*	TETRA Technologies Inc.	880,628	6,622
	Frank's International NV	373,403	6,232
*	Unit Corp.	502,678	6,133
*	Callon Petroleum Co.	728,869	6,079
	Atwood Oceanics Inc.	586,235	5,997
*	Matrix Service Co.	291,754	5,993
*	Exterran Corp.	367,483	5,898
*	Archrock Inc.	734,956	5,527
*	Helix Energy Solutions Group Inc.	1,044,279	5,493
*	Par Pacific Holdings Inc.	221,675	5,218
*	Newpark Resources Inc.	931,562	4,919
	Alon USA Energy Inc.	284,878	4,228
*,^	Ultra Petroleum Corp.	1,626,578	4,066
	CARBO Ceramics Inc.	208,850	3,592
	Tidewater Inc.	500,141	3,481
*	Hornbeck Offshore Services Inc.	345,065	3,430
*	Renewable Energy Group Inc.	348,486	3,237
*	REX American Resources Corp.	51,991	2,811
*	RigNet Inc.	134,078	2,774
*,^	Clean Energy Fuels Corp.	765,219	2,755
*	Natural Gas Services Group Inc.	121,258	2,704
	Tesco Corp.	366,469	2,653
*	Stone Energy Corp.	597,188	2,562
	Panhandle Oil and Gas Inc. Class A	154,770	2,501
*	Parker Drilling Co.	1,369,310	2,492
*,^	Sanchez Energy Corp.	568,455	2,450
*,^	Northern Oil and Gas Inc.	623,008	2,405
*	C&J Energy Services Ltd.	492,572	2,345
*,^	EXCO Resources Inc.	1,885,269	2,338
*	Era Group Inc.	200,377	2,234

10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Bonanza Creek Energy Inc.	404,463	2,132
*	Bill Barrett Corp.	531,853	2,090
*	Geospace Technologies Corp.	145,420	2,046
*	Clayton Williams Energy Inc.	67,991	2,011
	Gulf Island Fabrication Inc.	180,215	1,885
*,^	Solazyme Inc.	708,508	1,757
*,^	EP Energy Corp. Class A	391,815	1,716
*	Ring Energy Inc.	223,032	1,572
*	Pioneer Energy Services Corp.	692,312	1,502
*	Willbros Group Inc.	557,607	1,500
*,^	Peabody Energy Corp.	195,078	1,498
*	Cloud Peak Energy Inc.	660,178	1,373
*	PHI Inc.	75,566	1,342
*,^	Gulfmark Offshore Inc.	281,127	1,313
	Evolution Petroleum Corp.	263,907	1,269
*	Abraxas Petroleum Corp.	1,172,436	1,243
*	Pacific Ethanol Inc.	235,105	1,124
*,^	Uranium Energy Corp.	1,054,823	1,118
*	Contango Oil & Gas Co.	173,340	1,111
*,^	Halcon Resources Corp.	856,224	1,079
*,^	Erin Energy Corp.	329,920	1,056
*	VAALCO Energy Inc.	652,557	1,044
*,^	Westmoreland Coal Co.	176,080	1,035
*	Jones Energy Inc. Class A	265,333	1,022
*,^	Basic Energy Services Inc.	375,774	1,007
^	Energy XXI Ltd.	995,831	1,006
*	Gastar Exploration Inc.	722,740	947
*,^	W&T Offshore Inc.	404,742	935
*,^	SandRidge Energy Inc.	4,518,125	904
*,^	Comstock Resources Inc.	475,511	889
*	Fairmount Santrol Holdings Inc.	357,866	841
*	PHI Inc. NV	50,975	837
*,^	Eclipse Resources Corp.	458,576	835
	Adams Resources & Energy Inc.	21,160	813
	Dawson Geophysical Co.	221,507	766
*,^	Approach Resources Inc.	396,646	730
*	ION Geophysical Corp.	1,436,070	722
*,^	Amyris Inc.	434,918	705
*	Key Energy Services Inc.	1,442,017	695
*	Resolute Energy Corp.	759,669	661
*	Isramco Inc.	7,288	651
*	Triangle Petroleum Corp.	788,898	607
^	Hallador Energy Co.	122,829	560
*	Synthesis Energy Systems Inc.	573,619	550
*,^	Rex Energy Corp.	515,216	541
*,^	Seventy Seven Energy Inc.	444,900	467
*	Gener8 Maritime Inc.	48,692	460
*	Zion Oil & Gas Inc.	240,958	448
*	Mitcham Industries Inc.	148,174	446
*	PetroQuest Energy Inc.	707,482	354
*	Aspen Aerogels Inc.	41,193	250
*	Independence Contract Drilling Inc.	46,219	233
*,^	Penn Virginia Corp.	764,561	230
^	Arch Coal Inc.	232,177	229
*	TransAtlantic Petroleum Ltd.	151,166	210
*	Harvest Natural Resources Inc.	486,103	207
*,^	Warren Resources Inc.	937,106	197
*	PrimeEnergy Corp.	3,726	191
*,^	Profire Energy Inc.	187,943	186
*,^	Vertex Energy Inc.	145,816	160
*,^	Goodrich Petroleum Corp.	513,142	137
*	Uranium Resources Inc.	239,942	125
*,^	Nuverra Environmental Solutions Inc.	210,050	108
*	Royale Energy Inc.	292,749	105

11

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Midstates Petroleum Co. Inc.	51,015	103
*,^	Gevo Inc.	155,470	96
*	Barnwell Industries Inc.	48,034	90
*,^	CHC Group Ltd.	12,715	83
*,^	Lucas Energy Inc.	10,012	73
*	Tengasco Inc.	558,194	67
*,^	Emerald Oil Inc.	58,461	66
*,^	Glori Energy Inc.	176,160	63
*	Earthstone Energy Inc.	4,219	56
*	Aemetis Inc.	17,273	50
*	US Energy Corp. Wyoming	294,118	48
*	Forbes Energy Services Ltd.	143,916	42
*	Magellan Petroleum Corp.	49,825	27
*	Enservco Corp.	47,023	25
*	FieldPoint Petroleum Corp.	35,776	22
*	ENGlobal Corp.	21,344	21
*	Lilis Energy Inc.	103,154	21
*	GreenHunter Resources Inc.	195,206	21
*	Dakota Plains Holdings Inc.	73,177	18
*	Torchlight Energy Resources Inc.	14,471	15
*	Ceres Inc.	43,655	14
*	PEDEVCO Corp.	40,105	12
*	Yuma Energy Inc.	57,924	11
*	Steel Excel Inc.	685	10
*	Centrus Energy Corp. Class A	6,500	9
*	Eco-Stim Energy Solutions Inc.	1,481	5
*	Superior Drilling Products Inc.	4,028	4
*	FX Energy Inc.	3,000	3
*	SAExploration Holdings Inc.	678	1
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	1
			1,386,132
Financials (26.0%)
	Citizens Financial Group Inc.	5,465,700	143,147
*	Markel Corp.	145,248	128,305
	Digital Realty Trust Inc.	1,528,874	115,613
	Extra Space Storage Inc.	1,290,277	113,815
	Federal Realty Investment Trust	726,289	106,111
	UDR Inc.	2,732,496	102,660
	First Republic Bank	1,493,455	98,658
	TD Ameritrade Holding Corp.	2,787,545	96,756
	Willis Group Holdings plc	1,872,619	90,953
	Annaly Capital Management Inc.	9,668,341	90,689
*	Arch Capital Group Ltd.	1,281,509	89,385
	Voya Financial Inc.	2,353,567	86,870
*	Ally Financial Inc.	4,583,952	85,445
	New York Community Bancorp Inc.	5,070,826	82,756
	Everest Re Group Ltd.	448,539	82,123
*	Signature Bank	526,138	80,694
*	Alleghany Corp.	162,793	77,804
	SEI Investments Co.	1,440,488	75,482
	Arthur J Gallagher & Co.	1,836,474	75,185
	Duke Realty Corp.	3,574,466	75,135
	Jones Lang LaSalle Inc.	466,197	74,526
	Raymond James Financial Inc.	1,285,499	74,520
	VEREIT Inc.	9,369,273	74,205
	Mid-America Apartment Communities Inc.	788,058	71,564
	CIT Group Inc.	1,793,256	71,192
	MSCI Inc. Class A	965,531	69,644
	Camden Property Trust	904,600	69,437
	FactSet Research Systems Inc.	426,771	69,380
	Alexandria Real Estate Equities Inc.	759,029	68,586
	Regency Centers Corp.	984,694	67,077
	PartnerRe Ltd.	478,445	66,858
*	SVB Financial Group	538,153	63,986

12

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
East West Bancorp Inc.	1,504,818	62,540
Lazard Ltd. Class A	1,356,570	61,059
American Capital Agency Corp.	3,520,791	61,051
Kilroy Realty Corp.	964,170	61,013
Omega Healthcare Investors Inc.	1,721,726	60,226
WP Carey Inc.	1,015,845	59,935
Reinsurance Group of America Inc. Class A	687,401	58,807
National Retail Properties Inc.	1,416,346	56,725
Axis Capital Holdings Ltd.	1,008,492	56,697
WR Berkley Corp.	1,031,700	56,486
* Realogy Holdings Corp.	1,535,359	56,302
CBOE Holdings Inc.	862,361	55,967
Equity LifeStyle Properties Inc.	838,166	55,881
CubeSmart	1,809,876	55,418
American Financial Group Inc.	748,838	53,976
DDR Corp.	3,175,800	53,480
RenaissanceRe Holdings Ltd.	458,569	51,905
Lamar Advertising Co. Class A	854,241	51,237
PacWest Bancorp	1,180,485	50,879
Starwood Property Trust Inc.	2,448,215	50,335
StanCorp Financial Group Inc.	441,468	50,274
* Forest City Enterprises Inc. Class A	2,267,833	49,734
BioMed Realty Trust Inc.	2,091,946	49,558
American Campus Communities Inc.	1,179,283	48,752
Taubman Centers Inc.	629,137	48,267
Liberty Property Trust	1,544,240	47,949
Old Republic International Corp.	2,541,111	47,341
Investors Bancorp Inc.	3,749,343	46,642
Spirit Realty Capital Inc.	4,618,525	46,278
Brixmor Property Group Inc.	1,775,466	45,843
Douglas Emmett Inc.	1,456,943	45,428
Synovus Financial Corp.	1,365,958	44,230
MarketAxess Holdings Inc.	389,439	43,458
Highwoods Properties Inc.	996,487	43,447
White Mountains Insurance Group Ltd.	59,351	43,137
* Howard Hughes Corp.	373,010	42,210
Bank of the Ozarks Inc.	848,235	41,954
Weingarten Realty Investors	1,199,953	41,494
Hospitality Properties Trust	1,584,987	41,447
Sun Communities Inc.	604,480	41,425
Endurance Specialty Holdings Ltd.	639,774	40,939
First American Financial Corp.	1,136,843	40,813
Sovran Self Storage Inc.	377,380	40,497
First Niagara Financial Group Inc.	3,726,192	40,429
Validus Holdings Ltd.	862,011	39,903
Eaton Vance Corp.	1,227,763	39,816
BankUnited Inc.	1,092,294	39,388
Brown & Brown Inc.	1,220,547	39,180
Assured Guaranty Ltd.	1,474,477	38,970
CNO Financial Group Inc.	1,989,085	37,972
Hanover Insurance Group Inc.	461,003	37,498
Commerce Bancshares Inc.	875,464	37,242
Umpqua Holdings Corp.	2,330,145	37,049
Senior Housing Properties Trust	2,480,258	36,807
Retail Properties of America Inc.	2,477,770	36,597
* Equity Commonwealth	1,318,112	36,551
EPR Properties	623,259	36,430
^ LPL Financial Holdings Inc.	851,735	36,327
First Horizon National Corp.	2,495,183	36,230
Healthcare Trust of America Inc. Class A	1,328,527	35,830
Webster Financial Corp.	958,618	35,651
Allied World Assurance Co. Holdings AG	948,876	35,289
Cullen/Frost Bankers Inc.	580,839	34,850
DCT Industrial Trust Inc.	921,274	34,428

13

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Gramercy Property Trust	4,441,480	34,288
* Western Alliance Bancorp	951,009	34,103
PrivateBancorp Inc.	823,371	33,775
Post Properties Inc.	569,478	33,690
NorthStar Realty Finance Corp.	1,970,933	33,565
Prosperity Bancshares Inc.	684,993	32,784
Corrections Corp. of America	1,236,555	32,756
Tanger Factory Outlet Centers Inc.	999,584	32,686
FirstMerit Corp.	1,752,042	32,676
^ Apple Hospitality REIT Inc.	1,629,862	32,548
Paramount Group Inc.	1,745,485	31,593
Symetra Financial Corp.	993,007	31,548
Outfront Media Inc.	1,437,564	31,382
* MGIC Investment Corp.	3,542,894	31,284
Two Harbors Investment Corp.	3,860,223	31,268
Popular Inc.	1,093,722	30,996
* Stifel Financial Corp.	725,694	30,740
Aspen Insurance Holdings Ltd.	633,204	30,584
Columbia Property Trust Inc.	1,298,537	30,490
Healthcare Realty Trust Inc.	1,059,519	30,006
LaSalle Hotel Properties	1,188,890	29,912
Piedmont Office Realty Trust Inc. Class A	1,565,286	29,553
Radian Group Inc.	2,199,864	29,456
New Residential Investment Corp.	2,416,376	29,383
Associated Banc-Corp	1,565,792	29,359
* SLM Corp.	4,500,307	29,342
Rayonier Inc.	1,313,895	29,168
RLJ Lodging Trust	1,343,115	29,052
Medical Properties Trust Inc.	2,481,448	28,561
Bank of Hawaii Corp.	451,624	28,407
Federated Investors Inc. Class B	984,866	28,216
Ryman Hospitality Properties Inc.	535,948	27,676
Sunstone Hotel Investors Inc.	2,195,489	27,422
ProAssurance Corp.	555,492	26,958
Chimera Investment Corp.	1,975,172	26,941
Care Capital Properties Inc.	874,250	26,726
Gaming and Leisure Properties Inc.	961,304	26,724
American Homes 4 Rent Class A	1,603,155	26,709
Interactive Brokers Group Inc.	607,278	26,477
AmTrust Financial Services Inc.	422,255	26,002
Blackstone Mortgage Trust Inc. Class A	969,873	25,954
First Industrial Realty Trust Inc.	1,168,028	25,848
MFA Financial Inc.	3,913,702	25,830
CyrusOne Inc.	688,511	25,785
Home BancShares Inc.	634,561	25,712
United Bankshares Inc.	686,376	25,389
TCF Financial Corp.	1,783,884	25,188
Brandywine Realty Trust	1,828,599	24,979
NorthStar Asset Management Group Inc.	2,049,918	24,886
Waddell & Reed Financial Inc. Class A	864,692	24,782
Cathay General Bancorp	785,493	24,610
FNB Corp.	1,838,912	24,531
RLI Corp.	396,976	24,513
Wintrust Financial Corp.	501,975	24,356
Acadia Realty Trust	732,773	24,291
Fulton Financial Corp.	1,865,934	24,276
Primerica Inc.	513,333	24,245
Erie Indemnity Co. Class A	251,418	24,046
* LendingClub Corp.	2,165,397	23,928
* Texas Capital Bancshares Inc.	483,142	23,877
Communications Sales & Leasing Inc.	1,277,079	23,869
First Citizens BancShares Inc. Class A	92,358	23,844
Washington Federal Inc.	981,260	23,383
MB Financial Inc.	719,795	23,300

14

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Kennedy-Wilson Holdings Inc.	964,570	23,227
	Colony Capital Inc. Class A	1,186,504	23,113
	Valley National Bancorp	2,331,700	22,967
*,^	Credit Acceptance Corp.	107,111	22,924
	Kite Realty Group Trust	883,299	22,904
	Urban Edge Properties	965,297	22,636
	GEO Group Inc.	779,108	22,524
	Evercore Partners Inc. Class A	410,340	22,187
	DuPont Fabros Technology Inc.	693,407	22,043
	Empire State Realty Trust Inc.	1,217,979	22,009
	Janus Capital Group Inc.	1,556,971	21,938
	Education Realty Trust Inc.	576,877	21,852
	Corporate Office Properties Trust	999,726	21,824
	BancorpSouth Inc.	907,223	21,764
	Mack-Cali Realty Corp.	931,807	21,758
	National Health Investors Inc.	356,022	21,671
	Hudson Pacific Properties Inc.	767,918	21,609
	Glacier Bancorp Inc.	805,399	21,367
	Pebblebrook Hotel Trust	759,281	21,275
	Equity One Inc.	771,880	20,957
	First Financial Bankshares Inc.	694,382	20,950
	Sterling Bancorp	1,285,521	20,851
	Hancock Holding Co.	823,223	20,721
	American Equity Investment Life Holding Co.	859,849	20,662
	UMB Financial Corp.	440,781	20,518
	WP Glimcher Inc.	1,933,697	20,517
	Cousins Properties Inc.	2,174,133	20,502
	DiamondRock Hospitality Co.	2,118,640	20,445
	Selective Insurance Group Inc.	604,321	20,293
	IBERIABANK Corp.	360,750	19,867
*	OneMain Holdings Inc. Class A	477,115	19,819
	CBL & Associates Properties Inc.	1,579,605	19,540
	New York REIT Inc.	1,694,725	19,489
	Columbia Banking System Inc.	597,543	19,426
*	Genworth Financial Inc. Class A	5,193,917	19,373
	Washington REIT	711,080	19,242
	EastGroup Properties Inc.	344,266	19,145
	Retail Opportunity Investments Corp.	1,063,314	19,033
	Kemper Corp.	504,676	18,799
	Pinnacle Financial Partners Inc.	364,486	18,720
	WisdomTree Investments Inc.	1,189,071	18,645
	Financial Engines Inc.	549,392	18,498
	National Penn Bancshares Inc.	1,482,824	18,283
	CVB Financial Corp.	1,080,516	18,282
	Xenia Hotels & Resorts Inc.	1,191,557	18,267
	South State Corp.	252,930	18,198
	CoreSite Realty Corp.	320,692	18,190
	QTS Realty Trust Inc. Class A	403,053	18,182
	Lexington Realty Trust	2,260,101	18,081
	Community Bank System Inc.	452,560	18,075
	BGC Partners Inc. Class A	1,842,095	18,071
	Mercury General Corp.	385,942	17,973
	PS Business Parks Inc.	204,891	17,914
*	Enstar Group Ltd.	119,099	17,870
*	PRA Group Inc.	510,561	17,711
	Argo Group International Holdings Ltd.	295,139	17,661
*	Santander Consumer USA Holdings Inc.	1,113,016	17,641
	Alexander & Baldwin Inc.	488,561	17,251
	Monogram Residential Trust Inc.	1,731,152	16,896
	Capitol Federal Financial Inc.	1,340,606	16,838
	LTC Properties Inc.	388,595	16,764
*	Eagle Bancorp Inc.	328,247	16,567
	Trustmark Corp.	713,889	16,448
	American Assets Trust Inc.	428,246	16,423

15

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	STORE Capital Corp.	706,049	16,380
	Old National Bancorp	1,188,578	16,117
	Invesco Mortgage Capital Inc.	1,300,332	16,111
	Pennsylvania REIT	733,509	16,042
	Morningstar Inc.	199,285	16,025
	Chesapeake Lodging Trust	633,491	15,939
*	Hilltop Holdings Inc.	826,089	15,877
	Great Western Bancorp Inc.	545,239	15,823
	First Midwest Bancorp Inc.	835,501	15,398
	International Bancshares Corp.	594,789	15,286
	Physicians Realty Trust	903,442	15,232
	Alexander's Inc.	39,427	15,144
	Simmons First National Corp. Class A	292,799	15,038
*	Essent Group Ltd.	681,994	14,929
	Astoria Financial Corp.	940,607	14,909
	Horace Mann Educators Corp.	440,717	14,623
	BBCN Bancorp Inc.	848,771	14,616
*,^	St. Joe Co.	789,139	14,607
	Ramco-Gershenson Properties Trust	858,670	14,263
	Northwest Bancshares Inc.	1,060,782	14,204
^	Global Net Lease Inc.	1,773,311	14,098
	Parkway Properties Inc.	892,173	13,945
	Artisan Partners Asset Management Inc. Class A	386,105	13,923
	Renasant Corp.	403,490	13,884
	Chemical Financial Corp.	404,603	13,866
	BOK Financial Corp.	231,284	13,828
	Sabra Health Care REIT Inc.	680,123	13,759
	National General Holdings Corp.	620,514	13,564
	Independent Bank Corp.	290,397	13,509
	EverBank Financial Corp.	844,391	13,493
	Hatteras Financial Corp.	1,023,613	13,461
	Potlatch Corp.	437,620	13,234
	TFS Financial Corp.	701,246	13,204
	STAG Industrial Inc.	705,064	13,008
	Westamerica Bancorporation	275,083	12,860
	Select Income REIT	646,616	12,816
	NBT Bancorp Inc.	454,410	12,669
	Park National Corp.	138,498	12,531
*,^	BofI Holding Inc.	594,015	12,504
	Talmer Bancorp Inc. Class A	688,044	12,460
	First Financial Bancorp	685,396	12,385
	Union Bankshares Corp.	488,794	12,337
	Provident Financial Services Inc.	599,259	12,075
	PennyMac Mortgage Investment Trust	788,167	12,027
	CYS Investments Inc.	1,676,861	11,956
	Redwood Trust Inc.	896,015	11,827
	Government Properties Income Trust	742,908	11,790
	United Community Banks Inc.	602,545	11,744
	Towne Bank	558,723	11,661
	S&T Bancorp Inc.	377,151	11,624
*	Beneficial Bancorp Inc.	872,381	11,620
	WesBanco Inc.	380,625	11,426
	LegacyTexas Financial Group Inc.	455,245	11,390
*	First Cash Financial Services Inc.	300,277	11,239
	Summit Hotel Properties Inc.	940,184	11,235
	HFF Inc. Class A	355,496	11,045
	First Merchants Corp.	428,376	10,889
	Hersha Hospitality Trust Class A	498,852	10,855
	Apollo Commercial Real Estate Finance Inc.	620,189	10,686
	CNA Financial Corp.	301,879	10,611
	Terreno Realty Corp.	465,787	10,536
	ServisFirst Bancshares Inc.	220,965	10,502
	AMERISAFE Inc.	204,834	10,426
	Infinity Property & Casualty Corp.	126,003	10,361

16

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Franklin Street Properties Corp.	997,517	10,324
Banner Corp.	224,462	10,294
Wilshire Bancorp Inc.	886,086	10,234
Boston Private Financial Holdings Inc.	899,412	10,199
United Fire Group Inc.	263,809	10,107
BNC Bancorp	395,790	10,045
* iStar Inc.	856,194	10,043
Inland Real Estate Corp.	944,992	10,036
Capital Bank Financial Corp.	310,073	9,916
FelCor Lodging Trust Inc.	1,351,274	9,864
ARMOUR Residential REIT Inc.	452,771	9,852
* Navigators Group Inc.	114,827	9,851
Employers Holdings Inc.	358,189	9,779
First Commonwealth Financial Corp.	1,070,343	9,708
* MBIA Inc.	1,486,061	9,630
American National Insurance Co.	94,042	9,618
* Four Corners Property Trust Inc.	397,933	9,614
Investors Real Estate Trust	1,380,102	9,592
Brookline Bancorp Inc.	822,021	9,453
Lakeland Financial Corp.	200,023	9,325
Rexford Industrial Realty Inc.	568,684	9,304
Starwood Waypoint Residential Trust	409,641	9,274
Hanmi Financial Corp.	389,857	9,247
Berkshire Hills Bancorp Inc.	317,516	9,243
Ameris Bancorp	268,898	9,140
Cash America International Inc.	304,389	9,116
WSFS Financial Corp.	281,342	9,104
State Bank Financial Corp.	429,809	9,039
Maiden Holdings Ltd.	601,708	8,971
City Holding Co.	196,013	8,946
Safety Insurance Group Inc.	158,356	8,928
Capstead Mortgage Corp.	1,014,015	8,863
Northfield Bancorp Inc.	550,902	8,770
New Senior Investment Group Inc.	887,323	8,749
Stewart Information Services Corp.	229,914	8,583
* PHH Corp.	529,238	8,574
Chatham Lodging Trust	416,953	8,539
National Bank Holdings Corp. Class A	395,563	8,453
Virtus Investment Partners Inc.	71,837	8,438
* Customers Bancorp Inc.	309,617	8,428
Sandy Spring Bancorp Inc.	311,603	8,401
Greenhill & Co. Inc.	290,676	8,316
First Potomac Realty Trust	727,896	8,298
FBL Financial Group Inc. Class A	130,237	8,288
* Third Point Reinsurance Ltd.	616,671	8,270
Universal Health Realty Income Trust	165,216	8,262
* Ocwen Financial Corp.	1,142,132	7,961
Cardinal Financial Corp.	349,632	7,954
Oritani Financial Corp.	481,684	7,948
* KCG Holdings Inc. Class A	644,892	7,939
Flushing Financial Corp.	361,248	7,817
Saul Centers Inc.	151,980	7,792
* Walker & Dunlop Inc.	269,679	7,769
* Green Dot Corp. Class A	469,173	7,704
American Capital Mortgage Investment Corp.	551,087	7,693
Community Trust Bancorp Inc.	219,157	7,662
Altisource Residential Corp.	615,576	7,639
^ Universal Insurance Holdings Inc.	324,764	7,528
NorthStar Realty Europe Corp.	630,972	7,452
* Encore Capital Group Inc.	256,066	7,446
CenterState Banks Inc.	475,114	7,436
^ Seritage Growth Properties Class A	183,344	7,374
Tompkins Financial Corp.	130,499	7,329
Southside Bancshares Inc.	303,353	7,287

17

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Nelnet Inc. Class A	215,940	7,249
	United Financial Bancorp Inc.	560,706	7,222
*	LendingTree Inc.	80,349	7,174
	Central Pacific Financial Corp.	318,863	7,021
	TrustCo Bank Corp. NY	1,141,320	7,008
	Monmouth Real Estate Investment Corp.	666,315	6,970
*	Piper Jaffray Cos.	172,340	6,963
	Washington Trust Bancorp Inc.	173,625	6,862
	TriCo Bancshares	249,352	6,842
	National Western Life Group Inc. Class A	27,006	6,804
	Yadkin Financial Corp.	265,826	6,691
	Tier REIT Inc.	447,253	6,597
	Agree Realty Corp.	193,804	6,587
	Heritage Financial Corp.	349,278	6,580
	Stock Yards Bancorp Inc.	173,469	6,555
	Cohen & Steers Inc.	210,348	6,411
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	337,329	6,382
	First Interstate BancSystem Inc. Class A	218,189	6,343
	Getty Realty Corp.	369,166	6,331
	Investment Technology Group Inc.	370,576	6,307
	American Residential Properties Inc.	333,235	6,298
	Urstadt Biddle Properties Inc. Class A	326,977	6,291
	Dime Community Bancshares Inc.	359,052	6,280
	Great Southern Bancorp Inc.	138,487	6,268
	Silver Bay Realty Trust Corp.	399,834	6,261
	Anworth Mortgage Asset Corp.	1,409,610	6,132
	BancFirst Corp.	104,577	6,130
	Meridian Bancorp Inc.	433,142	6,107
*	Greenlight Capital Re Ltd. Class A	323,261	6,048
	Cedar Realty Trust Inc.	848,698	6,009
*	First NBC Bank Holding Co.	159,930	5,980
	MainSource Financial Group Inc.	259,393	5,935
	Rouse Properties Inc.	407,232	5,929
	Ashford Hospitality Trust Inc.	925,187	5,838
*,^	Walter Investment Management Corp.	410,430	5,836
*	INTL. FCStone Inc.	174,406	5,836
	Metro Bancorp Inc.	183,399	5,755
	German American Bancorp Inc.	171,904	5,728
	CoBiz Financial Inc.	417,827	5,607
	First Busey Corp.	269,449	5,559
^	New York Mortgage Trust Inc.	1,041,480	5,551
*,^	Nationstar Mortgage Holdings Inc.	413,393	5,527
	Preferred Bank	164,507	5,432
	1st Source Corp.	175,527	5,419
	Southwest Bancorp Inc.	306,768	5,362
	Heritage Insurance Holdings Inc.	242,173	5,284
	Suffolk Bancorp	183,176	5,193
	Bank Mutual Corp.	662,943	5,171
	First Financial Corp.	151,621	5,151
	Diamond Hill Investment Group Inc.	27,163	5,134
	RE/MAX Holdings Inc. Class A	136,507	5,092
	Fidelity Southern Corp.	227,607	5,078
*	Campus Crest Communities Inc.	746,453	5,076
	Univest Corp. of Pennsylvania	240,881	5,025
	Heartland Financial USA Inc.	158,905	4,983
*	Ambac Financial Group Inc.	352,585	4,968
	First Bancorp	264,308	4,953
*	Flagstar Bancorp Inc.	214,277	4,952
*	HomeStreet Inc.	226,941	4,927
	Financial Institutions Inc.	171,438	4,800
	Resource Capital Corp.	375,439	4,791
	Apollo Residential Mortgage Inc.	398,060	4,757
	Opus Bank	128,656	4,756
	Enterprise Financial Services Corp.	165,880	4,703

18

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	HomeTrust Bancshares Inc.	231,695	4,692
	Ladder Capital Corp.	376,169	4,672
	CareTrust REIT Inc.	425,009	4,654
	NewBridge Bancorp	372,681	4,539
	Mercantile Bank Corp.	183,350	4,499
	Bryn Mawr Bank Corp.	155,526	4,467
	Arrow Financial Corp.	164,123	4,459
	ConnectOne Bancorp Inc.	238,297	4,454
*	Forestar Group Inc.	406,534	4,447
*	Seacoast Banking Corp. of Florida	296,855	4,447
	Virtu Financial Inc. Class A	196,391	4,446
	Heritage Commerce Corp.	371,678	4,445
*	Pacific Premier Bancorp Inc.	208,286	4,426
	InfraREIT Inc.	239,159	4,424
	AG Mortgage Investment Trust Inc.	339,600	4,360
*	Ladenburg Thalmann Financial Services Inc.	1,563,006	4,314
	Park Sterling Corp.	587,697	4,302
	OceanFirst Financial Corp.	213,563	4,278
	Guaranty Bancorp	257,616	4,261
	Kearny Financial Corp.	336,118	4,259
*	Altisource Portfolio Solutions SA	151,402	4,211
	Republic Bancorp Inc. Class A	159,303	4,207
	West Bancorporation Inc.	212,220	4,191
^	Western Asset Mortgage Capital Corp.	407,602	4,166
*	Marcus & Millichap Inc.	142,477	4,152
	Moelis & Co. Class A	141,798	4,138
*	Safeguard Scientifics Inc.	284,224	4,124
	Federated National Holding Co.	138,521	4,095
	Banc of California Inc.	279,259	4,083
	Ashford Hospitality Prime Inc.	279,756	4,056
	Independent Bank Corp.	264,059	4,022
*	Cowen Group Inc. Class A	1,046,365	4,008
*	World Acceptance Corp.	105,800	3,925
	Lakeland Bancorp Inc.	332,315	3,918
*	First BanCorp	1,193,629	3,879
	OFG Bancorp	526,096	3,851
	CatchMark Timber Trust Inc. Class A	338,036	3,823
	State Auto Financial Corp.	185,028	3,810
*,^	Citizens Inc.Class A	511,212	3,798
	First Connecticut Bancorp Inc.	216,308	3,766
	National Interstate Corp.	139,048	3,713
	Camden National Corp.	83,425	3,678
	Waterstone Financial Inc.	260,103	3,667
*,^	On Deck Capital Inc.	351,686	3,622
	James River Group Holdings Ltd.	107,287	3,598
*	Tejon Ranch Co.	184,667	3,536
	Westwood Holdings Group Inc.	66,417	3,460
^	United Development Funding IV	314,297	3,457
	Federal Agricultural Mortgage Corp.	109,325	3,451
	One Liberty Properties Inc.	160,611	3,447
	Blue Hills Bancorp Inc.	224,138	3,432
	Ares Commercial Real Estate Corp.	293,131	3,353
	Dynex Capital Inc.	524,348	3,330
*	Global Indemnity plc	114,110	3,311
	Territorial Bancorp Inc.	119,189	3,306
	Whitestone REIT	264,474	3,176
	Westfield Financial Inc.	377,754	3,173
	Newcastle Investment Corp.	776,490	3,168
	OneBeacon Insurance Group Ltd. Class A	255,223	3,167
*	Sun Bancorp Inc.	153,147	3,161
	Peoples Bancorp Inc.	167,597	3,158
	First Financial Northwest Inc.	225,749	3,151
	Baldwin & Lyons Inc.	130,817	3,144
	United Community Financial Corp.	529,932	3,127

19

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
HCI Group Inc.	89,455	3,118
* PJT Partners Inc.	109,622	3,101
First Community Bancshares Inc.	164,091	3,057
* NMI Holdings Inc. Class A	444,778	3,011
* EZCORP Inc. Class A	600,788	2,998
Gladstone Commercial Corp.	205,320	2,996
* CommunityOne Bancorp	220,764	2,974
* FCB Financial Holdings Inc. Class A	82,563	2,955
Consolidated-Tomoka Land Co.	56,039	2,954
United Insurance Holdings Corp.	172,395	2,948
Capital City Bank Group Inc.	190,415	2,923
Citizens & Northern Corp.	139,094	2,921
First of Long Island Corp.	96,390	2,892
Fidelity & Guaranty Life	113,244	2,873
* NewStar Financial Inc.	319,335	2,868
* BSB Bancorp Inc.	122,361	2,862
* Phoenix Cos. Inc.	77,220	2,860
* Bancorp Inc.	448,411	2,856
Easterly Government Properties Inc.	163,408	2,807
Heritage Oaks Bancorp	344,726	2,761
* MBT Financial Corp.	402,025	2,746
* PICO Holdings Inc.	265,256	2,737
Arlington Asset Investment Corp. Class A	205,662	2,721
National Storage Affiliates Trust	158,614	2,717
Macatawa Bank Corp.	447,963	2,710
Arbor Realty Trust Inc.	378,329	2,705
Meta Financial Group Inc.	58,517	2,688
Oppenheimer Holdings Inc. Class A	153,705	2,671
* Southcoast Financial Corp.	168,773	2,624
BankFinancial Corp.	206,881	2,613
* PennyMac Financial Services Inc. Class A	167,416	2,572
Preferred Apartment Communities Inc. Class A	195,879	2,562
EMC Insurance Group Inc.	100,682	2,547
Orrstown Financial Services Inc.	140,951	2,534
First Defiance Financial Corp.	67,055	2,533
Unity Bancorp Inc.	192,148	2,402
Riverview Bancorp Inc.	508,753	2,386
National Bankshares Inc.	67,122	2,386
Independent Bank Group Inc.	73,824	2,362
Clifton Bancorp Inc.	161,659	2,318
RAIT Financial Trust	852,075	2,301
Northrim BanCorp Inc.	85,450	2,273
Calamos Asset Management Inc. Class A	231,331	2,239
Stonegate Bank	67,736	2,226
First Bancorp Inc.	107,726	2,205
* Pacific Mercantile Bancorp	307,910	2,189
* Hampton Roads Bankshares Inc.	1,155,288	2,126
UMH Properties Inc.	209,404	2,119
Pulaski Financial Corp.	131,414	2,097
GAMCO Investors Inc. Class A	67,338	2,090
CIM Commercial Trust Corp.	130,978	2,079
* eHealth Inc.	206,361	2,060
* Associated Capital Group Inc. Class A	67,338	2,054
MutualFirst Financial Inc.	81,702	2,036
* Cascade Bancorp	333,300	2,023
Bridge Bancorp Inc.	66,002	2,008
Cape Bancorp Inc.	160,623	1,997
* Anchor BanCorp Wisconsin Inc.	45,282	1,971
* TriState Capital Holdings Inc.	140,010	1,959
^ Orchid Island Capital Inc.	196,800	1,954
CNB Financial Corp.	106,341	1,917
* Enova International Inc.	289,680	1,915
Armada Hoffler Properties Inc.	181,642	1,904
Century Bancorp Inc. Class A	43,607	1,895

20

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	American National Bankshares Inc.	73,944	1,894
	GAIN Capital Holdings Inc.	232,052	1,882
	Pzena Investment Management Inc. Class A	213,946	1,840
*	Farmers Capital Bank Corp.	67,548	1,831
	Marlin Business Services Corp.	112,199	1,802
	Provident Financial Holdings Inc.	94,700	1,789
	Pacific Continental Corp.	117,084	1,742
	Peapack Gladstone Financial Corp.	84,029	1,733
*	CorEnergy Infrastructure Trust Inc.	116,541	1,729
	Timberland Bancorp Inc.	139,099	1,726
	State National Cos. Inc.	175,936	1,726
*	Republic First Bancorp Inc.	395,623	1,713
	Penns Woods Bancorp Inc.	39,805	1,690
	Donegal Group Inc. Class A	119,962	1,689
	Bank of Marin Bancorp	31,494	1,682
*	Security National Financial Corp. Class A	256,689	1,681
	Merchants Bancshares Inc.	53,350	1,680
	Fox Chase Bancorp Inc.	82,425	1,672
	First South Bancorp Inc.	192,447	1,647
	Bluerock Residential Growth REIT Inc. Class A	138,482	1,641
*	Regional Management Corp.	105,284	1,629
*	Kansas City Life Insurance Co.	42,020	1,609
*	Carolina Bank Holdings Inc.	86,992	1,604
	ESSA Bancorp Inc.	112,996	1,546
*	First United Corp.	133,225	1,545
	FBR & Co.	77,640	1,545
	NexPoint Residential Trust Inc.	116,168	1,521
*	FRP Holdings Inc.	44,602	1,514
*	AV Homes Inc.	117,329	1,503
	Peoples Financial Services Corp.	38,587	1,469
	Independence Realty Trust Inc.	191,809	1,441
*	First Foundation Inc.	59,714	1,409
	Old Line Bancshares Inc.	79,406	1,395
	Peoples Bancorp of North Carolina Inc.	68,581	1,324
	Bank of Commerce Holdings	195,679	1,307
*	Atlas Financial Holdings Inc.	65,582	1,305
*,^	Impac Mortgage Holdings Inc.	71,577	1,288
*	Community Bankers Trust Corp.	239,842	1,288
	Crawford & Co. Class B	240,263	1,276
	Charter Financial Corp.	94,140	1,244
	Manning & Napier Inc.	145,820	1,238
	AmeriServ Financial Inc.	386,789	1,238
*	Asta Funding Inc.	155,568	1,237
*	Old Second Bancorp Inc.	153,742	1,205
	Sierra Bancorp	68,057	1,201
*	WMIH Corp.	448,200	1,161
*	Hallmark Financial Services Inc.	94,961	1,110
*	CU Bancorp	43,652	1,107
	JAVELIN Mortgage Investment Corp.	174,246	1,093
	Houlihan Lokey Inc.	41,378	1,085
*	United Security Bancshares	201,047	1,074
	Chicopee Bancorp Inc.	61,771	1,071
	Donegal Group Inc. Class B	63,194	1,070
*	RMR Group Inc. Class A	72,737	1,048
*	Emergent Capital Inc.	283,877	1,048
*	Nicholas Financial Inc.	88,616	1,032
*	Triumph Bancorp Inc.	61,851	1,021
	Ames National Corp.	42,001	1,020
	Horizon Bancorp	36,141	1,011
*	Consumer Portfolio Services Inc.	190,034	986
	Lake Sunapee Bank Group	68,130	956
	QCR Holdings Inc.	38,688	940
	Home Bancorp Inc.	35,826	931
	Live Oak Bancshares Inc.	64,700	919

21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
^	FXCM Inc. Class A	54,100	905
	Hawthorn Bancshares Inc.	57,262	900
	Bar Harbor Bankshares	25,700	885
	Investors Title Co.	9,138	885
	Ocean Shore Holding Co.	51,011	875
	Summit Financial Group Inc.	72,410	861
	Ohio Valley Banc Corp.	34,686	859
*	Atlantic Coast Financial Corp.	144,964	850
	Independence Holding Co.	56,687	785
	Citizens Community Bancorp Inc.	83,110	785
*	American River Bankshares	73,581	779
*	Colony Bankcorp Inc.	80,138	778
*	ASB Bancorp Inc.	29,456	757
	C&F Financial Corp.	19,025	742
	MidWestOne Financial Group Inc.	23,969	729
	Shore Bancshares Inc.	65,724	715
	Middleburg Financial Corp.	37,520	693
	Urstadt Biddle Properties Inc.	38,700	689
	Oak Valley Bancorp	66,347	686
*	BBX Capital Corp.	40,627	636
	BCB Bancorp Inc.	59,678	621
	Prudential Bancorp Inc.	40,939	621
	First Business Financial Services Inc.	24,349	609
*	Ashford Inc.	11,328	603
*	1st Constitution Bancorp	45,232	582
*	Stratus Properties Inc.	27,859	580
	HF Financial Corp.	30,556	577
*	Maui Land & Pineapple Co. Inc.	105,022	573
*,^	Patriot National Inc.	85,097	571
	Monarch Financial Holdings Inc.	31,076	559
*	HMN Financial Inc.	47,639	554
	Guaranty Federal Bancshares Inc.	36,149	551
	Ellington Residential Mortgage REIT	43,989	543
	Sotherly Hotels Inc.	87,539	539
	Parke Bancorp Inc.	43,170	539
	Citizens Holding Co.	22,634	539
	Southern National Bancorp of Virginia Inc.	40,333	527
*	Green Bancorp Inc.	50,218	526
*	Bear State Financial Inc.	48,278	523
	Eastern Virginia Bankshares Inc.	71,622	514
	Farmland Partners Inc.	46,558	511
	Cherry Hill Mortgage Investment Corp.	38,491	500
*	Stonegate Mortgage Corp.	91,569	499
	MidSouth Bancorp Inc.	54,604	496
	Five Oaks Investment Corp.	88,512	483
	Norwood Financial Corp.	16,771	482
	ZAIS Financial Corp.	31,668	478
	City Office REIT Inc.	38,325	467
	Tiptree Financial Inc. Class A	73,570	452
	Central Valley Community Bancorp	34,793	430
*	Franklin Financial Network Inc.	12,228	384
*	C1 Financial Inc.	15,690	380
	Premier Financial Bancorp Inc.	23,038	379
	Access National Corp.	18,439	377
	Civista Bancshares Inc.	29,098	373
*	First Acceptance Corp.	155,452	370
	First Savings Financial Group Inc.	9,746	355
*,^	Health Insurance Innovations Inc. Class A	52,958	355
	SB Financial Group Inc.	31,319	349
	Federal Agricultural Mortgage Corp. Class A	12,788	339
	Resource America Inc. Class A	51,757	317
	Enterprise Bancorp Inc.	13,707	313
	First Bancshares Inc.	16,769	308
*	First Marblehead Corp.	72,565	306

22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Xenith Bankshares Inc.	40,283	300
*	Atlanticus Holdings Corp.	92,614	296
*	Anchor Bancorp Inc.	11,400	294
	Codorus Valley Bancorp Inc.	14,338	292
	Cheviot Financial Corp.	18,999	291
	Gladstone Land Corp.	32,643	282
*	BRT Realty Trust	44,049	279
	Owens Realty Mortgage Inc.	20,468	275
	First Internet Bancorp	9,481	272
*	ZAIS Group Holdings Inc.	29,300	271
	Two River Bancorp	26,479	263
	Blue Capital Reinsurance Holdings Ltd.	15,088	259
	Silvercrest Asset Management Group Inc. Class A	21,464	255
	SI Financial Group Inc.	18,630	254
	Farmers National Banc Corp.	28,837	248
	US Global Investors Inc. Class A	210,856	247
*	Southern First Bancshares Inc.	10,909	247
	Union Bankshares Inc.	8,739	244
	Jernigan Capital Inc.	16,082	240
	Hingham Institution for Savings	1,971	236
	Georgetown Bancorp Inc.	12,400	234
	QC Holdings Inc.	158,879	232
	Old Point Financial Corp.	12,862	221
	United Bancshares Inc.	11,489	209
*	JG Wentworth Co. Class A	115,081	207
	First Clover Leaf Financial Corp.	21,799	203
*	Select Bancorp Inc.	23,684	192
	CB Financial Services Inc.	8,114	186
*	Royal Bancshares of Pennsylvania Inc.	88,717	185
*	First Northwest Bancorp	12,610	178
*	InterGroup Corp.	6,400	163
	Wolverine Bancorp Inc.	5,954	159
*	Central Federal Corp.	119,516	158
	IF Bancorp Inc.	7,557	140
	FS Bancorp Inc.	5,340	138
	LaPorte Bancorp Inc.	8,278	126
*	Jacksonville Bancorp Inc.	6,686	125
*,^	RCS Capital Corp. Class A	397,474	121
*	Veritex Holdings Inc.	7,237	117
	Glen Burnie Bancorp	9,147	114
	Greene County Bancorp Inc.	3,483	111
	Your Community Bankshares Inc.	3,511	111
	Sussex Bancorp	8,387	110
*	Severn Bancorp Inc.	19,055	110
*	Naugatuck Valley Financial Corp.	10,037	110
*	Malvern Bancorp Inc.	6,171	108
	Southwest Georgia Financial Corp.	6,935	108
	Manhattan Bridge Capital Inc.	24,275	107
	United Community Bancorp	7,174	107
*	Magyar Bancorp Inc.	10,365	103
*	Hamilton Bancorp Inc.	7,058	101
	Bank of South Carolina Corp.	5,642	92
	United Bancorp Inc.	9,360	90
*	Entegra Financial Corp.	3,814	73
	Kentucky First Federal Bancorp	7,514	72
	Eagle Bancorp Montana Inc.	5,462	68
	Southern Missouri Bancorp Inc.	2,800	67
*	National Commerce Corp.	2,367	59
	Great Ajax Corp.	4,800	58
	MSB Financial Corp.	4,500	57
*	Peoples Financial Corp.	6,186	56
*	1st Century Bancshares Inc.	8,013	56
*	Porter Bancorp Inc.	36,051	51
	River Valley Bancorp	1,419	50

23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Oconee Federal Financial Corp.	2,383	48
	First Capital Bancorp Inc.	8,327	46
	People's Utah Bancorp	2,672	46
	A-Mark Precious Metals Inc.	2,370	46
	Salisbury Bancorp Inc.	1,341	45
*	1347 Property Insurance Holdings Inc.	5,528	42
*	American Farmland Co.	5,790	41
*	Condor Hospitality Trust Inc.	31,965	40
	LCNB Corp.	2,393	39
	Carolina Financial Corp.	2,000	36
	Kingstone Cos. Inc.	3,909	35
	Ameriana Bancorp	1,501	34
*	Avenue Financial Holdings Inc.	2,300	34
	Community West Bancshares	4,500	32
	ACNB Corp.	1,444	31
	Chemung Financial Corp.	1,110	31
	Fauquier Bankshares Inc.	1,931	30
	Mackinac Financial Corp.	2,400	28
*	Atlantic Capital Bancshares Inc.	1,857	28
	Bankwell Financial Group Inc.	1,389	28
	Griffin Industrial Realty Inc.	966	25
*	Patriot National Bancorp Inc.	1,479	23
	Mid Penn Bancorp Inc.	1,384	22
	Baylake Corp.	1,055	15
	Northeast Bancorp	1,300	14
	First Capital Inc.	511	13
*	Village Bank and Trust Financial Corp.	600	11
	Landmark Bancorp Inc.	420	11
	Auburn National Bancorporation Inc.	359	11
	Fifth Street Asset Management Inc.	3,100	10
	Elmira Savings Bank	431	8
	Value Line Inc.	586	8
*,^	Polonia Bancorp Inc.	630	7
	WashingtonFirst Bankshares Inc.	305	7
*	Conifer Holdings Inc.	700	7
	Summit State Bank	400	5
*	Provident Bancorp Inc.	410	5
	Atlantic American Corp.	1,084	5
*	Transcontinental Realty Investors Inc.	400	4
	Wheeler REIT Inc.	2,100	4
	CKX Lands Inc.	399	4
	Medley Management Inc. Class A	600	3
	Bancorp of New Jersey Inc.	300	3
	California First National Bancorp	223	3
	Lake Shore Bancorp Inc.	200	3
*	Broadway Financial Corp.	1,800	2
	Stewardship Financial Corp.	400	2
*	Siebert Financial Corp.	1,836	2
*	Allegiance Bancshares Inc.	100	2
	Investar Holding Corp.	100	2
	United Security Bancshares Inc.	192	2
*	Power REIT	200	1
	Institutional Financial Markets Inc.	649	1
*	American Realty Investors Inc.	37	—
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	—
			11,076,081
Health Care (13.5%)
*	Incyte Corp.	1,767,077	191,640
*	BioMarin Pharmaceutical Inc.	1,688,086	176,844
*	Alkermes plc	1,572,046	124,789
*	Hologic Inc.	2,567,332	99,330
*	Mettler-Toledo International Inc.	285,485	96,817
*	Jazz Pharmaceuticals plc	643,232	90,413
*	Medivation Inc.	1,711,997	82,758

24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Centene Corp.	1,244,554	81,904
	ResMed Inc.	1,454,877	78,112
*	Ionis Pharmaceuticals Inc.	1,256,220	77,798
*	United Therapeutics Corp.	477,646	74,804
*	Alnylam Pharmaceuticals Inc.	771,766	72,654
*	MEDNAX Inc.	983,196	70,456
*	IDEXX Laboratories Inc.	956,773	69,768
*	DexCom Inc.	850,674	69,670
*	Quintiles Transnational Holdings Inc.	1,000,902	68,722
	Cooper Cos. Inc.	506,566	67,981
*	STERIS plc	898,167	67,668
*	athenahealth Inc.	405,893	65,337
*	Sirona Dental Systems Inc.	585,053	64,104
*	Dyax Corp.	1,538,864	57,892
	Teleflex Inc.	435,182	57,205
*	Health Net Inc.	809,238	55,400
*	Anacor Pharmaceuticals Inc.	462,447	52,243
*	Envision Healthcare Holdings Inc.	1,954,760	50,765
*	Seattle Genetics Inc.	1,123,212	50,410
*	Align Technology Inc.	756,263	49,800
*	Neurocrine Biosciences Inc.	832,259	47,081
*	VCA Inc.	842,802	46,354
	West Pharmaceutical Services Inc.	753,721	45,389
*	Amsurg Corp.	563,070	42,793
*	Ultragenyx Pharmaceutical Inc.	370,360	41,547
*	IMS Health Holdings Inc.	1,543,022	39,301
*	Charles River Laboratories International Inc.	486,478	39,108
*	PAREXEL International Corp.	551,198	37,548
*	ABIOMED Inc.	408,201	36,852
*	WellCare Health Plans Inc.	460,318	36,001
*	Brookdale Senior Living Inc.	1,926,056	35,555
*	Acadia Healthcare Co. Inc.	568,801	35,527
*	Alere Inc.	899,371	35,156
	Bio-Techne Corp.	387,664	34,890
*,^	OPKO Health Inc.	3,343,151	33,599
*	Team Health Holdings Inc.	760,085	33,360
*	LifePoint Health Inc.	454,036	33,326
	HealthSouth Corp.	953,586	33,194
*	Horizon Pharma plc	1,513,826	32,805
*	Community Health Systems Inc.	1,233,493	32,725
*,^	Juno Therapeutics Inc.	734,942	32,315
*,^	Myriad Genetics Inc.	737,405	31,826
*	Akorn Inc.	837,556	31,249
*	Allscripts Healthcare Solutions Inc.	1,971,609	30,323
*	Impax Laboratories Inc.	704,467	30,123
*	Bio-Rad Laboratories Inc. Class A	216,750	30,055
*	Portola Pharmaceuticals Inc.	583,744	30,034
*	ACADIA Pharmaceuticals Inc.	839,503	29,928
*	Pacira Pharmaceuticals Inc.	386,691	29,694
*	Medidata Solutions Inc.	584,950	28,832
	Hill-Rom Holdings Inc.	591,094	28,408
*	Prestige Brands Holdings Inc.	550,886	28,360
*	Bruker Corp.	1,162,180	28,206
*	NuVasive Inc.	511,282	27,665
*	Cepheid	754,337	27,556
*,^	Kite Pharma Inc.	438,853	27,042
*	Medicines Co.	723,999	27,034
*,^	Intercept Pharmaceuticals Inc.	180,286	26,926
	Chemed Corp.	176,455	26,433
*	LivaNova plc	443,039	26,303
*	Catalent Inc.	1,027,647	25,722
*	Molina Healthcare Inc.	425,460	25,583
*	Bluebird Bio Inc.	382,382	24,557
	Owens & Minor Inc.	667,392	24,013

25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Novavax Inc.	2,834,835	23,784
	Cantel Medical Corp.	380,252	23,629
*	Nektar Therapeutics	1,400,482	23,598
*	Ophthotech Corp.	292,085	22,937
*	Veeva Systems Inc. Class A	788,154	22,738
*	Prothena Corp. plc	332,225	22,628
*	Wright Medical Group NV	934,305	22,592
*	Insulet Corp.	592,411	22,399
*	Neogen Corp.	394,791	22,314
*	Radius Health Inc.	360,008	22,155
*	Globus Medical Inc.	745,397	20,737
*	Ligand Pharmaceuticals Inc.	189,078	20,500
*	Integra LifeSciences Holdings Corp.	299,061	20,270
*	Halozyme Therapeutics Inc.	1,157,648	20,062
*	Masimo Corp.	482,474	20,028
*	MedAssets Inc.	633,355	19,596
*	Acorda Therapeutics Inc.	452,275	19,348
*	Puma Biotechnology Inc.	228,905	17,946
*,^	Agios Pharmaceuticals Inc.	274,969	17,851
*	Haemonetics Corp.	527,704	17,013
*	Natus Medical Inc.	351,637	16,896
*	ICU Medical Inc.	149,444	16,854
*	VWR Corp.	594,543	16,832
*,^	Sarepta Therapeutics Inc.	433,361	16,719
*	Intra-Cellular Therapies Inc. Class A	309,547	16,651
*	Magellan Health Inc.	266,740	16,447
*	Halyard Health Inc.	491,181	16,410
*	Celldex Therapeutics Inc.	1,043,706	16,365
*	INC Research Holdings Inc. Class A	335,012	16,251
*	TESARO Inc.	309,329	16,184
*	Premier Inc. Class A	452,774	15,969
*	Air Methods Corp.	379,553	15,915
*	FibroGen Inc.	521,480	15,890
*,^	Intrexon Corp.	520,928	15,706
*	AMN Healthcare Services Inc.	502,619	15,606
*	Cambrex Corp.	326,326	15,367
*	TherapeuticsMD Inc.	1,475,678	15,303
*	Ironwood Pharmaceuticals Inc. Class A	1,317,578	15,271
*	Acceleron Pharma Inc.	312,069	15,216
*	NxStage Medical Inc.	627,115	13,740
*	Greatbatch Inc.	260,962	13,701
*	Achillion Pharmaceuticals Inc.	1,217,467	13,136
	Select Medical Holdings Corp.	1,080,056	12,863
*	Emergent BioSolutions Inc.	321,044	12,845
*	Amicus Therapeutics Inc.	1,307,134	12,679
	Abaxis Inc.	227,307	12,656
*	Diplomat Pharmacy Inc.	364,505	12,473
*	ARIAD Pharmaceuticals Inc.	1,990,739	12,442
*	ImmunoGen Inc.	914,211	12,406
*,^	Exelixis Inc.	2,172,686	12,254
*	Clovis Oncology Inc.	346,783	12,137
*	Omnicell Inc.	382,984	11,903
*	Insmed Inc.	653,355	11,858
	CONMED Corp.	267,652	11,790
*,^	Lannett Co. Inc.	287,516	11,535
*	HMS Holdings Corp.	934,633	11,533
*	Depomed Inc.	634,267	11,499
*	Amedisys Inc.	292,446	11,499
*,^	ZIOPHARM Oncology Inc.	1,364,076	11,335
*,^	Cempra Inc.	362,532	11,286
*	PharMerica Corp.	321,862	11,265
*	Surgical Care Affiliates Inc.	282,954	11,264
	Ensign Group Inc.	490,814	11,107
*	Five Prime Therapeutics Inc.	266,155	11,045

26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Analogic Corp.	132,098	10,911
*	ExamWorks Group Inc.	408,779	10,874
*	AMAG Pharmaceuticals Inc.	357,766	10,801
*	Cynosure Inc. Class A	235,953	10,540
	Kindred Healthcare Inc.	883,989	10,528
*	PTC Therapeutics Inc.	322,567	10,451
*	Dynavax Technologies Corp.	431,185	10,417
*,^	MiMedx Group Inc.	1,058,055	9,914
*	MacroGenics Inc.	318,001	9,848
*	Repligen Corp.	347,242	9,823
*	Momenta Pharmaceuticals Inc.	643,949	9,556
	Meridian Bioscience Inc.	463,649	9,514
*	Zeltiq Aesthetics Inc.	331,444	9,456
*	PRA Health Sciences Inc.	208,233	9,427
*	Affymetrix Inc.	934,018	9,424
*	Exact Sciences Corp.	1,014,927	9,368
*	Nevro Corp.	138,469	9,348
^	Theravance Inc.	873,035	9,202
*	HealthEquity Inc.	365,012	9,151
*	Merrimack Pharmaceuticals Inc.	1,135,747	8,972
*	Alder Biopharmaceuticals Inc.	270,039	8,919
*	HeartWare International Inc.	176,961	8,919
*	Eagle Pharmaceuticals Inc.	100,152	8,880
*	Orthofix International NV	223,501	8,763
*	Merit Medical Systems Inc.	470,979	8,756
	US Physical Therapy Inc.	161,108	8,648
*	Luminex Corp.	400,127	8,559
*,^	Heron Therapeutics Inc.	318,144	8,494
*,^	Geron Corp.	1,725,067	8,349
*,^	Pacific Biosciences of California Inc.	634,234	8,328
*,^	Relypsa Inc.	288,518	8,177
	Quality Systems Inc.	498,540	8,036
	Aceto Corp.	296,188	7,991
*	BioCryst Pharmaceuticals Inc.	768,280	7,929
*,^	NewLink Genetics Corp.	215,331	7,836
*	LHC Group Inc.	170,144	7,706
*	Genomic Health Inc.	216,657	7,626
	National HealthCare Corp.	122,665	7,568
*	Endologix Inc.	716,844	7,097
*	Quidel Corp.	331,719	7,032
*,^	Lexicon Pharmaceuticals Inc.	522,746	6,958
*	Spectranetics Corp.	450,880	6,790
*,^	Insys Therapeutics Inc.	234,555	6,715
*	Sangamo BioSciences Inc.	733,831	6,700
*	CorVel Corp.	150,685	6,618
*	Revance Therapeutics Inc.	192,830	6,587
*	Capital Senior Living Corp.	314,812	6,567
*	AtriCure Inc.	288,729	6,479
*,^	Cerus Corp.	1,017,278	6,429
*	Sage Therapeutics Inc.	110,206	6,425
*	Aerie Pharmaceuticals Inc.	263,294	6,411
	Computer Programs & Systems Inc.	127,106	6,324
*	LDR Holding Corp.	250,120	6,281
*	Hanger Inc.	381,513	6,276
	Invacare Corp.	358,712	6,238
*	Vascular Solutions Inc.	180,688	6,214
*	Retrophin Inc.	321,669	6,205
*	Dermira Inc.	177,817	6,154
*	Providence Service Corp.	129,265	6,065
*	Inogen Inc.	149,900	6,010
	Atrion Corp.	15,739	6,000
*,^	Spark Therapeutics Inc.	131,338	5,951
*	Triple-S Management Corp. Class B	248,629	5,945
*,^	Omeros Corp.	372,229	5,855

27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Accuray Inc.	865,643	5,843
*	Anika Therapeutics Inc.	152,237	5,809
*	Array BioPharma Inc.	1,368,457	5,775
*	HealthStream Inc.	260,932	5,741
*,^	Synergy Pharmaceuticals Inc.	1,010,636	5,730
*,^	Keryx Biopharmaceuticals Inc.	1,094,765	5,529
*,^	Accelerate Diagnostics Inc.	254,286	5,465
*	Cross Country Healthcare Inc.	330,529	5,417
*,^	Albany Molecular Research Inc.	264,182	5,244
*	K2M Group Holdings Inc.	261,850	5,169
*	Xencor Inc.	350,006	5,117
*	Otonomy Inc.	184,036	5,107
*	Healthways Inc.	389,360	5,011
*	Mirati Therapeutics Inc.	155,395	4,910
*	Arena Pharmaceuticals Inc.	2,581,636	4,905
*,^	Rockwell Medical Inc.	476,715	4,882
*	SciClone Pharmaceuticals Inc.	525,769	4,837
*,^	Adeptus Health Inc. Class A	87,241	4,756
*	Amphastar Pharmaceuticals Inc.	333,453	4,745
*	Supernus Pharmaceuticals Inc.	350,888	4,716
*	Cardiovascular Systems Inc.	311,560	4,711
	Phibro Animal Health Corp. Class A	156,302	4,709
*	TG Therapeutics Inc.	389,537	4,647
*,^	Inovio Pharmaceuticals Inc.	691,197	4,645
	CryoLife Inc.	429,681	4,632
*	Inovalon Holdings Inc. Class A	271,414	4,614
*	OraSure Technologies Inc.	715,098	4,605
*	Progenics Pharmaceuticals Inc.	742,570	4,552
*	Raptor Pharmaceutical Corp.	871,258	4,531
*	Sucampo Pharmaceuticals Inc. Class A	260,060	4,496
*	Intersect ENT Inc.	198,552	4,467
*	Atara Biotherapeutics Inc.	168,510	4,450
*	AngioDynamics Inc.	362,600	4,402
*	Theravance Biopharma Inc.	268,511	4,401
*	Cytokinetics Inc.	415,366	4,345
*,^	Vanda Pharmaceuticals Inc.	460,117	4,284
*	Corcept Therapeutics Inc.	856,849	4,267
*	Enanta Pharmaceuticals Inc.	127,727	4,218
*	Civitas Solutions Inc.	145,395	4,186
*	Sagent Pharmaceuticals Inc.	258,050	4,106
*,^	Arrowhead Research Corp.	657,617	4,044
*,^	MannKind Corp.	2,785,206	4,039
*	Spectrum Pharmaceuticals Inc.	661,827	3,991
*	Infinity Pharmaceuticals Inc.	506,729	3,978
*	La Jolla Pharmaceutical Co.	145,845	3,938
*	Lion Biotechnologies Inc.	506,732	3,912
*	NeoGenomics Inc.	495,750	3,902
	Universal American Corp.	554,950	3,885
*	Chimerix Inc.	432,520	3,871
*	Epizyme Inc.	240,727	3,856
*	Tetraphase Pharmaceuticals Inc.	383,359	3,845
*,^	ANI Pharmaceuticals Inc.	84,092	3,795
*	Heska Corp.	97,281	3,763
*	Rigel Pharmaceuticals Inc.	1,230,854	3,729
*	GenMark Diagnostics Inc.	480,267	3,727
*	Curis Inc.	1,278,599	3,721
*,^	Teligent Inc.	413,225	3,678
	Landauer Inc.	109,487	3,604
*	XenoPort Inc.	646,651	3,550
*	Zogenix Inc.	240,060	3,538
*	BioTelemetry Inc.	301,044	3,516
*,^	Immunomedics Inc.	1,143,867	3,512
*,^	Idera Pharmaceuticals Inc.	1,134,422	3,505
*	Ignyta Inc.	259,731	3,480

28

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Agenus Inc.	757,448	3,439
*	SurModics Inc.	167,863	3,403
*,^	Esperion Therapeutics Inc.	148,541	3,307
*	OncoMed Pharmaceuticals Inc.	145,846	3,287
*	Vocera Communications Inc.	268,872	3,280
*	Fluidigm Corp.	300,447	3,248
*	Almost Family Inc.	84,685	3,238
*	Cara Therapeutics Inc.	191,986	3,237
*	Trevena Inc.	305,385	3,207
*,^	Foundation Medicine Inc.	150,272	3,165
*	Aegerion Pharmaceuticals Inc.	311,540	3,147
*	Durect Corp.	1,358,418	3,002
*,^	Advaxis Inc.	297,758	2,995
*	Karyopharm Therapeutics Inc.	224,087	2,969
*	Concert Pharmaceuticals Inc.	155,929	2,958
*	Adamas Pharmaceuticals Inc.	101,613	2,878
*,^	Seres Therapeutics Inc.	78,968	2,771
	Simulations Plus Inc.	277,893	2,754
	LeMaitre Vascular Inc.	159,217	2,747
*,^	Regulus Therapeutics Inc.	305,731	2,666
*,^	Galena Biopharma Inc.	1,811,515	2,663
*	Coherus Biosciences Inc.	115,135	2,644
^	Osiris Therapeutics Inc.	254,366	2,640
*	Ocata Therapeutics Inc.	312,607	2,632
*	Akebia Therapeutics Inc.	202,454	2,616
*	Tandem Diabetes Care Inc.	221,473	2,616
*	RTI Surgical Inc.	642,284	2,550
*,^	Vital Therapies Inc.	221,036	2,546
*	STAAR Surgical Co.	351,989	2,513
*,^	Aduro Biotech Inc.	87,190	2,454
*	Sorrento Therapeutics Inc.	279,351	2,433
*,^	Navidea Biopharmaceuticals Inc.	1,823,629	2,425
*	Peregrine Pharmaceuticals Inc.	2,061,493	2,412
*	ArQule Inc.	1,110,309	2,409
*	Versartis Inc.	193,073	2,392
*	Blueprint Medicines Corp.	90,685	2,389
*,^	OvaScience Inc.	241,336	2,358
*	RadNet Inc.	375,987	2,324
*	Oncothyreon Inc.	1,043,273	2,316
*,^	BioTime Inc.	560,837	2,299
*	Vitae Pharmaceuticals Inc.	125,209	2,266
*,^	BioDelivery Sciences International Inc.	470,020	2,251
*	Cutera Inc.	175,926	2,250
*	Applied Genetic Technologies Corp.	110,092	2,246
*,^	Organovo Holdings Inc.	899,055	2,239
*	BioSpecifics Technologies Corp.	51,965	2,233
*	Press Ganey Holdings Inc.	70,501	2,224
*	Flexion Therapeutics Inc.	115,289	2,222
*	POZEN Inc.	311,906	2,130
*	CTI BioPharma Corp.	1,723,610	2,120
*,^	Orexigen Therapeutics Inc.	1,225,651	2,108
	Digirad Corp.	363,653	2,106
*,^	Ohr Pharmaceutical Inc.	342,831	2,105
*,^	Sequenom Inc.	1,277,953	2,096
*,^	Antares Pharma Inc.	1,727,130	2,090
*,^	InVivo Therapeutics Holdings Corp.	289,416	2,084
*	Catalyst Pharmaceuticals Inc.	807,654	1,979
*	Dicerna Pharmaceuticals Inc.	165,030	1,959
*	NanoString Technologies Inc.	130,351	1,917
*	Collegium Pharmaceutical Inc.	69,611	1,914
*	ChemoCentryx Inc.	235,430	1,907
*	Enzo Biochem Inc.	421,863	1,898
*,^	Ampio Pharmaceuticals Inc.	534,745	1,872
*,^	Synthetic Biologics Inc.	814,977	1,866

29

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Anthera Pharmaceuticals Inc.	399,174	1,852
*	Pfenex Inc.	146,912	1,819
*	Glaukos Corp.	71,850	1,774
*	Harvard Bioscience Inc.	509,391	1,768
*,^	ConforMIS Inc.	102,128	1,766
*,^	Endocyte Inc.	439,774	1,764
*	SeaSpine Holdings Corp.	101,857	1,750
*,^	Northwest Biotherapeutics Inc.	546,665	1,749
*,^	Trovagene Inc.	323,383	1,746
*	Aratana Therapeutics Inc.	311,724	1,739
*,^	CytRx Corp.	637,015	1,688
*	Immune Design Corp.	82,718	1,661
*	Lipocine Inc.	128,433	1,661
*	Medgenics Inc.	275,562	1,659
*,^	XOMA Corp.	1,241,756	1,652
*	Bellicum Pharmaceuticals Inc.	79,924	1,620
*,^	Corindus Vascular Robotics Inc.	495,720	1,591
*	FONAR Corp.	92,103	1,590
*	Loxo Oncology Inc.	55,295	1,573
*	Exactech Inc.	86,670	1,573
*,^	NantKwest Inc.	90,272	1,564
*	Inotek Pharmaceuticals Corp.	133,636	1,514
*,^	Calithera Biosciences Inc.	197,436	1,512
*	Imprivata Inc.	133,728	1,511
*,^	AAC Holdings Inc.	79,177	1,509
*	Juniper Pharmaceuticals Inc.	140,913	1,451
	Utah Medical Products Inc.	24,749	1,449
*	AcelRx Pharmaceuticals Inc.	376,181	1,448
*	Five Star Quality Care Inc.	450,870	1,434
*,^	Teladoc Inc.	79,747	1,432
*	Addus HomeCare Corp.	61,382	1,429
*	Fibrocell Science Inc.	309,698	1,409
*	Chiasma Inc.	69,983	1,370
*	Castlight Health Inc. Class B	318,856	1,362
*	Tonix Pharmaceuticals Holding Corp.	176,060	1,350
*	Surgery Partners Inc.	65,671	1,346
*	Avalanche Biotechnologies Inc.	138,712	1,321
*,^	BioScrip Inc.	717,015	1,255
*	Zafgen Inc.	199,091	1,252
*,^	Actinium Pharmaceuticals Inc.	381,361	1,232
	National Research Corp. Class A	76,761	1,231
*	pSivida Corp.	249,864	1,204
*,^	Neuralstem Inc.	1,160,119	1,195
	Psychemedics Corp.	117,352	1,190
*,^	VIVUS Inc.	1,166,164	1,189
*	IRIDEX Corp.	127,499	1,184
*	PharmAthene Inc.	612,034	1,163
*	TransEnterix Inc.	460,706	1,143
*	Genocea Biosciences Inc.	216,666	1,142
*	Evolent Health Inc. Class A	93,077	1,127
*	Pernix Therapeutics Holdings Inc.	377,528	1,114
*,^	Fortress Biotech Inc.	399,008	1,113
*	Aquinox Pharmaceuticals Inc.	88,891	1,109
*	Ardelyx Inc.	60,864	1,103
*,^	Athersys Inc.	1,065,817	1,098
*	Derma Sciences Inc.	240,161	1,098
*,^	Egalet Corp.	97,866	1,078
*	Natera Inc.	99,651	1,076
*	Pain Therapeutics Inc.	610,088	1,068
*	Alliance HealthCare Services Inc.	114,880	1,055
*	Stemline Therapeutics Inc.	161,219	1,017
*,^	Avinger Inc.	44,546	1,012
*	Anavex Life Sciences Corp.	181,435	1,011
*	T2 Biosystems Inc.	91,127	997

30

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Sharps Compliance Corp.	110,374	960
*,^	CytoSorbents Corp.	160,414	894
*	Corium International Inc.	107,395	872
*	Entellus Medical Inc.	51,631	871
*,^	IsoRay Inc.	928,351	870
*	Ocular Therapeutix Inc.	91,701	859
*,^	Cellular Biomedicine Group Inc.	39,509	849
*,^	Second Sight Medical Products Inc.	141,895	836
*	Genesis Healthcare Inc.	240,632	835
*	Flex Pharma Inc.	66,993	834
*,^	Trupanion Inc.	84,945	829
*	Veracyte Inc.	114,403	824
*	AVEO Pharmaceuticals Inc.	635,517	801
*	Global Blood Therapeutics Inc.	24,600	795
*,^	CorMedix Inc.	385,415	782
*,^	Alimera Sciences Inc.	312,131	755
*	Assembly Biosciences Inc.	100,114	752
*	Paratek Pharmaceuticals Inc.	38,588	732
*	Sunesis Pharmaceuticals Inc.	811,095	728
*	Icad Inc.	138,291	715
*	Verastem Inc.	374,972	697
*	Neos Therapeutics Inc.	48,277	691
*	Rexahn Pharmaceuticals Inc.	1,884,164	684
*	MediciNova Inc.	187,175	664
*,^	Mast Therapeutics Inc.	1,575,981	662
*	MEI Pharma Inc.	413,074	661
*,^	Unilife Corp.	1,326,162	657
*	KemPharm Inc.	32,208	640
*,^	Tokai Pharmaceuticals Inc.	71,529	624
*	Nivalis Therapeutics Inc.	80,035	619
*	Symmetry Surgical Inc.	66,623	613
*	Celsion Corp.	317,144	609
*,^	Palatin Technologies Inc.	915,420	608
*,^	Brainstorm Cell Therapeutics Inc.	208,416	596
*,^	Asterias Biotherapeutics Inc.	138,698	545
*,^	NanoViricides Inc.	457,015	539
*,^	Sunshine Heart Inc.	395,025	533
*,^	Invitae Corp.	63,925	525
*,^	Tenax Therapeutics Inc.	158,300	519
*	Achaogen Inc.	90,200	518
*,^	Conatus Pharmaceuticals Inc.	176,373	508
*	Penumbra Inc.	9,287	500
*	Biota Pharmaceuticals Inc.	254,062	493
*	Bio-Path Holdings Inc.	391,005	489
*,^	TearLab Corp.	341,643	475
*	Kindred Biosciences Inc.	138,888	472
	Enzon Pharmaceuticals Inc.	682,511	466
*	Agile Therapeutics Inc.	47,682	465
*	EPIRUS Biopharmaceuticals Inc.	149,690	463
*	vTv Therapeutics Inc. Class A	66,860	455
*,^	Apricus Biosciences Inc.	459,729	455
*,^	XBiotech Inc.	41,557	452
*	Synta Pharmaceuticals Corp.	1,282,091	451
*,^	iBio Inc.	778,558	436
*	GlycoMimetics Inc.	76,072	435
*	Sientra Inc.	72,468	429
*,^	Caladrius Biosciences Inc.	393,516	425
*	iRadimed Corp.	15,080	423
*	aTyr Pharma Inc.	42,909	422
*	Aimmune Therapeutics Inc.	22,707	419
*,^	Biolase Inc.	495,670	417
*	AxoGen Inc.	82,239	411
*	Cumberland Pharmaceuticals Inc.	77,570	408
*	StemCells Inc.	972,676	405

31

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Adamis Pharmaceuticals Corp.	74,586	403
*	EndoChoice Holdings Inc.	48,132	402
*,^	Galectin Therapeutics Inc.	234,672	385
	AdCare Health Systems Inc.	150,665	375
*	Repros Therapeutics Inc.	310,038	375
*,^	Abeona Therapeutics Inc.	109,176	367
*	BIND Therapeutics Inc.	158,988	364
*	Vical Inc.	883,152	362
*	Tobira Therapeutics Inc.	36,016	362
*	Celator Pharmaceuticals Inc.	204,371	360
*	OncoGenex Pharmaceuticals Inc.	295,004	357
*	Threshold Pharmaceuticals Inc.	740,061	355
*,^	ContraVir Pharmaceuticals Inc.	227,142	350
*	Ocera Therapeutics Inc.	110,736	346
*	ImmunoCellular Therapeutics Ltd.	961,553	342
*	Recro Pharma Inc.	37,150	334
*	Bovie Medical Corp.	157,578	331
*	Retractable Technologies Inc.	101,655	315
*	Cancer Genetics Inc.	94,652	312
*	Harvard Apparatus Regenerative Technology Inc.	141,248	308
*,^	CEL-SCI Corp.	821,652	304
*	Dipexium Pharmaceuticals Inc.	26,819	300
*,^	Cytori Therapeutics Inc.	1,609,366	299
*	Tracon Pharmaceuticals Inc.	32,321	299
*	Cymabay Therapeutics Inc.	170,279	288
*	Catabasis Pharmaceuticals Inc.	35,114	278
*	Cogentix Medical Inc.	213,016	275
*,^	Celladon Corp.	185,094	272
*	Marinus Pharmaceuticals Inc.	35,297	270
*	Vericel Corp.	103,402	267
*	Misonix Inc.	27,669	260
*	Fate Therapeutics Inc.	77,037	260
*	OXiGENE Inc.	348,782	259
*	GTx Inc.	365,136	256
*	ERBA Diagnostics Inc.	164,869	229
*	Acura Pharmaceuticals Inc.	89,117	225
*	Alphatec Holdings Inc.	750,358	225
*	Catalyst Biosciences Inc.	71,358	223
*	Cidara Therapeutics Inc.	12,950	222
*	Eleven Biotherapeutics Inc.	72,856	219
*	Cerulean Pharma Inc.	76,512	214
*,^	Oculus Innovative Sciences Inc.	182,967	210
*	Discovery Laboratories Inc.	960,920	206
*	Galmed Pharmaceuticals Ltd.	26,994	205
*	GenVec Inc.	110,294	203
*	MGC Diagnostics Corp.	30,659	202
*	Minerva Neurosciences Inc.	32,924	200
*	Cyclacel Pharmaceuticals Inc.	398,619	199
*	Authentidate Holding Corp.	279,777	199
*	Connecture Inc.	54,605	197
*	Hemispherx Biopharma Inc.	2,409,402	194
*	REGENXBIO Inc.	11,510	191
*	Imprimis Pharmaceuticals Inc.	25,691	178
*	TriVascular Technologies Inc.	26,762	178
*,^	RXi Pharmaceuticals Corp.	463,106	177
*	Proteon Therapeutics Inc.	11,248	174
*	Alliqua BioMedical Inc.	77,483	166
*	Lantheus Holdings Inc.	48,876	165
*	Opexa Therapeutics Inc.	56,710	158
*,^	Cleveland BioLabs Inc.	45,001	157
*	TetraLogic Pharmaceuticals Corp.	88,594	153
*	CoLucid Pharmaceuticals Inc.	17,602	147
*,^	Hansen Medical Inc.	62,603	146
*	Invuity Inc.	16,479	145

32

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Carbylan Therapeutics Inc.	39,132	142
*	Bioanalytical Systems Inc.	91,696	139
*	CAS Medical Systems Inc.	78,450	139
*	Aethlon Medical Inc.	20,410	139
*	ARCA biopharma Inc.	28,967	135
*	Biodel Inc.	372,790	128
*	Stereotaxis Inc.	167,566	125
*	Oragenics Inc.	82,900	124
*	CASI Pharmaceuticals Inc.	119,606	115
*	Venaxis Inc.	372,644	113
*	Edge Therapeutics Inc.	9,000	113
*,^	EnteroMedics Inc.	854,615	111
*	ProPhase Labs Inc.	72,896	109
*	Chembio Diagnostics Inc.	19,255	103
*	Onconova Therapeutics Inc.	106,120	102
*	Cardica Inc.	627,032	97
*	Echo Therapeutics Inc.	64,674	92
*	Alexza Pharmaceuticals Inc.	128,704	90
*	Amedica Corp.	758,004	90
*	Vermillion Inc.	49,637	89
*,^	PhotoMedex Inc.	189,675	85
*	Argos Therapeutics Inc.	36,230	84
*	Presbia plc	15,400	81
*	Atossa Genetics Inc.	248,935	80
*	Corbus Pharmaceuticals Holdings Inc.	46,770	77
*,^	Signal Genetics Inc.	97,775	73
*,^	Neothetics Inc.	51,648	72
	Daxor Corp.	8,705	66
*	Escalon Medical Corp.	59,011	66
*	Zynerba Pharmaceuticals Inc.	6,355	64
*	OncoSec Medical Inc.	26,262	62
*	Aclaris Therapeutics Inc.	2,300	62
*	SCYNEXIS Inc.	9,918	62
*	InfuSystems Holdings Inc.	20,115	61
*,^	Biocept Inc.	42,110	58
*,^	NephroGenex Inc.	36,035	58
*	Evoke Pharma Inc.	17,363	57
*	SunLink Health Systems Inc.	60,871	55
*	Transgenomic Inc.	51,199	55
*	CareDx Inc.	8,500	54
*,^	Wright Medical Group Inc. CVR Exp. 12/31/2049	52,493	54
*	VirtualScopics Inc.	16,180	51
*,^	Immune Pharmaceuticals Inc.	69,649	51
*	Interpace Diagnostics Group Inc.	99,850	50
*,^	Capnia Inc.	26,128	48
*	CombiMatrix Corp.	64,337	48
*,^	MELA Sciences Inc.	39,564	44
*,^	BioLife Solutions Inc.	19,755	43
*	Titan Pharmaceuticals Inc.	9,200	41
*,^	Nanosphere Inc.	63,746	39
*	InspireMD Inc.	43,009	38
*	Mirna Therapeutics Inc.	5,500	34
*	CytomX Therapeutics Inc.	1,635	34
*	HTG Molecular Diagnostics Inc.	7,700	34
*	NovaBay Pharmaceuticals Inc.	16,403	33
*	Delcath Systems Inc.	66,129	32
*	Hooper Holmes Inc.	472,677	29
*	Ligand Pharmaceuticals Inc. Rights	395,811	29
*	VBI Vaccines Inc.	11,951	28
*	Streamline Health Solutions Inc.	19,960	28
*	GlobeImmune Inc.	6,900	27
	AbbVie Inc.	417	25
*	AmpliPhi Biosciences Corp.	5,343	21
*	American CareSource Holdings Inc.	51,566	21

33

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	NeuroMetrix Inc.	10,370	21
*	Aldeyra Therapeutics Inc.	2,500	17
*	Provectus Biopharmaceuticals Inc. Class A	40,559	16
*	Heat Biologics Inc.	5,900	14
	Span-America Medical Systems Inc.	705	14
*	Ligand Pharmaceuticals Inc. Rights	395,811	14
*	Allied Healthcare Products Inc.	11,721	13
*	Ligand Pharmaceuticals Inc. Rights	395,811	13
*	Lpath Inc. Class A	54,978	12
*	Roka Bioscience Inc.	8,872	11
*	Cesca Therapeutics Inc.	54,283	10
*	ADMA Biologics Inc.	1,200	10
*	VolitionRX Ltd.	2,051	9
*,^	WaferGen Bio-systems Inc.	11,651	9
*	Ritter Pharmaceuticals Inc.	5,000	9
*	Pulmatrix Inc.	2,106	8
	Diversicare Healthcare Services Inc.	953	8
*	MyoKardia Inc.	500	7
*,^	Perseon Corp.	29,310	7
*	Arrhythmia Research Technology Inc.	1,175	6
*	EyeGate Pharmaceuticals Inc.	2,125	6
*	Electromed Inc.	2,500	5
	Kewaunee Scientific Corp.	214	4
*	Aradigm Corp.	891	4
*	Rennova Health Inc.	2,430	3
*	Viking Therapeutics Inc.	600	2
*	Zosano Pharma Corp.	747	2
*	Ligand Pharmaceuticals Inc. Rights	395,811	1
*	Kura Oncology Inc.	100	1
*	American Shared Hospital Services	276	1
*	Medical Transcription Billing Corp.	288	—
*	BioPharmX Corp.	163	—
*	Great Basin Scientific Inc.	135	—
*,^	KaloBios Pharmaceuticals Inc.	40,642	—
			5,734,609
Industrials (12.9%)
*	TransDigm Group Inc.	558,132	127,505
	Acuity Brands Inc.	454,111	106,171
	Alaska Air Group Inc.	1,314,899	105,863
	Towers Watson & Co. Class A	725,438	93,190
	Fortune Brands Home & Security Inc.	1,668,396	92,596
*	IHS Inc. Class A	713,853	84,542
*	Sensata Technologies Holding NV	1,776,617	81,831
*	JetBlue Airways Corp.	3,263,332	73,914
	Waste Connections Inc.	1,279,463	72,059
	Wabtec Corp.	1,000,294	71,141
*	Spirit AeroSystems Holdings Inc. Class A	1,305,427	65,363
	ManpowerGroup Inc.	764,796	64,465
*	Middleby Corp.	589,703	63,611
	Huntington Ingalls Industries Inc.	495,065	62,799
	Carlisle Cos. Inc.	679,321	60,249
	AO Smith Corp.	785,702	60,193
	IDEX Corp.	777,417	59,558
*	Hertz Global Holdings Inc.	4,062,929	57,815
*	Hubbell Inc. Class B	567,198	57,310
*	HD Supply Holdings Inc.	1,906,546	57,254
	Owens Corning	1,215,520	57,166
*	WABCO Holdings Inc.	545,033	55,735
	Macquarie Infrastructure Corp.	759,928	55,171
	Orbital ATK Inc.	614,882	54,934
	KAR Auction Services Inc.	1,428,217	52,887
	Lennox International Inc.	417,595	52,158
*	AECOM	1,580,982	47,477
	B/E Aerospace Inc.	1,094,753	46,385

34

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Hexcel Corp.	997,070	46,314
	Allison Transmission Holdings Inc.	1,780,361	46,094
*	Old Dominion Freight Line Inc.	712,120	42,065
	Graco Inc.	583,334	42,041
	Toro Co.	571,942	41,792
*,^	Copart Inc.	1,050,841	39,942
*	Avis Budget Group Inc.	1,076,653	39,072
^	Chicago Bridge & Iron Co. NV	986,461	38,462
	Trinity Industries Inc.	1,585,777	38,090
	Donaldson Co. Inc.	1,296,680	37,163
	Lincoln Electric Holdings Inc.	701,745	36,414
	BWX Technologies Inc.	1,130,792	35,925
	Nordson Corp.	551,097	35,353
	AGCO Corp.	756,964	34,359
	ITT Corp.	937,562	34,052
	Curtiss-Wright Corp.	485,537	33,259
	Air Lease Corp. Class A	983,809	32,938
*	Teledyne Technologies Inc.	369,101	32,739
	RR Donnelley & Sons Co.	2,176,240	32,034
*,^	SolarCity Corp.	623,272	31,799
	EMCOR Group Inc.	655,091	31,471
	Watsco Inc.	268,469	31,446
*	Genesee & Wyoming Inc. Class A	572,894	30,759
	Oshkosh Corp.	780,402	30,467
*	Spirit Airlines Inc.	756,613	30,151
	Woodward Inc.	591,970	29,397
*	Kirby Corp.	551,210	29,005
	Deluxe Corp.	526,984	28,742
	MSC Industrial Direct Co. Inc. Class A	503,825	28,350
	Regal Beloit Corp.	473,401	27,703
	Healthcare Services Group Inc.	759,058	26,468
	Landstar System Inc.	450,532	26,424
	EnerSys	470,802	26,332
	CLARCOR Inc.	522,595	25,963
	KBR Inc.	1,523,665	25,780
	Valmont Industries Inc.	242,418	25,701
	Rollins Inc.	988,089	25,592
*,^	XPO Logistics Inc.	927,412	25,272
	AMERCO	64,298	25,044
*	Esterline Technologies Corp.	308,543	24,992
	Crane Co.	515,088	24,642
*	Colfax Corp.	1,047,781	24,466
*	Dycom Industries Inc.	334,603	23,409
	Allegiant Travel Co. Class A	138,605	23,262
*	Clean Harbors Inc.	554,708	23,104
*	USG Corp.	951,108	23,102
*	Armstrong World Industries Inc.	501,336	22,926
*	Advisory Board Co.	448,793	22,265
*	On Assignment Inc.	492,767	22,150
	Timken Co.	767,158	21,933
	Covanta Holding Corp.	1,412,193	21,875
^	Manitowoc Co. Inc.	1,414,089	21,706
	CEB Inc.	353,408	21,696
*	Beacon Roofing Supply Inc.	524,352	21,593
*	Moog Inc. Class A	351,076	21,275
*	Generac Holdings Inc.	700,962	20,868
	Terex Corp.	1,128,457	20,854
	Triumph Group Inc.	520,907	20,706
	Hillenbrand Inc.	672,165	19,916
*	WESCO International Inc.	447,505	19,547
	Matson Inc.	456,351	19,454
	GATX Corp.	450,816	19,182
*	Rexnord Corp.	1,046,456	18,962
	Barnes Group Inc.	532,461	18,844

35

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
HEICO Corp. Class A	373,236	18,363
Matthews International Corp. Class A	340,808	18,216
Herman Miller Inc.	630,456	18,094
* Masonite International Corp.	293,862	17,993
* NOW Inc.	1,135,154	17,958
* Hawaiian Holdings Inc.	502,947	17,769
Korn/Ferry International	534,005	17,718
Granite Construction Inc.	408,383	17,524
* KLX Inc.	557,678	17,171
HNI Corp.	472,379	17,034
* WageWorks Inc.	371,597	16,859
Applied Industrial Technologies Inc.	414,163	16,769
Tetra Tech Inc.	638,427	16,612
UniFirst Corp.	157,872	16,450
Mueller Industries Inc.	606,121	16,426
ABM Industries Inc.	571,614	16,274
* RBC Bearings Inc.	247,508	15,987
Kennametal Inc.	830,279	15,941
Knight Transportation Inc.	651,808	15,793
* Proto Labs Inc.	243,936	15,536
* FTI Consulting Inc.	441,711	15,310
John Bean Technologies Corp.	304,791	15,188
Simpson Manufacturing Co. Inc.	444,549	15,181
AZZ Inc.	273,123	15,177
Mobile Mini Inc.	487,443	15,174
Actuant Corp. Class A	630,332	15,103
Brink's Co.	515,166	14,868
Watts Water Technologies Inc. Class A	299,173	14,860
Mueller Water Products Inc. Class A	1,701,717	14,635
* Huron Consulting Group Inc.	244,681	14,534
MSA Safety Inc.	334,063	14,522
Universal Forest Products Inc.	212,012	14,495
Steelcase Inc. Class A	948,592	14,134
Forward Air Corp.	327,406	14,082
Exponent Inc.	278,719	13,922
* MRC Global Inc.	1,079,124	13,921
Aircastle Ltd.	661,345	13,816
Apogee Enterprises Inc.	309,198	13,453
Interface Inc. Class A	697,794	13,356
G&K Services Inc. Class A	212,057	13,338
Essendant Inc.	406,152	13,204
* Swift Transportation Co.	946,897	13,086
* Trex Co. Inc.	338,840	12,889
Joy Global Inc.	1,013,414	12,779
* Hub Group Inc. Class A	368,474	12,141
* SPX FLOW Inc.	433,808	12,108
Kaman Corp.	292,008	11,917
* Babcock & Wilcox Enterprises Inc.	568,045	11,855
* MasTec Inc.	674,493	11,723
Brady Corp. Class A	505,536	11,617
* TrueBlue Inc.	443,479	11,424
Franklin Electric Co. Inc.	420,788	11,374
Standex International Corp.	136,322	11,335
West Corp.	524,073	11,304
* American Woodmark Corp.	141,182	11,292
Albany International Corp.	306,522	11,203
Tennant Co.	196,689	11,066
Comfort Systems USA Inc.	388,298	11,035
Werner Enterprises Inc.	471,476	11,028
Heartland Express Inc.	645,287	10,983
Cubic Corp.	231,204	10,924
* Atlas Air Worldwide Holdings Inc.	264,244	10,924
HEICO Corp.	200,731	10,912
* DigitalGlobe Inc.	688,933	10,789

36

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Federal Signal Corp.	662,102	10,494
*	Aerojet Rocketdyne Holdings Inc.	665,229	10,417
	AAON Inc.	445,195	10,337
	ESCO Technologies Inc.	282,384	10,205
	SkyWest Inc.	528,547	10,053
	EnPro Industries Inc.	229,150	10,046
*	TASER International Inc.	565,441	9,776
	Knoll Inc.	517,097	9,721
	Astec Industries Inc.	237,640	9,672
	AAR Corp.	363,582	9,559
	Insperity Inc.	194,200	9,351
	Primoris Services Corp.	414,795	9,138
^	Lindsay Corp.	125,387	9,078
	Greenbrier Cos. Inc.	276,734	9,027
*	TriMas Corp.	479,848	8,949
	Quanex Building Products Corp.	426,533	8,893
*	Navigant Consulting Inc.	550,778	8,845
	Griffon Corp.	494,156	8,796
*	Meritor Inc.	1,041,992	8,701
	Sun Hydraulics Corp.	273,014	8,663
*	Wabash National Corp.	730,154	8,638
*	Gibraltar Industries Inc.	339,249	8,630
	Advanced Drainage Systems Inc.	354,264	8,513
*	ACCO Brands Corp.	1,191,169	8,493
*	TransUnion	306,615	8,453
	US Ecology Inc.	231,314	8,429
	Briggs & Stratton Corp.	473,833	8,197
	Kforce Inc.	322,448	8,151
*	Aegion Corp. Class A	419,229	8,095
	Multi-Color Corp.	134,336	8,035
	CIRCOR International Inc.	189,247	7,977
	Resources Connection Inc.	487,432	7,965
*	Builders FirstSource Inc.	718,558	7,962
*	Astronics Corp.	194,697	7,926
*	ICF International Inc.	222,557	7,914
*	Lydall Inc.	219,406	7,785
	Encore Wire Corp.	207,998	7,715
*	Rush Enterprises Inc. Class A	343,275	7,514
	Altra Industrial Motion Corp.	297,285	7,456
*	Team Inc.	227,223	7,262
*	Wesco Aircraft Holdings Inc.	604,879	7,240
*	TriNet Group Inc.	370,629	7,172
	General Cable Corp.	527,948	7,090
	Viad Corp.	246,270	6,952
*	UTi Worldwide Inc.	984,307	6,920
*	Tutor Perini Corp.	413,238	6,918
	McGrath RentCorp	271,020	6,827
	Harsco Corp.	846,967	6,674
	Heidrick & Struggles International Inc.	240,187	6,538
	Hyster-Yale Materials Handling Inc.	123,947	6,501
*	Patrick Industries Inc.	147,358	6,410
	Raven Industries Inc.	407,858	6,363
*	Aerovironment Inc.	212,635	6,266
*	Navistar International Corp.	706,384	6,244
	Kadant Inc.	153,219	6,222
*	RPX Corp.	563,406	6,197
*	Air Transport Services Group Inc.	613,276	6,182
	Gorman-Rupp Co.	231,141	6,178
*,^	Virgin America Inc.	169,040	6,087
*	Engility Holdings Inc.	185,316	6,019
*	Thermon Group Holdings Inc.	350,837	5,936
*	Saia Inc.	266,510	5,930
	H&E Equipment Services Inc.	336,661	5,885
*	Continental Building Products Inc.	333,629	5,825

37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Chart Industries Inc.	323,695	5,814
	Ennis Inc.	300,848	5,791
*	CBIZ Inc.	583,601	5,754
	TAL International Group Inc.	353,717	5,624
*	PGT Inc.	492,635	5,611
*	Blount International Inc.	562,116	5,514
	ArcBest Corp.	255,356	5,462
	National Presto Industries Inc.	65,407	5,420
	Kelly Services Inc. Class A	328,931	5,312
*	Nortek Inc.	121,782	5,312
	Marten Transport Ltd.	300,092	5,312
*	Echo Global Logistics Inc.	257,646	5,253
*	Univar Inc.	304,729	5,183
*	MYR Group Inc.	247,860	5,108
	Douglas Dynamics Inc.	236,704	4,987
	Alamo Group Inc.	91,495	4,767
	Columbus McKinnon Corp.	245,263	4,635
*	GP Strategies Corp.	179,861	4,516
^	American Railcar Industries Inc.	96,690	4,475
	American Science & Engineering Inc.	107,328	4,441
*	YRC Worldwide Inc.	306,486	4,346
*	CSW Industrials Inc.	114,384	4,309
	Global Brass & Copper Holdings Inc.	200,762	4,276
*	SP Plus Corp.	177,863	4,251
	NN Inc.	262,960	4,192
	SPX Corp.	433,797	4,047
	Argan Inc.	118,180	3,829
*	NCI Building Systems Inc.	298,849	3,709
	Insteel Industries Inc.	175,023	3,661
*,^	Plug Power Inc.	1,734,216	3,659
	Barrett Business Services Inc.	83,025	3,615
	Park-Ohio Holdings Corp.	95,267	3,504
*	Mistras Group Inc.	183,077	3,495
	VSE Corp.	53,937	3,354
*	PowerSecure International Inc.	222,229	3,345
	Kimball International Inc. Class B	340,616	3,328
*	InnerWorkings Inc.	424,417	3,183
*	DXP Enterprises Inc.	136,513	3,112
*	Veritiv Corp.	81,926	2,967
	FreightCar America Inc.	150,784	2,930
*	USA Truck Inc.	167,506	2,923
*	Ply Gem Holdings Inc.	232,594	2,917
*	Roadrunner Transportation Systems Inc.	303,055	2,858
	LSI Industries Inc.	232,474	2,834
	Quad/Graphics Inc.	303,899	2,826
*	Vicor Corp.	305,008	2,782
	Allied Motion Technologies Inc.	104,726	2,742
*,^	Energy Recovery Inc.	383,983	2,715
	Celadon Group Inc.	270,356	2,674
*	Kratos Defense & Security Solutions Inc.	651,578	2,671
	Powell Industries Inc.	97,470	2,537
*	Furmanite Corp.	370,447	2,467
*	Vectrus Inc.	115,334	2,409
*	Franklin Covey Co.	143,389	2,400
*	Great Lakes Dredge & Dock Corp.	603,788	2,391
*	BMC Stock Holdings Inc.	141,101	2,363
	Acacia Research Corp.	544,972	2,338
*,^	KEYW Holding Corp.	388,329	2,338
	Titan International Inc.	574,230	2,262
	Miller Industries Inc.	102,480	2,232
*	Titan Machinery Inc.	202,673	2,215
*	CRA International Inc.	118,025	2,201
	CECO Environmental Corp.	272,620	2,094
*	Republic Airways Holdings Inc.	526,345	2,069

38

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Covenant Transportation Group Inc. Class A	106,522	2,012
*	ARC Document Solutions Inc.	445,109	1,967
*	Casella Waste Systems Inc. Class A	313,406	1,874
*	Ducommun Inc.	114,062	1,850
*	PAM Transportation Services Inc.	65,605	1,810
	Graham Corp.	103,873	1,747
*	CAI International Inc.	171,579	1,730
*	Xerium Technologies Inc.	145,509	1,724
*	Lawson Products Inc.	72,005	1,681
*	Hill International Inc.	414,793	1,609
*	TRC Cos. Inc.	172,829	1,599
	LB Foster Co. Class A	115,923	1,584
*,^	Sunrun Inc.	133,585	1,572
	Hurco Cos. Inc.	56,018	1,488
*	Willis Lease Finance Corp.	73,463	1,477
*	Northwest Pipe Co.	127,939	1,432
*	Sparton Corp.	71,490	1,429
*	Orion Marine Group Inc.	323,995	1,351
	CDI Corp.	188,692	1,276
*	Layne Christensen Co.	233,087	1,226
*	Astronics Corp. Class B	29,866	1,214
*	Sterling Construction Co. Inc.	199,647	1,214
*	Heritage-Crystal Clean Inc.	113,102	1,199
*	Accuride Corp.	713,040	1,184
*	Ameresco Inc. Class A	186,000	1,163
	Houston Wire & Cable Co.	219,495	1,159
	Preformed Line Products Co.	26,926	1,134
*,^	FuelCell Energy Inc.	222,957	1,106
*,^	ExOne Co.	107,542	1,080
*	Energy Focus Inc.	77,380	1,064
	Dynamic Materials Corp.	151,775	1,061
*	LMI Aerospace Inc.	104,877	1,056
	Universal Truckload Services Inc.	74,276	1,043
	Supreme Industries Inc. Class A	146,823	1,006
	Omega Flex Inc.	30,020	991
*	CPI Aerostructures Inc.	99,919	972
*	Milacron Holdings Corp.	73,595	921
*	NV5 Global Inc.	40,710	895
	Twin Disc Inc.	84,090	885
*	Commercial Vehicle Group Inc.	318,458	879
*	Pendrell Corp.	1,729,616	867
*	Hudson Technologies Inc.	282,320	838
	Hardinge Inc.	89,855	837
*,^	Enphase Energy Inc.	237,714	834
*,^	Power Solutions International Inc.	45,675	834
*,^	Manitex International Inc.	125,030	744
*	Ultralife Corp.	108,465	701
*,^	American Superconductor Corp.	108,378	690
*,^	Intersections Inc.	230,073	660
	Eastern Co.	35,072	658
*	Integrated Electrical Services Inc.	59,262	656
*	Rush Enterprises Inc. Class B	29,320	642
*	Cenveo Inc.	732,095	638
*	Virco Manufacturing Corp.	190,592	635
	Global Power Equipment Group Inc.	181,065	630
*	Energous Corp.	79,539	629
*	NL Industries Inc.	204,512	622
*	Radiant Logistics Inc.	173,691	596
*	Willdan Group Inc.	68,153	571
*	Performant Financial Corp.	316,222	566
*	Gencor Industries Inc.	44,410	502
*	Arotech Corp.	235,645	481
	LS Starrett Co. Class A	49,344	480
*	Astrotech Corp.	304,120	465

39

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Ecology and Environment Inc.	45,469	465
*	Active Power Inc.	351,001	456
*	Taylor Devices Inc.	27,595	455
*,^	MagneGas Corp.	282,760	455
*	SIFCO Industries Inc.	47,767	454
	Providence and Worcester Railroad Co.	31,838	441
*	Hudson Global Inc.	150,031	438
*	API Technologies Corp.	308,861	426
*	HC2 Holdings Inc.	79,942	423
*	Volt Information Sciences Inc.	50,418	410
*	MFRI Inc.	62,526	409
*	Key Technology Inc.	39,089	405
*	Orion Energy Systems Inc.	185,144	402
*,^	Revolution Lighting Technologies Inc.	482,451	384
*	Breeze-Eastern Corp.	18,163	360
*	Innovative Solutions & Support Inc.	128,429	354
*	Patriot Transportation Holding Inc.	13,987	325
*	Neff Corp. Class A	41,658	319
*	Rand Logistics Inc.	195,018	312
	RCM Technologies Inc.	53,936	297
*	Fuel Tech Inc.	154,534	292
*	Transcat Inc.	26,809	266
*	Broadwind Energy Inc.	127,345	265
*	SL Industries Inc.	8,023	256
*	BlueLinx Holdings Inc.	481,942	255
*,^	Capstone Turbine Corp.	179,790	252
*	Alpha Pro Tech Ltd.	137,409	240
*	Jewett-Cameron Trading Co. Ltd.	23,964	240
*,^	Odyssey Marine Exploration Inc.	888,995	240
*	Perma-Fix Environmental Services	61,835	231
*,^	Lightbridge Corp.	190,041	192
*	Mastech Holdings Inc.	25,867	189
*	Versar Inc.	52,841	163
	Servotronics Inc.	19,902	163
*	Air T Inc.	6,332	155
*	Jason Industries Inc.	39,669	150
*	Swisher Hygiene Inc.	148,880	143
*	General Finance Corp.	35,346	141
*	Genco Shipping & Trading Ltd.	93,506	139
*	Goldfield Corp.	77,900	121
*	Marathon Patent Group Inc.	72,034	115
*	AMREP Corp.	22,243	97
*,^	EnSync Inc.	234,876	89
*	DLH Holdings Corp.	19,425	81
*	American Electric Technologies Inc.	38,260	80
*	ARC Group Worldwide Inc.	47,642	79
*	Blue Bird Corp.	7,454	76
*	Ideal Power Inc.	9,203	74
*	Erickson Inc.	27,688	57
*	Blue Earth Inc.	98,397	49
*,^	Real Goods Solar Inc. Class A	68,071	43
	General Employment Enterprises Inc.	6,780	40
*	Lime Energy Co.	12,704	38
*	LiqTech International Inc.	32,928	33
*,^	Spherix Inc.	223,653	33
	Chicago Rivet & Machine Co.	951	22
	Art's-Way Manufacturing Co. Inc.	5,943	18
*	Industrial Services of America Inc.	13,535	18
*	Pyxis Tankers Inc.	13,677	17
*	Tel-Instrument Electronics Corp.	3,304	16
*	Ocean Power Technologies Inc.	7,027	15
	Espey Manufacturing & Electronics Corp.	566	15
*	Continental Materials Corp.	900	13
	EnviroStar Inc.	2,900	12

40

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Cemtrex Inc.	3,300	8
	Compx International Inc.	679	8
	Acme United Corp.	409	7
*	Micronet Enertec Technologies Inc.	3,100	7
*	Digital Power Corp.	11,401	6
*	Quest Resource Holding Corp.	7,825	5
*	Aqua Metals Inc.	711	4
	WSI Industries Inc.	805	4
*,^	Axion Power International Inc.	3,500	3
*	CTPartners Executive Search Inc.	83,162	—
			5,496,286
Information Technology (16.7%)
*	LinkedIn Corp. Class A	1,203,420	270,866
*	Twitter Inc.	6,190,671	143,252
*	ServiceNow Inc.	1,556,291	134,713
*	Palo Alto Networks Inc.	758,208	133,551
*	FleetCor Technologies Inc.	802,314	114,675
	Maxim Integrated Products Inc.	2,954,372	112,266
*	Workday Inc. Class A	1,158,547	92,313
	Global Payments Inc.	1,341,229	86,523
*	ANSYS Inc.	934,463	86,438
	CDK Global Inc.	1,668,726	79,214
*	Splunk Inc.	1,343,634	79,019
*	Gartner Inc.	865,866	78,534
*	Vantiv Inc. Class A	1,628,147	77,207
*	Synopsys Inc.	1,624,357	74,087
*	CoStar Group Inc.	339,763	70,226
	Broadridge Financial Solutions Inc.	1,231,117	66,148
	CDW Corp.	1,554,947	65,370
*	Cadence Design Systems Inc.	3,085,639	64,212
	Jack Henry & Associates Inc.	814,019	63,542
*	Tyler Technologies Inc.	339,442	59,172
	Avnet Inc.	1,380,246	59,130
*	Ultimate Software Group Inc.	299,594	58,574
	SS&C Technologies Holdings Inc.	839,998	57,347
*	Trimble Navigation Ltd.	2,615,877	56,111
*	Arrow Electronics Inc.	972,375	52,683
*	Tableau Software Inc. Class A	548,931	51,720
*	Nuance Communications Inc.	2,598,597	51,686
*	Keysight Technologies Inc.	1,777,085	50,345
*	Manhattan Associates Inc.	760,479	50,321
	Ingram Micro Inc.	1,607,335	48,831
	IAC/InterActiveCorp	807,474	48,489
	Sabre Corp.	1,728,699	48,352
*	Fortinet Inc.	1,525,947	47,564
	Computer Sciences Corp.	1,422,518	46,488
*,^	VMware Inc. Class A	808,140	45,716
	Jabil Circuit Inc.	1,948,854	45,389
*	Guidewire Software Inc.	747,113	44,946
	Teradyne Inc.	2,144,716	44,331
	Marvell Technology Group Ltd.	4,908,196	43,290
*	ARRIS Group Inc.	1,399,586	42,785
*	ON Semiconductor Corp.	4,288,017	42,023
*	PTC Inc.	1,196,897	41,449
*	Genpact Ltd.	1,619,823	40,463
	Brocade Communications Systems Inc.	4,330,141	39,751
	j2 Global Inc.	482,506	39,720
*	Integrated Device Technology Inc.	1,501,544	39,566
	DST Systems Inc.	338,326	38,589
	MAXIMUS Inc.	682,535	38,393
*	SolarWinds Inc.	650,169	38,295
*	Cavium Inc.	580,656	38,155
	Solera Holdings Inc.	695,620	38,141
*	Euronet Worldwide Inc.	523,499	37,917

41

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Zebra Technologies Corp.	541,498	37,715
	Atmel Corp.	4,371,563	37,639
	Leidos Holdings Inc.	668,492	37,609
	Booz Allen Hamilton Holding Corp. Class A	1,191,214	36,749
	Heartland Payment Systems Inc.	385,288	36,533
*	WEX Inc.	403,070	35,631
	FEI Co.	433,734	34,608
*	EPAM Systems Inc.	437,783	34,418
	Cypress Semiconductor Corp.	3,480,805	34,147
*	CommScope Holding Co. Inc.	1,318,529	34,137
*	IPG Photonics Corp.	379,841	33,867
*	VeriFone Systems Inc.	1,198,992	33,596
*	Aspen Technology Inc.	882,722	33,332
*	NetSuite Inc.	390,268	33,024
*,^	NCR Corp.	1,334,765	32,648
*	Microsemi Corp.	995,057	32,429
	Blackbaud Inc.	488,882	32,198
*	NetScout Systems Inc.	1,041,552	31,976
*	CoreLogic Inc.	922,195	31,226
*	Take-Two Interactive Software Inc.	894,029	31,148
*	FireEye Inc.	1,496,057	31,028
	Fair Isaac Corp.	328,337	30,923
*	Qlik Technologies Inc.	970,073	30,713
	National Instruments Corp.	1,070,242	30,705
	Cognex Corp.	900,613	30,414
*	Rackspace Hosting Inc.	1,195,963	30,282
*	Synaptics Inc.	376,814	30,273
*	First Data Corp. Class A	1,868,080	29,927
*	Cree Inc.	1,091,070	29,099
*,^	Arista Networks Inc.	368,898	28,715
*	ViaSat Inc.	464,150	28,318
*	Pandora Media Inc.	2,100,225	28,164
*	Proofpoint Inc.	421,938	27,430
*	Ciena Corp.	1,307,515	27,052
	SYNNEX Corp.	298,615	26,854
*	Infinera Corp.	1,468,021	26,601
*	ACI Worldwide Inc.	1,241,100	26,560
*	Verint Systems Inc.	648,453	26,301
	Littelfuse Inc.	238,759	25,550
	Convergys Corp.	1,024,955	25,511
*,^	Zillow Group Inc.	1,080,856	25,378
*	Blackhawk Network Holdings Inc.	569,161	25,163
*	Fairchild Semiconductor International Inc. Class A	1,173,056	24,294
*	Tech Data Corp.	365,198	24,242
	Monolithic Power Systems Inc.	379,909	24,204
*	Universal Display Corp.	441,663	24,044
*	PMC-Sierra Inc.	2,048,793	23,807
*	CACI International Inc. Class A	255,431	23,699
*	Electronics For Imaging Inc.	494,934	23,133
*	Zynga Inc. Class A	8,327,401	22,317
	Belden Inc.	440,801	21,017
	Lexmark International Inc. Class A	646,664	20,984
	Diebold Inc.	684,233	20,589
*	Silicon Laboratories Inc.	419,078	20,342
	MKS Instruments Inc.	564,865	20,335
*	Entegris Inc.	1,481,838	19,664
	Science Applications International Corp.	429,453	19,660
*,^	GrubHub Inc.	811,937	19,649
*	Cirrus Logic Inc.	665,134	19,641
	Mentor Graphics Corp.	1,042,780	19,208
*,^	Advanced Micro Devices Inc.	6,670,076	19,143
*	WebMD Health Corp.	389,367	18,806
*	Demandware Inc.	348,353	18,801
*	Ellie Mae Inc.	310,627	18,709

42

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	InterDigital Inc.	380,999	18,684
*	EchoStar Corp. Class A	461,497	18,049
*	Imperva Inc.	281,033	17,792
	Intersil Corp. Class A	1,393,522	17,781
*	Cornerstone OnDemand Inc.	512,434	17,694
*	CommVault Systems Inc.	449,124	17,673
*	Anixter International Inc.	292,298	17,652
*	Polycom Inc.	1,391,648	17,521
*	LogMeIn Inc.	260,049	17,449
*	Sanmina Corp.	846,480	17,421
*	MicroStrategy Inc. Class A	96,924	17,378
*	Stamps.com Inc.	158,139	17,334
	Vishay Intertechnology Inc.	1,435,838	17,302
*	Acxiom Corp.	826,346	17,287
	Dolby Laboratories Inc. Class A	510,551	17,180
*,^	SunPower Corp. Class A	569,854	17,101
*	OSI Systems Inc.	191,733	16,999
*,^	SunEdison Inc.	3,298,035	16,787
	Plantronics Inc.	351,490	16,668
*	Yelp Inc. Class A	572,915	16,500
*	Coherent Inc.	252,150	16,417
*	Finisar Corp.	1,100,562	16,002
*	Cardtronics Inc.	474,097	15,953
*,^	Fitbit Inc. Class A	529,797	15,677
*	OmniVision Technologies Inc.	537,341	15,594
*	ExlService Holdings Inc.	341,548	15,346
*	Syntel Inc.	337,533	15,273
	Power Integrations Inc.	311,126	15,130
*	Viavi Solutions Inc.	2,472,252	15,056
*	Zendesk Inc.	568,765	15,038
*	Rovi Corp.	899,772	14,990
	Tessera Technologies Inc.	498,618	14,964
*	Itron Inc.	407,251	14,734
*	Synchronoss Technologies Inc.	412,592	14,536
*	Paycom Software Inc.	379,882	14,295
*	Rambus Inc.	1,226,089	14,210
*	NETGEAR Inc.	338,788	14,199
*	Cray Inc.	432,867	14,047
	Travelport Worldwide Ltd.	1,082,345	13,962
*	RingCentral Inc. Class A	588,573	13,879
*	comScore Inc.	337,030	13,869
*,^	NeuStar Inc. Class A	568,093	13,617
*	Semtech Corp.	702,715	13,295
	NIC Inc.	657,125	12,932
	Methode Electronics Inc.	405,323	12,901
*	Progress Software Corp.	534,850	12,836
*	Sykes Enterprises Inc.	412,511	12,697
*	RealPage Inc.	562,520	12,629
	CSG Systems International Inc.	347,969	12,520
*,^	Knowles Corp.	933,457	12,443
*	Plexus Corp.	355,509	12,414
*	SPS Commerce Inc.	175,399	12,315
*,^	Zillow Group Inc. Class A	464,541	12,097
*	Advanced Energy Industries Inc.	425,407	12,009
*	Bottomline Technologies de Inc.	401,295	11,930
*	Virtusa Corp.	286,106	11,828
	EVERTEC Inc.	696,235	11,655
*	Envestnet Inc.	387,675	11,572
*	Cabot Microelectronics Corp.	262,109	11,475
*	QLogic Corp.	921,700	11,245
*	Benchmark Electronics Inc.	533,926	11,036
*	Callidus Software Inc.	592,168	10,997
*	Lumentum Holdings Inc.	498,083	10,968
*	Marketo Inc.	381,315	10,948

43

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Web.com Group Inc.	546,899	10,943
*	BroadSoft Inc.	307,263	10,865
	Pegasystems Inc.	389,154	10,702
*	Infoblox Inc.	564,202	10,376
*	II-VI Inc.	551,141	10,229
*	Rogers Corp.	197,778	10,199
*	Insight Enterprises Inc.	401,871	10,095
*,^	Gogo Inc.	566,399	10,082
	Monotype Imaging Holdings Inc.	425,802	10,066
	MTS Systems Corp.	158,049	10,022
*	Constant Contact Inc.	341,022	9,971
	ADTRAN Inc.	575,873	9,917
*	Inphi Corp.	364,166	9,840
*	Ruckus Wireless Inc.	906,020	9,703
*,^	3D Systems Corp.	1,110,981	9,654
*	ScanSource Inc.	297,946	9,600
	Badger Meter Inc.	163,193	9,561
*	Kulicke & Soffa Industries Inc.	816,337	9,527
*	Super Micro Computer Inc.	379,426	9,300
*	Diodes Inc.	399,100	9,171
	Ebix Inc.	274,835	9,012
*,^	Ubiquiti Networks Inc.	280,670	8,894
*	TiVo Inc.	1,027,668	8,869
*	Veeco Instruments Inc.	426,693	8,773
*	Rofin-Sinar Technologies Inc.	326,385	8,741
*	Cvent Inc.	246,565	8,608
*	Photronics Inc.	687,854	8,564
*	Paylocity Holding Corp.	210,602	8,540
	ManTech International Corp. Class A	281,268	8,506
*	Bankrate Inc.	634,173	8,434
*	InvenSense Inc.	814,227	8,330
	Brooks Automation Inc.	773,141	8,257
	EarthLink Holdings Corp.	1,102,373	8,191
*	Lattice Semiconductor Corp.	1,265,507	8,188
*	M/A-COM Technology Solutions Holdings Inc.	198,979	8,136
*	Ixia	627,664	7,802
*	GoDaddy Inc. Class A	240,172	7,700
	CTS Corp.	433,908	7,654
*	Qualys Inc.	231,067	7,646
*	CalAmp Corp.	377,859	7,531
*	Gigamon Inc.	278,168	7,391
*	MaxLinear Inc.	500,104	7,367
*	Amkor Technology Inc.	1,207,819	7,344
*	Fabrinet	304,425	7,251
*	Newport Corp.	448,391	7,116
*	New Relic Inc.	195,304	7,115
	AVX Corp.	577,709	7,013
*	Monster Worldwide Inc.	1,193,769	6,840
*,^	Endurance International Group Holdings Inc.	621,408	6,792
*	PROS Holdings Inc.	282,733	6,514
*	Mercury Systems Inc.	354,026	6,500
	TeleTech Holdings Inc.	232,385	6,486
*	CEVA Inc.	276,340	6,455
*	Xura Inc.	261,194	6,420
*	Q2 Holdings Inc.	243,180	6,413
*	Perficient Inc.	372,480	6,377
*	Ultratech Inc.	321,345	6,369
*,^	Shutterstock Inc.	194,172	6,280
*	FormFactor Inc.	650,726	5,857
*	Unisys Corp.	529,033	5,846
*	ShoreTel Inc.	653,574	5,784
*	Interactive Intelligence Group Inc.	180,242	5,663
*	Rudolph Technologies Inc.	396,868	5,643
*	XO Group Inc.	349,372	5,611

44

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Epiq Systems Inc.	425,067	5,556
*	ePlus Inc.	58,448	5,451
*	Silver Spring Networks Inc.	376,099	5,420
*	Applied Micro Circuits Corp.	848,303	5,404
*	FARO Technologies Inc.	182,930	5,400
*	HubSpot Inc.	95,890	5,400
*,^	TrueCar Inc.	562,316	5,364
*	DHI Group Inc.	577,455	5,295
*	RealD Inc.	499,223	5,267
*,^	VASCO Data Security International Inc.	313,025	5,237
	Cass Information Systems Inc.	100,083	5,150
*	Black Knight Financial Services Inc. Class A	153,448	5,073
*,^	Hortonworks Inc.	226,986	4,971
*,^	Eastman Kodak Co.	396,360	4,970
*	Actua Corp.	432,938	4,957
*	DTS Inc.	215,414	4,864
*	Harmonic Inc.	1,193,464	4,857
	IXYS Corp.	381,836	4,823
*,^	Nimble Storage Inc.	523,707	4,818
*	GTT Communications Inc.	272,473	4,648
*	Blucora Inc.	471,710	4,623
*,^	Box Inc.	330,423	4,613
	Forrester Research Inc.	160,484	4,571
*	Angie's List Inc.	473,591	4,428
*,^	Quotient Technology Inc.	646,668	4,410
*	Benefitfocus Inc.	121,039	4,405
	Comtech Telecommunications Corp.	216,864	4,357
*	RetailMeNot Inc.	431,071	4,276
*	Extreme Networks Inc.	1,048,039	4,276
	Hackett Group Inc.	265,781	4,271
*	Barracuda Networks Inc.	227,493	4,250
*,^	Oclaro Inc.	1,192,789	4,151
*	Textura Corp.	190,196	4,104
*	TTM Technologies Inc.	624,106	4,063
*	Internap Corp.	634,044	4,058
*	Immersion Corp.	345,613	4,030
	Daktronics Inc.	457,269	3,987
*	LivePerson Inc.	579,173	3,909
*	Exar Corp.	634,930	3,892
*	Intralinks Holdings Inc.	426,524	3,869
*	SciQuest Inc.	296,949	3,851
	Park Electrochemical Corp.	247,813	3,732
*	Sonus Networks Inc.	523,199	3,730
*	Nanometrics Inc.	245,713	3,720
*	ChannelAdvisor Corp.	268,282	3,716
*	Xcerra Corp.	575,204	3,480
*	Calix Inc.	438,265	3,449
*,^	Digimarc Corp.	94,229	3,440
	Cohu Inc.	284,646	3,436
*	GSI Group Inc.	252,226	3,435
*	TeleCommunication Systems Inc. Class A	680,886	3,384
*	Everi Holdings Inc.	770,598	3,383
*	Rubicon Project Inc.	205,265	3,377
*	ServiceSource International Inc.	725,645	3,345
*	SunEdison Semiconductor Ltd.	415,805	3,260
*	Tangoe Inc.	388,086	3,256
	PC Connection Inc.	142,628	3,229
*	Multi-Fineline Electronix Inc.	155,169	3,209
*	DSP Group Inc.	339,764	3,207
	Checkpoint Systems Inc.	509,266	3,193
*	Pure Storage Inc. Class A	203,282	3,165
*	Digi International Inc.	276,836	3,150
*	PDF Solutions Inc.	281,404	3,050
*	Zix Corp.	595,269	3,024

45

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Lionbridge Technologies Inc.	615,633	3,023
*	Agilysys Inc.	291,836	2,915
*	Axcelis Technologies Inc.	1,091,741	2,828
*	Bazaarvoice Inc.	643,239	2,817
	NVE Corp.	49,967	2,807
*	Ciber Inc.	785,472	2,757
	American Software Inc. Class A	269,838	2,747
*	Glu Mobile Inc.	1,121,637	2,726
*	Autobytel Inc.	117,254	2,645
*	Seachange International Inc.	392,052	2,642
*	NeoPhotonics Corp.	239,202	2,598
*	Kimball Electronics Inc.	233,082	2,562
	Mesa Laboratories Inc.	25,604	2,548
*	Quantum Corp.	2,734,944	2,543
*	Mattson Technology Inc.	683,709	2,413
*	Sigma Designs Inc.	378,936	2,395
	Reis Inc.	99,435	2,360
*	Maxwell Technologies Inc.	327,404	2,338
*	Varonis Systems Inc.	123,930	2,330
*	Silicon Graphics International Corp.	389,652	2,299
*	PFSweb Inc.	165,875	2,135
*	Brightcove Inc.	341,161	2,115
*,^	TubeMogul Inc.	154,435	2,100
*	Alliance Fiber Optic Products Inc.	134,049	2,032
*	United Online Inc.	169,047	1,993
*	Kopin Corp.	729,380	1,984
*,^	SolarEdge Technologies Inc.	70,286	1,980
*	Applied Optoelectronics Inc.	114,052	1,957
*	MoneyGram International Inc.	310,106	1,944
	Electro Rent Corp.	207,592	1,910
*	Electro Scientific Industries Inc.	367,905	1,909
	Black Box Corp.	199,839	1,904
*	Jive Software Inc.	465,698	1,900
*	Carbonite Inc.	191,833	1,880
*	Telenav Inc.	330,079	1,878
*	Liquidity Services Inc.	288,231	1,873
*	QuinStreet Inc.	431,218	1,850
*	Napco Security Technologies Inc.	308,069	1,818
*	Five9 Inc.	208,458	1,814
	QAD Inc. Class A	87,271	1,791
*	EMCORE Corp.	281,202	1,724
*	Workiva Inc.	96,069	1,688
*	Model N Inc.	148,132	1,653
*	MeetMe Inc.	456,008	1,633
	ModusLink Global Solutions Inc.	657,261	1,630
*	Vishay Precision Group Inc.	142,820	1,617
*	Avid Technology Inc.	219,682	1,601
*	A10 Networks Inc.	242,678	1,592
*	Ultra Clean Holdings Inc.	310,345	1,589
*	Cascade Microtech Inc.	96,333	1,565
	Bel Fuse Inc. Class B	90,071	1,557
*,^	Park City Group Inc.	128,710	1,533
*	PRGX Global Inc.	410,515	1,527
*,^	Clearfield Inc.	111,583	1,496
*	Mitek Systems Inc.	357,566	1,470
*	Higher One Holdings Inc.	440,823	1,428
*	KVH Industries Inc.	150,001	1,413
	Marchex Inc. Class B	362,372	1,410
*,^	MicroVision Inc.	487,370	1,394
*	Covisint Corp.	552,843	1,382
*	Datalink Corp.	196,499	1,336
*	Alarm.com Holdings Inc.	79,433	1,325
*,^	VirnetX Holding Corp.	513,009	1,318
*	Rosetta Stone Inc.	195,257	1,306

46

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Guidance Software Inc.	215,014	1,294
*	PCM Inc.	130,304	1,294
*	Unwired Planet Inc.	1,487,256	1,283
*,^	Research Frontiers Inc.	243,678	1,270
*,^	OPOWER Inc.	120,038	1,268
*	AXT Inc.	508,712	1,262
*	RealNetworks Inc.	295,070	1,254
*	Limelight Networks Inc.	832,075	1,215
*	TechTarget Inc.	150,918	1,212
*	Intevac Inc.	256,661	1,209
*	EnerNOC Inc.	304,754	1,173
*	Kemet Corp.	494,776	1,173
*	BSQUARE Corp.	190,833	1,162
*	Hutchinson Technology Inc.	321,727	1,155
*	Key Tronic Corp.	151,757	1,153
	TransAct Technologies Inc.	131,907	1,132
	MOCON Inc.	76,909	1,118
	Information Services Group Inc.	307,124	1,112
	TESSCO Technologies Inc.	56,935	1,109
	Computer Task Group Inc.	167,218	1,107
*,^	Neonode Inc.	396,626	1,003
*	USA Technologies Inc.	322,567	994
*	Planet Payment Inc.	321,876	982
	Astro-Med Inc.	66,474	961
*	Amtech Systems Inc.	151,920	951
*	Mattersight Corp.	144,870	950
*	Frequency Electronics Inc.	87,892	933
*,^	MINDBODY Inc. Class A	61,581	932
*,^	Rapid7 Inc.	61,516	931
*	GigOptix Inc.	305,293	928
*	FalconStor Software Inc.	492,052	925
*	Rightside Group Ltd.	109,244	907
*	Support.com Inc.	894,229	903
*	Rocket Fuel Inc.	258,454	902
	NCI Inc. Class A	65,702	897
*	Radisys Corp.	319,102	884
*	Alpha & Omega Semiconductor Ltd.	95,926	882
*,^	CUI Global Inc.	122,766	864
*,^	Aerohive Networks Inc.	165,632	846
*	Everyday Health Inc.	136,568	822
*	iPass Inc.	769,307	769
*	Aware Inc.	233,234	760
*	Match Group Inc.	55,606	753
*	Travelzoo Inc.	89,897	752
	Communications Systems Inc.	95,107	739
*	PAR Technology Corp.	109,671	738
*	Demand Media Inc.	133,787	736
*,^	Violin Memory Inc.	793,485	714
*	Numerex Corp. Class A	110,962	712
*	MobileIron Inc.	195,038	704
*	Control4 Corp.	96,529	702
*	LoJack Corp.	126,117	701
*	Innodata Inc.	244,930	698
	Evolving Systems Inc.	126,133	694
	PC-Tel Inc.	150,656	685
*	Inuvo Inc.	252,010	680
*	Aviat Networks Inc.	880,145	676
	Richardson Electronics Ltd.	115,483	655
*	Care.com Inc.	90,617	649
*,^	CVD Equipment Corp.	64,075	646
*	Marin Software Inc.	178,659	640
*	ID Systems Inc.	137,003	630
*,^	QuickLogic Corp.	553,745	626
*	eGain Corp.	141,680	608

47

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Amber Road Inc.	116,684	594
*	LRAD Corp.	298,088	593
*	ANADIGICS Inc.	928,647	592
*	YuMe Inc.	164,675	578
*	Datawatch Corp.	96,335	576
*	Novatel Wireless Inc.	339,201	566
*	Spark Networks Inc.	146,920	566
*	CyberOptics Corp.	71,696	548
	ClearOne Inc.	42,405	548
*,^	Digital Turbine Inc.	411,410	547
*	MoSys Inc.	494,335	539
*	Pixelworks Inc.	223,206	531
*,^	WidePoint Corp.	750,111	521
*	Apigee Corp.	64,585	519
*	Perceptron Inc.	65,363	509
*	Westell Technologies Inc. Class A	398,465	502
*	NetSol Technologies Inc.	63,619	494
*	GSE Systems Inc.	200,594	481
*	Edgewater Technology Inc.	58,364	467
*	GSI Technology Inc.	125,379	466
*	Data I/O Corp.	181,910	458
*,^	ClearSign Combustion Corp.	91,731	445
	CSP Inc.	63,690	442
*	Tremor Video Inc.	207,051	427
	GlobalSCAPE Inc.	105,926	419
*	Onvia Inc.	108,561	404
*	Wireless Telecom Group Inc.	233,098	401
*,^	Applied DNA Sciences Inc.	121,866	395
*	Imation Corp.	278,995	382
*	Appfolio Inc.	26,150	382
	TheStreet Inc.	248,073	372
	Concurrent Computer Corp.	68,099	337
*	Netlist Inc.	375,120	330
	Optical Cable Corp.	112,873	322
*	Rubicon Technology Inc.	263,073	300
*	IEC Electronics Corp.	91,854	299
*,^	Infosonics Corp.	188,332	298
*	Exa Corp.	25,489	296
*	Zhone Technologies Inc.	277,022	277
*,^	Vringo Inc.	105,864	261
	QAD Inc. Class B	14,091	260
*	Intermolecular Inc.	109,827	255
*	LightPath Technologies Inc. Class A	87,538	248
*	CPI Card Group Inc.	22,841	243
*	Qumu Corp.	87,661	238
*,^	ParkerVision Inc.	1,017,419	237
*	BroadVision Inc.	37,841	227
*	Solar3D Inc.	54,108	200
*,^	Voltari Corp.	38,729	194
*	Identiv Inc.	96,311	192
*,^	Crossroads Systems Inc.	178,804	191
*,^	Digital Ally Inc.	29,747	188
*,^	InterCloud Systems Inc.	187,116	187
*	Echelon Corp.	32,507	183
*	LGL Group Inc.	48,029	178
*	StarTek Inc.	48,825	175
*,^	Live Ventures Inc.	116,522	170
*	Lantronix Inc.	140,583	159
*	Synacor Inc.	90,342	158
*	Sonic Foundry Inc.	29,857	157
*	Smith Micro Software Inc.	206,890	151
*	Xactly Corp.	17,020	145
*	Image Sensing Systems Inc.	37,600	137
*	RELM Wireless Corp.	33,447	132

48

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Luna Innovations Inc.	117,791	127
*	TSR Inc.	27,043	127
*	Remark Media Inc.	24,304	126
*	eMagin Corp.	89,691	125
*	Asure Software Inc.	27,280	123
*	MaxPoint Interactive Inc.	61,378	105
*	Prism Technologies Group Inc.	101,239	101
*,^	Resonant Inc.	35,400	94
	RF Industries Ltd.	20,988	92
*	MRV Communications Inc.	7,445	91
*	Iteris Inc.	40,217	86
	Bel Fuse Inc. Class A	5,719	83
*	Wave Systems Corp. Class A	52,361	73
*,^	Determine Inc.	26,243	68
*,^	Uni-Pixel Inc.	121,373	63
*	Majesco Entertainment Co.	59,583	62
*	Document Security Systems Inc.	357,332	61
	Wayside Technology Group Inc.	3,272	60
*,^	Viggle Inc.	162,598	59
*	inTEST Corp.	12,602	53
*,^	Net Element Inc.	267,714	50
*	Xplore Technologies Corp.	8,900	46
*	Square Inc.	3,177	42
*	Intellicheck Mobilisa Inc.	35,937	40
*,^	6D Global Technologies Inc.	12,565	36
*	Upland Software Inc.	4,979	35
*	Sevcon Inc.	3,344	35
*	Bridgeline Digital Inc.	28,875	33
*	Network-1 Technologies Inc.	14,338	30
*	Ascent Solar Technologies Inc.	204,392	30
*	Giga-tronics Inc.	18,200	29
*	Speed Commerce Inc.	468,340	28
*	RMG Networks Holding Corp.	34,785	26
*	Vicon Industries Inc.	12,700	22
*,^	NXT-ID Inc.	92,774	22
*	Majesco	3,574	21
*	SigmaTron International Inc.	2,686	20
*	ADDvantage Technologies Group Inc.	10,200	18
*	Sysorex Global Holdings Corp.	29,496	17
*	Finjan Holdings Inc.	12,195	14
*	Superconductor Technologies Inc.	49,119	10
*	Dataram Corp.	14,239	9
*	Adesto Technologies Corp.	1,200	9
*	IntriCon Corp.	1,104	8
*,^	xG Technology Inc.	32,087	7
*	Qualstar Corp.	9,220	7
*	Aehr Test Systems	3,200	6
*	Code Rebel Corp.	1,700	5
*,^	WPCS International Inc.	2,914	4
*	Technical Communications Corp.	958	3
*	Cartesian Inc.	1,281	3
	Inventergy Global Inc.	1,496	2
*	LGL Group Inc. Warrants Exp. 06/08/2018	238,900	2
*	Professional Diversity Network Inc.	3,750	2
*	ARI Network Services Inc.	400	2
*	SITO Mobile Ltd.	800	2
*	MAM Software Group Inc.	200	1
*	Glowpoint Inc.	1,550	1
*	SharpSpring Inc.	100	—
*	Qorvo Inc.	2	—
*	Blonder Tongue Laboratories Inc.	180	—
*	Interphase Corp.	15,787	—
			7,132,195

49

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Materials (4.4%)
Celanese Corp. Class A	1,524,722	102,660
* WR Grace & Co.	735,221	73,221
* Crown Holdings Inc.	1,444,004	73,211
Ashland Inc.	644,172	66,156
Albemarle Corp.	1,170,338	65,551
Packaging Corp. of America	1,007,007	63,492
Valspar Corp.	761,085	63,132
RPM International Inc.	1,384,357	60,995
AptarGroup Inc.	659,634	47,922
* Berry Plastics Group Inc.	1,246,453	45,097
Steel Dynamics Inc.	2,495,442	44,594
Bemis Co. Inc.	993,299	44,391
Reliance Steel & Aluminum Co.	753,436	43,631
Graphic Packaging Holding Co.	3,398,961	43,609
Sonoco Products Co.	1,048,626	42,857
NewMarket Corp.	105,041	39,992
* Axalta Coating Systems Ltd.	1,444,285	38,490
Eagle Materials Inc.	522,713	31,588
Scotts Miracle-Gro Co. Class A	475,244	30,658
Sensient Technologies Corp.	476,006	29,903
Olin Corp.	1,721,522	29,713
PolyOne Corp.	916,630	29,112
* Louisiana-Pacific Corp.	1,505,186	27,108
Cabot Corp.	656,130	26,823
Compass Minerals International Inc.	350,775	26,403
Royal Gold Inc.	689,947	25,162
Huntsman Corp.	2,144,599	24,384
Domtar Corp.	653,708	24,155
Silgan Holdings Inc.	421,545	22,645
Westlake Chemical Corp.	409,734	22,257
* Platform Specialty Products Corp.	1,585,844	20,346
KapStone Paper and Packaging Corp.	896,673	20,256
Balchem Corp.	331,017	20,126
HB Fuller Co.	533,697	19,464
* Chemtura Corp.	710,614	19,378
Minerals Technologies Inc.	367,359	16,847
Commercial Metals Co.	1,223,487	16,750
Carpenter Technology Corp.	517,181	15,655
Kaiser Aluminum Corp.	183,881	15,383
Worthington Industries Inc.	497,223	14,986
Innospec Inc.	257,143	13,965
Schweitzer-Mauduit International Inc.	323,399	13,580
* Headwaters Inc.	780,132	13,161
Allegheny Technologies Inc.	1,144,439	12,875
^ United States Steel Corp.	1,518,928	12,121
Axiall Corp.	743,433	11,449
Neenah Paper Inc.	178,441	11,140
Greif Inc. Class A	357,116	11,003
* Stillwater Mining Co.	1,283,079	10,996
Quaker Chemical Corp.	141,456	10,929
* Boise Cascade Co.	417,867	10,668
Chemours Co.	1,920,947	10,296
* Ferro Corp.	923,388	10,268
Calgon Carbon Corp.	566,039	9,764
Stepan Co.	194,353	9,657
A Schulman Inc.	313,436	9,604
* Summit Materials Inc. Class A	473,719	9,493
PH Glatfelter Co.	472,478	8,713
* Clearwater Paper Corp.	185,712	8,455
* Resolute Forest Products Inc.	1,018,575	7,711
Hecla Mining Co.	3,992,651	7,546
Deltic Timber Corp.	124,915	7,354
Materion Corp.	252,976	7,083

50

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	US Concrete Inc.	126,941	6,685
*,^	Flotek Industries Inc.	543,446	6,217
	Wausau Paper Corp.	597,878	6,116
	Innophos Holdings Inc.	208,903	6,054
*	Kraton Performance Polymers Inc.	355,182	5,900
	Haynes International Inc.	144,715	5,310
	Myers Industries Inc.	351,515	4,682
	Rayonier Advanced Materials Inc.	460,211	4,505
*,^	AK Steel Holding Corp.	1,875,261	4,201
*	Koppers Holdings Inc.	229,873	4,195
	Schnitzer Steel Industries Inc.	285,733	4,106
	Mercer International Inc.	443,455	4,013
	American Vanguard Corp.	286,253	4,010
	Tredegar Corp.	283,169	3,857
	Hawkins Inc.	105,456	3,772
*	Globe Specialty Metals Inc.	348,953	3,751
*	Coeur Mining Inc.	1,406,982	3,489
*	AEP Industries Inc.	43,696	3,371
	TimkenSteel Corp.	398,761	3,342
	FutureFuel Corp.	243,637	3,289
*	OMNOVA Solutions Inc.	532,734	3,266
*,^	Trinseo SA	112,664	3,177
^	McEwen Mining Inc.	2,976,613	3,155
	Tronox Ltd. Class A	656,392	2,566
*	Senomyx Inc.	667,854	2,518
*,^	Cliffs Natural Resources Inc.	1,582,758	2,501
	SunCoke Energy Inc.	710,114	2,464
*	Century Aluminum Co.	545,640	2,412
*	Intrepid Potash Inc.	598,537	1,766
	Chase Corp.	41,838	1,704
	Olympic Steel Inc.	146,279	1,694
*	LSB Industries Inc.	222,236	1,611
*	Real Industry Inc.	195,890	1,573
*	Trecora Resources	122,199	1,514
	Kronos Worldwide Inc.	263,388	1,486
	KMG Chemicals Inc.	63,139	1,453
*	Handy & Harman Ltd.	67,552	1,385
*	Codexis Inc.	293,031	1,240
*,^	Horsehead Holding Corp.	588,623	1,207
	Ampco-Pittsburgh Corp.	114,987	1,180
	United States Lime & Minerals Inc.	19,617	1,078
*	Core Molding Technologies Inc.	76,744	985
	Rentech Inc.	263,645	928
	Gold Resource Corp.	543,812	903
*	AgroFresh Solutions Inc.	109,488	693
*	Universal Stainless & Alloy Products Inc.	73,807	686
	Synalloy Corp.	83,094	572
*	UFP Technologies Inc.	23,121	551
*,^	BioAmber Inc.	76,333	472
*,^	A. M. Castle & Co.	184,779	294
*,^	Ryerson Holding Corp.	61,511	287
*	TOR Minerals International Inc.	59,129	267
*	Solitario Exploration & Royalty Corp.	381,460	188
*	General Moly Inc.	828,766	166
*	Comstock Mining Inc.	375,990	150
*,^	Marrone Bio Innovations Inc.	111,158	122
*	Tecnoglass Inc.	5,849	80
*	Mines Management Inc.	201,878	77
*	Paramount Gold Nevada Corp.	61,524	64
*	US Antimony Corp.	181,971	52
*,^	Golden Minerals Co.	176,026	35
*	Pershing Gold Corp.	6,555	23
*	Metabolix Inc.	8,216	13
*	Northern Technologies International Corp.	700	10

51

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Timberline Resources Corp.	30,567	5
	Friedman Industries Inc.	763	4
			1,865,376
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	524,960	1,323
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Exp. 11/06/2017	45,300	295
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
*	Ambit Biosciences Corp. CVR Rights	22,388	14
*	Dara Biosciences Inc CVR Exp. 12/31/2018	15,573	1
*	Clinical Data Contingent Value Rights	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
*	Trubion Pharmaceuticals Inc. CVR	49,686	—
*	Hooper Holmes Inc. Rights Exp. 1/18/2016	472,677	—
*	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	143,287	—
*,^	Biosante Pharmaceutical Inc CVR	44,795	—
*	CIL&D LLC	36,800	—
*	American Medical Alert Corp.	17,992	—
			2,066
Telecommunication Services (1.1%)
*	SBA Communications Corp. Class A	1,306,319	137,255
*	T-Mobile US Inc.	2,871,050	112,315
*,^	Sprint Corp.	8,274,877	29,955
	Telephone & Data Systems Inc.	981,781	25,418
	Cogent Communications Holdings Inc.	433,077	15,023
*	Zayo Group Holdings Inc.	440,553	11,714
*	Vonage Holdings Corp.	1,926,767	11,060
	Consolidated Communications Holdings Inc.	517,649	10,845
*	8x8 Inc.	934,919	10,705
	Shenandoah Telecommunications Co.	246,940	10,631
	Atlantic Tele-Network Inc.	119,019	9,311
*	Cincinnati Bell Inc.	2,366,307	8,519
*	General Communication Inc. Class A	400,609	7,924
*	United States Cellular Corp.	169,632	6,923
	Inteliquent Inc.	385,244	6,846
^	Windstream Holdings Inc.	1,060,572	6,830
*	Iridium Communications Inc.	806,593	6,783
*	inContact Inc.	640,214	6,108
	Spok Holdings Inc.	319,092	5,846
*	FairPoint Communications Inc.	293,928	4,723
*	NII Holdings Inc.	892,862	4,509
*,^	Globalstar Inc.	2,806,973	4,042
*	ORBCOMM Inc.	550,771	3,988
*,^	pdvWireless Inc.	101,832	2,800
*	Lumos Networks Corp.	227,395	2,547
	IDT Corp. Class B	210,623	2,456
*	Boingo Wireless Inc.	289,972	1,920
*,^	Straight Path Communications Inc. Class B	99,420	1,704
*	NTELOS Holdings Corp.	185,016	1,691
*	Hawaiian Telcom Holdco Inc.	61,757	1,535
*	Alaska Communications Systems Group Inc.	618,981	1,083
*,^	Intelsat SA	253,025	1,053
*,^	Towerstream Corp.	588,198	223
*	Elephant Talk Communications Corp.	687,554	186
*	Ooma Inc.	10,240	65
*,^	One Horizon Group Inc.	54,077	63
*	Fusion Telecommunications International Inc.	2,252	7
			474,606
Utilities (3.5%)
	American Water Works Co. Inc.	1,870,754	111,778
	Alliant Energy Corp.	1,178,853	73,619
	Atmos Energy Corp.	1,060,901	66,879

52

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Westar Energy Inc. Class A	1,478,302	62,695
	ITC Holdings Corp.	1,593,806	62,557
	UGI Corp.	1,776,352	59,970
	Aqua America Inc.	1,844,400	54,963
	OGE Energy Corp.	2,086,509	54,854
*	Calpine Corp.	3,403,816	49,253
	Piedmont Natural Gas Co. Inc.	826,854	47,147
	Great Plains Energy Inc.	1,610,982	43,996
	National Fuel Gas Co.	883,533	37,771
	MDU Resources Group Inc.	2,054,361	37,636
	Vectren Corp.	866,008	36,736
	IDACORP Inc.	525,710	35,748
	Questar Corp.	1,832,905	35,705
	Portland General Electric Co.	925,684	33,667
	Cleco Corp.	638,440	33,333
	WGL Holdings Inc.	524,143	33,016
	Hawaiian Electric Industries Inc.	1,132,206	32,777
	New Jersey Resources Corp.	915,632	30,179
	ONE Gas Inc.	555,257	27,857
	Southwest Gas Corp.	497,191	27,425
	NorthWestern Corp.	501,231	27,192
	Laclede Group Inc.	451,763	26,839
	PNM Resources Inc.	841,742	25,732
	Black Hills Corp.	530,721	24,641
	ALLETE Inc.	482,759	24,539
	Avista Corp.	650,817	23,019
	MGE Energy Inc.	379,233	17,596
	South Jersey Industries Inc.	731,927	17,215
	American States Water Co.	390,121	16,366
	El Paso Electric Co.	420,002	16,170
*	Dynegy Inc.	1,153,831	15,461
	Northwest Natural Gas Co.	290,875	14,721
	Empire District Electric Co.	475,893	13,358
	Ormat Technologies Inc.	363,648	13,262
	Pattern Energy Group Inc. Class A	601,001	12,567
	California Water Service Group	525,509	12,229
	Otter Tail Corp.	414,281	11,032
	Chesapeake Utilities Corp.	179,004	10,158
	TerraForm Power Inc. Class A	776,682	9,771
	NRG Yield Inc.	643,549	9,499
	Unitil Corp.	165,050	5,922
	SJW Corp.	188,599	5,592
	Middlesex Water Co.	194,231	5,155
	NRG Yield Inc. Class A	359,211	4,997
*	Talen Energy Corp.	786,936	4,903
	Connecticut Water Service Inc.	106,899	4,063
	York Water Co.	128,896	3,215
	TerraForm Global Inc. Class A	485,668	2,715
	Artesian Resources Corp. Class A	88,712	2,457
*	Vivint Solar Inc.	229,253	2,192
	Genie Energy Ltd. Class B	195,523	2,180
	Delta Natural Gas Co. Inc.	76,795	1,612
*,^	Cadiz Inc.	164,253	864
*	Pure Cycle Corp.	176,746	848
	Spark Energy Inc. Class A	20,494	425
*	US Geothermal Inc.	644,066	403
	Gas Natural Inc.	45,594	340
*	American DG Energy Inc.	65,246	22

			1,478,833
Total Common Stocks (Cost $35,640,073)			42,555,323

53

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2015

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.5%)
3,4	Vanguard Market Liquidity Fund	0.363%		1,041,896,037	1,041,896

				Face
				Amount
			Maturity Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.609%	6/17/16	2,000	1,995
6,7	Freddie Mac Discount Notes	0.220%	3/30/16	5,000	4,996
6,7	Freddie Mac Discount Notes	0.220%	4/15/16	5,000	4,994

					11,985

Total Temporary Cash Investments (Cost $1,053,884)					1,053,881
Total Investments (102.4%) (Cost $36,693,957)					43,609,204
Other Assets and Liabilities—Net (-2.4%)[4]					(1,005,884)
Net Assets (100%)					42,603,320

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $837,297,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $897,282,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $7,390,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

54

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55

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Vanguard Marketing Corporation, Distributor.

SNA980 022016

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)

Common Stocks (99.4%)[1]
Basic Materials (2.3%)
Dow Chemical Co.	21,244,888	1,093,687
EI du Pont de Nemours & Co.	16,068,993	1,070,195
LyondellBasell Industries NV Class A	6,594,731	573,082
Ecolab Inc.	4,876,503	557,774
Praxair Inc.	5,260,231	538,648
PPG Industries Inc.	4,945,385	488,703
Air Products & Chemicals Inc.	3,557,694	462,892
International Paper Co.	7,607,539	286,804
Alcoa Inc.	24,016,095	237,039
Nucor Corp.	5,868,560	236,503
Celanese Corp. Class A	2,758,833	185,752
International Flavors & Fragrances Inc.	1,463,479	175,091
Newmont Mining Corp.	9,691,000	174,341
Eastman Chemical Co.	2,581,855	174,301
CF Industries Holdings Inc.	4,270,226	174,268
Airgas Inc.	1,189,293	164,503
Mosaic Co.	5,834,327	160,969
Freeport-McMoRan Inc.	21,194,290	143,485
* WR Grace & Co.	1,298,145	129,282
Ashland Inc.	1,222,040	125,504
Albemarle Corp.	2,050,215	114,833
RPM International Inc.	2,424,634	106,829
Avery Dennison Corp.	1,672,637	104,807
FMC Corp.	2,439,152	95,444
Steel Dynamics Inc.	4,198,505	75,027
Reliance Steel & Aluminum Co.	1,265,220	73,269
NewMarket Corp.	190,115	72,382
* Axalta Coating Systems Ltd.	2,603,057	69,371
Sensient Technologies Corp.	843,329	52,978
Olin Corp.	3,016,297	52,061
PolyOne Corp.	1,594,973	50,656
Compass Minerals International Inc.	616,963	46,439
Royal Gold Inc.	1,198,792	43,720
Huntsman Corp.	3,808,925	43,307
Domtar Corp.	1,135,328	41,950
Cabot Corp.	1,022,798	41,812
Westlake Chemical Corp.	711,836	38,667
KapStone Paper and Packaging Corp.	1,577,003	35,624
Balchem Corp.	566,582	34,448
* Chemtura Corp.	1,235,279	33,686
^ CONSOL Energy Inc.	4,181,788	33,036
HB Fuller Co.	885,817	32,306
Minerals Technologies Inc.	633,080	29,033
Commercial Metals Co.	2,100,061	28,750
* Platform Specialty Products Corp.	2,162,310	27,742
Carpenter Technology Corp.	895,258	27,099
* Cambrex Corp.	574,942	27,074
Kaiser Aluminum Corp.	305,018	25,518
Worthington Industries Inc.	830,634	25,035
Allegheny Technologies Inc.	1,993,314	22,425
Innospec Inc.	411,426	22,345
^ United States Steel Corp.	2,664,319	21,261
Axiall Corp.	1,279,737	19,708
* Stillwater Mining Co.	2,189,665	18,765
Neenah Paper Inc.	299,096	18,673
^ US Silica Holdings Inc.	979,076	18,338
Chemours Co.	3,310,036	17,742
Stepan Co.	357,047	17,742
Quaker Chemical Corp.	227,172	17,551
* Ferro Corp.	1,551,380	17,251
Calgon Carbon Corp.	943,025	16,267

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	A Schulman Inc.	492,103	15,078
*	Clearwater Paper Corp.	327,381	14,906
	PH Glatfelter Co.	785,707	14,488
	Aceto Corp.	504,105	13,601
	Hecla Mining Co.	6,858,625	12,963
	Globe Specialty Metals Inc.	1,201,691	12,918
	Deltic Timber Corp.	202,255	11,907
*	CSW Industrials Inc.	284,057	10,700
*	Univar Inc.	621,690	10,575
	Innophos Holdings Inc.	338,261	9,803
*	Resolute Forest Products Inc.	1,185,835	8,977
*	Kraton Performance Polymers Inc.	509,037	8,455
	Haynes International Inc.	221,753	8,136
	Wausau Paper Corp.	776,889	7,948
	Rayonier Advanced Materials Inc.	775,831	7,595
*,^	AK Steel Holding Corp.	3,072,188	6,882
	American Vanguard Corp.	484,761	6,792
*	Koppers Holdings Inc.	345,861	6,312
	Tredegar Corp.	458,923	6,251
*	Coeur Mining Inc.	2,460,580	6,102
	FutureFuel Corp.	414,559	5,597
	Hawkins Inc.	153,812	5,502
*	Veritiv Corp.	146,119	5,292
*	OMNOVA Solutions Inc.	758,640	4,650
	Tronox Ltd. Class A	1,132,443	4,428
	Chase Corp.	100,230	4,082
	SunCoke Energy Inc.	1,152,206	3,998
*	Century Aluminum Co.	861,083	3,806
*,^	AgroFresh Solutions Inc.	598,300	3,787
*	Real Industry Inc.	466,580	3,747
*,^	Cliffs Natural Resources Inc.	2,357,380	3,725
	KMG Chemicals Inc.	151,079	3,478
*	Intrepid Potash Inc.	1,033,295	3,048
*,^	Senomyx Inc.	780,100	2,941
	Kronos Worldwide Inc.	461,593	2,603
*,^	Peabody Energy Corp.	336,547	2,585
*	LSB Industries Inc.	340,485	2,469
*	Cloud Peak Energy Inc.	1,104,456	2,297
*,^	Horsehead Holding Corp.	1,064,636	2,183
	Olympic Steel Inc.	171,066	1,981
*,^	Westmoreland Coal Co.	335,642	1,974
	Ampco-Pittsburgh Corp.	179,902	1,846
*,^	Uranium Energy Corp.	1,716,068	1,819
	Rentech Inc.	506,989	1,785
*	Codexis Inc.	415,606	1,758
	Gold Resource Corp.	839,595	1,394
*	Fairmount Santrol Holdings Inc.	586,854	1,379
	Synalloy Corp.	168,394	1,159
*,^	Ur-Energy Inc.	1,772,000	1,152
*	Universal Stainless & Alloy Products Inc.	113,899	1,058
	Hallador Energy Co.	206,031	939
*	Northern Technologies International Corp.	62,556	868
*	Ryerson Holding Corp.	128,702	601
	Friedman Industries Inc.	86,825	479
	United-Guardian Inc.	22,924	439
*	Comstock Mining Inc.	1,090,693	436
^	Arch Coal Inc.	379,939	375
*,^	Marrone Bio Innovations Inc.	288,282	317
	Empire Resources Inc.	78,065	290
*	Dynasil Corp. of America	158,073	283
*	NL Industries Inc.	92,843	282
*	Solitario Exploration & Royalty Corp.	537,224	265
*,^	Uranium Resources Inc.	509,666	265
*	General Moly Inc.	1,063,551	213

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*,^	Metabolix Inc.	93,474	144
*,^	Golden Minerals Co.	688,429	138
*,^	Uni-Pixel Inc.	197,660	103
*	Pershing Gold Corp.	28,854	101
*	Ikonics Corp.	6,410	72
*	Centrus Energy Corp. Class A	33,592	44
*	Paramount Gold Nevada Corp.	26,153	27
*	TOR Minerals International Inc.	2,580	12
*	Finjan Holdings Inc.	6,800	8
			9,158,407
Consumer Goods (10.2%)
	Procter & Gamble Co.	49,897,085	3,962,328
	Coca-Cola Co.	71,806,305	3,084,799
	PepsiCo Inc.	26,732,123	2,671,074
	Philip Morris International Inc.	28,417,610	2,498,192
	Altria Group Inc.	35,954,691	2,092,923
	NIKE Inc. Class B	24,746,368	1,546,648
	Mondelez International Inc. Class A	27,712,845	1,242,644
	Colgate-Palmolive Co.	16,462,788	1,096,751
	Ford Motor Co.	71,467,623	1,006,979
	General Motors Co.	25,682,193	873,451
	Kimberly-Clark Corp.	6,645,576	845,982
	Kraft Heinz Co.	11,123,611	809,354
	Monsanto Co.	8,071,363	795,191
	Reynolds American Inc.	15,704,149	724,746
	General Mills Inc.	10,958,032	631,840
	Johnson Controls Inc.	11,889,966	469,535
	Delphi Automotive plc	5,144,804	441,064
*,^	Tesla Motors Inc.	1,800,517	432,142
	Constellation Brands Inc. Class A	3,007,306	428,361
*	Monster Beverage Corp.	2,806,400	418,041
	Archer-Daniels-Midland Co.	10,955,349	401,842
	VF Corp.	6,248,523	388,971
*	Electronic Arts Inc.	5,409,251	371,724
	Activision Blizzard Inc.	9,373,775	362,859
	Estee Lauder Cos. Inc. Class A	4,085,375	359,758
	ConAgra Foods Inc.	7,920,205	333,916
	Kellogg Co.	4,528,893	327,303
	Dr Pepper Snapple Group Inc.	3,441,528	320,750
	Clorox Co.	2,358,820	299,169
	Stanley Black & Decker Inc.	2,774,816	296,156
	Tyson Foods Inc. Class A	5,435,322	289,866
	Mead Johnson Nutrition Co.	3,632,818	286,811
	JM Smucker Co.	2,189,300	270,028
*	Under Armour Inc. Class A	3,299,890	266,004
	Molson Coors Brewing Co. Class B	2,684,731	252,150
	Hershey Co.	2,575,588	229,923
	Genuine Parts Co.	2,630,170	225,905
*	Jarden Corp.	3,835,257	219,070
*	Mohawk Industries Inc.	1,151,349	218,054
	Newell Rubbermaid Inc.	4,899,356	215,964
	Whirlpool Corp.	1,441,251	211,677
	Hanesbrands Inc.	7,177,481	211,233
	DR Horton Inc.	6,418,579	205,587
	Church & Dwight Co. Inc.	2,387,876	202,683
	Hormel Foods Corp.	2,412,244	190,760
	Brown-Forman Corp. Class B	1,888,287	187,469
	Keurig Green Mountain Inc.	2,047,183	184,206
	Coca-Cola Enterprises Inc.	3,728,793	183,606
	Snap-on Inc.	1,058,390	181,440
	Campbell Soup Co.	3,391,016	178,198
	Bunge Ltd.	2,605,566	177,908
	BorgWarner Inc.	4,099,441	177,219
	McCormick & Co. Inc.	2,009,171	171,905

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Lear Corp.	1,386,460	170,299
	Mattel Inc.	6,217,702	168,935
	Coach Inc.	5,075,871	166,133
	Goodyear Tire & Rubber Co.	4,923,279	160,844
	Harley-Davidson Inc.	3,521,631	159,847
	Lennar Corp. Class A	3,173,754	155,228
*	LKQ Corp.	5,021,104	148,775
	Hasbro Inc.	2,059,669	138,739
*	Michael Kors Holdings Ltd.	3,211,315	128,645
*	WhiteWave Foods Co. Class A	3,222,132	125,373
	Ingredion Inc.	1,302,219	124,805
	Harman International Industries Inc.	1,306,055	123,043
	Ralph Lauren Corp. Class A	1,079,862	120,383
*	Middleby Corp.	1,047,909	113,038
*	NVR Inc.	67,744	111,303
	PVH Corp.	1,510,933	111,280
	PulteGroup Inc.	5,740,038	102,287
	Leucadia National Corp.	5,875,189	102,170
*	WABCO Holdings Inc.	996,139	101,865
	Leggett & Platt Inc.	2,365,249	99,388
	Polaris Industries Inc.	1,145,852	98,486
*	Toll Brothers Inc.	2,894,745	96,395
*,^	lululemon athletica Inc.	1,793,627	94,112
	Pinnacle Foods Inc.	2,111,752	89,665
*	Edgewell Personal Care Co.	1,126,414	88,277
*	Visteon Corp.	743,256	85,103
	Gentex Corp.	5,278,677	84,512
	Brunswick Corp.	1,667,396	84,220
*	Tempur Sealy International Inc.	1,138,263	80,202
	Carter's Inc.	893,922	79,586
*	Hain Celestial Group Inc.	1,873,422	75,668
*	Skechers U.S.A. Inc. Class A	2,377,203	71,815
	Flowers Foods Inc.	3,287,021	70,638
*	Post Holdings Inc.	1,133,407	69,931
*,^	Herbalife Ltd.	1,182,085	63,383
	Pool Corp.	734,587	59,340
*	TreeHouse Foods Inc.	742,828	58,282
	CalAtlantic Group Inc.	1,435,613	54,438
	Scotts Miracle-Gro Co. Class A	837,003	53,995
*	Vista Outdoor Inc.	1,146,659	51,038
*	Take-Two Interactive Software Inc.	1,453,057	50,624
*	Helen of Troy Ltd.	514,520	48,494
	Thor Industries Inc.	859,578	48,265
*	Tenneco Inc.	1,039,878	47,741
	Spectrum Brands Holdings Inc.	429,859	43,760
	Tupperware Brands Corp.	783,305	43,591
*	Kate Spade & Co.	2,334,856	41,490
	Snyder's-Lance Inc.	1,196,019	41,023
	Dana Holding Corp.	2,940,188	40,575
	Lancaster Colony Corp.	350,646	40,486
	Cooper Tire & Rubber Co.	1,040,367	39,378
	Vector Group Ltd.	1,650,625	38,938
	Energizer Holdings Inc.	1,128,100	38,423
^	Nu Skin Enterprises Inc. Class A	1,001,424	37,944
	B&G Foods Inc.	1,044,654	36,584
*	Zynga Inc. Class A	13,520,122	36,234
*	Boston Beer Co. Inc. Class A	167,208	33,761
*	TRI Pointe Group Inc.	2,617,214	33,160
*	G-III Apparel Group Ltd.	745,677	33,004
	Avon Products Inc.	7,975,667	32,301
*,^	Fitbit Inc. Class A	1,080,525	31,973
	J&J Snack Foods Corp.	272,916	31,841
*	Darling Ingredients Inc.	2,971,041	31,255
*	Gentherm Inc.	652,626	30,934

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Herman Miller Inc.	1,076,322	30,890
*	Steven Madden Ltd.	1,020,655	30,844
	Wolverine World Wide Inc.	1,770,692	29,588
	HNI Corp.	805,937	29,062
	Dean Foods Co.	1,684,689	28,892
*,^	GoPro Inc. Class A	1,520,089	27,377
*,^	Fossil Group Inc.	744,182	27,207
*	Deckers Outdoor Corp.	575,754	27,176
*	Dorman Products Inc.	572,247	27,165
	Sanderson Farms Inc.	341,522	26,475
^	Pilgrim's Pride Corp.	1,169,464	25,833
	Coty Inc. Class A	997,909	25,576
	Columbia Sportswear Co.	516,818	25,200
	Drew Industries Inc.	412,790	25,135
	Fresh Del Monte Produce Inc.	637,764	24,796
*	American Axle & Manufacturing Holdings Inc.	1,298,670	24,597
	WD-40 Co.	248,130	24,478
*	Meritage Homes Corp.	718,810	24,432
^	Cal-Maine Foods Inc.	515,644	23,895
	Schweitzer-Mauduit International Inc.	547,797	23,002
	La-Z-Boy Inc.	913,849	22,316
	Steelcase Inc. Class A	1,449,511	21,598
	Universal Corp.	383,170	21,488
*,^	Wayfair Inc.	449,123	21,387
	Interface Inc. Class A	1,116,972	21,379
*	Cooper-Standard Holding Inc.	264,830	20,548
	KB Home	1,629,309	20,089
*	Select Comfort Corp.	919,820	19,693
*	Diamond Foods Inc.	483,710	18,647
*	iRobot Corp.	491,183	17,388
	MDC Holdings Inc.	676,440	17,270
*	Tumi Holdings Inc.	1,028,668	17,107
	Oxford Industries Inc.	264,999	16,912
	Knoll Inc.	830,746	15,618
	Callaway Golf Co.	1,638,702	15,437
	Andersons Inc.	483,029	15,278
*	TiVo Inc.	1,756,844	15,162
	Coca-Cola Bottling Co. Consolidated	82,736	15,100
*	Seaboard Corp.	5,158	14,931
*	ACCO Brands Corp.	1,980,908	14,124
	Calavo Growers Inc.	284,544	13,943
*	Crocs Inc.	1,332,238	13,642
*	Universal Electronics Inc.	265,058	13,611
*,^	Blue Buffalo Pet Products Inc.	717,174	13,418
*	USANA Health Sciences Inc.	104,879	13,398
	Standard Motor Products Inc.	348,854	13,274
*	Cavco Industries Inc.	157,454	13,117
	Ethan Allen Interiors Inc.	466,555	12,980
	Briggs & Stratton Corp.	747,396	12,930
*	Boulder Brands Inc.	1,051,290	11,543
^	Tootsie Roll Industries Inc.	362,276	11,444
	Nutrisystem Inc.	516,721	11,182
*	Motorcar Parts of America Inc.	327,259	11,065
	Lennar Corp. Class B	270,198	10,857
	Tower International Inc.	351,438	10,041
*	WCI Communities Inc.	424,199	9,451
	Winnebago Industries Inc.	474,301	9,439
*	Taylor Morrison Home Corp. Class A	586,912	9,391
*	National Beverage Corp.	205,420	9,334
*	M/I Homes Inc.	417,578	9,153
	Phibro Animal Health Corp. Class A	303,349	9,140
*	Nautilus Inc.	533,621	8,922
*	RealD Inc.	822,627	8,679
*	Blount International Inc.	865,771	8,493

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Omega Protein Corp.	368,871	8,189
*	Beazer Homes USA Inc.	712,102	8,182
	John B Sanfilippo & Son Inc.	150,542	8,134
	Movado Group Inc.	310,748	7,989
	Libbey Inc.	369,370	7,875
	National Presto Industries Inc.	94,028	7,791
*	Unifi Inc.	276,404	7,781
*	Modine Manufacturing Co.	854,773	7,736
	Superior Industries International Inc.	419,432	7,726
	Inter Parfums Inc.	316,690	7,544
*	DTS Inc.	327,606	7,397
*,^	LGI Homes Inc.	290,354	7,064
*	William Lyon Homes Class A	407,454	6,723
*	Stoneridge Inc.	440,144	6,514
	Orchids Paper Products Co.	206,129	6,373
*	Central Garden & Pet Co. Class A	450,283	6,124
*	Revlon Inc. Class A	217,362	6,051
	Medifast Inc.	197,637	6,004
*	Fox Factory Holding Corp.	343,326	5,675
*	Century Communities Inc.	319,982	5,667
*	Vera Bradley Inc.	357,670	5,637
*,^	Iconix Brand Group Inc.	819,840	5,599
*	ZAGG Inc.	509,700	5,576
*,^	Eastman Kodak Co.	441,782	5,540
*,^	Sequential Brands Group Inc.	671,449	5,311
	Flexsteel Industries Inc.	115,074	5,084
*	Malibu Boats Inc. Class A	309,834	5,072
	Kimball International Inc. Class B	499,744	4,882
	Bassett Furniture Industries Inc.	189,727	4,758
	MGP Ingredients Inc.	183,270	4,756
	Hooker Furniture Corp.	185,294	4,677
*	Glu Mobile Inc.	1,880,352	4,569
*	Primo Water Corp.	565,387	4,523
*	Central Garden & Pet Co.	333,932	4,515
	Culp Inc.	168,561	4,293
*,^	Elizabeth Arden Inc.	430,117	4,258
	Metaldyne Performance Group Inc.	224,564	4,118
*	Federal-Mogul Holdings Corp.	596,048	4,083
*,^	Jamba Inc.	293,398	3,958
*	Nutraceutical International Corp.	151,045	3,900
*,^	Hovnanian Enterprises Inc. Class A	2,124,056	3,845
*	Perry Ellis International Inc.	208,575	3,842
	Arctic Cat Inc.	225,505	3,694
*	Lipocine Inc.	275,528	3,563
	Oil-Dri Corp. of America	95,357	3,512
	Strattec Security Corp.	60,661	3,427
*,^	Amplify Snack Brands Inc.	282,781	3,258
*,^	JAKKS Pacific Inc.	401,411	3,195
	Titan International Inc.	795,454	3,134
*,^	Freshpet Inc.	365,703	3,105
*	Farmer Brothers Co.	94,199	3,040
	Superior Uniform Group Inc.	178,068	3,024
	Weyco Group Inc.	112,378	3,007
*	Seneca Foods Corp. Class A	99,386	2,880
*	New Home Co. Inc.	219,031	2,839
*	Cherokee Inc.	159,726	2,755
	A-Mark Precious Metals Inc.	141,896	2,724
^	Limoneira Co.	179,488	2,682
*	Inventure Foods Inc.	340,141	2,415
*	Lifevantage Corp.	245,200	2,334
*	Craft Brew Alliance Inc.	269,268	2,254
*,^	Vuzix Corp.	279,152	2,119
*	Black Diamond Inc.	465,414	2,057
*	Castle Brands Inc.	1,613,664	1,985

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Lifetime Brands Inc.	148,347	1,967
	Escalade Inc.	141,344	1,873
	Alico Inc.	47,911	1,854
*	Fenix Parts Inc.	272,016	1,847
	Rocky Brands Inc.	154,882	1,790
*	Skullcandy Inc.	368,189	1,742
	Crown Crafts Inc.	204,279	1,734
*	Core Molding Technologies Inc.	134,770	1,729
	Alliance One International Inc.	147,489	1,692
*	MCBC Holdings Inc.	119,686	1,640
*	Dixie Group Inc.	312,289	1,633
	Nature's Sunshine Products Inc.	160,581	1,625
*	Fuel Systems Solutions Inc.	326,103	1,595
*	LoJack Corp.	276,852	1,539
	Johnson Outdoors Inc. Class A	69,364	1,518
*	Delta Apparel Inc.	107,852	1,514
*	Vince Holding Corp.	328,510	1,505
*	Lakeland Industries Inc.	122,201	1,459
*	Lifeway Foods Inc.	95,840	1,064
	Marine Products Corp.	166,467	1,005
	LS Starrett Co. Class A	95,823	931
*	LeapFrog Enterprises Inc.	1,202,231	854
*	Reed's Inc.	148,219	794
*	S&W Seed Co.	179,327	757
*	Shiloh Industries Inc.	140,270	735
	Rocky Mountain Chocolate Factory Inc.	67,227	723
*	US Auto Parts Network Inc.	236,188	694
*	Mannatech Inc.	36,471	693
	Kewaunee Scientific Corp.	36,368	647
*	Stanley Furniture Co. Inc.	230,972	644
*	Female Health Co.	415,043	602
*	Tandy Leather Factory Inc.	77,119	566
*,^	DS Healthcare Group Inc.	152,892	393
*	Coffee Holding Co. Inc.	96,178	370
*	Summer Infant Inc.	163,915	366
	Acme United Corp.	20,357	346
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	469,988	343
*,^	Nova Lifestyle Inc.	171,576	309
*	Alpha Pro Tech Ltd.	169,806	297
*	Charles & Colvard Ltd.	233,777	262
*	Skyline Corp.	72,991	261
*	RiceBran Technologies	114,553	218
*,^	Clean Diesel Technologies Inc.	229,646	216
*	Natural Alternatives International Inc.	20,875	216
*	Emerson Radio Corp.	183,685	182
*	P&F Industries Inc. Class A	16,709	148
*	Tofutti Brands Inc.	34,800	145
*	Joe's Jeans Inc.	839,567	138
*	Cyanotech Corp.	23,066	126
*	Willamette Valley Vineyards Inc.	15,015	106
*	CCA Industries Inc.	27,573	86
	Unique Fabricating Inc.	6,623	82
	Compx International Inc.	5,846	67
*	CTI Industries Corp.	11,946	60
	Golden Enterprises Inc.	9,731	47
*	Hovnanian Enterprises Inc. Class B	19,300	35
*	Crystal Rock Holdings Inc.	60,150	35
*	Koss Corp.	12,072	24
*	Ocean Bio-Chem Inc.	9,942	21
*	Virco Manufacturing Corp.	4,291	14
*,^	Comstock Holding Cos. Inc. Class A	9,193	13
*	Reliv International Inc.	19,300	12
			41,061,184

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
Consumer Services (13.9%)
*	Amazon.com Inc.	6,875,454	4,647,051
	Home Depot Inc.	23,256,656	3,075,693
	Walt Disney Co.	27,282,122	2,866,805
	Comcast Corp. Class A	44,784,115	2,527,168
	McDonald's Corp.	16,838,583	1,989,310
	CVS Health Corp.	20,301,420	1,984,870
	Wal-Mart Stores Inc.	26,454,106	1,621,637
	Starbucks Corp.	25,866,651	1,552,775
	Costco Wholesale Corp.	8,020,055	1,295,239
	Lowe's Cos. Inc.	16,969,243	1,290,341
	Walgreens Boots Alliance Inc.	14,970,245	1,274,791
*	Priceline Group Inc.	912,678	1,163,619
	Time Warner Cable Inc.	5,188,549	962,943
	Time Warner Inc.	13,924,268	900,482
*	Netflix Inc.	7,444,052	851,451
	TJX Cos. Inc.	11,747,138	832,990
	McKesson Corp.	4,218,758	832,066
	Target Corp.	11,293,004	819,985
	Twenty-First Century Fox Inc. Class A	29,256,384	794,603
	Delta Air Lines Inc.	14,428,207	731,366
	Kroger Co.	16,943,388	708,742
	Yum! Brands Inc.	7,905,295	577,482
*	eBay Inc.	20,907,830	574,547
	Cardinal Health Inc.	6,029,168	538,224
	Southwest Airlines Co.	11,929,317	513,676
	American Airlines Group Inc.	11,565,030	489,779
*	O'Reilly Automotive Inc.	1,718,221	435,432
	L Brands Inc.	4,520,650	433,169
*	AutoZone Inc.	558,862	414,625
	Carnival Corp.	7,558,051	411,763
	Ross Stores Inc.	7,477,112	402,343
*	United Continental Holdings Inc.	7,002,326	401,233
	Sysco Corp.	9,370,317	384,183
	AmerisourceBergen Corp. Class A	3,621,555	375,591
	Dollar General Corp.	5,123,622	368,235
	CBS Corp. Class B	7,767,569	366,086
	Omnicom Group Inc.	4,424,308	334,743
	Royal Caribbean Cruises Ltd.	3,219,478	325,843
	Las Vegas Sands Corp.	7,312,983	320,601
*	Dollar Tree Inc.	4,086,172	315,534
	Nielsen Holdings plc	6,047,652	281,821
*	Chipotle Mexican Grill Inc. Class A	571,735	274,347
	Expedia Inc.	2,133,231	265,161
	Viacom Inc. Class B	6,225,579	256,245
*,^	Charter Communications Inc. Class A	1,331,957	243,881
*	DISH Network Corp. Class A	3,907,584	223,436
*	Liberty Interactive Corp. QVC Group Class A	8,108,261	221,518
	Starwood Hotels & Resorts Worldwide Inc.	3,095,463	214,454
	Hilton Worldwide Holdings Inc.	9,947,654	212,880
	Whole Foods Market Inc.	6,286,158	210,586
	Tractor Supply Co.	2,459,083	210,252
	Marriott International Inc. Class A	3,120,620	209,206
*	Ulta Salon Cosmetics & Fragrance Inc.	1,111,290	205,589
	Macy's Inc.	5,764,318	201,636
*	CarMax Inc.	3,713,703	200,429
	Advance Auto Parts Inc.	1,275,543	191,982
*	MGM Resorts International	8,260,777	187,685
	Alaska Air Group Inc.	2,316,268	186,483
	Signet Jewelers Ltd.	1,458,833	180,443
*	TripAdvisor Inc.	2,045,878	174,411
	Interpublic Group of Cos. Inc.	7,395,519	172,168
*	Norwegian Cruise Line Holdings Ltd.	2,910,904	170,579
	Kohl's Corp.	3,551,310	169,149

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	H&R Block Inc.	5,055,486	168,398
	Foot Locker Inc.	2,547,252	165,801
	Best Buy Co. Inc.	5,365,045	163,366
*	Sirius XM Holdings Inc.	38,404,725	156,307
	Wyndham Worldwide Corp.	2,126,612	154,498
	Tiffany & Co.	1,994,642	152,171
*	Rite Aid Corp.	19,171,449	150,304
*	IHS Inc. Class A	1,243,303	147,244
*	Bed Bath & Beyond Inc.	2,905,859	140,208
	Aramark	4,153,096	133,937
	Darden Restaurants Inc.	2,098,333	133,538
*	Liberty Media Corp.	3,438,982	130,956
*	JetBlue Airways Corp.	5,761,582	130,500
	Nordstrom Inc.	2,587,180	128,867
	Cablevision Systems Corp. Class A	3,868,448	123,403
*	Discovery Communications Inc.	4,804,425	121,168
	News Corp. Class A	8,732,731	116,669
	FactSet Research Systems Inc.	714,979	116,234
	Staples Inc.	11,791,679	111,667
	Domino's Pizza Inc.	992,705	110,438
	TEGNA Inc.	4,075,100	103,997
	Wynn Resorts Ltd.	1,496,394	103,535
	Gap Inc.	4,129,044	101,987
*	Hertz Global Holdings Inc.	6,926,163	98,559
*	ServiceMaster Global Holdings Inc.	2,443,090	95,867
	KAR Auction Services Inc.	2,541,628	94,116
	Service Corp. International	3,443,435	89,598
	Williams-Sonoma Inc.	1,490,276	87,047
*	Panera Bread Co. Class A	438,771	85,464
*	AutoNation Inc.	1,426,559	85,108
	Casey's General Stores Inc.	704,094	84,808
	Vail Resorts Inc.	657,913	84,206
*	AMC Networks Inc. Class A	1,106,998	82,671
*	Sally Beauty Holdings Inc.	2,830,851	78,952
*,^	Copart Inc.	2,058,726	78,252
*	VCA Inc.	1,394,547	76,700
	Scripps Networks Interactive Inc. Class A	1,367,563	75,503
	Six Flags Entertainment Corp.	1,362,215	74,840
	Dunkin' Brands Group Inc.	1,717,957	73,168
*	Discovery Communications Inc. Class A	2,693,157	71,853
*	Sprouts Farmers Market Inc.	2,613,807	69,501
	Dun & Bradstreet Corp.	654,104	67,981
*	Avis Budget Group Inc.	1,823,283	66,167
*	Liberty Media Corp. Class A	1,662,441	65,251
*	Live Nation Entertainment Inc.	2,560,169	62,903
	Cinemark Holdings Inc.	1,878,899	62,812
	Sabre Corp.	2,177,388	60,902
*	Madison Square Garden Co. Class A	373,590	60,447
*	Burlington Stores Inc.	1,387,187	59,510
	Dick's Sporting Goods Inc.	1,642,137	58,050
^	Lions Gate Entertainment Corp.	1,755,077	56,847
*	Office Depot Inc.	10,027,091	56,553
*	Restoration Hardware Holdings Inc.	697,449	55,412
*	Buffalo Wild Wings Inc.	347,078	55,411
*,^	SolarCity Corp.	1,071,388	54,662
^	Cracker Barrel Old Country Store Inc.	430,379	54,585
^	GameStop Corp. Class A	1,928,067	54,063
*	Starz	1,580,969	52,962
	Brinker International Inc.	1,095,603	52,534
*	Spirit Airlines Inc.	1,312,572	52,306
*	Houghton Mifflin Harcourt Co.	2,391,907	52,096
	Jack in the Box Inc.	670,466	51,431
*	Bright Horizons Family Solutions Inc.	769,105	51,376
	CST Brands Inc.	1,293,917	50,644

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Pandora Media Inc.	3,702,919	49,656
	American Eagle Outfitters Inc.	3,189,492	49,437
*	Murphy USA Inc.	813,339	49,402
	Tribune Media Co. Class A	1,453,225	49,134
	GNC Holdings Inc. Class A	1,538,416	47,722
	Rollins Inc.	1,820,260	47,145
	Wendy's Co.	4,256,744	45,845
*	Beacon Roofing Supply Inc.	1,063,950	43,813
	Chemed Corp.	290,561	43,526
	Lithia Motors Inc. Class A	407,442	43,462
	AMERCO	110,638	43,093
	John Wiley & Sons Inc. Class A	944,630	42,537
*	Cabela's Inc.	887,947	41,494
	Allegiant Travel Co. Class A	246,090	41,301
	Texas Roadhouse Inc. Class A	1,127,948	40,347
	Graham Holdings Co. Class B	82,906	40,207
	Sinclair Broadcast Group Inc. Class A	1,233,497	40,138
	Cable One Inc.	91,501	39,680
*	Urban Outfitters Inc.	1,685,571	38,347
	Cheesecake Factory Inc.	790,149	36,434
	Bloomin' Brands Inc.	2,149,528	36,306
	Monro Muffler Brake Inc.	547,806	36,276
	Big Lots Inc.	933,892	35,992
	Churchill Downs Inc.	247,592	35,032
*,^	JC Penney Co. Inc.	5,255,408	35,001
*	Yelp Inc. Class A	1,197,810	34,497
	Gannett Co. Inc.	2,093,294	34,100
	Abercrombie & Fitch Co.	1,260,481	34,033
*	United Natural Foods Inc.	864,252	34,017
*	Grand Canyon Education Inc.	837,830	33,614
*	DreamWorks Animation SKG Inc. Class A	1,271,703	32,772
*	SUPERVALU Inc.	4,823,871	32,706
	Core-Mark Holding Co. Inc.	395,934	32,443
*	Hawaiian Holdings Inc.	912,642	32,244
*	Pinnacle Entertainment Inc.	1,031,985	32,115
	DSW Inc. Class A	1,344,150	32,071
	New York Times Co. Class A	2,375,572	31,880
*	Ascena Retail Group Inc.	3,221,266	31,729
	Choice Hotels International Inc.	627,594	31,637
	Penske Automotive Group Inc.	741,574	31,398
	Nexstar Broadcasting Group Inc. Class A	529,717	31,094
*	WebMD Health Corp.	640,297	30,926
	Matthews International Corp. Class A	568,071	30,363
	Hillenbrand Inc.	1,020,672	30,243
*	Five Below Inc.	936,500	30,062
	Dolby Laboratories Inc. Class A	889,359	29,927
	Papa John's International Inc.	533,836	29,825
*	Stamps.com Inc.	271,658	29,776
*	Asbury Automotive Group Inc.	440,187	29,686
	PriceSmart Inc.	355,114	29,471
	Aaron's Inc.	1,316,032	29,466
	Group 1 Automotive Inc.	387,960	29,369
*	Michaels Cos. Inc.	1,325,237	29,301
	Meredith Corp.	674,205	29,159
	HSN Inc.	573,224	29,045
	Sotheby's	1,112,183	28,650
	Sonic Corp.	880,481	28,448
*	Acxiom Corp.	1,341,868	28,072
	Time Inc.	1,776,309	27,835
*	Boyd Gaming Corp.	1,393,204	27,683
	Morningstar Inc.	342,868	27,570
	DeVry Education Group Inc.	1,085,214	27,467
*	Hyatt Hotels Corp. Class A	581,431	27,339
^	Regal Entertainment Group Class A	1,419,269	26,782

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Chico's FAS Inc.	2,501,938	26,696
	Dillard's Inc. Class A	400,820	26,338
*	Shutterfly Inc.	589,763	26,280
*	Media General Inc.	1,627,165	26,279
*,^	GrubHub Inc.	1,079,460	26,123
*	Diplomat Pharmacy Inc.	759,393	25,986
*,^	Groupon Inc. Class A	8,346,095	25,623
	DineEquity Inc.	299,405	25,351
*	Express Inc.	1,461,835	25,260
*	Dave & Buster's Entertainment Inc.	602,895	25,165
*	comScore Inc.	607,442	24,996
	SeaWorld Entertainment Inc.	1,245,115	24,516
*	Popeyes Louisiana Kitchen Inc.	405,715	23,734
*	Genesco Inc.	411,435	23,382
*	MSG Networks Inc.	1,118,335	23,261
*	La Quinta Holdings Inc.	1,630,273	22,188
	Marriott Vacations Worldwide Corp.	372,098	21,191
	Extended Stay America Inc.	1,319,759	20,984
*	Penn National Gaming Inc.	1,281,690	20,533
*,^	Diamond Resorts International Inc.	801,134	20,437
	Guess? Inc.	1,072,896	20,256
	ClubCorp Holdings Inc.	1,103,136	20,154
	Children's Place Inc.	362,271	19,997
	Caleres Inc.	742,620	19,917
	EW Scripps Co. Class A	1,036,248	19,689
*	Four Corners Property Trust Inc.	790,307	19,094
	MDC Partners Inc. Class A	870,531	18,908
*	Fresh Market Inc.	789,618	18,493
*	Gray Television Inc.	1,125,967	18,353
*	Vitamin Shoppe Inc.	537,492	17,576
*	Krispy Kreme Doughnuts Inc.	1,142,439	17,217
	Cato Corp. Class A	461,622	16,997
*	Pep Boys-Manny Moe & Jack	920,952	16,955
*	Constant Contact Inc.	577,886	16,897
	Scholastic Corp.	430,786	16,611
	SkyWest Inc.	867,321	16,496
	National CineMedia Inc.	1,034,070	16,245
	International Speedway Corp. Class A	481,639	16,241
*	Fiesta Restaurant Group Inc.	482,800	16,222
^	Buckle Inc.	525,887	16,187
*,^	Mattress Firm Holding Corp.	355,356	15,860
*	Red Robin Gourmet Burgers Inc.	250,945	15,493
	New Media Investment Group Inc.	792,690	15,426
*	BJ's Restaurants Inc.	351,845	15,295
	Finish Line Inc. Class A	845,064	15,279
	Bob Evans Farms Inc.	390,830	15,184
*	Belmond Ltd. Class A	1,590,202	15,107
*	Rush Enterprises Inc. Class A	676,346	14,805
*	Denny's Corp.	1,501,625	14,761
	SpartanNash Co.	650,445	14,076
*	Bankrate Inc.	1,045,421	13,904
	Rent-A-Center Inc.	903,863	13,531
	Sonic Automotive Inc. Class A	586,768	13,355
*	Hibbett Sports Inc.	440,173	13,311
*	Francesca's Holdings Corp.	751,132	13,077
*	Caesars Acquisition Co. Class A	1,882,153	12,817
	Men's Wearhouse Inc.	872,305	12,805
*	Apollo Education Group Inc.	1,630,964	12,509
*,^	Weight Watchers International Inc.	523,224	11,929
*,^	Conn's Inc.	494,934	11,616
*,^	Virgin America Inc.	318,317	11,463
	Interval Leisure Group Inc.	715,694	11,172
*	Strayer Education Inc.	183,426	11,028
	Ingles Markets Inc. Class A	246,180	10,852

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Providence Service Corp.	229,033	10,746
	Fred's Inc. Class A	646,551	10,584
*	Tile Shop Holdings Inc.	614,875	10,084
	Barnes & Noble Inc.	1,154,605	10,057
^	World Wrestling Entertainment Inc. Class A	555,022	9,902
*,^	Zoe's Kitchen Inc.	345,619	9,670
*	Smart & Final Stores Inc.	527,161	9,600
	Ruth's Hospitality Group Inc.	598,086	9,522
*	SP Plus Corp.	398,323	9,520
	Weis Markets Inc.	214,573	9,506
*	Carmike Cinemas Inc.	413,728	9,491
*	Regis Corp.	662,148	9,369
*,^	TrueCar Inc.	972,813	9,281
*,^	Etsy Inc.	1,113,853	9,200
	AMC Entertainment Holdings Inc.	382,444	9,179
	Capella Education Co.	198,166	9,159
*	Chuy's Holdings Inc.	289,515	9,073
*	Rubicon Project Inc.	546,753	8,994
*	FTD Cos. Inc.	342,200	8,955
*,^	Quotient Technology Inc.	1,310,505	8,938
*,^	Scientific Games Corp. Class A	948,640	8,509
*	Performance Food Group Co.	365,632	8,461
*	MarineMax Inc.	458,548	8,446
*,^	Caesars Entertainment Corp.	1,055,446	8,327
	Entravision Communications Corp. Class A	1,079,873	8,326
*	RetailMeNot Inc.	824,172	8,176
*,^	Sears Holdings Corp.	397,331	8,169
*,^	Lands' End Inc.	346,701	8,127
*	Global Eagle Entertainment Inc.	819,922	8,093
*,^	Chegg Inc.	1,200,723	8,081
*,^	Lumber Liquidators Holdings Inc.	465,200	8,076
	Pier 1 Imports Inc.	1,555,636	7,918
*	Blue Nile Inc.	211,426	7,850
*	Lindblad Expeditions Holdings Inc.	701,800	7,797
	Carriage Services Inc. Class A	310,852	7,492
*	Angie's List Inc.	799,487	7,475
	Haverty Furniture Cos. Inc.	339,726	7,284
	Twenty-First Century Fox Inc.	264,459	7,201
*	Carrols Restaurant Group Inc.	586,984	6,891
*	American Public Education Inc.	363,048	6,756
*	XO Group Inc.	418,700	6,724
*	Biglari Holdings Inc.	20,452	6,664
*	Del Frisco's Restaurant Group Inc.	414,753	6,644
*	J Alexander's Holdings Inc.	603,199	6,587
*	Party City Holdco Inc.	505,683	6,528
	Journal Media Group Inc.	540,261	6,494
*	Barnes & Noble Education Inc.	649,286	6,460
	Shoe Carnival Inc.	271,103	6,290
*	Chefs' Warehouse Inc.	370,246	6,176
*	Isle of Capri Casinos Inc.	440,472	6,136
*	Zumiez Inc.	392,083	5,928
	Marcus Corp.	311,052	5,901
	PetMed Express Inc.	336,217	5,763
	Citi Trends Inc.	268,452	5,705
*	Ruby Tuesday Inc.	1,027,649	5,662
*	Sportsman's Warehouse Holdings Inc.	431,762	5,570
	News Corp. Class B	374,454	5,227
*	Eldorado Resorts Inc.	471,674	5,188
*	Tuesday Morning Corp.	795,858	5,173
^	Stage Stores Inc.	546,184	4,976
*	Avid Technology Inc.	681,928	4,971
^	Natural Health Trends Corp.	144,942	4,860
*	K12 Inc.	549,934	4,839
*,^	El Pollo Loco Holdings Inc.	381,396	4,817

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Townsquare Media Inc. Class A	400,835	4,794
*,^	Habit Restaurants Inc. Class A	199,883	4,609
	Speedway Motorsports Inc.	219,771	4,554
*,^	Planet Fitness Inc. Class A	290,732	4,544
*,^	Clean Energy Fuels Corp.	1,261,153	4,540
	Village Super Market Inc. Class A	169,481	4,466
*	Autobytel Inc.	192,349	4,339
	Tribune Publishing Co.	468,895	4,323
*,^	Shake Shack Inc. Class A	107,205	4,245
*	Entercom Communications Corp. Class A	375,390	4,216
*	Potbelly Corp.	355,650	4,165
	Winmark Corp.	44,738	4,161
*	Career Education Corp.	1,115,784	4,050
*,^	TubeMogul Inc.	297,026	4,040
	CSS Industries Inc.	139,794	3,967
	Kirkland's Inc.	273,465	3,965
*	Daily Journal Corp.	19,399	3,919
*	Monarch Casino & Resort Inc.	171,291	3,892
*	Clear Channel Outdoor Holdings Inc. Class A	680,697	3,805
*	Destination XL Group Inc.	687,306	3,794
*	Ascent Capital Group Inc. Class A	223,581	3,738
*	America's Car-Mart Inc.	139,832	3,732
*	1-800-Flowers.com Inc. Class A	505,922	3,683
	Stein Mart Inc.	544,971	3,668
*	Republic Airways Holdings Inc.	913,533	3,590
*	Natural Grocers by Vitamin Cottage Inc.	167,179	3,405
*	Titan Machinery Inc.	310,341	3,392
*	Reading International Inc. Class A	257,620	3,377
*	Overstock.com Inc.	274,766	3,374
	Big 5 Sporting Goods Corp.	329,666	3,293
*,^	Trupanion Inc.	333,826	3,258
*	Build-A-Bear Workshop Inc.	251,847	3,083
	Harte-Hanks Inc.	914,956	2,964
*,^	Boot Barn Holdings Inc.	237,746	2,922
	Liberty Tax Inc.	121,848	2,904
*,^	Wingstop Inc.	126,131	2,877
*	Century Casinos Inc.	368,214	2,865
*	Ollie's Bargain Outlet Holdings Inc.	165,064	2,808
*	Liquidity Services Inc.	428,471	2,785
*	Bravo Brio Restaurant Group Inc.	306,073	2,755
	Saga Communications Inc. Class A	70,337	2,704
	Nathan's Famous Inc.	50,301	2,594
*,^	Container Store Group Inc.	306,721	2,515
*	Intrawest Resorts Holdings Inc.	312,628	2,445
*	RCI Hospitality Holdings Inc.	238,848	2,386
*	Kona Grill Inc.	149,304	2,368
*,^	Bojangles' Inc.	148,014	2,349
*	QuinStreet Inc.	543,218	2,330
*	TechTarget Inc.	283,276	2,275
*	Bridgepoint Education Inc.	294,656	2,242
*	West Marine Inc.	262,221	2,226
	Destination Maternity Corp.	246,070	2,146
	Marchex Inc. Class B	550,813	2,143
*,^	Papa Murphy's Holdings Inc.	189,982	2,139
*,^	Noodles & Co. Class A	207,783	2,013
*	Everyday Health Inc.	313,070	1,885
*	Red Lion Hotels Corp.	266,079	1,865
*	Sears Hometown and Outlet Stores Inc.	224,008	1,792
*	PCM Inc.	177,713	1,765
	Collectors Universe Inc.	113,601	1,761
*	Gaiam Inc. Class A	281,679	1,758
	Liberator Medical Holdings Inc.	519,440	1,735
*	Tilly's Inc. Class A	249,034	1,651
	A H Belo Corp. Class A	324,764	1,624

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Golden Entertainment Inc.	158,464	1,621
*	RealNetworks Inc.	372,913	1,585
*	Sizmek Inc.	429,148	1,566
*,^	Gordmans Stores Inc.	477,553	1,504
*	Morgans Hotel Group Co.	443,336	1,494
*	Care.com Inc.	202,548	1,450
*,^	ITT Educational Services Inc.	384,143	1,433
*	Spark Networks Inc.	371,772	1,431
*	Lee Enterprises Inc.	846,548	1,422
*	Luby's Inc.	299,531	1,339
*,^	Fogo De Chao Inc.	87,957	1,333
*	Travelzoo Inc.	157,028	1,314
*	EVINE Live Inc.	730,135	1,300
*	McClatchy Co. Class A	1,026,888	1,243
*	Cambium Learning Group Inc.	244,281	1,185
	Wayside Technology Group Inc.	60,780	1,115
*	Christopher & Banks Corp.	655,885	1,082
*,^	Empire Resorts Inc.	54,664	984
*	New York & Co. Inc.	425,060	973
*,^	Digital Turbine Inc.	699,068	930
*	Radio One Inc.	538,531	926
*	Cumulus Media Inc. Class A	2,759,359	911
*,^	Rave Restaurant Group Inc.	139,116	889
*,^	hhgregg Inc.	239,391	876
*	Demand Media Inc.	155,814	857
	Salem Media Group Inc. Class A	161,980	807
*	Good Times Restaurants Inc.	160,052	768
*	YuMe Inc.	218,763	768
	TheStreet Inc.	477,535	716
*	Famous Dave's of America Inc.	102,790	713
	Peak Resorts Inc.	115,009	691
*,^	YOU On Demand Holdings Inc.	325,761	616
*	Ignite Restaurant Group Inc.	132,916	558
*,^	Remark Media Inc.	105,624	547
^	Bon-Ton Stores Inc.	260,323	547
*	CafePress Inc.	132,674	509
	Town Sports International Holdings Inc.	423,943	504
*	Gaming Partners International Corp.	42,177	375
	National American University Holdings Inc.	175,287	366
*,^	Profire Energy Inc.	365,619	362
*,^	Aeropostale Inc.	1,268,354	355
*	Diversified Restaurant Holdings Inc.	148,684	335
*	Dover Downs Gaming & Entertainment Inc.	339,612	330
	Ark Restaurants Corp.	14,102	326
	bebe stores inc	566,914	320
*,^	ReachLocal Inc.	193,721	320
*	Emmis Communications Corp. Class A	479,209	307
*	MaxPoint Interactive Inc.	172,345	295
*	Insignia Systems Inc.	95,048	278
*	Full House Resorts Inc.	160,784	268
*,^	Live Ventures Inc.	171,799	251
*,^	Cosi Inc.	542,509	239
*,^	Fairway Group Holdings Corp.	340,880	225
*,^	Pacific Sunwear of California Inc.	804,550	194
	Educational Development Corp.	17,310	192
*,^	SFX Entertainment Inc.	960,564	183
*	Spanish Broadcasting System Inc.	51,140	166
	Value Line Inc.	9,438	127
*	Nevada Gold & Casinos Inc.	53,790	122
	Flanigan's Enterprises Inc.	5,074	111
*	Interpace Diagnostics Group Inc.	177,317	88
	Beasley Broadcast Group Inc. Class A	22,997	83
*,^	Viggle Inc.	203,922	73
*	NTN Buzztime Inc.	354,386	57

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Trans World Entertainment Corp.	15,785	56
*	Perfumania Holdings Inc.	23,034	56
*	Speed Commerce Inc.	811,944	49
	Canterbury Park Holding Corp.	4,200	43
*,^	Net Element Inc.	174,274	33
	Haverty Furniture Cos. Inc. Class A	1,375	29
*	SPAR Group Inc.	19,446	19
*	Premier Exhibitions Inc.	10,767	7
*	Universal Travel Group	42,843	7
*	ONE Group Hospitality Inc.	300	1
			55,577,588
Financials (19.3%)
	Wells Fargo & Co.	84,407,813	4,588,409
*	Berkshire Hathaway Inc. Class B	33,807,482	4,463,940
	JPMorgan Chase & Co.	67,562,732	4,461,167
	Bank of America Corp.	190,988,325	3,214,334
	Visa Inc. Class A	35,691,364	2,767,865
	Citigroup Inc.	51,916,315	2,686,669
	MasterCard Inc. Class A	18,163,115	1,768,361
	American International Group Inc.	21,554,653	1,335,742
	US Bancorp	30,629,004	1,306,940
	Goldman Sachs Group Inc.	7,038,847	1,268,611
	Simon Property Group Inc.	5,678,931	1,104,211
	American Express Co.	15,344,266	1,067,194
	PNC Financial Services Group Inc.	9,327,346	888,989
	Morgan Stanley	26,624,644	846,930
	MetLife Inc.	16,319,273	786,752
	Bank of New York Mellon Corp.	19,048,505	785,179
	American Tower Corporation	7,775,241	753,810
	Charles Schwab Corp.	21,730,113	715,573
	Capital One Financial Corp.	9,750,033	703,757
	Prudential Financial Inc.	8,237,407	670,607
	Public Storage	2,699,851	668,753
	BlackRock Inc.	1,955,921	666,030
	ACE Ltd.	5,649,267	660,117
	Travelers Cos. Inc.	5,636,865	636,177
	Intercontinental Exchange Inc.	2,171,788	556,542
	Chubb Corp.	4,173,676	553,596
	Equity Residential	6,677,475	544,815
	BB&T Corp.	14,350,224	542,582
	CME Group Inc.	5,876,227	532,386
	Marsh & McLennan Cos. Inc.	9,592,538	531,906
	Crown Castle International Corp.	6,122,659	529,304
	McGraw Hill Financial Inc.	4,949,567	487,928
	Aon plc	5,063,107	466,869
	State Street Corp.	7,028,878	466,436
*	Synchrony Financial	15,271,249	464,399
	AvalonBay Communities Inc.	2,507,652	461,734
	Allstate Corp.	7,102,609	441,001
	Welltower Inc.	6,479,963	440,832
	Aflac Inc.	7,060,815	422,943
	Discover Financial Services	7,823,712	419,507
	Prologis Inc.	9,603,324	412,175
	SunTrust Banks Inc.	9,362,972	401,110
	Boston Properties Inc.	2,814,623	358,977
	Ventas Inc.	6,095,026	343,942
	Ameriprise Financial Inc.	3,218,587	342,522
	Equinix Inc.	1,128,474	341,251
	Hartford Financial Services Group Inc.	7,504,605	326,150
	HCP Inc.	8,509,350	325,398
	Progressive Corp.	10,170,495	323,422
	M&T Bank Corp.	2,640,138	319,932
	T. Rowe Price Group Inc.	4,391,615	313,957
	Vornado Realty Trust	3,107,420	310,618

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Moody's Corp.	3,074,585	308,504
Fifth Third Bancorp	14,567,569	292,808
Northern Trust Corp.	4,018,936	289,725
Essex Property Trust Inc.	1,206,030	288,736
Weyerhaeuser Co.	9,366,028	280,794
General Growth Properties Inc.	9,697,301	263,864
Invesco Ltd.	7,756,414	259,685
Citizens Financial Group Inc.	9,663,091	253,076
Franklin Resources Inc.	6,739,244	248,139
Principal Financial Group Inc.	5,370,649	241,572
Equifax Inc.	2,163,684	240,969
Realty Income Corp.	4,555,343	235,192
Macerich Co.	2,898,245	233,859
Regions Financial Corp.	23,930,162	229,730
Lincoln National Corp.	4,538,453	228,103
* Markel Corp.	241,991	213,763
XL Group plc Class A	5,428,455	212,687
Host Hotels & Resorts Inc.	13,848,233	212,432
Loews Corp.	5,456,617	209,534
SL Green Realty Corp.	1,821,309	205,771
Digital Realty Trust Inc.	2,674,555	202,250
KeyCorp	15,303,016	201,847
Kimco Realty Corp.	7,158,715	189,420
Extra Space Storage Inc.	2,135,944	188,412
Federal Realty Investment Trust	1,264,518	184,746
* CBRE Group Inc. Class A	5,187,136	179,371
UDR Inc.	4,763,687	178,972
First Republic Bank	2,654,307	175,344
* Berkshire Hathaway Inc. Class A	863	170,701
Cincinnati Financial Corp.	2,819,235	166,814
FNF Group	4,808,563	166,713
Western Union Co.	9,214,336	165,029
Annaly Capital Management Inc.	17,207,649	161,408
Huntington Bancshares Inc.	14,593,506	161,404
* E*TRADE Financial Corp.	5,356,600	158,770
* Affiliated Managers Group Inc.	990,418	158,229
TD Ameritrade Holding Corp.	4,447,234	154,363
Plum Creek Timber Co. Inc.	3,181,368	151,815
Voya Financial Inc.	4,061,691	149,917
Unum Group	4,447,275	148,050
* Arch Capital Group Ltd.	2,116,904	147,654
* Ally Financial Inc.	7,871,203	146,719
CIT Group Inc.	3,678,621	146,041
Willis Group Holdings plc	2,963,830	143,953
SEI Investments Co.	2,703,471	141,662
New York Community Bancorp Inc.	8,407,049	137,203
Raymond James Financial Inc.	2,350,799	136,276
Comerica Inc.	3,242,703	135,642
* Signature Bank	874,396	134,106
Duke Realty Corp.	6,257,907	131,541
Jones Lang LaSalle Inc.	818,024	130,769
* Alleghany Corp.	273,210	130,575
VEREIT Inc.	16,438,100	130,190
MSCI Inc. Class A	1,750,826	126,287
Arthur J Gallagher & Co.	3,068,774	125,636
Mid-America Apartment Communities Inc.	1,369,728	124,385
Torchmark Corp.	2,166,173	123,818
Nasdaq Inc.	2,124,232	123,567
Camden Property Trust	1,569,378	120,465
Alexandria Real Estate Equities Inc.	1,314,401	118,769
Omega Healthcare Investors Inc.	3,390,467	118,599
Regency Centers Corp.	1,703,021	116,010
Apartment Investment & Management Co.	2,830,882	113,320
* SVB Financial Group	945,386	112,406

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
PartnerRe Ltd.	790,662	110,487
Everest Re Group Ltd.	599,507	109,764
* Liberty Ventures Class A	2,428,398	109,545
East West Bancorp Inc.	2,630,643	109,330
American Capital Agency Corp.	6,283,735	108,960
Lazard Ltd. Class A	2,374,198	106,863
Kilroy Realty Corp.	1,679,761	106,295
WP Carey Inc.	1,746,220	103,027
Reinsurance Group of America Inc. Class A	1,199,484	102,616
Zions Bancorporation	3,734,777	101,959
* Realogy Holdings Corp.	2,668,918	97,869
National Retail Properties Inc.	2,441,421	97,779
Equity LifeStyle Properties Inc.	1,458,280	97,224
CBOE Holdings Inc.	1,495,231	97,040
Axis Capital Holdings Ltd.	1,721,972	96,809
Assurant Inc.	1,192,040	96,007
* Forest City Enterprises Inc. Class A	4,313,147	94,587
Iron Mountain Inc.	3,466,104	93,619
DDR Corp.	5,517,375	92,913
WR Berkley Corp.	1,693,962	92,744
RenaissanceRe Holdings Ltd.	815,653	92,324
CubeSmart	3,001,374	91,902
American Financial Group Inc.	1,256,372	90,559
Brixmor Property Group Inc.	3,481,622	89,895
Lamar Advertising Co. Class A	1,495,323	89,689
People's United Financial Inc.	5,541,705	89,499
BioMed Realty Trust Inc.	3,729,096	88,342
StanCorp Financial Group Inc.	775,695	88,336
PacWest Bancorp	2,005,143	86,422
American Campus Communities Inc.	2,032,074	84,006
Starwood Property Trust Inc.	4,077,418	83,832
Liberty Property Trust	2,691,301	83,565
Taubman Centers Inc.	1,042,541	79,984
Douglas Emmett Inc.	2,534,116	79,014
Old Republic International Corp.	4,213,872	78,504
Legg Mason Inc.	1,980,989	77,714
Navient Corp.	6,679,125	76,476
Spirit Realty Capital Inc.	7,541,421	75,565
Highwoods Properties Inc.	1,708,607	74,495
Investors Bancorp Inc.	5,988,007	74,491
Synovus Financial Corp.	2,270,821	73,529
Hospitality Properties Trust	2,766,278	72,338
* Howard Hughes Corp.	635,988	71,968
Endurance Specialty Holdings Ltd.	1,123,662	71,903
Sovran Self Storage Inc.	668,428	71,729
MarketAxess Holdings Inc.	641,857	71,625
Bank of the Ozarks Inc.	1,445,722	71,505
First American Financial Corp.	1,965,556	70,563
First Niagara Financial Group Inc.	6,456,357	70,051
Assured Guaranty Ltd.	2,629,780	69,505
* Liberty Broadband Corp.	1,336,109	69,291
Weingarten Realty Investors	1,976,149	68,335
Validus Holdings Ltd.	1,447,879	67,022
Brown & Brown Inc.	2,075,537	66,625
Commerce Bancshares Inc.	1,553,228	66,074
CNO Financial Group Inc.	3,437,789	65,627
Eaton Vance Corp.	2,007,732	65,111
* Equity Commonwealth	2,333,859	64,718
Hanover Insurance Group Inc.	782,398	63,640
BankUnited Inc.	1,757,473	63,374
Healthcare Trust of America Inc. Class A	2,347,137	63,302
Senior Housing Properties Trust	4,250,640	63,080
Retail Properties of America Inc.	4,254,557	62,840
Umpqua Holdings Corp.	3,951,372	62,827

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Sun Communities Inc.	914,902	62,698
^	LPL Financial Holdings Inc.	1,469,530	62,675
	EPR Properties	1,057,409	61,806
	Cullen/Frost Bankers Inc.	1,024,487	61,469
	Webster Financial Corp.	1,644,378	61,154
	First Horizon National Corp.	4,190,960	60,853
^	Apple Hospitality REIT Inc.	3,009,824	60,106
	American Homes 4 Rent Class A	3,600,991	59,993
	Post Properties Inc.	1,007,205	59,586
*	Western Alliance Bancorp	1,660,212	59,535
	NorthStar Realty Finance Corp.	3,471,288	59,116
	White Mountains Insurance Group Ltd.	81,138	58,972
	Gramercy Property Trust	7,635,592	58,947
	DCT Industrial Trust Inc.	1,570,342	58,684
	Prosperity Bancshares Inc.	1,210,896	57,953
	Allied World Assurance Co. Holdings AG	1,558,057	57,944
*	LendingClub Corp.	5,176,452	57,200
	Corrections Corp. of America	2,122,576	56,227
	Tanger Factory Outlet Centers Inc.	1,717,704	56,169
	FirstMerit Corp.	2,983,730	55,647
	PrivateBancorp Inc.	1,352,027	55,460
	Paramount Group Inc.	3,051,852	55,239
	Outfront Media Inc.	2,499,228	54,558
*	MGIC Investment Corp.	6,172,238	54,501
	Healthcare Realty Trust Inc.	1,898,316	53,760
	Aspen Insurance Holdings Ltd.	1,104,963	53,370
	Popular Inc.	1,877,472	53,208
	Two Harbors Investment Corp.	6,543,829	53,005
	Columbia Property Trust Inc.	2,239,081	52,574
	LaSalle Hotel Properties	2,057,642	51,770
	New Residential Investment Corp.	4,201,966	51,096
	Piedmont Office Realty Trust Inc. Class A	2,704,712	51,065
	Associated Banc-Corp	2,708,342	50,781
	Radian Group Inc.	3,770,479	50,487
*,^	Zillow Group Inc.	2,146,891	50,409
*	Stifel Financial Corp.	1,188,073	50,327
	Rayonier Inc.	2,250,470	49,960
	Bank of Hawaii Corp.	794,086	49,948
	Chimera Investment Corp.	3,659,848	49,920
	RLJ Lodging Trust	2,302,058	49,794
	AmTrust Financial Services Inc.	800,653	49,304
	Medical Properties Trust Inc.	4,282,836	49,295
	ProAssurance Corp.	1,006,289	48,835
	Federated Investors Inc. Class B	1,687,154	48,337
	Interactive Brokers Group Inc.	1,097,784	47,863
	First Industrial Realty Trust Inc.	2,135,878	47,267
	Sunstone Hotel Investors Inc.	3,772,793	47,122
	Gaming and Leisure Properties Inc.	1,673,646	46,527
	Hudson Pacific Properties Inc.	1,638,075	46,095
	Care Capital Properties Inc.	1,506,713	46,060
	RLI Corp.	728,080	44,959
	Symetra Financial Corp.	1,384,647	43,990
	United Bankshares Inc.	1,185,526	43,853
	Cathay General Bancorp	1,397,804	43,793
	MFA Financial Inc.	6,623,734	43,717
*	Blackhawk Network Holdings Inc.	983,041	43,460
	Fulton Financial Corp.	3,327,698	43,293
	Brandywine Realty Trust	3,161,752	43,190
	Home BancShares Inc.	1,064,105	43,118
	CyrusOne Inc.	1,131,429	42,372
	MB Financial Inc.	1,303,246	42,186
	Wintrust Financial Corp.	868,642	42,147
	FNB Corp.	3,157,534	42,122
	Blackstone Mortgage Trust Inc. Class A	1,569,024	41,987

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Primerica Inc.	887,951	41,938
	Erie Indemnity Co. Class A	438,369	41,926
	Urban Edge Properties	1,776,923	41,669
*	OneMain Holdings Inc. Class A	1,001,894	41,619
	Washington Federal Inc.	1,746,097	41,609
	Waddell & Reed Financial Inc. Class A	1,443,717	41,377
	Communications Sales & Leasing Inc.	2,207,642	41,261
	Ryman Hospitality Properties Inc.	798,953	41,258
*	Texas Capital Bancshares Inc.	832,548	41,145
	IBERIABANK Corp.	745,546	41,057
	GEO Group Inc.	1,412,184	40,826
	NorthStar Asset Management Group Inc.	3,362,748	40,824
	Kennedy-Wilson Holdings Inc.	1,689,949	40,694
	Acadia Realty Trust	1,209,235	40,086
	National Health Investors Inc.	655,949	39,928
	Valley National Bancorp	4,051,275	39,905
	Corporate Office Properties Trust	1,789,494	39,065
	TCF Financial Corp.	2,740,490	38,696
	Kite Realty Group Trust	1,476,098	38,275
	Equity One Inc.	1,405,962	38,172
	CBL & Associates Properties Inc.	3,071,332	37,992
	Education Realty Trust Inc.	997,518	37,786
*	Liberty TripAdvisor Holdings Inc. Class A	1,242,006	37,682
	Janus Capital Group Inc.	2,660,732	37,490
	BancorpSouth Inc.	1,556,640	37,344
	Cousins Properties Inc.	3,949,835	37,247
	DuPont Fabros Technology Inc.	1,170,751	37,218
	Colony Capital Inc. Class A	1,890,426	36,826
	Pebblebrook Hotel Trust	1,301,839	36,478
	American Equity Investment Life Holding Co.	1,515,182	36,410
	Hancock Holding Co.	1,439,756	36,239
	WP Glimcher Inc.	3,361,761	35,668
	Sterling Bancorp	2,172,249	35,234
	UMB Financial Corp.	753,370	35,069
	Retail Opportunity Investments Corp.	1,955,410	35,002
	DiamondRock Hospitality Co.	3,616,283	34,897
	Glacier Bancorp Inc.	1,304,754	34,615
	First Financial Bankshares Inc.	1,131,550	34,139
	First Citizens BancShares Inc. Class A	132,227	34,137
*	Genworth Financial Inc. Class A	9,129,259	34,052
	Evercore Partners Inc. Class A	627,763	33,943
	WisdomTree Investments Inc.	2,160,421	33,875
	PS Business Parks Inc.	381,900	33,390
	BGC Partners Inc. Class A	3,401,520	33,369
	Pinnacle Financial Partners Inc.	649,215	33,344
	Columbia Banking System Inc.	1,023,589	33,277
	New York REIT Inc.	2,884,148	33,168
	Mack-Cali Realty Corp.	1,419,063	33,135
*,^	Credit Acceptance Corp.	154,647	33,098
	Xenia Hotels & Resorts Inc.	2,142,762	32,849
	Selective Insurance Group Inc.	972,729	32,664
	Washington REIT	1,205,285	32,615
	Great Western Bancorp Inc.	1,091,903	31,687
	QTS Realty Trust Inc. Class A	698,376	31,504
	National Penn Bancshares Inc.	2,551,281	31,457
^	Financial Engines Inc.	932,709	31,404
*	PRA Group Inc.	887,509	30,788
*	Santander Consumer USA Holdings Inc.	1,942,090	30,782
	EastGroup Properties Inc.	552,836	30,743
	South State Corp.	422,606	30,407
	American Assets Trust Inc.	784,081	30,070
	CoreSite Realty Corp.	530,065	30,065
	Community Bank System Inc.	749,291	29,927
	Argo Group International Holdings Ltd.	497,661	29,780

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Monogram Residential Trust Inc.	3,038,734	29,658
	Capitol Federal Financial Inc.	2,352,567	29,548
	CVB Financial Corp.	1,743,418	29,499
	Old National Bancorp	2,129,781	28,880
	Alexander & Baldwin Inc.	812,514	28,690
	Physicians Realty Trust	1,699,247	28,649
	EverBank Financial Corp.	1,782,662	28,487
	LTC Properties Inc.	639,822	27,602
	Trustmark Corp.	1,197,795	27,597
*	Enstar Group Ltd.	183,177	27,484
*	Hilltop Holdings Inc.	1,427,189	27,431
	Kemper Corp.	727,405	27,096
	Chesapeake Lodging Trust	1,071,913	26,969
	Astoria Financial Corp.	1,696,872	26,895
	Invesco Mortgage Capital Inc.	2,159,472	26,756
*	Eagle Bancorp Inc.	529,901	26,744
	Lexington Realty Trust	3,324,680	26,597
	STORE Capital Corp.	1,142,388	26,503
	International Bancshares Corp.	1,030,645	26,488
	Pennsylvania REIT	1,175,540	25,709
	First Midwest Bancorp Inc.	1,371,741	25,281
^	Global Net Lease Inc.	3,163,710	25,151
	Simmons First National Corp. Class A	486,544	24,989
*	Liberty Broadband Corp. Class A	481,375	24,863
	Renasant Corp.	718,297	24,717
*	HRG Group Inc.	1,787,229	24,235
	Horace Mann Educators Corp.	729,212	24,195
	Artisan Partners Asset Management Inc. Class A	670,533	24,179
	BBCN Bancorp Inc.	1,402,229	24,146
	Ramco-Gershenson Properties Trust	1,440,769	23,931
	S&T Bancorp Inc.	766,088	23,611
	Sabra Health Care REIT Inc.	1,164,566	23,559
	Chemical Financial Corp.	686,005	23,509
	Select Income REIT	1,183,897	23,465
	Parkway Properties Inc.	1,490,688	23,299
*	FCB Financial Holdings Inc. Class A	648,838	23,222
	Mercury General Corp.	496,975	23,144
*,^	Zillow Group Inc. Class A	883,551	23,008
	Banner Corp.	494,322	22,670
	BOK Financial Corp.	374,993	22,421
	Hatteras Financial Corp.	1,690,199	22,226
	TFS Financial Corp.	1,177,068	22,164
	STAG Industrial Inc.	1,200,774	22,154
	Potlatch Corp.	732,507	22,151
*	SLM Corp.	3,388,804	22,095
	Westamerica Bancorporation	472,230	22,077
	NBT Bancorp Inc.	788,905	21,995
*	Essent Group Ltd.	1,003,565	21,968
	National General Holdings Corp.	986,409	21,563
*,^	St. Joe Co.	1,163,187	21,531
	Northwest Bancshares Inc.	1,607,352	21,522
	Independent Bank Corp.	460,996	21,446
	Empire State Realty Trust Inc.	1,172,196	21,182
	Talmer Bancorp Inc. Class A	1,143,703	20,712
	Provident Financial Services Inc.	1,021,621	20,586
*,^	BofI Holding Inc.	971,598	20,452
	Park National Corp.	225,414	20,395
*	Beneficial Bancorp Inc.	1,524,340	20,304
	PennyMac Mortgage Investment Trust	1,326,931	20,249
	CYS Investments Inc.	2,836,947	20,227
	Rexford Industrial Realty Inc.	1,229,149	20,109
	Union Bankshares Corp.	794,185	20,045
	BNC Bancorp	783,869	19,895
	HFF Inc. Class A	640,064	19,887

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Redwood Trust Inc.	1,505,430	19,872
LegacyTexas Financial Group Inc.	781,767	19,560
WesBanco Inc.	651,318	19,553
Government Properties Income Trust	1,225,240	19,445
First Financial Bancorp	1,050,577	18,984
ServisFirst Bancshares Inc.	393,383	18,697
* MBIA Inc.	2,876,974	18,643
United Community Banks Inc.	949,540	18,507
* iStar Inc.	1,526,614	17,907
* Navigators Group Inc.	208,556	17,892
Ameris Bancorp	526,354	17,891
Apollo Commercial Real Estate Finance Inc.	1,035,716	17,845
Virtus Investment Partners Inc.	151,860	17,837
First Merchants Corp.	701,688	17,837
Hersha Hospitality Trust Class A	816,225	17,761
Summit Hotel Properties Inc.	1,471,930	17,590
* First Cash Financial Services Inc.	468,088	17,521
^ Seritage Growth Properties Class A	435,524	17,517
Franklin Street Properties Corp.	1,680,734	17,396
Terreno Realty Corp.	765,536	17,316
ARMOUR Residential REIT Inc.	788,742	17,163
FelCor Lodging Trust Inc.	2,336,712	17,058
AMERISAFE Inc.	325,810	16,584
NRG Yield Inc.	1,112,519	16,421
Inland Real Estate Corp.	1,543,585	16,393
* Third Point Reinsurance Ltd.	1,215,752	16,303
Boston Private Financial Holdings Inc.	1,414,360	16,039
WSFS Financial Corp.	490,950	15,887
Infinity Property & Casualty Corp.	193,111	15,880
* FNFV Group	1,408,932	15,822
Towne Bank	755,258	15,762
* HealthEquity Inc.	618,548	15,507
Investors Real Estate Trust	2,230,165	15,500
Berkshire Hills Bancorp Inc.	526,767	15,334
National Bank Holdings Corp. Class A	714,297	15,265
New Senior Investment Group Inc.	1,544,545	15,229
Capital Bank Financial Corp.	471,736	15,086
First Commonwealth Financial Corp.	1,660,161	15,058
Lakeland Financial Corp.	322,561	15,038
Cash America International Inc.	493,420	14,778
Capstead Mortgage Corp.	1,690,254	14,773
Wilshire Bancorp Inc.	1,276,478	14,743
Starwood Waypoint Residential Trust	647,963	14,670
Maiden Holdings Ltd.	983,228	14,660
Employers Holdings Inc.	534,143	14,582
Alexander's Inc.	37,594	14,440
Tompkins Financial Corp.	255,689	14,359
Tier REIT Inc.	964,914	14,232
Greenhill & Co. Inc.	487,566	13,949
Brookline Bancorp Inc.	1,210,183	13,917
Northfield Bancorp Inc.	871,427	13,873
* Walker & Dunlop Inc.	481,438	13,870
Safety Insurance Group Inc.	244,721	13,797
Chatham Lodging Trust	664,523	13,609
Stewart Information Services Corp.	363,593	13,573
^ Universal Insurance Holdings Inc.	575,264	13,335
* KCG Holdings Inc. Class A	1,081,622	13,315
Hanmi Financial Corp.	560,242	13,289
Cardinal Financial Corp.	580,539	13,207
City Holding Co.	287,914	13,140
* Green Dot Corp. Class A	795,882	13,068
Nelnet Inc. Class A	386,475	12,974
Meridian Bancorp Inc.	917,049	12,930
State Bank Financial Corp.	609,473	12,817

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Agree Realty Corp.	374,719	12,737
*	Encore Capital Group Inc.	434,664	12,640
*	Black Knight Financial Services Inc. Class A	380,691	12,586
	CenterState Banks Inc.	798,736	12,500
*	Ocwen Financial Corp.	1,782,861	12,427
*	Pacific Premier Bancorp Inc.	582,678	12,382
	American Capital Mortgage Investment Corp.	885,471	12,361
	United Fire Group Inc.	321,720	12,325
	Universal Health Realty Income Trust	246,177	12,311
	InfraREIT Inc.	660,598	12,221
	Altisource Residential Corp.	981,321	12,178
*	LendingTree Inc.	135,951	12,138
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	640,771	12,123
*	Customers Bancorp Inc.	437,200	11,901
	Central Pacific Financial Corp.	535,959	11,802
	FBL Financial Group Inc. Class A	185,357	11,796
	First Potomac Realty Trust	1,028,979	11,730
	Heartland Financial USA Inc.	373,410	11,710
	Sandy Spring Bancorp Inc.	429,396	11,577
	Oritani Financial Corp.	697,676	11,512
	MainSource Financial Group Inc.	501,492	11,474
	Saul Centers Inc.	221,619	11,362
	RE/MAX Holdings Inc. Class A	303,045	11,304
	United Financial Bancorp Inc.	877,161	11,298
*	Piper Jaffray Cos.	276,583	11,174
	Diamond Hill Investment Group Inc.	58,828	11,118
	First Interstate BancSystem Inc. Class A	378,751	11,010
	Heritage Commerce Corp.	902,835	10,798
	Cohen & Steers Inc.	351,801	10,723
	American Residential Properties Inc.	564,193	10,663
	Yadkin Financial Corp.	421,795	10,617
	Flushing Financial Corp.	488,489	10,571
	Opus Bank	282,742	10,453
	Ashford Hospitality Trust Inc.	1,644,892	10,379
*,^	Nationstar Mortgage Holdings Inc.	775,676	10,371
	Community Trust Bancorp Inc.	291,171	10,179
^	New York Mortgage Trust Inc.	1,898,075	10,117
*	Greenlight Capital Re Ltd. Class A	537,893	10,064
	Southside Bancshares Inc.	417,110	10,019
	Urstadt Biddle Properties Inc. Class A	520,127	10,007
	Monmouth Real Estate Investment Corp.	956,491	10,005
	Virtu Financial Inc. Class A	441,536	9,996
	TriCo Bancshares	363,998	9,988
	TrustCo Bank Corp. NY	1,626,538	9,987
	Investment Technology Group Inc.	581,600	9,899
	Bridge Bancorp Inc.	325,132	9,894
	Silver Bay Realty Trust Corp.	626,703	9,814
	Cedar Realty Trust Inc.	1,378,908	9,763
	Rouse Properties Inc.	666,348	9,702
	1st Source Corp.	313,162	9,667
	Anworth Mortgage Asset Corp.	2,213,554	9,629
	National Western Life Group Inc. Class A	38,151	9,612
	Moelis & Co. Class A	323,629	9,443
	Heritage Insurance Holdings Inc.	431,372	9,413
	Washington Trust Bancorp Inc.	237,326	9,379
	Heritage Financial Corp.	494,525	9,317
*	First NBC Bank Holding Co.	247,857	9,267
*,^	Walter Investment Management Corp.	649,993	9,243
	Dime Community Bancshares Inc.	519,929	9,094
	ConnectOne Bancorp Inc.	479,470	8,961
	CareTrust REIT Inc.	806,015	8,826
*	INTL. FCStone Inc.	263,037	8,801
	Banc of California Inc.	592,872	8,668
	First Busey Corp.	415,127	8,564

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	NRG Yield Inc. Class A	610,679	8,495
	Enterprise Financial Services Corp.	299,296	8,485
*	WMIH Corp.	3,260,272	8,444
*	Flagstar Bancorp Inc.	358,569	8,287
	Stock Yards Bancorp Inc.	219,008	8,276
	Getty Realty Corp.	481,922	8,265
	CoBiz Financial Inc.	615,139	8,255
*	HomeStreet Inc.	380,015	8,250
*	Campus Crest Communities Inc.	1,210,310	8,230
	CatchMark Timber Trust Inc. Class A	707,004	7,996
*	Ambac Financial Group Inc.	564,694	7,957
	Winthrop Realty Trust	610,401	7,917
*	Marcus & Millichap Inc.	270,404	7,880
	Great Southern Bancorp Inc.	174,050	7,878
	BancFirst Corp.	132,554	7,770
	James River Group Holdings Ltd.	230,910	7,745
	Bank Mutual Corp.	965,348	7,530
	NewBridge Bancorp	617,261	7,518
	Preferred Apartment Communities Inc. Class A	571,338	7,473
^	Western Asset Mortgage Capital Corp.	729,446	7,455
*,^	On Deck Capital Inc.	705,422	7,266
	Resource Capital Corp.	565,960	7,222
	Camden National Corp.	163,470	7,207
	First Financial Corp.	212,035	7,203
	Ladder Capital Corp.	570,565	7,086
	Ashford Hospitality Prime Inc.	480,898	6,973
*	NMI Holdings Inc. Class A	1,019,255	6,900
	Westwood Holdings Group Inc.	131,472	6,848
*,^	Altisource Portfolio Solutions SA	245,969	6,840
*	HomeTrust Bancshares Inc.	337,097	6,826
*	First Foundation Inc.	288,580	6,808
*	First BanCorp	2,088,949	6,789
	Apollo Residential Mortgage Inc.	560,981	6,704
	Bryn Mawr Bank Corp.	232,630	6,681
*	Del Taco Restaurants Inc.	625,400	6,661
*	CU Bancorp	262,546	6,658
	National Storage Affiliates Trust	388,553	6,656
	Stonegate Bank	202,361	6,650
	Waterstone Financial Inc.	471,058	6,642
	Preferred Bank	200,420	6,618
*	Cowen Group Inc. Class A	1,723,132	6,600
	Federated National Holding Co.	222,595	6,580
	Armada Hoffler Properties Inc.	625,383	6,554
*	Anchor BanCorp Wisconsin Inc.	149,439	6,504
	Metro Bancorp Inc.	206,687	6,486
	Fidelity Southern Corp.	290,304	6,477
	State National Cos. Inc.	650,765	6,384
*	Triumph Bancorp Inc.	386,881	6,384
*	Forestar Group Inc.	583,496	6,383
	Financial Institutions Inc.	226,057	6,330
*	Tejon Ranch Co.	328,059	6,282
*	Seacoast Banking Corp. of Florida	416,525	6,240
	Independent Bank Corp.	406,582	6,192
	AG Mortgage Investment Trust Inc.	482,053	6,190
^	United Development Funding IV	553,167	6,085
	Independence Realty Trust Inc.	806,075	6,054
	Blue Hills Bancorp Inc.	392,810	6,014
	United Community Financial Corp.	1,013,343	5,979
	Lakeland Bancorp Inc.	506,287	5,969
	German American Bancorp Inc.	176,860	5,893
	Southwest Bancorp Inc.	335,700	5,868
	Fidelity & Guaranty Life	230,572	5,850
	EMC Insurance Group Inc.	231,197	5,849
*	Atlantic Capital Bancshares Inc.	390,443	5,849

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	West Bancorporation Inc.	295,741	5,841
	QCR Holdings Inc.	239,488	5,817
	OFG Bancorp	783,644	5,736
	One Liberty Properties Inc.	265,789	5,704
	Independent Bank Group Inc.	177,410	5,677
	Meta Financial Group Inc.	123,306	5,663
	Dynex Capital Inc.	890,813	5,657
	Peoples Bancorp Inc.	297,170	5,599
	HCI Group Inc.	160,352	5,588
	Mercantile Bank Corp.	223,978	5,496
	NexPoint Residential Trust Inc.	418,055	5,472
	Arlington Asset Investment Corp. Class A	413,395	5,469
	Whitestone REIT	454,416	5,458
	First Defiance Financial Corp.	143,156	5,408
	Kearny Financial Corp.	424,483	5,378
	Prudential Bancorp Inc.	354,077	5,368
	First Bancorp	279,699	5,242
*	Franklin Financial Network Inc.	166,949	5,239
	United Insurance Holdings Corp.	306,171	5,236
*	TriState Capital Holdings Inc.	373,844	5,230
*	PennyMac Financial Services Inc. Class A	339,342	5,212
	First of Long Island Corp.	173,690	5,211
	Arrow Financial Corp.	190,991	5,189
*	Green Bancorp Inc.	493,130	5,168
	Ares Commercial Real Estate Corp.	449,212	5,139
*	Safeguard Scientifics Inc.	353,585	5,131
	State Auto Financial Corp.	246,676	5,079
	First Connecticut Bancorp Inc.	283,698	4,939
	Univest Corp. of Pennsylvania	236,037	4,924
	Charter Financial Corp.	371,930	4,913
	Easterly Government Properties Inc.	285,535	4,905
*	Ladenburg Thalmann Financial Services Inc.	1,773,604	4,895
	OneBeacon Insurance Group Ltd. Class A	388,427	4,820
	Newcastle Investment Corp.	1,159,643	4,731
	Horizon Bancorp	169,107	4,728
	Gladstone Commercial Corp.	323,934	4,726
	Suffolk Bancorp	164,229	4,656
^	Peoples Financial Services Corp.	121,669	4,633
*,^	Citizens Inc. Class A	619,412	4,602
	Consolidated-Tomoka Land Co.	87,122	4,592
	GAIN Capital Holdings Inc.	565,801	4,589
	First Community Bancshares Inc.	245,292	4,570
	RAIT Financial Trust	1,686,759	4,554
	UMH Properties Inc.	446,383	4,517
	Peapack Gladstone Financial Corp.	216,221	4,458
*	EZCORP Inc. Class A	881,706	4,400
	Park Sterling Corp.	600,468	4,395
	ZAIS Financial Corp.	290,581	4,382
*	World Acceptance Corp.	117,751	4,369
	Arbor Realty Trust Inc.	605,587	4,330
	Bank of Marin Bancorp	80,364	4,291
*	PICO Holdings Inc.	414,379	4,276
*	First Northwest Bancorp	301,846	4,271
	Houlihan Lokey Inc.	161,454	4,232
*	Bancorp Inc.	648,583	4,131
	Reis Inc.	173,327	4,113
	Federal Agricultural Mortgage Corp.	129,190	4,079
*	FRP Holdings Inc.	119,852	4,068
	OceanFirst Financial Corp.	201,519	4,036
	Cherry Hill Mortgage Investment Corp.	301,492	3,919
	Baldwin & Lyons Inc.	161,081	3,871
*	Phoenix Cos. Inc.	104,501	3,871
	Clifton Bancorp Inc.	267,254	3,832
	Tiptree Financial Inc. Class A	622,227	3,820

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Guaranty Bancorp	230,124	3,806
	Republic Bancorp Inc. Class A	141,050	3,725
^	Orchid Island Capital Inc.	374,028	3,714
	Territorial Bancorp Inc.	132,776	3,683
	Heritage Oaks Bancorp	454,038	3,637
	Bluerock Residential Growth REIT Inc. Class A	303,137	3,592
	Ellington Residential Mortgage REIT	290,777	3,591
	Pacific Continental Corp.	240,884	3,584
*,^	CorEnergy Infrastructure Trust Inc.	241,424	3,583
	Investar Holding Corp.	203,421	3,580
*	Global Indemnity plc	122,407	3,552
	Westfield Financial Inc.	415,733	3,492
	ESSA Bancorp Inc.	252,258	3,451
*	MoneyGram International Inc.	547,471	3,433
	CNB Financial Corp.	189,417	3,415
*	NewStar Financial Inc.	380,250	3,415
	Citizens & Northern Corp.	161,906	3,400
	Southern National Bancorp of Virginia Inc.	258,700	3,379
*	National Commerce Corp.	133,060	3,333
*	Associated Capital Group Inc. Class A	108,856	3,320
*	Sun Bancorp Inc.	160,401	3,311
*	Cascade Bancorp	545,291	3,310
*	C1 Financial Inc.	136,246	3,299
	National Interstate Corp.	122,886	3,281
	City Office REIT Inc.	267,545	3,259
	National Bankshares Inc.	91,093	3,237
*	Old Second Bancorp Inc.	412,781	3,236
	Calamos Asset Management Inc. Class A	330,422	3,198
	Great Ajax Corp.	262,672	3,184
	BankFinancial Corp.	249,742	3,154
*	Southern First Bancshares Inc.	137,887	3,116
	Owens Realty Mortgage Inc.	231,509	3,109
*	Regional Management Corp.	200,718	3,105
*	Enova International Inc.	468,830	3,099
*	CommunityOne Bancorp	225,141	3,033
*	Farmers Capital Bank Corp.	111,552	3,024
*	eHealth Inc.	295,368	2,948
*,^	CPI Card Group Inc.	275,003	2,932
	Macatawa Bank Corp.	476,968	2,886
	Sierra Bancorp	162,405	2,866
*	Atlas Financial Holdings Inc.	143,307	2,852
*,^	Hemisphere Media Group Inc. Class A	193,265	2,851
*	BSB Bancorp Inc.	120,857	2,827
	Provident Financial Holdings Inc.	149,165	2,818
	Pzena Investment Management Inc. Class A	325,258	2,797
	First Financial Northwest Inc.	199,551	2,786
	MidWestOne Financial Group Inc.	91,437	2,781
	Fox Chase Bancorp Inc.	136,431	2,768
	Community Healthcare Trust Inc.	149,247	2,751
*	Entegra Financial Corp.	144,122	2,747
	Ames National Corp.	112,988	2,744
	First Bancorp Inc.	131,912	2,700
	Donegal Group Inc. Class A	191,748	2,700
*,^	Ohr Pharmaceutical Inc.	435,204	2,672
	MidSouth Bancorp Inc.	293,501	2,665
	American National Bankshares Inc.	103,500	2,651
	Oppenheimer Holdings Inc. Class A	151,744	2,637
	Farmland Partners Inc.	239,672	2,629
	Manning & Napier Inc.	301,038	2,556
	Bar Harbor Bankshares	74,164	2,553
	First Business Financial Services Inc.	100,666	2,518
	FBR & Co.	125,966	2,507
^	JAVELIN Mortgage Investment Corp.	399,722	2,506
	Marlin Business Services Corp.	155,534	2,498

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Penns Woods Bancorp Inc.	58,050	2,465
	GAMCO Investors Inc. Class A	78,746	2,444
*	Kansas City Life Insurance Co.	63,502	2,431
	Capital City Bank Group Inc.	153,843	2,361
	Jernigan Capital Inc.	157,394	2,353
*	Republic First Bancorp Inc.	534,080	2,313
	Monarch Financial Holdings Inc.	127,241	2,289
	Northrim BanCorp Inc.	85,717	2,280
	Home Bancorp Inc.	86,917	2,258
	Cape Bancorp Inc.	179,168	2,227
*	Hallmark Financial Services Inc.	184,502	2,157
	Merchants Bancshares Inc.	68,100	2,144
	Hingham Institution for Savings	17,894	2,144
	C&F Financial Corp.	54,712	2,134
	Silvercrest Asset Management Group Inc. Class A	176,868	2,103
	Pulaski Financial Corp.	128,630	2,053
	County Bancorp Inc.	100,841	2,046
^	Wheeler REIT Inc.	1,047,163	2,021
	SI Financial Group Inc.	147,248	2,010
	Investors Title Co.	20,745	2,008
*	Malvern Bancorp Inc.	113,788	1,998
	Enterprise Bancorp Inc.	86,568	1,978
	MutualFirst Financial Inc.	79,243	1,975
	Central Valley Community Bancorp	158,873	1,964
*,^	Impac Mortgage Holdings Inc.	108,621	1,955
*	American Farmland Co.	277,601	1,954
	Sotherly Hotels Inc.	316,777	1,951
*	AV Homes Inc.	149,431	1,914
	Century Bancorp Inc. Class A	44,025	1,913
*	Bear State Financial Inc.	174,664	1,892
	Old Line Bancshares Inc.	105,897	1,861
*	Consumer Portfolio Services Inc.	358,404	1,860
	Blue Capital Reinsurance Holdings Ltd.	107,626	1,846
*	RMR Group Inc. Class A	127,910	1,843
	HF Financial Corp.	95,631	1,806
*	Hampton Roads Bankshares Inc.	974,850	1,794
*	Steel Excel Inc.	121,400	1,786
	Access National Corp.	85,934	1,758
	First Internet Bancorp	61,215	1,756
*	Emergent Capital Inc.	459,330	1,695
	Resource America Inc. Class A	275,524	1,689
*	Veritex Holdings Inc.	101,430	1,644
	Ameriana Bancorp	68,369	1,567
	Middleburg Financial Corp.	83,887	1,550
^	FXCM Inc. Class A	91,929	1,538
*,^	Stonegate Mortgage Corp.	275,084	1,499
*	ASB Bancorp Inc.	58,307	1,499
*	Asta Funding Inc.	187,680	1,492
*	Ashford Inc.	27,884	1,485
*	Southcoast Financial Corp.	95,214	1,481
	Five Oaks Investment Corp.	271,157	1,481
	Cheviot Financial Corp.	96,189	1,475
	Baylake Corp.	100,569	1,469
*	Jason Industries Inc.	381,213	1,441
	Independence Holding Co.	103,421	1,432
	Premier Financial Bancorp Inc.	85,897	1,412
	Chemung Financial Corp.	47,686	1,319
*	Howard Bancorp Inc.	95,866	1,266
*	Nicholas Financial Inc.	107,564	1,253
*	Westbury Bancorp Inc.	69,724	1,238
	Gladstone Land Corp.	140,106	1,212
	HopFed Bancorp Inc.	95,055	1,140
*	UCP Inc.	156,732	1,128
	Urstadt Biddle Properties Inc.	63,312	1,127

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	FS Bancorp Inc.	43,203	1,114
*	American River Bankshares	102,892	1,089
*	Performant Financial Corp.	607,474	1,087
*	Atlantic Coast Financial Corp.	182,552	1,070
	Northeast Bancorp	99,071	1,040
*	Naugatuck Valley Financial Corp.	94,777	1,038
	Federal Agricultural Mortgage Corp. Class A	38,986	1,033
*	Maui Land & Pineapple Co. Inc.	183,834	1,004
*,^	22nd Century Group Inc.	685,715	960
*	Coastway Bancorp Inc.	69,446	913
	Timberland Bancorp Inc.	73,350	910
	Medley Management Inc. Class A	159,760	909
*	Connecture Inc.	250,120	903
	Eastern Virginia Bankshares Inc.	125,374	900
*	First Acceptance Corp.	371,196	883
	River Valley Bancorp	23,724	841
*	BRT Realty Trust	131,617	834
	AmeriServ Financial Inc.	260,540	834
	CB Financial Services Inc.	36,136	828
*,^	Health Insurance Innovations Inc. Class A	119,568	801
*	Security National Financial Corp. Class A	117,672	771
*	First United Corp.	66,348	770
	Bankwell Financial Group Inc.	38,361	761
	First Capital Bancorp Inc.	134,352	747
*	Hamilton Bancorp Inc.	51,930	741
*	Carolina Bank Holdings Inc.	38,934	718
*	Avenue Financial Holdings Inc.	47,482	697
	Hennessy Advisors Inc.	22,997	689
	First Bancshares Inc.	37,481	687
*	1347 Property Insurance Holdings Inc.	86,788	664
	Fifth Street Asset Management Inc.	199,952	652
*	First Bank	82,347	544
	Kingstone Cos. Inc.	58,974	531
*,^	Jacksonville Bancorp Inc.	28,010	525
*	JG Wentworth Co. Class A	291,315	524
*	First Marblehead Corp.	120,617	508
	Ocean Shore Holding Co.	29,568	507
*	Allegiance Bancshares Inc.	21,054	498
	Chicopee Bancorp Inc.	26,693	463
	Salisbury Bancorp Inc.	13,251	443
	United Bancorp Inc.	46,010	442
	Community West Bancshares	59,145	420
	NorthStar Realty Europe Corp.	34,903	412
*,^	Intersections Inc.	137,800	395
	Landmark Bancorp Inc.	14,421	379
*	Royal Bancshares of Pennsylvania Inc.	180,890	378
	California First National Bancorp	28,965	377
	United Community Bancorp	24,354	364
*	Atlanticus Holdings Corp.	108,773	348
	People's Utah Bancorp	19,791	341
*,^	Altisource Asset Management Corp.	19,195	329
	Manhattan Bridge Capital Inc.	71,654	317
	Eagle Bancorp Montana Inc.	25,338	313
*,^	RCS Capital Corp. Class A	965,979	294
	US Global Investors Inc. Class A	231,835	271
	First Savings Financial Group Inc.	7,388	269
	IF Bancorp Inc.	13,647	252
*	Provident Bancorp Inc.	18,153	239
	Pathfinder Bancorp Inc.	14,872	192
	Summit State Bank	13,701	187
	Parke Bancorp Inc.	13,912	174
*	InterGroup Corp.	6,184	158
	Institutional Financial Markets Inc.	124,173	144
	WVS Financial Corp.	11,313	139

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
QC Holdings Inc.	83,632	122
* National Holdings Corp.	37,954	107
* Conifer Holdings Inc.	11,145	103
* Income Opportunity Realty Investors Inc.	12,550	93
Unity Bancorp Inc.	7,242	91
* Polonia Bancorp Inc.	7,462	86
* Sunshine Bancorp Inc.	5,288	80
CIFC Corp.	13,144	73
Atlantic American Corp.	11,780	59
* CVSL Inc.	51,533	51
Two River Bancorp	4,825	48
Citizens First Corp.	3,499	48
United Bancshares Inc.	2,200	40
* RMG Networks Holding Corp.	50,792	38
* JW Mays Inc.	600	35
* Vestin Realty Mortgage II Inc.	12,810	33
* Anchor Bancorp Inc.	1,000	26
* Cordia Bancorp Inc.	5,680	22
Home Federal Bancorp Inc.	980	22
Sussex Bancorp	1,550	20
* ZAIS Group Holdings Inc.	2,192	20
Southwest Georgia Financial Corp.	1,200	19
* Melrose Bancorp Inc.	1,100	17
* Unico American Corp.	1,200	12
* ITUS Corp.	3,555	11
* Prism Technologies Group Inc.	8,626	9
* Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	—
		77,555,749
Health Care (14.0%)
Johnson & Johnson	50,733,121	5,211,306
Pfizer Inc.	113,180,468	3,653,465
Merck & Co. Inc.	51,221,217	2,705,505
Gilead Sciences Inc.	26,426,025	2,674,049
* Allergan plc	7,225,025	2,257,820
Amgen Inc.	13,901,042	2,256,556
Bristol-Myers Squibb Co.	30,580,497	2,103,632
UnitedHealth Group Inc.	17,475,043	2,055,764
Medtronic plc	25,931,450	1,994,647
* Celgene Corp.	14,402,865	1,724,887
AbbVie Inc.	28,470,169	1,686,573
Eli Lilly & Co.	18,279,233	1,540,208
* Biogen Inc.	4,086,058	1,251,764
Abbott Laboratories	27,366,182	1,229,015
* Express Scripts Holding Co.	12,401,484	1,084,014
Thermo Fisher Scientific Inc.	7,329,041	1,039,624
* Regeneron Pharmaceuticals Inc.	1,403,975	762,176
* Alexion Pharmaceuticals Inc.	3,922,621	748,240
Aetna Inc.	6,390,085	690,896
Cigna Corp.	4,719,304	690,576
Anthem Inc.	4,780,138	666,542
Becton Dickinson and Co.	3,863,842	595,379
* Vertex Pharmaceuticals Inc.	4,503,682	566,698
* Illumina Inc.	2,684,211	515,221
Stryker Corp.	5,510,254	512,123
Humana Inc.	2,713,921	484,462
* Boston Scientific Corp.	24,644,073	454,437
* HCA Holdings Inc.	6,001,714	405,896
Zoetis Inc.	8,197,970	392,847
* Mylan NV	7,207,967	389,735
Baxalta Inc.	9,944,281	388,125
Baxter International Inc.	10,025,455	382,471
* Intuitive Surgical Inc.	684,797	374,009
Perrigo Co. plc	2,547,348	368,601
* Incyte Corp.	3,067,264	332,645

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Zimmer Biomet Holdings Inc.	3,173,511	325,570
	St. Jude Medical Inc.	5,179,864	319,960
*	Edwards Lifesciences Corp.	3,953,646	312,259
*	BioMarin Pharmaceutical Inc.	2,952,190	309,271
	CR Bard Inc.	1,352,479	256,214
*	Endo International plc	4,148,360	253,963
*	Henry Schein Inc.	1,517,597	240,069
*	Laboratory Corp. of America Holdings	1,847,630	228,441
*	Alkermes plc	2,743,461	217,776
*	DaVita HealthCare Partners Inc.	3,115,565	217,186
	Universal Health Services Inc. Class B	1,664,373	198,876
*	Waters Corp.	1,425,830	191,888
	Quest Diagnostics Inc.	2,613,472	185,922
*	Hologic Inc.	4,654,074	180,066
*	Mallinckrodt plc	2,133,085	159,192
	DENTSPLY International Inc.	2,559,080	155,720
*	Jazz Pharmaceuticals plc	1,081,606	152,031
*	Medivation Inc.	2,994,570	144,757
*	Varian Medical Systems Inc.	1,773,747	143,319
	ResMed Inc.	2,556,662	137,267
*	Ionis Pharmaceuticals Inc.	2,205,055	136,559
*	Centene Corp.	2,068,862	136,152
*	Alnylam Pharmaceuticals Inc.	1,326,002	124,830
*	United Therapeutics Corp.	791,549	123,964
*	MEDNAX Inc.	1,714,421	122,855
*	IDEXX Laboratories Inc.	1,664,159	121,350
	Cooper Cos. Inc.	890,131	119,456
*	STERIS plc	1,567,231	118,075
*	DexCom Inc.	1,414,422	115,841
*	Sirona Dental Systems Inc.	1,020,614	111,829
*	Dyax Corp.	2,693,690	101,337
*	Quintiles Transnational Holdings Inc.	1,462,539	100,418
	Teleflex Inc.	752,854	98,963
*	Health Net Inc.	1,327,842	90,904
*	Neurocrine Biosciences Inc.	1,587,190	89,787
*	Envision Healthcare Holdings Inc.	3,416,119	88,717
*	Seattle Genetics Inc.	1,841,442	82,644
*	Align Technology Inc.	1,233,804	81,246
*	Anacor Pharmaceuticals Inc.	690,780	78,037
	West Pharmaceutical Services Inc.	1,243,437	74,880
*	Amsurg Corp.	984,588	74,829
	Patterson Cos. Inc.	1,595,327	72,125
*	Ultragenyx Pharmaceutical Inc.	642,894	72,120
*	Charles River Laboratories International Inc.	847,564	68,136
*	PAREXEL International Corp.	994,409	67,739
*	Acadia Healthcare Co. Inc.	1,044,944	65,267
*	ABIOMED Inc.	706,357	63,770
*	WellCare Health Plans Inc.	803,356	62,830
*	Brookdale Senior Living Inc.	3,374,386	62,291
*	Alere Inc.	1,569,954	61,369
	Bio-Techne Corp.	678,367	61,053
*,^	OPKO Health Inc.	6,016,612	60,467
*	LifePoint Health Inc.	798,405	58,603
*	Team Health Holdings Inc.	1,327,687	58,272
*	Horizon Pharma plc	2,634,163	57,082
*,^	Juno Therapeutics Inc.	1,289,140	56,683
*	Tenet Healthcare Corp.	1,819,677	55,136
*,^	Myriad Genetics Inc.	1,276,479	55,093
*	Akorn Inc.	1,458,115	54,402
*	Community Health Systems Inc.	2,049,124	54,363
	HealthSouth Corp.	1,558,883	54,265
*	Impax Laboratories Inc.	1,253,753	53,610
*	ACADIA Pharmaceuticals Inc.	1,482,360	52,846
	Hill-Rom Holdings Inc.	1,075,391	51,683

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Bio-Rad Laboratories Inc. Class A	367,550	50,964
*	Pacira Pharmaceuticals Inc.	644,418	49,485
*	Prestige Brands Holdings Inc.	941,508	48,469
*	Cepheid	1,316,296	48,084
*	NuVasive Inc.	888,536	48,079
*	Bruker Corp.	1,977,764	48,000
*	Molina Healthcare Inc.	761,940	45,815
*	Medicines Co.	1,202,701	44,909
*	Portola Pharmaceuticals Inc.	858,683	44,179
*	Intercept Pharmaceuticals Inc.	291,012	43,463
	Healthcare Services Group Inc.	1,239,028	43,205
*,^	Kite Pharma Inc.	698,567	43,046
*	Catalent Inc.	1,685,978	42,200
*	Bluebird Bio Inc.	643,668	41,336
*	Nektar Therapeutics	2,435,231	41,034
	Owens & Minor Inc.	1,135,780	40,865
*	Wright Medical Group NV	1,680,652	40,638
*	Puma Biotechnology Inc.	503,927	39,508
*	Novavax Inc.	4,689,152	39,342
*	Insulet Corp.	1,038,249	39,256
*	Ophthotech Corp.	483,976	38,007
*	Integra LifeSciences Holdings Corp.	557,711	37,802
	Cantel Medical Corp.	600,944	37,343
*	Neogen Corp.	645,099	36,461
*	Radius Health Inc.	592,098	36,438
*	Masimo Corp.	830,138	34,459
*	Ligand Pharmaceuticals Inc.	315,733	34,232
*	Globus Medical Inc.	1,227,034	34,136
*,^	Agios Pharmaceuticals Inc.	519,987	33,758
*	Acorda Therapeutics Inc.	777,630	33,267
*	Halozyme Therapeutics Inc.	1,861,213	32,255
*	Magellan Health Inc.	489,241	30,167
*	VWR Corp.	1,064,485	30,136
*	Haemonetics Corp.	922,875	29,753
*,^	Intrexon Corp.	974,595	29,384
*	ICU Medical Inc.	259,637	29,282
*,^	Sarepta Therapeutics Inc.	741,967	28,625
*	Celldex Therapeutics Inc.	1,821,465	28,561
*	Halyard Health Inc.	847,531	28,316
*	Intra-Cellular Therapies Inc. Class A	517,090	27,814
*	TESARO Inc.	524,235	27,428
*	FibroGen Inc.	892,014	27,180
*	Natus Medical Inc.	563,072	27,056
*	Air Methods Corp.	642,839	26,954
*	Ironwood Pharmaceuticals Inc. Class A	2,266,013	26,263
*	INC Research Holdings Inc. Class A	533,095	25,860
*	TherapeuticsMD Inc.	2,435,219	25,253
*	Emergent BioSolutions Inc.	630,217	25,215
*	Sage Therapeutics Inc.	415,594	24,229
*,^	Exelixis Inc.	4,118,507	23,228
*	NxStage Medical Inc.	1,034,902	22,675
	Select Medical Holdings Corp.	1,857,693	22,125
	Abaxis Inc.	390,511	21,744
*	Clovis Oncology Inc.	618,426	21,645
*	ImmunoGen Inc.	1,573,922	21,358
*	Acceleron Pharma Inc.	437,644	21,340
*	Achillion Pharmaceuticals Inc.	1,974,731	21,307
*	Surgical Care Affiliates Inc.	531,336	21,152
*	Amedisys Inc.	537,771	21,145
*	Alder Biopharmaceuticals Inc.	625,724	20,668
*	Nevro Corp.	305,728	20,640
*	Amicus Therapeutics Inc.	2,119,438	20,559
*	Insmed Inc.	1,130,354	20,516
*,^	Lannett Co. Inc.	507,166	20,347

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Depomed Inc.	1,121,912	20,340
	CONMED Corp.	448,618	19,762
*	HMS Holdings Corp.	1,579,406	19,490
*	ARIAD Pharmaceuticals Inc.	3,073,425	19,209
*	Zeltiq Aesthetics Inc.	671,256	19,151
*	AMAG Pharmaceuticals Inc.	626,116	18,902
*,^	Cempra Inc.	607,177	18,901
	Kindred Healthcare Inc.	1,583,734	18,862
*	Omnicell Inc.	599,489	18,632
*	PharMerica Corp.	530,568	18,570
	Ensign Group Inc.	818,962	18,533
*,^	ZIOPHARM Oncology Inc.	2,191,857	18,214
	Analogic Corp.	220,510	18,214
*	Five Prime Therapeutics Inc.	436,658	18,121
*	PTC Therapeutics Inc.	549,158	17,793
*,^	MiMedx Group Inc.	1,883,199	17,646
*	PRA Health Sciences Inc.	385,804	17,465
*	Dynavax Technologies Corp.	716,498	17,311
*	Momenta Pharmaceuticals Inc.	1,161,671	17,239
*	Cynosure Inc. Class A	381,866	17,058
*	MacroGenics Inc.	533,323	16,517
*	HeartWare International Inc.	327,573	16,510
*,^	Exact Sciences Corp.	1,746,174	16,117
*,^	Pacific Biosciences of California Inc.	1,222,462	16,051
*	Repligen Corp.	563,887	15,952
^	Theravance Inc.	1,491,407	15,719
*,^	Eagle Pharmaceuticals Inc.	172,434	15,290
*,^	Insys Therapeutics Inc.	523,380	14,984
*,^	Heron Therapeutics Inc.	557,671	14,890
*,^	Relypsa Inc.	524,397	14,861
*,^	Merrimack Pharmaceuticals Inc.	1,870,269	14,775
*	Luminex Corp.	689,348	14,745
	Meridian Bioscience Inc.	712,814	14,627
*	NewLink Genetics Corp.	400,395	14,570
*	BioCryst Pharmaceuticals Inc.	1,404,293	14,492
*,^	Spark Therapeutics Inc.	315,240	14,284
*	Affymetrix Inc.	1,393,612	14,062
*	Merit Medical Systems Inc.	748,510	13,915
*,^	Geron Corp.	2,839,865	13,745
*,^	Aduro Biotech Inc.	471,946	13,281
*	LHC Group Inc.	284,019	12,863
*	Inogen Inc.	320,749	12,859
*	Orthofix International NV	318,405	12,485
*,^	Adeptus Health Inc. Class A	218,967	11,938
*,^	Accelerate Diagnostics Inc.	544,968	11,711
*	Retrophin Inc.	606,109	11,692
*	Spectranetics Corp.	772,782	11,638
*,^	Endologix Inc.	1,152,584	11,411
*	AtriCure Inc.	505,275	11,338
*	Sangamo BioSciences Inc.	1,222,912	11,165
	US Physical Therapy Inc.	206,863	11,104
*	Revance Therapeutics Inc.	324,489	11,085
*	Genomic Health Inc.	314,161	11,058
*	LDR Holding Corp.	440,211	11,054
*	Quidel Corp.	520,616	11,037
*	Supernus Pharmaceuticals Inc.	815,185	10,956
*,^	Cerus Corp.	1,730,614	10,937
*	Array BioPharma Inc.	2,550,098	10,761
*,^	Synergy Pharmaceuticals Inc.	1,875,417	10,634
*	HealthStream Inc.	481,863	10,601
*	Capital Senior Living Corp.	497,461	10,377
*	Aerie Pharmaceuticals Inc.	422,430	10,286
*,^	Omeros Corp.	652,315	10,261
	PDL BioPharma Inc.	2,896,267	10,253

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Dermira Inc.	292,007	10,106
	National HealthCare Corp.	163,572	10,092
*,^	Lexicon Pharmaceuticals Inc.	745,220	9,919
*	Triple-S Management Corp. Class B	414,116	9,901
*	Vascular Solutions Inc.	287,788	9,897
*	Amphastar Pharmaceuticals Inc.	695,030	9,890
*	Hanger Inc.	598,929	9,852
*	Anika Therapeutics Inc.	250,309	9,552
	Invacare Corp.	537,033	9,339
	Atrion Corp.	24,498	9,339
*	CorVel Corp.	211,601	9,294
*	Mirati Therapeutics Inc.	293,744	9,282
*	Accuray Inc.	1,358,816	9,172
*	Blueprint Medicines Corp.	340,865	8,978
*	Enanta Pharmaceuticals Inc.	270,949	8,947
*,^	Albany Molecular Research Inc.	445,836	8,850
*	K2M Group Holdings Inc.	443,495	8,755
*	Civitas Solutions Inc.	301,189	8,671
*,^	Rockwell Medical Inc.	839,802	8,600
*	Bellicum Pharmaceuticals Inc.	415,337	8,419
*	Cardiovascular Systems Inc.	555,733	8,403
*	Arena Pharmaceuticals Inc.	4,410,516	8,380
*	Coherus Biosciences Inc.	346,812	7,963
*	Xencor Inc.	536,520	7,844
*	Otonomy Inc.	277,261	7,694
*,^	Inovio Pharmaceuticals Inc.	1,144,108	7,688
*	Progenics Pharmaceuticals Inc.	1,254,119	7,688
*	Intersect ENT Inc.	340,014	7,650
*,^	Theravance Biopharma Inc.	460,010	7,540
*	Atara Biotherapeutics Inc.	285,353	7,536
*	Raptor Pharmaceutical Corp.	1,447,340	7,526
*	SciClone Pharmaceuticals Inc.	805,597	7,411
*,^	Keryx Biopharmaceuticals Inc.	1,443,078	7,288
*	TG Therapeutics Inc.	610,297	7,281
*,^	MannKind Corp.	5,017,167	7,275
*,^	Epizyme Inc.	448,166	7,180
*,^	Spectrum Pharmaceuticals Inc.	1,187,212	7,159
*	Chimerix Inc.	786,672	7,041
*	Corcept Therapeutics Inc.	1,405,492	6,999
*	Healthways Inc.	543,445	6,994
	Universal American Corp.	978,330	6,848
*	Infinity Pharmaceuticals Inc.	869,739	6,827
*,^	Vanda Pharmaceuticals Inc.	729,027	6,787
*	Surgery Partners Inc.	328,645	6,734
*,^	Teligent Inc.	756,216	6,730
*	Trevena Inc.	639,641	6,716
*,^	ANI Pharmaceuticals Inc.	147,114	6,639
*,^	La Jolla Pharmaceutical Co.	244,938	6,613
*	NeoGenomics Inc.	832,720	6,553
*	Cytokinetics Inc.	623,437	6,521
*	Sagent Pharmaceuticals Inc.	409,442	6,514
*,^	Arrowhead Research Corp.	1,047,279	6,441
*	Sucampo Pharmaceuticals Inc. Class A	370,486	6,406
*	OraSure Technologies Inc.	979,501	6,308
*	Ocata Therapeutics Inc.	738,783	6,221
*	Zogenix Inc.	399,687	5,891
*	Esperion Therapeutics Inc.	260,312	5,795
*	Curis Inc.	1,980,613	5,764
*	Cara Therapeutics Inc.	341,738	5,762
*,^	Advaxis Inc.	572,145	5,756
*	XenoPort Inc.	1,037,253	5,695
*	Lion Biotechnologies Inc.	736,490	5,686
*	Agenus Inc.	1,243,252	5,644
*	AngioDynamics Inc.	463,977	5,633

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*,^	Seres Therapeutics Inc.	160,462	5,631
*	GenMark Diagnostics Inc.	724,812	5,625
*	Almost Family Inc.	144,434	5,522
*	Fluidigm Corp.	508,444	5,496
*,^	Global Blood Therapeutics Inc.	167,077	5,402
*,^	Idera Pharmaceuticals Inc.	1,731,485	5,350
*	Tetraphase Pharmaceuticals Inc.	532,272	5,339
*	BioTelemetry Inc.	452,839	5,289
*	Ignyta Inc.	391,853	5,251
*,^	Regulus Therapeutics Inc.	595,312	5,191
*	Flexion Therapeutics Inc.	265,035	5,107
*	Concert Pharmaceuticals Inc.	267,850	5,081
*,^	Avinger Inc.	220,290	5,003
	CryoLife Inc.	459,695	4,955
*	Paratek Pharmaceuticals Inc.	260,630	4,944
*	SurModics Inc.	243,117	4,928
*	Akebia Therapeutics Inc.	379,515	4,903
*	KemPharm Inc.	245,552	4,877
*	Aegerion Pharmaceuticals Inc.	478,208	4,830
*,^	Immunomedics Inc.	1,555,801	4,776
*,^	Foundation Medicine Inc.	226,696	4,774
*	Rigel Pharmaceuticals Inc.	1,565,724	4,744
*,^	Vital Therapies Inc.	406,446	4,682
*	STAAR Surgical Co.	654,148	4,671
*	Adamas Pharmaceuticals Inc.	159,159	4,507
*	Vitae Pharmaceuticals Inc.	246,418	4,460
*,^	Karyopharm Therapeutics Inc.	334,828	4,436
*	Loxo Oncology Inc.	154,757	4,403
*	Aimmune Therapeutics Inc.	237,211	4,377
*	OncoMed Pharmaceuticals Inc.	186,062	4,194
*	Durect Corp.	1,878,561	4,152
*,^	NantKwest Inc.	239,065	4,143
*,^	Galena Biopharma Inc.	2,816,417	4,140
*	Ardelyx Inc.	225,130	4,079
*,^	Orexigen Therapeutics Inc.	2,320,007	3,990
*,^	BioDelivery Sciences International Inc.	829,997	3,976
*	Oncothyreon Inc.	1,783,153	3,959
*,^	Invitae Corp.	478,321	3,927
*	Versartis Inc.	315,486	3,909
*,^	OvaScience Inc.	397,215	3,881
*,^	Peregrine Pharmaceuticals Inc.	3,311,554	3,875
*,^	ChemoCentryx Inc.	473,107	3,832
*	RTI Surgical Inc.	959,917	3,811
	LeMaitre Vascular Inc.	220,830	3,809
*	Sorrento Therapeutics Inc.	432,002	3,763
*	Pfenex Inc.	302,966	3,751
*,^	Teladoc Inc.	204,400	3,671
*,^	Organovo Holdings Inc.	1,465,710	3,650
*	Tandem Diabetes Care Inc.	308,946	3,649
*,^	InVivo Therapeutics Holdings Corp.	504,254	3,631
*	RadNet Inc.	587,256	3,629
*	Glaukos Corp.	146,622	3,620
*	Immune Design Corp.	179,204	3,598
*,^	CytomX Therapeutics Inc.	172,307	3,596
*	Heska Corp.	92,855	3,592
*	BioSpecifics Technologies Corp.	83,460	3,586
*	Inotek Pharmaceuticals Corp.	310,399	3,517
*,^	Sequenom Inc.	2,122,549	3,481
*	Aclaris Therapeutics Inc.	128,815	3,470
*	Pernix Therapeutics Holdings Inc.	1,175,001	3,466
*,^	CTI BioPharma Corp.	2,813,037	3,460
*	POZEN Inc.	504,525	3,446
*,^	Synthetic Biologics Inc.	1,501,112	3,438
	Utah Medical Products Inc.	58,208	3,407

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Applied Genetic Technologies Corp.	166,190	3,390
*,^	T2 Biosystems Inc.	307,270	3,362
*	Collegium Pharmaceutical Inc.	120,974	3,327
*	Cutera Inc.	256,696	3,283
*	Avalanche Biotechnologies Inc.	338,758	3,225
*	Enzo Biochem Inc.	710,691	3,198
*,^	ConforMIS Inc.	184,488	3,190
*,^	BioTime Inc.	773,439	3,171
*	Aratana Therapeutics Inc.	567,500	3,167
*,^	Navidea Biopharmaceuticals Inc.	2,347,470	3,122
*,^	Northwest Biotherapeutics Inc.	968,768	3,100
*,^	XBiotech Inc.	283,224	3,079
*,^	AAC Holdings Inc.	158,125	3,014
^	Osiris Therapeutics Inc.	288,347	2,993
*,^	Antares Pharma Inc.	2,472,043	2,991
*	NanoString Technologies Inc.	201,894	2,970
*	Catalyst Pharmaceuticals Inc.	1,199,800	2,939
*,^	Ampio Pharmaceuticals Inc.	839,379	2,938
*	Exactech Inc.	161,785	2,936
*	SeaSpine Holdings Corp.	168,394	2,893
*	Dicerna Pharmaceuticals Inc.	243,040	2,885
*	Egalet Corp.	258,605	2,850
*,^	Corindus Vascular Robotics Inc.	869,217	2,790
*,^	REGENXBIO Inc.	165,369	2,745
*	Anthera Pharmaceuticals Inc.	591,332	2,744
*,^	Nobilis Health Corp.	966,224	2,725
*,^	Trovagene Inc.	490,953	2,651
*	Tobira Therapeutics Inc.	263,795	2,651
*,^	XOMA Corp.	1,983,120	2,638
*	Harvard Bioscience Inc.	756,857	2,626
*	iRadimed Corp.	93,477	2,620
*,^	CytRx Corp.	974,643	2,583
*	Ocular Therapeutix Inc.	266,506	2,497
*,^	Tenax Therapeutics Inc.	761,068	2,496
*	Addus HomeCare Corp.	106,130	2,471
*	FONAR Corp.	139,817	2,413
*	Medgenics Inc.	393,767	2,370
*	Symmetry Surgical Inc.	253,270	2,330
	Digirad Corp.	402,221	2,329
*	Zafgen Inc.	363,269	2,285
*	Tonix Pharmaceuticals Holding Corp.	296,420	2,274
*,^	Endocyte Inc.	566,005	2,270
*	Chiasma Inc.	115,872	2,268
*,^	pSivida Corp.	464,129	2,237
*,^	Natera Inc.	199,033	2,150
*	Five Star Quality Care Inc.	663,749	2,111
*	Assembly Biosciences Inc.	280,974	2,110
*	ArQule Inc.	938,958	2,038
*,^	BioScrip Inc.	1,163,038	2,035
*,^	Actinium Pharmaceuticals Inc.	621,760	2,008
*,^	Fibrocell Science Inc.	439,139	1,998
*	Penumbra Inc.	36,548	1,967
*	AcelRx Pharmaceuticals Inc.	505,369	1,946
*	Sientra Inc.	323,353	1,914
*	Kura Oncology Inc.	223,467	1,877
*	Juniper Pharmaceuticals Inc.	178,912	1,843
*,^	CytoSorbents Corp.	328,449	1,829
*	Entellus Medical Inc.	108,082	1,822
*	Corium International Inc.	220,335	1,789
*,^	PharmAthene Inc.	936,223	1,779
*,^	Cidara Therapeutics Inc.	102,887	1,766
*	Derma Sciences Inc.	385,577	1,762
*,^	VIVUS Inc.	1,700,568	1,735
*	Proteon Therapeutics Inc.	111,423	1,728

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Flex Pharma Inc.	130,930	1,630
*	Stemline Therapeutics Inc.	257,682	1,626
*	Genocea Biosciences Inc.	296,791	1,564
*	AxoGen Inc.	309,020	1,545
*,^	Neuralstem Inc.	1,460,535	1,504
*,^	ContraFect Corp.	316,601	1,504
*	Edge Therapeutics Inc.	118,617	1,483
*,^	Fortress Biotech Inc.	526,032	1,468
*,^	Bio-Path Holdings Inc.	1,169,661	1,462
*	Calithera Biosciences Inc.	189,325	1,450
*	Genesis Healthcare Inc.	403,126	1,399
*,^	Athersys Inc.	1,271,125	1,309
*	Alliance HealthCare Services Inc.	140,174	1,287
*,^	Tokai Pharmaceuticals Inc.	145,408	1,268
*	Anavex Life Sciences Corp.	226,958	1,264
*	Nivalis Therapeutics Inc.	161,630	1,251
*	Verastem Inc.	657,912	1,224
*	Dipexium Pharmaceuticals Inc.	107,079	1,199
*	AVEO Pharmaceuticals Inc.	940,983	1,186
*,^	Abeona Therapeutics Inc.	350,821	1,179
*,^	Provectus Biopharmaceuticals Inc. Class A	2,998,219	1,169
*,^	Alimera Sciences Inc.	480,433	1,163
	Psychemedics Corp.	113,707	1,153
*	Pain Therapeutics Inc.	648,731	1,135
*,^	CorMedix Inc.	557,462	1,132
*	Sunesis Pharmaceuticals Inc.	1,253,164	1,125
*	Fate Therapeutics Inc.	328,006	1,105
*,^	Mast Therapeutics Inc.	2,595,186	1,091
*	Marinus Pharmaceuticals Inc.	142,124	1,086
*	aTyr Pharma Inc.	108,007	1,062
*	Tracon Pharmaceuticals Inc.	111,895	1,034
*,^	Rexahn Pharmaceuticals Inc.	2,845,469	1,033
*,^	Asterias Biotherapeutics Inc.	260,159	1,022
*	MediciNova Inc.	286,212	1,016
*,^	Unilife Corp.	2,046,607	1,013
*	IRIDEX Corp.	107,201	996
*	Vericel Corp.	381,091	983
*	Adamis Pharmaceuticals Corp.	175,999	950
*	SCYNEXIS Inc.	152,100	945
*	Kindred Biosciences Inc.	274,066	932
*	InfuSystems Holdings Inc.	303,633	926
*	Veracyte Inc.	127,777	920
*	Achaogen Inc.	157,672	905
*,^	NanoViricides Inc.	765,867	904
*	Neos Therapeutics Inc.	62,411	894
*	Cumberland Pharmaceuticals Inc.	168,495	886
	Span-America Medical Systems Inc.	44,436	882
*	Imprimis Pharmaceuticals Inc.	126,879	879
*	EndoChoice Holdings Inc.	105,116	878
*	OncoSec Medical Inc.	370,200	877
*,^	Caladrius Biosciences Inc.	803,356	868
*,^	IsoRay Inc.	924,245	866
*	Synta Pharmaceuticals Corp.	2,453,522	864
*	EPIRUS Biopharmaceuticals Inc.	276,873	856
*	Carbylan Therapeutics Inc.	234,831	850
*	Ocera Therapeutics Inc.	264,414	825
*	MEI Pharma Inc.	506,940	811
*,^	ContraVir Pharmaceuticals Inc.	498,249	767
*	GlycoMimetics Inc.	131,030	749
	AdCare Health Systems Inc.	298,748	744
*	Alliqua BioMedical Inc.	347,173	743
*	StemCells Inc.	1,769,454	737
*,^	Apricus Biosciences Inc.	729,018	722
*	Lantheus Holdings Inc.	212,533	718

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	CAS Medical Systems Inc.	400,050	708
*	Brainstorm Cell Therapeutics Inc.	244,224	698
*	Aldeyra Therapeutics Inc.	101,870	691
*	TriVascular Technologies Inc.	101,441	675
*	Chembio Diagnostics Inc.	123,989	661
*,^	Biolase Inc.	763,675	642
*,^	TearLab Corp.	459,841	639
*	vTv Therapeutics Inc. Class A	93,692	638
*,^	Conatus Pharmaceuticals Inc.	219,865	633
*	Cancer Genetics Inc.	191,189	631
*,^	Corbus Pharmaceuticals Holdings Inc.	381,789	630
*	Recro Pharma Inc.	67,102	604
*	Repros Therapeutics Inc.	495,954	600
*,^	Second Sight Medical Products Inc.	101,204	596
*	Threshold Pharmaceuticals Inc.	1,217,315	584
*	Misonix Inc.	62,103	583
*,^	Celator Pharmaceuticals Inc.	322,916	568
*,^	Galectin Therapeutics Inc.	345,606	567
*,^	Cerulean Pharma Inc.	199,192	558
*	MyoKardia Inc.	37,810	554
*	ImmunoCellular Therapeutics Ltd.	1,547,621	550
*	Retractable Technologies Inc.	175,484	544
*,^	Mirna Therapeutics Inc.	86,203	539
*,^	Catabasis Pharmaceuticals Inc.	67,939	539
*	Cymabay Therapeutics Inc.	317,847	537
*	Vical Inc.	1,299,653	533
*,^	OncoGenex Pharmaceuticals Inc.	437,026	529
*	Catalyst Biosciences Inc.	166,056	520
*,^	CEL-SCI Corp.	1,376,786	509
*	Agile Therapeutics Inc.	52,123	509
*	Zynerba Pharmaceuticals Inc.	50,479	508
*	Celsion Corp.	262,411	504
	Daxor Corp.	66,468	502
*	Bovie Medical Corp.	235,448	494
*,^	Vermillion Inc.	259,215	467
*	CareDx Inc.	68,515	438
	Enzon Pharmaceuticals Inc.	624,707	426
*	Alphatec Holdings Inc.	1,416,564	425
*	Harvard Apparatus Regenerative Technology Inc.	192,845	420
*	BIND Therapeutics Inc.	183,435	420
*,^	iBio Inc.	683,611	383
*	Eleven Biotherapeutics Inc.	126,551	381
*	Minerva Neurosciences Inc.	61,586	374
*,^	Palatin Technologies Inc.	562,490	373
*	Cogentix Medical Inc.	289,122	373
*,^	Cytori Therapeutics Inc.	1,931,804	359
*,^	Celladon Corp.	243,153	357
*,^	Sunshine Heart Inc.	258,495	349
*	Oragenics Inc.	227,875	340
*,^	Hansen Medical Inc.	143,205	334
*	CoLucid Pharmaceuticals Inc.	38,043	318
*	Discovery Laboratories Inc.	1,479,737	317
*,^	Sophiris Bio Inc.	172,289	312
*	MGC Diagnostics Corp.	46,575	306
*	Joint Corp.	50,675	303
*	Aethlon Medical Inc.	44,092	299
*,^	GTx Inc.	426,578	299
*,^	Alexza Pharmaceuticals Inc.	425,033	298
*,^	Biocept Inc.	215,365	297
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	288,011	294
*	HTG Molecular Diagnostics Inc.	65,650	286
*,^	Oculus Innovative Sciences Inc.	246,641	284
*	Invuity Inc.	31,432	277
*	Argos Therapeutics Inc.	119,485	276

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Diversicare Healthcare Services Inc.	33,583	274
*	Bellerophon Therapeutics Inc.	87,474	259
*	ARCA biopharma Inc.	55,421	258
*,^	OXiGENE Inc.	343,666	256
*	AmpliPhi Biosciences Corp.	62,000	247
*	Opexa Therapeutics Inc.	88,089	245
*	Echo Therapeutics Inc.	171,131	243
*	Biodel Inc.	698,555	239
*,^	EnteroMedics Inc.	1,825,754	238
*	Cyclacel Pharmaceuticals Inc.	465,134	233
*	CASI Pharmaceuticals Inc.	241,336	232
*	Hemispherx Biopharma Inc.	2,858,987	230
*	TetraLogic Pharmaceuticals Corp.	126,006	218
*,^	Heat Biologics Inc.	88,564	216
*	Cardica Inc.	1,355,279	210
*	Zosano Pharma Corp.	88,338	197
*,^	Stereotaxis Inc.	261,780	195
*	Onconova Therapeutics Inc.	191,299	183
*,^	Neothetics Inc.	124,418	173
*	Acura Pharmaceuticals Inc.	67,640	171
*	ADMA Biologics Inc.	20,635	167
*,^	Venaxis Inc.	540,580	165
*,^	RXi Pharmaceuticals Corp.	396,875	152
*,^	Amedica Corp.	1,269,139	151
*	Presbia plc	27,300	144
*,^	Cleveland BioLabs Inc.	40,540	141
*,^	PhotoMedex Inc.	304,543	137
*	Evoke Pharma Inc.	39,971	132
*	ERBA Diagnostics Inc.	94,045	131
*	GenVec Inc.	61,174	113
*,^	NephroGenex Inc.	64,091	103
*	Bioanalytical Systems Inc.	65,847	100
*	Allied Healthcare Products Inc.	87,500	97
*,^	BioLife Solutions Inc.	44,586	97
*	CombiMatrix Corp.	129,015	95
*,^	Atossa Genetics Inc.	295,017	94
*	Ritter Pharmaceuticals Inc.	55,031	94
*	Dimension Therapeutics Inc.	7,585	86
*	ProPhase Labs Inc.	56,433	85
*	Cesca Therapeutics Inc.	438,429	80
*	Akers Biosciences Inc.	60,354	73
*	Pulmatrix Inc.	17,594	69
*	Arcadia Biosciences Inc.	22,553	69
*	Arrhythmia Research Technology Inc.	12,440	68
*	BioPharmX Corp.	44,533	68
*,^	Viking Therapeutics Inc.	18,275	62
*	Titan Pharmaceuticals Inc.	13,800	61
*	Capricor Therapeutics Inc.	19,771	61
*	Transgenomic Inc.	53,000	57
*	ImmuCell Corp.	7,633	56
*,^	Signal Genetics Inc.	70,186	52
*	NovaBay Pharmaceuticals Inc.	21,037	43
*	Immune Pharmaceuticals Inc.	58,351	43
*	USMD Holdings Inc.	5,047	37
*	Escalon Medical Corp.	29,989	33
*	EyeGate Pharmaceuticals Inc.	10,728	29
*	Milestone Scientific Inc.	10,745	25
*	Biota Pharmaceuticals Inc.	11,900	23
	Birner Dental Management Services Inc.	1,710	19
*	Hooper Holmes Inc.	289,917	18
*	Roka Bioscience Inc.	13,614	17
*	Electromed Inc.	7,600	14
*	Histogenics Corp.	3,570	12
*	Jaguar Animal Health Inc.	4,425	10

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* GlobeImmune Inc.	2,318	9
* VBI Vaccines Inc.	3,563	8
* Semler Scientific Inc.	3,107	8
		56,149,676
Industrials (12.3%)
General Electric Co.	173,064,066	5,390,946
3M Co.	11,294,457	1,701,397
Boeing Co.	11,679,686	1,688,766
United Technologies Corp.	15,458,459	1,485,094
Honeywell International Inc.	13,433,615	1,391,320
United Parcel Service Inc. Class B	12,777,393	1,229,569
Union Pacific Corp.	15,655,272	1,224,242
Accenture plc Class A	11,454,978	1,197,045
Lockheed Martin Corp.	4,792,721	1,040,739
Danaher Corp.	10,690,439	992,928
* PayPal Holdings Inc.	21,271,962	770,045
FedEx Corp.	4,917,667	732,683
Caterpillar Inc.	10,679,232	725,761
Raytheon Co.	5,519,771	687,377
Automatic Data Processing Inc.	8,093,836	685,710
General Dynamics Corp.	4,935,072	677,882
Northrop Grumman Corp.	3,343,433	631,274
Emerson Electric Co.	12,011,011	574,487
Precision Castparts Corp.	2,397,369	556,214
Illinois Tool Works Inc.	5,674,001	525,866
* LinkedIn Corp. Class A	2,116,216	476,318
CSX Corp.	17,839,897	462,945
Norfolk Southern Corp.	5,469,307	462,649
TE Connectivity Ltd.	7,153,566	462,192
Eaton Corp. plc	8,487,866	441,709
Waste Management Inc.	8,187,451	436,964
Deere & Co.	5,715,727	435,939
* Fiserv Inc.	4,239,123	387,710
Sherwin-Williams Co.	1,451,677	376,855
Roper Technologies Inc.	1,843,728	349,921
Paychex Inc.	5,927,109	313,485
Fidelity National Information Services Inc.	5,167,567	313,155
PACCAR Inc.	6,478,834	307,097
Amphenol Corp. Class A	5,653,897	295,303
* Alliance Data Systems Corp.	1,063,389	294,102
Cummins Inc.	3,258,552	286,785
Ingersoll-Rand plc	4,797,043	265,229
Agilent Technologies Inc.	6,086,197	254,464
Rockwell Automation Inc.	2,421,424	248,462
Tyco International plc	7,752,094	247,214
Parker-Hannifin Corp.	2,500,036	242,454
AMETEK Inc.	4,367,598	234,060
Vulcan Materials Co.	2,439,394	231,669
* FleetCor Technologies Inc.	1,601,789	228,944
Rockwell Collins Inc.	2,397,956	221,331
WestRock Co.	4,804,070	219,162
WW Grainger Inc.	1,061,668	215,083
* Verisk Analytics Inc. Class A	2,793,720	214,781
* TransDigm Group Inc.	933,194	213,188
^ Fastenal Co.	5,036,266	205,580
Republic Services Inc. Class A	4,427,328	194,758
Textron Inc.	4,503,690	189,200
Xerox Corp.	17,782,304	189,026
* Stericycle Inc.	1,556,518	187,716
Acuity Brands Inc.	798,163	186,611
Ball Corp.	2,498,656	181,727
Masco Corp.	6,197,489	175,389
Dover Corp.	2,836,827	173,926
* Mettler-Toledo International Inc.	502,413	170,383

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Martin Marietta Materials Inc.	1,212,033	165,539
Sealed Air Corp.	3,705,438	165,263
Pentair plc	3,301,849	163,541
Towers Watson & Co. Class A	1,269,303	163,055
CH Robinson Worldwide Inc.	2,623,718	162,723
Fortune Brands Home & Security Inc.	2,919,197	162,015
L-3 Communications Holdings Inc.	1,289,509	154,109
Expeditors International of Washington Inc.	3,408,168	153,708
Global Payments Inc.	2,374,674	153,190
Total System Services Inc.	3,017,924	150,293
Kansas City Southern	1,993,577	148,860
Cintas Corp.	1,588,914	144,671
* Sensata Technologies Holding NV	3,111,252	143,304
* Vantiv Inc. Class A	2,848,008	135,053
* Crown Holdings Inc.	2,552,837	129,429
* Spirit AeroSystems Holdings Inc. Class A	2,560,336	128,196
Waste Connections Inc.	2,237,772	126,031
JB Hunt Transport Services Inc.	1,709,018	125,374
Fluor Corp.	2,612,859	123,379
* United Rentals Inc.	1,700,490	123,354
Valspar Corp.	1,449,967	120,275
Wabtec Corp.	1,678,654	119,386
Xylem Inc.	3,266,730	119,236
ManpowerGroup Inc.	1,389,352	117,108
* CoStar Group Inc.	561,135	115,981
Broadridge Financial Solutions Inc.	2,146,663	115,340
Allegion plc	1,745,636	115,072
Jack Henry & Associates Inc.	1,469,157	114,682
Packaging Corp. of America	1,791,747	112,970
PerkinElmer Inc.	2,044,685	109,534
Huntington Ingalls Industries Inc.	862,194	109,369
* HD Supply Holdings Inc.	3,635,290	109,168
Robert Half International Inc.	2,308,431	108,819
IDEX Corp.	1,404,675	107,612
Carlisle Cos. Inc.	1,185,103	105,107
AO Smith Corp.	1,368,345	104,829
Avnet Inc.	2,416,634	103,529
ADT Corp.	3,053,402	100,701
Flowserve Corp.	2,383,915	100,315
* Trimble Navigation Ltd.	4,587,744	98,407
Lennox International Inc.	781,144	97,565
* Hubbell Inc. Class B	956,359	96,631
Orbital ATK Inc.	1,067,514	95,372
Macquarie Infrastructure Corp.	1,306,191	94,829
Owens Corning	2,013,894	94,713
* Jacobs Engineering Group Inc.	2,236,442	93,819
* Arrow Electronics Inc.	1,721,897	93,292
* Keysight Technologies Inc.	3,095,189	87,687
AptarGroup Inc.	1,139,779	82,805
* AECOM	2,751,121	82,616
B/E Aerospace Inc.	1,908,728	80,873
Hexcel Corp.	1,731,912	80,447
* Berry Plastics Group Inc.	2,196,231	79,460
Bemis Co. Inc.	1,756,725	78,508
Graphic Packaging Holding Co.	6,001,171	76,995
Graco Inc.	1,045,656	75,360
Sonoco Products Co.	1,839,977	75,200
Allison Transmission Holdings Inc.	2,880,208	74,569
* Genpact Ltd.	2,931,956	73,240
Jabil Circuit Inc.	3,137,809	73,080
FLIR Systems Inc.	2,557,467	71,788
* Old Dominion Freight Line Inc.	1,191,245	70,367
Toro Co.	958,946	70,070
Donaldson Co. Inc.	2,441,130	69,963

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
^	Chicago Bridge & Iron Co. NV	1,741,970	67,919
	Trinity Industries Inc.	2,789,499	67,004
*	Zebra Technologies Corp.	952,166	66,318
*	Euronet Worldwide Inc.	902,892	65,396
	MDU Resources Group Inc.	3,562,409	65,263
	MAXIMUS Inc.	1,151,681	64,782
	Lincoln Electric Holdings Inc.	1,230,838	63,868
	Nordson Corp.	992,461	63,666
*	WEX Inc.	699,794	61,862
	Booz Allen Hamilton Holding Corp. Class A	1,982,171	61,150
	AGCO Corp.	1,336,597	60,668
	National Instruments Corp.	2,100,070	60,251
	Heartland Payment Systems Inc.	632,944	60,016
	FEI Co.	748,595	59,730
	ITT Corp.	1,618,459	58,782
	Air Lease Corp. Class A	1,750,444	58,605
*	Quanta Services Inc.	2,851,912	57,751
	BWX Technologies Inc.	1,795,341	57,038
*	IPG Photonics Corp.	625,606	55,779
*	Genesee & Wyoming Inc. Class A	1,032,471	55,433
	RR Donnelley & Sons Co.	3,754,987	55,273
	Oshkosh Corp.	1,407,340	54,943
	Ryder System Inc.	964,228	54,797
	Watsco Inc.	466,547	54,647
*	CoreLogic Inc.	1,611,591	54,568
	Curtiss-Wright Corp.	769,169	52,688
	Eagle Materials Inc.	867,806	52,442
*	First Data Corp. Class A	3,261,243	52,245
	EMCOR Group Inc.	1,087,280	52,233
*	Kirby Corp.	985,950	51,881
	Woodward Inc.	1,041,024	51,697
*	Teledyne Technologies Inc.	576,959	51,176
*	Owens-Illinois Inc.	2,937,466	51,171
	Cognex Corp.	1,485,957	50,181
	World Fuel Services Corp.	1,292,893	49,725
*,^	XPO Logistics Inc.	1,806,559	49,229
	Deluxe Corp.	901,436	49,164
	MSC Industrial Direct Co. Inc. Class A	868,136	48,850
	EnerSys	858,048	47,991
	Landstar System Inc.	815,349	47,820
	Regal Beloit Corp.	810,791	47,448
*	Louisiana-Pacific Corp.	2,575,815	46,390
	CLARCOR Inc.	903,749	44,898
*	Esterline Technologies Corp.	550,728	44,609
	KBR Inc.	2,618,865	44,311
	Littelfuse Inc.	403,853	43,216
	Silgan Holdings Inc.	784,913	42,166
	Valmont Industries Inc.	394,926	41,870
*	Universal Display Corp.	765,349	41,666
	Convergys Corp.	1,600,720	39,842
	Crane Co.	830,296	39,721
	Timken Co.	1,387,901	39,680
	HEICO Corp. Class A	790,372	38,886
*	USG Corp.	1,588,848	38,593
*	On Assignment Inc.	853,157	38,349
*	Moog Inc. Class A	630,640	38,217
*	Advisory Board Co.	768,054	38,103
*	Clean Harbors Inc.	900,357	37,500
	CEB Inc.	604,974	37,139
*	Generac Holdings Inc.	1,245,231	37,071
*	Colfax Corp.	1,578,917	36,868
	Belden Inc.	768,978	36,665
*,^	Cimpress NV	439,544	35,665
	Triumph Group Inc.	895,711	35,605

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Armstrong World Industries Inc.	767,641	35,104
	Terex Corp.	1,878,190	34,709
^	Manitowoc Co. Inc.	2,230,773	34,242
*	WESCO International Inc.	780,308	34,084
	Matson Inc.	792,404	33,780
	GATX Corp.	777,617	33,088
	Covanta Holding Corp.	2,047,952	31,723
*	Masonite International Corp.	515,519	31,565
	Barnes Group Inc.	877,979	31,072
	Korn/Ferry International	933,470	30,973
*	Imperva Inc.	486,540	30,803
*,^	Ambarella Inc.	549,287	30,617
*	Anixter International Inc.	503,392	30,400
*	Sanmina Corp.	1,471,283	30,279
*	Greatbatch Inc.	573,063	30,086
*	OSI Systems Inc.	333,446	29,563
*	WageWorks Inc.	647,768	29,389
*	KLX Inc.	951,900	29,309
*	Coherent Inc.	446,312	29,059
	Vishay Intertechnology Inc.	2,400,947	28,931
	UniFirst Corp.	275,567	28,714
	Kennametal Inc.	1,452,861	27,895
	Mueller Industries Inc.	1,025,590	27,793
	Granite Construction Inc.	642,733	27,580
	ABM Industries Inc.	963,076	27,419
	Knight Transportation Inc.	1,129,953	27,379
*	Cardtronics Inc.	804,882	27,084
*	Proto Labs Inc.	423,276	26,958
	Tetra Tech Inc.	1,032,333	26,861
*	AMN Healthcare Services Inc.	862,855	26,792
	Applied Industrial Technologies Inc.	657,442	26,620
*	Rexnord Corp.	1,468,322	26,606
*	FTI Consulting Inc.	755,330	26,180
*	RBC Bearings Inc.	400,296	25,855
	John Bean Technologies Corp.	517,206	25,772
	Mobile Mini Inc.	822,669	25,610
	Simpson Manufacturing Co. Inc.	746,606	25,497
	Brink's Co.	881,134	25,430
	Universal Forest Products Inc.	371,281	25,384
*	ExlService Holdings Inc.	562,623	25,279
	Watts Water Technologies Inc. Class A	503,554	25,012
	MSA Safety Inc.	572,413	24,883
*	Huron Consulting Group Inc.	412,924	24,528
	Actuant Corp. Class A	1,021,502	24,475
	AZZ Inc.	437,262	24,299
	Forward Air Corp.	555,922	23,910
*,^	NeuStar Inc. Class A	977,655	23,434
	Apogee Enterprises Inc.	538,354	23,424
	Mueller Water Products Inc. Class A	2,713,586	23,337
*	Itron Inc.	640,851	23,186
	Aircastle Ltd.	1,089,761	22,765
	Essendant Inc.	696,556	22,645
	Exponent Inc.	450,527	22,504
*,^	LifeLock Inc.	1,550,901	22,255
	Joy Global Inc.	1,763,023	22,232
*	Swift Transportation Co.	1,576,503	21,787
*	Trex Co. Inc.	571,131	21,726
*	Sykes Enterprises Inc.	702,134	21,612
*	Smith & Wesson Holding Corp.	979,751	21,535
	G&K Services Inc. Class A	341,929	21,507
*,^	Knowles Corp.	1,608,854	21,446
*	Headwaters Inc.	1,260,569	21,266
*	TopBuild Corp.	685,562	21,095
	Methode Electronics Inc.	661,360	21,051

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* Plexus Corp.	600,906	20,984
Kaman Corp.	505,766	20,640
* Hub Group Inc. Class A	619,513	20,413
* MasTec Inc.	1,162,672	20,207
Sturm Ruger & Co. Inc.	337,941	20,145
* Babcock & Wilcox Enterprises Inc.	964,684	20,133
Heartland Express Inc.	1,180,769	20,097
* DigitalGlobe Inc.	1,280,677	20,055
* American Woodmark Corp.	249,520	19,957
* Benchmark Electronics Inc.	959,408	19,831
Franklin Electric Co. Inc.	732,112	19,789
* SPX FLOW Inc.	706,129	19,708
* TrueBlue Inc.	762,544	19,643
Werner Enterprises Inc.	830,940	19,436
Albany International Corp.	527,395	19,276
* ExamWorks Group Inc.	717,365	19,082
Standex International Corp.	229,236	19,061
Comfort Systems USA Inc.	669,558	19,029
* TransUnion	685,211	18,891
Otter Tail Corp.	708,591	18,870
EVERTEC Inc.	1,123,245	18,803
Brady Corp. Class A	817,987	18,797
* Summit Materials Inc. Class A	932,486	18,687
EnPro Industries Inc.	425,376	18,648
Tennant Co.	330,400	18,588
* Atlas Air Worldwide Holdings Inc.	448,179	18,528
Cubic Corp.	391,868	18,516
* II-VI Inc.	995,279	18,472
* Boise Cascade Co.	703,134	17,951
* PHH Corp.	1,105,468	17,909
* M/A-COM Technology Solutions Holdings Inc.	429,963	17,581
Federal Signal Corp.	1,087,208	17,232
MTS Systems Corp.	270,434	17,148
* Rogers Corp.	329,419	16,988
* TASER International Inc.	972,745	16,819
Insperity Inc.	346,305	16,675
ESCO Technologies Inc.	460,765	16,652
AAON Inc.	716,143	16,629
Greif Inc. Class A	536,920	16,543
Greenbrier Cos. Inc.	497,052	16,214
AAR Corp.	606,050	15,933
* Inovalon Holdings Inc. Class A	934,113	15,880
Primoris Services Corp.	714,659	15,744
* Aerojet Rocketdyne Holdings Inc.	977,422	15,306
* TriMas Corp.	807,610	15,062
* Veeco Instruments Inc.	726,222	14,931
Advanced Drainage Systems Inc.	619,265	14,881
* Paylocity Holding Corp.	365,859	14,836
^ Lindsay Corp.	203,608	14,741
* TriNet Group Inc.	754,392	14,597
* Meritor Inc.	1,736,237	14,498
Badger Meter Inc.	247,350	14,492
* US Concrete Inc.	272,033	14,325
* Wabash National Corp.	1,209,344	14,307
* Builders FirstSource Inc.	1,289,951	14,293
* Fabrinet	599,777	14,287
* Navigant Consulting Inc.	881,448	14,156
* Rofin-Sinar Technologies Inc.	506,909	13,575
US Ecology Inc.	371,929	13,553
Quanex Building Products Corp.	649,003	13,532
Griffon Corp.	756,094	13,458
Multi-Color Corp.	223,505	13,368
Astec Industries Inc.	328,223	13,359
ManTech International Corp. Class A	440,570	13,323

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Gibraltar Industries Inc.	523,531	13,319
	Sun Hydraulics Corp.	414,467	13,151
	CIRCOR International Inc.	310,455	13,086
*	Continental Building Products Inc.	746,326	13,031
*	Aegion Corp. Class A	664,260	12,827
*	Astronics Corp.	307,978	12,538
	Encore Wire Corp.	335,468	12,443
*	Wesco Aircraft Holdings Inc.	1,024,862	12,268
	Kforce Inc.	477,263	12,065
^	Outerwall Inc.	328,780	12,014
*	ICF International Inc.	335,143	11,918
*	Tutor Perini Corp.	710,442	11,893
*	Team Inc.	366,745	11,721
*	UTi Worldwide Inc.	1,645,862	11,570
	McGrath RentCorp	449,634	11,326
	Harsco Corp.	1,435,546	11,312
*	Press Ganey Holdings Inc.	357,985	11,294
	Altra Industrial Motion Corp.	448,660	11,252
	General Cable Corp.	837,486	11,247
*	Newport Corp.	679,726	10,787
	Resources Connection Inc.	657,303	10,740
	Raven Industries Inc.	683,380	10,661
*	Aerovironment Inc.	361,726	10,660
*	Engility Holdings Inc.	328,182	10,659
	AVX Corp.	869,075	10,551
	Materion Corp.	369,028	10,333
	CTS Corp.	584,495	10,311
*	Lydall Inc.	290,586	10,310
*	RPX Corp.	934,750	10,282
*	Saia Inc.	457,713	10,184
*	Patrick Industries Inc.	233,384	10,152
	HEICO Corp.	183,907	9,997
*	Echo Global Logistics Inc.	490,143	9,994
	H&E Equipment Services Inc.	571,321	9,987
*	Cross Country Healthcare Inc.	602,449	9,874
	Viad Corp.	348,308	9,833
	Cass Information Systems Inc.	186,902	9,618
*	Thermon Group Holdings Inc.	567,686	9,605
	TAL International Group Inc.	596,941	9,491
	TeleTech Holdings Inc.	338,986	9,461
*	PGT Inc.	830,316	9,457
	ArcBest Corp.	435,747	9,321
*	Air Transport Services Group Inc.	916,508	9,238
*	FARO Technologies Inc.	308,251	9,100
*	Monster Worldwide Inc.	1,548,420	8,872
	Gorman-Rupp Co.	323,580	8,649
	Alamo Group Inc.	165,456	8,620
*	Installed Building Products Inc.	345,338	8,575
	Ennis Inc.	444,926	8,565
	Kelly Services Inc. Class A	528,603	8,537
	Heidrick & Struggles International Inc.	309,538	8,426
	Global Brass & Copper Holdings Inc.	387,534	8,254
*	CBIZ Inc.	837,164	8,254
*,^	Navistar International Corp.	910,776	8,051
*	TTM Technologies Inc.	1,231,743	8,019
*	YRC Worldwide Inc.	565,371	8,017
	Douglas Dynamics Inc.	378,881	7,983
*	Rentrak Corp.	164,848	7,835
^	American Railcar Industries Inc.	169,298	7,835
	Marten Transport Ltd.	439,231	7,774
	Hyster-Yale Materials Handling Inc.	146,599	7,689
	Kadant Inc.	188,546	7,657
*	Nortek Inc.	174,992	7,633
*	MYR Group Inc.	367,787	7,580

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Argan Inc.	230,647	7,473
	NN Inc.	454,172	7,240
*	DHI Group Inc.	762,782	6,995
	Myers Industries Inc.	508,799	6,777
*	GSI Group Inc.	492,032	6,701
*	NCI Building Systems Inc.	537,677	6,673
*	DXP Enterprises Inc.	282,162	6,433
	Schnitzer Steel Industries Inc.	447,002	6,423
	Columbus McKinnon Corp.	338,415	6,396
	Insteel Industries Inc.	297,269	6,219
*	Kimball Electronics Inc.	557,228	6,124
	SPX Corp.	655,166	6,113
*	GP Strategies Corp.	233,269	5,857
	Park-Ohio Holdings Corp.	157,875	5,807
	American Science & Engineering Inc.	140,124	5,798
*	Mistras Group Inc.	302,673	5,778
^	Textainer Group Holdings Ltd.	408,298	5,761
*	PowerSecure International Inc.	381,734	5,745
	Landauer Inc.	170,328	5,607
	TimkenSteel Corp.	659,866	5,530
	Daktronics Inc.	629,183	5,486
*	Roadrunner Transportation Systems Inc.	581,350	5,482
*	AEP Industries Inc.	68,682	5,299
*	Bazaarvoice Inc.	1,209,617	5,298
	Park Electrochemical Corp.	351,447	5,293
	Barrett Business Services Inc.	121,174	5,276
*	Landec Corp.	439,138	5,195
*	Everi Holdings Inc.	1,177,183	5,168
	Mesa Laboratories Inc.	50,766	5,051
	Celadon Group Inc.	501,560	4,960
*	InnerWorkings Inc.	661,185	4,959
*	Lionbridge Technologies Inc.	994,607	4,884
*	Multi Packaging Solutions International Ltd.	272,320	4,725
	NVE Corp.	83,161	4,672
*	ServiceSource International Inc.	1,013,396	4,672
	LSI Industries Inc.	376,911	4,595
*	Ply Gem Holdings Inc.	365,798	4,587
	Quad/Graphics Inc.	488,621	4,544
	VSE Corp.	72,692	4,520
	Checkpoint Systems Inc.	715,192	4,484
*,^	Energy Recovery Inc.	626,168	4,427
*	Furmanite Corp.	643,065	4,283
	Powell Industries Inc.	164,271	4,276
	FreightCar America Inc.	219,111	4,257
*	Covenant Transportation Group Inc. Class A	224,480	4,240
*	BMC Stock Holdings Inc.	243,883	4,085
*	Great Lakes Dredge & Dock Corp.	1,021,756	4,046
*	Milacron Holdings Corp.	303,629	3,798
*	Era Group Inc.	340,079	3,792
	CECO Environmental Corp.	491,025	3,771
	Acacia Research Corp.	870,953	3,736
*	Maxwell Technologies Inc.	521,313	3,722
*	Casella Waste Systems Inc. Class A	611,602	3,657
*	Multi-Fineline Electronix Inc.	168,651	3,488
	Miller Industries Inc.	154,675	3,369
*	Kratos Defense & Security Solutions Inc.	819,552	3,360
*	Horizon Global Corp.	314,114	3,257
*	Franklin Covey Co.	189,805	3,177
*	CAI International Inc.	300,803	3,032
	NACCO Industries Inc. Class A	71,825	3,031
*	CRA International Inc.	160,733	2,998
*,^	MINDBODY Inc. Class A	198,077	2,997
	LB Foster Co. Class A	219,290	2,996
*	Ducommun Inc.	183,802	2,981

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	ARC Document Solutions Inc.	672,458	2,972
	Graham Corp.	174,711	2,939
	Bel Fuse Inc. Class B	169,743	2,935
*	Sparton Corp.	145,783	2,914
*	PFSweb Inc.	223,840	2,881
*	UFP Technologies Inc.	120,128	2,861
	Allied Motion Technologies Inc.	108,637	2,844
	Electro Rent Corp.	304,296	2,800
	Hurco Cos. Inc.	103,360	2,745
*	USA Truck Inc.	157,251	2,744
*	TRC Cos. Inc.	291,232	2,694
	Hardinge Inc.	288,250	2,687
*	Evolent Health Inc. Class A	219,720	2,661
*	Sharps Compliance Corp.	305,221	2,655
	Black Box Corp.	271,577	2,588
*,^	CUI Global Inc.	366,457	2,580
*	Vicor Corp.	272,529	2,485
*	Heritage-Crystal Clean Inc.	232,668	2,466
*	Willis Lease Finance Corp.	122,689	2,466
*	Hill International Inc.	616,720	2,393
*,^	Control4 Corp.	329,066	2,392
*,^	MicroVision Inc.	821,900	2,351
*	Electro Scientific Industries Inc.	452,298	2,347
*,^	Eagle Bulk Shipping Inc.	654,989	2,306
	Twin Disc Inc.	213,122	2,242
*	Lawson Products Inc.	94,237	2,200
	Universal Truckload Services Inc.	155,946	2,189
*	Vishay Precision Group Inc.	187,891	2,127
*	Xerium Technologies Inc.	176,654	2,093
*	Energy Focus Inc.	150,203	2,065
*	Orion Marine Group Inc.	490,153	2,044
*	Higher One Holdings Inc.	618,084	2,003
	Houston Wire & Cable Co.	378,648	1,999
*,^	NV5 Global Inc.	90,895	1,998
*	Northwest Pipe Co.	175,280	1,961
*	EnerNOC Inc.	504,744	1,943
*	Intevac Inc.	411,139	1,936
*	Kemet Corp.	800,263	1,897
*,^	Research Frontiers Inc.	360,926	1,880
*	Astronics Corp. Class B	46,196	1,878
	Eastern Co.	96,910	1,817
*	Ameresco Inc. Class A	288,977	1,806
*	Sterling Construction Co. Inc.	296,187	1,801
*	Layne Christensen Co.	341,451	1,796
*,^	Energous Corp.	226,093	1,788
	National Research Corp. Class A	109,976	1,764
*	PRGX Global Inc.	470,499	1,750
*	Planet Payment Inc.	568,961	1,735
*	SL Industries Inc.	54,078	1,724
*	LMI Aerospace Inc.	170,345	1,715
	United States Lime & Minerals Inc.	31,038	1,706
	Supreme Industries Inc. Class A	248,880	1,705
*	PAM Transportation Services Inc.	61,693	1,702
	Dynamic Materials Corp.	242,869	1,698
	CDI Corp.	246,500	1,666
*,^	Blue Bird Corp.	161,939	1,642
	Universal Technical Institute Inc.	351,925	1,640
	Spartan Motors Inc.	527,159	1,639
*,^	Manitex International Inc.	269,638	1,604
*,^	Power Solutions International Inc.	87,093	1,589
	ModusLink Global Solutions Inc.	634,148	1,573
*,^	ExOne Co.	153,900	1,545
	Richardson Electronics Ltd.	271,503	1,539
	Information Services Group Inc.	419,236	1,518

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Commercial Vehicle Group Inc.	536,566	1,481
	Omega Flex Inc.	44,518	1,470
*	Accuride Corp.	867,885	1,441
*,^	Patriot National Inc.	212,461	1,426
*	Neff Corp. Class A	185,510	1,421
*	Hudson Global Inc.	479,777	1,401
*,^	American Superconductor Corp.	219,586	1,399
*	Aspen Aerogels Inc.	225,000	1,366
*	Perceptron Inc.	168,972	1,316
*	Hudson Technologies Inc.	436,201	1,296
*	Mattersight Corp.	196,394	1,288
*	Napco Security Technologies Inc.	215,491	1,271
*	Willdan Group Inc.	146,259	1,226
*	CPI Aerostructures Inc.	120,673	1,174
	Crawford & Co. Class B	219,434	1,165
*,^	Applied DNA Sciences Inc.	351,468	1,139
	Crawford & Co. Class A	217,594	1,103
*,^	Synthesis Energy Systems Inc.	1,117,647	1,072
*	Ultralife Corp.	165,009	1,066
*	Radiant Logistics Inc.	310,329	1,064
	Global Power Equipment Group Inc.	287,939	1,002
*	Orion Energy Systems Inc.	453,341	984
	National Research Corp. Class B	26,971	966
*	Breeze-Eastern Corp.	47,816	947
*	Frequency Electronics Inc.	88,389	939
*	Iteris Inc.	426,979	918
*	Gencor Industries Inc.	79,762	901
*	CyberOptics Corp.	116,386	890
*	General Finance Corp.	220,467	880
*,^	Cenveo Inc.	994,568	867
*,^	ClearSign Combustion Corp.	175,508	851
*	Volt Information Sciences Inc.	101,733	828
	MOCON Inc.	55,449	806
	Espey Manufacturing & Electronics Corp.	30,766	801
*	Patriot Transportation Holding Inc.	34,473	800
*	Integrated Electrical Services Inc.	70,864	784
*	Ballantyne Strong Inc.	163,571	746
*	Key Technology Inc.	67,425	699
*	Arotech Corp.	334,820	683
*	Innovative Solutions & Support Inc.	238,921	659
*	Lincoln Educational Services Corp.	330,578	658
*,^	Revolution Lighting Technologies Inc.	820,317	652
*	StarTek Inc.	181,371	649
*	Rand Logistics Inc.	380,273	608
*,^	A. M. Castle & Co.	370,719	589
*	MFRI Inc.	85,003	556
*	Perma-Fix Environmental Services	144,397	540
*,^	Rubicon Technology Inc.	456,333	520
	RF Industries Ltd.	117,094	514
*	Versar Inc.	164,937	510
	Air Industries Group	63,766	505
*	Goldfield Corp.	322,941	501
*	Air T Inc.	19,270	472
*	Fuel Tech Inc.	249,091	471
*	Broadwind Energy Inc.	220,680	459
*,^	Digital Ally Inc.	72,345	457
*,^	Capstone Turbine Corp.	292,067	409
*,^	Turtle Beach Corp.	191,477	385
*	UQM Technologies Inc.	574,458	382
*,^	Odyssey Marine Exploration Inc.	1,346,953	364
*,^	Vertex Energy Inc.	323,481	356
*	Wireless Telecom Group Inc.	205,351	353
*	LightPath Technologies Inc. Class A	122,799	348
	AMCON Distributing Co.	4,112	333

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Image Sensing Systems Inc.	88,473	323
*	Active Power Inc.	244,883	318
*	BlueLinx Holdings Inc.	597,002	316
*	Astrotech Corp.	194,445	298
*	eMagin Corp.	211,710	294
*	SIFCO Industries Inc.	29,538	281
*	Echelon Corp.	49,428	279
	Chicago Rivet & Machine Co.	11,046	258
*	IEC Electronics Corp.	78,991	258
*	Erickson Inc.	123,800	255
*	ENGlobal Corp.	236,848	230
*	Sevcon Inc.	21,782	228
*	SigmaTron International Inc.	30,172	227
*,^	Lightbridge Corp.	203,945	206
*	Quest Resource Holding Corp.	301,550	202
*	DLH Holdings Corp.	47,352	198
	EnviroStar Inc.	47,800	198
*	API Technologies Corp.	131,804	182
*	AMREP Corp.	41,386	180
*	Asure Software Inc.	38,646	174
*	Swisher Hygiene Inc.	175,315	169
*	Onvia Inc.	44,738	166
*	Marathon Patent Group Inc.	103,606	166
*,^	Nuverra Environmental Solutions Inc.	304,361	156
*	Sypris Solutions Inc.	141,883	155
	Bel Fuse Inc. Class A	10,580	154
*	American Electric Technologies Inc.	72,950	152
*	Luna Innovations Inc.	127,530	138
	Ecology and Environment Inc.	13,280	136
*	Aqua Metals Inc.	21,121	113
*	American DG Energy Inc.	324,240	108
*	Continental Materials Corp.	7,139	107
*	Overseas Shipholding Group Inc. Class B	31,082	103
*	Pioneer Power Solutions Inc.	26,639	103
*	Giga-tronics Inc.	59,200	96
*	Flextronics International Ltd.	7,608	85
*	Cartesian Inc.	33,694	74
*	Nortech Systems Inc.	17,942	70
*	Industrial Services of America Inc.	48,993	64
*	IntriCon Corp.	7,964	60
*,^	Spherix Inc.	391,700	57
*	Vicon Industries Inc.	29,860	53
*	CryoPort Inc.	23,613	48
*	AeroCentury Corp.	3,772	48
*,^	EnSync Inc.	111,094	42
*	Micronet Enertec Technologies Inc.	19,850	42
	Servotronics Inc.	4,914	40
*	Payment Data Systems Inc.	18,232	36
*	Document Security Systems Inc.	203,373	35
	WSI Industries Inc.	6,300	27
	Art's-Way Manufacturing Co. Inc.	7,669	24
*	Command Security Corp.	9,727	22
*	Tel-Instrument Electronics Corp.	4,297	21
*	Cemtrex Inc.	3,752	9
*	Overseas Shipholding Group Inc. Class A	3,108	9
*	Electro-Sensors Inc.	1,300	5
*	JetPay Corp.	729	2
*	CTPartners Executive Search Inc.	100,659	—
*	LGL GROUP INC WARRANTS EXP 6/8/18	3,000	—
			49,185,181
Oil & Gas (6.0%)
	Exxon Mobil Corp.	76,325,369	5,949,562
	Chevron Corp.	34,502,641	3,103,858
	Schlumberger Ltd.	23,113,905	1,612,195

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	ConocoPhillips	22,627,022	1,056,456
	Occidental Petroleum Corp.	13,992,254	946,016
	Phillips 66	8,796,856	719,583
	EOG Resources Inc.	10,073,065	713,072
	Valero Energy Corp.	8,823,174	623,887
	Kinder Morgan Inc.	34,771,661	518,793
	Halliburton Co.	14,885,384	506,698
	Marathon Petroleum Corp.	9,768,176	506,382
	Anadarko Petroleum Corp.	9,309,920	452,276
	Baker Hughes Inc.	7,984,167	368,469
	Pioneer Natural Resources Co.	2,736,272	343,074
	Williams Cos. Inc.	12,369,888	317,906
	Apache Corp.	6,921,511	307,800
	Spectra Energy Corp.	12,281,561	294,021
	Noble Energy Inc.	7,831,542	257,893
	Tesoro Corp.	2,206,936	232,545
	National Oilwell Varco Inc.	6,932,060	232,155
	Devon Energy Corp.	7,177,581	229,683
	Hess Corp.	4,700,097	227,861
*	Cameron International Corp.	3,495,783	220,933
*	Concho Resources Inc.	2,363,760	219,499
	Marathon Oil Corp.	12,425,514	156,437
	Cimarex Energy Co.	1,729,101	154,547
	EQT Corp.	2,787,052	145,289
	Columbia Pipeline Group Inc.	7,111,097	142,222
*	Cheniere Energy Inc.	3,690,142	137,458
	HollyFrontier Corp.	3,404,815	135,818
	Cabot Oil & Gas Corp.	7,570,104	133,915
*	Weatherford International plc	14,439,462	121,147
*	FMC Technologies Inc.	4,156,420	120,578
*,^	Antero Resources Corp.	4,822,006	105,120
	Helmerich & Payne Inc.	1,854,137	99,289
*	Newfield Exploration Co.	2,982,622	97,114
	OGE Energy Corp.	3,611,158	94,937
*	First Solar Inc.	1,384,590	91,369
^	Core Laboratories NV	806,683	87,719
*	Diamondback Energy Inc.	1,214,789	81,269
^	Transocean Ltd.	6,399,313	79,223
	Range Resources Corp.	2,940,820	72,374
	Murphy Oil Corp.	2,994,876	67,235
	Oceaneering International Inc.	1,769,485	66,391
	PBF Energy Inc. Class A	1,786,061	65,745
	Ensco plc Class A	4,260,540	65,570
	Energen Corp.	1,429,900	58,612
*,^	Southwestern Energy Co.	7,014,782	49,875
^	Chesapeake Energy Corp.	11,026,789	49,621
	Nabors Industries Ltd.	5,824,699	49,568
*	Gulfport Energy Corp.	1,983,369	48,731
^	Noble Corp. plc	4,373,005	46,135
	Western Refining Inc.	1,290,164	45,956
	QEP Resources Inc.	3,250,864	43,562
*	Dril-Quip Inc.	699,898	41,455
*,^	Continental Resources Inc.	1,762,213	40,496
*	PDC Energy Inc.	725,813	38,744
	Patterson-UTI Energy Inc.	2,533,888	38,211
	Rowan Cos. plc Class A	2,236,457	37,908
	Superior Energy Services Inc.	2,741,631	36,930
*	Whiting Petroleum Corp.	3,828,139	36,138
*	Cobalt International Energy Inc.	6,406,433	34,595
*	Parsley Energy Inc. Class A	1,829,062	33,746
*	Memorial Resource Development Corp.	1,851,344	29,899
*,^	SunPower Corp. Class A	996,290	29,899
*	Carrizo Oil & Gas Inc.	1,010,654	29,895
*	WPX Energy Inc.	5,181,267	29,740

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*,^	NOW Inc.	1,849,493	29,259
*	RSP Permian Inc.	1,133,441	27,645
	Targa Resources Corp.	975,578	26,399
*	Matador Resources Co.	1,329,527	26,285
*	Oil States International Inc.	929,312	25,324
	SM Energy Co.	1,271,596	25,000
	Delek US Holdings Inc.	993,431	24,438
^	Diamond Offshore Drilling Inc.	1,114,202	23,510
	SemGroup Corp. Class A	809,147	23,352
*	MRC Global Inc.	1,755,828	22,650
	Pattern Energy Group Inc. Class A	1,005,233	21,019
*,^	Oasis Petroleum Inc.	2,492,849	18,372
*,^	Laredo Petroleum Inc.	2,172,852	17,361
*	SEACOR Holdings Inc.	301,624	15,853
	Bristow Group Inc.	594,929	15,409
^	RPC Inc.	1,251,327	14,953
*	Rice Energy Inc.	1,361,790	14,843
	Green Plains Inc.	646,557	14,806
*	McDermott International Inc.	4,338,738	14,535
*	Synergy Resources Corp.	1,596,701	13,604
*	Forum Energy Technologies Inc.	1,078,558	13,439
	California Resources Corp.	5,754,154	13,407
^	Denbury Resources Inc.	6,555,179	13,241
	CVR Energy Inc.	330,545	13,007
*	Callon Petroleum Co.	1,404,994	11,718
*	Unit Corp.	918,989	11,212
^	Atwood Oceanics Inc.	1,085,138	11,101
*	TETRA Technologies Inc.	1,426,526	10,727
*,^	Flotek Industries Inc.	918,901	10,512
*	Chart Industries Inc.	553,375	9,939
*	Matrix Service Co.	475,860	9,774
*	Exterran Corp.	591,589	9,495
*	Par Pacific Holdings Inc.	399,428	9,402
*	Helix Energy Solutions Group Inc.	1,728,399	9,091
*	Archrock Inc.	1,195,562	8,991
	Alon USA Energy Inc.	566,290	8,404
*	Newpark Resources Inc.	1,423,481	7,516
*,^	Plug Power Inc.	3,245,462	6,848
*,^	Ultra Petroleum Corp.	2,681,289	6,703
*	REX American Resources Corp.	122,176	6,606
^	CARBO Ceramics Inc.	360,993	6,209
^	Tidewater Inc.	848,681	5,907
*	Hornbeck Offshore Services Inc.	576,208	5,727
*	Renewable Energy Group Inc.	551,301	5,122
*,^	C&J Energy Services Ltd.	1,059,628	5,044
*	Natural Gas Services Group Inc.	207,024	4,617
	Tesco Corp.	637,507	4,616
*	Pacific Ethanol Inc.	958,004	4,579
*	Stone Energy Corp.	1,009,385	4,330
*,^	Sanchez Energy Corp.	988,338	4,260
	Panhandle Oil and Gas Inc. Class A	258,414	4,176
*	Bonanza Creek Energy Inc.	760,561	4,008
*,^	Northern Oil and Gas Inc.	1,023,306	3,950
*	Parker Drilling Co.	2,131,049	3,878
*,^	EXCO Resources Inc.	3,014,219	3,738
*,^	Bill Barrett Corp.	925,753	3,638
*	Trecora Resources	272,819	3,380
*	Green Brick Partners Inc.	466,828	3,361
*	Clayton Williams Energy Inc.	111,863	3,308
*	PHI Inc.	199,995	3,282
*	Ring Energy Inc.	456,180	3,216
*,^	EP Energy Corp. Class A	729,650	3,196
*	Geospace Technologies Corp.	220,904	3,108
	Gulf Island Fabrication Inc.	294,520	3,081

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*,^	Solazyme Inc.	1,146,264	2,843
*	Willbros Group Inc.	977,494	2,629
*	Pioneer Energy Services Corp.	1,157,343	2,511
*,^	FuelCell Energy Inc.	423,635	2,101
*,^	SandRidge Energy Inc.	10,461,259	2,092
*	Abraxas Petroleum Corp.	1,957,369	2,075
*,^	Gulfmark Offshore Inc.	442,494	2,066
*,^	Basic Energy Services Inc.	744,281	1,995
*	Jones Energy Inc. Class A	510,685	1,966
*,^	Enphase Energy Inc.	552,239	1,938
*	Gastar Exploration Inc.	1,441,735	1,889
*,^	Halcon Resources Corp.	1,459,991	1,840
^	Energy XXI Ltd.	1,810,190	1,828
*	Contango Oil & Gas Co.	283,542	1,817
	Evolution Petroleum Corp.	361,379	1,738
*	VAALCO Energy Inc.	1,083,761	1,734
*,^	Approach Resources Inc.	849,924	1,564
*,^	Eclipse Resources Corp.	825,126	1,502
*	Key Energy Services Inc.	3,039,165	1,465
*,^	W&T Offshore Inc.	623,979	1,441
*,^	Comstock Resources Inc.	760,452	1,422
*	Independence Contract Drilling Inc.	266,700	1,347
	Dawson Geophysical Co.	380,690	1,317
*,^	Triangle Petroleum Corp.	1,666,236	1,283
*	ION Geophysical Corp.	2,531,976	1,274
	Adams Resources & Energy Inc.	32,683	1,255
*,^	Rex Energy Corp.	1,112,967	1,169
*,^	Resolute Energy Corp.	1,334,836	1,161
*,^	Seventy Seven Energy Inc.	1,097,172	1,152
*	Ideal Power Inc.	124,302	994
*	Zion Oil & Gas Inc.	442,206	822
*	Aemetis Inc.	269,539	782
*,^	Amyris Inc.	471,488	764
*,^	MagneGas Corp.	426,306	686
*	Mitcham Industries Inc.	217,180	654
*	PetroQuest Energy Inc.	1,079,148	540
*,^	Penn Virginia Corp.	1,260,560	379
*	Dakota Plains Holdings Inc.	1,276,479	317
*	Harvest Natural Resources Inc.	708,487	301
*	Warren Resources Inc.	1,371,765	288
*	Eco-Stim Energy Solutions Inc.	76,612	240
*,^	Goodrich Petroleum Corp.	887,364	236
*	PrimeEnergy Corp.	4,540	233
*,^	Blue Earth Inc.	399,346	200
*	Enservco Corp.	365,671	197
*,^	Torchlight Energy Resources Inc.	189,285	191
*,^	Glori Energy Inc.	472,092	168
*,^	Gevo Inc.	220,570	137
*	SAExploration Holdings Inc.	65,685	131
*,^	Emerald Oil Inc.	112,534	127
*,^	Midstates Petroleum Co. Inc.	61,659	125
*	Superior Drilling Products Inc.	97,596	103
*	Yuma Energy Inc.	215,013	41
*	PHI Inc.	2,285	41
*	Forbes Energy Services Ltd.	85,788	25
*	Tengasco Inc.	177,040	21
*	Royale Energy Inc.	54,098	19
*	US Energy Corp. Wyoming	119,438	19
*	GreenHunter Resources Inc.	145,065	15
*	FX Energy Inc.	2,200	2
*	Magellan Petroleum Corp.	3,526	2
			23,905,794
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	872,848	2,200

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	1,157,305	127
*	Ambit Biosciences Corp. CVR Rights	201,330	121
*	NuPathe Inc. CVR	158,681	95
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^	Cubist Pharmaceuticals, Inc. CVR	511,822	67
*	Clinical Data Contingent Value Rights	216,285	—
*	Gerber Scientific Inc. CVR	388,581	—
*	Hooper Holmes Inc. Rights Expire 1/18/2016	438,539	—
*,^	Biosante Pharmaceutical Inc CVR	253,823	—
*,^	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	224,250	—
*	Allen Organ Co. Escrow Shares	11,462	—
*	Trubion Pharmaceuticals Inc. CVR	104	—
			2,991
Technology (16.1%)
	Apple Inc.	97,115,836	10,222,413
	Microsoft Corp.	139,139,690	7,719,470
*	Alphabet Inc. Class A	5,349,364	4,161,859
*	Facebook Inc. Class A	39,548,793	4,139,177
*	Alphabet Inc.	5,376,206	4,079,895
	Intel Corp.	86,562,141	2,982,066
	Cisco Systems Inc.	93,085,371	2,527,733
	International Business Machines Corp.	16,011,036	2,203,439
	Oracle Corp.	58,669,027	2,143,180
	QUALCOMM Inc.	27,557,132	1,377,443
	Texas Instruments Inc.	18,606,365	1,019,815
	EMC Corp.	35,567,422	913,371
*	salesforce.com inc	11,563,653	906,590
*	Adobe Systems Inc.	8,685,075	815,876
	Avago Technologies Ltd. Class A	4,806,244	697,626
*	Cognizant Technology Solutions Corp. Class A	11,145,023	668,924
	Broadcom Corp. Class A	10,284,313	594,639
*	Yahoo! Inc.	15,577,409	518,105
	Hewlett Packard Enterprise Co.	33,067,963	502,633
	Intuit Inc.	4,599,062	443,809
	Applied Materials Inc.	22,020,420	411,121
	Corning Inc.	21,708,526	396,832
	HP Inc.	33,073,760	391,593
*	Cerner Corp.	5,638,662	339,278
	Analog Devices Inc.	5,720,667	316,467
	NVIDIA Corp.	9,364,408	308,651
*	Micron Technology Inc.	19,908,420	281,903
	SanDisk Corp.	3,678,984	279,566
*	Red Hat Inc.	3,344,724	276,977
	Skyworks Solutions Inc.	3,503,365	269,164
*	Palo Alto Networks Inc.	1,494,118	263,174
	Symantec Corp.	12,353,471	259,423
*	Autodesk Inc.	4,142,950	252,430
	Western Digital Corp.	4,033,837	242,232
*	ServiceNow Inc.	2,761,518	239,037
	Lam Research Corp.	2,901,127	230,408
	Xilinx Inc.	4,711,384	221,294
*	Twitter Inc.	9,399,611	217,507
	Motorola Solutions Inc.	2,974,861	203,629
*	Citrix Systems Inc.	2,690,110	203,507
	Seagate Technology plc	5,478,189	200,830
	KLA-Tencor Corp.	2,858,754	198,255
	Maxim Integrated Products Inc.	5,204,057	197,754
	Harris Corp.	2,264,663	196,799
	Linear Technology Corp.	4,378,883	185,971
	Juniper Networks Inc.	6,703,289	185,011
	CA Inc.	5,993,480	171,174
	Microchip Technology Inc.	3,614,526	168,220
*	Akamai Technologies Inc.	3,095,358	162,909

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Workday Inc. Class A	2,029,672	161,724
*,^	VeriSign Inc.	1,742,586	152,232
*	ANSYS Inc.	1,630,438	150,816
	NetApp Inc.	5,412,603	143,596
*	Splunk Inc.	2,347,378	138,049
	CDK Global Inc.	2,904,745	137,888
*	Qorvo Inc.	2,590,682	131,866
*	Synopsys Inc.	2,843,363	129,686
*	Gartner Inc.	1,428,353	129,552
*	F5 Networks Inc.	1,299,123	125,963
	CDW Corp.	2,767,779	116,357
*,^	athenahealth Inc.	710,271	114,332
*	Cadence Design Systems Inc.	5,435,073	113,104
	SS&C Technologies Holdings Inc.	1,500,371	102,430
*	Tyler Technologies Inc.	579,359	100,994
*	Ultimate Software Group Inc.	494,469	96,674
*	Tableau Software Inc. Class A	961,015	90,547
*	Nuance Communications Inc.	4,527,745	90,057
*	Manhattan Associates Inc.	1,326,854	87,798
	IAC/InterActiveCorp	1,399,567	84,044
*	Fortinet Inc.	2,677,187	83,448
	Ingram Micro Inc.	2,717,899	82,570
	Computer Sciences Corp.	2,508,024	81,962
*,^	VMware Inc. Class A	1,437,405	81,314
	Teradyne Inc.	3,821,503	78,990
	Garmin Ltd.	2,089,801	77,678
*	Guidewire Software Inc.	1,282,607	77,162
	Pitney Bowes Inc.	3,621,558	74,785
	CSRA Inc.	2,486,624	74,599
*	ON Semiconductor Corp.	7,537,548	73,868
	Leidos Holdings Inc.	1,308,963	73,642
*	ARRIS Group Inc.	2,397,661	73,297
*,^	NCR Corp.	2,950,891	72,179
*	PTC Inc.	2,072,092	71,757
*	Integrated Device Technology Inc.	2,674,964	70,485
	Brocade Communications Systems Inc.	7,541,976	69,235
	j2 Global Inc.	832,315	68,516
	DST Systems Inc.	598,037	68,212
	Solera Holdings Inc.	1,230,333	67,459
	Marvell Technology Group Ltd.	7,569,737	66,765
*	SolarWinds Inc.	1,132,070	66,679
*	Teradata Corp.	2,473,857	65,359
*	Cavium Inc.	969,601	63,712
	Atmel Corp.	7,302,255	62,872
*	NetSuite Inc.	732,385	61,974
*	IMS Health Holdings Inc.	2,385,869	60,768
*	EPAM Systems Inc.	767,817	60,366
*	CommScope Holding Co. Inc.	2,256,665	58,425
*	Aspen Technology Inc.	1,509,506	56,999
*	Microsemi Corp.	1,746,161	56,907
	Cypress Semiconductor Corp.	5,769,707	56,601
	Blackbaud Inc.	845,443	55,681
*	VeriFone Systems Inc.	1,970,603	55,216
*	Rackspace Hosting Inc.	2,172,648	55,011
*	FireEye Inc.	2,638,284	54,718
*	NetScout Systems Inc.	1,752,443	53,800
*	Qlik Technologies Inc.	1,691,139	53,541
*	Synaptics Inc.	661,767	53,166
*,^	Arista Networks Inc.	680,862	52,998
	Fair Isaac Corp.	561,675	52,899
*	Allscripts Healthcare Solutions Inc.	3,412,655	52,487
*	Ciena Corp.	2,454,312	50,780
*,^	Cree Inc.	1,887,457	50,338
	SYNNEX Corp.	535,801	48,185

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	ViaSat Inc.	787,028	48,017
*	Medidata Solutions Inc.	949,429	46,797
*	Proofpoint Inc.	712,356	46,310
*	Verint Systems Inc.	1,131,466	45,892
*	ACI Worldwide Inc.	2,128,339	45,546
*	Infinera Corp.	2,508,912	45,461
*	Fairchild Semiconductor International Inc. Class A	2,076,142	42,997
*	Tech Data Corp.	637,912	42,345
*	PMC-Sierra Inc.	3,642,316	42,324
	Monolithic Power Systems Inc.	642,283	40,920
*	Dycom Industries Inc.	583,304	40,808
*	CACI International Inc. Class A	434,853	40,346
*	Electronics For Imaging Inc.	858,837	40,142
	Mentor Graphics Corp.	2,114,010	38,940
	Lexmark International Inc. Class A	1,119,915	36,341
*	Veeva Systems Inc. Class A	1,247,561	35,992
	MKS Instruments Inc.	984,029	35,425
*	Fleetmatics Group plc	690,035	35,047
*	Zendesk Inc.	1,324,897	35,030
*	Silicon Laboratories Inc.	712,865	34,602
*	Cirrus Logic Inc.	1,161,250	34,292
*	Entegris Inc.	2,566,423	34,056
*	Demandware Inc.	614,699	33,175
*,^	Advanced Micro Devices Inc.	11,515,748	33,050
	Plantronics Inc.	687,577	32,605
*	OmniVision Technologies Inc.	1,112,473	32,284
	Science Applications International Corp.	704,323	32,244
	InterDigital Inc.	654,244	32,084
*	MedAssets Inc.	1,027,553	31,792
	Diebold Inc.	1,055,000	31,745
*	EchoStar Corp. Class A	797,187	31,178
*	Ellie Mae Inc.	512,963	30,896
*	Polycom Inc.	2,412,144	30,369
	Intersil Corp. Class A	2,376,140	30,320
*	Cornerstone OnDemand Inc.	873,646	30,167
*	MicroStrategy Inc. Class A	167,543	30,039
*	Syntel Inc.	643,238	29,107
*	CommVault Systems Inc.	737,653	29,027
*	LogMeIn Inc.	424,548	28,487
	Tessera Technologies Inc.	941,504	28,255
*	Finisar Corp.	1,938,944	28,192
*,^	SunEdison Inc.	5,507,584	28,034
*	Premier Inc. Class A	780,192	27,517
*	Rovi Corp.	1,586,555	26,432
*	Paycom Software Inc.	699,161	26,309
*	Viavi Solutions Inc.	4,249,778	25,881
	Cogent Communications Holdings Inc.	733,534	25,446
*	Rambus Inc.	2,126,980	24,652
*	Synchronoss Technologies Inc.	694,976	24,484
*	HubSpot Inc.	425,995	23,988
	Power Integrations Inc.	492,009	23,926
*	NETGEAR Inc.	549,122	23,014
*	Cray Inc.	702,918	22,810
*	Semtech Corp.	1,184,187	22,405
	NIC Inc.	1,120,521	22,052
*	RingCentral Inc. Class A	928,422	21,892
*	Progress Software Corp.	906,931	21,766
*	Bottomline Technologies de Inc.	703,324	20,910
	CSG Systems International Inc.	578,815	20,826
*	SPS Commerce Inc.	295,488	20,746
*	RealPage Inc.	921,678	20,692
*	Envestnet Inc.	674,175	20,124
*	Advanced Energy Industries Inc.	704,705	19,894
*	Virtusa Corp.	480,193	19,851

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Callidus Software Inc.	1,063,637	19,752
*	Marketo Inc.	679,163	19,499
	West Corp.	896,242	19,332
*	QLogic Corp.	1,564,425	19,086
*	Lumentum Holdings Inc.	855,915	18,847
*	Cabot Microelectronics Corp.	424,479	18,584
*	BroadSoft Inc.	522,735	18,484
*	Cvent Inc.	526,639	18,385
*	Insight Enterprises Inc.	720,042	18,087
*	Infoblox Inc.	970,284	17,844
*	Web.com Group Inc.	877,550	17,560
*	Ixia	1,395,201	17,342
*	Inphi Corp.	634,214	17,136
	Pegasystems Inc.	620,935	17,076
	Monotype Imaging Holdings Inc.	719,105	17,000
*	Super Micro Computer Inc.	688,978	16,887
*,^	3D Systems Corp.	1,924,284	16,722
*	ScanSource Inc.	510,595	16,451
	ADTRAN Inc.	954,789	16,441
*,^	Gogo Inc.	921,802	16,408
	Quality Systems Inc.	1,010,935	16,296
*	Ruckus Wireless Inc.	1,507,303	16,143
*,^	2U Inc.	555,486	15,543
^	Ebix Inc.	466,853	15,308
*	Diodes Inc.	661,708	15,206
*,^	Ubiquiti Networks Inc.	476,876	15,112
*	Qualys Inc.	456,170	15,095
*	Photronics Inc.	1,211,663	15,085
*	GoDaddy Inc. Class A	467,980	15,003
*,^	InvenSense Inc.	1,413,524	14,460
*	New Relic Inc.	390,766	14,236
*	MaxLinear Inc.	936,256	13,791
*	Lattice Semiconductor Corp.	2,110,572	13,655
	Brooks Automation Inc.	1,170,461	12,501
*	CalAmp Corp.	613,225	12,222
*,^	Endurance International Group Holdings Inc.	1,111,830	12,152
*	Gigamon Inc.	455,998	12,116
*	ePlus Inc.	119,972	11,189
*	Q2 Holdings Inc.	412,695	10,883
*	Amkor Technology Inc.	1,782,906	10,840
*	Mercury Systems Inc.	584,371	10,729
*,^	Shutterstock Inc.	325,794	10,536
*	PROS Holdings Inc.	448,338	10,330
*	Perficient Inc.	594,746	10,182
	Inteliquent Inc.	568,602	10,104
*	ShoreTel Inc.	1,140,629	10,095
*	Unisys Corp.	900,480	9,950
*	Xura Inc.	404,799	9,950
*	Interactive Intelligence Group Inc.	305,152	9,588
*	Ultratech Inc.	479,096	9,496
	Computer Programs & Systems Inc.	190,071	9,456
*	FormFactor Inc.	1,033,815	9,304
*	Applied Micro Circuits Corp.	1,457,148	9,282
*	Workiva Inc.	527,197	9,263
*	Loral Space & Communications Inc.	227,398	9,257
*	Hortonworks Inc.	419,054	9,177
*,^	Box Inc.	634,933	8,864
*,^	VASCO Data Security International Inc.	529,003	8,850
*	CEVA Inc.	366,543	8,562
*,^	Nimble Storage Inc.	916,349	8,430
*	Silver Spring Networks Inc.	562,789	8,110
*,^	Pure Storage Inc. Class A	513,031	7,988
*	Rudolph Technologies Inc.	558,224	7,938
*	Intralinks Holdings Inc.	870,585	7,896

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Barracuda Networks Inc.	413,441	7,723
*	Benefitfocus Inc.	208,913	7,602
*	Actua Corp.	661,410	7,573
*,^	Textura Corp.	333,307	7,193
	Hackett Group Inc.	431,780	6,939
*	Extreme Networks Inc.	1,689,857	6,895
*	Blucora Inc.	687,151	6,734
	Epiq Systems Inc.	514,386	6,723
*	Vocera Communications Inc.	536,914	6,550
*	Harmonic Inc.	1,599,675	6,511
*	RigNet Inc.	313,014	6,476
*	LivePerson Inc.	928,521	6,268
*	Nanometrics Inc.	407,597	6,171
*	SciQuest Inc.	473,915	6,147
*	Internap Corp.	939,175	6,011
*	Calix Inc.	755,657	5,947
*	Sonus Networks Inc.	832,833	5,938
	Forrester Research Inc.	207,949	5,922
*	SunEdison Semiconductor Ltd.	744,694	5,838
*	Immersion Corp.	499,192	5,821
*,^	Oclaro Inc.	1,658,759	5,772
*	Applied Optoelectronics Inc.	336,095	5,767
	IXYS Corp.	453,563	5,729
*	Xcerra Corp.	946,419	5,726
	Comtech Telecommunications Corp.	275,755	5,540
*	Tangoe Inc.	659,336	5,532
	American Software Inc. Class A	540,785	5,505
*	NeoPhotonics Corp.	500,982	5,441
*	ChannelAdvisor Corp.	386,218	5,349
*	Exar Corp.	853,076	5,229
*	Axcelis Technologies Inc.	2,011,532	5,210
*,^	Digimarc Corp.	142,568	5,205
*	Model N Inc.	464,520	5,184
*	A10 Networks Inc.	782,376	5,132
	PC Connection Inc.	223,682	5,064
*	Zix Corp.	996,774	5,064
*	PDF Solutions Inc.	459,304	4,979
	Cohu Inc.	410,635	4,956
*	Mattson Technology Inc.	1,300,214	4,590
*	Digi International Inc.	399,200	4,543
*	TeleCommunication Systems Inc. Class A	875,672	4,352
*,^	OPOWER Inc.	409,059	4,320
*	Boingo Wireless Inc.	634,807	4,202
*	Ciber Inc.	1,138,523	3,996
*	Quantum Corp.	4,248,868	3,951
*	Five9 Inc.	448,649	3,903
*	Vectrus Inc.	185,703	3,879
*	Sigma Designs Inc.	601,318	3,800
*	Seachange International Inc.	554,590	3,738
*	Alliance Fiber Optic Products Inc.	237,539	3,601
*	Silicon Graphics International Corp.	610,070	3,599
*,^	KEYW Holding Corp.	585,670	3,526
*	DSP Group Inc.	358,994	3,389
*	Brightcove Inc.	545,638	3,383
*	United Online Inc.	263,385	3,105
*	Varonis Systems Inc.	164,878	3,100
*	Jive Software Inc.	756,082	3,085
*	Cascade Microtech Inc.	187,531	3,047
*	MeetMe Inc.	830,996	2,975
*	Carbonite Inc.	299,765	2,938
*	Agilysys Inc.	292,386	2,921
*	Imprivata Inc.	257,394	2,909
*	Alpha & Omega Semiconductor Ltd.	314,662	2,892
	QAD Inc. Class A	140,881	2,891

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Simulations Plus Inc.	284,393	2,818
*,^	Castlight Health Inc. Class B	651,468	2,782
*	EMCORE Corp.	449,964	2,758
*,^	MobileIron Inc.	761,763	2,750
*	Telenav Inc.	483,246	2,750
*,^	Rapid7 Inc.	179,469	2,715
*,^	Clearfield Inc.	194,605	2,610
*	VOXX International Corp. Class A	482,434	2,538
*	Ultra Clean Holdings Inc.	490,321	2,510
*	Kopin Corp.	922,852	2,510
*	Datalink Corp.	345,986	2,353
*	GigOptix Inc.	765,068	2,326
*,^	USA Technologies Inc.	744,357	2,293
*	KVH Industries Inc.	238,592	2,248
*	Radisys Corp.	806,798	2,235
*	Exa Corp.	191,587	2,224
*	Mitek Systems Inc.	536,293	2,204
*,^	TransEnterix Inc.	852,369	2,114
*,^	VirnetX Holding Corp.	815,266	2,095
*	Rosetta Stone Inc.	306,547	2,051
*	Alarm.com Holdings Inc.	120,300	2,007
*,^	Park City Group Inc.	167,676	1,997
*	Hutchinson Technology Inc.	544,466	1,955
	Computer Task Group Inc.	281,333	1,862
*	Neonode Inc.	721,721	1,826
	Preformed Line Products Co.	43,037	1,812
	NCI Inc. Class A	132,403	1,807
	TESSCO Technologies Inc.	91,391	1,779
*	Covisint Corp.	707,709	1,769
*	Guidance Software Inc.	287,426	1,730
*	BSQUARE Corp.	279,967	1,705
*	Systemax Inc.	194,630	1,674
*	Key Tronic Corp.	219,212	1,666
	TransAct Technologies Inc.	192,208	1,649
*	Unwired Planet Inc.	1,896,706	1,637
	PC-Tel Inc.	357,424	1,626
*	Amtech Systems Inc.	246,648	1,544
*,^	Pixelworks Inc.	644,421	1,534
*,^	Rightside Group Ltd.	179,340	1,489
*	Rocket Fuel Inc.	425,137	1,484
*,^	Aerohive Networks Inc.	283,110	1,447
*	Edgewater Technology Inc.	179,253	1,436
*	AXT Inc.	576,188	1,429
*	Match Group Inc.	99,094	1,343
*	Marin Software Inc.	364,803	1,306
*	Limelight Networks Inc.	893,306	1,304
*,^	Violin Memory Inc.	1,420,191	1,278
*	Xactly Corp.	145,952	1,245
*	NetSol Technologies Inc.	156,023	1,211
*,^	Apigee Corp.	147,783	1,187
	Evolving Systems Inc.	213,915	1,177
*	GSI Technology Inc.	316,241	1,176
*	Numerex Corp. Class A	182,247	1,170
	Concurrent Computer Corp.	233,786	1,157
*	PAR Technology Corp.	170,416	1,147
*	Pendrell Corp.	2,275,890	1,140
*	QuickLogic Corp.	1,008,202	1,139
*	Amber Road Inc.	219,870	1,119
	ClearOne Inc.	85,252	1,102
*	Icad Inc.	209,738	1,084
*	Support.com Inc.	1,053,784	1,064
*	Aware Inc.	323,417	1,054
*	Appfolio Inc.	70,210	1,025
*	eGain Corp.	227,199	975

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	FalconStor Software Inc.	517,449	973
*	ARI Network Services Inc.	212,114	955
*	Inuvo Inc.	346,977	937
*	ID Systems Inc.	202,190	930
*	Datawatch Corp.	153,785	920
*	MRV Communications Inc.	75,244	918
*	MoSys Inc.	842,033	918
*	ANADIGICS Inc.	1,404,456	895
*	LRAD Corp.	448,300	892
*	Westell Technologies Inc. Class A	696,943	878
*	Ooma Inc.	138,261	878
*	iPass Inc.	869,631	870
*	WidePoint Corp.	1,241,370	863
*	Tremor Video Inc.	412,155	849
*,^	Novatel Wireless Inc.	507,221	847
*,^	CVD Equipment Corp.	81,790	824
*	Imation Corp.	592,364	812
*	Intermolecular Inc.	349,185	810
*	Aviat Networks Inc.	980,603	753
*,^	Netlist Inc.	768,374	676
*	GSE Systems Inc.	274,729	659
*	Upland Software Inc.	87,982	620
*,^	Solar3D Inc.	166,567	616
	GlobalSCAPE Inc.	155,517	616
	Communications Systems Inc.	74,329	578
*	RELM Wireless Corp.	126,563	499
	Astro-Med Inc.	33,759	488
	RCM Technologies Inc.	82,170	452
	QAD Inc. Class B	22,665	418
*	Zhone Technologies Inc.	414,475	414
*	Qumu Corp.	152,829	414
*	SITO Mobile Ltd.	198,848	414
*	Smith Micro Software Inc.	492,957	359
*	Xplore Technologies Corp.	69,450	356
*	Synacor Inc.	201,945	353
*,^	ParkerVision Inc.	1,494,998	348
*,^	Vringo Inc.	139,890	346
*	Identiv Inc.	172,117	343
*	inTEST Corp.	75,035	317
*,^	InterCloud Systems Inc.	312,215	312
*,^	Cinedigm Corp. Class A	1,115,699	292
*	Streamline Health Solutions Inc.	203,637	287
*	Xcel Brands Inc.	37,448	281
*,^	Code Rebel Corp.	93,478	251
*,^	Resonant Inc.	90,940	241
*	BroadVision Inc.	38,059	228
*,^	Infosonics Corp.	140,874	223
*,^	Crossroads Systems Inc.	193,362	207
*	Data I/O Corp.	78,543	198
*	ARC Group Worldwide Inc.	109,790	181
*	Aehr Test Systems	93,715	176
*,^	Sysorex Global Holdings Corp.	288,616	165
*	Lantronix Inc.	138,633	157
*,^	Determine Inc.	51,869	134
*	Innodata Inc.	40,013	114
*	Mastech Holdings Inc.	15,394	113
*	SharpSpring Inc.	34,445	110
*	Sonic Foundry Inc.	17,328	91
*	Square Inc.	5,663	74
	CSP Inc.	9,402	65
*	Fusion Telecommunications International Inc.	18,890	62
*	ADDvantage Technologies Group Inc.	29,519	53
*	Adesto Technologies Corp.	4,336	33
*	Qualstar Corp.	34,975	27

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Trio-Tech International	5,845	17
*,^	NXT-ID Inc.	58,739	14
*	Network-1 Technologies Inc.	5,571	12
*	Glowpoint Inc.	12,965	6
			64,479,970
Telecommunications (2.2%)
	AT&T Inc.	112,756,002	3,879,934
	Verizon Communications Inc.	74,579,172	3,447,049
*	Level 3 Communications Inc.	5,206,950	283,050
	CenturyLink Inc.	10,139,308	255,105
*	SBA Communications Corp. Class A	2,313,847	243,116
*	T-Mobile US Inc.	5,221,831	204,278
	Frontier Communications Corp.	21,267,630	99,320
	Telephone & Data Systems Inc.	1,627,201	42,128
*,^	Sprint Corp.	11,206,292	40,567
*	Zayo Group Holdings Inc.	955,765	25,414
*	Vonage Holdings Corp.	3,235,220	18,570
	Consolidated Communications Holdings Inc.	867,413	18,172
	Shenandoah Telecommunications Co.	411,045	17,696
*	8x8 Inc.	1,511,741	17,309
	Atlantic Tele-Network Inc.	189,307	14,809
	EarthLink Holdings Corp.	1,860,082	13,820
*	Cincinnati Bell Inc.	3,733,228	13,440
*,^	Iridium Communications Inc.	1,438,561	12,098
^	Windstream Holdings Inc.	1,859,107	11,973
*,^	Globalstar Inc.	7,393,304	10,646
*	General Communication Inc. Class A	524,787	10,380
*	inContact Inc.	1,041,580	9,937
*	United States Cellular Corp.	241,433	9,853
*	ORBCOMM Inc.	1,133,391	8,206
*	GTT Communications Inc.	439,174	7,492
*,^	pdvWireless Inc.	243,279	6,690
	Spok Holdings Inc.	364,056	6,670
*	FairPoint Communications Inc.	412,021	6,621
*	Hawaiian Telcom Holdco Inc.	263,722	6,556
*	Lumos Networks Corp.	378,513	4,239
	IDT Corp. Class B	321,337	3,747
*,^	Straight Path Communications Inc. Class B	188,781	3,236
*	NTELOS Holdings Corp.	314,525	2,875
*	HC2 Holdings Inc.	508,327	2,689
*	Alaska Communications Systems Group Inc.	1,392,987	2,438
*,^	Intelsat SA	468,301	1,948
*,^	Towerstream Corp.	1,074,829	408
*	Elephant Talk Communications Corp.	1,050,107	284
*	Otelco Inc. Class A	2,454	17
			8,762,780
Utilities (3.1%)
	Duke Energy Corp.	12,603,601	899,771
	NextEra Energy Inc.	8,443,693	877,215
	Southern Co.	16,649,249	779,018
	Dominion Resources Inc.	10,938,569	739,885
	American Electric Power Co. Inc.	8,956,722	521,908
	PG&E Corp.	8,981,688	477,736
	Exelon Corp.	16,844,160	467,762
	PPL Corp.	12,225,291	417,249
	Sempra Energy	4,327,858	406,862
	Public Service Enterprise Group Inc.	9,268,707	358,606
	Edison International	5,958,127	352,781
	Consolidated Edison Inc.	5,355,641	344,207
	Xcel Energy Inc.	9,232,271	331,531
	WEC Energy Group Inc.	5,749,814	295,023
	Eversource Energy	5,746,858	293,492
	DTE Energy Co.	3,268,553	262,105
	FirstEnergy Corp.	7,718,752	244,916

58

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Entergy Corp.	3,243,610	221,733
	American Water Works Co. Inc.	3,250,599	194,223
	Ameren Corp.	4,412,017	190,731
	CMS Energy Corp.	5,039,753	181,834
	SCANA Corp.	2,328,983	140,880
	AGL Resources Inc.	2,204,679	140,681
	CenterPoint Energy Inc.	7,453,171	136,840
	Pinnacle West Capital Corp.	2,007,695	129,456
	Alliant Energy Corp.	2,060,709	128,691
	Pepco Holdings Inc.	4,641,785	120,733
	AES Corp.	12,330,308	118,001
	TECO Energy Inc.	4,312,866	114,938
	Atmos Energy Corp.	1,822,342	114,880
	NiSource Inc.	5,808,802	113,330
	ITC Holdings Corp.	2,860,092	112,259
	Westar Energy Inc. Class A	2,635,057	111,753
	UGI Corp.	3,131,957	105,735
	Aqua America Inc.	3,195,743	95,233
	ONEOK Inc.	3,830,310	94,455
*	Calpine Corp.	6,522,817	94,385
	Piedmont Natural Gas Co. Inc.	1,450,599	82,713
	Great Plains Energy Inc.	2,788,675	76,159
	NRG Energy Inc.	5,732,429	67,471
	IDACORP Inc.	946,939	64,392
	Vectren Corp.	1,513,404	64,199
	National Fuel Gas Co.	1,467,717	62,745
	Questar Corp.	3,166,544	61,684
	Portland General Electric Co.	1,668,262	60,675
	Hawaiian Electric Industries Inc.	2,005,544	58,060
	Cleco Corp.	1,111,108	58,011
	WGL Holdings Inc.	900,823	56,743
	New Jersey Resources Corp.	1,678,452	55,322
	NorthWestern Corp.	896,162	48,617
	ONE Gas Inc.	963,545	48,341
	ALLETE Inc.	924,126	46,973
	PNM Resources Inc.	1,513,557	46,269
	Southwest Gas Corp.	797,332	43,981
*	Avangrid Inc.	1,128,928	43,351
	Laclede Group Inc.	717,387	42,620
	Black Hills Corp.	908,502	42,182
	Avista Corp.	1,174,869	41,555
	MGE Energy Inc.	758,963	35,216
	El Paso Electric Co.	770,459	29,663
*	Dynegy Inc.	2,197,119	29,441
	South Jersey Industries Inc.	1,236,422	29,081
	American States Water Co.	681,607	28,593
	Northwest Natural Gas Co.	495,497	25,077
	Empire District Electric Co.	871,490	24,463
	Ormat Technologies Inc.	654,152	23,857
	California Water Service Group	857,185	19,947
	TerraForm Power Inc. Class A	1,400,411	17,617
	Chesapeake Utilities Corp.	269,108	15,272
	Unitil Corp.	323,015	11,590
*	Talen Energy Corp.	1,507,722	9,393
	SJW Corp.	301,436	8,938
	Middlesex Water Co.	329,705	8,750
	Connecticut Water Service Inc.	185,740	7,060
	York Water Co.	280,678	7,000
*,^	Sunrun Inc.	410,894	4,836
	Atlantic Power Corp.	2,208,448	4,351
	Artesian Resources Corp. Class A	147,518	4,086
	Delta Natural Gas Co. Inc.	191,073	4,011
*	Vivint Solar Inc.	402,153	3,845
	Genie Energy Ltd. Class B	286,954	3,200

59

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2015

					Market
					Value
				Shares	($000)
*	Pure Cycle Corp.			481,535	2,311
	Gas Natural Inc.			236,853	1,765
*,^	Cadiz Inc.			305,837	1,609
	Spark Energy Inc. Class A			68,151	1,412
*	US Geothermal Inc.			1,534,806	959
					12,266,244
Total Common Stocks (Cost $285,446,454)					398,105,564

		Coupon

Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
3,4	Vanguard Market Liquidity Fund	0.363%		4,729,461,508	4,729,462

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.200%	2/5/16	5,000	4,999
5,6,7	Federal Home Loan Bank Discount Notes	0.245%	3/2/16	35,000	34,977
5,6	Federal Home Loan Bank Discount Notes	0.320%-0.466%	3/7/16	13,500	13,490
5,6	Federal Home Loan Bank Discount Notes	0.501%	5/3/16	500	499
5	Federal Home Loan Bank Discount Notes	0.391%	5/27/16	600	599
5	Federal Home Loan Bank Discount Notes	0.571%	6/9/16	30,000	29,927
6	United States Treasury Bill	0.386%	5/26/16	10,000	9,984
6	United States Treasury Bill	0.536%	6/9/16	51,000	50,900
6	United States Treasury Note/Bond	0.375%	5/31/16	10,000	9,997
					155,372
Total Temporary Cash Investments (Cost $4,884,822)					4,884,834

Total Investments (100.6%) (Cost $290,331,276)					402,990,398

Other Assets and Liabilities—Net (-0.6%)[4]					(2,339,341)

Net Assets (100%)					400,651,057

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,713,056,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,834,498,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $118,549,000 and cash of $31,198,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,156,000 have been segregated as collateral for open over-the-counter swap contracts.
REIT—Real Estate Investment Trust.

60

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© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA850 022016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 16, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund:

In our opinion, the accompanying statement of net assets investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the "Fund") at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 11, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 11, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.